UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-07584
                                                     ---------
                               Rydex Series Funds
               --------------------------------------------------
               (Exact name of registrant as specified in charter)

                         9601 Blackwell Road, Suite 500
                            Rockville, Maryland 20850
               --------------------------------------------------
               (Address of principal executive offices) (Zip code)

                               Carl G. Verboncoeur
                               Rydex Series Funds
                         9601 Blackwell Road, Suite 500
                            Rockville, Maryland 20850
               --------------------------------------------------
                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 301-296-5100
                                                            ------------
                     Date of fiscal year end: March 31, 2006
                                              --------------

                  Date of reporting period: September 30, 2006
                                            ------------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

Item 1. Reports to Stockholders.


                                                              SEPTEMBER 30, 2006

                                           RYDEX SERIES FUNDS SEMI-ANNUAL REPORT
                                                                 BENCHMARK FUNDS

                                                                       NOVA FUND
                                                                    S&P 500 FUND
                                                            INVERSE S&P 500 FUND
                                                                        OTC FUND
                                                                INVERSE OTC FUND
                                                          MID-CAP ADVANTAGE FUND
                                                            INVERSE MID-CAP FUND
                                                  RUSSELL 2000(R) ADVANTAGE FUND
                                                            RUSSELL 2000(R) FUND
                                                    INVERSE RUSSELL 2000(R) FUND
                                             GOVERNMENT LONG BOND ADVANTAGE FUND
                                               INVERSE GOVERNMENT LONG BOND FUND
                                                           EUROPE ADVANTAGE FUND
                                                            JAPAN ADVANTAGE FUND
                                                            SMALL-CAP VALUE FUND
                                                              MID-CAP VALUE FUND
                                                            LARGE-CAP VALUE FUND
                                                           SMALL-CAP GROWTH FUND
                                                             MID-CAP GROWTH FUND
                                                           LARGE-CAP GROWTH FUND
                                               DYNAMIC STRENGTHENING DOLLAR FUND
                                                   DYNAMIC WEAKENING DOLLAR FUND
                                               U.S. GOVERNMENT MONEY MARKET FUND
                                                           NOVA MASTER PORTFOLIO
                                                INVERSE S&P 500 MASTER PORTFOLIO
                                                    INVERSE OTC MASTER PORTFOLIO
                                   INVERSE GOVERNMENT LONG BOND MASTER PORTFOLIO


                                                         [LOGO] RYDEXINVESTMENTS
                                                Essential for modern markets(TM)

This report and the financial statements contained herein are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

Distributed by Rydex Distributors, Inc.

TABLE OF CONTENTS
--------------------------------------------------------------------------------

LETTER TO OUR SHAREHOLDERS ................................................    2

A BRIEF NOTE ON THE COMPOUNDING OF RETURNS ................................    3

ABOUT SHAREHOLDERS' FUND EXPENSES .........................................    4

FUND PROFILES .............................................................    9

SCHEDULES OF INVESTMENTS ..................................................   22

BENCHMARK FUNDS

    STATEMENTS OF ASSETS AND LIABILITIES ..................................   92

    STATEMENTS OF OPERATIONS ..............................................   96

    STATEMENTS OF CHANGES IN NET ASSETS ...................................  100

    FINANCIAL HIGHLIGHTS ..................................................  108

BENCHMARK PORTFOLIOS

    STATEMENTS OF ASSETS AND LIABILITIES ..................................  120

    STATEMENTS OF OPERATIONS ..............................................  121

    STATEMENTS OF CHANGES IN NET ASSETS ...................................  122

    FINANCIAL HIGHLIGHTS ..................................................  124

NOTES TO FINANCIAL STATEMENTS .............................................  125

OTHER INFORMATION .........................................................  137

INFORMATION ON BOARD OF TRUSTEES AND OFFICERS .............................  140


                                   THE RYDEX SERIES FUNDS SEMI-ANNUAL REPORT | 1

LETTER TO OUR SHAREHOLDERS
--------------------------------------------------------------------------------

DEAR SHAREHOLDER:

Financial markets over the six-months ended September 30, 2006, were driven by a widely anticipated "soft-landing" in the U.S. economy. This "goldilocks" scenario had economic growth slowing, inflation and interest rates coming down and the Federal Reserve ("Fed") ending its protracted string of increases. In this environment, stocks rallied as corporate earnings continued to grow at double digit rates without competition from higher interest rates. The icing on the cake was relief from higher energy prices, which had risen relentlessly since 2005.

While the rally in stocks was fairly broad-based, it definitely exhibited a defensive bias. Large caps, value stocks and traditionally defensive sectors generally outperformed small caps, growth stocks and more aggressive sectors. This pattern is perfectly in keeping with the "late cycle" nature of the stock market rally. Investors wanted to ride prices up, but wanted to hedge their bets at the same time.

The large-cap nature of the rally was clearly evident in the performance of the major averages. The home of the country's industrial giants--the Dow Jones Industrial Average(SM)--returned 6.34%, followed by the broader S&P 500(R) Index, which returned 4.14%. If we look at the extremes of the capitalization spectrum, the large-cap bias becomes more evident as the Russell Top 50(TM) Index returned 7.13% for the six month period versus a LOSS of 4.61% for the small-cap Russell 2000(R) Index.

In a defensive rally, investors are often wary of overpaying for stocks. That was certainly true as the Russell 1000(R) Value Index returned 5.5% versus a 0.7% decline for the Russell 1000(R) Growth Index. Although developed market international stocks did well as the MSCI EAFE Index gained 3.2%, emerging market stocks fared poorly as the MSCI EM Index fell 1.2%.

A major catalyst for the rally in stocks was the rally in bonds. While yields on the short end of the curve actually rose, longer dated maturities rallied with the yield on the benchmark 10-Year Treasury note declining to 4.63% from 4.85% during the six-month period. The catalyst for falling rates was the decline in inflation and the Fed's pause from its extended interest rate increases. The result was a steeply inverted yield curve. Historically, inverted yield curves presage an economic slowdown or recession. While that remains a possibility, the decline in long-term rates also signals the market's anticipation of an eventual easing campaign by the Fed.

The performance of stocks at the sector level highlighted the defensive bias towards the gains in stock prices over the past six months. The S&P 500 Utilities sector led the way with a gain of 10.2%. Although telecommunications services, a more aggressive sector, was number two with a gain of 8.1%, consumer staples and financials were the next best performers, gaining 7.5% and 6.5%, respectively. It is worth noting that falling interest rates also helped both financials and utilities. Sectors that typically perform well in a rapidly expanding economic environment, specifically materials, industrials and technology declined between 1.0% and 2.3% as the economy slowed.

Going into the fourth quarter, we expect that Gross Domestic Product will pick up slightly, the Fed will remain on hold and equities will remain range-bound. As we head into 2007, we also see the appetite for risk continuing to decline.

We appreciate the trust you have placed in our firm by investing with us.

Sincerely,


/s/ David C. Reilly

David C. Reilly, CFA
Director of Investment Strategy


2 | THE RYDEX SERIES FUNDS SEMI-ANNUAL REPORT

A BRIEF NOTE ON THE COMPOUNDING OF RETURNS  (UNAUDITED)
--------------------------------------------------------------------------------

Many of the Rydex Funds described in this report are benchmarked daily to leveraged or inverse versions of published indices. To properly evaluate the performance of these funds, it is essential to understand the effect of mathematical compounding on their respective returns.

Because of the nonlinear effects of leverage applied over time, it is possible for a fund to perform in line with its benchmark for several individual periods in a row, yet seem to trail the benchmark over the entire period. It is also possible that a fund that performs in-line with its benchmark on a daily basis may seem to outperform its benchmark over longer periods.

AN EXAMPLE OF COMPOUNDING

For example, consider a hypothetical fund that is designed to produce returns that correspond to 150% of an index. On the first day of a period, the index rises from a level of 100 to a level of 106, producing a 6% gain and an expectation that the fund will rise by 9%. On the same day, the fund's net asset value ("NAV") increases from $10.00 to $10.90 for a gain of 9.0%-in line with its benchmark.

On day two, assume the index falls from 106 to 99 for a loss of about 6.6%. The fund, as expected, falls 9.9% to a price of $9.82. On each day, the fund performed exactly in line with its benchmark, but for the two-day period, the fund was down 1.8%, while the index was down only 1.0%. Without taking into account the daily compounding of returns, one would expect the fund to lose 1.5% and would see the fund as trailing by 0.3% when in fact it had performed perfectly. This example is summarized in the table below.

              INDEX        INDEX         FUND                      FUND
              LEVEL     PERFORMANCE   EXPECTATION    FUND NAV   PERFORMANCE    ASSESSMENT
------------------------------------------------------------------------------------------
Start         100                                     $10.00
Day 1         106          6.00%         9.00%        $10.90      9.00%         In line
Day 2          99         -6.60%        -9.90%        $ 9.82     -9.90%         In line
Cumulative                -1.00%        -1.50%                   -1.80%         -0.30%
------------------------------------------------------------------------------------------

As illustrated by this simple example, the effect of leverage can make it difficult to form expectations or judgments about fund performance given only the returns of the unleveraged index.

In general, any change in direction in an index will produce compounding that seems to work against an investor. Were the index to move in the same direction (either up or down) for two or more periods in a row, the compounding of those returns would work in an investor's favor, causing the fund to seemingly beat its benchmark.

As a general rule of thumb, more leverage in a fund will magnify the compounding effect, while less leverage will generally produce results that are more in line with expectations. In addition, periods of high volatility in an underlying index will also cause the effects of compounding to be more pronounced, while lower volatility will produce a more muted effect.


                                   THE RYDEX SERIES FUNDS SEMI-ANNUAL REPORT | 3

ABOUT SHAREHOLDERS' FUND EXPENSES  (UNAUDITED)
--------------------------------------------------------------------------------

All mutual funds have operating expenses and it is important for our shareholders to understand the impact of costs on their investments. As a shareholder of the fund, you incur two types of costs: (i) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (ii) ongoing costs, including management fees, administrative services, and shareholder reports, among others. These ongoing costs, or operating expenses, are deducted from a fund's gross income and reduce the investment return of the fund.

A fund's expenses are expressed as a percentage of its average net assets, which is known as the expense ratio. The following examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period and held for the entire six-month period beginning March 31, 2006 and ending September 30, 2006.

The following tables illustrate your fund's costs in two ways:

TABLE 1. BASED ON ACTUAL FUND RETURN. This section helps you estimate the actual expenses that you paid over the period. The "Ending Account Value" shown is derived from the fund's actual return, and the fourth column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading "Expenses Paid During
    Period."

TABLE 2. BASED ON HYPOTHETICAL 5% RETURN. This section is intended to help you compare your fund's cost with those of other mutual funds. The table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid during the period. The example is useful in making comparisons because the U.S. Securities and Exchange Commission (the "SEC") requires all mutual funds to calculate expenses based on the 5% return. You can assess your fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Certain retirement plans such as IRA, Roth IRA and 403(b) accounts are charged an annual $15 maintenance fee. Upon liquidating your retirement account, a $15 account-closing fee will be taken from the proceeds of your redemption.

The calculations above assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs which may be incurred by some of the Fund's classes. These costs may include, but are not limited to, sales charges (loads), redemption fees, and exchange fees.

You can find more information about the Fund's expenses, including annual expense ratios for the past five years, in the Financial Highlights section of this report. For additional information on operating expenses and other shareholder costs, please refer to the appropriate Fund prospectus.


4 | THE RYDEX SERIES FUNDS SEMI-ANNUAL REPORT

--------------------------------------------------------------------------------

                                                                   BEGINNING                ENDING           EXPENSES
                                           EXPENSE             ACCOUNT VALUE         ACCOUNT VALUE        PAID DURING
                                             RATIO+           MARCH 31, 2006    SEPTEMBER 30, 2006             PERIOD*
----------------------------------------------------------------------------------------------------------------------
TABLE 1. BASED ON ACTUAL FUND RETURN
NOVA FUND
    Investor Class                            1.26%++              $1,000.00             $1,037.40             $ 6.42
    Advisor Class                             1.75%++               1,000.00              1,035.00               8.91
    A-Class                                   1.50%++               1,000.00              1,035.90               7.64
    C-Class                                   2.25%++               1,000.00              1,032.10              11.45
S&P 500 FUND**
    A-Class                                   1.58%                 1,000.00              1,048.00               8.11
    C-Class                                   2.31%                 1,000.00              1,045.60              11.85
    H-Class                                   1.55%                 1,000.00              1,047.60               7.96
INVERSE S&P 500 FUND
    Investor Class                            1.39%++               1,000.00                996.30               6.96
    Advisor Class                             1.89%++               1,000.00                994.80               9.45
    A-Class                                   1.64%++               1,000.00                994.80               8.20
    C-Class                                   2.39%++               1,000.00                990.80              11.93
OTC FUND
    Investor Class                            1.23%                 1,000.00                967.40               6.07
    Advisor Class                             1.74%                 1,000.00                964.20               8.57
    A-Class                                   1.48%                 1,000.00                965.30               7.29
    C-Class                                   2.22%                 1,000.00                961.80              10.92
INVERSE OTC FUND
    Investor Class                            1.41%++               1,000.00              1,058.70               7.28
    Advisor Class                             1.91%++               1,000.00              1,056.30               9.85
    A-Class                                   1.66%++               1,000.00              1,056.90               8.56
    C-Class                                   2.41%++               1,000.00              1,053.80              12.41
MID-CAP ADVANTAGE FUND
    A-Class                                   1.66%                 1,000.00                914.50               7.97
    C-Class                                   2.40%                 1,000.00                911.10              11.50
    H-Class                                   1.66%                 1,000.00                914.40               7.97
INVERSE MID-CAP FUND
    A-Class                                   1.67%                 1,000.00              1,071.30               8.67
    C-Class                                   2.43%                 1,000.00              1,066.70              12.59
    H-Class                                   1.67%                 1,000.00              1,071.30               8.67
RUSSELL 2000(R) ADVANTAGE FUND
    A-Class                                   1.65%                 1,000.00                905.40               7.88
    C-Class                                   2.39%                 1,000.00                902.00              11.40
    H-Class                                   1.63%                 1,000.00                905.70               7.79
RUSSELL 2000(R) FUND**
    A-Class                                   1.55%                 1,000.00              1,007.60               7.80
    C-Class                                   2.47%                 1,000.00              1,005.60              12.42
    H-Class                                   1.53%                 1,000.00              1,007.60               7.70
INVERSE RUSSELL 2000(R) FUND
    A-Class                                   1.68%                 1,000.00              1,068.50               8.71
    C-Class                                   2.42%                 1,000.00              1,064.30              12.52
    H-Class                                   1.66%                 1,000.00              1,068.40               8.61
GOVERNMENT LONG BOND ADVANTAGE FUND
    Investor Class                            0.97%                 1,000.00              1,048.30               4.98
    Advisor Class                             1.47%                 1,000.00              1,039.90               7.52
    A-Class                                   1.22%                 1,000.00              1,048.00               6.26
    C-Class                                   1.96%                 1,000.00              1,043.20              10.04
INVERSE GOVERNMENT LONG BOND FUND
    Investor Class                            5.02%++***            1,000.00                986.80              25.00
    Advisor Class                             5.51%++***            1,000.00                984.60              27.41
    A-Class                                   5.27%++***            1,000.00                985.70              26.23
    C-Class                                   6.01%++***            1,000.00                981.90              29.86


                                   THE RYDEX SERIES FUNDS SEMI-ANNUAL REPORT | 5

--------------------------------------------------------------------------------

                                                                   BEGINNING                ENDING           EXPENSES
                                           EXPENSE             ACCOUNT VALUE         ACCOUNT VALUE        PAID DURING
                                             RATIO+           MARCH 31, 2006    SEPTEMBER 30, 2006             PERIOD*
----------------------------------------------------------------------------------------------------------------------
EUROPE ADVANTAGE FUND
    A-Class                                   1.54%                $1,000.00             $1,069.30             $ 7.99
    C-Class                                   2.35%                 1,000.00              1,065.50              12.17
    H-Class                                   1.67%                 1,000.00              1,069.80               8.67
JAPAN ADVANTAGE FUND
    A-Class                                   1.66%                 1,000.00                920.20               7.99
    C-Class                                   2.39%                 1,000.00                916.60              11.48
    H-Class                                   1.64%                 1,000.00                920.30               7.89
SMALL-CAP VALUE FUND
    A-Class                                   1.53%                 1,000.00                950.60               7.48
    C-Class                                   2.24%                 1,000.00                946.70              10.93
    H-Class                                   1.48%                 1,000.00                950.30               7.24
MID-CAP VALUE FUND
    A-Class                                   1.51%                 1,000.00              1,002.80               7.58
    C-Class                                   2.25%                 1,000.00                999.40              11.28
    H-Class                                   1.50%                 1,000.00              1,003.10               7.53
LARGE-CAP VALUE FUND
    A-Class                                   1.51%                 1,000.00              1,042.90               7.73
    C-Class                                   2.24%                 1,000.00              1,038.70              11.45
    H-Class                                   1.52%                 1,000.00              1,042.90               7.78
SMALL-CAP GROWTH FUND
    A-Class                                   1.50%                 1,000.00                907.00               7.17
    C-Class                                   2.25%                 1,000.00                903.50              10.74
    H-Class                                   1.49%                 1,000.00                907.00               7.12
MID-CAP GROWTH FUND
    A-Class                                   1.51%                 1,000.00                902.60               7.20
    C-Class                                   2.24%                 1,000.00                899.30              10.67
    H-Class                                   1.49%                 1,000.00                903.00               7.11
LARGE-CAP GROWTH FUND
    A-Class                                   1.53%                 1,000.00                982.00               7.60
    C-Class                                   2.30%                 1,000.00                977.90              11.40
    H-Class                                   1.54%                 1,000.00                982.00               7.65
DYNAMIC STRENGTHENING DOLLAR FUND
    A-Class                                   1.67%                 1,000.00                952.40               8.17
    C-Class                                   2.42%                 1,000.00                948.50              11.82
    H-Class                                   1.67%                 1,000.00                952.40               8.17
DYNAMIC WEAKENING DOLLAR FUND
    A-Class                                   1.67%                 1,000.00              1,074.00               8.68
    C-Class                                   2.42%                 1,000.00              1,070.10              12.56
    H-Class                                   1.67%                 1,000.00              1,074.00               8.68
U.S. GOVERNMENT MONEY MARKET FUND
    Investor Class                            0.91%                 1,000.00              1,020.40               4.61
    Advisor Class                             1.41%                 1,000.00              1,017.90               7.13
    A-Class                                   1.16%                 1,000.00              1,019.20               5.87
    C-Class                                   1.91%                 1,000.00              1,015.40               9.65


6 | THE RYDEX SERIES FUNDS SEMI-ANNUAL REPORT

--------------------------------------------------------------------------------

                                                                   BEGINNING                ENDING           EXPENSES
                                           EXPENSE             ACCOUNT VALUE         ACCOUNT VALUE        PAID DURING
                                             RATIO+           MARCH 31, 2006    SEPTEMBER 30, 2006             PERIOD*
----------------------------------------------------------------------------------------------------------------------
TABLE 2. BASED ON HYPOTHETICAL 5% RETURN
NOVA FUND
    Investor Class                            1.26%++              $1,000.00             $1,018.67             $ 6.40
    Advisor Class                             1.75%++               1,000.00              1,016.18               8.88
    A-Class                                   1.50%++               1,000.00              1,017.45               7.61
    C-Class                                   2.25%++               1,000.00              1,013.65              11.42
S&P 500 FUND**
    A-Class                                   1.58%                 1,000.00              1,017.05               8.02
    C-Class                                   2.31%                 1,000.00              1,013.34              11.73
    H-Class                                   1.55%                 1,000.00              1,017.20               7.87
INVERSE S&P 500 FUND
    Investor Class                            1.39%++               1,000.00              1,018.01               7.06
    Advisor Class                             1.89%++               1,000.00              1,015.47               9.59
    A-Class                                   1.64%++               1,000.00              1,016.74               8.33
    C-Class                                   2.39%++               1,000.00              1,012.94              12.13
OTC FUND
    Investor Class                            1.23%                 1,000.00              1,018.82               6.24
    Advisor Class                             1.74%                 1,000.00              1,016.24               8.83
    A-Class                                   1.48%                 1,000.00              1,017.56               7.51
    C-Class                                   2.22%                 1,000.00              1,013.80              11.27
INVERSE OTC FUND
    Investor Class                            1.41%++               1,000.00              1,017.91               7.16
    Advisor Class                             1.91%++               1,000.00              1,015.37               9.70
    A-Class                                   1.66%++               1,000.00              1,016.64               8.43
    C-Class                                   2.41%++               1,000.00              1,012.83              12.23
MID-CAP ADVANTAGE FUND
    A-Class                                   1.66%                 1,000.00              1,016.64               8.43
    C-Class                                   2.40%                 1,000.00              1,012.88              12.18
    H-Class                                   1.66%                 1,000.00              1,016.64               8.43
INVERSE MID-CAP FUND
    A-Class                                   1.67%                 1,000.00              1,016.59               8.48
    C-Class                                   2.43%                 1,000.00              1,012.73              12.34
    H-Class                                   1.67%                 1,000.00              1,016.59               8.48
RUSSELL 2000(R) ADVANTAGE FUND
    A-Class                                   1.65%                 1,000.00              1,016.69               8.38
    C-Class                                   2.39%                 1,000.00              1,012.94              12.13
    H-Class                                   1.63%                 1,000.00              1,016.79               8.27
RUSSELL 2000(R) FUND**
    A-Class                                   1.55%                 1,000.00              1,017.20               7.87
    C-Class                                   2.47%                 1,000.00              1,012.53              12.54
    H-Class                                   1.53%                 1,000.00              1,017.30               7.77
INVERSE RUSSELL 2000(R) FUND
    A-Class                                   1.68%                 1,000.00              1,016.54               8.53
    C-Class                                   2.42%                 1,000.00              1,012.78              12.29
    H-Class                                   1.66%                 1,000.00              1,016.64               8.43
GOVERNMENT LONG BOND ADVANTAGE FUND
    Investor Class                            0.97%                 1,000.00              1,020.14               4.92
    Advisor Class                             1.47%                 1,000.00              1,017.61               7.46
    A-Class                                   1.22%                 1,000.00              1,018.88               6.19
    C-Class                                   1.96%                 1,000.00              1,015.12               9.95
INVERSE GOVERNMENT LONG BOND FUND
    Investor Class                            5.02%++***            1,000.00                999.58              25.48
    Advisor Class                             5.51%++***            1,000.00                997.10              27.97
    A-Class                                   5.27%++***            1,000.00                998.32              26.75
    C-Class                                   6.01%++***            1,000.00                994.56              30.51


                                   THE RYDEX SERIES FUNDS SEMI-ANNUAL REPORT | 7

ABOUT SHAREHOLDERS' FUND EXPENSES  (UNAUDITED) (CONCLUDED)
--------------------------------------------------------------------------------

                                                                   BEGINNING                ENDING           EXPENSES
                                           EXPENSE             ACCOUNT VALUE         ACCOUNT VALUE        PAID DURING
                                             RATIO+           MARCH 31, 2006    SEPTEMBER 30, 2006             PERIOD*
----------------------------------------------------------------------------------------------------------------------
EUROPE ADVANTAGE FUND
    A-Class                                   1.54%                $1,000.00             $1,017.25             $ 7.82
    C-Class                                   2.35%                 1,000.00              1,013.14              11.93
    H-Class                                   1.67%                 1,000.00              1,016.59               8.48
JAPAN ADVANTAGE FUND
    A-Class                                   1.66%                 1,000.00              1,016.64               8.43
    C-Class                                   2.39%                 1,000.00              1,012.94              12.13
    H-Class                                   1.64%                 1,000.00              1,016.74               8.33
SMALL-CAP VALUE FUND
    A-Class                                   1.53%                 1,000.00              1,017.30               7.77
    C-Class                                   2.24%                 1,000.00              1,013.70              11.37
    H-Class                                   1.48%                 1,000.00              1,017.56               7.51
MID-CAP VALUE FUND
    A-Class                                   1.51%                 1,000.00              1,017.40               7.67
    C-Class                                   2.25%                 1,000.00              1,013.65              11.42
    H-Class                                   1.50%                 1,000.00              1,017.45               7.61
LARGE-CAP VALUE FUND
    A-Class                                   1.51%                 1,000.00              1,017.40               7.67
    C-Class                                   2.24%                 1,000.00              1,013.70              11.37
    H-Class                                   1.52%                 1,000.00              1,017.35               7.72
SMALL-CAP GROWTH FUND
    A-Class                                   1.50%                 1,000.00              1,017.45               7.61
    C-Class                                   2.25%                 1,000.00              1,013.65              11.42
    H-Class                                   1.49%                 1,000.00              1,017.50               7.56
MID-CAP GROWTH FUND
    A-Class                                   1.51%                 1,000.00              1,017.40               7.67
    C-Class                                   2.24%                 1,000.00              1,013.70              11.37
    H-Class                                   1.49%                 1,000.00              1,017.50               7.56
LARGE-CAP GROWTH FUND
    A-Class                                   1.53%                 1,000.00              1,017.30               7.77
    C-Class                                   2.30%                 1,000.00              1,013.39              11.68
    H-Class                                   1.54%                 1,000.00              1,017.25               7.82
DYNAMIC STRENGTHENING DOLLAR FUND
    A-Class                                   1.67%                 1,000.00              1,016.59               8.48
    C-Class                                   2.42%                 1,000.00              1,012.78              12.29
    H-Class                                   1.67%                 1,000.00              1,016.59               8.48
DYNAMIC WEAKENING DOLLAR FUND
    A-Class                                   1.67%                 1,000.00              1,016.59               8.48
    C-Class                                   2.42%                 1,000.00              1,012.78              12.29
    H-Class                                   1.67%                 1,000.00              1,016.59               8.48
U.S. GOVERNMENT MONEY MARKET FUND
    Investor Class                            0.91%                 1,000.00              1,020.45               4.62
    Advisor Class                             1.41%                 1,000.00              1,017.91               7.16
    A-Class                                   1.16%                 1,000.00              1,019.18               5.89
    C-Class                                   1.91%                 1,000.00              1,015.37               9.70

  * EXPENSES ARE EQUAL TO THE FUND'S ANNUALIZED EXPENSE RATIO, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY THE NUMBER OF DAYS IN THE MOST RECENT FISCAL HALF-YEAR, THEN DIVIDED BY 365.

 **   SINCE THE COMMENCEMENT OF OPERATIONS: MAY 31, 2006.

*** THIS RATIO REPRESENTS GROSS EXPENSES, WHICH INCLUDE INTEREST EXPENSE FROM SECURITIES SOLD SHORT. EXCLUDING SHORT INTEREST DIVIDENDS, THE OPERATING EXPENSE RATIOS WOULD BE REDUCED BY 3.66%.

  +   ANNUALIZED

 ++ RATIOS TO AVERAGE NET ASSETS INCLUDE EXPENSES OF THE CORRESPONDING MASTER PORTFOLIO.


8 | THE RYDEX SERIES FUNDS SEMI-ANNUAL REPORT

FUND PROFILES  (UNAUDITED)
--------------------------------------------------------------------------------

NOVA FUND

OBJECTIVE: To provide investment results that match the performance of a specific benchmark on a daily basis. The Fund's current benchmark is 150% of the performance of the S&P 500 Index.

HOLDINGS DIVERSIFICATION (MARKET EXPOSURE AS % OF NET ASSETS)

  [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

                                            NOVA FUND     S&P 500 INDEX
                                            ---------     -------------
Other                                          7.1%            8.8%
Financials                                    16.3%           21.2%
Information Technology                        11.4%           15.7%
Health Care                                   10.3%           12.8%
Industrials                                    7.4%           11.6%
Energy                                         6.9%           10.3%
Consumer Discretionary                         8.8%           10.0%
Consumer Staples                               7.1%            9.6%
Futures Contracts                             20.5%
Equity Index Swap Agreements                  54.1%

"Holdings Diversification (Market Exposure as % of Net Assets)" excludes any temporary cash investments.

INCEPTION DATES:
--------------------------------------------------------
Investor Class                             July 12, 1993
Advisor Class                           October 15, 1998
A-Class                                   March 31, 2004
C-Class                                   March 14, 2001

TEN LARGEST HOLDINGS (% OF TOTAL NET ASSETS)
--------------------------------------------------------
Exxon Mobil Corp.                                   2.3%
General Electric Co.                                2.0%
Bank of America Corp.                               1.8%
J.P. Morgan Chase & Co.                             1.3%
Altria Group, Inc.                                  1.3%
Citigroup, Inc.                                     1.2%
Microsoft Corp.                                     1.2%
International Business Machines Corp.               1.1%
Pfizer, Inc.                                        1.1%
Wells Fargo & Co.                                   1.1%
--------------------------------------------------------
Top Ten Total                                      14.4%
--------------------------------------------------------

"Ten Largest Holdings" exclude any temporary cash or derivative investments.

S&P 500 FUND

OBJECTIVE: To provide investment results that match the performance of a specific benchmark on a daily basis. The Fund's current benchmark is the S&P 500 Index.

HOLDINGS DIVERSIFICATION (MARKET EXPOSURE AS % OF NET ASSETS)

  [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

                                       S&P 500 FUND     S&P 500 INDEX
                                       ------------     -------------
Other                                     19.5%              8.8%
Financials                                 6.9%             21.2%
Information Technology                     4.8%             15.7%
Health Care                                                 12.8%
Industrials                                                 11.6%
Energy                                                      10.3%
Consumer Discretionary                                      10.0%
Consumer Staples                                             9.6%
Futures Contracts                         16.7%
Equity Index Swap Agreements              52.1%

"Holdings Diversification (Market Exposure as % of Net Assets)" excludes any temporary cash investments.

INCEPTION DATES:
--------------------------------------------------------
A-Class                                     May 31, 2006
C-Class                                     May 31, 2006
H-Class                                     May 31, 2006

TEN LARGEST HOLDINGS (% OF TOTAL NET ASSETS)
--------------------------------------------------------
Exxon Mobil Corp.                                   1.0%
General Electric Co.                                0.9%
Citigroup, Inc.                                     0.6%
Bank of America Corp.                               0.6%
Microsoft Corp.                                     0.6%
Pfizer, Inc.                                        0.5%
Procter & Gamble Co.                                0.5%
Johnson & Johnson, Inc.                             0.5%
American International Group, Inc.                  0.4%
J.P. Morgan Chase & Co.                             0.4%
--------------------------------------------------------
Top Ten Total                                       6.0%
--------------------------------------------------------

"Ten Largest Holdings" exclude any temporary cash or derivative investments.


                                   THE RYDEX SERIES FUNDS SEMI-ANNUAL REPORT | 9

--------------------------------------------------------------------------------

INVERSE S&P 500 FUND

OBJECTIVE: To provide investment results that will inversely correlate to the performance of the S&P 500 Index.

HOLDINGS DIVERSIFICATION (MARKET EXPOSURE AS % OF NET ASSETS)

  [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

                                           INVERSE S&P 500 FUND    S&P 500 INDEX
                                           --------------------    -------------
Other                                                                   8.8%
Financials                                                             21.2%
Information Technology                                                 15.7%
Health Care                                                            12.8%
Industrials                                                            11.6%
Consumer Discretionary                                                 10.0%
Energy                                                                 10.3%
Consumer Staples                                                        9.6%
Futures Contracts Sold Short                     -7.3%
Equity Index Swap Agreements Sold Short         -92.5%

"Holdings Diversification (Market Exposure as % of Net Assets)" excludes any temporary cash investments.

INCEPTION DATES:
--------------------------------------------------------
Investor Class                           January 7, 1994
Advisor Class                             August 5, 1998
A-Class                                   March 31, 2004
C-Class                                   March 15, 2001

The Fund invests principally in derivative investments such as equity index swap agreements, futures contracts, and options on index futures.

OTC FUND

OBJECTIVE: To provide investment results that correspond to a benchmark for over-the-counter securities. The Fund's current benchmark is the Nasdaq 100 Index.

HOLDINGS DIVERSIFICATION (MARKET EXPOSURE AS % OF NET ASSETS)

  [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

                                                OTC FUND        NASDAQ 100 INDEX
                                                --------        ----------------
Other                                             6.9%                9.2%
Information Technology                           59.3%               60.4%
Consumer Discretionary                           15.0%               16.0%
Health Care                                      13.5%               14.3%
Futures Contracts                                 4.5%
Equity Index Swap Agreements                      1.0%

"Holdings Diversification (Market Exposure as % of Net Assets)" excludes any temporary cash investments.

INCEPTION DATES:
--------------------------------------------------------
Investor Class                         February 14, 1994
Advisor Class                         September 22, 1998
A-Class                                   March 31, 2004
C-Class                                   March 26, 2001

TEN LARGEST HOLDINGS (% OF TOTAL NET ASSETS)
--------------------------------------------------------
Apple Computer, Inc.                                6.2%
Microsoft Corp.                                     5.9%
Qualcomm, Inc.                                      5.0%
Google, Inc. -- Class A                             3.5%
Cisco Systems, Inc.                                 3.5%
Amgen, Inc.                                         3.2%
Oracle Corp.                                        2.7%
Intel Corp.                                         2.6%
Comcast Corp. -- Class A                            2.5%
Starbucks Corp.                                     2.5%
--------------------------------------------------------
Top Ten Total                                      37.6%
--------------------------------------------------------

"Ten Largest Holdings" exclude any temporary cash or derivative investments.


10 | THE RYDEX SERIES FUNDS SEMI-ANNUAL REPORT

--------------------------------------------------------------------------------

INVERSE OTC FUND

OBJECTIVE: To provide investment results that will match the performance of a specific benchmark. The Fund's current benchmark is the inverse of the performance of the Nasdaq 100 Index.

HOLDINGS DIVERSIFICATION (MARKET EXPOSURE AS % OF NET ASSETS)

  [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

                                           INVERSE OTC FUND     NASDAQ 100 INDEX
                                           ----------------     ----------------
Other                                                                 8.5%
Information Technology                                               60.4%
Consumer Discretionary                                               16.0%
Health Care                                                          14.3%
Futures Contracts Short Sales                    -5.5%
Equity Index Swap Agreements Short Sales        -95.4%

"Holdings Diversification (Market Exposure as % of Net Assets)" excludes any temporary cash investments.

INCEPTION DATES:
--------------------------------------------------------
Investor Class                         September 3, 1998
Advisor Class                             August 1, 2003
A-Class                                   March 31, 2004
C-Class                                    March 7, 2001

The Fund invests principally in derivative investments such as equity index swap agreements, futures contracts, and options on index futures.

MID-CAP ADVANTAGE FUND

OBJECTIVE: To provide investment results that correlate to the performance of a specific benchmark for mid-cap securities. The Fund's current benchmark is the S&P MidCap 400 Index.

HOLDINGS DIVERSIFICATION (MARKET EXPOSURE AS % OF NET ASSETS)

 [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

                                MID-CAP ADVANTAGE FUND     S&P MIDCAP 400 INDEX
                                ----------------------     --------------------
Other                                    6.8%                       2.4%
Financials                              16.8%                      17.8%
Information Technology                  13.7%                      16.5%
Industrials                             14.2%                      14.5%
Consumer Discretionary                  13.7%                      14.4%
Energy                                   7.9%                      10.5%
Health Care                             10.0%                      10.0%
Utilities                                7.6%                       9.0%
Materials                                                           5.0%
Futures Contracts                       18.4%
Equity Index Swap Agreements            40.9%

"Holdings Diversification (Market Exposure as % of Net Assets)" excludes any temporary cash investments.

INCEPTION DATES:
--------------------------------------------------------
A-Class                                   March 31, 2004
C-Class                                  August 20, 2001
H-Class                                  August 16, 2001

TEN LARGEST HOLDINGS (% OF TOTAL NET ASSETS)
--------------------------------------------------------
Peabody Energy Corp.                                1.1%
Noble Energy, Inc.                                  1.1%
Lam Research Corp.                                  1.0%
American Eagle Outfitters, Inc.                     1.0%
W.R. Berkley Corp.                                  1.0%
Michaels Stores, Inc.                               1.0%
Macerich Co.                                        0.9%
Manpower, Inc.                                      0.9%
Health Net, Inc.                                    0.9%
Old Republic International Corp.                    0.9%
--------------------------------------------------------
Top Ten Total                                       9.8%
--------------------------------------------------------

"Ten Largest Holdings" exclude any temporary cash or derivative investments.


                                  THE RYDEX SERIES FUNDS SEMI-ANNUAL REPORT | 11

--------------------------------------------------------------------------------

INVERSE MID-CAP FUND

OBJECTIVE: To provide investment results that will match the performance of a specific benchmark. The Fund's current benchmark is the inverse of the performance of the S&P MidCap 400 Index.

HOLDINGS DIVERSIFICATION (MARKET EXPOSURE AS % OF NET ASSETS)

 [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

                                           INVERSE MID-CAP    S&P MIDCAP 400
                                                 FUND              INDEX
                                          -----------------  ----------------
Other                                                                2.4%
Financials                                                          17.8%
Information Technology                                              16.5%
Industrials                                                         14.5%
Consumer Discretionary                                              14.4%
Energy                                                              10.5%
Health Care                                                         10.0%
Utilities                                                            9.0%
Materials                                                            5.0%
Futures Contracts Short Sales                   -31.1%
Equity Index Swap Agreements Short Sales        -68.6%

"Holdings Diversification (Market Exposure as % of Net Assets)" excludes any temporary cash investments.

INCEPTION DATES:
--------------------------------------------------------
A-Class                                   March 31, 2004
C-Class                                February 20, 2004
H-Class                                February 20, 2004

The Fund invests principally in derivative investments such as equity index swap agreements, futures contracts, and options on index futures.

RUSSELL 2000(R) ADVANTAGE FUND

OBJECTIVE: To provide investment results that correlate to the performance of a specific benchmark for small-cap securities. The Fund's current benchmark is the Russell 2000(R) Index.

HOLDINGS DIVERSIFICATION (MARKET EXPOSURE AS % OF NET ASSETS)

  [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

                                    RUSSELL 2000(R)      RUSSELL 2000(R)
                                     ADVANTAGE FUND           INDEX
                                   -----------------    -----------------
Other                                    11.6%                 9.0%
Financials                               15.9%                19.4%
Information Technology                   13.3%                19.1%
Consumer Discretionary                   11.1%                17.0%
Industrials                               9.7%                12.4%
Health Care                               8.6%                11.5%
Materials                                                      6.1%
Energy                                                         5.7%
Futures Contracts                        22.5%
Equity Index Swap Agreements             57.4%

"Holdings Diversification (Market Exposure as % of Net Assets)" excludes any temporary cash investments.

INCEPTION DATES:
--------------------------------------------------------
A-Class                                   March 31, 2004
C-Class                                 January 23, 2001
H-Class                                 November 1, 2000

TEN LARGEST HOLDINGS (% OF TOTAL NET ASSETS)
--------------------------------------------------------
Cathay General Bancorp                              0.2%
Umpqua Holdings Corp.                               0.2%
Westamerica Bancorporation                          0.2%
UCBH Holdings, Inc.                                 0.2%
Alexandria Real Estate Equities, Inc.               0.2%
Phillips-Van Heusen Corp.                           0.2%
Big Lots, Inc.                                      0.2%
International Bancshares Corp.                      0.2%
Greater Bay Bancorp                                 0.2%
Realty Income Corp.                                 0.2%
--------------------------------------------------------
Top Ten Total                                       2.0%
--------------------------------------------------------

"Ten Largest Holdings" exclude any temporary cash or derivative investments.


12 | THE RYDEX SERIES FUNDS SEMI-ANNUAL REPORT

--------------------------------------------------------------------------------

RUSSELL 2000(R) FUND

OBJECTIVE: To provide investment results that will match the performance of a specific benchmark on a daily basis. The Fund's current benchmark is the Russell 2000(R) Index.

HOLDINGS DIVERSIFICATION (MARKET EXPOSURE AS % OF NET ASSETS)

  [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

                                RUSSELL 2000(R) FUND     RUSSELL 2000(R) INDEX
                                --------------------     ---------------------
Other                                   7.4%                      9.0%
Financials                             10.1%                     19.4%
Information Technology                  8.5%                     19.1%
Consumer Discretionary                  7.1%                     17.0%
Industrials                             6.2%                     12.4%
Health Care                             5.5%                     11.5%
Materials                                                         6.1%
Energy                                                            5.7%
Consumer Staples
Futures Contracts                      23.9%
Equity Index Swap Agreements           31.3%

"Holdings Diversification (Market Exposure as % of Net Assets)" excludes any temporary cash investments.

INCEPTION DATES:
--------------------------------------------------------
A-Class                                     May 31, 2006
C-Class                                     May 31, 2006
H-Class                                     May 31, 2006

TEN LARGEST HOLDINGS (% OF TOTAL NET ASSETS)
--------------------------------------------------------
Cathay General Bancorp                              0.2%
Umpqua Holdings Corp.                               0.1%
Westamerica Bancorporation                          0.1%
Alexandria Real Estate Equities, Inc.               0.1%
UCBH Holdings, Inc.                                 0.1%
Phillips-Van Heusen Corp.                           0.1%
International Bancshares Corp.                      0.1%
Big Lots, Inc.                                      0.1%
Hologic, Inc.                                       0.1%
Greater Bay Bancorp                                 0.1%
--------------------------------------------------------
Top Ten Total                                       1.1%
--------------------------------------------------------

"Ten Largest Holdings" exclude any temporary cash or derivative investments.

INVERSE RUSSELL 2000(R) FUND

OBJECTIVE: To provide investment results that will match the performance of a specific benchmark. The Fund's current benchmark is the inverse of the performance of the Russell 2000(R) Index.

HOLDINGS DIVERSIFICATION (MARKET EXPOSURE AS % OF NET ASSETS)

  [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

                                             INVERSE RUSSELL    RUSSELL 2000(R)
                                               2000(R) FUND          INDEX
                                             ---------------    ---------------
Other                                                                  9.0%
Financials                                                            19.4%
Information Technology                                                19.1%
Consumer Discretionary                                                17.0%
Industrials                                                           12.4%
Health Care                                                           11.5%
Materials                                                              6.1%
Energy                                                                 5.7%
Futures Contracts Short Sales                     -16.8%
Equity Index Swap Agreements Short Sales          -83.2%

"Holdings Diversification (Market Exposure as % of Net Assets)" excludes any temporary cash investments.

INCEPTION DATES:
--------------------------------------------------------
A-Class                                   March 31, 2004
C-Class                                February 20, 2004
H-Class                                February 20, 2004

The Fund invests principally in derivative investments such as equity index swap agreements, futures contracts, and options on index futures.


                                  THE RYDEX SERIES FUNDS SEMI-ANNUAL REPORT | 13

--------------------------------------------------------------------------------

GOVERNMENT LONG BOND ADVANTAGE FUND

OBJECTIVE: To provide investment results that correspond to a benchmark for U.S. Government securities. The Fund's current benchmark is 120% of the price movement of the Long Treasury Bond. The Long Treasury Bond is the U.S. Treasury bond with the longest maturity, which is currently 30 years.

HOLDINGS DIVERSIFICATION (MARKET EXPOSURE AS % OF NET ASSETS)

  [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

                                            GOVERNMENT LONG BOND ADVANTAGE FUND
                                            -----------------------------------
U.S. Treasury Obligations                                   97.0%
Futures Contracts                                           25.7%

"Holdings Diversification (Market Exposure as % of Net Assets)" excludes any temporary cash investments.

INCEPTION DATES:
--------------------------------------------------------
Investor Class                           January 3, 1994
Advisor Class                             August 1, 2003
A-Class                                   March 31, 2004
C-Class                                      May 2, 2001

The Fund invests principally in U.S. Government securities and in derivative investments such as futures and options contracts.

INVERSE GOVERNMENT LONG BOND FUND

OBJECTIVE: To provide total returns that will inversely correlate to the price movements of a benchmark for U.S. Treasury debt instruments or futures contracts on a specified debt instrument. The Fund's current benchmark is the inverse of the daily price movement of the Long Treasury Bond. The Long Treasury Bond is the U.S. Treasury bond with the longest maturity, which is currently 30 years.

HOLDINGS DIVERSIFICATION (MARKET EXPOSURE AS % OF NET ASSETS)

  [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

                                              INVERSE GOVERNMENT LONG BOND FUND
                                              ---------------------------------
U.S. Treasury Obligations Short Sales                       -75.1%
Futures Contracts Short Sales                               -25.1%

"Holdings Diversification (Market Exposure as % of Net Assets)" excludes any temporary cash investments.

INCEPTION DATES:
--------------------------------------------------------
Investor Class                             March 3, 1995
Advisor Class                             August 1, 2003
A-Class                                   March 31, 2004
C-Class                                   March 28, 2001

The Fund invests principally in derivative investments such as equity index swap agreements, futures contracts, and options on index futures.


14 | THE RYDEX SERIES FUNDS SEMI-ANNUAL REPORT

--------------------------------------------------------------------------------

EUROPE ADVANTAGE FUND

OBJECTIVE: To provide investment results that correlate to the performance of a specific benchmark. The Fund's current benchmark is the Dow Jones STOXX 50 Index.

HOLDINGS DIVERSIFICATION (MARKET EXPOSURE AS % OF NET ASSETS)

  [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

                                      EUROPE           DOW JONES
                                  ADVANTAGE FUND     STOXX 50 INDEX
                                 ----------------   ----------------
Other                                  18.1%             12.9%
Financial                              15.7%             36.9%
Consumer, Non-cyclical                                   21.7%
Energy                                  9.6%             15.7%
Communications                                           12.8%
Telecommunication Services              6.1%
Health Care                             6.9%
Equity Index Swap Agreements           68.3%

"Holdings Diversification (Market Exposure as % of Net Assets)" excludes any temporary cash investments.

INCEPTION DATES:
--------------------------------------------------------
A-Class                                   March 31, 2004
C-Class                                     May 10, 2001
H-Class                                      May 8, 2000

TEN LARGEST HOLDINGS (% OF TOTAL NET ASSETS)
--------------------------------------------------------
BP PLC -- SP ADR                                    3.6%
HSBC Holdings PLC -- SP ADR                         3.5%
Novartis AG -- SP ADR                               2.5%
GlaxoSmithKline PLC -- SP ADR                       2.4%
Royal Dutch Shell PLC -- SP ADR                     2.2%
Total SA -- SP ADR                                  1.9%
UBS AG                                              1.8%
Vodafone Group PLC -- SP ADR                        1.8%
E.ON AG -- SP ADR                                   1.8%
Telefonica SA -- SP ADR                             1.6%
--------------------------------------------------------
Top Ten Total                                      23.1%
--------------------------------------------------------

"Ten Largest Holdings" exclude any temporary cash or derivative investments.

JAPAN ADVANTAGE FUND

OBJECTIVE: To provide investment results that correlate to the performance of a specific benchmark. The Fund's current benchmark is the Topix 100 Index.

HOLDINGS DIVERSIFICATION (MARKET EXPOSURE AS % OF NET ASSETS)

  [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

                                  JAPAN ADVANTAGE FUND         TOPIX 100 INDEX
                                  --------------------         ---------------
Other                                                                5.7%
Financial                                                           29.9%
Consumer, Cyclical                                                  23.7%
Industrial                                                          14.6%
Consumer, Non-cyclical                                               8.7%
Communications                                                       5.8%
Basic Materials                                                      5.8%
Technology                                                           5.8%
Futures Contracts                          9.4%
Equity Index Swap Agreements             115.9%

"Holdings Diversification (Market Exposure as % of Net Assets)" excludes any temporary cash investments.

INCEPTION DATES:
--------------------------------------------------------
A-Class                                   March 31, 2004
C-Class                                    March 1, 2002
H-Class                                      May 8, 2000

The Fund invests principally in derivative investments such as equity index swap agreements, futures contracts, and options on index futures.


                                  THE RYDEX SERIES FUNDS SEMI-ANNUAL REPORT | 15

--------------------------------------------------------------------------------

SMALL-CAP VALUE FUND

OBJECTIVE: To provide investment results that match the performance of a benchmark for small-cap value securities. The Fund's current benchmark is the S&P SmallCap 600/Citigroup Pure Value Index.

HOLDINGS DIVERSIFICATION (MARKET EXPOSURE AS % OF NET ASSETS)

  [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

                                                       S&P SMALLCAP 600/
                         SMALL-CAP VALUE FUND      CITIGROUP PURE VALUE INDEX
                         --------------------      --------------------------
Other                            3.1%                         3.3%
Consumer Discretionary          21.5%                        23.1%
Industrials                     17.5%                        18.4%
Materials                       18.3%                        18.2%
Utilities                       12.5%                        11.7%
Financials                      12.8%                        11.7%
Information Technology           8.5%                         8.1%
Consumer Staples                 5.2%                         5.6%

"Holdings Diversification (Market Exposure as % of Net Assets)" excludes any temporary cash investments.

INCEPTION DATES:
--------------------------------------------------------
A-Class                                September 1, 2004
C-Class                                February 20, 2004
H-Class                                February 20, 2004

TEN LARGEST HOLDINGS (% OF TOTAL NET ASSETS)
--------------------------------------------------------
Group 1 Automotive, Inc.                            1.3%
Volt Information Sciences, Inc.                     1.3%
Kellwood Co.                                        1.3%
Alliance One International, Inc.                    1.3%
Rock-Tenn Co. -- Class A                            1.3%
Central Vermont Public Service Corp.                1.3%
Standard Motor Products, Inc.                       1.2%
Chaparral Steel Co.                                 1.2%
A. Schulman, Inc.                                   1.2%
LandAmerica Financial Group, Inc.                   1.2%
--------------------------------------------------------
Top Ten Total                                      12.6%
--------------------------------------------------------

"Ten Largest Holdings" exclude any temporary cash or derivative investments.

MID-CAP VALUE FUND

OBJECTIVE: To provide investment results that match the performance of the benchmark for mid-cap value securities. The Fund's current benchmark is the S&P MidCap 400/Citigroup Pure Value Index.

HOLDINGS DIVERSIFICATION (MARKET EXPOSURE AS % OF NET ASSETS)

  [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

                                                          S&P MIDCAP 400/
                            MID-CAP VALUE FUND       CITIGROUP PURE VALUE INDEX
                            ------------------       --------------------------
Other                               7.0%                        7.4%
Utilities                          26.6%                       24.9%
Financials                         17.5%                       16.2%
Industrials                        14.7%                       14.6%
Consumer Discretionary             13.6%                       13.5%
Materials                          11.7%                       12.5%
Information Technology              8.6%                       10.8%

"Holdings Diversification (Market Exposure as % of Net Assets)" excludes any temporary cash investments.

INCEPTION DATES:
--------------------------------------------------------
A-Class                                September 1, 2004
C-Class                                February 20, 2004
H-Class                                February 20, 2004

TEN LARGEST HOLDINGS (% OF TOTAL NET ASSETS)
--------------------------------------------------------
Atmel Corp.                                         3.5%
Northeast Utilities                                 2.4%
NSTAR                                               2.2%
Pepco Holdings, Inc.                                1.9%
American Financial Group, Inc.                      1.9%
Alaska Air Group, Inc.                              1.7%
Sequa Corp. -- Class A                              1.7%
ArvinMeritor, Inc.                                  1.6%
Furniture Brands International, Inc.                1.6%
OGE Energy Corp.                                    1.6%
--------------------------------------------------------
Top Ten Total                                      20.1%
--------------------------------------------------------

"Ten Largest Holdings" exclude any temporary cash or derivative investments.


16 | THE RYDEX SERIES FUNDS SEMI-ANNUAL REPORT

--------------------------------------------------------------------------------

LARGE-CAP VALUE FUND

OBJECTIVE: To provide investment results that match the performance of a benchmark for large-cap value securities. The Fund's current benchmark is the S&P 500/Citigroup Pure Value Index.

HOLDINGS DIVERSIFICATION (MARKET EXPOSURE AS % OF NET ASSETS)

  [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

                                                           S&P 500/CITIGROUP
                             LARGE-CAP VALUE FUND          PURE VALUE INDEX
                             --------------------          ----------------
Other                                9.2%                         8.9%
Financials                          20.8%                        20.8%
Consumer Discretionary              16.6%                        16.9%
Utilities                           18.0%                        16.6%
Materials                            9.8%                        11.5%
Industrials                         10.2%                        10.2%
Consumer Staples                     8.8%                         8.8%
Information Technology                                            6.4%
Telecommunication Services           6.3%

"Holdings Diversification (Market Exposure as % of Net Assets)" excludes any temporary cash investments.

INCEPTION DATES:
--------------------------------------------------------
A-Class                                September 1, 2004
C-Class                                February 20, 2004
H-Class                                February 20, 2004

TEN LARGEST HOLDINGS (% OF TOTAL NET ASSETS)
--------------------------------------------------------
Dillard's, Inc.-- Class A                           2.1%
Ryder System, Inc.                                  1.8%
General Motors Corp.                                1.7%
United States Steel Corp.                           1.5%
Big Lots, Inc.                                      1.4%
OfficeMax, Inc.                                     1.4%
Ford Motor Co.                                      1.3%
Allied Waste Industries, Inc.                       1.3%
ConocoPhillips                                      1.2%
KeySpan Corp.                                       1.1%
--------------------------------------------------------
Top Ten Total                                      14.8%
--------------------------------------------------------

"Ten Largest Holdings" exclude any temporary cash or derivative investments.

SMALL-CAP GROWTH FUND

OBJECTIVE: To provide investment results that match the performance of a benchmark for small-cap growth securities. The Fund's current benchmark is the S&P SmallCap 600/Citigroup Pure Growth Index.

HOLDINGS DIVERSIFICATION (MARKET EXPOSURE AS % OF NET ASSETS)

  [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

                                                      S&P SMALLCAP 600/CITIGROUP
                           SMALL-CAP GROWTH FUND           PURE GROWTH INDEX
                           ---------------------      --------------------------
Other                               5.1%                          7.9%
Consumer Discretionary             23.4%                         24.6%
Health Care                        24.2%                         21.7%
Information Technology             19.9%                         19.8%
Energy                              9.1%                          9.1%
Financials                         10.1%                          8.9%
Industrials                         7.8%                          8.1%

"Holdings Diversification (Market Exposure as % of Net Assets)" excludes any temporary cash investments.

INCEPTION DATES:
--------------------------------------------------------
A-Class                                September 1, 2004
C-Class                                February 20, 2004
H-Class                                February 20, 2004

TEN LARGEST HOLDINGS (% OF TOTAL NET ASSETS)
--------------------------------------------------------
Christopher & Banks Corp.                           2.1%
Coinstar, Inc.                                      2.0%
j2 Global Communications, Inc.                      1.9%
Hansen Natural Corp.                                1.7%
Frontier Oil Corp.                                  1.6%
Biolase Technology, Inc.                            1.4%
CNS, Inc.                                           1.3%
Factset Research Systems, Inc.                      1.3%
Portfolio Recovery Associates, Inc.                 1.3%
Shuffle Master, Inc.                                1.2%
--------------------------------------------------------
Top Ten Total                                      15.8%
--------------------------------------------------------

"Ten Largest Holdings" exclude any temporary cash or derivative investments.


                                  THE RYDEX SERIES FUNDS SEMI-ANNUAL REPORT | 17

--------------------------------------------------------------------------------

MID-CAP GROWTH FUND

OBJECTIVE: To provide investment results that match the performance of a benchmark for mid-cap growth securities. The Fund's current benchmark is the S&P MidCap 400/Citigroup Pure Growth Index.

HOLDINGS DIVERSIFICATION (MARKET EXPOSURE AS % OF NET ASSETS)

  [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

                                                      S&P MIDCAP 400/CITIGROUP
                            MID-CAP GROWTH FUND          PURE GROWTH INDEX
                            -------------------       ------------------------
Other                               1.2%                        2.2%
Consumer Discretionary             29.1%                       27.4%
Information Technology             19.3%                       18.4%
Health Care                        17.8%                       16.0%
Industrials                        15.3%                       15.3%
Energy                              7.9%                       10.9%
Financials                          8.9%                        9.8%


"Holdings Diversification (Market Exposure as % of Net Assets)" excludes any temporary cash investments.

INCEPTION DATES:
--------------------------------------------------------
A-Class                                September 1, 2004
C-Class                                February 20, 2004
H-Class                                February 20, 2004

TEN LARGEST HOLDINGS (% OF TOTAL NET ASSETS)
--------------------------------------------------------
Cognizant Technology Solutions Corp. -- Class A     3.1%
Aeropostale, Inc.                                   2.6%
GameStop Corp. -- Class A                           2.3%
Corporate Executive Board Co.                       2.1%
ITT Educational Services, Inc.                      2.0%
Brown & Brown, Inc.                                 1.9%
Western Digital Corp.                               1.9%
SEI Investments Co.                                 1.9%
Scientific Games Corp. -- Class A                   1.9%
Abercrombie & Fitch Co. -- Class A                  1.9%
--------------------------------------------------------
Top Ten Total                                      21.6%
--------------------------------------------------------

"Ten Largest Holdings" exclude any temporary cash or derivative investments.

LARGE-CAP GROWTH FUND

OBJECTIVE: To provide investment results that match the performance of a benchmark for large-cap growth securities. The Fund's current benchmark is the S&P 500/Citigroup Pure Growth Index.

HOLDINGS DIVERSIFICATION (MARKET EXPOSURE AS % OF NET ASSETS)

  [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

                                                      S&P 500/CITIGROUP
                          LARGE-CAP GROWTH FUND       PURE GROWTH INDEX
                          ---------------------       -----------------
Other                              4.8%                      5.6%
Consumer Discretionary            26.7%                     26.3%
Health Care                       25.1%                     25.1%
Information Technology            17.1%                     17.2%
Financials                         9.8%                      9.3%
Consumer Staples                   8.7%                      8.6%
Energy                             7.4%                      8.5%

"Holdings Diversification (Market Exposure as % of Net Assets)" excludes any temporary cash investments.

INCEPTION DATES:
--------------------------------------------------------
A-Class                                September 1, 2004
C-Class                                February 20, 2004
H-Class                                February 20, 2004

TEN LARGEST HOLDINGS (% OF TOTAL NET ASSETS)
--------------------------------------------------------
Nvidia Corp.                                        2.2%
International Game Technology, Inc.                 2.1%
Google, Inc. -- Class A                             1.6%
XTO Energy, Inc.                                    1.6%
Forest Laboratories, Inc.                           1.5%
Fisher Scientific International, Inc.               1.4%
AutoZone, Inc.                                      1.4%
Chicago Mercantile Exchange Holdings, Inc.          1.4%
TJX Cos., Inc.                                      1.3%
Devon Energy Corp.                                  1.3%
--------------------------------------------------------
Top Ten Total                                      15.8%
--------------------------------------------------------

"Ten Largest Holdings" exclude any temporary cash or derivative investments.


18 | THE RYDEX SERIES FUNDS SEMI-ANNUAL REPORT

--------------------------------------------------------------------------------

DYNAMIC STRENGTHENING DOLLAR FUND

OBJECTIVE: To provide investment results that will match the performance of a specific benchmark on a daily basis. The Fund's current benchmark is 200% of the performance of the U.S. Dollar Index.

HOLDINGS DIVERSIFICATION (MARKET EXPOSURE AS % OF NET ASSETS)

  [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

                                    DYNAMIC STRENGTHENING
                                         DOLLAR FUND         U.S. DOLLAR INDEX
                                    ---------------------    -----------------
Other                                                               7.8%
Euro                                                               57.6%
Japanese Yen                                                       13.6%
British Pound                                                      11.9%
Canadian Dollar                                                     9.1%
Currency Index Swap Agreements              190.4%

"Holdings Diversification (Market Exposure as % of Net Assets)" excludes any temporary cash investments.

INCEPTION DATES:
--------------------------------------------------------
A-Class                                     May 25, 2005
C-Class                                     May 25, 2005
H-Class                                     May 25, 2005

The Fund invests principally in derivative investments such as currency index swap agreements, futures contracts, and options on index futures.

DYNAMIC WEAKENING DOLLAR FUND

OBJECTIVE: To provide investment results that will match the performance of a specific benchmark on a daily basis. The Fund's current benchmark is 200% of the inverse performance of the U.S. Dollar Index.

HOLDINGS DIVERSIFICATION (MARKET EXPOSURE AS % OF NET ASSETS)

  [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

                                             DYNAMIC WEAKENING    U.S. DOLLAR
                                                DOLLAR FUND          INDEX
                                             -----------------    ------------
Other                                                                  7.8%
Euro                                                                  57.6%
Japanese Yen                                                          13.6%
British Pound                                                         11.9%
Canadian Dollar                                                        9.1%
Currency Index Swap Agreements Short Sales        -205.6%

"Holdings Diversification (Market Exposure as % of Net Assets)" excludes any temporary cash investments.

INCEPTION DATES:
--------------------------------------------------------
A-Class                                     May 25, 2005
C-Class                                     May 25, 2005
H-Class                                     May 25, 2005

The Fund invests principally in derivative investments such as currency index swap agreements, futures contracts, and options on index futures.


                                  THE RYDEX SERIES FUNDS SEMI-ANNUAL REPORT | 19

FUND PROFILES (UNAUDITED) (CONCLUDED)
--------------------------------------------------------------------------------

U.S. GOVERNMENT MONEY MARKET FUND

OBJECTIVE: To provide security of principal, high current income and liquidity.

HOLDINGS DIVERSIFICATION (MARKET EXPOSURE AS % OF NET ASSETS)

  [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

                                                U.S. GOVERNMENT
                                               MONEY MARKET FUND
                                              -------------------
Federal Home Loan Bank                               7.4%
Freddie Mac                                         35.2%
Farmer Mac                                          20.5%
Federal Farm Credit Bank                            20.5%
Repurchase Agreements                                7.6%

FADN -- Federal Agency Discount Notes.

INCEPTION DATES:
--------------------------------------------------------
Investor Class                          December 1, 1993
Advisor Class                              April 1, 1998
A-Class                                   March 31, 2004
C-Class                                 October 19, 2000

The Fund invests principally in U.S. Government securities.


20 | THE RYDEX SERIES FUNDS SEMI-ANNUAL REPORT

MASTER-FEEDER ARRANGEMENT
--------------------------------------------------------------------------------

Nova Fund, Inverse S&P 500 Fund, Inverse OTC Fund and Inverse Government Long Bond Fund are operating under a `master-feeder arrangement'. Under a master-feeder arrangement, a Feeder Fund ("feeder") invests substantially all of its assets in the Master Portfolio ("master"), a separate open-ended investment company that has the same investment objectives as the feeder, e.g., the Nova Fund would act as a feeder, holding shares of the Nova Master Portfolio as its only investment. The Master Portfolio, in turn, invests in securities and derivatives to meet its investment objective.

The Feeder Fund is the sole shareholder of the Master Portfolio and is the only part of the master-feeder relationship in which shareholders can invest. As a shareholder of a Feeder Fund, you have indirect ownership of the investments of the corresponding Master Portfolio. Therefore, the Schedules of Investments of the masters are provided here to illustrate securities in which the masters invest and, indirectly, what the feeders hold. Please see Notes to Financial Statements for more information about the master-feeder arrangement.


                                  THE RYDEX SERIES FUNDS SEMI-ANNUAL REPORT | 21

SCHEDULE OF INVESTMENTS  (UNAUDITED)                          September 30, 2006
--------------------------------------------------------------------------------
  NOVA MASTER PORTFOLIO
--------------------------------------------------------------------------------

                                                                         MARKET
                                                                          VALUE
                                                     SHARES            (NOTE 1)
--------------------------------------------------------------------------------

COMMON STOCKS 75.4%

FINANCIALS 16.3%
  DIVERSIFIED FINANCIALS 4.4%
  Bank of America Corp.                              72,050     $     3,859,718
  J.P. Morgan Chase & Co.                            59,810           2,808,678
  Citigroup, Inc.                                    53,150           2,639,961
                                                                ---------------
  TOTAL DIVERSIFIED FINANCIALS                                        9,308,357
                                                                ---------------
  BANKS 3.7%
  Wells Fargo & Co.                                  62,600           2,264,868
  Wachovia Corp.+                                    32,630           1,820,754
  PNC Financial Services Group, Inc.                 12,570             910,571
  National City Corp.+                               24,020             879,132
  U.S. Bancorp+                                      24,800             823,856
  KeyCorp+                                           21,830             817,315
  Zions Bancorporation                                6,000             478,860
                                                                ---------------
  TOTAL BANKS                                                         7,995,356
                                                                ---------------
  INSURANCE 3.3%
  American International Group, Inc.                 24,610           1,630,659
  Hartford Financial Services Group,
    Inc.+                                            11,370             986,347
  Principal Financial Group, Inc.+                   15,210             825,599
  Loews Corp.                                        21,660             820,914
  Genworth Financial, Inc. --
    Class A                                          22,970             804,180
  Aon Corp.+                                         21,290             721,092
  Ambac Financial Group, Inc.+                        8,180             676,895
  ACE Ltd.                                           10,070             551,131
  AFLAC, Inc.                                           150               6,864
                                                                ---------------
  TOTAL INSURANCE                                                     7,023,681
                                                                ---------------
  CAPITAL MARKETS 2.1%
  Charles Schwab Corp.+                              51,830             927,757
  State Street Corp.                                 13,310             830,544
  Goldman Sachs Group, Inc.+                          4,890             827,241
  Bank of New York Co., Inc.                         16,840             593,778
  E*Trade Financial Corp.*+                          23,450             560,924
  Morgan Stanley                                      4,750             346,323
  Merrill Lynch & Co., Inc.                           3,860             301,929
                                                                ---------------
  TOTAL CAPITAL MARKETS                                               4,388,496
                                                                ---------------
  THRIFTS & MORTGAGE FINANCE 1.5%
  Washington Mutual, Inc.+                           27,730           1,205,423
  MGIC Investment Corp.+                             11,890             713,044
  Golden West Financial Corp.                         7,880             608,730
  Countrywide Financial Corp.+                       16,600             581,664
  Fannie Mae                                            730              40,814
                                                                ---------------
  TOTAL THRIFTS & MORTGAGE FINANCE                                    3,149,675
                                                                ---------------
  CONSUMER FINANCE 0.7%
  Capital One Financial Corp.+                       12,550             987,183
  American Express Co.                                9,910             555,753
                                                                ---------------
  TOTAL CONSUMER FINANCE                                              1,542,936
                                                                ---------------

                                                                         MARKET
                                                                          VALUE
                                                     SHARES            (NOTE 1)
--------------------------------------------------------------------------------

  REAL ESTATE 0.6%
  Boston Properties, Inc.+                            7,220     $       746,115
  Archstone-Smith Trust+                              5,720             311,397
  ProLogis                                            4,760             271,605
                                                                ---------------
  TOTAL REAL ESTATE                                                   1,329,117
                                                                ---------------
TOTAL FINANCIALS                                                     34,737,618
                                                                ---------------
INFORMATION TECHNOLOGY 11.4%
  SOFTWARE 2.7%
  Microsoft Corp.                                    91,970           2,513,540
  Oracle Corp.*                                      77,306           1,371,408
  Citrix Systems, Inc.*+                             22,248             805,600
  Compuware Corp.*                                   71,076             553,682
  Autodesk, Inc.*                                    10,610             369,016
  Intuit, Inc.*                                       1,590              51,023
                                                                ---------------
  TOTAL SOFTWARE                                                      5,664,269
                                                                ---------------
  COMPUTERS & PERIPHERALS 2.5%
  International Business Machines
    Corp.                                            28,250           2,314,805
  Hewlett-Packard Co.                                54,190           1,988,231
  NCR Corp.*+                                        20,510             809,735
  Apple Computer, Inc.*+                              2,200             169,466
  Lexmark International, Inc.*                        1,110              64,003
  Dell, Inc.*+                                        2,180              49,791
                                                                ---------------
  TOTAL COMPUTERS & PERIPHERALS                                       5,396,031
                                                                ---------------
  SEMICONDUCTOR & SEMICONDUCTOR EQUIPMENT 2.1%
  Freescale Semiconductor, Inc. --
    Class B*+                                        25,740             978,377
  Intel Corp.                                        45,450             934,906
  Micron Technology, Inc.*+                          45,910             798,834
  National Semiconductor Corp.+                      30,650             721,195
  Teradyne, Inc.*                                    48,460             637,734
  LSI Logic Corp.*+                                  52,011             427,530
  Texas Instruments, Inc.+                              910              30,258
                                                                ---------------
  TOTAL SEMICONDUCTOR &
    SEMICONDUCTOR EQUIPMENT                                           4,528,834
                                                                ---------------
  COMMUNICATIONS EQUIPMENT 1.9%
  Cisco Systems, Inc.*                               52,680           1,211,640
  Motorola, Inc.                                     43,670           1,091,750
  Avaya, Inc.*                                       65,580             750,235
  Tellabs, Inc.*                                     67,610             741,006
  Qualcomm, Inc.                                      8,790             319,516
                                                                ---------------
  TOTAL COMMUNICATIONS EQUIPMENT                                      4,114,147
                                                                ---------------
  IT CONSULTING & SERVICES 1.0%
  Electronic Data Systems Corp.+                     33,020             809,651
  Convergys Corp.*                                   31,660             653,779
  Sabre Holdings Corp.                               26,070             609,777
                                                                ---------------
  TOTAL IT CONSULTING & SERVICES                                      2,073,207
                                                                ---------------
  INTERNET SOFTWARE & SERVICES 0.8%
  Google, Inc. -- Class A*                            2,670           1,073,073
  VeriSign, Inc.*                                    34,260             692,052
                                                                ---------------
  TOTAL INTERNET SOFTWARE & SERVICES                                  1,765,125
                                                                ---------------

                                              See Notes to Financial Statements.


22 | THE RYDEX SERIES FUNDS SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS  (UNAUDITED) (CONTINUED)              September 30, 2006
--------------------------------------------------------------------------------
  NOVA MASTER PORTFOLIO
--------------------------------------------------------------------------------

                                                                         MARKET
                                                                          VALUE
                                                     SHARES            (NOTE 1)
--------------------------------------------------------------------------------

  ELECTRONIC EQUIPMENT & INSTRUMENTS 0.3%
  Agilent Technologies, Inc.*                        14,210     $       464,525
  Symbol Technologies, Inc.                          10,220             151,869
                                                                ---------------
  TOTAL ELECTRONIC EQUIPMENT & INSTRUMENTS                              616,394
                                                                ---------------
  OFFICE ELECTRONICS 0.1%
  Xerox Corp.*                                       12,190             189,676
                                                                ---------------
  TOTAL OFFICE ELECTRONICS                                              189,676
                                                                ---------------
TOTAL INFORMATION TECHNOLOGY                                         24,347,683
                                                                ---------------
HEALTH CARE 10.3%
  PHARMACEUTICALS 5.3%
  Pfizer, Inc.                                       80,500           2,282,980
  Johnson & Johnson, Inc.                            32,650           2,120,291
  Merck & Co., Inc.+                                 44,270           1,854,913
  Wyeth                                              30,650           1,558,246
  Bristol-Myers Squibb Co.                           53,470           1,332,473
  King Pharmaceuticals, Inc.*                        41,710             710,321
  Mylan Laboratories, Inc.+                          33,680             677,978
  Abbott Laboratories                                 7,430             360,801
  Eli Lilly & Co.                                     4,150             236,550
  Watson Pharmaceuticals, Inc.*+                      2,380              62,285
  Barr Pharmaceuticals, Inc.*                            10                 519
                                                                ---------------
  TOTAL PHARMACEUTICALS                                              11,197,357
                                                                ---------------
  HEALTH CARE PROVIDERS & SERVICES 2.2%
  McKesson Corp.                                     16,130             850,374
  Humana, Inc.*                                      12,390             818,855
  Patterson Cos., Inc.*+                             22,140             744,125
  UnitedHealth Group, Inc.                           14,570             716,844
  Coventry Health Care, Inc.*                        13,570             699,126
  AmerisourceBergen Corp.+                            6,440             291,088
  Laboratory Corporation of
    America Holdings*+                                3,280             215,070
  Express Scripts, Inc.*                              2,260             170,607
  IMS Health, Inc.                                    2,640              70,330
  WellPoint, Inc.*                                      250              19,263
                                                                ---------------
  TOTAL HEALTH CARE PROVIDERS & SERVICES                              4,595,682
                                                                ---------------
  HEALTH CARE EQUIPMENT & SUPPLIES 1.5%
  Becton, Dickinson & Co.                            12,210             862,881
  Fisher Scientific International, Inc.*              9,660             755,798
  Zimmer Holdings, Inc.*+                            11,120             750,600
  Hospira, Inc.*                                     16,280             623,035
  Medtronic, Inc.+                                    3,920             182,045
  C.R. Bard, Inc.+                                      390              29,250
                                                                ---------------
  TOTAL HEALTH CARE EQUIPMENT & SUPPLIES                              3,203,609
                                                                ---------------
  BIOTECHNOLOGY 1.3%
  Amgen, Inc.*+                                      24,810           1,774,659
  Applera Corp. - Applied
    Biosystems Group                                 22,540             746,300
  Gilead Sciences, Inc.*                              4,330             297,471
                                                                ---------------
  TOTAL BIOTECHNOLOGY                                                 2,818,430
                                                                ---------------
TOTAL HEALTH CARE                                                    21,815,078
                                                                ---------------

                                                                         MARKET
                                                                          VALUE
                                                     SHARES            (NOTE 1)
--------------------------------------------------------------------------------

CONSUMER DISCRETIONARY 8.8%
  MEDIA 2.5%
  Walt Disney Co.+                                   49,980     $     1,544,882
  McGraw-Hill Cos., Inc.                             15,800             916,874
  Omnicom Group, Inc.+                                9,210             862,056
  Meredith Corp.                                     13,510             666,448
  Gannett Co., Inc.+                                 10,160             577,393
  Time Warner, Inc.                                  22,940             418,196
  Comcast Corp. -- Class A*+                         10,220             376,607
                                                                ---------------
  TOTAL MEDIA                                                         5,362,456
                                                                ---------------
  SPECIALTY RETAIL 2.0%
  TJX Cos., Inc.+                                    29,490             826,605
  Office Depot, Inc.*+                               20,740             823,378
  Sherwin-Williams Co.+                              13,680             763,070
  AutoZone, Inc.*+                                    7,300             754,090
  Lowe's Cos., Inc.+                                 26,170             734,330
  Home Depot, Inc.+                                  12,100             438,867
                                                                ---------------
  TOTAL SPECIALTY RETAIL                                              4,340,340
                                                                ---------------
  HOTELS, RESTAURANTS & LEISURE 1.1%
  Starwood Hotels & Resorts
    Worldwide, Inc.                                  14,400             823,536
  Darden Restaurants, Inc.                           19,180             814,575
  Starbucks Corp.*+                                  16,490             561,484
  McDonald's Corp.                                    5,940             232,373
                                                                ---------------
  TOTAL HOTELS, RESTAURANTS & LEISURE                                 2,431,968
                                                                ---------------
  HOUSEHOLD DURABLES 1.0%
  Whirlpool Corp.+                                    8,700             731,757
  Newell Rubbermaid, Inc.+                           20,450             579,144
  Lennar Corp. -- Class A+                            8,640             390,960
  Stanley Works+                                      5,850             291,623
  Black & Decker Corp.+                                 780              61,893
                                                                ---------------
  TOTAL HOUSEHOLD DURABLES                                            2,055,377
                                                                ---------------
  MULTILINE RETAIL 0.9%
  Kohl's Corp.*                                      13,510             877,069
  Big Lots, Inc.*+                                   33,540             664,427
  Federated Department Stores,
    Inc.+                                             4,060             175,433
  Nordstrom, Inc.+                                    3,430             145,089
                                                                ---------------
  TOTAL MULTILINE RETAIL                                              1,862,018
                                                                ---------------
  TEXTILES & APPAREL 0.5%
  Jones Apparel Group, Inc.                          17,850             579,054
  VF Corp.                                            5,010             365,480
                                                                ---------------
  TOTAL TEXTILES & APPAREL                                              944,534
                                                                ---------------
  AUTO COMPONENTS 0.4%
  Johnson Controls, Inc.+                            11,210             804,205
                                                                ---------------
  TOTAL AUTO COMPONENTS                                                 804,205
                                                                ---------------
  AUTOMOBILES 0.3%
  Harley-Davidson, Inc.+                             10,600             665,150
                                                                ---------------
  TOTAL AUTOMOBILES                                                     665,150
                                                                ---------------

See Notes to Financial Statements.


                                  THE RYDEX SERIES FUNDS SEMI-ANNUAL REPORT | 23

SCHEDULE OF INVESTMENTS  (UNAUDITED) (CONTINUED)              September 30, 2006
--------------------------------------------------------------------------------
  NOVA MASTER PORTFOLIO
--------------------------------------------------------------------------------

                                                                         MARKET
                                                                          VALUE
                                                     SHARES            (NOTE 1)
--------------------------------------------------------------------------------

  LEISURE EQUIPMENT & PRODUCTS 0.1%
  Brunswick Corp.                                     7,670     $       239,227
  Mattel, Inc.                                          130               2,561
                                                                ---------------
  TOTAL LEISURE EQUIPMENT & PRODUCTS                                    241,788
                                                                ---------------
TOTAL CONSUMER DISCRETIONARY                                         18,707,836
                                                                ---------------
INDUSTRIALS 7.4%
  INDUSTRIAL CONGLOMERATES 2.9%
  General Electric Co.                              119,450           4,216,585
  Tyco International Ltd.                            37,660           1,054,103
  Textron, Inc.                                       8,310             727,125
  3M Co.                                              1,180              87,816
                                                                ---------------
  TOTAL INDUSTRIAL CONGLOMERATES                                      6,085,629
                                                                ---------------
  AEROSPACE & DEFENSE 1.5%
  Lockheed Martin Corp.+                             12,179           1,048,125
  Boeing Co.+                                        13,250           1,044,762
  General Dynamics Corp.                             13,360             957,511
  United Technologies Corp.                           3,768             238,703
                                                                ---------------
  TOTAL AEROSPACE & DEFENSE                                           3,289,101
                                                                ---------------
  MACHINERY 0.9%
  Caterpillar, Inc.+                                 18,210           1,198,218
  Cummins, Inc.+                                      6,100             727,303
  Navistar International Corp.*                       1,010              26,078
                                                                ---------------
  TOTAL MACHINERY                                                     1,951,599
                                                                ---------------
  ROAD & RAIL 0.8%
  CSX Corp.+                                         26,550             871,636
  Norfolk Southern Corp.+                            16,910             744,886
                                                                ---------------
  TOTAL ROAD & RAIL                                                   1,616,522
                                                                ---------------
  AIR FREIGHT & COURIERS 0.6%
  FedEx Corp.                                         7,330             796,624
  United Parcel Service, Inc. --
    Class B+                                          5,490             394,951
                                                                ---------------
  TOTAL AIR FREIGHT & COURIERS                                        1,191,575
                                                                ---------------
  AIRLINES 0.3%
  Southwest Airlines Co.+                            45,870             764,194
                                                                ---------------
  TOTAL AIRLINES                                                        764,194
                                                                ---------------
  COMMERCIAL SERVICES & SUPPLIES 0.2%
  Equifax, Inc.                                      10,670             391,696
  Monster Worldwide, Inc.*                            1,900              68,761
  Waste Management, Inc.                                 50               1,834
                                                                ---------------
  TOTAL COMMERCIAL SERVICES & SUPPLIES                                  462,291
                                                                ---------------
  ELECTRICAL EQUIPMENT 0.2%
  Cooper Industries Ltd. -- Class A                   4,500             383,490
                                                                ---------------
  TOTAL ELECTRICAL EQUIPMENT                                            383,490
                                                                ---------------
TOTAL INDUSTRIALS                                                    15,744,401
                                                                ---------------
CONSUMER STAPLES 7.1%
  HOUSEHOLD PRODUCTS 1.7%
  Procter & Gamble Co.                               33,310           2,064,554
  Colgate-Palmolive Co.                              17,000           1,055,700
  Clorox Co.                                          7,680             483,840
                                                                ---------------
  TOTAL HOUSEHOLD PRODUCTS                                            3,604,094
                                                                ---------------

                                                                         MARKET
                                                                          VALUE
                                                     SHARES            (NOTE 1)
--------------------------------------------------------------------------------

  BEVERAGES 1.6%
  PepsiCo, Inc.                                      12,250     $       799,435
  Brown-Forman Corp. -- Class B                       9,180             703,647
  Pepsi Bottling Group, Inc.                         19,680             698,640
  Molson Coors Brewing Co. --
    Class B+                                          9,700             668,330
  Coca-Cola Co.                                      14,190             634,009
                                                                ---------------
  TOTAL BEVERAGES                                                     3,504,061
                                                                ---------------
  TOBACCO 1.6%
  Altria Group, Inc.                                 35,170           2,692,264
  Reynolds American, Inc.+                           11,940             739,922
  UST, Inc.+                                            210              11,514
                                                                ---------------
  TOTAL TOBACCO                                                       3,443,700
                                                                ---------------
  FOOD & DRUG RETAILING 1.3%
  Wal-Mart Stores, Inc.                              34,890           1,720,775
  Kroger Co.+                                        36,050             834,197
  Costco Wholesale Corp.+                             3,510             174,377
  Walgreen Co.+                                         730              32,404
                                                                ---------------
  TOTAL FOOD & DRUG RETAILING                                         2,761,753
                                                                ---------------
  FOOD PRODUCTS 0.8%
  General Mills, Inc.+                               16,260             920,316
  Campbell Soup Co.+                                 19,070             696,055
                                                                ---------------
  TOTAL FOOD PRODUCTS                                                 1,616,371
                                                                ---------------
  PERSONAL PRODUCTS 0.1%
  Estee Lauder Cos., Inc. --
    Class A+                                          6,330             255,289
                                                                ---------------
  TOTAL PERSONAL PRODUCTS                                               255,289
                                                                ---------------
TOTAL CONSUMER STAPLES                                               15,185,268
                                                                ---------------
ENERGY 6.9%
  OIL & GAS 5.6%
  Exxon Mobil Corp.+                                 71,480           4,796,308
  Chevron Corp.+                                     20,230           1,312,118
  ConocoPhillips                                     21,686           1,290,968
  Occidental Petroleum Corp.                         22,700           1,092,097
  Valero Energy Corp.                                19,020             978,959
  Marathon Oil Corp.+                                12,170             935,873
  EOG Resources, Inc.+                               11,770             765,638
  Hess Corp.+                                        14,740             610,531
  Consol Energy, Inc.                                 4,790             151,987
                                                                ---------------
  TOTAL OIL & GAS                                                    11,934,479
                                                                ---------------
  ENERGY EQUIPMENT & SERVICES 1.3%
  Schlumberger Ltd.+                                 18,710           1,160,581
  Weatherford International Ltd.*                    17,030             710,492
  Halliburton Co.                                    24,760             704,422
  Smith International, Inc.                           2,610             101,268
  Baker Hughes, Inc.+                                   590              40,238
                                                                ---------------
  TOTAL ENERGY EQUIPMENT & SERVICES                                   2,717,001
                                                                ---------------
TOTAL ENERGY                                                         14,651,480
                                                                ---------------

                                              See Notes to Financial Statements.


24 | THE RYDEX SERIES FUNDS SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS  (UNAUDITED) (CONTINUED)              September 30, 2006
--------------------------------------------------------------------------------
  NOVA MASTER PORTFOLIO
--------------------------------------------------------------------------------

                                                                         MARKET
                                                                          VALUE
                                                     SHARES            (NOTE 1)
--------------------------------------------------------------------------------

UTILITIES 2.9%
  ELECTRIC UTILITIES 1.5%
  Edison International+                              18,700     $       778,668
  TXU Corp.                                          11,400             712,728
  Allegheny Energy, Inc.*                            17,300             694,941
  FirstEnergy Corp.+                                  8,890             496,595
  American Electric Power Co., Inc.                   8,370             304,417
  PPL Corp.                                           6,520             214,508
  Progress Energy, Inc.+                                160               7,261
                                                                ---------------
  TOTAL ELECTRIC UTILITIES                                            3,209,118
                                                                ---------------
  MULTI-UTILITIES 1.4%
  PG&E Corp.+                                        19,690             820,088
  Sempra Energy+                                     15,690             788,422
  Xcel Energy, Inc.+                                 35,630             735,760
  CenterPoint Energy, Inc.                           47,350             678,052
                                                                ---------------
  TOTAL MULTI-UTILITIES                                               3,022,322
                                                                ---------------
TOTAL UTILITIES                                                       6,231,440
                                                                ---------------
TELECOMMUNICATION SERVICES 2.7%
  DIVERSIFIED TELECOMMUNICATION SERVICES 2.3%
  AT&T, Inc.+                                        62,020           2,019,371
  Verizon Communications, Inc.+                      20,950             777,873
  Embarq Corp.                                       15,350             742,480
  CenturyTel, Inc.+                                  17,260             684,704
  BellSouth Corp.                                     8,740             373,635
  Qwest Communications
    International, Inc.*+                            26,980             235,266
                                                                ---------------
  TOTAL DIVERSIFIED
    TELECOMMUNICATION SERVICES                                        4,833,329
                                                                ---------------
  WIRELESS TELECOMMUNICATION SERVICES 0.4%
  Alltel Corp.+                                      13,600             754,800
  Sprint Nextel Corp.+                                2,640              45,276
                                                                ---------------
  TOTAL WIRELESS TELECOMMUNICATION SERVICES                             800,076
                                                                ---------------
TOTAL TELECOMMUNICATION SERVICES                                      5,633,405
                                                                ---------------
MATERIALS 1.6%
  METALS & MINING 0.9%
  United States Steel Corp.+                         12,040             694,467
  Nucor Corp.+                                       13,500             668,115
  Phelps Dodge Corp.                                  2,740             232,078
  Allegheny Technologies, Inc.+                       2,990             185,948
  Newmont Mining Corp.+                               3,860             165,015
                                                                ---------------
  TOTAL METALS & MINING                                               1,945,623
                                                                ---------------

                                                                         MARKET
                                                                          VALUE
                                                     SHARES            (NOTE 1)
--------------------------------------------------------------------------------

  CHEMICALS 0.4%
  Rohm & Haas Co.                                    15,340     $       726,349
  PPG Industries, Inc.                                2,270             152,272
                                                                ---------------
  TOTAL CHEMICALS                                                       878,621
                                                                ---------------
  PAPER & FOREST PRODUCTS 0.3%
  Louisiana-Pacific Corp.                            25,040             470,001
                                                                ---------------
  TOTAL PAPER & FOREST PRODUCTS                                         470,001
                                                                ---------------
  CONTAINERS & PACKAGING 0.0%
  Temple-Inland, Inc.+                                  720              28,872
                                                                ---------------
  TOTAL CONTAINERS & PACKAGING                                           28,872
                                                                ---------------
TOTAL MATERIALS                                                       3,323,117
                                                                ---------------
TOTAL COMMON STOCKS
  (Cost $130,620,041)                                               160,377,326
                                                                ---------------

                                                       FACE
                                                     AMOUNT
                                             --------------
REPURCHASE AGREEMENTS 22.7%
Repurchase Agreement (Note 6)
  5.00% due 10/02/06                         $      896,838             896,838
  4.95% due 10/02/06                             13,587,449          13,587,449
  4.94% due 10/02/06++                            8,641,006           8,641,006
  4.89% due 10/02/06                              8,831,842           8,831,842
  4.80% due 10/02/06                             16,304,939          16,304,939
                                                                ---------------
TOTAL REPURCHASE AGREEMENTS
  (Cost $48,262,074)                                                 48,262,074
                                                                ---------------
SECURITIES LENDING COLLATERAL 20.4%
Investment in Securities Lending Short Term
  Investment Portfolio Held by
  U.S. Bancorp (Note 9)                          43,523,273          43,523,273
                                                                ---------------
TOTAL SECURITIES LENDING COLLATERAL
  (Cost $43,523,273)                                                 43,523,273
                                                                ---------------
TOTAL INVESTMENTS 118.5%
  (Cost $222,405,388)                                           $   252,162,673
                                                                ===============
LIABILITIES IN EXCESS OF
  OTHER ASSETS - (18.5)%                                        $   (39,340,963)
                                                                ===============
NET ASSETS - 100.0%                                             $   212,821,710
================================================================================

See Notes to Financial Statements.


                                  THE RYDEX SERIES FUNDS SEMI-ANNUAL REPORT | 25

SCHEDULE OF INVESTMENTS  (UNAUDITED) (CONCLUDED)              September 30, 2006
--------------------------------------------------------------------------------
  NOVA MASTER PORTFOLIO
--------------------------------------------------------------------------------

                                                                     UNREALIZED
                                                                    GAIN (LOSS)
                                                  CONTRACTS            (NOTE 1)
--------------------------------------------------------------------------------

FUTURES CONTRACTS PURCHASED
December 2006 S&P 500 Index
  Mini Futures Contracts
  (Aggregate Market Value
  of Contracts $43,637,138)                             649     $       642,626
                                                                ===============

                                                      UNITS
                                             --------------
EQUITY INDEX SWAP AGREEMENTS
December 2006 S&P 500 Index
  Swap, Maturing 12/12/06**
  (Notional Market Value
  $22,642,483)                                       16,950              66,085
December 2006 S&P 500 Index
  Swap, Maturing 12/27/06**
  (Notional Market Value
  $92,509,121)                                       69,251     $      (240,501)
                                                                ---------------
(TOTAL NOTIONAL MARKET
  VALUE $115,151,604)                                           $      (174,416)
                                                                ===============

 *    NON-INCOME PRODUCING SECURITY.

**    PRICE RETURN BASED ON S&P 500 INDEX +/- FINANCING AT A VARIABLE RATE.

 +    ALL OR A PORTION OF THIS SECURITY IS ON LOAN AT SEPTEMBER 30, 2006 -- SEE
      NOTE 9.

++ ALL OR A PORTION OF THIS SECURITY IS HELD AS EQUITY INDEX SWAP COLLATERAL AT SEPTEMBER 30, 2006.

                                              See Notes to Financial Statements.


26 | THE RYDEX SERIES FUNDS SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS  (UNAUDITED)                          September 30, 2006
--------------------------------------------------------------------------------
  S&P 500 FUND
--------------------------------------------------------------------------------

                                                                         MARKET
                                                                          VALUE
                                                     SHARES            (NOTE 1)
--------------------------------------------------------------------------------

COMMON STOCKS 31.3%

FINANCIALS 7.0%
  DIVERSIFIED FINANCIALS 1.8%
  Citigroup, Inc.                                     1,800     $        89,406
  Bank of America Corp.                               1,646              88,176
  J.P. Morgan Chase & Co.                             1,270              59,639
  Moody's Corp.                                          90               5,884
  Chicago Mercantile Exchange
    Holdings, Inc.                                       10               4,783
  CIT Group, Inc.                                        70               3,404
                                                                ---------------
  TOTAL DIVERSIFIED FINANCIALS                                          251,292
                                                                ---------------
  INSURANCE 1.5%
  American International Group, Inc.                    950              62,947
  MetLife, Inc.                                         280              15,870
  Allstate Corp.                                        230              14,428
  Prudential Financial, Inc.                            180              13,725
  St. Paul Travelers Cos., Inc.                         250              11,722
  Hartford Financial Services
    Group, Inc.                                         110               9,542
  AFLAC, Inc.                                           180               8,237
  Chubb Corp.                                           150               7,794
  Progressive Corp.                                     280               6,871
  ACE Ltd.                                              120               6,568
  Loews Corp.                                           170               6,443
  Lincoln National Corp.                                100               6,208
  Genworth Financial, Inc. --
    Class A                                             170               5,952
  Marsh & McLennan Cos., Inc.                           200               5,630
  Principal Financial Group, Inc.                       100               5,428
  XL Capital Ltd.                                        70               4,809
  Aon Corp.                                             110               3,726
  Ambac Financial Group, Inc.                            40               3,310
  MBIA, Inc.                                             50               3,072
  Cincinnati Financial Corp.                             60               2,884
  Torchmark Corp.                                        40               2,524
  SAFECO Corp.                                           40               2,357
  UnumProvident Corp.                                   120               2,327
                                                                ---------------
  TOTAL INSURANCE                                                       212,374
                                                                ---------------
  BANKS 1.3%
  Wells Fargo & Co.                                   1,230              44,502
  Wachovia Corp.                                        580              32,364
  U.S. Bancorp                                          650              21,593
  SunTrust Banks, Inc.                                  130              10,046
  BB&T Corp.                                            200               8,756
  National City Corp.                                   220               8,052
  PNC Financial Services Group,
    Inc.                                                110               7,968
  Fifth Third Bancorp                                   200               7,616
  Regions Financial Corp.                               170               6,254
  KeyCorp                                               150               5,616
  North Fork Bancorporation, Inc.                       170               4,869
  Marshall & Ilsley Corp.                                90               4,336
  M&T Bank Corp.                                         30               3,599

                                                                         MARKET
                                                                          VALUE
                                                     SHARES            (NOTE 1)
--------------------------------------------------------------------------------

  Synovus Financial Corp.                               120     $         3,524
  AmSouth Bancorp                                       120               3,485
  Comerica, Inc.                                         60               3,415
  Zions Bancorporation                                   40               3,192
  Compass Bancshares, Inc.                               50               2,849
  Commerce Bancorp, Inc.                                 70               2,570
  Huntington Bancshares, Inc.                            90               2,154
  First Horizon National Corp.                           50               1,901
                                                                ---------------
  TOTAL BANKS                                                           188,661
                                                                ---------------
  CAPITAL MARKETS 1.2%
  Morgan Stanley                                        390              28,435
  Goldman Sachs Group, Inc.                             160              27,067
  Merrill Lynch & Co., Inc.                             320              25,031
  Lehman Brothers Holdings, Inc.                        200              14,772
  Bank of New York Co., Inc.                            280               9,873
  State Street Corp.                                    120               7,488
  Charles Schwab Corp.                                  380               6,802
  Franklin Resources, Inc.                               60               6,345
  Mellon Financial Corp.                                150               5,865
  Bear Stearns Cos., Inc.                                40               5,604
  Legg Mason, Inc.                                       50               5,043
  T. Rowe Price Group, Inc.                             100               4,785
  Ameriprise Financial, Inc.                             90               4,221
  Northern Trust Corp.                                   70               4,090
  E*Trade Financial Corp.*                              160               3,827
  Janus Capital Group, Inc.                              80               1,578
  Federated Investors, Inc. --
    Class B                                              30               1,014
                                                                ---------------
  TOTAL CAPITAL MARKETS                                                 161,840
                                                                ---------------
  THRIFTS & MORTGAGE FINANCE 0.5%
  Fannie Mae                                            350              19,568
  Freddie Mac                                           250              16,583
  Washington Mutual, Inc.                               350              15,215
  Golden West Financial Corp.                           100               7,725
  Countrywide Financial Corp.                           220               7,709
  Sovereign Bancorp, Inc.                               130               2,796
  MGIC Investment Corp.                                  30               1,799
                                                                ---------------
  TOTAL THRIFTS & MORTGAGE FINANCE                                       71,395
                                                                ---------------
  REAL ESTATE 0.4%
  Simon Property Group, Inc.                             80               7,249
  Equity Residential                                    110               5,564
  Equity Office Properties Trust                        130               5,169
  ProLogis                                               90               5,135
  Vornado Realty Trust                                   40               4,360
  Archstone-Smith Trust                                  80               4,355
  Boston Properties, Inc.                                40               4,134
  Public Storage, Inc.                                   40               3,440
  KIMCO Realty Corp.                                     80               3,430
  Plum Creek Timber Co., Inc. (REIT)                     70               2,383
  Apartment Investment &
    Management Co. -- Class A                            40               2,176
  Realogy Corp.*                                         80               1,814
                                                                ---------------
  TOTAL REAL ESTATE                                                      49,209
                                                                ---------------

See Notes to Financial Statements.


                                  THE RYDEX SERIES FUNDS SEMI-ANNUAL REPORT | 27

SCHEDULE OF INVESTMENTS  (UNAUDITED) (CONTINUED)              September 30, 2006
--------------------------------------------------------------------------------
  S&P 500 FUND
--------------------------------------------------------------------------------

                                                                         MARKET
                                                                          VALUE
                                                     SHARES            (NOTE 1)
--------------------------------------------------------------------------------

  CONSUMER FINANCE 0.3%
  American Express Co.                                  440     $        24,675
  Capital One Financial Corp.                           110               8,653
  SLM Corp.                                             150               7,797
                                                                ---------------
  TOTAL CONSUMER FINANCE                                                 41,125
                                                                ---------------
TOTAL FINANCIALS                                                        975,896
                                                                ---------------
INFORMATION TECHNOLOGY 4.8%
  COMPUTERS & PERIPHERALS 1.1%
  International Business Machines
    Corp.                                               550              45,067
  Hewlett-Packard Co.                                 1,000              36,690
  Apple Computer, Inc.*                                 310              23,879
  Dell, Inc.*                                           830              18,957
  EMC Corp.*                                            840              10,063
  Sun Microsystems, Inc.*                             1,280               6,362
  Network Appliance, Inc.*                              140               5,181
  SanDisk Corp.*                                         70               3,748
  NCR Corp.*                                             70               2,764
  Lexmark International, Inc.*                           40               2,306
  QLogic Corp.*                                          60               1,134
                                                                ---------------
  TOTAL COMPUTERS & PERIPHERALS                                         156,151
                                                                ---------------
  SOFTWARE 1.1%
  Microsoft Corp.                                     3,150              86,089
  Oracle Corp.*                                       1,470              26,078
  Adobe Systems, Inc.*                                  210               7,864
  Symantec Corp.*                                       360               7,661
  Electronic Arts, Inc.*                                110               6,125
  Intuit, Inc.*                                         120               3,851
  CA, Inc.                                              150               3,554
  Autodesk, Inc.*                                        80               2,782
  Citrix Systems, Inc.*                                  70               2,535
  BMC Software, Inc.*                                    70               1,905
  Compuware Corp.*                                      140               1,091
  Novell, Inc.*                                         120                 734
  Parametric Technology Corp.*                           40                 698
                                                                ---------------
  TOTAL SOFTWARE                                                        150,967
                                                                ---------------
  COMMUNICATIONS EQUIPMENT 0.9%
  Cisco Systems, Inc.*                                2,230              51,290
  Motorola, Inc.                                        890              22,250
  Qualcomm, Inc.                                        600              21,810
  Corning, Inc.*                                        570              13,914
  Lucent Technologies, Inc.*                          1,630               3,814
  Juniper Networks, Inc.*                               210               3,629
  Avaya, Inc.*                                          170               1,945
  Tellabs, Inc.*                                        160               1,753
  Comverse Technology, Inc.*                             70               1,501
  JDS Uniphase Corp.*                                   610               1,336
  Ciena Corp.*                                           31                 856
  ADC Telecommunications, Inc.*                          40                 600
                                                                ---------------
  TOTAL COMMUNICATIONS EQUIPMENT                                        124,698
                                                                ---------------

                                                                         MARKET
                                                                          VALUE
                                                     SHARES            (NOTE 1)
--------------------------------------------------------------------------------

  SEMICONDUCTOR & SEMICONDUCTOR EQUIPMENT 0.9%
  Intel Corp.                                         2,100     $        43,197
  Texas Instruments, Inc.                               560              18,620
  Applied Materials, Inc.                               510               9,042
  Freescale Semiconductor, Inc.
    -- Class B*                                         150               5,702
  Broadcom Corp. -- Class A*                            170               5,158
  Micron Technology, Inc.*                              270               4,698
  Advanced Micro Devices, Inc.*                         180               4,473
  Nvidia Corp.*                                         130               3,847
  Analog Devices, Inc.                                  130               3,821
  Linear Technology Corp.                               110               3,423
  Maxim Integrated Products, Inc.                       120               3,369
  KLA-Tencor Corp.                                       70               3,113
  Xilinx, Inc.                                          120               2,634
  National Semiconductor Corp.                          110               2,588
  Altera Corp.*                                         130               2,389
  LSI Logic Corp.*                                      150               1,233
  Novellus Systems, Inc.*                                40               1,106
  Teradyne, Inc.*                                        70                 921
  PMC - Sierra, Inc.*                                    80                 475
                                                                ---------------
  TOTAL SEMICONDUCTOR &
    SEMICONDUCTOR EQUIPMENT                                             119,809
                                                                ---------------
  INTERNET SOFTWARE & SERVICES 0.4%
  Google, Inc. -- Class A*                               80              32,152
  eBay, Inc.*                                           430              12,195
  Yahoo!, Inc.*                                         450              11,376
  VeriSign, Inc.*                                        90               1,818
                                                                ---------------
  TOTAL INTERNET SOFTWARE & SERVICES                                     57,541
                                                                ---------------
  IT CONSULTING & SERVICES 0.3%
  First Data Corp.                                      280              11,760
  Automatic Data Processing, Inc.                       200               9,468
  Electronic Data Systems Corp.                         190               4,659
  Paychex, Inc.                                         120               4,422
  Computer Sciences Corp.*                               60               2,947
  Fiserv, Inc.*                                          60               2,825
  Affiliated Computer Services,
    Inc. -- Class A*                                     40               2,074
  Sabre Holdings Corp.                                   50               1,170
  Convergys Corp.*                                       50               1,033
  Unisys Corp.*                                         130                 736
                                                                ---------------
  TOTAL IT CONSULTING & SERVICES                                         41,094
                                                                ---------------
  ELECTRONIC EQUIPMENT & INSTRUMENTS 0.1%
  Agilent Technologies, Inc.*                           150               4,903
  Jabil Circuit, Inc.                                    70               2,000
  Molex, Inc.                                            50               1,949
  Symbol Technologies, Inc.                              90               1,337
  Solectron Corp.*                                      330               1,076
  Tektronix, Inc.                                        30                 868
  Sanmina-SCI Corp.*                                    190                 711
                                                                ---------------
  TOTAL ELECTRONIC EQUIPMENT & INSTRUMENTS                               12,844
                                                                ---------------

                                              See Notes to Financial Statements.


28 | THE RYDEX SERIES FUNDS SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS  (UNAUDITED) (CONTINUED)              September 30, 2006
--------------------------------------------------------------------------------
  S&P 500 FUND
--------------------------------------------------------------------------------

                                                                         MARKET
                                                                          VALUE
                                                     SHARES            (NOTE 1)
--------------------------------------------------------------------------------

  OFFICE ELECTRONICS 0.0%
  Xerox Corp.*                                          360     $         5,602
                                                                ---------------
  TOTAL OFFICE ELECTRONICS                                                5,602
                                                                ---------------
TOTAL INFORMATION TECHNOLOGY                                            668,706
                                                                ---------------
HEALTH CARE 4.0%
  PHARMACEUTICALS 2.1%
  Pfizer, Inc.                                        2,656              75,324
  Johnson & Johnson, Inc.                             1,070              69,486
  Merck & Co., Inc.                                     790              33,101
  Abbott Laboratories                                   560              27,194
  Wyeth                                                 490              24,912
  Eli Lilly & Co.                                       360              20,520
  Bristol-Myers Squibb Co.                              720              17,942
  Schering-Plough Corp.                                 540              11,929
  Forest Laboratories, Inc.*                            120               6,073
  Allergan, Inc.                                         50               5,630
  Barr Pharmaceuticals, Inc.*                            40               2,078
  Mylan Laboratories, Inc.                               80               1,610
  King Pharmaceuticals, Inc.*                            90               1,533
  Watson Pharmaceuticals, Inc.*                          40               1,047
                                                                ---------------
  TOTAL PHARMACEUTICALS                                                 298,379
                                                                ---------------
  HEALTH CARE PROVIDERS & SERVICES 0.9%
  UnitedHealth Group, Inc.                              490              24,108
  WellPoint, Inc.*                                      230              17,721
  Cardinal Health, Inc.                                 150               9,861
  Caremark Rx, Inc.                                     160               9,067
  Aetna, Inc.                                           200               7,910
  HCA, Inc.                                             150               7,483
  Medco Health Solutions, Inc.*                         110               6,612
  McKesson Corp.                                        110               5,799
  CIGNA Corp.                                            40               4,653
  Humana, Inc.*                                          60               3,965
  Express Scripts, Inc.*                                 50               3,775
  Quest Diagnostics, Inc.                                60               3,670
  Laboratory Corporation of
    America Holdings*                                    50               3,279
  AmerisourceBergen Corp.                                70               3,164
  Coventry Health Care, Inc.*                            60               3,091
  Health Management Associates,
    Inc. -- Class A                                      90               1,881
  IMS Health, Inc.                                       70               1,865
  Patterson Cos., Inc.*                                  50               1,681
  Manor Care, Inc.                                       30               1,568
  Tenet Healthcare Corp.*                               170               1,384
                                                                ---------------
  TOTAL HEALTH CARE PROVIDERS & SERVICES                                122,537
                                                                ---------------
  HEALTH CARE EQUIPMENT & SUPPLIES 0.6%
  Medtronic, Inc.                                       420              19,505
  Baxter International, Inc.                            240              10,910
  Becton, Dickinson & Co.                                90               6,360
  Boston Scientific Corp.*                              430               6,360
  Zimmer Holdings, Inc.*                                 90               6,075
  Stryker Corp.                                         110               5,455
  St. Jude Medical, Inc.*                               130               4,588

                                                                         MARKET
                                                                          VALUE
                                                     SHARES            (NOTE 1)
--------------------------------------------------------------------------------

  Fisher Scientific International, Inc.*                 50     $         3,912
  C.R. Bard, Inc.                                        40               3,000
  Biomet, Inc.                                           90               2,897
  Thermo Electron Corp.*                                 60               2,360
  Hospira, Inc.*                                         60               2,296
  Waters Corp.*                                          40               1,811
  Millipore Corp.*                                       20               1,226
  Bausch & Lomb, Inc.                                    20               1,003
  PerkinElmer, Inc.                                      50                 946
                                                                ---------------
  TOTAL HEALTH CARE EQUIPMENT & SUPPLIES                                 78,704
                                                                ---------------
  BIOTECHNOLOGY 0.4%
  Amgen, Inc.*                                          430              30,758
  Gilead Sciences, Inc.*                                170              11,679
  Genzyme Corp.*                                        100               6,747
  Biogen Idec, Inc.*                                    130               5,808
  Medimmune, Inc.*                                       90               2,629
  Applera Corp. - Applied
    Biosystems Group                                     70               2,318
                                                                ---------------
  TOTAL BIOTECHNOLOGY                                                    59,939
                                                                ---------------
TOTAL HEALTH CARE                                                       559,559
                                                                ---------------
INDUSTRIALS 3.4%
  INDUSTRIAL CONGLOMERATES 1.3%
  General Electric Co.                                3,760             132,728
  Tyco International Ltd.                               730              20,433
  3M Co.                                                270              20,093
  Textron, Inc.                                          50               4,375
                                                                ---------------
  TOTAL INDUSTRIAL CONGLOMERATES                                        177,629
                                                                ---------------
  AEROSPACE & DEFENSE 0.8%
  United Technologies Corp.                             370              23,439
  Boeing Co.                                            290              22,867
  Honeywell International, Inc.                         300              12,270
  Lockheed Martin Corp.                                 130              11,188
  General Dynamics Corp.                                150              10,751
  Northrop Grumman Corp.                                130               8,849
  Raytheon Co.                                          160               7,682
  Rockwell Collins, Inc.                                 60               3,290
  L-3 Communications Holdings,
    Inc.                                                 40               3,133
  Goodrich Corp.                                         50               2,026
                                                                ---------------
  TOTAL AEROSPACE & DEFENSE                                             105,495
                                                                ---------------
  MACHINERY 0.5%
  Caterpillar, Inc.                                     240              15,792
  Illinois Tool Works, Inc.                             150               6,735
  Deere & Co.                                            80               6,713
  Danaher Corp.                                          90               6,180
  Paccar, Inc.                                           90               5,132
  Ingersoll-Rand Co. -- Class A                         120               4,558
  ITT Industries, Inc.                                   70               3,589
  Eaton Corp.                                            50               3,442
  Dover Corp.                                            70               3,321
  Parker Hannifin Corp.                                  40               3,109
  Cummins, Inc.                                          20               2,385

See Notes to Financial Statements.


                                  THE RYDEX SERIES FUNDS SEMI-ANNUAL REPORT | 29

SCHEDULE OF INVESTMENTS  (UNAUDITED) (CONTINUED)              September 30, 2006
--------------------------------------------------------------------------------
  S&P 500 FUND
--------------------------------------------------------------------------------

                                                                         MARKET
                                                                          VALUE
                                                     SHARES            (NOTE 1)
--------------------------------------------------------------------------------

  Pall Corp.                                             50     $         1,540
  Navistar International Corp.*                          20                 516
                                                                ---------------
  TOTAL MACHINERY                                                        63,012
                                                                ---------------
  AIR FREIGHT & COURIERS 0.3%
  United Parcel Service, Inc. --
    Class B                                             390              28,056
  FedEx Corp.                                           110              11,955
                                                                ---------------
  TOTAL AIR FREIGHT & COURIERS                                           40,011
                                                                ---------------
  ROAD & RAIL 0.2%
  Burlington Northern Santa Fe
    Corp.                                               130               9,547
  Union Pacific Corp.                                   100               8,800
  Norfolk Southern Corp.                                150               6,607
  CSX Corp.                                             160               5,253
  Ryder System, Inc.                                     20               1,034
                                                                ---------------
  TOTAL ROAD & RAIL                                                      31,241
                                                                ---------------
  COMMERCIAL SERVICES & SUPPLIES 0.2%
  Waste Management, Inc.                                200               7,336
  Pitney Bowes, Inc.                                     80               3,550
  RR Donnelley & Sons Co.                                80               2,637
  Cintas Corp.                                           50               2,041
  Robert Half International, Inc.                        60               2,038
  Equifax, Inc.                                          50               1,836
  Monster Worldwide, Inc.*                               50               1,810
  Avery Dennison Corp.                                   30               1,805
  Allied Waste Industries, Inc.*                         90               1,014
                                                                ---------------
  TOTAL COMMERCIAL SERVICES & SUPPLIES                                   24,067
                                                                ---------------
  ELECTRICAL EQUIPMENT 0.1%
  Emerson Electric Co.                                  150              12,579
  Rockwell Automation, Inc.                              60               3,486
  Cooper Industries Ltd. -- Class A                      30               2,556
  American Power Conversion Corp.                        60               1,318
                                                                ---------------
  TOTAL ELECTRICAL EQUIPMENT                                             19,939
                                                                ---------------
  BUILDING PRODUCTS 0.0%
  Masco Corp.                                           150               4,113
  American Standard Cos., Inc.                           60               2,518
                                                                ---------------
  TOTAL BUILDING PRODUCTS                                                 6,631
                                                                ---------------
  AIRLINES 0.0%
  Southwest Airlines Co.                                290               4,831
                                                                ---------------
  TOTAL AIRLINES                                                          4,831
                                                                ---------------
  CONSTRUCTION & ENGINEERING 0.0%
  Fluor Corp.                                            30               2,307
                                                                ---------------
  TOTAL CONSTRUCTION & ENGINEERING                                        2,307
                                                                ---------------
  TRADING COMPANIES & DISTRIBUTORS 0.0%
  W.W. Grainger, Inc.                                    30               2,011
                                                                ---------------
  TOTAL TRADING COMPANIES & DISTRIBUTORS                                  2,011
                                                                ---------------
TOTAL INDUSTRIALS                                                       477,174
                                                                ---------------
CONSUMER DISCRETIONARY 3.1%
  MEDIA 1.1%
  Comcast Corp. -- Class A*                             760              28,006
  Time Warner, Inc.                                   1,480              26,980

                                                                         MARKET
                                                                          VALUE
                                                     SHARES            (NOTE 1)
--------------------------------------------------------------------------------

  Walt Disney Co.                                       760     $        23,491
  News Corp. -- Class A                                 850              16,702
  Viacom, Inc. -- Class B*                              260               9,667
  CBS Corp.                                             280               7,888
  McGraw-Hill Cos., Inc.                                130               7,544
  Omnicom Group, Inc.                                    60               5,616
  Clear Channel Communications,
    Inc.                                                180               5,193
  Gannett Co., Inc.                                      90               5,115
  Univision Communications, Inc.
    -- Class A*                                          90               3,091
  Tribune Co.                                            70               2,290
  Interpublic Group of Cos., Inc.*                      160               1,584
  EW Scripps Co. -- Class A                              30               1,438
  New York Times Co. -- Class A                          50               1,149
  Dow Jones & Co., Inc.                                  20                 671
  Meredith Corp.                                         10                 493
                                                                ---------------
  TOTAL MEDIA                                                           146,918
                                                                ---------------
  SPECIALTY RETAIL 0.6%
  Home Depot, Inc.                                      750              27,202
  Lowe's Cos., Inc.                                     560              15,714
  Best Buy Co., Inc.                                    150               8,034
  Staples, Inc.                                         260               6,326
  TJX Cos., Inc.                                        160               4,485
  Office Depot, Inc.*                                   100               3,970
  Bed Bath & Beyond, Inc.*                              100               3,826
  The Gap, Inc.                                         200               3,790
  Limited Brands, Inc.                                  120               3,179
  Sherwin-Williams Co.                                   40               2,231
  AutoZone, Inc.*                                        20               2,066
  Tiffany & Co.                                          50               1,660
  Circuit City Stores, Inc.                              50               1,255
  AutoNation, Inc.*                                      60               1,254
  OfficeMax, Inc.                                        30               1,222
  RadioShack Corp.                                       50                 965
                                                                ---------------
  TOTAL SPECIALTY RETAIL                                                 87,179
                                                                ---------------
  HOTELS, RESTAURANTS & LEISURE 0.5%
  McDonald's Corp.                                      450              17,604
  Starbucks Corp.*                                      280               9,534
  Carnival Corp.                                        160               7,525
  Yum! Brands, Inc.                                     100               5,205
  Marriott International, Inc. --
    Class A                                             130               5,023
  International Game Technology,
    Inc.                                                120               4,980
  Harrah's Entertainment, Inc.                           70               4,650
  Starwood Hotels & Resorts
    Worldwide, Inc.                                      80               4,575
  Hilton Hotels Corp.                                   140               3,899
  Wendy's International, Inc.                            40               2,680
  Darden Restaurants, Inc.                               50               2,124
  Wyndham Worldwide Corp.*                               70               1,958
                                                                ---------------
  TOTAL HOTELS, RESTAURANTS & LEISURE                                    69,757
                                                                ---------------

                                              See Notes to Financial Statements.


30 | THE RYDEX SERIES FUNDS SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS  (UNAUDITED) (CONTINUED)              September 30, 2006
--------------------------------------------------------------------------------
  S&P 500 FUND
--------------------------------------------------------------------------------

                                                                         MARKET
                                                                          VALUE
                                                     SHARES            (NOTE 1)
--------------------------------------------------------------------------------

  MULTILINE RETAIL 0.4%
  Target Corp.                                          310     $        17,128
  Federated Department Stores, Inc.                     200               8,642
  Kohl's Corp.*                                         120               7,790
  J.C. Penney Holding Co., Inc.                          80               5,471
  Sears Holdings Corp.*                                  30               4,743
  Nordstrom, Inc.                                        80               3,384
  Family Dollar Stores, Inc.                             60               1,754
  Dollar General Corp.                                  110               1,499
  Big Lots, Inc.*                                        40                 792
  Dillard's, Inc. -- Class A                             20                 655
                                                                ---------------
  TOTAL MULTILINE RETAIL                                                 51,858
                                                                ---------------
  HOUSEHOLD DURABLES 0.2%
  Fortune Brands, Inc.                                   60               4,507
  Newell Rubbermaid, Inc.                               100               2,832
  Pulte Homes, Inc.                                      80               2,549
  Whirlpool Corp.                                        30               2,523
  D.R. Horton, Inc.                                     100               2,395
  Black & Decker Corp.                                   30               2,380
  Lennar Corp. -- Class A                                50               2,262
  Centex Corp.                                           40               2,105
  Leggett & Platt, Inc.                                  70               1,752
  Harman International Industries,
    Inc.                                                 20               1,669
  Stanley Works                                          30               1,496
  KB HOME                                                30               1,314
  Snap-On, Inc.                                          20                 891
                                                                ---------------
  TOTAL HOUSEHOLD DURABLES                                               28,675
                                                                ---------------
  AUTOMOBILES 0.1%
  General Motors Corp.                                  210               6,985
  Harley-Davidson, Inc.                                 100               6,275
  Ford Motor Co.                                        690               5,582
                                                                ---------------
  TOTAL AUTOMOBILES                                                      18,842
                                                                ---------------
  TEXTILES & APPAREL 0.1%
  Nike, Inc. -- Class B                                  70               6,133
  Coach, Inc.*                                          130               4,472
  VF Corp.                                               30               2,189
  Liz Claiborne, Inc.                                    40               1,580
  Jones Apparel Group, Inc.                              40               1,298
                                                                ---------------
  TOTAL TEXTILES & APPAREL                                               15,672
                                                                ---------------
  LEISURE EQUIPMENT & PRODUCTS 0.1%
  Mattel, Inc.                                          140               2,758
  Eastman Kodak Co.                                     100               2,240
  Hasbro, Inc.                                           60               1,365
  Brunswick Corp.                                        30                 936
                                                                ---------------
  TOTAL LEISURE EQUIPMENT & PRODUCTS                                      7,299
                                                                ---------------
  AUTO COMPONENTS 0.0%
  Johnson Controls, Inc.                                 70               5,022
  Goodyear Tire & Rubber Co.*                            60                 870
                                                                ---------------
  TOTAL AUTO COMPONENTS                                                   5,892
                                                                ---------------

                                                                         MARKET
                                                                          VALUE
                                                     SHARES            (NOTE 1)
--------------------------------------------------------------------------------

  COMMERCIAL SERVICES & SUPPLIES 0.0%
  H&R Block, Inc.                                       120     $         2,609
  Apollo Group, Inc. -- Class A*                         50               2,462
                                                                ---------------
  TOTAL COMMERCIAL SERVICES & SUPPLIES                                    5,071
                                                                ---------------
  INTERNET & CATALOG RETAIL 0.0%
  Amazon.com, Inc.*                                     110               3,533
                                                                ---------------
  TOTAL INTERNET & CATALOG RETAIL                                         3,533
                                                                ---------------
  DISTRIBUTORS 0.0%
  Genuine Parts Co.                                      60               2,588
                                                                ---------------
  TOTAL DISTRIBUTORS                                                      2,588
                                                                ---------------
TOTAL CONSUMER DISCRETIONARY                                            443,284
                                                                ---------------
CONSUMER STAPLES 3.0%
  FOOD & DRUG RETAILING 0.7%
  Wal-Mart Stores, Inc.                                 900              44,388
  Walgreen Co.                                          370              16,424
  CVS Corp.                                             300               9,636
  Costco Wholesale Corp.                                170               8,446
  Sysco Corp.                                           230               7,693
  Kroger Co.                                            260               6,016
  Safeway, Inc.                                         160               4,856
  Whole Foods Market, Inc.                               50               2,972
  Supervalu, Inc.                                        80               2,372
                                                                ---------------
  TOTAL FOOD & DRUG RETAILING                                           102,803
                                                                ---------------
  HOUSEHOLD PRODUCTS 0.7%
  Procter & Gamble Co.                                1,160              71,897
  Colgate-Palmolive Co.                                 190              11,799
  Kimberly-Clark Corp.                                  170              11,111
  Clorox Co.                                             60               3,780
                                                                ---------------
  TOTAL HOUSEHOLD PRODUCTS                                               98,587
                                                                ---------------
  BEVERAGES 0.7%
  PepsiCo, Inc.                                         600              39,156
  Coca-Cola Co.                                         740              33,063
  Anheuser-Busch Cos., Inc.                             280              13,303
  Constellation Brands, Inc. --
    Class A*                                             80               2,302
  Brown-Forman Corp. -- Class B                          30               2,300
  Coca-Cola Enterprises, Inc.                           100               2,083
  Pepsi Bottling Group, Inc.                             50               1,775
  Molson Coors Brewing Co. --
    Class B                                              20               1,378
                                                                ---------------
  TOTAL BEVERAGES                                                        95,360
                                                                ---------------
  TOBACCO 0.5%
  Altria Group, Inc.                                    760              58,178
  Reynolds American, Inc.                                60               3,718
  UST, Inc.                                              60               3,290
                                                                ---------------
  TOTAL TOBACCO                                                          65,186
                                                                ---------------
  FOOD PRODUCTS 0.3%
  Archer-Daniels-Midland Co.                            240               9,091
  General Mills, Inc.                                   130               7,358
  H.J. Heinz Co.                                        120               5,031
  ConAgra Foods, Inc.                                   190               4,651

See Notes to Financial Statements.


                                  THE RYDEX SERIES FUNDS SEMI-ANNUAL REPORT | 31

SCHEDULE OF INVESTMENTS  (UNAUDITED) (CONTINUED)              September 30, 2006
--------------------------------------------------------------------------------
  S&P 500 FUND
--------------------------------------------------------------------------------

                                                                         MARKET
                                                                          VALUE
                                                     SHARES            (NOTE 1)
--------------------------------------------------------------------------------

  Sara Lee Corp.                                        280     $         4,500
  Kellogg Co.                                            90               4,457
  WM Wrigley Jr Co.                                      80               3,685
  Hershey Co.                                            60               3,207
  Campbell Soup Co.                                      80               2,920
  Dean Foods Co.*                                        50               2,101
  McCormick & Co., Inc.                                  50               1,899
  Tyson Foods, Inc. -- Class A                           90               1,429
                                                                ---------------
  TOTAL FOOD PRODUCTS                                                    50,329
                                                                ---------------
  PERSONAL PRODUCTS 0.1%
  Avon Products, Inc.                                   160               4,906
  Estee Lauder Cos., Inc. -- Class A                     50               2,016
  Alberto-Culver Co. -- Class B                          30               1,518
                                                                ---------------
  TOTAL PERSONAL PRODUCTS                                                 8,440
                                                                ---------------
TOTAL CONSUMER STAPLES                                                  420,705
                                                                ---------------
ENERGY 2.9%
  OIL & GAS 2.4%
  Exxon Mobil Corp.                                   2,170             145,607
  Chevron Corp.                                         800              51,888
  ConocoPhillips                                        600              35,718
  Occidental Petroleum Corp.                            310              14,914
  Valero Energy Corp.                                   220              11,323
  Devon Energy Corp.                                    160              10,104
  Marathon Oil Corp.                                    130               9,997
  Apache Corp.                                          120               7,584
  Anadarko Petroleum Corp.                              170               7,451
  EOG Resources, Inc.                                    90               5,855
  XTO Energy, Inc.                                      130               5,477
  Williams Cos., Inc.                                   220               5,251
  Kinder Morgan, Inc.                                    40               4,194
  Chesapeake Energy Corp.                               140               4,057
  Hess Corp.                                             90               3,728
  El Paso Corp.                                         250               3,410
  Murphy Oil Corp.                                       70               3,329
  Sunoco, Inc.                                           50               3,110
  Consol Energy, Inc.                                    70               2,221
                                                                ---------------
  TOTAL OIL & GAS                                                       335,218
                                                                ---------------
  ENERGY EQUIPMENT & SERVICES 0.5%
  Schlumberger Ltd.                                     430              26,673
  Halliburton Co.                                       380              10,811
  Baker Hughes, Inc.                                    120               8,184
  Transocean, Inc.*                                     110               8,055
  Weatherford International Ltd.*                       130               5,424
  Nabors Industries Ltd.*                               120               3,570
  National-Oilwell Varco, Inc.*                          60               3,513
  BJ Services Co.                                       110               3,314
  Noble Corp.                                            50               3,209
  Smith International, Inc.                              70               2,716
  Rowan Cos., Inc.                                       40               1,265
                                                                ---------------
  TOTAL ENERGY EQUIPMENT & SERVICES                                      76,734
                                                                ---------------
TOTAL ENERGY                                                            411,952
                                                                ---------------

                                                                         MARKET
                                                                          VALUE
                                                     SHARES            (NOTE 1)
--------------------------------------------------------------------------------

TELECOMMUNICATION SERVICES 1.1%
  DIVERSIFIED TELECOMMUNICATION SERVICES 0.9%
  AT&T, Inc.                                          1,420     $        46,235
  Verizon Communications, Inc.                        1,060              39,358
  BellSouth Corp.                                       660              28,215
  Qwest Communications
    International, Inc.*                                580               5,058
  Embarq Corp.                                           50               2,418
  Windstream Corp.                                      169               2,229
  Citizens Communications Co.                           120               1,685
  CenturyTel, Inc.                                       40               1,587
                                                                ---------------
  TOTAL DIVERSIFIED
    TELECOMMUNICATION SERVICES                                          126,785
                                                                ---------------
  WIRELESS TELECOMMUNICATION SERVICES 0.2%
  Sprint Nextel Corp.                                 1,090              18,693
  Alltel Corp.                                          140               7,770
                                                                ---------------
  TOTAL WIRELESS TELECOMMUNICATION SERVICES                              26,463
                                                                ---------------
TOTAL TELECOMMUNICATION SERVICES                                        153,248
                                                                ---------------
UTILITIES 1.1%
  ELECTRIC UTILITIES 0.6%
  Exelon Corp.                                          240              14,530
  TXU Corp.                                             170              10,629
  Southern Co.                                          270               9,304
  FPL Group, Inc.                                       150               6,750
  FirstEnergy Corp.                                     120               6,703
  Entergy Corp.                                          80               6,258
  American Electric Power Co., Inc.                     140               5,092
  Edison International                                  120               4,997
  PPL Corp.                                             140               4,606
  Progress Energy, Inc.                                  90               4,084
  Allegheny Energy, Inc.*                                60               2,410
  Pinnacle West Capital Corp.                            40               1,802
                                                                ---------------
  TOTAL ELECTRIC UTILITIES                                               77,165
                                                                ---------------
  MULTI-UTILITIES 0.5%
  Duke Energy Corp.                                     460              13,892
  Dominion Resources, Inc.                              130               9,944
  Public Service Enterprise Group,
    Inc.                                                 90               5,507
  PG&E Corp.                                            130               5,414
  Sempra Energy                                         100               5,025
  AES Corp.*                                            240               4,894
  Ameren Corp.                                           80               4,223
  Consolidated Edison, Inc.                              90               4,158
  Constellation Energy Group, Inc.                       70               4,144
  Xcel Energy, Inc.                                     150               3,097
  DTE Energy Co.                                         60               2,491
  KeySpan Corp.                                          60               2,468
  NiSource, Inc.                                        100               2,174
  CenterPoint Energy, Inc.                              110               1,575
  TECO Energy, Inc.                                      80               1,252
  CMS Energy Corp.*                                      80               1,155
  Dynegy, Inc. -- Class A*                              140                 776
                                                                ---------------
  TOTAL MULTI-UTILITIES                                                  72,189
                                                                ---------------

                                              See Notes to Financial Statements.


32 | THE RYDEX SERIES FUNDS SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS  (UNAUDITED) (CONCLUDED)              September 30, 2006
--------------------------------------------------------------------------------
  S&P 500 FUND
--------------------------------------------------------------------------------

                                                                         MARKET
                                                                          VALUE
                                                     SHARES            (NOTE 1)
--------------------------------------------------------------------------------

  GAS UTILITIES 0.0%
  Nicor, Inc.                                            20     $           855
  Peoples Energy Corp.                                   10                 407
                                                                ---------------
  TOTAL GAS UTILITIES                                                     1,262
                                                                ---------------
TOTAL UTILITIES                                                         150,616
                                                                ---------------
MATERIALS 0.9%
  CHEMICALS 0.5%
  E.I. du Pont de Nemours and Co.                       340              14,566
  Dow Chemical Co.                                      350              13,643
  Monsanto Co.                                          200               9,402
  Praxair, Inc.                                         120               7,099
  Air Products & Chemicals, Inc.                         80               5,310
  PPG Industries, Inc.                                   60               4,025
  Ecolab, Inc.                                           70               2,997
  Rohm & Haas Co.                                        50               2,367
  Eastman Chemical Co.                                   30               1,621
  Sigma-Aldrich Corp.                                    20               1,513
  Ashland, Inc.                                          20               1,276
  International Flavors &
    Fragrances, Inc.                                     30               1,186
  Hercules, Inc.*                                        40                 631
                                                                ---------------
  TOTAL CHEMICALS                                                        65,636
                                                                ---------------
  METALS & MINING 0.2%
  Alcoa, Inc.                                           320               8,973
  Newmont Mining Corp.                                  160               6,840
  Phelps Dodge Corp.                                     70               5,929
  Nucor Corp.                                           110               5,444
  Freeport-McMoRan Copper &
    Gold, Inc. -- Class B                                70               3,728
  Allegheny Technologies, Inc.                           40               2,488
  United States Steel Corp.                              40               2,307
                                                                ---------------
  TOTAL METALS & MINING                                                  35,709
                                                                ---------------
  PAPER & FOREST PRODUCTS 0.1%
  International Paper Co.                               170               5,887
  Weyerhaeuser Co.                                       90               5,537
  MeadWestvaco Corp.                                     70               1,856
  Louisiana-Pacific Corp.                                40                 751
                                                                ---------------
  TOTAL PAPER & FOREST PRODUCTS                                          14,031
                                                                ---------------
  CONTAINERS & PACKAGING 0.1%
  Sealed Air Corp.                                       30               1,624
  Ball Corp.                                             40               1,618
  Temple-Inland, Inc.                                    40               1,604
  Pactiv Corp.*                                          50               1,421
  Bemis Co.                                              40               1,314
                                                                ---------------
  TOTAL CONTAINERS & PACKAGING                                            7,581
                                                                ---------------
  CONSTRUCTION MATERIALS 0.0%
  Vulcan Materials Co.                                   40               3,130
                                                                ---------------
  TOTAL CONSTRUCTION MATERIALS                                            3,130
                                                                ---------------

                                                                         MARKET
                                                                          VALUE
                                                     SHARES            (NOTE 1)
--------------------------------------------------------------------------------

TOTAL MATERIALS                                                 $       126,087
                                                                ---------------
TOTAL COMMON STOCKS
  (Cost $4,173,098)                                                   4,387,227
                                                                ---------------

                                                       FACE
                                                     AMOUNT
                                             --------------
REPURCHASE AGREEMENTS 54.1%
Repurchase Agreement (Note 6)
  5.00% due 10/02/06                         $      160,641             160,641
  4.95% due 10/02/06                              2,433,771           2,433,771
  4.94% due 10/02/06+                               472,943             472,943
  4.89% due 10/02/06                              1,581,951           1,581,951
  4.80% due 10/02/06                              2,920,525           2,920,525
                                                                ---------------
TOTAL REPURCHASE AGREEMENTS
  (Cost $7,569,831)                                                   7,569,831
                                                                ---------------
TOTAL INVESTMENTS 85.4%
  (Cost $11,742,929)                                            $    11,957,058
                                                                ===============
OTHER ASSETS IN EXCESS OF
  LIABILITIES - 14.6%                                           $     2,048,129
                                                                ===============
NET ASSETS - 100.0%                                             $    14,005,187
================================================================================

                                                                     UNREALIZED
                                                                    GAIN (LOSS)
                                                  CONTRACTS            (NOTE 1)
--------------------------------------------------------------------------------
FUTURES CONTRACTS PURCHASED
December 2006 S&P 500 Index
  Mini Futures Contracts
  (Aggregate Market Value
  of Contracts $2,353,313)                               35     $        31,334
                                                                ===============

                                                      UNITS
                                             --------------
EQUITY INDEX SWAP AGREEMENTS
December 2006 S&P 500 Index
  Swap, Maturing 12/12/06**
  (Notional Market Value
  $2,368,754)                                         1,773     $        24,034
December 2006 S&P 500 Index
  Swap, Maturing 12/27/06**
  (Notional Market Value
  $4,947,213)                                         3,703             (12,862)
                                                                ---------------
(TOTAL NOTIONAL MARKET
  VALUE $7,315,967)                                             $        11,172
                                                                ===============

 *    NON-INCOME PRODUCING SECURITY.

**    PRICE RETURN BASED ON S&P 500 INDEX +/- FINANCING AT A VARIABLE RATE.

 + ALL OR A PORTION OF THIS SECURITY IS HELD AS EQUITY INDEX SWAP COLLATERAL AT SEPTEMBER 30, 2006.
      REIT -- REAL ESTATE INVESTMENT TRUST.

See Notes to Financial Statements.


                                  THE RYDEX SERIES FUNDS SEMI-ANNUAL REPORT | 33

SCHEDULE OF INVESTMENTS  (UNAUDITED)                          September 30, 2006
--------------------------------------------------------------------------------
  INVERSE S&P 500 MASTER PORTFOLIO
--------------------------------------------------------------------------------

                                                                         MARKET
                                                       FACE               VALUE
                                                     AMOUNT            (NOTE 1)
--------------------------------------------------------------------------------

FEDERAL AGENCY DISCOUNT NOTES 57.1%
Farmer Mac*
  5.25% due 10/13/06                         $   25,000,000     $    24,959,896
Federal Farm Credit Bank*
  5.05% due 10/25/06                             50,000,000          49,837,722
Federal Home Loan Bank*
  5.15% due 10/13/06                             25,000,000          24,960,698
Freddie Mac*
  5.00% due 10/10/06                             50,000,000          49,944,500
  5.00% due 11/14/06                             50,000,000          49,701,389
  5.09% due 12/01/06                             50,000,000          49,575,833
  5.14% due 01/04/07                             50,000,000          49,328,945
                                                                ---------------
TOTAL FEDERAL AGENCY DISCOUNT NOTES
  (Cost $298,308,983)                                               298,308,983
                                                                ---------------

REPURCHASE AGREEMENTS 43.4%
Repurchase Agreement (Note 6)
  5.00% due 10/02/06+                            50,421,902          50,421,902
  4.95% due 10/02/06                             57,146,590          57,146,590
  4.94% due 10/02/06+                            13,276,484          13,276,484
  4.89% due 10/02/06                             37,145,284          37,145,284
  4.80% due 10/02/06                             68,575,908          68,575,908
                                                                ---------------
TOTAL REPURCHASE AGREEMENTS
  (Cost $226,566,168)                                               226,566,168
                                                                ---------------
TOTAL INVESTMENTS 100.5%
  (Cost $524,875,151)                                           $   524,875,151
                                                                ===============
LIABILITIES IN EXCESS OF
  OTHER ASSETS - (0.5)%                                         $    (2,677,940)
                                                                ===============

NET ASSETS - 100.0%                                             $   522,197,211
================================================================================

                                                                     UNREALIZED
                                                                    GAIN (LOSS)
                                                  CONTRACTS            (NOTE 1)
--------------------------------------------------------------------------------

FUTURES CONTRACTS SOLD SHORT
December 2006 S&P 500 Index
  Mini Futures Contracts
  (Aggregate Market Value
  of Contracts $38,056,425)                             566     $      (849,310)
                                                                ===============

                                                      UNITS
                                             --------------
EQUITY INDEX SWAP AGREEMENTS
SOLD SHORT
December 2006 S&P 500 Index
  Swap, Maturing 12/12/06**
  (Notional Market Value
  $410,696,844)                                     307,442     $    (4,575,121)
December 2006 S&P 500 Index
  Swap, Maturing 12/27/06**
  (Notional Market Value
  $72,420,457)                                       54,213             179,521
                                                                ---------------
(TOTAL NOTIONAL MARKET
  VALUE $483,117,301)                                           $    (4,395,600)
                                                                ===============

 * THE ISSUER IS A PUBLICLY TRADED COMPANY THAT OPERATES UNDER A CONGRESSIONAL CHARTER; ITS SECURITIES ARE NEITHER ISSUED NOR GUARANTEED BY THE U.S. GOVERNMENT.

**    PRICE RETURN BASED ON S&P 500 INDEX +/- FINANCING AT A VARIABLE RATE.

 + ALL OR A PORTION OF THIS SECURITY IS HELD AS EQUITY INDEX SWAP COLLATERAL AT SEPTEMBER 30, 2006.

                                              See Notes to Financial Statements.


34 | THE RYDEX SERIES FUNDS SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS  (UNAUDITED)                          September 30, 2006
--------------------------------------------------------------------------------
  OTC FUND
--------------------------------------------------------------------------------

                                                                         MARKET
                                                                          VALUE
                                                     SHARES            (NOTE 1)
--------------------------------------------------------------------------------

COMMON STOCKS 94.7%

INFORMATION TECHNOLOGY 59.3%
  SOFTWARE 15.0%
  Microsoft Corp.+                                1,616,382     $    44,175,720
  Oracle Corp.*                                   1,124,950          19,956,613
  Adobe Systems, Inc.*+                             273,340          10,236,583
  Symantec Corp.*+                                  411,280           8,752,038
  Intuit, Inc.*                                     243,300           7,807,497
  Electronic Arts, Inc.*+                            86,723           4,828,737
  Citrix Systems, Inc.*+                            130,920           4,740,613
  Autodesk, Inc.*+                                  126,228           4,390,210
  BEA Systems, Inc.*+                               253,280           3,849,856
  Red Hat, Inc.*+                                   108,698           2,291,354
  Check Point Software
    Technologies Ltd.*+                             119,340           2,273,427
                                                                ---------------
  TOTAL SOFTWARE                                                    113,302,648
                                                                ---------------
  SEMICONDUCTOR & SEMICONDUCTOR EQUIPMENT 10.9%
  Intel Corp.+                                      963,340          19,815,904
  Altera Corp.*+                                    524,092           9,632,811
  Applied Materials, Inc.                           513,140           9,097,972
  Broadcom Corp. -- Class A*+                       219,300           6,653,562
  Lam Research Corp.*+                              132,188           5,992,082
  Maxim Integrated Products, Inc.+                  208,950           5,865,226
  Xilinx, Inc.                                      262,820           5,768,899
  Nvidia Corp.*+                                    182,480           5,399,583
  Marvell Technology Group Ltd.*+                   274,250           5,312,223
  Linear Technology Corp.+                          152,616           4,749,410
  Microchip Technology, Inc.                        122,919           3,985,034
                                                                ---------------
  TOTAL SEMICONDUCTOR &
    SEMICONDUCTOR EQUIPMENT                                          82,272,706
                                                                ---------------
  COMMUNICATIONS EQUIPMENT 10.4%
  Qualcomm, Inc.                                  1,035,140          37,627,339
  Cisco Systems, Inc.*+                           1,141,440          26,253,120
  Research In Motion Ltd.*+                          35,100           3,603,366
  Juniper Networks, Inc.*+                          151,020           2,609,626
  Tellabs, Inc.*                                    235,550           2,581,628
  JDS Uniphase Corp.*+                              915,050           2,003,959
  Telefonaktiebolaget LM Ericsson
    -- SP ADR+                                       53,800           1,853,410
  Comverse Technology, Inc.*                         82,830           1,775,875
                                                                ---------------
  TOTAL COMMUNICATIONS EQUIPMENT                                     78,308,323
                                                                ---------------
  COMPUTERS & PERIPHERALS 9.6%
  Apple Computer, Inc.*+                            604,690          46,579,271
  Dell, Inc.*+                                      417,760           9,541,638
  Network Appliance, Inc.*+                         233,540           8,643,315
  SanDisk Corp.*+                                    89,540           4,793,972
  Sun Microsystems, Inc.*                           493,940           2,454,882
                                                                ---------------
  TOTAL COMPUTERS & PERIPHERALS                                      72,013,078
                                                                ---------------

                                                                         MARKET
                                                                          VALUE
                                                     SHARES            (NOTE 1)
--------------------------------------------------------------------------------

  INTERNET SOFTWARE & SERVICES 8.4%
  Google, Inc. -- Class A*+                          65,930     $    26,497,267
  eBay, Inc.*+                                      494,120          14,013,243
  VeriSign, Inc.*+                                  523,160          10,567,832
  Yahoo!, Inc.*+                                    271,830           6,871,862
  Akamai Technologies, Inc.*+                        99,324           4,965,207
                                                                ---------------
  TOTAL INTERNET SOFTWARE & SERVICES                                 62,915,411
                                                                ---------------
  IT CONSULTING & SERVICES 3.5%
  Fiserv, Inc.*                                     291,173          13,711,337
  Cognizant Technology Solutions
    Corp. -- Class A*                                61,400           4,547,284
  CheckFree Corp.*+                                 104,007           4,297,569
  Paychex, Inc.                                     101,600           3,743,960
                                                                ---------------
  TOTAL IT CONSULTING & SERVICES                                     26,300,150
                                                                ---------------
  ELECTRONIC EQUIPMENT & INSTRUMENTS 1.5%
  CDW Corp.+                                        182,156          11,235,382
                                                                ---------------
  TOTAL ELECTRONIC EQUIPMENT & INSTRUMENTS                           11,235,382
                                                                ---------------
TOTAL INFORMATION TECHNOLOGY                                        446,347,698
                                                                ---------------
CONSUMER DISCRETIONARY 15.0%
  MEDIA 5.0%
  Comcast Corp. -- Class A*+                        513,790          18,933,161
  EchoStar Communications Corp.*                    189,852           6,215,754
  Sirius Satellite Radio, Inc.*+                  1,241,458           4,854,101
  Lamar Advertising Co. --
    Class A*+                                        69,250           3,698,643
  Liberty Global, Inc. -- Class A*+                  55,730           1,434,490
  NTL, Inc.                                          55,730           1,417,214
  XM Satellite Radio Holdings, Inc.*                 68,920             888,379
                                                                ---------------
  TOTAL MEDIA                                                        37,441,742
                                                                ---------------
  HOTELS, RESTAURANTS & LEISURE 3.0%
  Starbucks Corp.*+                                 554,180          18,869,829
  Wynn Resorts Ltd.*+                                54,740           3,722,868
                                                                ---------------
  TOTAL HOTELS, RESTAURANTS & LEISURE                                22,592,697
                                                                ---------------
  SPECIALTY RETAIL 2.5%
  Bed Bath & Beyond, Inc.*                          192,030           7,347,068
  Staples, Inc.                                     201,390           4,899,819
  Ross Stores, Inc.+                                160,202           4,070,733
  Urban Outfitters, Inc.*+                           77,470           1,370,444
  Petsmart, Inc.+                                    32,230             894,382
                                                                ---------------
  TOTAL SPECIALTY RETAIL                                             18,582,446
                                                                ---------------
  MULTILINE RETAIL 1.7%
  Sears Holdings Corp.*+                             83,020          13,124,632
                                                                ---------------
  TOTAL MULTILINE RETAIL                                             13,124,632
                                                                ---------------
  INTERNET & CATALOG RETAIL 1.5%
  Amazon.com, Inc.*+                                136,470           4,383,416
  IAC/InterActiveCorp*+                             132,500           3,810,700
  Expedia, Inc.*+                                   202,770           3,179,434
                                                                ---------------
  TOTAL INTERNET & CATALOG RETAIL                                    11,373,550
                                                                ---------------

See Notes to Financial Statements.


                                  THE RYDEX SERIES FUNDS SEMI-ANNUAL REPORT | 35

SCHEDULE OF INVESTMENTS  (UNAUDITED) (CONTINUED)              September 30, 2006
--------------------------------------------------------------------------------
  OTC FUND
--------------------------------------------------------------------------------

                                                                         MARKET
                                                                          VALUE
                                                     SHARES            (NOTE 1)
--------------------------------------------------------------------------------

  HOUSEHOLD DURABLES 0.7%
  Garmin Ltd.+                                      109,271     $     5,330,239
                                                                ---------------
  TOTAL HOUSEHOLD DURABLES                                            5,330,239
                                                                ---------------
  COMMERCIAL SERVICES & SUPPLIES 0.6%
  Apollo Group, Inc. -- Class A*+                    88,660           4,365,618
                                                                ---------------
  TOTAL COMMERCIAL SERVICES & SUPPLIES                                4,365,618
                                                                ---------------
TOTAL CONSUMER DISCRETIONARY                                        112,810,924
                                                                ---------------
HEALTH CARE 13.5%
  BIOTECHNOLOGY 9.3%
  Amgen, Inc.*+                                     338,483          24,211,689
  Gilead Sciences, Inc.*+                           239,554          16,457,360
  Genzyme Corp.*+                                   159,430          10,756,742
  Celgene Corp.*+                                   184,896           8,005,997
  Biogen Idec, Inc.*+                               172,140           7,691,215
  Amylin Pharmaceuticals, Inc.*+                     58,860           2,593,960
  Medimmune, Inc.*+                                   2,250              65,723
                                                                ---------------
  TOTAL BIOTECHNOLOGY                                                69,782,686
                                                                ---------------
  PHARMACEUTICALS 1.8%
  Teva Pharmaceutical Industries
    Ltd. -- SP ADR+                                 317,910          10,837,552
  Sepracor, Inc.*+                                   51,760           2,507,254
                                                                ---------------
  TOTAL PHARMACEUTICALS                                              13,344,806
                                                                ---------------
  HEALTH CARE EQUIPMENT & SUPPLIES 1.3%
  Biomet, Inc.                                      175,896           5,662,092
  Intuitive Surgical, Inc.*+                         18,650           1,966,643
  DENTSPLY International, Inc.+                      61,440           1,849,958
                                                                ---------------
  TOTAL HEALTH CARE EQUIPMENT & SUPPLIES                              9,478,693
                                                                ---------------
  HEALTH CARE PROVIDERS & SERVICES 1.1%
  Express Scripts, Inc.*                             63,710           4,809,468
  Patterson Cos., Inc.*+                             73,359           2,465,596
  Lincare Holdings, Inc.*+                           41,020           1,420,933
                                                                ---------------
  TOTAL HEALTH CARE PROVIDERS & SERVICES                              8,695,997
                                                                ---------------
TOTAL HEALTH CARE                                                   101,302,182
                                                                ---------------
INDUSTRIALS 4.1%
  MACHINERY 1.4%
  Paccar, Inc.                                      144,250           8,225,135
  Joy Global, Inc.                                   59,270           2,229,145
                                                                ---------------
  TOTAL MACHINERY                                                    10,454,280
                                                                ---------------
  AIR FREIGHT & COURIERS 1.1%
  Expeditors International
    Washington, Inc.+                               105,600           4,707,648
  CH Robinson Worldwide, Inc.+                       84,930           3,786,179
                                                                ---------------
  TOTAL AIR FREIGHT & COURIERS                                        8,493,827
                                                                ---------------
  COMMERCIAL SERVICES & SUPPLIES 0.9%
  Cintas Corp.                                      100,070           4,085,858
  Monster Worldwide, Inc.*                           68,630           2,483,720
                                                                ---------------
  TOTAL COMMERCIAL SERVICES & SUPPLIES                                6,569,578
                                                                ---------------
  TRADING COMPANIES & DISTRIBUTORS 0.4%
  Fastenal Co.+                                      75,236           2,901,853
                                                                ---------------
  TOTAL TRADING COMPANIES & DISTRIBUTORS                              2,901,853
                                                                ---------------

                                                                         MARKET
                                                                          VALUE
                                                     SHARES            (NOTE 1)
--------------------------------------------------------------------------------

  ELECTRICAL EQUIPMENT 0.3%
  American Power Conversion
     Corp.+                                         102,367     $     2,247,979
                                                                ---------------
  TOTAL ELECTRICAL EQUIPMENT                                          2,247,979
                                                                ---------------
TOTAL INDUSTRIALS                                                    30,667,517
                                                                ---------------
CONSUMER STAPLES 1.4%
  FOOD & DRUG RETAILING 1.4%
  Costco Wholesale Corp.+                           129,842           6,450,550
  Whole Foods Market, Inc.+                          65,560           3,896,231
                                                                ---------------
  TOTAL FOOD & DRUG RETAILING                                        10,346,781
                                                                ---------------
TOTAL CONSUMER STAPLES                                               10,346,781
                                                                ---------------
TELECOMMUNICATION SERVICES 0.9%
  WIRELESS TELECOMMUNICATION SERVICES 0.9%
  NII Holdings, Inc. -- Class B*+                    73,500           4,568,760
  Millicom International Cellular
    SA*+                                             51,960           2,126,203
                                                                ---------------
  TOTAL WIRELESS TELECOMMUNICATION SERVICES                           6,694,963
                                                                ---------------
TOTAL TELECOMMUNICATION SERVICES                                      6,694,963
                                                                ---------------
MATERIALS 0.3%
  CHEMICALS 0.3%
  Sigma-Aldrich Corp.+                               28,110           2,127,084
                                                                ---------------
  TOTAL CHEMICALS                                                     2,127,084
                                                                ---------------
TOTAL MATERIALS                                                       2,127,084
                                                                ---------------
ENERGY 0.2%
  ENERGY EQUIPMENT & SERVICES 0.2%
  Patterson-UTI Energy, Inc.+                        82,410           1,958,062
                                                                ---------------
  TOTAL ENERGY EQUIPMENT & SERVICES                                   1,958,062
                                                                ---------------
TOTAL ENERGY                                                          1,958,062
                                                                ---------------
TOTAL COMMON STOCKS
  (Cost $439,963,057)                                               712,255,211
                                                                ---------------

                                                       FACE
                                                     AMOUNT
                                             --------------
REPURCHASE AGREEMENTS 5.4%
Repurchase Agreement (Note 6)
  5.00% due 10/02/06                         $      908,300             908,300
  4.95% due 10/02/06                             13,761,105          13,761,105
  4.94% due 10/02/06++                              654,864             654,864
  4.89% due 10/02/06                              8,944,718           8,944,718
  4.80% due 10/02/06                             16,513,326          16,513,326
                                                                ---------------
TOTAL REPURCHASE AGREEMENTS
  (Cost $40,782,313)                                                 40,782,313
                                                                ---------------

SECURITIES LENDING COLLATERAL 34.1%
Investment in Securities Lending Short Term
  Investment Portfolio Held by
  U.S. Bancorp (Note 9)                         256,156,878         256,156,878
                                                                ---------------
TOTAL SECURITIES LENDING COLLATERAL
  (Cost $256,156,878)                                               256,156,878
                                                                ---------------

                                              See Notes to Financial Statements.


36 | THE RYDEX SERIES FUNDS SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS  (UNAUDITED) (CONCLUDED)              September 30, 2006
--------------------------------------------------------------------------------
  OTC FUND
--------------------------------------------------------------------------------

                                                                         MARKET
                                                                          VALUE
                                                                       (NOTE 1)
--------------------------------------------------------------------------------

TOTAL INVESTMENTS 134.2%
  (Cost $736,902,248)                                           $ 1,009,194,402
                                                                ===============
LIABILITIES IN EXCESS OF
  OTHER ASSETS - (34.2)%                                        $  (257,090,444)
                                                                ===============
NET ASSETS - 100.0%                                             $   752,103,958
================================================================================

                                                                     UNREALIZED
                                                                    GAIN (LOSS)
                                                  CONTRACTS            (NOTE 1)
--------------------------------------------------------------------------------
FUTURES CONTRACTS PURCHASED
  December 2006 Nasdaq 100 Index
  Mini Futures Contracts
  (Aggregate Market Value
  of Contracts $33,561,975)                           1,005     $       893,008
                                                                ===============

                                                      UNITS
                                             --------------
EQUITY INDEX SWAP AGREEMENTS
December 2006 Nasdaq 100 Index
  Swap, Maturing 12/12/06**
  (Notional Market Value
  $ 2,885,139)                                        1,744     $        29,524
December 2006 Nasdaq 100 Index
  Swap, Maturing 12/27/06**
  (Notional Market Value
  $4,522,462)                                         2,734             (21,473)
                                                                ---------------
(TOTAL NOTIONAL MARKET
  VALUE $7,407,601)                                             $         8,051
                                                                ===============

 *    NON-INCOME PRODUCING SECURITY.

**    PRICE RETURN BASED ON NASDAQ 100 INDEX +/- FINANCING AT A VARIABLE RATE.

 +    ALL OR A PORTION OF THIS SECURITY IS ON LOAN AT SEPTEMBER 30, 2006 -- SEE
      NOTE 9.

++ ALL OR A PORTION OF THIS SECURITY IS HELD AS EQUITY INDEX SWAP COLLATERAL AT SEPTEMBER 30, 2006.

      ADR -- AMERICAN DEPOSITORY RECEIPT.

See Notes to Financial Statements.


                                  THE RYDEX SERIES FUNDS SEMI-ANNUAL REPORT | 37

SCHEDULE OF INVESTMENTS  (UNAUDITED)                          September 30, 2006
--------------------------------------------------------------------------------
  INVERSE OTC MASTER PORTFOLIO
--------------------------------------------------------------------------------

                                                                         MARKET
                                                       FACE               VALUE
                                                     AMOUNT            (NOTE 1)
--------------------------------------------------------------------------------

REPURCHASE AGREEMENTS 99.0%
Repurchase Agreement (Note 6)
  5.00% due 10/02/06+                        $   19,022,656     $    19,022,656
  4.95% due 10/02/06                             58,204,235          58,204,235
  4.94% due 10/02/06+                             9,800,585           9,800,585
  4.89% due 10/02/06                             37,832,752          37,832,752
  4.80% due 10/02/06                             69,845,081          69,845,081
                                                                ---------------
TOTAL REPURCHASE AGREEMENTS
  (Cost $194,705,309)                                               194,705,309
                                                                ---------------
TOTAL INVESTMENTS 99.0%
  (Cost $194,705,309)                                           $   194,705,309
                                                                ===============
OTHER ASSETS IN EXCESS OF
  LIABILITIES - 1.0%                                            $     1,931,340
                                                                ===============
NET ASSETS - 100.0%                                             $   196,636,649
================================================================================

                                                                     UNREALIZED
                                                                    GAIN (LOSS)
                                                  CONTRACTS            (NOTE 1)
--------------------------------------------------------------------------------
FUTURES CONTRACTS SOLD SHORT
December 2006 Nasdaq 100 Index
  Mini Futures Contracts
  (Aggregate Market Value
  of Contracts $10,853,375)                             325     $      (512,945)
                                                                ===============

                                                      UNITS
                                             --------------
EQUITY INDEX SWAP AGREEMENTS
SOLD SHORT
December 2006 Nasdaq 100 Index
  Swap, Maturing 12/12/06*
  (Notional Market Value
  $127,726,128)                                      77,216     $    (1,997,643)
December 2006 Nasdaq 100 Index
  Swap, Maturing 12/27/06*
  (Notional Market Value
  $58,120,558)                                       35,137             247,866
                                                                ---------------
(TOTAL NOTIONAL MARKET
  VALUE $185,846,686)                                           $    (1,749,777)
                                                                ===============

*     PRICE RETURN BASED ON NASDAQ 100 INDEX +/- FINANCING AT A VARIABLE RATE.

+ ALL OR A PORTION OF THIS SECURITY IS HELD AS EQUITY INDEX SWAP COLLATERAL AT SEPTEMBER 30, 2006.

                                              See Notes to Financial Statements.


38 | THE RYDEX SERIES FUNDS SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS  (UNAUDITED)                          September 30, 2006
--------------------------------------------------------------------------------
  MID-CAP ADVANTAGE FUND
--------------------------------------------------------------------------------

                                                                         MARKET
                                                                          VALUE
                                                     SHARES            (NOTE 1)
--------------------------------------------------------------------------------

COMMON STOCKS 90.8%

FINANCIALS 16.8%
  INSURANCE 4.9%
  W.R. Berkley Corp.                                 12,928     $       457,522
  Old Republic International Corp.                   19,085             422,733
  HCC Insurance Holdings, Inc.                       11,070             363,982
  Protective Life Corp.                               7,470             341,752
  AmerUs Group Co.+                                   4,900             333,249
  Brown & Brown, Inc.                                 8,900             271,984
  Fidelity National Financial, Inc.                   1,670              69,556
  Everest Re Group Ltd.                                 310              30,234
  Ohio Casualty Corp.+                                  860              22,248
                                                                ---------------
  TOTAL INSURANCE                                                     2,313,260
                                                                ---------------
  REAL ESTATE 4.2%
  Macerich Co.                                        5,790             442,125
  AMB Property Corp.                                  7,400             407,814
  Rayonier, Inc.                                      8,540             322,812
  Highwoods Properties, Inc.                          7,910             294,331
  Longview Fibre Co.                                 12,820             260,502
  Hospitality Properties Trust+                       2,510             118,472
  Developers Diversified Realty
    Corp.+                                            1,493              83,250
  Potlatch Corp.                                      1,370              50,827
                                                                ---------------
  TOTAL REAL ESTATE                                                   1,980,133
                                                                ---------------
  BANKS 3.1%
  Colonial BancGroup, Inc.                           14,708             360,346
  Cullen/Frost Bankers, Inc.                          5,580             322,636
  Texas Regional Bancshares, Inc.
    -- Class A                                        7,360             282,992
  Greater Bay Bancorp                                 9,630             271,662
  Wilmington Trust Corp.                              5,050             224,977
                                                                ---------------
  TOTAL BANKS                                                         1,462,613
                                                                ---------------
  THRIFTS & MORTGAGE FINANCE 2.1%
  Radian Group, Inc.+                                 6,860             411,600
  PMI Group, Inc.+                                    8,530             373,699
  IndyMac Bancorp, Inc.                               4,920             202,507
                                                                ---------------
  TOTAL THRIFTS & MORTGAGE FINANCE                                      987,806
                                                                ---------------
  CAPITAL MARKETS 1.8%
  SEI Investments Co.                                 4,600             258,474
  Investors Financial Services Corp.                  4,970             214,108
  Raymond James Financial, Inc.                       7,250             211,990
  Waddell & Reed Financial, Inc. --
    Class A                                           3,130              77,467
  A.G. Edwards, Inc.+                                 1,058              56,370
  Eaton Vance Corp.                                   1,078              31,111
                                                                ---------------
  TOTAL CAPITAL MARKETS                                                 849,520
                                                                ---------------
  DIVERSIFIED FINANCIALS 0.4%
  Leucadia National Corp.                             6,580             172,199
                                                                ---------------
  TOTAL DIVERSIFIED FINANCIALS                                          172,199
                                                                ---------------

                                                                         MARKET
                                                                          VALUE
                                                     SHARES            (NOTE 1)
--------------------------------------------------------------------------------

  CONSUMER FINANCE 0.3%
  AmeriCredit Corp.*+                                 5,220     $       130,448
                                                                ---------------
  TOTAL CONSUMER FINANCE                                                130,448
                                                                ---------------
TOTAL FINANCIALS                                                      7,895,979
                                                                ---------------
INDUSTRIALS 14.2%
  COMMERCIAL SERVICES & SUPPLIES 3.7%
  Manpower, Inc.+                                     7,130             436,855
  Adesa, Inc.+                                       13,490             311,754
  Avis Budget Group, Inc.                            15,190             277,825
  Navigant Consulting, Inc.*                         12,970             260,178
  Korn/Ferry International, Inc.*                    12,220             255,887
  Deluxe Corp.                                        8,230             140,733
  Stericycle, Inc.*                                     290              20,239
  Dun & Bradstreet Corp.*                               260              19,498
                                                                ---------------
  TOTAL COMMERCIAL SERVICES & SUPPLIES                                1,722,969
                                                                ---------------
  MACHINERY 3.6%
  Kennametal, Inc.                                    5,570             315,540
  Crane Co.                                           7,370             308,066
  Timken Co.+                                        10,070             299,885
  Nordson Corp.                                       6,740             268,656
  Graco, Inc.+                                        5,650             220,689
  Lincoln Electric Holdings, Inc.                     2,860             155,727
  Joy Global, Inc.                                    1,890              71,083
  AGCO Corp.*+                                        2,788              70,676
                                                                ---------------
  TOTAL MACHINERY                                                     1,710,322
                                                                ---------------
  AIR FREIGHT & COURIERS 1.4%
  CH Robinson Worldwide, Inc.+                        8,210             366,002
  Expeditors International
    Washington, Inc.+                                 7,140             318,301
                                                                ---------------
  TOTAL AIR FREIGHT & COURIERS                                          684,303
                                                                ---------------
  AEROSPACE & DEFENSE 1.1%
  DRS Technologies, Inc.+                             6,311             275,601
  Precision Castparts Corp.                           3,910             246,956
                                                                ---------------
  TOTAL AEROSPACE & DEFENSE                                             522,557
                                                                ---------------
  ELECTRICAL EQUIPMENT 1.1%
  Thomas & Betts Corp.*                               5,660             270,039
  Hubbell, Inc. -- Class B                            3,714             177,901
  Roper Industries, Inc.                              1,210              54,135
  AMETEK, Inc.                                          160               6,968
                                                                ---------------
  TOTAL ELECTRICAL EQUIPMENT                                            509,043
                                                                ---------------
  TRADING COMPANIES & DISTRIBUTORS 0.9%
  United Rentals, Inc.*                              12,280             285,510
  MSC Industrial Direct Co. --
    Class A                                           2,450              99,813
  GATX Corp.                                            840              34,751
                                                                ---------------
  TOTAL TRADING COMPANIES & DISTRIBUTORS                                420,074
                                                                ---------------
  CONSTRUCTION & ENGINEERING 0.7%
  Granite Construction, Inc.+                         4,750             253,412
  Quanta Services, Inc.*+                             5,930              99,980
                                                                ---------------
  TOTAL CONSTRUCTION & ENGINEERING                                      353,392
                                                                ---------------

See Notes to Financial Statements.


                                  THE RYDEX SERIES FUNDS SEMI-ANNUAL REPORT | 39

SCHEDULE OF INVESTMENTS  (UNAUDITED) (CONTINUED)              September 30, 2006
--------------------------------------------------------------------------------
  MID-CAP ADVANTAGE FUND
--------------------------------------------------------------------------------

                                                                         MARKET
                                                                          VALUE
                                                     SHARES            (NOTE 1)
--------------------------------------------------------------------------------

  ROAD & RAIL 0.7%
  Con-way, Inc.                                       5,690     $       255,026
  J.B. Hunt Transport Services, Inc.+                 4,630              96,165
  Swift Transportation Co., Inc.*+                       40                 949
                                                                ---------------
  TOTAL ROAD & RAIL                                                     352,140
                                                                ---------------
  INDUSTRIAL CONGLOMERATES 0.5%
  Carlisle Cos., Inc.                                 2,580             216,978
                                                                ---------------
  TOTAL INDUSTRIAL CONGLOMERATES                                        216,978
                                                                ---------------
  AIRLINES 0.3%
  AirTran Holdings, Inc.*                            14,710             145,923
                                                                ---------------
  TOTAL AIRLINES                                                        145,923
                                                                ---------------
  MARINE 0.2%
  Alexander & Baldwin, Inc.+                          1,760              78,091
                                                                ---------------
  TOTAL MARINE                                                           78,091
                                                                ---------------
TOTAL INDUSTRIALS                                                     6,715,792
                                                                ---------------
INFORMATION TECHNOLOGY 13.7%
  SEMICONDUCTOR & SEMICONDUCTOR EQUIPMENT 3.3%
  Lam Research Corp.*+                               10,760             487,751
  Intersil Corp. -- Class A+                         14,300             351,065
  Cree, Inc.*+                                       14,758             296,783
  MEMC Electronic Materials, Inc.*+                   6,440             235,897
  Microchip Technology, Inc.                          2,280              73,918
  Atmel Corp.*                                       10,902              65,848
  RF Micro Devices, Inc.*                             5,080              38,507
  Semtech Corp.*                                        240               3,062
                                                                ---------------
  TOTAL SEMICONDUCTOR &
    SEMICONDUCTOR EQUIPMENT                                           1,552,831
                                                                ---------------
  IT CONSULTING & SERVICES 3.2%
  CheckFree Corp.*+                                   9,690             400,391
  MoneyGram International, Inc.                      10,200             296,412
  CSG Systems International, Inc.*                    9,930             262,450
  Acxiom Corp.                                       10,390             256,217
  Cognizant Technology Solutions
    Corp. -- Class A*                                 2,519             186,557
  BISYS Group, Inc.*                                  6,840              74,282
  Alliance Data Systems Corp.*+                         600              33,114
                                                                ---------------
  TOTAL IT CONSULTING & SERVICES                                      1,509,423
                                                                ---------------
  ELECTRONIC EQUIPMENT & INSTRUMENTS 2.2%
  Tech Data Corp.*                                    8,380             306,121
  Vishay Intertechnology, Inc.*                      18,690             262,407
  Ingram Micro, Inc. -- Class A*+                    13,660             261,726
  Plexus Corp.*                                      10,370             199,104
  CDW Corp.+                                            310              19,121
                                                                ---------------
  TOTAL ELECTRONIC EQUIPMENT & INSTRUMENTS                            1,048,479
                                                                ---------------
  SOFTWARE 2.2%
  Fair Isaac Corp.+                                   8,680             317,427
  Transaction Systems Architects,
    Inc. -- Class A*                                  7,280             249,850
  Advent Software, Inc.*                              5,070             183,585
  Mentor Graphics Corp.*                             10,110             142,349
  Synopsys, Inc.*+                                    5,540             109,249

                                                                         MARKET
                                                                          VALUE
                                                     SHARES            (NOTE 1)
--------------------------------------------------------------------------------

  Sybase, Inc.*                                       1,080     $        26,179
                                                                ---------------
  TOTAL SOFTWARE                                                      1,028,639
                                                                ---------------
  COMMUNICATIONS EQUIPMENT 1.7%
  F5 Networks, Inc.*                                  5,930             318,560
  Polycom, Inc.*+                                    12,530             307,361
  Harris Corp.                                        3,435             152,823
  CommScope, Inc.*                                    1,600              52,576
                                                                ---------------
  TOTAL COMMUNICATIONS EQUIPMENT                                        831,320
                                                                ---------------
  COMPUTERS & PERIPHERALS 0.9%
  Palm, Inc.*+                                       17,890             260,478
  Western Digital Corp.*                              7,420             134,302
  Imation Corp.                                         340              13,651
                                                                ---------------
  TOTAL COMPUTERS & PERIPHERALS                                         408,431
                                                                ---------------
  OFFICE ELECTRONICS 0.2%
  Zebra Technologies Corp. --
    Class A*+                                         2,820             100,787
                                                                ---------------
  TOTAL OFFICE ELECTRONICS                                              100,787
                                                                ---------------
TOTAL INFORMATION TECHNOLOGY                                          6,479,910
                                                                ---------------
CONSUMER DISCRETIONARY 13.7%
  SPECIALTY RETAIL 5.9%
  American Eagle Outfitters, Inc.+                   10,650             466,790
  Michaels Stores, Inc.                              10,290             448,027
  Ross Stores, Inc.                                  14,340             364,379
  AnnTaylor Stores Corp.*+                            8,378             350,703
  Payless Shoesource, Inc.*                          11,680             290,832
  Claire's Stores, Inc.                               9,813             286,147
  Williams-Sonoma, Inc.+                              8,680             281,145
  Rent-A-Center, Inc.*                                9,110             266,832
  Chico's FAS, Inc.*+                                 1,200              25,836
  Abercrombie & Fitch Co. --
    Class A+                                            190              13,201
                                                                ---------------
  TOTAL SPECIALTY RETAIL                                              2,793,892
                                                                ---------------
  HOTELS, RESTAURANTS & LEISURE 1.6%
  Bob Evans Farms, Inc.                               8,960             271,309
  Ruby Tuesday, Inc.+                                 9,540             268,933
  Scientific Games Corp. --
    Class A*+                                         7,040             223,872
                                                                ---------------
  TOTAL HOTELS, RESTAURANTS & LEISURE                                   764,114
                                                                ---------------
  HOUSEHOLD DURABLES 1.5%
  Mohawk Industries, Inc.*+                           5,150             383,417
  Furniture Brands International, Inc.+              13,061             248,681
  Tupperware Brands Corp.+                            2,460              47,872
  American Greetings Corp. --
    Class A+                                            290               6,705
                                                                ---------------
  TOTAL HOUSEHOLD DURABLES                                              686,675
                                                                ---------------
  MEDIA 1.3%
  Lee Enterprises, Inc.+                             10,320             260,477
  Harte-Hanks, Inc.                                   9,060             238,731
  Catalina Marketing Corp.                            2,470              67,925
  Valassis Communications, Inc.*+                     3,180              56,127
                                                                ---------------
  TOTAL MEDIA                                                           623,260
                                                                ---------------

                                              See Notes to Financial Statements.


40 | THE RYDEX SERIES FUNDS SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS  (UNAUDITED) (CONTINUED)              September 30, 2006
--------------------------------------------------------------------------------
  MID-CAP ADVANTAGE FUND
--------------------------------------------------------------------------------

                                                                         MARKET
                                                                          VALUE
                                                     SHARES            (NOTE 1)
--------------------------------------------------------------------------------

  COMMERCIAL SERVICES & SUPPLIES 1.1%
  Career Education Corp.*                            11,045     $       248,512
  ITT Educational Services, Inc.*                     2,723             180,535
  Sotheby's Holdings, Inc. --
    Class A+                                          3,240             104,458
                                                                ---------------
  TOTAL COMMERCIAL SERVICES & SUPPLIES                                  533,505
                                                                ---------------
  AUTO COMPONENTS 0.8%
  BorgWarner, Inc.+                                   5,965             341,019
  ArvinMeritor, Inc.+                                 1,704              24,265
                                                                ---------------
  TOTAL AUTO COMPONENTS                                                 365,284
                                                                ---------------
  TEXTILES & APPAREL 0.6%
  Timberland Co. -- Class A*+                         7,210             207,432
  Hanesbrands, Inc.*                                  3,500              78,785
                                                                ---------------
  TOTAL TEXTILES & APPAREL                                              286,217
                                                                ---------------
  MULTILINE RETAIL 0.5%
  Dollar Tree Stores, Inc.*+                          7,690             238,082
                                                                ---------------
  TOTAL MULTILINE RETAIL                                                238,082
                                                                ---------------
  INTERNET & CATALOG RETAIL 0.2%
  Coldwater Creek, Inc.*                              2,400              69,024
                                                                ---------------
  TOTAL INTERNET & CATALOG RETAIL                                        69,024
                                                                ---------------
  AUTOMOBILES 0.1%
  Thor Industries, Inc.+                              1,370              56,403
                                                                ---------------
  TOTAL AUTOMOBILES                                                      56,403
                                                                ---------------
  LEISURE EQUIPMENT & PRODUCTS 0.1%
  Callaway Golf Co.+                                  2,600              34,086
                                                                ---------------
  TOTAL LEISURE EQUIPMENT & PRODUCTS                                     34,086
                                                                ---------------
TOTAL CONSUMER DISCRETIONARY                                          6,450,542
                                                                ---------------
HEALTH CARE 10.0%
  HEALTH CARE PROVIDERS & SERVICES 4.1%
  Health Net, Inc.*                                   9,730             423,450
  VCA Antech, Inc.*+                                  9,410             339,325
  Covance, Inc.*                                      4,262             282,912
  Pharmaceutical Product
    Development, Inc.                                 6,850             244,476
  Lincare Holdings, Inc.*                             5,310             183,938
  Omnicare, Inc.+                                     4,120             177,531
  Community Health Systems, Inc.*                     3,746             139,913
  Apria Healthcare Group, Inc.*                       6,410             126,533
                                                                ---------------
  TOTAL HEALTH CARE PROVIDERS & SERVICES                              1,918,078
                                                                ---------------
  HEALTH CARE EQUIPMENT & SUPPLIES 3.7%
  Intuitive Surgical, Inc.*                           3,640             383,838
  Beckman Coulter, Inc.+                              6,030             347,087
  Cytyc Corp.*+                                      13,344             326,661
  Edwards Lifesciences Corp.*                         6,980             325,198
  Varian, Inc.*                                       3,570             163,756
  ResMed, Inc.*                                       3,010             121,152
  Varian Medical Systems, Inc.*+                      1,190              63,534
  Advanced Medical Optics, Inc.*+                       380              15,029
                                                                ---------------
  TOTAL HEALTH CARE EQUIPMENT & SUPPLIES                              1,746,255
                                                                ---------------

                                                                         MARKET
                                                                          VALUE
                                                     SHARES            (NOTE 1)
--------------------------------------------------------------------------------

  BIOTECHNOLOGY 1.3%
  Cephalon, Inc.*+                                    4,305     $       265,834
  Millennium Pharmaceuticals, Inc.*+                 22,440             223,278
  Vertex Pharmaceuticals, Inc.*+                      1,420              47,783
  Techne Corp.*                                         570              28,990
  Invitrogen Corp.*+                                    380              24,096
  Martek Biosciences Corp.*+                            710              15,272
  Charles River Laboratories
    International, Inc.*+                                90               3,907
                                                                ---------------
  TOTAL BIOTECHNOLOGY                                                   609,160
                                                                ---------------
  PHARMACEUTICALS 0.9%
  Sepracor, Inc.*+                                    4,180             202,479
  Perrigo Co.                                        10,060             170,718
  Par Pharmaceutical Cos., Inc.*                      3,510              64,023
                                                                ---------------
  TOTAL PHARMACEUTICALS                                                 437,220
                                                                ---------------
TOTAL HEALTH CARE                                                     4,710,713
                                                                ---------------
ENERGY 7.9%
  OIL & GAS 4.5%
  Peabody Energy Corp.                               14,578             536,179
  Noble Energy, Inc.+                                11,450             522,005
  Plains Exploration & Production
    Co.*                                              8,000             343,280
  Pogo Producing Co.+                                 6,900             282,555
  Overseas Shipholding Group, Inc.                    4,370             269,935
  Denbury Resources, Inc.*+                           2,830              81,787
  Arch Coal, Inc.+                                    1,110              32,090
  Southwestern Energy Co.*+                           1,050              31,363
  Newfield Exploration Co.*                             270              10,406
  Pioneer Natural Resources Co.+                         80               3,130
                                                                ---------------
  TOTAL OIL & GAS                                                     2,112,730
                                                                ---------------
  ENERGY EQUIPMENT & SERVICES 3.4%
  Grant Prideco, Inc.*                               10,300             391,709
  Pride International, Inc.*+                        13,540             371,267
  Tidewater, Inc.+                                    6,820             301,376
  FMC Technologies, Inc.*                             4,470             240,039
  Patterson-UTI Energy, Inc.+                         4,720             112,147
  ENSCO International, Inc.+                          2,378             104,228
  Helmerich & Payne, Inc.+                            3,720              85,671
  Cameron International Corp.*+                         419              20,242
                                                                ---------------
  TOTAL ENERGY EQUIPMENT & SERVICES                                   1,626,679
                                                                ---------------
TOTAL ENERGY                                                          3,739,409
                                                                ---------------
UTILITIES 7.6%
  MULTI-UTILITIES 3.2%
  Wisconsin Energy Corp.                              9,560             412,418
  MDU Resources Group, Inc.+                         16,006             357,574
  OGE Energy Corp.+                                   9,410             339,795
  Aquila, Inc.*                                      47,140             204,116
  Vectren Corp.+                                      6,770             181,775
  NSTAR+                                                780              26,021
                                                                ---------------
  TOTAL MULTI-UTILITIES                                               1,521,699
                                                                ---------------

See Notes to Financial Statements.


                                  THE RYDEX SERIES FUNDS SEMI-ANNUAL REPORT | 41

SCHEDULE OF INVESTMENTS  (UNAUDITED) (CONTINUED)              September 30, 2006
--------------------------------------------------------------------------------
  MID-CAP ADVANTAGE FUND
--------------------------------------------------------------------------------

                                                                         MARKET
                                                                          VALUE
                                                     SHARES            (NOTE 1)
--------------------------------------------------------------------------------

  ELECTRIC UTILITIES 2.1%
  Pepco Holdings, Inc.                               16,040     $       387,687
  Westar Energy, Inc.+                               12,290             288,938
  Hawaiian Electric Industries, Inc.                  7,640             206,739
  Sierra Pacific Resources*+                          5,030              72,130
  Black Hills Corp.+                                  1,320              44,365
                                                                ---------------
  TOTAL ELECTRIC UTILITIES                                              999,859
                                                                ---------------
  GAS UTILITIES 2.0%
  Oneok, Inc.                                         9,980             377,144
  AGL Resources, Inc.+                                9,083             331,529
  National Fuel Gas Co.+                              3,680             133,768
  Questar Corp.                                       1,050              85,859
                                                                ---------------
  TOTAL GAS UTILITIES                                                   928,300
                                                                ---------------
  WATER UTILITIES 0.3%
  Aqua America, Inc.+                                 5,180             113,649
                                                                ---------------
  TOTAL WATER UTILITIES                                                 113,649
                                                                ---------------
TOTAL UTILITIES                                                       3,563,507
                                                                ---------------
MATERIALS 4.5%
  CHEMICALS 2.8%
  Airgas, Inc.                                        8,660             313,232
  Albemarle Corp.                                     5,460             296,642
  Valspar Corp.                                      11,090             294,994
  FMC Corp.+                                          3,820             244,747
  Cytec Industries, Inc.*                             2,861             159,043
                                                                ---------------
  TOTAL CHEMICALS                                                     1,308,658
                                                                ---------------
  METALS & MINING 0.7%
  Steel Dynamics, Inc.                                4,400             221,980
  Commercial Metals Co.                               4,520              91,891
                                                                ---------------
  TOTAL METALS & MINING                                                 313,871
                                                                ---------------
  CONSTRUCTION MATERIALS 0.5%
  Martin Marietta Materials, Inc.+                    2,180             184,472
  Florida Rock Industries, Inc.                       1,100              42,581
                                                                ---------------
  TOTAL CONSTRUCTION MATERIALS                                          227,053
                                                                ---------------
  CONTAINERS & PACKAGING 0.4%
  Sonoco Products Co.                                 5,640             189,730
                                                                ---------------
  TOTAL CONTAINERS & PACKAGING                                          189,730
                                                                ---------------
  PAPER & FOREST PRODUCTS 0.1%
  Glatfelter+                                         5,304              71,869
                                                                ---------------
  TOTAL PAPER & FOREST PRODUCTS                                          71,869
                                                                ---------------
TOTAL MATERIALS                                                       2,111,181
                                                                ---------------
CONSUMER STAPLES 1.9%
  FOOD PRODUCTS 0.8%
  Hormel Foods Corp.                                  8,770             315,544
  Smithfield Foods, Inc.*                             3,050              82,411
                                                                ---------------
  TOTAL FOOD PRODUCTS                                                   397,955
                                                                ---------------
  HOUSEHOLD PRODUCTS 0.6%
  Energizer Holdings, Inc.*+                          3,676             264,635
  Church & Dwight Co., Inc.+                            160               6,258
                                                                ---------------
  TOTAL HOUSEHOLD PRODUCTS                                              270,893
                                                                ---------------

                                                                         MARKET
                                                                          VALUE
                                                     SHARES            (NOTE 1)
--------------------------------------------------------------------------------

  FOOD & DRUG RETAILING 0.3%
  BJ's Wholesale Club, Inc.*+                         4,027     $       117,508
                                                                ---------------
  TOTAL FOOD & DRUG RETAILING                                           117,508
                                                                ---------------
  BEVERAGES 0.1%
  PepsiAmericas, Inc.                                 2,390              51,002
                                                                ---------------
  TOTAL BEVERAGES                                                        51,002
                                                                ---------------
  TOBACCO 0.1%
  Universal Corp.+                                    1,020              37,261
                                                                ---------------
  TOTAL TOBACCO                                                          37,261
                                                                ---------------
TOTAL CONSUMER STAPLES                                                  874,619
                                                                ---------------
TELECOMMUNICATION SERVICES 0.5%
  WIRELESS TELECOMMUNICATION SERVICES 0.4%
  Telephone & Data Systems, Inc.                      4,110             173,031
                                                                ---------------
  TOTAL WIRELESS TELECOMMUNICATION SERVICES                             173,031
                                                                ---------------
  DIVERSIFIED TELECOMMUNICATION SERVICES 0.1%
  Cincinnati Bell, Inc.*                              9,890              47,670
                                                                ---------------
  TOTAL DIVERSIFIED TELECOMMUNICATION
    SERVICES                                                             47,670
                                                                ---------------
TOTAL TELECOMMUNICATION SERVICES                                        220,701
                                                                ---------------
TOTAL COMMON STOCKS
  (Cost $40,689,536)                                                 42,762,353
                                                                ---------------

                                                       FACE
                                                     AMOUNT
                                             --------------
REPURCHASE AGREEMENTS 22.8%
Repurchase Agreement (Note 6)
  5.00% due 10/02/06                         $      217,376             217,376
  4.95% due 10/02/06                              3,293,338           3,293,338
  4.94% due 10/02/06++                            1,150,788           1,150,788
  4.89% due 10/02/06                              2,140,670           2,140,670
  4.80% due 10/02/06                              3,952,006           3,952,006
                                                                ---------------
TOTAL REPURCHASE AGREEMENTS
  (Cost $10,754,178)                                                 10,754,178
                                                                ---------------
SECURITIES LENDING COLLATERAL 18.4%
Investment in Securities Lending Short Term
  Investment Portfolio Held by
  U.S. Bancorp (Note 9)                           8,682,175           8,682,175
                                                                ---------------
TOTAL SECURITIES LENDING COLLATERAL
  (Cost $8,682,175)                                                   8,682,175
                                                                ---------------
TOTAL INVESTMENTS 132.0%
  (Cost $60,125,889)                                            $    62,198,706
                                                                ===============
LIABILITIES IN EXCESS OF
  OTHER ASSETS - (32.0)%                                        $   (15,066,450)
                                                                ===============
NET ASSETS - 100.0%                                             $    47,132,256
================================================================================

                                              See Notes to Financial Statements.


42 | THE RYDEX SERIES FUNDS SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS  (UNAUDITED) (CONCLUDED)              September 30, 2006
--------------------------------------------------------------------------------
  MID-CAP ADVANTAGE FUND
--------------------------------------------------------------------------------

                                                                     UNREALIZED
                                                                           GAIN
                                                  CONTRACTS            (NOTE 1)
--------------------------------------------------------------------------------

FUTURES CONTRACTS PURCHASED
December 2006 S&P MidCap 400 Index
  Mini Futures Contracts
  (Aggregate Market Value
  of Contracts $8,669,700)                              114     $        92,385
                                                                ===============

                                                      UNITS
                                             --------------
EQUITY INDEX SWAP AGREEMENT
November 2006 S&P MidCap 400 Index
  Swap, Maturing 11/21/06**
  (Notional Market Value
  $ 19,289,557)                                      25,574     $       227,458
                                                                ===============

 *    NON-INCOME PRODUCING SECURITY.

**    PRICE RETURN BASED ON S&P MIDCAP 400 INDEX +/- FINANCING AT A VARIABLE
      RATE.

 +    ALL OR A PORTION OF THIS SECURITY IS ON LOAN AT SEPTEMBER 30, 2006 -- SEE
      NOTE 9.

++ ALL OR A PORTION OF THIS SECURITY IS HELD AS EQUITY INDEX SWAP COLLATERAL AT SEPTEMBER 30, 2006.

See Notes to Financial Statements.


                                  THE RYDEX SERIES FUNDS SEMI-ANNUAL REPORT | 43

SCHEDULE OF INVESTMENTS  (UNAUDITED)                          September 30, 2006
--------------------------------------------------------------------------------
  INVERSE MID-CAP FUND
--------------------------------------------------------------------------------

                                                                         MARKET
                                                       FACE               VALUE
                                                     AMOUNT            (NOTE 1)
--------------------------------------------------------------------------------

REPURCHASE AGREEMENTS 97.1%
Repurchase Agreement (Note 6)
  5.00% due 10/02/06                         $    1,083,743     $     1,083,743
  4.95% due 10/02/06                             16,419,145          16,419,145
  4.94% due 10/02/06+                             3,152,603           3,152,603
  4.89% due 10/02/06                             10,672,444          10,672,444
  4.80% due 10/02/06                             19,702,973          19,702,973
                                                                ---------------
TOTAL REPURCHASE AGREEMENTS
  (Cost $51,030,908)                                                 51,030,908
                                                                ---------------
TOTAL INVESTMENTS 97.1%
  (Cost $51,030,908)                                            $    51,030,908
                                                                ===============
OTHER ASSETS IN EXCESS
  OF LIABILITIES - 2.9%                                         $     1,541,192
                                                                ===============
NET ASSETS - 100.0%                                             $    52,572,100
================================================================================

                                                                     UNREALIZED
                                                                           LOSS
                                                  CONTRACTS            (NOTE 1)
--------------------------------------------------------------------------------
FUTURES CONTRACTS SOLD SHORT
December 2006 S&P MidCap 400 Index
  Mini Futures Contracts
  (Aggregate Market Value
  of Contracts $16,350,750)                             215     $      (134,384)
                                                                ===============

                                                     UNITS
                                             --------------
EQUITY INDEX SWAP AGREEMENT
SOLD SHORT
November 2006 S&P MidCap 400 Index
  Swap, Maturing 11/21/06*
  (Notional Market Value
  $36,088,772)                                       47,847     $      (322,225)
                                                                ===============

*     PRICE RETURN BASED ON S&P MIDCAP 400 INDEX +/- FINANCING AT A VARIABLE
      RATE.

+ ALL OR A PORTION OF THIS SECURITY IS HELD AS EQUITY INDEX SWAP COLLATERAL AT SEPTEMBER 30, 2006.

                                              See Notes to Financial Statements.


44 | THE RYDEX SERIES FUNDS SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS  (UNAUDITED)                          September 30, 2006
--------------------------------------------------------------------------------
  RUSSELL 2000(R) ADVANTAGE FUND
--------------------------------------------------------------------------------

                                                                         MARKET
                                                                          VALUE
                                                     SHARES            (NOTE 1)
--------------------------------------------------------------------------------

COMMON STOCKS 70.1%

FINANCIALS 15.9%
  REAL ESTATE 5.6%
  Alexandria Real Estate Equities,
    Inc.+                                             2,110     $       197,918
  Realty Income Corp.+                                7,560             186,808
  Home Properties, Inc.+                              3,130             178,911
  Post Properties, Inc.+                              3,710             176,299
  Nationwide Health Properties,
    Inc.+                                             6,560             175,414
  KKR Financial Corp.+                                7,120             174,725
  Sunstone Hotel Investors, Inc.+                     5,402             160,547
  American Home Mortgage
    Investment Corp.                                  4,600             160,402
  LaSalle Hotel Properties+                           3,690             159,925
  Washington Real Estate
    Investment Trust+                                 3,840             152,832
  BioMed Realty Trust, Inc.+                          4,790             145,329
  Pennsylvania Real Estate
    Investment Trust                                  3,350             142,610
  Corporate Office Properties
    Trust SBI                                         3,130             140,099
  Potlatch Corp.+                                     3,650             135,415
  Strategic Hotel Capital, Inc.+                      6,602             131,248
  Trammell Crow Co.*+                                 3,542             129,318
  Mid-America Apartment
    Communities, Inc.+                                1,970             120,603
  Senior Housing Properties Trust                     5,642             120,400
  Entertainment Properties Trust                      2,410             118,861
  Newcastle Investment Corp.                          4,280             117,315
  Cousins Properties, Inc.                            3,300             112,893
  FelCor Lodging Trust, Inc.                          5,580             111,879
  Eastgroup Properties, Inc.+                         2,080             103,709
  Spirit Finance Corp.                                8,672             100,682
  Tanger Factory Outlet
    Centers, Inc.+                                    2,820             100,448
  DiamondRock Hospitality Co.                         6,040             100,324
  Sovran Self Storage, Inc.+                          1,790              99,435
  Highwoods Properties, Inc.                          2,660              98,979
  Longview Fibre Co.                                  4,830              98,146
  Glenborough Realty Trust, Inc.                      3,760              96,745
  Heritage Property Investment
    Trust                                             2,640              96,254
  Anthracite Capital, Inc.                            7,250              93,235
  Franklin Street Properties
    Corp., Inc.                                       4,650              92,349
  PS Business Parks, Inc.                             1,490              89,847
  Highland Hospitality Corp.+                         6,170              88,416
  Equity Lifestyle Properties, Inc.                   1,920              87,763
  Acadia Realty Trust                                 3,390              86,445
  Equity Inns, Inc.+                                  5,300              84,376
  Innkeepers USA Trust+                               4,750              77,378
  Impac Mortgage Holdings, Inc.+                      7,990              74,866

                                                                         MARKET
                                                                          VALUE
                                                     SHARES            (NOTE 1)
--------------------------------------------------------------------------------

  Deerfield Triarc Capital Corp.                      5,220     $        68,434
  First Potomac Realty Trust+                         1,950              58,929
  Capital Trust, Inc. -- Class A                      1,040              42,359
                                                                ---------------
  TOTAL REAL ESTATE                                                   5,088,870
                                                                ---------------
  BANKS 5.2%
  Cathay General Bancorp                              6,040             218,046
  Umpqua Holding Corp.                                7,202             205,977
  Westamerica Bancorporation                          4,030             203,555
  UCBH Holdings, Inc.+                               11,490             200,615
  International Bancshares Corp.                      6,500             192,920
  Greater Bay Bancorp+                                6,690             188,725
  Chittenden Corp.                                    6,472             185,682
  SVB Financial Group*+                               3,462             154,544
  Provident Bankshares Corp.                          4,162             154,202
  Sterling Financial Corp.                            4,692             152,162
  Wintrust Financial Corp.                            3,030             151,954
  Citizens Banking Corp.+                             5,740             150,732
  Pacific Capital Bancorp                             5,530             149,144
  Central Pacific Financial Corp.+                    4,032             147,491
  Boston Private Financial Holdings,
    Inc.+                                             5,112             142,523
  MB Financial Corp.                                  3,790             139,737
  First Republic Bank+                                3,090             131,510
  CVB Financial Corp.                                 8,860             130,862
  Sterling Bancshares, Inc.                           6,352             128,628
  Prosperity Bancshares, Inc.                         3,740             127,310
  Hanmi Financial Corp.                               6,480             127,008
  UMB Financial Corp.                                 3,242             118,560
  First Bancorp Puerto Rico                           9,700             107,282
  First Community Bancorp+                            1,890             105,746
  Signature Bank*                                     3,060              94,646
  PrivateBancorp, Inc.+                               2,070              94,640
  Capitol Bancorp Ltd.                                2,070              92,115
  Banner Corp.                                        1,980              81,259
  Texas Capital Bancshares, Inc.*                     4,180              78,250
  Western Alliance Bancorp, Inc.*+                    2,190              72,051
  Old National Bancorp+                               3,350              63,985
  Bank of the Ozarks, Inc.+                           1,770              59,950
  Preferred Bank                                        990              59,370
  Virginia Commerce Bancorp, Inc.*                    2,610              57,942
  Wilshire Bancorp, Inc.                              2,990              56,930
  Intervest Bancshares Corp.*+                        1,300              56,628
  Texas United Bancshares, Inc.                       1,670              55,093
  Placer Sierra Bancshares                            2,420              53,748
  Chemical Financial Corp.                            1,770              52,534
                                                                ---------------
  TOTAL BANKS                                                         4,744,056
                                                                ---------------
  INSURANCE 1.8%
  Selective Insurance Group, Inc.+                    2,910             153,095
  Delphi Financial Group, Inc. --
    Class A+                                          3,810             151,943
  ProAssurance Corp.*                                 2,822             139,068
  Ohio Casualty Corp.+                                5,302             137,163
  National Financial Partners Corp.+                  3,332             136,712

See Notes to Financial Statements.


                                  THE RYDEX SERIES FUNDS SEMI-ANNUAL REPORT | 45

SCHEDULE OF INVESTMENTS  (UNAUDITED) (CONTINUED)              September 30, 2006
--------------------------------------------------------------------------------
  RUSSELL 2000(R) ADVANTAGE FUND
--------------------------------------------------------------------------------

                                                                         MARKET
                                                                          VALUE
                                                     SHARES            (NOTE 1)
--------------------------------------------------------------------------------

  Zenith National Insurance Corp.                     3,400     $       135,626
  LandAmerica Financial Group,
    Inc.+                                             1,750             115,132
  Argonaut Group, Inc.*+                              3,472             107,736
  RLI Corp.+                                          2,100             106,659
  Safety Insurance Group, Inc.                        1,820              88,561
  Infinity Property & Casualty Corp.                  2,110              86,784
  Tower Group, Inc.                                   1,670              55,695
  Navigators Group, Inc.*                             1,150              55,212
  SeaBright Insurance Holdings,
    Inc.*                                             3,380              47,219
  Odyssey Re Holdings Corp.+                          1,360              45,941
  American Physicians Capital, Inc.*                    680              32,898
                                                                ---------------
  TOTAL INSURANCE                                                     1,595,444
                                                                ---------------
  THRIFTS & MORTGAGE FINANCE 1.6%
  First Niagara Financial Group, Inc.                10,020             146,091
  MAF Bancorp, Inc.                                   3,492             144,185
  Downey Financial Corp.+                             1,920             127,757
  FirstFed Financial Corp.*+                          1,890             107,201
  Corus Bankshares, Inc.+                             4,592             102,677
  PFF Bancorp, Inc.                                   2,740             101,490
  Fremont General Corp.+                              6,260              87,577
  Harbor Florida Bancshares, Inc.                     1,960              86,848
  Accredited Home Lenders
    Holding Co.*+                                     2,100              75,474
  W Holding Co., Inc.+                               12,200              72,102
  TierOne Corp.                                       2,080              70,574
  Triad Guaranty, Inc.*                               1,360              69,591
  Flagstar Bancorp, Inc.+                             4,692              68,269
  Franklin Bank Corp.*                                3,130              62,224
  Ocwen Financial Corp., Inc.*+                       4,090              60,941
  Fidelity Bankshares, Inc.                           1,090              42,521
  Commercial Capital Bancorp, Inc.                    1,980              31,561
                                                                ---------------
  TOTAL THRIFTS & MORTGAGE FINANCE                                    1,457,083
                                                                ---------------
  CAPITAL MARKETS 0.9%
  Waddell & Reed Financial, Inc. --
    Class A                                           7,390             182,903
  Knight Capital Group, Inc. --
    Class A*                                          9,520             173,264
  Piper Jaffray Cos., Inc.*                           2,000             121,240
  Calamos Asset Management, Inc.
    -- Class A                                        2,640              77,405
  LaBranche & Co., Inc.*+                             7,390              76,634
  optionsXpress Holdings, Inc.+                       2,230              62,172
  Apollo Investment Corp.                             2,600              53,326
  GFI Group, Inc.*                                      620              34,280
                                                                ---------------
  TOTAL CAPITAL MARKETS                                                 781,224
                                                                ---------------
  CONSUMER FINANCE 0.6%
  Cash America International, Inc.+                   2,670             104,343
  World Acceptance Corp.*                             2,110              92,798
  Advanta Corp.+                                      1,970              72,693
  CompuCredit Corp.*+                                 2,380              71,900
  First Cash Financial Services, Inc.*                2,570              52,916

                                                                         MARKET
                                                                          VALUE
                                                     SHARES            (NOTE 1)
--------------------------------------------------------------------------------

  Advance America Cash Advance
    Centers, Inc.+                                    3,204     $        46,202
  Asta Funding, Inc.+                                 1,230              46,113
  Ezcorp, Inc. -- Class A*                            1,170              45,255
                                                                ---------------
  TOTAL CONSUMER FINANCE                                                532,220
                                                                ---------------
  DIVERSIFIED FINANCIALS 0.2%
  Financial Federal Corp.+                            2,942              78,846
  Portfolio Recovery Associates,
    Inc.*+                                            1,790              78,527
  International Securities Exchange
    Holdings, Inc.+                                   1,150              53,923
                                                                ---------------
  TOTAL DIVERSIFIED FINANCIALS                                          211,296
                                                                ---------------
TOTAL FINANCIALS                                                     14,410,193
                                                                ---------------
INFORMATION TECHNOLOGY 13.3%
  SOFTWARE 2.9%
  Sybase, Inc.*                                       7,700             186,648
  Hyperion Solutions Corp.*                           5,080             175,158
  TIBCO Software, Inc.*                              19,180             172,236
  Micros Systems, Inc.*+                              3,482             170,339
  Ansys, Inc.*+                                       3,060             135,191
  Transaction Systems Architects,
    Inc. -- Class A*                                  3,482             119,502
  Kronos, Inc.*                                       3,450             117,610
  Intergraph Corp.*                                   2,710             116,205
  MicroStrategy, Inc. -- Class A*+                    1,110             113,031
  Internet Security Systems, Inc.*                    4,060             112,706
  Informatica Corp.*+                                 7,902             107,388
  Macrovision Corp.*+                                 4,522             107,126
  Net 1 UEPS Technologies, Inc.*+                     4,250              97,155
  Quest Software, Inc.*+                              6,780              96,818
  Lawson Software, Inc.*                             13,260              96,135
  Nuance Communications, Inc.*+                      11,270              92,076
  Advent Software, Inc.*+                             2,080              75,317
  Open Solutions, Inc.*                               2,380              68,568
  Quality Systems, Inc.+                              1,540              59,737
  Progress Software Corp.*                            2,240              58,240
  Ultimate Software Group, Inc.*                      2,460              57,884
  Witness Systems, Inc.*                              3,060              53,642
  i2 Technologies, Inc.*+                             2,610              48,885
  Aspen Technology, Inc.*                             4,390              47,939
  SPSS, Inc.*                                         1,820              45,373
  Filenet Corp.*                                      1,240              43,189
  Smith Micro Software, Inc.*+                        2,220              31,924
                                                                ---------------
  TOTAL SOFTWARE                                                      2,606,022
                                                                ---------------
  SEMICONDUCTOR & SEMICONDUCTOR EQUIPMENT 2.7%
  Varian Semiconductor Equipment
    Associates, Inc.*                                 4,982             182,839
  Formfactor, Inc.*+                                  3,990             168,099
  Cymer, Inc.*+                                       3,332             146,308
  RF Micro Devices, Inc.*                            17,365             131,627
  Trident Microsystems, Inc.*+                        5,420             126,069
  Microsemi Corp.*+                                   6,252             117,850
  Silicon Image, Inc.*                                8,694             110,588

                                              See Notes to Financial Statements.


46 | THE RYDEX SERIES FUNDS SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS  (UNAUDITED) (CONTINUED)              September 30, 2006
--------------------------------------------------------------------------------
  RUSSELL 2000(R) ADVANTAGE FUND
--------------------------------------------------------------------------------

                                                                         MARKET
                                                                          VALUE
                                                     SHARES            (NOTE 1)
--------------------------------------------------------------------------------

  ATMI, Inc.*                                         3,759     $       109,274
  Zoran Corp.*                                        6,002              96,512
  Diodes, Inc.*                                       2,230              96,269
  Atheros Communications, Inc.*+                      5,122              92,862
  ON Semiconductor Corp.*                            14,990              88,141
  OmniVision Technologies, Inc.*+                     6,082              86,790
  MKS Instruments, Inc.*                              4,082              82,905
  Cabot Microelectronics Corp.*+                      2,842              81,906
  Micrel, Inc.*                                       8,480              81,323
  DSP Group, Inc.*                                    3,350              76,547
  Cirrus Logic, Inc.*                                 9,990              72,827
  Kulicke & Soffa Industries, Inc.*                   7,620              67,361
  Advanced Energy Industries, Inc.*                   3,760              64,070
  Amkor Technology, Inc.*+                           12,230              63,107
  Cohu, Inc.                                          2,820              50,281
  Supertex, Inc.*+                                    1,280              49,754
  Semtech Corp.*                                      3,860              49,254
  Veeco Instruments, Inc.*                            2,410              48,562
  Intevac, Inc.*                                      2,830              47,544
  AMIS Holdings, Inc.*                                4,900              46,501
  Netlogic Microsystems, Inc.*+                       1,750              44,398
  Asyst Technologies, Inc.*                           4,340              29,338
                                                                ---------------
  TOTAL SEMICONDUCTOR &
    SEMICONDUCTOR EQUIPMENT                                           2,508,906
                                                                ---------------
  ELECTRONIC EQUIPMENT & INSTRUMENTS 2.1%
  Flir Systems, Inc.*+                                6,200             168,392
  Benchmark Electronics, Inc.*+                       5,852             157,302
  Itron, Inc.*+                                       2,420             135,036
  Global Imaging Systems, Inc.*                       5,200             114,764
  Rogers Corp.*                                       1,710             105,592
  Coherent, Inc.*+                                    2,922             101,277
  Anixter International, Inc.+                        1,710              96,564
  Rofin-Sinar Technologies, Inc.*                     1,580              96,017
  Littelfuse, Inc.*+                                  2,410              83,627
  Plexus Corp.*                                       4,212              80,870
  Scansource, Inc.*+                                  2,660              80,678
  Daktronics, Inc.                                    3,650              75,518
  Cogent, Inc.*                                       5,220              71,671
  Brightpoint, Inc.*                                  4,660              66,265
  Park Electrochemical Corp.                          2,070              65,578
  MTS Systems Corp.+                                  1,980              64,033
  Electro Scientific Industries, Inc.*                2,782              57,309
  TTM Technologies, Inc.*                             4,712              55,130
  CTS Corp.                                           3,540              48,781
  SYNNEX Corp.*                                       1,980              45,560
  Zygo Corp., Inc.*                                   3,340              42,585
  Agilsys, Inc.                                       2,860              40,154
  Checkpoint Systems, Inc.*                           1,860              30,709
                                                                ---------------
  TOTAL ELECTRONIC EQUIPMENT & INSTRUMENTS                            1,883,412
                                                                ---------------
  INTERNET SOFTWARE & SERVICES 1.8%
  Digital River, Inc.*+                               3,472             177,489
  ValueClick, Inc.*                                   9,040             167,602
  aQuantive, Inc.*+                                   6,512             153,813

                                                                         MARKET
                                                                          VALUE
                                                     SHARES            (NOTE 1)
--------------------------------------------------------------------------------

  j2 Global Communications, Inc.*+                    4,652     $       126,395
  RealNetworks, Inc.*+                               10,810             114,694
  EarthLink, Inc.*                                   14,300             103,961
  Digitas, Inc.*+                                    10,804             103,934
  Websense, Inc.*+                                    4,752             102,691
  Digital Insight Corp.*                              3,100              90,892
  United Online, Inc.+                                7,042              85,771
  CNET Networks, Inc.*                                7,520              72,042
  WebEx Communications, Inc.*                         1,660              64,773
  SonicWALL, Inc.*                                    5,930              64,756
  InfoSpace, Inc.*                                    3,130              57,717
  Vignette Corp.*                                     3,120              42,245
  Internap Network Services Corp.*                    2,770              42,159
  Click Commerce, Inc.*                               1,610              36,418
  TheStreet.com, Inc.                                 2,870              30,537
                                                                ---------------
  TOTAL INTERNET SOFTWARE & SERVICES                                  1,637,889
                                                                ---------------
  COMMUNICATIONS EQUIPMENT 1.7%
  Polycom, Inc.*+                                     7,580             185,938
  Foundry Networks, Inc.*                            13,510             177,657
  Interdigital Communications
    Corp.*                                            4,990             170,159
  CommScope, Inc.*+                                   5,092             167,323
  ADTRAN, Inc.+                                       6,410             152,814
  Avocent Corp.*                                      4,240             127,709
  Arris Group, Inc.*                                 10,190             116,777
  Redback Networks, Inc.*                             5,522              76,645
  Black Box Corp.+                                    1,850              72,002
  Netgear, Inc.*+                                     2,830              58,270
  ViaSat, Inc.*                                       2,070              51,916
  Blue Coat Systems, Inc.*                            2,500              45,025
  Radyne Corp., Inc.*                                 3,550              43,452
  Packeteer, Inc.*                                    4,530              39,003
  Sirenza Microdevices, Inc.*                         3,650              28,835
                                                                ---------------
  TOTAL COMMUNICATIONS EQUIPMENT                                      1,513,525
                                                                ---------------
  IT CONSULTING & SERVICES 1.3%
  CACI International, Inc. --
    Class A*                                          2,990             164,480
  MPS Group, Inc.*                                    9,850             148,833
  BISYS Group, Inc.*                                 11,170             121,306
  CSG Systems International, Inc.*                    4,220             111,535
  eFunds Corp.*                                       4,392             106,199
  Perot Systems Corp. -- Class A*                     7,522             103,728
  Talx Corp.+                                         3,752              91,999
  Mantech International Corp. --
    Class A*                                          2,070              68,331
  Keane, Inc.*                                        4,490              64,701
  SRA International, Inc. --
    Class A*+                                         1,880              56,513
  SYKES Enterprises, Inc.*                            2,280              46,398
  Lightbridge, Inc.*                                  3,620              42,426
  Euronet Worldwide, Inc.*+                           1,250              30,688
                                                                ---------------
  TOTAL IT CONSULTING & SERVICES                                      1,157,137
                                                                ---------------

See Notes to Financial Statements.


                                  THE RYDEX SERIES FUNDS SEMI-ANNUAL REPORT | 47

SCHEDULE OF INVESTMENTS  (UNAUDITED) (CONTINUED)              September 30, 2006
--------------------------------------------------------------------------------
  RUSSELL 2000(R) ADVANTAGE FUND
--------------------------------------------------------------------------------

                                                                         MARKET
                                                                          VALUE
                                                     SHARES            (NOTE 1)
--------------------------------------------------------------------------------

  COMPUTERS & PERIPHERALS 0.8%
  Brocade Communications Systems,
    Inc.*+                                           24,100     $       170,146
  Imation Corp.                                       3,600             144,540
  Palm, Inc.*+                                        9,914             144,348
  Electronics for Imaging, Inc.*+                     5,002             114,446
  Komag, Inc.*+                                       3,350             107,066
  Synaptics, Inc.*+                                   2,450              59,706
                                                                ---------------
  TOTAL COMPUTERS & PERIPHERALS                                         740,252
                                                                ---------------
TOTAL INFORMATION TECHNOLOGY                                         12,047,143
                                                                ---------------
CONSUMER DISCRETIONARY 11.1%
  SPECIALTY RETAIL 2.9%
  Rent-A-Center, Inc.*                                6,020             176,326
  Charming Shoppes, Inc.*+                           11,860             169,361
  Aeropostale, Inc.*+                                 5,610             163,980
  Men's Wearhouse, Inc.+                              4,340             161,491
  Regis Corp.                                         4,152             148,849
  Payless Shoesource, Inc.*                           5,822             144,968
  Pantry, Inc.*                                       2,210             124,578
  Tween Brands, Inc.*+                                3,270             122,952
  Group 1 Automotive, Inc.+                           2,460             122,754
  Gymboree Corp.*+                                    2,910             122,744
  Dress Barn, Inc.*+                                  5,462             119,181
  Pacific Sunwear of California, Inc.*                7,030             106,012
  Stage Stores, Inc.                                  3,610             105,917
  Select Comfort Corp.*+                              4,793             104,871
  Guess ?, Inc.*+                                     2,100             101,913
  Christopher & Banks Corp.                           3,432             101,175
  Hibbett Sporting Goods, Inc.*+                      3,860             101,055
  Genesco, Inc.*+                                     2,590              89,277
  Cato Corp. -- Class A+                              4,060              88,955
  CSK Auto Corp.*                                     5,220              73,602
  Sonic Automotive, Inc.                              3,160              72,964
  Talbots, Inc.+                                      2,160              58,860
  Shoe Carnival, Inc.*                                1,980              49,936
  Citi Trends, Inc.*+                                 1,000              34,510
                                                                ---------------
  TOTAL SPECIALTY RETAIL                                              2,666,231
                                                                ---------------
  HOTELS, RESTAURANTS & LEISURE 2.1%
  Jack in the Box, Inc.*                              3,382             176,473
  Sonic Corp.*+                                       7,520             170,027
  Ruby Tuesday, Inc.+                                 5,712             161,021
  Pinnacle Entertainment, Inc.*                       4,542             127,721
  CBRL Group, Inc.                                    2,820             114,013
  CKE Restaurants, Inc.                               6,542             109,382
  Vail Resorts, Inc.*                                 2,650             106,053
  Rare Hospitality International, Inc.*               3,350             102,376
  Bob Evans Farms, Inc.                               3,320             100,530
  CEC Entertainment, Inc.*                            3,112              98,059
  Domino's Pizza, Inc.+                               3,742              95,982
  Papa John's International, Inc.*                    2,560              92,442
  IHOP Corp.+                                         1,940              89,919
  WMS Industries, Inc.*+                              2,980              87,046
  Texas Roadhouse Co., Inc.*                          4,740              58,207

                                                                         MARKET
                                                                          VALUE
                                                     SHARES            (NOTE 1)
--------------------------------------------------------------------------------

  Ameristar Casinos, Inc.+                            2,510     $        54,492
  Speedway Motorsports, Inc.                          1,480              53,887
  Landry's Restaurants, Inc.                          1,680              50,652
  Dover Downs Gaming &
    Entertainment, Inc.                               3,450              41,917
  Monarch Casino & Resort, Inc.*                      1,760              34,126
  Shuffle Master, Inc.*+                              1,150              31,062
                                                                ---------------
  TOTAL HOTELS, RESTAURANTS & LEISURE                                 1,955,387
                                                                ---------------
  TEXTILES & APPAREL 1.4%
  Phillips-Van Heusen Corp.+                          4,660             194,648
  Wolverine World Wide, Inc.+                         5,335             151,034
  Brown Shoe Co., Inc.                                2,762              98,990
  K-Swiss, Inc. -- Class A                            3,062              92,044
  Carter's, Inc.*                                     3,450              91,046
  Warnaco Group, Inc.*                                4,680              90,511
  Kellwood Co.                                        2,842              81,935
  Fossil, Inc.*                                       3,790              81,637
  Steven Madden Ltd.                                  1,830              71,809
  Columbia Sportswear Co.*+                           1,240              69,229
  Oxford Industries, Inc.                             1,430              61,361
  Iconix Brand Group, Inc.*+                          3,560              57,316
  Deckers Outdoor Corp.*+                             1,180              55,838
  True Religion Apparel, Inc.*+                       1,710              36,098
                                                                ---------------
  TOTAL TEXTILES & APPAREL                                            1,233,496
                                                                ---------------
  MEDIA 1.3%
  Catalina Marketing Corp.                            4,320             118,800
  Lee Enterprises, Inc.                               4,590             115,852
  Scholastic Corp.*                                   3,352             104,415
  Arbitron, Inc.                                      2,730             101,037
  Valassis Communications, Inc.*+                     5,530              97,604
  RCN Corp.*                                          3,260              92,258
  Entercom Communications Corp.                       3,270              82,404
  CKX, Inc.*                                          6,260              77,937
  Interactive Data Corp.*                             3,850              76,807
  Westwood One, Inc.                                  8,860              62,729
  Morningstar, Inc.*+                                 1,360              50,184
  Cumulus Media, Inc. -- Class A*                     4,330              41,395
  Journal Register Co.                                6,470              36,685
  Citadel Broadcasting Corp.                          3,590              33,746
  Playboy Enterprises, Inc. --
    Class B*                                          3,410              32,088
  World Wrestling Entertainment,
    Inc.                                              1,860              30,560
                                                                ---------------
  TOTAL MEDIA                                                         1,154,501
                                                                ---------------
  HOUSEHOLD DURABLES 0.9%
  American Greetings Corp. --
    Class A+                                          5,730             132,478
  Yankee Candle Co., Inc.                             4,202             122,992
  Ethan Allen Interiors, Inc.+                        3,292             114,101
  Meritage Homes Corp.*+                              2,500             104,025
  Tempur-Pedic International,
    Inc.*+                                            6,050             103,878
  Furniture Brands International,
    Inc.+                                             4,932              93,905

                                              See Notes to Financial Statements.


48 | THE RYDEX SERIES FUNDS SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS  (UNAUDITED) (CONTINUED)              September 30, 2006
--------------------------------------------------------------------------------
  RUSSELL 2000(R) ADVANTAGE FUND
--------------------------------------------------------------------------------

                                                                         MARKET
                                                                          VALUE
                                                     SHARES            (NOTE 1)
--------------------------------------------------------------------------------

  Champion Enterprises, Inc.*                         9,800     $        67,620
  Interface, Inc. -- Class A*                         5,062              65,199
  Brookfield Homes Corp.+                             1,880              52,941
                                                                ---------------
  TOTAL HOUSEHOLD DURABLES                                              857,139
                                                                ---------------
  COMMERCIAL SERVICES & SUPPLIES 0.8%
  Sotheby's Holdings, Inc. --
    Class A+                                          5,340             172,162
  Strayer Education, Inc.+                            1,340             145,001
  DeVry, Inc.*                                        6,040             128,471
  Bright Horizons Family Solutions,
    Inc.*                                             2,670             111,419
  Jackson Hewitt Tax Service, Inc.+                   3,100              93,031
  Corinthian Colleges, Inc.*+                         7,520              81,291
                                                                ---------------
  TOTAL COMMERCIAL SERVICES & SUPPLIES                                  731,375
                                                                ---------------
  AUTO COMPONENTS 0.4%
  Tenneco Automotive, Inc.*                           4,620             108,062
  ArvinMeritor, Inc.+                                 7,220             102,813
  LKQ Corp.*+                                         4,264              93,680
  Drew Industries, Inc.*+                             1,830              46,226
  Aftermarket Technology Corp.*                       2,170              38,539
                                                                ---------------
  TOTAL AUTO COMPONENTS                                                 389,320
                                                                ---------------
  LEISURE EQUIPMENT & PRODUCTS 0.4%
  Marvel Entertainment, Inc.*+                        4,600             111,044
  RC2 Corp.*                                          2,269              76,079
  Jakks Pacific, Inc.*                                2,690              47,963
  MarineMax, Inc.*+                                   1,880              47,846
  Oakley, Inc.                                        2,560              43,648
                                                                ---------------
  TOTAL LEISURE EQUIPMENT & PRODUCTS                                    326,580
                                                                ---------------
  INTERNET & CATALOG RETAIL 0.3%
  Priceline.com, Inc.*+                               2,970             109,266
  Netflix, Inc.*+                                     3,650              83,147
  Stamps.com, Inc.*                                   2,020              38,501
  PetMed Express, Inc.*+                              3,160              32,991
                                                                ---------------
  TOTAL INTERNET & CATALOG RETAIL                                       263,905
                                                                ---------------
  MULTILINE RETAIL 0.3%
  Big Lots, Inc.*+                                    9,770             193,544
  Bon-Ton Stores, Inc.+                               1,420              42,231
                                                                ---------------
  TOTAL MULTILINE RETAIL                                                235,775
                                                                ---------------
  DISTRIBUTORS 0.2%
  Building Material Holding Corp.+                    3,630              94,452
  Keystone Automotive Industries,
    Inc.*                                             1,880              71,478
                                                                ---------------
  TOTAL DISTRIBUTORS                                                    165,930
                                                                ---------------
  AUTOMOBILES 0.1%
  Winnebago Industries, Inc.+                         3,242             101,734
                                                                ---------------
  TOTAL AUTOMOBILES                                                     101,734
                                                                ---------------
TOTAL CONSUMER DISCRETIONARY                                         10,081,373
                                                                ---------------
INDUSTRIALS 9.7%
  COMMERCIAL SERVICES & SUPPLIES 2.6%
  Watson Wyatt & Co. Holdings+                        3,940             161,225
  Waste Connections, Inc.*+                           3,990             151,261

                                                                         MARKET
                                                                          VALUE
                                                     SHARES            (NOTE 1)
--------------------------------------------------------------------------------

  Brady Corp. -- Class A                              3,992     $       140,359
  United Stationers, Inc.*                            2,910             135,344
  Herman Miller, Inc.                                 3,340             114,261
  Resources Connection, Inc.*                         3,913             104,829
  John H. Harland Co.                                 2,840             103,518
  Banta Corp.+                                        2,140             101,864
  Korn/Ferry International, Inc.*                     4,837             101,287
  Deluxe Corp.                                        5,740              98,154
  Advisory Board Co.*+                                1,860              93,967
  Mine Safety Appliances Co.+                         2,610              93,020
  FTI Consulting, Inc.*+                              3,682              92,271
  Viad Corp.                                          2,600              92,066
  American Reprographics Co.*                         2,570              82,394
  Administaff, Inc.+                                  2,380              80,206
  Labor Ready, Inc.*                                  4,892              77,930
  Heidrick & Struggles International,
    Inc.*                                             1,890              68,040
  CoStar Group, Inc.*                                 1,570              64,872
  Consolidated Graphics, Inc.*                        1,040              62,577
  Clean Harbors, Inc.*                                1,390              60,534
  Rollins, Inc.                                       2,590              54,675
  Amrep Corp. PLC -- SP ADR+                          1,040              50,825
  School Specialty, Inc.*                             1,213              42,807
  Kenexa Corp. -- Class A*                            1,570              39,595
  ICT Group, Inc.*                                    1,240              39,023
  Volt Information Sciences, Inc.*                      990              35,195
  Spherion Corp.*                                     4,830              34,535
                                                                ---------------
  TOTAL COMMERCIAL SERVICES & SUPPLIES                                2,376,634
                                                                ---------------
  MACHINERY 1.9%
  Navistar International Corp.*                       6,370             164,473
  Mueller Industries, Inc.                            4,042             142,157
  Actuant Corp. -- Class A+                           2,670             133,767
  Wabtec Corp.+                                       4,222             114,543
  Nordson Corp.                                       2,860             114,000
  Briggs & Stratton Corp.+                            3,850             106,067
  Kaydon Corp.+                                       2,650              98,103
  Watts Industries, Inc. -- Class A                   3,030              96,233
  Freightcar America, Inc.+                           1,600              84,800
  NACCO Industries, Inc. --
    Class A                                             590              80,187
  Albany International Corp. --
    Class A                                           2,420              77,004
  Barnes Group, Inc.                                  4,110              72,172
  EnPro Industries, Inc.*                             2,070              62,224
  Bucyrus International, Inc. --
    Class A                                           1,420              60,236
  Middleby Corp.*                                       640              49,318
  American Science & Engineering,
    Inc.*+                                              930              45,124
  Accuride Corp.*                                     3,970              43,710
  Ampco-Pittsburgh Corp. PLC --
    SP ADR                                            1,400              43,302
  Dynamic Materials Corp.                             1,280              41,498
  Astec Industries, Inc.*+                            1,530              38,633

See Notes to Financial Statements.


                                  THE RYDEX SERIES FUNDS SEMI-ANNUAL REPORT | 49

SCHEDULE OF INVESTMENTS  (UNAUDITED) (CONTINUED)              September 30, 2006
--------------------------------------------------------------------------------
  RUSSELL 2000(R) ADVANTAGE FUND
--------------------------------------------------------------------------------

                                                                         MARKET
                                                                          VALUE
                                                     SHARES            (NOTE 1)
--------------------------------------------------------------------------------

  Columbus McKinnon Corp. --
    Class A*                                          1,570     $        28,307
                                                                ---------------
  TOTAL MACHINERY                                                     1,695,858
                                                                ---------------
  ELECTRICAL EQUIPMENT 1.2%
  Acuity Brands, Inc.                                 4,010             182,054
  General Cable Corp.*                                4,283             163,654
  Belden CDT, Inc.+                                   4,110             157,125
  Genlyte Group, Inc.*+                               2,100             149,520
  Regal-Beloit Corp.                                  3,090             134,415
  Woodward Governor Co.+                              2,942              98,675
  A.O. Smith Corp.                                    1,980              78,071
  Superior Essex, Inc.*                               1,940              66,445
  Lamson & Sessions Co., Inc.*+                       1,710              40,732
                                                                ---------------
  TOTAL ELECTRICAL EQUIPMENT                                          1,070,691
                                                                ---------------
  AEROSPACE & DEFENSE 1.1%
  Teledyne Technologies, Inc.*                        3,082             122,047
  Hexcel Corp.*+                                      8,500             120,275
  Moog, Inc. -- Class A*                              3,440             119,231
  BE Aerospace, Inc.*+                                5,390             113,675
  Ceradyne, Inc.*+                                    2,530             103,958
  Orbital Sciences Corp.*                             5,330             100,044
  Triumph Group, Inc.                                 1,760              74,536
  United Industrial Corp.+                            1,090              58,315
  EDO Corp.                                           1,880              43,014
  Ladish Co., Inc.*                                   1,480              42,742
  Esterline Technologies Corp.*                       1,225              41,356
  Herley Industries, Inc.*                            2,590              32,064
                                                                ---------------
  TOTAL AEROSPACE & DEFENSE                                             971,257
                                                                ---------------
  BUILDING PRODUCTS 0.6%
  NCI Building Systems, Inc.*+                        1,860             108,196
  Universal Forest Products, Inc.+                    2,050             100,552
  Simpson Manufacturing Co., Inc.+                    3,692              99,795
  ElkCorp                                             1,920              52,128
  Builders FirstSource, Inc.*                         2,830              43,101
  American Woodmark Corp.+                            1,250              42,112
  Ameron International Corp.                            590              39,200
  PW Eagle, Inc.+                                     1,260              37,813
  Insteel Industries, Inc.                            1,570              31,196
                                                                ---------------
  TOTAL BUILDING PRODUCTS                                               554,093
                                                                ---------------
  CONSTRUCTION & ENGINEERING 0.5%
  EMCOR Group, Inc.*                                  3,042             166,823
  Granite Construction, Inc.+                         3,080             164,318
  Washington Group International,
    Inc.                                              2,710             159,511
                                                                ---------------
  TOTAL CONSTRUCTION & ENGINEERING                                      490,652
                                                                ---------------
  TRADING COMPANIES & DISTRIBUTORS 0.5%
  Watsco, Inc.                                        2,510             115,485
  Beacon Roofing Supply, Inc.*+                       5,260             106,463
  UAP Holding Corp.                                   4,872             104,115
  Applied Industrial Technologies,
    Inc.                                              4,120             100,528
  BlueLinx Holdings, Inc.                             3,020              28,750
                                                                ---------------
  TOTAL TRADING COMPANIES & DISTRIBUTORS                                455,341
                                                                ---------------

                                                                         MARKET
                                                                          VALUE
                                                     SHARES            (NOTE 1)
--------------------------------------------------------------------------------

  ROAD & RAIL 0.5%
  Genesee & Wyoming, Inc. --
    Class A*                                          4,262     $        98,964
  Arkansas Best Corp.                                 2,280              98,108
  Heartland Express, Inc.+                            5,640              88,435
  Knight Transportation, Inc.+                        5,110              86,614
  Amerco, Inc.*                                         950              70,443
                                                                ---------------
  TOTAL ROAD & RAIL                                                     442,564
                                                                ---------------
  AIR FREIGHT & COURIERS 0.4%
  EGL, Inc.*                                          2,790             101,668
  Pacer International, Inc.                           3,290              91,330
  HUB Group, Inc. -- Class A*+                        3,950              89,981
  Atlas Air Worldwide Holdings
    Co., Inc.*+                                       1,970              85,734
  Forward Air Corp.+                                    930              30,774
                                                                ---------------
  TOTAL AIR FREIGHT & COURIERS                                          399,487
                                                                ---------------
  AIRLINES 0.4%
  SkyWest, Inc.+                                      6,190             151,779
  AirTran Holdings, Inc.*+                            7,780              77,177
  Republic Airways Holdings, Inc.*                    3,970              61,614
  ExpressJet Holdings, Inc.*+                         6,570              43,428
                                                                ---------------
  TOTAL AIRLINES                                                        333,998
                                                                ---------------
TOTAL INDUSTRIALS                                                     8,790,575
                                                                ---------------
HEALTH CARE 8.6%
  HEALTH CARE EQUIPMENT & SUPPLIES 3.1%
  Hologic, Inc.*                                      4,290             186,701
  Mentor Corp.+                                       3,362             169,411
  Immucor, Inc.*                                      6,634             148,668
  Steris Corp.                                        6,170             148,450
  Kyphon, Inc.*+                                      3,950             147,809
  Varian, Inc.*                                       3,040             139,445
  Bio--Rad Laboratories, Inc. --
    Class A*                                          1,960             138,631
  Haemonetics Corp.*+                                 2,620             122,616
  West Pharmaceutical Services, Inc.                  2,862             112,391
  American Medical Systems
    Holdings, Inc.*+                                  5,970             110,027
  Dionex Corp.*                                       2,140             109,012
  ArthroCare Corp.*                                   2,300             107,778
  Lifecell Corp.*+                                    3,312             106,713
  PolyMedica Corp.+                                   2,420             103,600
  DJ Orthopedics, Inc.*+                              2,410             100,087
  Thoratec Corp.*                                     5,670              88,509
  Biosite, Inc.*+                                     1,800              83,214
  Integra LifeSciences Holdings
    Corp.*+                                           2,130              79,832
  Palomar Medical Technologies,
    Inc.*+                                            1,860              78,492
  ICU Medical, Inc.*+                                 1,480              67,310
  Conmed Corp.*                                       2,620              55,308
  OraSure Technologies, Inc.*                         6,590              52,984
  Abaxis, Inc.*                                       2,240              52,394
  SurModics, Inc.*+                                   1,420              49,870
  Quidel Corp.*                                       3,460              48,855

                                              See Notes to Financial Statements.


50 | THE RYDEX SERIES FUNDS SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS  (UNAUDITED) (CONTINUED)              September 30, 2006
--------------------------------------------------------------------------------
  RUSSELL 2000(R) ADVANTAGE FUND
--------------------------------------------------------------------------------

                                                                         MARKET
                                                                          VALUE
                                                     SHARES            (NOTE 1)
--------------------------------------------------------------------------------

  Meridian Bioscience, Inc.                           2,070     $        48,666
  PharmaNet Development Group,
    Inc.*+                                            2,390              46,438
  Candela Corp.*                                      4,230              46,149
  Zoll Medical Corp.*                                   890              31,942
  Molecular Devices Corp.*                            1,700              31,433
                                                                ---------------
  TOTAL HEALTH CARE EQUIPMENT & SUPPLIES                              2,812,735
                                                                ---------------
  BIOTECHNOLOGY 2.3%
  OSI Pharmaceuticals, Inc.*+                         4,840             181,645
  ICOS Corp.*                                         6,340             158,880
  Myogen, Inc.*+                                      4,330             151,896
  Alkermes, Inc.*+                                    9,512             150,765
  Illumina, Inc.*+                                    4,152             137,182
  BioMarin Pharmaceuticals, Inc.*                     8,460             120,386
  United Therapeutics Corp.*+                         2,280             119,791
  Cubist Pharmaceuticals, Inc.*+                      5,140             111,744
  Digene Corp.*                                       2,282              98,468
  Myriad Genetics, Inc.*+                             3,912              96,431
  Nuvelo, Inc.*                                       5,280              96,307
  Martek Biosciences Corp.*+                          4,300              92,493
  Telik, Inc.*+                                       5,150              91,619
  Pharmion Corp.*+                                    3,390              73,055
  Senomyx, Inc.*                                      4,100              63,017
  Progenics Pharmaceuticals, Inc.*                    2,590              60,761
  Alnylam Pharmaceuticals, Inc.*+                     3,560              51,300
  Savient Pharmaceuticals, Inc.*                      6,990              45,505
  Tanox, Inc.*+                                       3,380              39,952
  Keryx Biopharmaceuticals, Inc.*                     3,310              39,157
  BioCryst Pharmaceuticals, Inc.*                     3,130              39,031
  Alexion Pharmaceuticals, Inc.*+                     1,090              37,038
  Phase Forward, Inc.*                                2,880              34,387
  Renovis, Inc.*                                      2,110              29,034
                                                                ---------------
  TOTAL BIOTECHNOLOGY                                                 2,119,844
                                                                ---------------
  HEALTH CARE PROVIDERS & SERVICES 2.0%
  Psychiatric Solutions, Inc.*+                       4,762             162,337
  Magellan Health Services, Inc.*+                    3,570             152,082
  AMERIGROUP Corp.*                                   5,070             149,818
  Sunrise Senior Living, Inc.*                        4,790             143,077
  Owens & Minor, Inc.                                 3,502             115,181
  United Surgical Partners
    International, Inc.*+                             4,232             105,081
  inVentiv Health, Inc.*                              3,100              99,293
  Apria Healthcare Group, Inc.*                       5,010              98,897
  Chemed Corp.                                        2,540              81,940
  Per-Se Technologies, Inc.*+                         3,582              81,598
  LCA-Vision, Inc.+                                   1,850              76,423
  Centene Corp.*+                                     4,400              72,336
  Amedisys, Inc.*+                                    1,670              66,249
  HealthExtras, Inc.*+                                2,250              63,697
  PRA International*                                  2,350              62,722
  The Trizetto Group, Inc.*                           3,890              58,895
  Gentiva Health Services, Inc.*                      3,530              58,033

                                                                         MARKET
                                                                          VALUE
                                                     SHARES            (NOTE 1)
--------------------------------------------------------------------------------

  Molina Healthcare, Inc.*                            1,180     $        41,725
  Computer Programs & Systems,
    Inc.                                              1,250              40,963
  Omnicell, Inc.*                                     2,270              40,610
  Odyssey HealthCare, Inc.*                           2,395              33,961
  Air Methods Corp. -- SP ADR*                        1,390              32,804
                                                                ---------------
  TOTAL HEALTH CARE PROVIDERS & SERVICES                              1,837,722
                                                                ---------------
  PHARMACEUTICALS 1.2%
  Valeant Pharmaceuticals
    International+                                    8,450             167,141
  MGI Pharma, Inc.*+                                  6,960             119,782
  Perrigo Co.                                         6,720             114,039
  KV Pharmaceutical Co.*+                             4,390             104,043
  Viropharma, Inc.*                                   8,240             100,281
  Alpharma, Inc. -- Class A                           4,106              96,039
  Noven Pharmaceuticals, Inc.*                        2,820              68,018
  Sciele Pharma, Inc.*+                               3,470              65,375
  Kendle International, Inc.*                         1,600              51,232
  Pain Therapeutics, Inc.*+                           5,510              47,496
  Bradley Pharmaceuticals, Inc.*+                     2,710              43,143
  New River Pharmaceuticals,
    Inc.*+                                            1,640              42,197
  CNS, Inc.                                           1,370              38,675
  Medicis Pharmaceutical Corp. --
    Class A+                                          1,090              35,262
                                                                ---------------
  TOTAL PHARMACEUTICALS                                               1,092,723
                                                                ---------------
TOTAL HEALTH CARE                                                     7,863,024
                                                                ---------------
ENERGY 3.6%
  OIL & GAS 1.8%
  Houston Exploration Co.*+                           2,460             135,669
  Giant Industries, Inc.*                             1,430             116,116
  Swift Energy Co.*+                                  2,620             109,568
  World Fuel Services Corp.                           2,690             108,810
  Penn Virginia Corp.                                 1,710             108,431
  Stone Energy Corp.*                                 2,670             108,082
  Comstock Resources, Inc.*+                          3,650              99,098
  USEC, Inc.                                          9,910              95,532
  Alpha Natural Resources, Inc.*+                     5,780              91,093
  Berry Petroleum Co. -- Class A+                     3,122              87,916
  Atlas America, Inc.*                                1,960              83,653
  Parallel Petroleum Corp.*+                          3,640              73,018
  PetroHawk Energy Corp.*+                            6,490              67,366
  Carrizo Oil & Gas, Inc.*                            2,460              63,443
  Petroleum Development Corp.*                        1,540              61,431
  Vaalco Energy, Inc.*                                7,620              54,712
  Crosstex Energy, Inc.+                                560              50,159
  Energy Partners Ltd.*+                              1,670              41,166
  Harvest Natural Resources, Inc.*                    3,860              39,951
  Alon USA Energy, Inc.                               1,280              37,747
  GMX Resources, Inc.*+                               1,050              32,960
  Edge Petroleum Corp.*                               1,660              27,340
                                                                ---------------
  TOTAL OIL & GAS                                                     1,693,261
                                                                ---------------

See Notes to Financial Statements.


                                  THE RYDEX SERIES FUNDS SEMI-ANNUAL REPORT | 51

SCHEDULE OF INVESTMENTS  (UNAUDITED) (CONTINUED)              September 30, 2006
--------------------------------------------------------------------------------
  RUSSELL 2000(R) ADVANTAGE FUND
--------------------------------------------------------------------------------

                                                                         MARKET
                                                                          VALUE
                                                     SHARES            (NOTE 1)
--------------------------------------------------------------------------------

  ENERGY EQUIPMENT & SERVICES 1.8%
  Hanover Compressor Co.*+                            8,900     $       162,158
  Universal Compression Holdings,
    Inc.*                                             2,970             158,746
  Lone Star Technologies, Inc.*+                      3,160             152,881
  NS Group, Inc.*+                                    2,220             143,301
  Grey Wolf, Inc.*+                                  19,666             131,369
  Oil States International, Inc.*                     4,340             119,350
  Atwood Oceanics, Inc.*+                             2,620             117,821
  W-H Energy Services, Inc.*                          2,730             113,213
  Hydril*+                                            1,713              96,031
  Parker Drilling Co.*                               13,104              92,776
  Dril-Quip, Inc.*                                    1,250              84,600
  Input/Output, Inc.*+                                8,300              82,419
  Lufkin Industries, Inc.+                            1,540              81,497
  Trico Marine Services, Inc.*                        1,250              42,188
  Natco Group, Inc.*                                  1,390              40,032
                                                                ---------------
  TOTAL ENERGY EQUIPMENT & SERVICES                                   1,618,382
                                                                ---------------
TOTAL ENERGY                                                          3,311,643
                                                                ---------------
MATERIALS 3.1%
  METALS & MINING 1.3%
  Oregon Steel Mills, Inc.*                           3,230             157,850
  Cleveland-Cliffs, Inc.+                             3,960             150,915
  Aleris International, Inc.*                         2,920             147,577
  Chaparral Steel Co.*                                4,160             141,690
  Coeur d'Alene Mines Corp.*+                        26,790             126,181
  AK Steel Holding Corp.*                            10,130             122,978
  Schnitzer Steel Industries, Inc. --
    Class A                                           2,800              88,312
  Quanex Corp.+                                       2,840              86,194
  RTI International Metals, Inc.*                     1,970              85,853
  Ryerson Tull, Inc.+                                 3,022              66,151
                                                                ---------------
  TOTAL METALS & MINING                                               1,173,701
                                                                ---------------
  CHEMICALS 1.2%
  Hercules, Inc.*+                                    9,780             154,231
  OM Group, Inc.*+                                    2,900             127,426
  H.B. Fuller Co.                                     5,020             117,669
  NewMarket Corp.                                     1,800             104,688
  Georgia Gulf Corp.+                                 3,770             103,373
  PolyOne Corp.*                                     11,370              94,712
  Olin Corp.                                          6,142              94,341
  Spartech Corp.+                                     3,492              93,481
  Rockwood Holdings, Inc.*                            3,700              73,926
  A. Schulman, Inc.                                   2,930              68,884
  Pioneer Cos., Inc.*                                 1,760              43,138
  Zoltek Cos., Inc.*+                                 1,180              30,149
                                                                ---------------
  TOTAL CHEMICALS                                                     1,106,018
                                                                ---------------
  CONTAINERS & PACKAGING 0.4%
  AptarGroup, Inc.+                                   3,060             155,693
  Greif, Inc. -- Class A                              1,575             126,173
  Silgan Holdings, Inc.                               2,350              88,266
                                                                ---------------
  TOTAL CONTAINERS & PACKAGING                                          370,132
                                                                ---------------

                                                                         MARKET
                                                                          VALUE
                                                     SHARES            (NOTE 1)
--------------------------------------------------------------------------------

  CONSTRUCTION MATERIALS 0.2%
  Headwaters, Inc.*+                                  4,700     $       109,745
  U S Concrete, Inc.*                                 7,460              48,565
                                                                ---------------
  TOTAL CONSTRUCTION MATERIALS                                          158,310
                                                                ---------------
  PAPER & FOREST PRODUCTS 0.0%
  Deltic Timber Corp.                                   920              43,847
                                                                ---------------
  TOTAL PAPER & FOREST PRODUCTS                                          43,847
                                                                ---------------
TOTAL MATERIALS                                                       2,852,008
                                                                ---------------
UTILITIES 2.1%
  ELECTRIC UTILITIES 1.0%
  Westar Energy, Inc.+                                7,410             174,209
  IDACORP, Inc.+                                      3,940             148,971
  Cleco Corp.+                                        5,852             147,705
  Allete, Inc.+                                       2,540             110,363
  El Paso Electric Co.*                               4,800             107,232
  Unisource Energy Corp.+                             3,100             103,323
  Otter Tail Power Co.                                3,050              89,182
                                                                ---------------
  TOTAL ELECTRIC UTILITIES                                              880,985
                                                                ---------------
  GAS UTILITIES 0.9%
  Piedmont Natural Gas Co.+                           6,680             169,071
  Nicor, Inc.+                                        3,830             163,771
  Southwest Gas Corp.+                                3,942             131,347
  WGL Holdings, Inc.                                  3,340             104,676
  Northwest Natural Gas Co.                           2,510              98,593
  South Jersey Industries, Inc.                       3,102              92,781
  Laclede Group, Inc.                                 2,130              68,330
  Southern Union Co.                                      1                  18
                                                                ---------------
  TOTAL GAS UTILITIES                                                   828,587
                                                                ---------------
  MULTI-UTILITIES 0.2%
  Avista Corp.                                        4,300             101,824
  PNM Resources, Inc.                                 3,550              97,874
  Ormat Technologies, Inc.+                             870              28,466
                                                                ---------------
  TOTAL MULTI-UTILITIES                                                 228,164
                                                                ---------------
TOTAL UTILITIES                                                       1,937,736
                                                                ---------------
CONSUMER STAPLES 1.8%
  FOOD PRODUCTS 0.7%
  Flowers Foods, Inc.+                                4,752             127,734
  Ralcorp Holdings, Inc.*                             2,320             111,893
  Lancaster Colony Corp.                              2,270             101,605
  Tootsie Roll Industries, Inc.                       3,332              97,661
  Hain Celestial Group, Inc.*                         3,260              83,326
  Seaboard Corp.                                         50              60,250
  Imperial Sugar Co., Inc.                            1,360              42,323
                                                                ---------------
  TOTAL FOOD PRODUCTS                                                   624,792
                                                                ---------------
  FOOD & DRUG RETAILING 0.5%
  Longs Drug Stores Corp.                             3,042             139,963
  United Natural Foods, Inc.*+                        4,020             124,580
  Central European Distribution
    Corp.*+                                           3,330              77,955
  Wild Oats Markets, Inc.*+                           2,830              45,761

                                              See Notes to Financial Statements.


52 | THE RYDEX SERIES FUNDS SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS  (UNAUDITED) (CONCLUDED)              September 30, 2006
--------------------------------------------------------------------------------
  RUSSELL 2000(R) ADVANTAGE FUND
--------------------------------------------------------------------------------

                                                                         MARKET
                                                                          VALUE
                                                     SHARES            (NOTE 1)
--------------------------------------------------------------------------------

  Nash Finch Co.+                                     1,770     $        41,648
  Andersons, Inc.                                     1,200              40,980
                                                                ---------------
  TOTAL FOOD & DRUG RETAILING                                           470,887
                                                                ---------------
  PERSONAL PRODUCTS 0.5%
  NBTY, Inc.*                                         5,260             153,960
  Chattem, Inc.*                                      1,980              69,538
  American Oriental Bioengineering,
    Inc. PLC -- SP ADR*+                              8,140              49,491
  Elizabeth Arden, Inc.*                              2,920              47,187
  Prestige Brands Holdings, Inc. --
    Class A*                                          4,180              46,565
  USANA Health Sciences, Inc.*+                         780              34,780
                                                                ---------------
  TOTAL PERSONAL PRODUCTS                                               401,521
                                                                ---------------
  HOUSEHOLD PRODUCTS 0.1%
  Central Garden and Pet Co.*                         2,170             104,724
                                                                ---------------
  TOTAL HOUSEHOLD PRODUCTS                                              104,724
                                                                ---------------
  BEVERAGES 0.0%
  MGP Ingredients, Inc.+                              1,280              27,226
                                                                ---------------
  TOTAL BEVERAGES                                                        27,226
                                                                ---------------
TOTAL CONSUMER STAPLES                                                1,629,150
                                                                ---------------
TELECOMMUNICATION SERVICES 0.9%
  DIVERSIFIED TELECOMMUNICATION SERVICES 0.6%
  Time Warner Telecom, Inc. --
    Class A*                                          6,790             129,078
  Cincinnati Bell, Inc.*                             23,430             112,933
  Commonwealth Telephone
    Enterprises, Inc.                                 2,610             107,610
  Iowa Telecommunications
    Services, Inc.+                                   3,620              71,640
  Golden Telecom, Inc.                                2,070              62,617
  CT Communications, Inc.                             2,600              56,472
                                                                ---------------
  TOTAL DIVERSIFIED
    TELECOMMUNICATION SERVICES                                          540,350
                                                                ---------------
  WIRELESS TELECOMMUNICATION SERVICES 0.3%
  Dobson Communications Corp.
    -- Class A*                                      13,553              95,142
  iPCS, Inc. -- Class A*+                             1,680              89,964
  USA Mobility, Inc.                                  3,030              69,205
                                                                ---------------
  TOTAL WIRELESS TELECOMMUNICATION SERVICES                             254,311
                                                                ---------------
TOTAL TELECOMMUNICATION SERVICES                                        794,661
                                                                ---------------
TOTAL COMMON STOCKS
    (Cost $57,025,818)                                               63,717,506
                                                                ---------------

                                                                         MARKET
                                                       FACE               VALUE
                                                     AMOUNT            (NOTE 1)
--------------------------------------------------------------------------------

REPURCHASE AGREEMENTS 34.6%
Repurchase Agreement (Note 6)
  5.00% due 10/02/06                         $      670,027     $       670,027
  4.95% due 10/02/06                             10,151,180          10,151,180
  4.94% due 10/02/06++                            1,885,514           1,885,514
  4.89% due 10/02/06                              6,598,267           6,598,267
  4.80% due 10/02/06                             12,181,416          12,181,416
                                                                ---------------
TOTAL REPURCHASE AGREEMENTS
  (Cost $31,486,404)                                                 31,486,404
                                                                ---------------

SECURITIES LENDING COLLATERAL 15.5%
Investment in Securities Lending Short Term
  Investment Portfolio Held by
  U.S. Bancorp (Note 9)                          14,084,000          14,084,000
                                                                ---------------
TOTAL SECURITIES LENDING COLLATERAL
  (Cost $14,084,000)                                                 14,084,000
                                                                ---------------

TOTAL INVESTMENTS 120.2%
  (Cost $102,596,222)                                           $   109,287,910
                                                                ===============
LIABILITIES IN EXCESS OF
  OTHER ASSETS - (20.2)%                                        $   (18,385,029)
                                                                ===============
NET ASSETS - 100.0%                                             $    90,902,881
================================================================================

                                                                     UNREALIZED
                                                                    GAIN (LOSS)
                                                  CONTRACTS            (NOTE 1)
--------------------------------------------------------------------------------
FUTURES CONTRACTS PURCHASED
December 2006 Russell 2000(R) Index
  Mini Futures Contracts
  (Aggregate Market Value
  of Contracts $20,437,200)                             280     $        (3,950)
                                                                ===============

                                                      UNITS
                                             --------------
EQUITY INDEX SWAP AGREEMENTS
November 2006 Russell 2000(R) Index
  Swap, Maturing 11/21/06**
  (Notional Market Value
  $23,914,657)                                       32,959     $       452,130
December 2006 Russell 2000(R) Index
  Swap, Maturing 12/27/06**
  (Notional Market Value
  $28,510,227)                                       38,919            (274,686)
                                                                ---------------
(TOTAL NOTIONAL MARKET
  VALUE $52,424,884)                                            $       177,444
                                                                ===============

 *    NON-INCOME PRODUCING SECURITY.

**    PRICE RETURN BASED ON RUSSELL 2000(R) INDEX +/- FINANCING AT A VARIABLE
      RATE.

 +    ALL OR A PORTION OF THIS SECURITY IS ON LOAN AT SEPTEMBER 30, 2006 -- SEE
      NOTE 9.

++ ALL OR A PORTION OF THIS SECURITY IS HELD AS EQUITY INDEX SWAP COLLATERAL AT SEPTEMBER 30, 2006.

      ADR -- AMERICAN DEPOSITORY RECEIPT.

See Notes to Financial Statements.


                                  THE RYDEX SERIES FUNDS SEMI-ANNUAL REPORT | 53

SCHEDULE OF INVESTMENTS  (UNAUDITED)                          September 30, 2006
--------------------------------------------------------------------------------
  RUSSELL 2000(R) FUND
--------------------------------------------------------------------------------

                                                                         MARKET
                                                                          VALUE
                                                     SHARES            (NOTE 1)
--------------------------------------------------------------------------------

COMMON STOCKS 44.8%

FINANCIALS 10.1%
  REAL ESTATE 3.6%
  Alexandria Real Estate Equities,
    Inc.                                                150     $        14,070
  Realty Income Corp.                                   520              12,849
  Home Properties, Inc.                                 220              12,575
  Post Properties, Inc.                                 260              12,355
  Nationwide Health Properties,
    Inc.                                                450              12,033
  KKR Financial Corp.                                   490              12,025
  American Home Mortgage Investment Corp.               320              11,158
  Sunstone Hotel Investors, Inc.                        366              10,878
  LaSalle Hotel Properties                              250              10,835
  Washington Real Estate Investment Trust               260              10,348
  BioMed Realty Trust, Inc.                             330              10,012
  Corporate Office Properties
    Trust SBI                                           220               9,847
  Pennsylvania Real Estate Investment Trust             230               9,791
  Potlatch Corp.                                        250               9,275
  Strategic Hotel Capital, Inc.                         450               8,946
  Trammell Crow Co.*                                    240               8,762
  Mid-America Apartment
    Communities, Inc.                                   140               8,571
  Entertainment Properties Trust                        170               8,384
  Senior Housing Properties Trust                       390               8,323
  Newcastle Investment Corp.                            300               8,223
  Cousins Properties, Inc.                              230               7,868
  FelCor Lodging Trust, Inc.                            390               7,819
  Eastgroup Properties, Inc.                            140               6,980
  DiamondRock Hospitality Co.                           420               6,976
  Spirit Finance Corp.                                  600               6,966
  Tanger Factory Outlet Centers,
    Inc.                                                190               6,768
  Longview Fibre Co.                                    330               6,706
  Highwoods Properties, Inc.                            180               6,698
  Glenborough Realty Trust, Inc.                        260               6,690
  Heritage Property Investment
    Trust                                               180               6,563
  Sovran Self Storage, Inc.                             116               6,444
  Anthracite Capital, Inc.                              500               6,430
  Franklin Street Properties Corp., Inc.                320               6,355
  Highland Hospitality Corp.                            430               6,162
  PS Business Parks, Inc.                               100               6,030
  Equity Lifestyle Properties, Inc.                     130               5,942
  Equity Inns, Inc.                                     370               5,890
  Acadia Realty Trust                                   230               5,865
  Innkeepers USA Trust                                  330               5,376
  Impac Mortgage Holdings, Inc.                         550               5,154

                                                                         MARKET
                                                                          VALUE
                                                     SHARES            (NOTE 1)
--------------------------------------------------------------------------------

  Deerfield Triarc Capital Corp.                        360     $         4,720
  First Potomac Realty Trust                            126               3,808
  Capital Trust, Inc. -- Class A                         70               2,851
                                                                ---------------
  TOTAL REAL ESTATE                                                     350,321
                                                                ---------------
  BANKS 3.3%
  Cathay General Bancorp                                420              15,168
  Umpqua Holding Corp.                                  502              14,357
  Westamerica Bancorporation                            280              14,143
  UCBH Holdings, Inc.                                   786              13,724
  International Bancshares Corp.                        450              13,356
  Greater Bay Bancorp                                   460              12,977
  Chittenden Corp.                                      452              12,968
  Provident Bankshares Corp.                            290              10,744
  SVB Financial Group*                                  240              10,714
  Citizens Banking Corp.                                400              10,504
  Sterling Financial Corp.                              320              10,378
  Wintrust Financial Corp.                              206              10,331
  Pacific Capital Bancorp                               380              10,249
  Central Pacific Financial Corp.                       276              10,096
  Boston Private Financial
    Holdings, Inc.                                      346               9,646
  MB Financial Corp.                                    260               9,586
  CVB Financial Corp.                                   610               9,010
  Sterling Bancshares, Inc.                             440               8,910
  First Republic Bank                                   208               8,852
  Prosperity Bancshares, Inc.                           260               8,850
  Hanmi Financial Corp.                                 450               8,820
  UMB Financial Corp.                                   220               8,045
  First Bancorp Puerto Rico                             670               7,410
  First Community Bancorp                               130               7,274
  Signature Bank*                                       210               6,495
  PrivateBancorp, Inc.                                  140               6,401
  Capitol Bancorp, Ltd.                                 140               6,230
  Banner Corp.                                          140               5,746
  Texas Capital Bancshares, Inc.*                       290               5,429
  Western Alliance Bancorp, Inc.*                       150               4,935
  Old National Bancorp                                  230               4,393
  Preferred Bank                                         70               4,198
  Bank of the Ozarks, Inc.                              120               4,064
  Wilshire Bancorp, Inc.                                210               3,998
  Virginia Commerce Bancorp, Inc.*                      180               3,996
  Texas United Bancshares, Inc.                         120               3,959
  Intervest Bancshares Corp.*                            90               3,920
  Placer Sierra Bancshares                              170               3,776
  Chemical Financial Corp.                              120               3,562
  Independent Bank Corp.                                  1                  12
                                                                ---------------
  TOTAL BANKS                                                           327,226
                                                                ---------------
  INSURANCE 1.1%
  Selective Insurance Group, Inc.                       200              10,522
  Delphi Financial Group, Inc. --
    Class A                                             260              10,369
  Ohio Casualty Corp.                                   370               9,572
  National Financial Partners Corp.                     230               9,437

                                              See Notes to Financial Statements.


54 | THE RYDEX SERIES FUNDS SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS  (UNAUDITED) (CONTINUED)              September 30, 2006
--------------------------------------------------------------------------------
  RUSSELL 2000(R) FUND
--------------------------------------------------------------------------------

                                                                         MARKET
                                                                          VALUE
                                                     SHARES            (NOTE 1)
--------------------------------------------------------------------------------

  ProAssurance Corp.*                                   190     $         9,363
  Zenith National Insurance Corp.                       230               9,175
  LandAmerica Financial Group, Inc.                     116               7,632
  Argonaut Group, Inc.*                                 240               7,447
  RLI Corp.                                             146               7,415
  Infinity Property & Casualty Corp.                    150               6,169
  Safety Insurance Group, Inc.                          126               6,131
  Tower Group, Inc.                                     120               4,002
  Navigators Group, Inc.*                                76               3,649
  SeaBright Insurance Holdings, Inc.*                   230               3,213
  Odyssey Re Holdings Corp.                              90               3,040
  American Physicians Capital, Inc.*                     50               2,419
                                                                ---------------
  TOTAL INSURANCE                                                       109,555
                                                                ---------------
  THRIFTS & MORTGAGE FINANCE 1.0%
  First Niagara Financial Group, Inc.                   690              10,060
  MAF Bancorp, Inc.                                     240               9,910
  Downey Financial Corp.                                130               8,650
  Corus Bankshares, Inc.                                320               7,155
  FirstFed Financial Corp.*                             126               7,147
  PFF Bancorp, Inc.                                     190               7,038
  Harbor Florida Bancshares, Inc.                       140               6,203
  Fremont General Corp.                                 430               6,016
  Accredited Home Lenders Holding Co.*                  150               5,391
  W Holding Co., Inc.                                   840               4,964
  TierOne Corp.                                         140               4,750
  Flagstar Bancorp, Inc.                                320               4,656
  Triad Guaranty, Inc.*                                  90               4,605
  Franklin Bank Corp.*                                  220               4,374
  Ocwen Financial Corp., Inc.*                          280               4,172
  Fidelity Bankshares, Inc.                              80               3,121
  Commercial Capital Bancorp, Inc.                      140               2,232
                                                                ---------------
  TOTAL THRIFTS & MORTGAGE FINANCE                                      100,444
                                                                ---------------
  CAPITAL MARKETS 0.6%
  Waddell & Reed Financial, Inc. -- Class A             510              12,622
  Knight Capital Group, Inc. -- Class A*                660              12,012
  Piper Jaffray Cos., Inc.*                             140               8,487
  LaBranche & Co., Inc.*                                510               5,289
  Calamos Asset Management, Inc. -- Class A             180               5,277
  optionsXpress Holdings, Inc.                          150               4,182
  Apollo Investment Corp.                               180               3,692
  GFI Group, Inc.*                                       40               2,212
                                                                ---------------
  TOTAL CAPITAL MARKETS                                                  53,773
                                                                ---------------
  CONSUMER FINANCE 0.4%
  Cash America International, Inc.                      180               7,035
  World Acceptance Corp.*                               150               6,597
  Advanta Corp.                                         140               5,166
  CompuCredit Corp.*                                    160               4,834
  First Cash Financial Services, Inc.*                  180               3,706

                                                                         MARKET
                                                                          VALUE
                                                     SHARES            (NOTE 1)
--------------------------------------------------------------------------------

  Advance America Cash Advance Centers, Inc.            220     $         3,172
  Ezcorp, Inc. -- Class A*                               80               3,094
  Asta Funding, Inc.                                     80               2,999
                                                                ---------------
  TOTAL CONSUMER FINANCE                                                 36,603
                                                                ---------------
  DIVERSIFIED FINANCIALS 0.1%
  Financial Federal Corp.                               200               5,360
  Portfolio Recovery Associates, Inc.*                  116               5,089
  International Securities Exchange
    Holdings, Inc.                                       80               3,751
                                                                ---------------
  TOTAL DIVERSIFIED FINANCIALS                                           14,200
                                                                ---------------
TOTAL FINANCIALS                                                        992,122
                                                                ---------------
INFORMATION TECHNOLOGY 8.5%
  SOFTWARE 1.8%
  Sybase, Inc.*                                         530              12,847
  Hyperion Solutions Corp.*                             350              12,068
  TIBCO Software, Inc.*                               1,320              11,854
  Micros Systems, Inc.*                                 240              11,741
  Ansys, Inc.*                                          210               9,278
  Transaction Systems Architects,
    Inc. -- Class A*                                    240               8,237
  Kronos, Inc.*                                         240               8,182
  Intergraph Corp.*                                     190               8,147
  MicroStrategy, Inc. -- Class A*                        80               8,146
  Internet Security Systems, Inc.*                      280               7,773
  Macrovision Corp.*                                    310               7,344
  Informatica Corp.*                                    540               7,339
  Quest Software, Inc.*                                 470               6,712
  Net 1 UEPS Technologies, Inc.*                        290               6,629
  Lawson Software, Inc.*                                910               6,597
  Nuance Communications, Inc.*                          780               6,373
  Advent Software, Inc.*                                140               5,069
  Open Solutions, Inc.*                                 156               4,494
  Quality Systems, Inc.                                 106               4,112
  Ultimate Software Group, Inc.*                        170               4,000
  Progress Software Corp.*                              150               3,900
  Witness Systems, Inc.*                                210               3,681
  i2 Technologies, Inc.*                                180               3,371
  Aspen Technology, Inc.*                               300               3,276
  SPSS, Inc.*                                           130               3,241
  Filenet Corp.*                                         90               3,135
  Smith Micro Software, Inc.*                           150               2,157
                                                                ---------------
  TOTAL SOFTWARE                                                        179,703
                                                                ---------------
  SEMICONDUCTOR & SEMICONDUCTOR EQUIPMENT 1.8%
  Varian Semiconductor Equipment
    Associates, Inc.*                                   340              12,478
  Formfactor, Inc.*                                     270              11,375
  Cymer, Inc.*                                          230              10,099
  RF Micro Devices, Inc.*                             1,200               9,096
  Trident Microsystems, Inc.*                           370               8,606
  Microsemi Corp.*                                      426               8,030
  Silicon Image, Inc.*                                  600               7,632

See Notes to Financial Statements.


                                  THE RYDEX SERIES FUNDS SEMI-ANNUAL REPORT | 55

SCHEDULE OF INVESTMENTS  (UNAUDITED) (CONTINUED)              September 30, 2006
--------------------------------------------------------------------------------
  RUSSELL 2000(R) FUND
--------------------------------------------------------------------------------

                                                                         MARKET
                                                                          VALUE
                                                     SHARES            (NOTE 1)
--------------------------------------------------------------------------------

  ATMI, Inc.*                                           258     $         7,500
  Zoran Corp.*                                          408               6,561
  Diodes, Inc.*                                         150               6,476
  Atheros Communications, Inc.*                         350               6,346
  ON Semiconductor Corp.*                             1,030               6,056
  OmniVision Technologies, Inc.*                        420               5,993
  Cabot Microelectronics Corp.*                         196               5,649
  MKS Instruments, Inc.*                                276               5,606
  Micrel, Inc.*                                         580               5,562
  DSP Group, Inc.*                                      230               5,256
  Cirrus Logic, Inc.*                                   690               5,030
  Kulicke & Soffa Industries, Inc.*                     530               4,685
  Advanced Energy Industries, Inc.*                     260               4,430
  Amkor Technology, Inc.*                               840               4,334
  Supertex, Inc.*                                        90               3,498
  Semtech Corp.*                                        270               3,445
  Veeco Instruments, Inc.*                              170               3,426
  Cohu, Inc.                                            190               3,388
  Intevac, Inc.*                                        200               3,360
  AMIS Holdings, Inc.*                                  340               3,227
  Netlogic Microsystems, Inc.*                          120               3,044
  Asyst Technologies, Inc.*                             300               2,028
                                                                ---------------
  TOTAL SEMICONDUCTOR &
    SEMICONDUCTOR EQUIPMENT                                             172,216
                                                                ---------------
  ELECTRONIC EQUIPMENT & INSTRUMENTS 1.3%
  Flir Systems, Inc.*                                   430              11,679
  Benchmark Electronics, Inc.*                          400              10,752
  Itron, Inc.*                                          166               9,263
  Global Imaging Systems, Inc.*                         360               7,945
  Rogers Corp.*                                         120               7,410
  Coherent, Inc.*                                       196               6,793
  Anixter International, Inc.                           120               6,777
  Rofin-Sinar Technologies, Inc.*                       108               6,563
  Littelfuse, Inc.*                                     170               5,899
  Plexus Corp.*                                         286               5,491
  Scansource, Inc.*                                     180               5,460
  Daktronics, Inc.                                      250               5,173
  Cogent, Inc.*                                         360               4,943
  Brightpoint, Inc.*                                    320               4,550
  Park Electrochemical Corp.                            140               4,435
  MTS Systems Corp.                                     136               4,398
  Electro Scientific Industries, Inc.*                  190               3,914
  TTM Technologies, Inc.*                               320               3,744
  CTS Corp.                                             240               3,307
  SYNNEX Corp.*                                         140               3,221
  Zygo Corp., Inc.*                                     230               2,933
  Agilsys, Inc.                                         200               2,808
  Checkpoint Systems, Inc.*                             130               2,146
                                                                ---------------
  TOTAL ELECTRONIC EQUIPMENT & INSTRUMENTS                              129,604
                                                                ---------------
  INTERNET SOFTWARE & SERVICES 1.2%
  Digital River, Inc.*                                  240              12,269
  ValueClick, Inc.*                                     620              11,495
  aQuantive, Inc.*                                      450              10,629

                                                                         MARKET
                                                                          VALUE
                                                     SHARES            (NOTE 1)
--------------------------------------------------------------------------------

  j2 Global Communications, Inc.*                       316     $         8,586
  RealNetworks, Inc.*                                   740               7,851
  EarthLink, Inc.*                                      990               7,197
  Digitas, Inc.*                                        740               7,119
  Websense, Inc.*                                       326               7,045
  Digital Insight Corp.*                                210               6,157
  United Online, Inc.                                   490               5,968
  CNET Networks, Inc.*                                  520               4,982
  SonicWALL, Inc.*                                      410               4,477
  WebEx Communications, Inc.*                           110               4,292
  InfoSpace, Inc.*                                      220               4,057
  Vignette Corp.*                                       220               2,979
  Internap Network Services Corp.*                      190               2,892
  Click Commerce, Inc.*                                 110               2,488
  TheStreet.com, Inc.                                   200               2,128
                                                                ---------------
  TOTAL INTERNET SOFTWARE & SERVICES                                    112,611
                                                                ---------------
  COMMUNICATIONS EQUIPMENT 1.1%
  Polycom, Inc.*                                        520              12,756
  Foundry Networks, Inc.*                               930              12,229
  Interdigital Communications Corp.*                    340              11,594
  CommScope, Inc.*                                      346              11,369
  ADTRAN, Inc.                                          440              10,490
  Avocent Corp.*                                        290               8,735
  Arris Group, Inc.*                                    700               8,022
  Redback Networks, Inc.*                               380               5,274
  Black Box Corp.                                       126               4,904
  Netgear, Inc.*                                        200               4,118
  ViaSat, Inc.*                                         140               3,511
  Blue Coat Systems, Inc.*                              170               3,062
  Radyne Corp., Inc.*                                   240               2,938
  Packeteer, Inc.*                                      310               2,669
  Sirenza Microdevices, Inc.*                           250               1,975
                                                                ---------------
  TOTAL COMMUNICATIONS EQUIPMENT                                        103,646
                                                                ---------------
  IT CONSULTING & SERVICES 0.8%
  CACI International, Inc. -- Class A*                  210              11,552
  MPS Group, Inc.*                                      680              10,275
  BISYS Group, Inc.*                                    770               8,362
  CSG Systems International, Inc.*                      290               7,665
  eFunds Corp.*                                         300               7,254
  Perot Systems Corp. -- Class A*                       520               7,171
  Talx Corp.                                            260               6,375
  Mantech International Corp. -- Class A*               136               4,489
  Keane, Inc.*                                          310               4,467
  SRA International, Inc. -- Class A*                   130               3,908
  SYKES Enterprises, Inc.*                              160               3,256
  Lightbridge, Inc.*                                    250               2,930
  Euronet Worldwide, Inc.*                               90               2,209
                                                                ---------------
  TOTAL IT CONSULTING & SERVICES                                         79,913
                                                                ---------------
  COMPUTERS & PERIPHERALS 0.5%
  Brocade Communications Systems, Inc.*               1,660              11,720
  Imation Corp.                                         250              10,037
  Palm, Inc.*                                           680               9,901

                                              See Notes to Financial Statements.


56 | THE RYDEX SERIES FUNDS SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS  (UNAUDITED) (CONTINUED)              September 30, 2006
--------------------------------------------------------------------------------
  RUSSELL 2000(R) FUND
--------------------------------------------------------------------------------

                                                                         MARKET
                                                                          VALUE
                                                     SHARES            (NOTE 1)
--------------------------------------------------------------------------------

  Electronics for Imaging, Inc.*                        340     $         7,779
  Komag, Inc.*                                          230               7,351
  Synaptics, Inc.*                                      166               4,045
                                                                ---------------
  TOTAL COMPUTERS & PERIPHERALS                                          50,833
                                                                ---------------
TOTAL INFORMATION TECHNOLOGY                                            828,526
                                                                ---------------
CONSUMER DISCRETIONARY 7.1%
  SPECIALTY RETAIL 1.9%
  Rent-A-Center, Inc.*                                  420              12,302
  Charming Shoppes, Inc.*                               820              11,710
  Aeropostale, Inc.*                                    390              11,400
  Men's Wearhouse, Inc.                                 300              11,163
  Regis Corp.                                           286              10,253
  Payless Shoesource, Inc.*                             398               9,910
  Tween Brands, Inc.*                                   230               8,648
  Pantry, Inc.*                                         150               8,455
  Gymboree Corp.*                                       200               8,436
  Group 1 Automotive, Inc.                              166               8,283
  Dress Barn, Inc.*                                     376               8,204
  Pacific Sunwear of California, Inc.*                  490               7,389
  Stage Stores, Inc.                                    250               7,335
  Select Comfort Corp.*                                 330               7,220
  Guess ?, Inc.*                                        148               7,182
  Hibbett Sporting Goods, Inc.*                         270               7,069
  Christopher & Banks Corp.                             236               6,957
  Cato Corp. -- Class A                                 280               6,135
  Genesco, Inc.*                                        176               6,067
  Sonic Automotive, Inc.                                220               5,080
  CSK Auto Corp.*                                       360               5,076
  Talbots, Inc.                                         150               4,088
  Shoe Carnival, Inc.*                                  140               3,531
  Citi Trends, Inc.*                                     70               2,416
                                                                ---------------
  TOTAL SPECIALTY RETAIL                                                184,309
                                                                ---------------
  HOTELS, RESTAURANTS & LEISURE 1.3%
  Jack in the Box, Inc.*                                228              11,897
  Sonic Corp.*                                          520              11,757
  Ruby Tuesday, Inc.                                    390              10,994
  Pinnacle Entertainment, Inc.*                         310               8,717
  CBRL Group, Inc.                                      190               7,682
  CKE Restaurants, Inc.                                 446               7,457
  Vail Resorts, Inc.*                                   180               7,204
  Rare Hospitality International, Inc.*                 230               7,029
  Bob Evans Farms, Inc.                                 230               6,965
  CEC Entertainment, Inc.*                              210               6,617
  Domino's Pizza, Inc.                                  256               6,566
  Papa John's International, Inc.*                      176               6,355
  WMS Industries, Inc.*                                 210               6,134
  IHOP Corp.                                            128               5,933
  Texas Roadhouse Co., Inc.*                            330               4,052
  Ameristar Casinos, Inc.                               170               3,691
  Landry's Restaurants, Inc.                            116               3,497
  Speedway Motorsports, Inc.                             96               3,495
  Dover Downs Gaming & Entertainment, Inc.              240               2,916

                                                                         MARKET
                                                                          VALUE
                                                     SHARES            (NOTE 1)
--------------------------------------------------------------------------------

  Monarch Casino & Resort, Inc.*                        120     $         2,327
  Shuffle Master, Inc.*                                  80               2,161
                                                                ---------------
  TOTAL HOTELS, RESTAURANTS & LEISURE                                   133,446
                                                                ---------------
  TEXTILES & APPAREL 0.9%
  Phillips-Van Heusen Corp.                             320              13,366
  Wolverine World Wide, Inc.                            370              10,475
  Brown Shoe Co., Inc.                                  190               6,810
  Carter's, Inc.*                                       240               6,334
  K-Swiss, Inc. -- Class A                              208               6,252
  Warnaco Group, Inc.*                                  320               6,189
  Kellwood Co.                                          200               5,766
  Fossil, Inc.*                                         260               5,600
  Steven Madden Ltd.                                    130               5,101
  Columbia Sportswear Co.*                               90               5,025
  Oxford Industries, Inc.                               100               4,291
  Iconix Brand Group, Inc.*                             250               4,025
  Deckers Outdoor Corp.*                                 80               3,786
  True Religion Apparel, Inc.*                          120               2,533
                                                                ---------------
  TOTAL TEXTILES & APPAREL                                               85,553
                                                                ---------------
  MEDIA 0.8%
  Catalina Marketing Corp.                              300               8,250
  Lee Enterprises, Inc.                                 320               8,077
  Scholastic Corp.*                                     230               7,164
  Arbitron, Inc.                                        190               7,032
  Valassis Communications, Inc.*                        380               6,707
  RCN Corp.*                                            220               6,226
  Entercom Communications Corp.                         230               5,796
  Interactive Data Corp.*                               270               5,386
  CKX, Inc.*                                            430               5,354
  Westwood One, Inc.                                    610               4,319
  Morningstar, Inc.*                                     90               3,321
  Cumulus Media, Inc. -- Class A*                       300               2,868
  Journal Register Co.                                  450               2,552
  Citadel Broadcasting Corp.                            250               2,350
  Playboy Enterprises, Inc. -- Class B*                 240               2,258
  World Wrestling Entertainment, Inc.                   130               2,136
                                                                ---------------
  TOTAL MEDIA                                                            79,796
                                                                ---------------
  HOUSEHOLD DURABLES 0.6%
  American Greetings Corp. -- Class A                   400               9,248
  Yankee Candle Co., Inc.                               286               8,371
  Ethan Allen Interiors, Inc.                           230               7,972
  Tempur-Pedic International, Inc.*                     420               7,211
  Meritage Homes Corp.*                                 170               7,074
  Furniture Brands International, Inc.                  340               6,474
  Champion Enterprises, Inc.*                           680               4,692
  Interface, Inc. -- Class A*                           346               4,456
  Brookfield Homes Corp.                                130               3,661
                                                                ---------------
  TOTAL HOUSEHOLD DURABLES                                               59,159
                                                                ---------------

See Notes to Financial Statements.


                                  THE RYDEX SERIES FUNDS SEMI-ANNUAL REPORT | 57

SCHEDULE OF INVESTMENTS  (UNAUDITED) (CONTINUED)              September 30, 2006
--------------------------------------------------------------------------------
  RUSSELL 2000(R) FUND
--------------------------------------------------------------------------------

                                                                         MARKET
                                                                          VALUE
                                                     SHARES            (NOTE 1)
--------------------------------------------------------------------------------

  COMMERCIAL SERVICES & SUPPLIES 0.5%
  Sotheby's Holdings, Inc. -- Class A                   370     $        11,929
  Strayer Education, Inc.                                90               9,739
  DeVry, Inc.*                                          420               8,934
  Bright Horizons Family Solutions, Inc.*               180               7,511
  Jackson Hewitt Tax Service, Inc.                      210               6,302
  Corinthian Colleges, Inc.*                            520               5,621
                                                                ---------------
  TOTAL COMMERCIAL SERVICES & SUPPLIES                                   50,036
                                                                ---------------
  AUTO COMPONENTS 0.3%
  Tenneco Automotive, Inc.*                             320               7,485
  ArvinMeritor, Inc.                                    500               7,120
  LKQ Corp.*                                            290               6,371
  Drew Industries, Inc.*                                130               3,284
  Aftermarket Technology Corp.*                         150               2,664
                                                                ---------------
  TOTAL AUTO COMPONENTS                                                  26,924
                                                                ---------------
  LEISURE EQUIPMENT & PRODUCTS 0.2%
  Marvel Entertainment, Inc.*                           320               7,725
  RC2 Corp.*                                            160               5,365
  Jakks Pacific, Inc.*                                  186               3,316
  MarineMax, Inc.*                                      130               3,308
  Oakley, Inc.                                          180               3,069
                                                                ---------------
  TOTAL LEISURE EQUIPMENT & PRODUCTS                                     22,783
                                                                ---------------
  INTERNET & CATALOG RETAIL 0.2%
  Priceline.com, Inc.*                                  200               7,358
  Netflix, Inc.*                                        250               5,695
  Stamps.com, Inc.*                                     138               2,630
  PetMed Express, Inc.*                                 220               2,297
                                                                ---------------
  TOTAL INTERNET & CATALOG RETAIL                                        17,980
                                                                ---------------
  MULTILINE RETAIL 0.2%
  Big Lots, Inc.*                                       670              13,273
  Bon-Ton Stores, Inc.                                  100               2,974
                                                                ---------------
  TOTAL MULTILINE RETAIL                                                 16,247
                                                                ---------------
  DISTRIBUTORS 0.1%
  Building Material Holding Corp.                       250               6,505
  Keystone Automotive Industries, Inc.*                 130               4,942
                                                                ---------------
  TOTAL DISTRIBUTORS                                                     11,447
                                                                ---------------
  AUTOMOBILES 0.1%
  Winnebago Industries, Inc.                            220               6,904
                                                                ---------------
  TOTAL AUTOMOBILES                                                       6,904
                                                                ---------------
TOTAL CONSUMER DISCRETIONARY                                            694,584
                                                                ---------------
INDUSTRIALS 6.2%
  COMMERCIAL SERVICES & SUPPLIES 1.7%
  Watson Wyatt & Co. Holdings                           270              11,048
  Waste Connections, Inc.*                              270              10,236
  Brady Corp. -- Class A                                278               9,775
  United Stationers, Inc.*                              200               9,302
  Herman Miller, Inc.                                   230               7,868
  John H. Harland Co.                                   200               7,290

                                                                         MARKET
                                                                          VALUE
                                                     SHARES            (NOTE 1)
--------------------------------------------------------------------------------

  Resources Connection, Inc.*                           270     $         7,233
  Banta Corp.                                           150               7,140
  Korn/Ferry International, Inc.*                       330               6,910
  Deluxe Corp.                                          400               6,840
  Advisory Board Co.*                                   128               6,467
  Mine Safety Appliances Co.                            176               6,273
  FTI Consulting, Inc.*                                 250               6,265
  Viad Corp.                                            176               6,232
  American Reprographics Co.*                           180               5,771
  Labor Ready, Inc.*                                    340               5,416
  Administaff, Inc.                                     160               5,392
  Heidrick & Struggles International, Inc.*             130               4,680
  CoStar Group, Inc.*                                   110               4,545
  Clean Harbors, Inc.*                                  100               4,355
  Consolidated Graphics, Inc.*                           66               3,971
  Rollins, Inc.                                         180               3,800
  Amrep Corp. PLC -- SP ADR                              70               3,421
  ICT Group, Inc.*                                       90               2,832
  School Specialty, Inc.*                                80               2,823
  Kenexa Corp. -- Class A*                              110               2,774
  Volt Information Sciences, Inc.*                       70               2,489
  Spherion Corp.*                                       330               2,360
                                                                ---------------
  TOTAL COMMERCIAL SERVICES & SUPPLIES                                  163,508
                                                                ---------------
  MACHINERY 1.2%
  Navistar International Corp.*                         440              11,361
  Mueller Industries, Inc.                              280               9,848
  Actuant Corp. -- Class A                              180               9,018
  Nordson Corp.                                         200               7,972
  Wabtec Corp.                                          290               7,868
  Briggs & Stratton Corp.                               270               7,438
  Watts Industries, Inc. -- Class A                     210               6,670
  Kaydon Corp.                                          180               6,664
  Freightcar America, Inc.                              110               5,830
  NACCO Industries, Inc. -- Class A                      40               5,436
  Albany International Corp. -- Class A                 170               5,409
  Barnes Group, Inc.                                    276               4,847
  Bucyrus International, Inc. -- Class A                100               4,242
  EnPro Industries, Inc.*                               140               4,208
  Ampco-Pittsburgh Corp. PLC -- SP ADR                  100               3,093
  Middleby Corp.*                                        40               3,082
  Accuride Corp.*                                       270               2,973
  Dynamic Materials Corp.                                90               2,918
  American Science & Engineering, Inc.*                  60               2,911
  Astec Industries, Inc.*                               110               2,777
  Columbus McKinnon Corp. -- Class A*                   110               1,983
                                                                ---------------
  TOTAL MACHINERY                                                       116,548
                                                                ---------------

                                              See Notes to Financial Statements.


58 | THE RYDEX SERIES FUNDS SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS  (UNAUDITED) (CONTINUED)              September 30, 2006
--------------------------------------------------------------------------------
  RUSSELL 2000(R) FUND
--------------------------------------------------------------------------------

                                                                         MARKET
                                                                          VALUE
                                                     SHARES            (NOTE 1)
--------------------------------------------------------------------------------

  ELECTRICAL EQUIPMENT 0.8%
  Acuity Brands, Inc.                                   280     $        12,712
  General Cable Corp.*                                  300              11,463
  Belden CDT, Inc.                                      280              10,704
  Genlyte Group, Inc.*                                  140               9,968
  Regal-Beloit Corp.                                    210               9,135
  Woodward Governor Co.                                 196               6,574
  A.O. Smith Corp.                                      136               5,363
  Superior Essex, Inc.*                                 126               4,316
  Lamson & Sessions Co., Inc.*                          120               2,858
                                                                ---------------
  TOTAL ELECTRICAL EQUIPMENT                                             73,093
                                                                ---------------
  AEROSPACE & DEFENSE 0.7%
  Hexcel Corp.*                                         590               8,349
  Moog, Inc. -- Class A*                                240               8,319
  Teledyne Technologies, Inc.*                          206               8,158
  BE Aerospace, Inc.*                                   370               7,803
  Ceradyne, Inc.*                                       170               6,985
  Orbital Sciences Corp.*                               370               6,945
  Triumph Group, Inc.                                   120               5,082
  United Industrial Corp.                                80               4,280
  EDO Corp.                                             130               2,974
  Ladish Co., Inc.*                                     100               2,888
  Esterline Technologies Corp.*                          80               2,701
  Herley Industries, Inc.*                              180               2,228
                                                                ---------------
  TOTAL AEROSPACE & DEFENSE                                              66,712
                                                                ---------------
  BUILDING PRODUCTS 0.4%
  NCI Building Systems, Inc.*                           126               7,329
  Universal Forest Products, Inc.                       140               6,867
  Simpson Manufacturing Co., Inc.                       250               6,757
  ElkCorp                                               126               3,421
  Builders FirstSource, Inc.*                           200               3,046
  American Woodmark Corp.                                90               3,032
  PW Eagle, Inc.                                         90               2,701
  Ameron International Corp.                             40               2,658
  Insteel Industries, Inc.                              110               2,186
                                                                ---------------
  TOTAL BUILDING PRODUCTS                                                37,997
                                                                ---------------
  CONSTRUCTION & ENGINEERING 0.3%
  EMCOR Group, Inc.*                                    210              11,516
  Granite Construction, Inc.                            210              11,204
  Washington Group International, Inc.                  190              11,183
                                                                ---------------
  TOTAL CONSTRUCTION & ENGINEERING                                       33,903
                                                                ---------------
  TRADING COMPANIES & DISTRIBUTORS 0.3%
  Watsco, Inc.                                          170               7,822
  Beacon Roofing Supply, Inc.*                          360               7,286
  UAP Holding Corp.                                     338               7,223
  Applied Industrial Technologies, Inc.                 280               6,832
  BlueLinx Holdings, Inc.                               210               1,999
                                                                ---------------
  TOTAL TRADING COMPANIES & DISTRIBUTORS                                 31,162
                                                                ---------------

                                                                         MARKET
                                                                         VALUE
                                                     SHARES            (NOTE 1)
--------------------------------------------------------------------------------

  ROAD & RAIL 0.3%
  Arkansas Best Corp.                                   160     $         6,885
  Genesee & Wyoming, Inc. -- Class A*                   286               6,641
  Heartland Express, Inc.                               390               6,115
  Knight Transportation, Inc.                           350               5,932
  Amerco, Inc.*                                          70               5,191
                                                                ---------------
  TOTAL ROAD & RAIL                                                      30,764
                                                                ---------------
  AIR FREIGHT & COURIERS 0.3%
  EGL, Inc.*                                            190               6,924
  Pacer International, Inc.                             230               6,385
  Atlas Air Worldwide Holdings Co., Inc.*               140               6,093
  HUB Group, Inc. -- Class A*                           266               6,059
  Forward Air Corp.                                      60               1,985
                                                                ---------------
  TOTAL AIR FREIGHT & COURIERS                                           27,446
                                                                ---------------
  AIRLINES 0.2%
  SkyWest, Inc.                                         430              10,544
  AirTran Holdings, Inc.*                               540               5,357
  Republic Airways Holdings, Inc.*                      270               4,190
  ExpressJet Holdings, Inc.*                            450               2,974
                                                                ---------------
  TOTAL AIRLINES                                                         23,065
                                                                ---------------
TOTAL INDUSTRIALS                                                       604,198
                                                                ---------------
HEALTH CARE 5.5%
  HEALTH CARE EQUIPMENT & SUPPLIES 2.0%
  Hologic, Inc.*                                        300              13,056
  Mentor Corp.                                          230              11,590
  Steris Corp.                                          430              10,346
  Immucor, Inc.*                                        460              10,308
  Kyphon, Inc.*                                         270              10,103
  Varian, Inc.*                                         210               9,633
  Bio--Rad Laboratories, Inc. -- Class A*               136               9,619
  Haemonetics Corp.*                                    180               8,424
  West Pharmaceutical Services, Inc.                    196               7,697
  Dionex Corp.*                                         150               7,641
  American Medical Systems Holdings, Inc.*              410               7,556
  ArthroCare Corp.*                                     160               7,498
  Lifecell Corp.*                                       226               7,282
  PolyMedica Corp.                                      166               7,106
  DJ Orthopedics, Inc.*                                 168               6,977
  Thoratec Corp.*                                       390               6,088
  Biosite, Inc.*                                        120               5,548
  Integra LifeSciences Holdings Corp.*                  148               5,547
  Palomar Medical Technologies, Inc.*                   128               5,402
  ICU Medical, Inc.*                                    100               4,548
  Conmed Corp.*                                         180               3,800
  OraSure Technologies, Inc.*                           450               3,618
  SurModics, Inc.*                                      100               3,512

See Notes to Financial Statements.


                                  THE RYDEX SERIES FUNDS SEMI-ANNUAL REPORT | 59

SCHEDULE OF INVESTMENTS  (UNAUDITED) (CONTINUED)              September 30, 2006
--------------------------------------------------------------------------------
  RUSSELL 2000(R) FUND
--------------------------------------------------------------------------------

                                                                         MARKET
                                                                          VALUE
                                                     SHARES            (NOTE 1)
--------------------------------------------------------------------------------

  Abaxis, Inc.*                                         150     $         3,508
  Quidel Corp.*                                         240               3,389
  PharmaNet Development Group, Inc.*                    170               3,303
  Meridian Bioscience, Inc.                             140               3,291
  Candela Corp.*                                        290               3,164
  Zoll Medical Corp.*                                    60               2,153
  Molecular Devices Corp.*                              116               2,145
                                                                ---------------
  TOTAL HEALTH CARE EQUIPMENT & SUPPLIES                                193,852
                                                                ---------------
  BIOTECHNOLOGY 1.5%
  OSI Pharmaceuticals, Inc.*                            330              12,385
  ICOS Corp.*                                           440              11,027
  Myogen, Inc.*                                         300              10,524
  Alkermes, Inc.*                                       660              10,461
  Illumina, Inc.*                                       290               9,582
  BioMarin Pharmaceuticals, Inc.*                       580               8,253
  United Therapeutics Corp.*                            156               8,196
  Cubist Pharmaceuticals, Inc.*                         350               7,609
  Digene Corp.*                                         156               6,731
  Myriad Genetics, Inc.*                                270               6,656
  Nuvelo, Inc.*                                         360               6,566
  Martek Biosciences Corp.*                             300               6,453
  Telik, Inc.*                                          360               6,404
  Pharmion Corp.*                                       230               4,957
  Senomyx, Inc.*                                        276               4,242
  Progenics Pharmaceuticals, Inc.*                      180               4,223
  Alnylam Pharmaceuticals, Inc.*                        250               3,603
  Savient Pharmaceuticals, Inc.*                        480               3,125
  BioCryst Pharmaceuticals, Inc.*                       220               2,743
  Keryx Biopharmaceuticals, Inc.*                       230               2,721
  Alexion Pharmaceuticals, Inc.*                         80               2,718
  Tanox, Inc.*                                          228               2,695
  Phase Forward, Inc.*                                  200               2,388
  Renovis, Inc.*                                        150               2,064
                                                                ---------------
  TOTAL BIOTECHNOLOGY                                                   146,326
                                                                ---------------
  HEALTH CARE PROVIDERS & SERVICES 1.3%
  Psychiatric Solutions, Inc.*                          330              11,250
  Magellan Health Services, Inc.*                       250              10,650
  AMERIGROUP Corp.*                                     350              10,342
  Sunrise Senior Living, Inc.*                          330               9,857
  Owens & Minor, Inc.                                   238               7,828
  United Surgical Partners
    International, Inc.*                                288               7,151
  Apria Healthcare Group, Inc.*                         350               6,909
  inVentiv Health, Inc.*                                210               6,726
  Per-Se Technologies, Inc.*                            246               5,604
  Chemed Corp.                                          170               5,484
  LCA-Vision, Inc.                                      128               5,288
  Centene Corp.*                                        300               4,932
  Amedisys, Inc.*                                       120               4,760
  HealthExtras, Inc.*                                   160               4,530
  PRA International*                                    160               4,270
  The Trizetto Group, Inc.*                             270               4,088

                                                                         MARKET
                                                                          VALUE
                                                     SHARES            (NOTE 1)
--------------------------------------------------------------------------------

  Gentiva Health Services, Inc.*                        240     $         3,946
  Computer Programs & Systems, Inc.                      90               2,949
  Omnicell, Inc.*                                       160               2,862
  Molina Healthcare, Inc.*                               80               2,829
  Air Methods Corp. -- SP ADR*                          100               2,360
  Odyssey HealthCare, Inc.*                             160               2,269
                                                                ---------------
  TOTAL HEALTH CARE PROVIDERS & SERVICES                                126,884
                                                                ---------------
  PHARMACEUTICALS 0.7%
  Valeant Pharmaceuticals International                 580              11,472
  MGI Pharma, Inc.*                                     480               8,261
  Perrigo Co.                                           460               7,806
  KV Pharmaceutical Co.*                                300               7,110
  Viropharma, Inc.*                                     570               6,937
  Alpharma, Inc. -- Class A                             276               6,456
  Noven Pharmaceuticals, Inc.*                          190               4,583
  Sciele Pharma, Inc.*                                  240               4,521
  Kendle International, Inc.*                           110               3,522
  Pain Therapeutics, Inc.*                              380               3,276
  Bradley Pharmaceuticals, Inc.*                        190               3,025
  New River Pharmaceuticals, Inc.*                      110               2,830
  Medicis Pharmaceutical Corp. -- Class A                80               2,588
  CNS, Inc.                                              90               2,541
                                                                ---------------
  TOTAL PHARMACEUTICALS                                                  74,928
                                                                ---------------
TOTAL HEALTH CARE                                                       541,990
                                                                ---------------
ENERGY 2.3%
  OIL & GAS 1.2%
  Houston Exploration Co.*                              170               9,375
  Giant Industries, Inc.*                                98               7,958
  World Fuel Services Corp.                             190               7,686
  Penn Virginia Corp.                                   120               7,609
  Swift Energy Co.*                                     180               7,528
  Stone Energy Corp.*                                   180               7,286
  Comstock Resources, Inc.*                             250               6,788
  USEC, Inc.                                            680               6,555
  Alpha Natural Resources, Inc.*                        400               6,304
  Berry Petroleum Co. -- Class A                        216               6,083
  Atlas America, Inc.*                                  140               5,975
  Parallel Petroleum Corp.*                             250               5,015
  PetroHawk Energy Corp.*                               450               4,671
  Carrizo Oil & Gas, Inc.*                              170               4,384
  Petroleum Development Corp.*                          106               4,228
  Vaalco Energy, Inc.*                                  530               3,805
  Crosstex Energy, Inc.                                  36               3,225
  Energy Partners Ltd.*                                 120               2,958
  Harvest Natural Resources, Inc.*                      270               2,795
  Alon USA Energy, Inc.                                  90               2,654
  GMX Resources, Inc.*                                   70               2,197
  Edge Petroleum Corp.*                                 110               1,812
                                                                ---------------
  TOTAL OIL & GAS                                                       116,891
                                                                ---------------

                                              See Notes to Financial Statements.


60 | THE RYDEX SERIES FUNDS SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS  (UNAUDITED) (CONTINUED)              September 30, 2006
--------------------------------------------------------------------------------
  RUSSELL 2000(R) FUND
--------------------------------------------------------------------------------

                                                                         MARKET
                                                                          VALUE
                                                     SHARES            (NOTE 1)
--------------------------------------------------------------------------------

  ENERGY EQUIPMENT & SERVICES 1.1%
  Hanover Compressor Co.*                               610     $        11,114
  Universal Compression Holdings, Inc.*                 200              10,690
  Lone Star Technologies, Inc.*                         220              10,644
  NS Group, Inc.*                                       146               9,424
  Grey Wolf, Inc.*                                    1,362               9,098
  Oil States International, Inc.*                       300               8,250
  Atwood Oceanics, Inc.*                                180               8,095
  W-H Energy Services, Inc.*                            190               7,879
  Hydril*                                               120               6,727
  Parker Drilling Co.*                                  898               6,358
  Dril-Quip, Inc.*                                       90               6,091
  Lufkin Industries, Inc.                               108               5,715
  Input/Output, Inc.*                                   570               5,660
  Trico Marine Services, Inc.*                           90               3,038
  Natco Group, Inc.*                                    100               2,880
                                                                ---------------
  TOTAL ENERGY EQUIPMENT & SERVICES                                     111,663
                                                                ---------------
TOTAL ENERGY                                                            228,554
                                                                ---------------
MATERIALS 2.0%
  METALS & MINING 0.8%
  Oregon Steel Mills, Inc.*                             220              10,751
  Cleveland-Cliffs, Inc.                                270              10,290
  Aleris International, Inc.*                           200              10,108
  Chaparral Steel Co.*                                  290               9,877
  Coeur d'Alene Mines Corp.*                          1,850               8,714
  AK Steel Holding Corp.*                               700               8,498
  RTI International Metals, Inc.*                       140               6,101
  Quanex Corp.                                          200               6,070
  Schnitzer Steel Industries, Inc. --
    Class A                                             190               5,993
  Ryerson Tull, Inc.                                    206               4,509
                                                                ---------------
  TOTAL METALS & MINING                                                  80,911
                                                                ---------------
  CHEMICALS 0.8%
  Hercules, Inc.*                                       680              10,724
  OM Group, Inc.*                                       200               8,788
  H.B. Fuller Co.                                       350               8,204
  Georgia Gulf Corp.                                    260               7,129
  NewMarket Corp.                                       120               6,979
  PolyOne Corp.*                                        780               6,498
  Olin Corp.                                            420               6,451
  Spartech Corp.                                        240               6,425
  Rockwood Holdings, Inc.*                              250               4,995
  A. Schulman, Inc.                                     200               4,702
  Pioneer Cos., Inc.*                                   120               2,941
  Zoltek Cos., Inc.*                                     80               2,044
                                                                ---------------
  TOTAL CHEMICALS                                                        75,880
                                                                ---------------
  CONTAINERS & PACKAGING 0.3%
  AptarGroup, Inc.                                      210              10,685
  Greif, Inc. -- Class A                                110               8,812
  Silgan Holdings, Inc.                                 156               5,859
                                                                ---------------
  TOTAL CONTAINERS & PACKAGING                                           25,356
                                                                ---------------

                                                                         MARKET
                                                                          VALUE
                                                     SHARES            (NOTE 1)
--------------------------------------------------------------------------------

  CONSTRUCTION MATERIALS 0.1%
  Headwaters, Inc.*                                     320     $         7,472
  U S Concrete, Inc.*                                   510               3,320
                                                                ---------------
  TOTAL CONSTRUCTION MATERIALS                                           10,792
                                                                ---------------
  PAPER & FOREST PRODUCTS 0.0%
  Deltic Timber Corp.                                    60               2,860
                                                                ---------------
  TOTAL PAPER & FOREST PRODUCTS                                           2,860
                                                                ---------------
TOTAL MATERIALS                                                         195,799
                                                                ---------------
UTILITIES 1.4%
  ELECTRIC UTILITIES 0.6%
  Westar Energy, Inc.                                   510              11,990
  IDACORP, Inc.                                         270              10,209
  Cleco Corp.                                           400              10,096
  Allete, Inc.                                          170               7,387
  El Paso Electric Co.*                                 330               7,372
  Unisource Energy Corp.                                210               6,999
  Otter Tail Power Co.                                  210               6,140
                                                                ---------------
  TOTAL ELECTRIC UTILITIES                                               60,193
                                                                ---------------
  GAS UTILITIES 0.6%
  Piedmont Natural Gas Co.                              460              11,643
  Nicor, Inc.                                           260              11,118
  Southwest Gas Corp.                                   270               8,996
  WGL Holdings, Inc.                                    230               7,208
  Northwest Natural Gas Co.                             170               6,678
  South Jersey Industries, Inc.                         210               6,281
  Laclede Group, Inc.                                   150               4,812
                                                                ---------------
  TOTAL GAS UTILITIES                                                    56,736
                                                                ---------------
  MULTI-UTILITIES 0.2%
  Avista Corp.                                          300               7,104
  PNM Resources, Inc.                                   240               6,617
  Ormat Technologies, Inc.                               60               1,963
                                                                ---------------
  TOTAL MULTI-UTILITIES                                                  15,684
                                                                ---------------
TOTAL UTILITIES                                                         132,613
                                                                ---------------
CONSUMER STAPLES 1.1%
  FOOD PRODUCTS 0.4%
  Flowers Foods, Inc.                                   330               8,870
  Ralcorp Holdings, Inc.*                               160               7,717
  Lancaster Colony Corp.                                160               7,162
  Tootsie Roll Industries, Inc.                         230               6,741
  Hain Celestial Group, Inc.*                           220               5,623
  Imperial Sugar Co., Inc.                               90               2,801
                                                                ---------------
  TOTAL FOOD PRODUCTS                                                    38,914
                                                                ---------------
  FOOD & DRUG RETAILING 0.3%
  Longs Drug Stores Corp.                               210               9,662
  United Natural Foods, Inc.*                           280               8,677
  Central European Distribution Corp.*                  230               5,384
  Wild Oats Markets, Inc.*                              200               3,234
  Nash Finch Co.                                        120               2,824
  Andersons, Inc.                                        80               2,732
                                                                ---------------
  TOTAL FOOD & DRUG RETAILING                                            32,513
                                                                ---------------

See Notes to Financial Statements.


                                  THE RYDEX SERIES FUNDS SEMI-ANNUAL REPORT | 61

SCHEDULE OF INVESTMENTS  (UNAUDITED) (CONCLUDED)              September 30, 2006
--------------------------------------------------------------------------------
  RUSSELL 2000(R) FUND
--------------------------------------------------------------------------------

                                                                         MARKET
                                                                          VALUE
                                                     SHARES            (NOTE 1)
--------------------------------------------------------------------------------

PERSONAL PRODUCTS 0.3%
  NBTY, Inc.*                                           360     $        10,537
  Chattem, Inc.*                                        140               4,917
  American Oriental Bioengineering,
    Inc. PLC -- SP ADR*                                 560               3,405
  Elizabeth Arden, Inc.*                                200               3,232
  Prestige Brands Holdings, Inc. --
    Class A*                                            290               3,231
  USANA Health Sciences, Inc.*                           50               2,229
                                                                ---------------
  TOTAL PERSONAL PRODUCTS                                                27,551
                                                                ---------------
  HOUSEHOLD PRODUCTS 0.1%
  Central Garden and Pet Co.*                           150               7,239
                                                                ---------------
  TOTAL HOUSEHOLD PRODUCTS                                                7,239
                                                                ---------------
  BEVERAGES 0.0%
  MGP Ingredients, Inc.                                  90               1,914
                                                                ---------------
  TOTAL BEVERAGES                                                         1,914
                                                                ---------------
TOTAL CONSUMER STAPLES                                                  108,131
                                                                ---------------
TELECOMMUNICATION SERVICES 0.6%
  DIVERSIFIED TELECOMMUNICATION SERVICES 0.4%
  Time Warner Telecom, Inc. -- Class A*                 470               8,935
  Cincinnati Bell, Inc.*                              1,610               7,760
  Commonwealth Telephone Enterprises, Inc.              180               7,421
  Iowa Telecommunications Services, Inc.                250               4,947
  Golden Telecom, Inc.                                  140               4,235
  CT Communications, Inc.                               180               3,910
                                                                ---------------
  TOTAL DIVERSIFIED
    TELECOMMUNICATION SERVICES                                           37,208
                                                                ---------------
  WIRELESS TELECOMMUNICATION SERVICES 0.2%
  Dobson Communications Corp. -- Class A*               930               6,529
  iPCS, Inc. -- Class A*                                120               6,426
  USA Mobility, Inc.                                    210               4,796
                                                                ---------------
  TOTAL WIRELESS TELECOMMUNICATION SERVICES                              17,751
                                                                ---------------
TOTAL TELECOMMUNICATION SERVICES                                         54,959
                                                                ---------------
TOTAL COMMON STOCKS
  (Cost $4,233,417)                                                   4,381,476
                                                                ---------------

                                                                         MARKET
                                                       FACE               VALUE
                                                     AMOUNT            (NOTE 1)
--------------------------------------------------------------------------------

REPURCHASE AGREEMENTS 62.6%
Repurchase Agreement (Note 6)
  5.00% due 10/02/06                         $      137,444     $       137,444
  4.95% due 10/02/06                              2,082,332           2,082,332
  4.94% due 10/02/06+                                56,428              56,428
  4.89% due 10/02/06                              1,353,516           1,353,516
  4.80% due 10/02/06                              2,498,798           2,498,798
                                                                ---------------
TOTAL REPURCHASE AGREEMENTS
  (Cost $6,128,518)                                                   6,128,518
                                                                ---------------
TOTAL INVESTMENTS 107.4%
  (Cost $10,361,935)                                            $    10,509,994
                                                                ===============
LIABILITIES IN EXCESS OF
  OTHER ASSETS - (7.4)%                                         $      (728,379)
                                                                ===============
NET ASSETS - 100.0%                                             $     9,781,615
================================================================================

                                                                     UNREALIZED
                                                                    GAIN (LOSS)
                                                  CONTRACTS            (NOTE 1)
--------------------------------------------------------------------------------
FUTURES CONTRACTS PURCHASED
December 2006 Russell 2000(R) Index
  Mini Futures Contracts
  (Aggregate Market Value
  of Contracts $2,335,680)                               32     $        19,385
                                                                ===============

                                                      UNITS
                                             --------------
EQUITY INDEX SWAP AGREEMENTS
November 2006 Russell 2000(R) Index
  Swap, Maturing 11/21/06**
  (Notional Market Value
  $2,451,137)                                         3,378     $       (25,688)
December 2006 Russell 2000(R) Index
  Swap, Maturing 12/27/06**
  (Notional Market Value
  $614,806)                                             847              (5,980)
                                                                ---------------
(TOTAL NOTIONAL MARKET
  VALUE $3,065,943)                                             $       (31,668)
                                                                ===============

 *    NON-INCOME PRODUCING SECURITY.

**    PRICE RETURN BASED ON RUSSELL 2000(R) INDEX +/- FINANCING AT A VARIABLE
      RATE.

 + ALL OR A PORTION OF THIS SECURITY IS HELD AS EQUITY INDEX SWAP COLLATERAL AT SEPTEMBER 30, 2006. ADR -- AMERICAN DEPOSITORY RECEIPT.

                                              See Notes to Financial Statements.


62 | THE RYDEX SERIES FUNDS SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS  (UNAUDITED)                          September 30, 2006
--------------------------------------------------------------------------------
  INVERSE RUSSELL 2000(R) FUND
--------------------------------------------------------------------------------

                                                                         MARKET
                                                       FACE               VALUE
                                                     AMOUNT            (NOTE 1)
--------------------------------------------------------------------------------

REPURCHASE AGREEMENTS 98.5%
Repurchase Agreement (Note 6)
  5.00% due 10/02/06                         $    3,413,851     $     3,413,851
  4.95% due 10/02/06                             51,721,220          51,721,220
  4.94% due 10/02/06+                            16,079,027          16,079,027
  4.89% due 10/02/06                             33,618,793          33,618,793
  4.80% due 10/02/06                             62,065,464          62,065,464
                                                                ---------------
TOTAL REPURCHASE AGREEMENTS
  (Cost $166,898,355)                                               166,898,355
                                                                ---------------
TOTAL INVESTMENTS 98.5%
  (Cost $166,898,355)                                           $   166,898,355
                                                                ===============
OTHER ASSETS IN EXCESS
  OF LIABILITIES - 1.5%                                         $     2,590,435
                                                                ===============
NET ASSETS - 100.0%                                             $   169,488,790
================================================================================

                                                                     UNREALIZED
                                                                           LOSS
                                                  CONTRACTS            (NOTE 1)
--------------------------------------------------------------------------------
FUTURES CONTRACTS SOLD SHORT
December 2006 Russell 2000(R) Index
  Mini Futures Contracts
  (Aggregate Market Value
  of Contracts $28,539,090)                             391     $      (174,937)
                                                                ===============

                                                      UNITS
                                             --------------
EQUITY INDEX SWAP AGREEMENT
SOLD SHORT
November 2006 Russell 2000(R) Index
  Swap, Maturing 11/21/06*
  (Notional Market Value
  $141,006,263)                                     194,333     $    (4,091,077)
                                                                ===============

*     PRICE RETURN BASED ON RUSSELL 2000(R) INDEX +/- FINANCING AT A VARIABLE
      RATE.

+ ALL OR A PORTION OF THIS SECURITY IS HELD AS EQUITY INDEX SWAP COLLATERAL AT SEPTEMBER 30, 2006.

See Notes to Financial Statements.


                                  THE RYDEX SERIES FUNDS SEMI-ANNUAL REPORT | 63

SCHEDULE OF INVESTMENTS  (UNAUDITED)                          September 30, 2006
--------------------------------------------------------------------------------
  GOVERNMENT LONG BOND ADVANTAGE FUND
--------------------------------------------------------------------------------

                                                                         MARKET
                                                       FACE               VALUE
                                                     AMOUNT            (NOTE 1)
--------------------------------------------------------------------------------

U.S. TREASURY OBLIGATIONS 94.8%
U.S. Treasury Bond at
  4.50% due 02/15/36                         $  160,055,000     $   153,327,688
                                                                ---------------
TOTAL U.S. TREASURY OBLIGATIONS
  (Cost $143,828,639)                                               153,327,688
                                                                ---------------
REPURCHASE AGREEMENTS 6.7%
Repurchase Agreement (Note 6)
  5.00% due 10/02/06                                246,646             246,646
  4.95% due 10/02/06                              3,736,792           3,736,792
  4.89% due 10/02/06                              2,428,915           2,428,915
  4.80% due 10/02/06                              4,484,150           4,484,150
                                                                ---------------
TOTAL REPURCHASE AGREEMENTS
  (Cost $10,896,503)                                                 10,896,503
                                                                ---------------
TOTAL INVESTMENTS 101.5%
   (Cost $154,725,142)                                          $   164,224,191
                                                                ===============
LIABILITIES IN EXCESS OF
   OTHER ASSETS - (1.5)%                                        $    (2,447,552)
                                                                ===============
NET ASSETS - 100.0%                                             $   161,776,639
================================================================================

                                                                     UNREALIZED
                                                                           GAIN
                                                  CONTRACTS            (NOTE 1)
--------------------------------------------------------------------------------
FUTURES CONTRACTS PURCHASED
December 2006 U.S. Treasury
  Bond Futures Contracts
  (Aggregate Market Value
  of Contracts $63,267,125)                             563     $     1,123,906
                                                                ===============

                                              See Notes to Financial Statements.


64 | THE RYDEX SERIES FUNDS SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS  (UNAUDITED)                          September 30, 2006
--------------------------------------------------------------------------------
  INVERSE GOVERNMENT LONG BOND MASTER PORTFOLIO
--------------------------------------------------------------------------------

                                                                         MARKET
                                                       FACE               VALUE
                                                     AMOUNT            (NOTE 1)
--------------------------------------------------------------------------------

FEDERAL AGENCY DISCOUNT NOTES 40.1%
Farmer Mac*
  5.13% due 12/15/06                         $   42,463,000     $    42,015,228
Federal Home Loan Bank*
  5.13% due 10/24/06                             50,000,000          49,843,250
  5.07% due 12/20/06                             50,000,000          49,443,708
  5.24% due 10/11/06                             25,000,000          24,967,250
Freddie Mac*
  4.97% due 10/17/06                             50,000,000          49,896,458
  5.01% due 10/17/06+                            50,000,000          49,895,625
  5.02% due 11/21/06+                            50,000,000          49,651,389
  5.00% due 12/29/06+                            50,000,000          49,388,889
                                                                ---------------
TOTAL FEDERAL AGENCY DISCOUNT NOTES
  (Cost $365,101,797)                                               365,101,797
                                                                ---------------

                                                  CONTRACTS
                                             --------------
OPTIONS PURCHASED 0.0%
Call Options on:
  December 2006 U.S. Treasury
    Bond Index Futures Contracts
    Expiring November 2006
    with strike price of 120++                        1,980                  --
                                                                ---------------
TOTAL OPTIONS PURCHASED
  (Cost $39,353)                                                             --
                                                                ---------------

                                                       FACE
                                                     AMOUNT
                                             --------------
REPURCHASE AGREEMENTS 134.4%
Repurchase Agreement (Note 6)
  5.00% due 10/02/06+                        $   12,500,438          12,500,438
  4.95% due 10/02/06+                           189,386,637         189,386,637
  4.89% due 10/02/06+                           123,101,314         123,101,314
  4.80% due 10/02/06+                           227,263,965         227,263,965
Individual Repurchase Agreement
  Lehman Brothers, Inc. at
  4.85% due 10/02/06
  (Secured by U.S. Treasury
  Bonds, at a rate of 4.50%
  and maturing 02/15/36 as
  collateral, with a Market
  Value of $492,276,576)
  and a Maturity Value of
  $482,800,053                                  482,605,000         482,605,000

                                                                         MARKET
                                                       FACE               VALUE
                                                     AMOUNT            (NOTE 1)
--------------------------------------------------------------------------------

Individual Repurchase Agreement
  CitiGroup at 4.90% due 10/02/06
  (Secured by U.S.Treasury Bonds,
  at a rate of 4.50% and maturing
  02/15/36 as collateral, with
  a Market Value of $193,256,013)
  and a Maturity Value of
  $189,538,147                               $  189,460,784     $   189,460,784
                                                                ---------------
TOTAL REPURCHASE AGREEMENTS
  (Cost $1,224,318,138)                                           1,224,318,138
                                                                ---------------
TOTAL LONG TERM SECURITIES 174.5%
  (Cost $1,589,459,288)                                           1,589,419,935
                                                                ---------------
U.S. TREASURY OBLIGATION SOLD SHORT (75.1)%
U.S. Treasury Bond at
  4.50% due 02/15/36                            713,508,000        (683,518,367)
TOTAL U.S. TREASURY OBLIGATION
  SOLD SHORT
  (Proceeds $704,718,709)                                          (683,518,367)
                                                                ---------------
TOTAL SHORT SALES
  (Proceeds $704,718,709)                                          (683,518,367)
                                                                ---------------
TOTAL INVESTMENTS 99.4%
  (Cost $884,740,579)                                           $   905,901,568
                                                                ===============
OTHER ASSETS IN EXCESS
  OF LIABILITIES - 0.6%                                         $     4,739,641
                                                                ===============
NET ASSETS - 100.0%                                             $   910,641,209
================================================================================

                                                                     UNREALIZED
                                                                           LOSS
                                                  CONTRACTS            (NOTE 1)
--------------------------------------------------------------------------------
FUTURES CONTRACTS SOLD SHORT
December 2006 U.S. Treasury
  Bond Futures Contracts
  (Aggregate Market Value
  of Contracts $356,004,000)                          3,168     $    (6,018,153)
                                                                ===============

 * THE ISSUER IS A PUBLICLY TRADED COMPANY THAT OPERATES UNDER A CONGRESSIONAL CHARTER; ITS SECURITIES ARE NEITHER ISSUED NOR GUARANTEED BY THE U.S. GOVERNMENT.

 +    ALL OR A PORTION OF THIS SECURITY IS HELD AS COLLATERAL AT SEPTEMBER 30,
      2006.

++    SECURITY IS FAIR VALUED. (NOTE 1)

See Notes to Financial Statements.


                                  THE RYDEX SERIES FUNDS SEMI-ANNUAL REPORT | 65

SCHEDULE OF INVESTMENTS  (UNAUDITED)                          September 30, 2006
--------------------------------------------------------------------------------
  EUROPE ADVANTAGE FUND
--------------------------------------------------------------------------------

                                                                         MARKET
                                                                          VALUE
                                                     SHARES            (NOTE 1)
--------------------------------------------------------------------------------

COMMON STOCKS 56.4%

FINANCIALS 15.7%
  BANKS 9.8%
  HSBC Holdings PLC  -- SP ADR                       34,270     $     3,136,733
  Barclays  PLC -- SP ADR                            28,760           1,460,145
  ABN AMRO Holding NV -- SP ADR                      42,839           1,251,756
  Banco Santander Central Hispano
    SA -- SP ADR                                     78,730           1,243,147
  Lloyds TSB Group  PLC -- SP ADR                    26,240           1,062,720
  Banco Bilbao Vizcaya Argentaria
    SA -- SP ADR                                     30,110             696,444
                                                                ---------------
  TOTAL BANKS                                                         8,850,945
                                                                ---------------
  CAPITAL MARKETS 3.0%
  UBS AG                                             27,910           1,655,342
  Deutsche Bank AG                                    5,990             722,993
  Credit Suisse Group -- SP ADR                       6,580             381,311
                                                                ---------------
  TOTAL CAPITAL MARKETS                                               2,759,646
                                                                ---------------
  INSURANCE 1.6%
  Allianz AG -- SP ADR                               48,099             833,555
  AXA -- SP ADR                                      16,570             611,599
                                                                ---------------
  TOTAL INSURANCE                                                     1,445,154
                                                                ---------------
  DIVERSIFIED FINANCIALS 1.3%
  ING Groep NV -- SP ADR                             27,680           1,217,367
                                                                ---------------
  TOTAL DIVERSIFIED FINANCIALS                                        1,217,367
                                                                ---------------
TOTAL FINANCIALS                                                     14,273,112
                                                                ---------------
ENERGY 9.6%
  OIL & GAS 9.6%
  BP PLC -- SP ADR                                   49,329           3,234,996
  Royal Dutch Shell  PLC -- SP ADR                   29,900           1,976,390
  Total SA -- SP ADR                                 26,600           1,754,004
  ENI-Ente Nazionale Idrocarburi -- SP ADR           24,940           1,484,179
  Repsol YPF SA -- SP ADR                             9,000             268,470
                                                                ---------------
  TOTAL OIL & GAS                                                     8,718,039
                                                                ---------------
TOTAL ENERGY                                                          8,718,039
                                                                ---------------
HEALTH CARE 7.0%
  PHARMACEUTICALS 6.5%
  Novartis AG -- SP ADR                              39,540           2,310,718
  GlaxoSmithKline  PLC -- SP ADR                     40,130           2,136,120
  AstraZeneca  PLC -- SP ADR                         22,790           1,424,375
                                                                ---------------
  TOTAL PHARMACEUTICALS                                               5,871,213
                                                                ---------------
  HEALTH CARE EQUIPMENT & SUPPLIES 0.5%
  Alcon, Inc.                                         3,750             429,375
                                                                ---------------
  TOTAL HEALTH CARE EQUIPMENT & SUPPLIES                                429,375
                                                                ---------------
TOTAL HEALTH CARE                                                     6,300,588
                                                                ---------------

                                                                         MARKET
                                                                          VALUE
                                                     SHARES            (NOTE 1)
--------------------------------------------------------------------------------

TELECOMMUNICATION SERVICES 6.1%
  DIVERSIFIED TELECOMMUNICATION SERVICES 4.3%
  Telefonica SA                                      28,680     $     1,485,911
  BT Group  PLC -- SP ADR                            22,520           1,138,837
  Deutsche Telekom AG -- SP ADR                      35,820             568,463
  France Telecom SA -- SP ADR                        19,830             462,237
  Telecom Italia  -- SP ADR                           8,710             246,754
                                                                ---------------
  TOTAL DIVERSIFIED
    TELECOMMUNICATION SERVICES                                        3,902,202
                                                                ---------------
  WIRELESS TELECOMMUNICATION SERVICES 1.8%
  Vodafone Group PLC -- SP ADR                       70,239           1,605,664
                                                                ---------------
  TOTAL WIRELESS TELECOMMUNICATION SERVICES                           1,605,664
                                                                ---------------
TOTAL TELECOMMUNICATION SERVICES                                      5,507,866
                                                                ---------------
MATERIALS 4.0%
  METALS & MINING 2.8%
  Anglo American  PLC -- ADR                         66,689           1,407,138
  Rio Tinto  PLC -- SP ADR                            3,250             616,297
  BHP Billiton Ltd. -- SP ADR                        13,970             529,184
                                                                ---------------
  TOTAL METALS & MINING                                               2,552,619
                                                                ---------------
  CHEMICALS 1.2%
  BASF AG -- SP ADR                                  12,900           1,033,290
                                                                ---------------
  TOTAL CHEMICALS                                                     1,033,290
                                                                ---------------
TOTAL MATERIALS                                                       3,585,909
                                                                ---------------
INFORMATION TECHNOLOGY 3.9%
  COMMUNICATIONS EQUIPMENT 2.3%
  Nokia OYJ -- SP ADR                                66,409           1,307,593
  Telefonaktiebolaget LM Ericsson
    -- SP ADR                                        22,150             763,068
                                                                ---------------
  TOTAL COMMUNICATIONS EQUIPMENT                                      2,070,661
                                                                ---------------
  SOFTWARE 1.1%
  SAP AG -- SP ADR                                   15,490             766,755
  Business Objects SA -- SP ADR*                      8,710             296,924
                                                                ---------------
  TOTAL SOFTWARE                                                      1,063,679
                                                                ---------------
  SEMICONDUCTOR & SEMICONDUCTOR EQUIPMENT 0.5%
  STMicroelectronics                                 25,040             432,190
                                                                ---------------
  TOTAL SEMICONDUCTOR &
    SEMICONDUCTOR EQUIPMENT                                             432,190
                                                                ---------------
TOTAL INFORMATION TECHNOLOGY                                          3,566,530
                                                                ---------------
UTILITIES 3.1%
  ELECTRIC UTILITIES 1.7%
  E.ON AG -- SP ADR                                  40,299           1,598,661
                                                                ---------------
  TOTAL ELECTRIC UTILITIES                                            1,598,661
                                                                ---------------
  MULTI-UTILITIES 1.4%
  Suez SA -- SP ADR                                  27,980           1,238,115
                                                                ---------------
  TOTAL MULTI-UTILITIES                                               1,238,115
                                                                ---------------
TOTAL UTILITIES                                                       2,836,776
                                                                ---------------

                                              See Notes to Financial Statements.


66 | THE RYDEX SERIES FUNDS SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS  (UNAUDITED) (CONCLUDED)              September 30, 2006
--------------------------------------------------------------------------------
  EUROPE ADVANTAGE FUND
--------------------------------------------------------------------------------

                                                                         MARKET
                                                                          VALUE
                                                     SHARES            (NOTE 1)
--------------------------------------------------------------------------------

CONSUMER STAPLES 3.1%
  FOOD PRODUCTS 1.8%
  Unilever NV                                        44,559     $     1,093,478
  Cadbury Schweppes  PLC -- SP ADR                   12,720             544,034
                                                                ---------------
  TOTAL FOOD PRODUCTS                                                 1,637,512
                                                                ---------------
  BEVERAGES 1.3%
  Diageo PLC -- SP ADR                               16,420           1,166,477
                                                                ---------------
  TOTAL BEVERAGES                                                     1,166,477
                                                                ---------------
TOTAL CONSUMER STAPLES                                                2,803,989
                                                                ---------------
CONSUMER DISCRETIONARY 2.4%
  AUTOMOBILES 0.7%
  DaimlerChrysler AG                                 12,670             632,993
                                                                ---------------
  TOTAL AUTOMOBILES                                                     632,993
                                                                ---------------
  TEXTILES & APPAREL 0.6%
  Luxottica Group                                    19,210             565,351
                                                                ---------------
  TOTAL TEXTILES & APPAREL                                              565,351
                                                                ---------------
  HOUSEHOLD DURABLES 0.6%
  Koninklijke Philips Electronics NV                 14,790             517,798
                                                                ---------------
  TOTAL HOUSEHOLD DURABLES                                              517,798
                                                                ---------------
  MEDIA 0.5%
  WPP Group  PLC -- SP ADR                            8,070             498,161
                                                                ---------------
  TOTAL MEDIA                                                           498,161
                                                                ---------------
TOTAL CONSUMER DISCRETIONARY                                          2,214,303
                                                                ---------------
INDUSTRIALS 1.5%
  INDUSTRIAL CONGLOMERATES 1.0%
  Siemens AG -- SP ADR                               10,260             893,646
                                                                ---------------
  TOTAL INDUSTRIAL CONGLOMERATES                                        893,646
                                                                ---------------
  AIRLINES 0.5%
  Ryanair Holdings PLC -- SP ADR*                     7,380             467,080
                                                                ---------------
  TOTAL AIRLINES                                                        467,080
                                                                ---------------
TOTAL INDUSTRIALS                                                     1,360,726
                                                                ---------------
TOTAL COMMON STOCKS
  (Cost $47,657,496)                                                 51,167,838
                                                                ---------------

                                                       FACE
                                                     AMOUNT
                                             --------------
REPURCHASE AGREEMENTS 44.4%
Repurchase Agreement (Note 6)
  5.00% due 10/02/06+                        $    6,227,435           6,227,435
  4.95% due 10/02/06                             11,059,636          11,059,636
  4.94% due 10/02/06+                             2,475,747           2,475,747
  4.89% due 10/02/06                              7,188,763           7,188,763
  4.80% due 10/02/06                             13,271,563          13,271,563
                                                                ---------------
TOTAL REPURCHASE AGREEMENTS
  (Cost $40,223,144)                                                 40,223,144
                                                                ---------------

                                                                         MARKET
                                                                          VALUE
                                                                       (NOTE 1)
--------------------------------------------------------------------------------

TOTAL INVESTMENTS 100.8%
  (Cost $87,880,640)                                            $    91,390,982
                                                                ===============
LIABILITIES IN EXCESS OF
  OTHER ASSETS - (0.8)%                                         $      (718,216)
                                                                ===============
NET ASSETS - 100.0%                                             $    90,672,766
================================================================================

                                                                     UNREALIZED
                                                                    GAIN (LOSS)
                                                      UNITS            (NOTE 1)
--------------------------------------------------------------------------------
EQUITY INDEX SWAP AGREEMENTS
December 2006 Dow Jones
  STOXX 50 Index Swap,
  Maturing 12/12/06**
  (Notional Market Value
  $37,028,108)                                        8,228     $       342,513
December 2006 Dow Jones
  STOXX 50 Index Swap,
  Maturing 12/27/06**
  (Notional Market Value
  $24,781,100)                                        5,495             (75,843)
                                                                ---------------
(TOTAL NOTIONAL MARKET
  VALUE $61,809,208)                                            $       266,670
                                                                ===============

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

                             COUNTRY DIVERSIFICATION

Australia                      1%
Great Britain                 45%
Germany                       18%
Netherlands                    7%
Switzerland                    7%
Spain                          5%
Italy                          4%
France                         4%
Sweden                         4%
Ireland                        3%
Finland                        2%

The pie chart above reflects percentages of the market value of Common Stocks.

 *    NON-INCOME PRODUCING SECURITY.

** PRICE RETURN BASED ON DOW JONES STOXX 50 INDEX +/- FINANCING AT A VARIABLE RATE.

 + ALL OR A PORTION OF THIS SECURITY IS HELD AS EQUITY INDEX SWAP COLLATERAL AT SEPTEMBER 30, 2006.

      ADR -- AMERICAN DEPOSITORY RECEIPT.

See Notes to Financial Statements.


                                  THE RYDEX SERIES FUNDS SEMI-ANNUAL REPORT | 67

SCHEDULE OF INVESTMENTS  (UNAUDITED)                          September 30, 2006
--------------------------------------------------------------------------------
  JAPAN ADVANTAGE FUND
--------------------------------------------------------------------------------

                                                                         MARKET
                                                       FACE               VALUE
                                                     AMOUNT            (NOTE 1)
--------------------------------------------------------------------------------

REPURCHASE AGREEMENTS 101.1%
Repurchase Agreement (Note 6)
  5.00% due 10/02/06+                        $    9,948,205     $     9,948,205
  4.95% due 10/02/06                             14,475,779          14,475,779
  4.89% due 10/02/06                              9,409,257           9,409,257
  4.80% due 10/02/06                             17,370,935          17,370,935
                                                                ---------------
TOTAL REPURCHASE AGREEMENTS
  (Cost $51,204,176)                                                 51,204,176
                                                                ---------------
TOTAL INVESTMENTS 101.1%
  (Cost $51,204,176)                                            $    51,204,176
                                                                ===============
LIABILITIES IN EXCESS OF
  OTHER ASSETS - (1.1)%                                         $      (533,168)
                                                                ===============
NET ASSETS - 100.0%                                             $    50,671,008
================================================================================

                                                                     UNREALIZED
                                                                    GAIN (LOSS)
                                                  CONTRACTS            (NOTE 1)
--------------------------------------------------------------------------------
FUTURES CONTRACTS PURCHASED
December 2006  Nikkei 225 Index
  Futures Contracts
  (Aggregate Market Value
  of Contracts $4,761,300)                               59     $        77,236
December 2006 Yen Currency
  Exchange Futures Contracts
  (Aggregate Market Value of
  Contracts $4,386,488)                                  41             (15,994)
                                                                ---------------
(TOTAL AGGREGATE MARKET VALUE
  OF CONTRACTS $9,147,788)                                      $        61,242
                                                                ===============

                                                      UNITS
                                             --------------
EQUITY INDEX SWAP AGREEMENT
December 2006 Topix 100 Index
  Swap, Maturing 12/12/06*
  (Notional Market Value
  $58,705,345)                                    6,030,314     $       610,175
                                                                ===============

*     PRICE RETURN BASED ON TOPIX 100 INDEX +/- FINANCING AT A VARIABLE RATE.

+ ALL OR A PORTION OF THIS SECURITY IS HELD AS EQUITY INDEX SWAP COLLATERAL AT SEPTEMBER 30, 2006.

                                              See Notes to Financial Statements.


68 | THE RYDEX SERIES FUNDS SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS  (UNAUDITED)                          September 30, 2006
--------------------------------------------------------------------------------
  SMALL-CAP VALUE FUND
--------------------------------------------------------------------------------

                                                                         MARKET
                                                                          VALUE
                                                     SHARES            (NOTE 1)
--------------------------------------------------------------------------------

COMMON STOCKS 99.4%

CONSUMER DISCRETIONARY 21.5%
  SPECIALTY RETAIL 7.1%
  Group 1 Automotive, Inc.+                          15,878     $       792,312
  Haverty Furniture Cos., Inc.+                      39,759             634,156
  PEP Boys-Manny Moe & Jack                          44,448             571,157
  Sonic Automotive, Inc.                             23,592             544,739
  Jo-Ann Stores, Inc.*+                              28,056             469,096
  Stage Stores, Inc.                                 15,635             458,731
  Cato Corp. -- Class A+                             17,351             380,161
  Hancock Fabrics, Inc.*                             93,012             266,945
  Zale Corp.*                                         5,545             153,818
                                                                ---------------
  TOTAL SPECIALTY RETAIL                                              4,271,115
                                                                ---------------
  TEXTILES & APPAREL 3.3%
  Kellwood Co.                                       27,137             782,331
  Brown Shoe Co., Inc.                               16,743             600,069
  Ashworth, Inc.*                                    54,731             374,907
  Stride Rite Corp.                                  11,027             153,937
  Oxford Industries, Inc.                             2,207              94,703
                                                                ---------------
  TOTAL TEXTILES & APPAREL                                            2,005,947
                                                                ---------------
  HOUSEHOLD DURABLES 3.2%
  Bassett Furniture Industries, Inc.                 23,660             384,238
  La-Z-Boy, Inc.+                                    26,998             376,892
  Libbey, Inc.+                                      30,926             346,062
  Standard-Pacific Corp.                             11,744             275,984
  National Presto Industries, Inc.                    4,819             266,346
  Russ Berrie & Co., Inc.*                            8,613             131,262
  Lenox Group, Inc.*                                 20,076             121,460
                                                                ---------------
  TOTAL HOUSEHOLD DURABLES                                            1,902,244
                                                                ---------------
  HOTELS, RESTAURANTS & LEISURE 2.6%
  O'Charleys, Inc.*                                  34,160             648,015
  Ryan's Restaurant Group, Inc.*                     22,221             352,647
  Lone Star Steakhouse & Saloon, Inc.                 9,393             260,844
  Marcus Corp.                                        9,444             216,929
  Bally Total Fitness Holding Corp.*+                58,442              88,247
                                                                ---------------
  TOTAL HOTELS, RESTAURANTS & LEISURE                                 1,566,682
                                                                ---------------
  AUTO COMPONENTS 1.9%
  Standard Motor Products, Inc.+                     60,396             724,148
  Superior Industries International,
    Inc.+                                            24,283             407,712
                                                                ---------------
  TOTAL AUTO COMPONENTS                                               1,131,860
                                                                ---------------
  AUTOMOBILES 1.3%
  Coachmen Industries, Inc.                          44,456             480,569
  Monaco Coach Corp.                                 28,703             319,752
                                                                ---------------
  TOTAL AUTOMOBILES                                                     800,321
                                                                ---------------
  LEISURE EQUIPMENT & PRODUCTS 1.3%
  K2, Inc.*                                          30,209             354,352
  Jakks Pacific, Inc.*+                              15,962             284,602
  Sturm Ruger & Co., Inc.*                           15,937             123,352
                                                                ---------------
  TOTAL LEISURE EQUIPMENT & PRODUCTS                                    762,306
                                                                ---------------

                                                                         MARKET
                                                                          VALUE
                                                     SHARES            (NOTE 1)
--------------------------------------------------------------------------------

  MULTILINE RETAIL 0.6%
  Fred's, Inc.                                       26,394     $       333,092
                                                                ---------------
  TOTAL MULTILINE RETAIL                                                333,092
                                                                ---------------
  DISTRIBUTORS 0.2%
  Audiovox Corp. -- Class A*                          6,666              92,791
                                                                ---------------
  TOTAL DISTRIBUTORS                                                     92,791
                                                                ---------------
TOTAL CONSUMER DISCRETIONARY                                         12,866,358
                                                                ---------------
MATERIALS 18.3%
  CHEMICALS 6.3%
  A. Schulman, Inc.                                  30,421             715,198
  Quaker Chemical Corp.                              30,304             589,413
  Arch Chemicals, Inc.                               15,358             436,935
  Wellman, Inc.+                                    103,414             412,622
  Penford Corp.                                      25,635             388,114
  H.B. Fuller Co.                                    15,540             364,257
  PolyOne Corp.*+                                    43,603             363,213
  Georgia Gulf Corp.+                                11,594             317,907
  Tronox, Inc.+                                      16,727             213,604
                                                                ---------------
  TOTAL CHEMICALS                                                     3,801,263
                                                                ---------------
  METALS & MINING 4.9%
  Chaparral Steel Co.*+                              21,086             718,189
  A.M. Castle & Co.                                  17,669             474,236
  Ryerson Tull, Inc.+                                19,506             426,986
  Steel Technologies, Inc.                           19,838             389,420
  Brush Engineered Materials, Inc.*+                 13,883             345,270
  Aleris International, Inc.*                         4,765             240,823
  Century Aluminum Co.*+                              6,547             220,307
  Quanex Corp.+                                       4,020             122,007
                                                                ---------------
  TOTAL METALS & MINING                                               2,937,238
                                                                ---------------
  CONTAINERS & PACKAGING 3.6%
  Rock-Tenn Co. -- Class A                           38,951             771,230
  Myers Industries, Inc.                             39,864             677,688
  Chesapeake Corp.                                   35,365             506,073
  Caraustar Industries, Inc.*                        24,454             194,898
                                                                ---------------
  TOTAL CONTAINERS & PACKAGING                                        2,149,889
                                                                ---------------
  PAPER & FOREST PRODUCTS 3.2%
  Schweitzer-Mauduit International, Inc.             26,791             508,493
  Pope & Talbot, Inc.*+                              66,067             379,886
  Wausau Paper Corp.                                 26,160             353,160
  Neenah Paper, Inc.                                  9,679             331,312
  Buckeye Technologies, Inc.*                        37,022             314,687
                                                                ---------------
  TOTAL PAPER & FOREST PRODUCTS                                       1,887,538
                                                                ---------------
  CONSTRUCTION MATERIALS 0.3%
  Texas Industries, Inc.                              3,189             166,020
                                                                ---------------
  TOTAL CONSTRUCTION MATERIALS                                          166,020
                                                                ---------------
TOTAL MATERIALS                                                      10,941,948
                                                                ---------------
INDUSTRIALS 17.5%
  COMMERCIAL SERVICES & SUPPLIES 5.9%
  Volt Information Sciences, Inc.*                   22,277             791,947
  NCO Group, Inc.*                                   15,685             411,261

See Notes to Financial Statements.


                                  THE RYDEX SERIES FUNDS SEMI-ANNUAL REPORT | 69

SCHEDULE OF INVESTMENTS  (UNAUDITED) (CONTINUED)              September 30, 2006
--------------------------------------------------------------------------------
  SMALL-CAP VALUE FUND
--------------------------------------------------------------------------------

                                                                         MARKET
                                                                          VALUE
                                                     SHARES            (NOTE 1)
--------------------------------------------------------------------------------

  Standard Register Co.                              30,241     $       399,181
  Spherion Corp.*                                    52,766             377,277
  Angelica Corp.                                     20,217             343,891
  Bowne & Co., Inc.                                  22,201             317,030
  United Stationers, Inc.*                            3,863             179,668
  Consolidated Graphics, Inc.*                        2,868             172,568
  ABM Industries, Inc.                                8,667             162,593
  Central Parking Corp.                               9,063             149,540
  Viad Corp.                                          3,336             118,128
  CDI Corp.                                           4,476              92,698
                                                                ---------------
  TOTAL COMMERCIAL SERVICES & SUPPLIES                                3,515,782
                                                                ---------------
  ELECTRICAL EQUIPMENT 3.1%
  A.O. Smith Corp.                                   14,653             577,768
  MagneTek, Inc.*                                   127,282             440,396
  Belden CDT, Inc.+                                   9,506             363,414
  Acuity Brands, Inc.                                 5,111             232,039
  C&D Technologies, Inc.                             32,286             229,231
                                                                ---------------
  TOTAL ELECTRICAL EQUIPMENT                                          1,842,848
                                                                ---------------
  MACHINERY 2.4%
  Robbins & Myers, Inc.                              14,889             460,368
  Lydall, Inc.*                                      34,663             308,501
  Mueller Industries, Inc.+                           5,755             202,403
  Wolverine Tube, Inc.*+                             64,975             196,874
  Briggs & Stratton Corp.+                            6,522             179,681
  Barnes Group, Inc.                                  6,434             112,981
                                                                ---------------
  TOTAL MACHINERY                                                     1,460,808
                                                                ---------------
  INDUSTRIAL CONGLOMERATES 1.5%
  Tredegar Corp.+                                    31,329             524,447
  Standex International Corp.                        13,443             374,791
                                                                ---------------
  TOTAL INDUSTRIAL CONGLOMERATES                                        899,238
                                                                ---------------
  CONSTRUCTION & ENGINEERING 1.0%
  EMCOR Group, Inc.*                                 10,815             593,095
                                                                ---------------
  TOTAL CONSTRUCTION & ENGINEERING                                      593,095
                                                                ---------------
  AIR FREIGHT & COURIERS 0.8%
  HUB Group, Inc. -- Class A*+                       19,917             453,709
                                                                ---------------
  TOTAL AIR FREIGHT & COURIERS                                          453,709
                                                                ---------------
  ROAD & RAIL 0.7%
  Arkansas Best Corp.                                10,245             440,842
                                                                ---------------
  TOTAL ROAD & RAIL                                                     440,842
                                                                ---------------
  BUILDING PRODUCTS 0.7%
  NCI Building Systems, Inc.*+                        2,997             174,335
  Lennox International, Inc.                          7,345             168,201
  Griffon Corp.*+                                     3,623              86,481
                                                                ---------------
  TOTAL BUILDING PRODUCTS                                               429,017
                                                                ---------------
  AEROSPACE & DEFENSE 0.6%
  Cubic Corp.                                        10,426             204,141
  Triumph Group, Inc.                                 3,946             167,113
                                                                ---------------
  TOTAL AEROSPACE & DEFENSE                                             371,254
                                                                ---------------
  TRADING COMPANIES & DISTRIBUTORS 0.6%
  Lawson Products, Inc.                               4,705             197,234
  Kaman Corp. -- Class A                              7,887             142,045
                                                                ---------------
  TOTAL TRADING COMPANIES & DISTRIBUTORS                                339,279
                                                                ---------------

                                                                         MARKET
                                                                          VALUE
                                                     SHARES            (NOTE 1)
--------------------------------------------------------------------------------

  AIRLINES 0.2%
  Frontier Airlines Holdings, Inc.*+                 15,268     $       125,961
                                                                ---------------
  TOTAL AIRLINES                                                        125,961
                                                                ---------------
TOTAL INDUSTRIALS                                                    10,471,833
                                                                ---------------
FINANCIALS 12.8%
  INSURANCE 4.1%
  LandAmerica Financial Group, Inc.+                 10,832             712,637
  Safety Insurance Group, Inc.                        7,398             359,987
  Stewart Information Services Corp.                 10,159             353,228
  Selective Insurance Group, Inc.+                    6,256             329,128
  Presidential Life Corp.                            11,558             258,553
  Infinity Property & Casualty Corp.                  5,338             219,552
  Delphi Financial Group, Inc. -- Class A+            4,850             193,418
                                                                ---------------
  TOTAL INSURANCE                                                     2,426,503
                                                                ---------------
  REAL ESTATE 3.8%
  Glenborough Realty Trust, Inc.                     17,195             442,427
  National Retail Properties, Inc.+                  14,500             313,200
  Senior Housing Properties Trust                    13,760             293,638
  Parkway Properties, Inc.+                           6,193             287,913
  Colonial Properties Trust+                          5,093             243,496
  Sovran Self Storage, Inc.+                          3,617             200,924
  Lexington Corporate  Properties Trust+              8,832             187,062
  Entertainment Properties Trust                      3,778             186,331
  Mid-America Apartment
    Communities, Inc.+                                1,730             105,911
                                                                ---------------
  TOTAL REAL ESTATE                                                   2,260,902
                                                                ---------------
  BANKS 2.8%
  Whitney Holding Corp.                               9,202             329,155
  First Bancorp Puerto Rico+                         24,751             273,746
  Sterling Financial Corp.                            6,658             215,919
  Community Bank System, Inc.                         8,963             198,620
  Susquehanna Bancshares, Inc.                        7,544             184,375
  First Commonwealth Financial Corp.+                14,052             183,098
  Provident Bankshares Corp.                          4,376             162,131
  South Financial Group, Inc.                         5,858             152,484
                                                                ---------------
  TOTAL BANKS                                                         1,699,528
                                                                ---------------
  CAPITAL MARKETS 1.9%
  Piper Jaffray Cos., Inc.*+                          9,784             593,106
  SWS Group, Inc.                                    22,166             551,712
                                                                ---------------
  TOTAL CAPITAL MARKETS                                               1,144,818
                                                                ---------------
  THRIFTS & MORTGAGE FINANCE 0.2%
  Brookline Bancorp, Inc.+                            9,866             135,658
                                                                ---------------
  TOTAL THRIFTS & MORTGAGE FINANCE                                      135,658
                                                                ---------------
TOTAL FINANCIALS                                                      7,667,409
                                                                ---------------
UTILITIES 12.5%
  GAS UTILITIES 6.4%
  Southwest Gas Corp.+                               18,767             625,316
  South Jersey Industries, Inc.                      20,216             604,661

                                              See Notes to Financial Statements.


70 | THE RYDEX SERIES FUNDS SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS  (UNAUDITED) (CONTINUED)              September 30, 2006
--------------------------------------------------------------------------------
  SMALL-CAP VALUE FUND
--------------------------------------------------------------------------------

                                                                         MARKET
                                                                          VALUE
                                                     SHARES            (NOTE 1)
--------------------------------------------------------------------------------

  UGI Corp.                                          21,031     $       514,208
  Cascade Natural Gas Corp.                          19,101             498,345
  Atmos Energy Corp.+                                17,347             495,257
  Laclede Group, Inc.                                12,591             403,919
  Northwest Natural Gas Co.                           6,603             259,366
  Energen Corp.                                       5,407             226,391
  Piedmont Natural Gas Co.+                           8,365             211,718
                                                                ---------------
  TOTAL GAS UTILITIES                                                 3,839,181
                                                                ---------------
  ELECTRIC UTILITIES 4.3%
  Central Vermont Public Service Corp.               33,927             750,126
  UIL Holding Corp.                                  16,959             635,963
  Green Mountain Power Corp.                         12,487             416,691
  Unisource Energy Corp.+                             8,768             292,237
  Cleco Corp.+                                        9,697             244,752
  Allete, Inc.+                                       4,711             204,693
                                                                ---------------
  TOTAL ELECTRIC UTILITIES                                            2,544,462
                                                                ---------------
  MULTI-UTILITIES 1.6%
  Avista Corp.                                       23,949             567,112
  CH Energy Group, Inc.                               8,095             416,650
                                                                ---------------
  TOTAL MULTI-UTILITIES                                                 983,762
                                                                ---------------
  WATER UTILITIES 0.2%
  American States Water Co.+                          3,263             124,810
                                                                ---------------
  TOTAL WATER UTILITIES                                                 124,810
                                                                ---------------
TOTAL UTILITIES                                                       7,492,215
                                                                ---------------
INFORMATION TECHNOLOGY 8.5%
  ELECTRONIC EQUIPMENT & INSTRUMENTS 5.3%
  Gerber Scientific, Inc.*                           42,406             635,242
  Planar Systems, Inc.*                              46,649             529,466
  Technitrol, Inc.                                   16,804             501,599
  Insight Enterprises, Inc.*                         15,886             327,411
  Bell Microproducts, Inc.*                          41,724             216,548
  Anixter International, Inc.+                        3,644             205,777
  Agilsys, Inc.                                      13,336             187,237
  CTS Corp.                                          10,819             149,086
  Benchmark Electronics, Inc.*+                       5,390             144,883
  Methode Electronics, Inc. -- Class A               12,732             121,081
  Brightpoint, Inc.*                                  8,460             120,301
                                                                ---------------
  TOTAL ELECTRONIC EQUIPMENT & INSTRUMENTS                            3,138,631
                                                                ---------------
  IT CONSULTING & SERVICES 1.4%
  Startek, Inc.                                      43,911             547,570
  Keane, Inc.*+                                      11,213             161,579
  Ciber, Inc.*                                       23,118             153,273
                                                                ---------------
  TOTAL IT CONSULTING & SERVICES                                        862,422
                                                                ---------------
  COMPUTERS & PERIPHERALS 0.7%
  Adaptec, Inc.*+                                    91,155             401,993
                                                                ---------------
  TOTAL COMPUTERS & PERIPHERALS                                         401,993
                                                                ---------------
  COMMUNICATIONS EQUIPMENT 0.4%
  Ditech Networks, Inc.*                             32,373             249,596
                                                                ---------------
  TOTAL COMMUNICATIONS EQUIPMENT                                        249,596
                                                                ---------------

                                                                         MARKET
                                                                          VALUE
                                                     SHARES            (NOTE 1)
--------------------------------------------------------------------------------

  SOFTWARE 0.4%
  THQ, Inc.*+                                         7,194     $       209,849
                                                                ---------------
  TOTAL SOFTWARE                                                        209,849
                                                                ---------------
  SEMICONDUCTOR & SEMICONDUCTOR EQUIPMENT 0.3%
  Axcelis Technologies, Inc.*                        18,951             133,794
  Photronics, Inc.*+                                  4,714              66,609
                                                                ---------------
  TOTAL SEMICONDUCTOR &
    SEMICONDUCTOR EQUIPMENT                                             200,403
                                                                ---------------
TOTAL INFORMATION TECHNOLOGY                                          5,062,894
                                                                ---------------
CONSUMER STAPLES 5.2%
  FOOD PRODUCTS 2.1%
  American Italian Pasta Co. -- Class A*+            53,767             418,307
  Corn Products International, Inc.                   9,930             323,122
  Lance, Inc.                                        14,464             318,498
  Flowers Foods, Inc.                                 7,559             203,186
                                                                ---------------
  TOTAL FOOD PRODUCTS                                                 1,263,113
                                                                ---------------
  FOOD & DRUG RETAILING 1.8%
  Longs Drug Stores Corp.                             6,535             300,675
  Performance Food Group Co.*+                        9,883             277,614
  Nash Finch Co.+                                    11,614             273,277
  Casey's General Stores, Inc.                        8,733             194,484
                                                                ---------------
  TOTAL FOOD & DRUG RETAILING                                         1,046,050
                                                                ---------------
  TOBACCO 1.3%
  Alliance One International, Inc.*                 190,445             780,824
                                                                ---------------
  TOTAL TOBACCO                                                         780,824
                                                                ---------------
TOTAL CONSUMER STAPLES                                                3,089,987
                                                                ---------------
HEALTH CARE 2.9%
  HEALTH CARE PROVIDERS & SERVICES 1.9%
  Genesis HealthCare Corp.*                           7,725             367,942
  Owens & Minor, Inc.                                 9,680             318,375
  Hooper Holmes, Inc.                                56,999             192,087
  Chemed Corp.                                        4,617             148,944
  Gentiva Health Services, Inc.*                      5,682              93,412
                                                                ---------------
  TOTAL HEALTH CARE PROVIDERS & SERVICES                              1,120,760
                                                                ---------------
  HEALTH CARE EQUIPMENT & SUPPLIES 0.7%
  Datascope Corp.                                    10,485             350,933
  Osteotech, Inc.*                                   21,688              88,704
                                                                ---------------
  TOTAL HEALTH CARE EQUIPMENT & SUPPLIES                                439,637
                                                                ---------------
  BIOTECHNOLOGY 0.3%
  Cambrex Corp.+                                      8,798             182,207
                                                                ---------------
  TOTAL BIOTECHNOLOGY                                                   182,207
                                                                ---------------
TOTAL HEALTH CARE                                                     1,742,604
                                                                ---------------
ENERGY 0.2%
  ENERGY EQUIPMENT & SERVICES 0.2%
  Lufkin Industries, Inc.+                            2,183             115,524
                                                                ---------------
  TOTAL ENERGY EQUIPMENT & SERVICES                                     115,524
                                                                ---------------
TOTAL ENERGY                                                            115,524
                                                                ---------------
TOTAL COMMON STOCKS
  (Cost $55,551,352)                                                 59,450,772
                                                                ---------------

See Notes to Financial Statements.


                                  THE RYDEX SERIES FUNDS SEMI-ANNUAL REPORT | 71

SCHEDULE OF INVESTMENTS  (UNAUDITED) (CONCLUDED)              September 30, 2006
--------------------------------------------------------------------------------
  SMALL-CAP VALUE FUND
--------------------------------------------------------------------------------

                                                                         MARKET
                                                       FACE               VALUE
                                                     AMOUNT            (NOTE 1)
--------------------------------------------------------------------------------

REPURCHASE AGREEMENTS 2.2%
Repurchase Agreement (Note 6)
  5.00% due 10/02/06                         $       29,847     $        29,847
  4.95% due 10/02/06                                452,193             452,193
  4.89% due 10/02/06                                293,926             293,926
  4.80% due 10/02/06                                542,631             542,631
                                                                ---------------
TOTAL REPURCHASE AGREEMENTS
  (Cost $1,318,597)                                                   1,318,597
                                                                ---------------
SECURITIES LENDING COLLATERAL 11.4%
Investment in Securities Lending Short Term
  Investment Portfolio Held by
  U.S. Bancorp (Note 9)                           6,834,204           6,834,204
                                                                ---------------
TOTAL SECURITIES LENDING COLLATERAL
  (Cost $6,834,204)                                                   6,834,204
                                                                ---------------
TOTAL INVESTMENTS 113.0%
  (Cost $63,704,153)                                            $    67,603,573
                                                                ===============
LIABILITIES IN EXCESS OF
  OTHER ASSETS - (13.0)%                                        $    (7,782,542)
                                                                ===============
NET ASSETS - 100.0%                                             $    59,821,031

*     NON-INCOME PRODUCING SECURITY.

+     ALL OR A PORTION OF THIS SECURITY IS ON LOAN AT SEPTEMBER 30, 2006 -- SEE
      NOTE 9.

                                              See Notes to Financial Statements.


72 | THE RYDEX SERIES FUNDS SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS  (UNAUDITED)                          September 30, 2006
--------------------------------------------------------------------------------
  MID-CAP VALUE FUND
--------------------------------------------------------------------------------

                                                                         MARKET
                                                                          VALUE
                                                     SHARES            (NOTE 1)
--------------------------------------------------------------------------------

COMMON STOCKS 99.7%

UTILITIES 26.6%
  MULTI-UTILITIES 11.9%
  NSTAR+                                             20,170     $       672,871
  OGE Energy Corp.+                                  13,530             488,568
  Alliant Energy Corp.+                              12,418             443,695
  Puget Energy, Inc.                                 18,776             426,779
  Energy East Corp.+                                 15,399             365,264
  WPS Resources Corp.                                 6,384             316,838
  Vectren Corp.+                                      8,769             235,448
  PNM Resources, Inc.                                 8,456             233,132
  SCANA Corp.+                                        5,658             227,848
  Wisconsin Energy Corp.                              4,300             185,502
  MDU Resources Group, Inc.+                          3,992              89,181
                                                                ---------------
  TOTAL MULTI-UTILITIES                                               3,685,126
                                                                ---------------
  ELECTRIC UTILITIES 11.0%
  Northeast Utilities                                32,374             753,343
  Pepco Holdings, Inc.+                              24,230             585,639
  IDACORP, Inc.+                                     10,849             410,201
  Great Plains Energy, Inc.+                         12,049             373,760
  Duquesne Light Holdings, Inc.                      15,229             299,402
  Westar Energy, Inc.+                               12,459             292,911
  Hawaiian Electric Industries, Inc.                  9,923             268,516
  Sierra Pacific Resources*+                         18,643             267,341
  Black Hills Corp.+                                  4,884             164,151
                                                                ---------------
  TOTAL ELECTRIC UTILITIES                                            3,415,264
                                                                ---------------
  GAS UTILITIES 3.7%
  Oneok, Inc.                                         9,115             344,456
  National Fuel Gas Co.+                              8,520             309,702
  WGL Holdings, Inc.+                                 9,757             305,784
  AGL Resources, Inc.                                 4,763             173,850
                                                                ---------------
  TOTAL GAS UTILITIES                                                 1,133,792
                                                                ---------------
TOTAL UTILITIES                                                       8,234,182
                                                                ---------------
FINANCIALS 17.5%
  INSURANCE 10.3%
  American Financial Group, Inc.+                    12,385             581,228
  Old Republic International Corp.                   15,167             335,949
  HCC Insurance Holdings, Inc.                        9,863             324,295
  Protective Life Corp.                               6,836             312,747
  First American Corp.+                               6,630             280,714
  Horace Mann Educators Corp.+                       11,547             222,049
  Ohio Casualty Corp.+                                8,251             213,453
  AmerUs Group Co.+                                   2,963             201,514
  Unitrin, Inc.                                       4,316             190,638
  Hanover Insurance Group, Inc.                       4,058             181,108
  Stancorp Financial Group, Inc.                      4,020             179,413
  Mercury General Corp.+                              3,105             154,039
                                                                ---------------
  TOTAL INSURANCE                                                     3,177,147
                                                                ---------------

                                                                         MARKET
                                                                          VALUE
                                                     SHARES            (NOTE 1)
--------------------------------------------------------------------------------

  REAL ESTATE 5.4%
  Highwoods Properties, Inc.                          8,232     $       306,313
  New Plan Excel Realty Trust+                       10,222             276,505
  Mack-Cali Realty Corp.+                             4,594             237,969
  Hospitality Properties Trust+                       4,339             204,801
  Liberty Property Trust+                             3,648             174,338
  United Dominion Realty Trust, Inc.+                 4,190             126,538
  Potlatch Corp.+                                     3,352             124,359
  Rayonier, Inc.+                                     3,185             120,393
  AMB Property Corp.                                  1,816             100,080
                                                                ---------------
  TOTAL REAL ESTATE                                                   1,671,296
                                                                ---------------
  THRIFTS & MORTGAGE FINANCE 1.6%
  New York Community Bancorp, Inc.+                  17,701             289,943
  Webster Financial Corp.                             2,202             103,736
  Washington Federal, Inc.                            4,218              94,652
                                                                ---------------
  TOTAL THRIFTS & MORTGAGE FINANCE                                      488,331
                                                                ---------------
  BANKS 0.2%
  FirstMerit Corp.+                                   3,300              76,461
                                                                ---------------
  TOTAL BANKS                                                            76,461
                                                                ---------------
TOTAL FINANCIALS                                                      5,413,235
                                                                ---------------
INDUSTRIALS 14.7%
  MACHINERY 4.1%
  AGCO Corp.*+                                       18,332             464,716
  Timken Co.+                                         8,890             264,744
  SPX Corp.                                           4,630             247,427
  Kennametal, Inc.                                    3,247             183,943
  Harsco Corp.                                        1,510             117,252
                                                                ---------------
  TOTAL MACHINERY                                                     1,278,082
                                                                ---------------
  ROAD & RAIL 4.0%
  J.B. Hunt Transport Services, Inc.+                18,900             392,553
  Swift Transportation Co., Inc.*+                   14,313             339,504
  YRC Worldwide, Inc.*+                               8,520             315,581
  Werner Enterprises, Inc.+                          11,218             209,889
                                                                ---------------
  TOTAL ROAD & RAIL                                                   1,257,527
                                                                ---------------
  COMMERCIAL SERVICES & SUPPLIES 2.9%
  Manpower, Inc.+                                     5,490             336,372
  Kelly Services, Inc.+                               9,962             273,059
  Brink's Co.                                         3,170             168,200
  Banta Corp.+                                        2,370             112,812
                                                                ---------------
  TOTAL COMMERCIAL SERVICES & SUPPLIES                                  890,443
                                                                ---------------
  AIRLINES 1.7%
  Alaska Air Group, Inc.*+                           13,856             527,082
                                                                ---------------
  TOTAL AIRLINES                                                        527,082
                                                                ---------------
  INDUSTRIAL CONGLOMERATES 1.7%
  Sequa Corp. -- Class A*+                            5,488             515,104
                                                                ---------------
  TOTAL INDUSTRIAL CONGLOMERATES                                        515,104
                                                                ---------------

See Notes to Financial Statements.


                                  THE RYDEX SERIES FUNDS SEMI-ANNUAL REPORT | 73

SCHEDULE OF INVESTMENTS  (UNAUDITED) (CONTINUED)              September 30, 2006
--------------------------------------------------------------------------------
  MID-CAP VALUE FUND
--------------------------------------------------------------------------------

                                                                         MARKET
                                                                          VALUE
                                                     SHARES            (NOTE 1)
--------------------------------------------------------------------------------

  TRADING COMPANIES & DISTRIBUTORS 0.3%
  GATX Corp.                                          2,371     $        98,088
                                                                ---------------
  TOTAL TRADING COMPANIES & DISTRIBUTORS                                 98,088
                                                                ---------------
TOTAL INDUSTRIALS                                                     4,566,326
                                                                ---------------
CONSUMER DISCRETIONARY 13.7%
  AUTO COMPONENTS 4.3%
  ArvinMeritor, Inc.+                                35,753             509,123
  Lear Corp.+                                        18,672             386,510
  Bandag, Inc.+                                       5,703             234,051
  BorgWarner, Inc.+                                   2,031             116,112
  Modine Manufacturing Co.                            4,154             101,067
                                                                ---------------
  TOTAL AUTO COMPONENTS                                               1,346,863
                                                                ---------------
  SPECIALTY RETAIL 2.9%
  Borders Group, Inc.+                               15,267             311,447
  Foot Locker, Inc.                                  10,172             256,843
  Pier 1 Imports, Inc.+                              26,182             194,270
  Payless Shoesource, Inc.*                           5,418             134,908
                                                                ---------------
  TOTAL SPECIALTY RETAIL                                                897,468
                                                                ---------------
  HOUSEHOLD DURABLES 2.9%
  Furniture Brands International,
    Inc.+                                            25,999             495,021
  Blyth, Inc.                                         9,279             225,758
  American Greetings Corp. -- Class A+                4,320              99,878
  Tupperware Brands Corp.                             3,835              74,629
                                                                ---------------
  TOTAL HOUSEHOLD DURABLES                                              895,286
                                                                ---------------
  HOTELS, RESTAURANTS & LEISURE 1.8%
  Bob Evans Farms, Inc.                              13,395             405,601
  CBRL Group, Inc.                                    3,719             150,359
                                                                ---------------
  TOTAL HOTELS, RESTAURANTS & LEISURE                                   555,960
                                                                ---------------
  MULTILINE RETAIL 0.8%
  Saks, Inc.+                                        14,226             245,825
                                                                ---------------
  TOTAL MULTILINE RETAIL                                                245,825
                                                                ---------------
  MEDIA 0.7%
  Scholastic Corp.*                                   3,707             115,473
  Media General, Inc.                                 2,330              87,888
                                                                ---------------
  TOTAL MEDIA                                                           203,361
                                                                ---------------
  LEISURE EQUIPMENT & PRODUCTS 0.3%
  Callaway Golf Co.+                                  6,314              82,777
                                                                ---------------
  TOTAL LEISURE EQUIPMENT & PRODUCTS                                     82,777
                                                                ---------------
TOTAL CONSUMER DISCRETIONARY                                          4,227,540
                                                                ---------------
MATERIALS 11.7%
  CHEMICALS 5.3%
  Sensient Technologies Corp.                        17,446             341,418
  Ferro Corp.                                        16,244             288,818
  Lubrizol Corp.                                      5,772             263,954
  Cabot Corp.+                                        5,598             208,246
  RPM International, Inc.+                            9,511             180,614
  Albemarle Corp.                                     3,052             165,815
  Lyondell Chemical Co.+                              4,605             116,829

                                                                         MARKET
                                                                          VALUE
                                                     SHARES            (NOTE 1)
--------------------------------------------------------------------------------

  Chemtura Corp.+                                     8,415     $        72,958
                                                                ---------------
  TOTAL CHEMICALS                                                     1,638,652
                                                                ---------------
  METALS & MINING 3.5%
  Steel Dynamics, Inc.                                7,700             388,465
  Worthington Industries, Inc.+                      19,179             327,193
  Commercial Metals Co.                               9,560             194,355
  Reliance Steel & Aluminum Co.                       5,300             170,342
                                                                ---------------
  TOTAL METALS & MINING                                               1,080,355
                                                                ---------------
  CONTAINERS & PACKAGING 1.5%
  Packaging Corporation of America                   10,475             243,020
  Sonoco Products Co.                                 6,904             232,251
                                                                ---------------
  TOTAL CONTAINERS & PACKAGING                                          475,271
                                                                ---------------
  PAPER & FOREST PRODUCTS 1.4%
  Bowater, Inc.+                                     12,266             252,311
  Glatfelter+                                        14,025             190,039
                                                                ---------------
  TOTAL PAPER & FOREST PRODUCTS                                         442,350
                                                                ---------------
TOTAL MATERIALS                                                       3,636,628
                                                                ---------------
INFORMATION TECHNOLOGY 8.6%
  ELECTRONIC EQUIPMENT & INSTRUMENTS 4.2%
  Tech Data Corp.*                                    9,852             359,894
  Ingram Micro, Inc. -- Class A*+                    15,295             293,052
  Vishay Intertechnology, Inc.*                      16,959             238,104
  Avnet, Inc.*+                                      10,373             203,518
  Arrow Electronics, Inc.*+                           7,316             200,678
                                                                ---------------
  TOTAL ELECTRONIC EQUIPMENT & INSTRUMENTS                            1,295,246
                                                                ---------------
  SEMICONDUCTOR & SEMICONDUCTOR EQUIPMENT 3.5%
  Atmel Corp.*                                      177,539           1,072,336
                                                                ---------------
  TOTAL SEMICONDUCTOR &
    SEMICONDUCTOR EQUIPMENT                                           1,072,336
                                                                ---------------
  SOFTWARE 0.5%
  Mentor Graphics Corp.*                             12,240             172,339
                                                                ---------------
  TOTAL SOFTWARE                                                        172,339
                                                                ---------------
  COMMUNICATIONS EQUIPMENT 0.4%
  Andrew Corp.*                                      12,910             119,159
                                                                ---------------
  TOTAL COMMUNICATIONS EQUIPMENT                                        119,159
                                                                ---------------
TOTAL INFORMATION TECHNOLOGY                                          2,659,080
                                                                ---------------
CONSUMER STAPLES 4.5%
  FOOD & DRUG RETAILING 2.0%
  Ruddick Corp.+                                     14,400             374,832
  BJ's Wholesale Club, Inc.*+                         8,550             249,489
                                                                ---------------
  TOTAL FOOD & DRUG RETAILING                                           624,321
                                                                ---------------
  TOBACCO 1.5%
  Universal Corp.+                                   12,675             463,018
                                                                ---------------
  TOTAL TOBACCO                                                         463,018
                                                                ---------------
  FOOD PRODUCTS 1.0%
  Smithfield Foods, Inc.*                            11,707             316,323
                                                                ---------------
  TOTAL FOOD PRODUCTS                                                   316,323
                                                                ---------------
TOTAL CONSUMER STAPLES                                                1,403,662
                                                                ---------------

                                              See Notes to Financial Statements.


74 | THE RYDEX SERIES FUNDS SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS  (UNAUDITED) (CONCLUDED)              September 30, 2006
--------------------------------------------------------------------------------
  MID-CAP VALUE FUND
--------------------------------------------------------------------------------

                                                                         MARKET
                                                                          VALUE
                                                     SHARES            (NOTE 1)
--------------------------------------------------------------------------------

TELECOMMUNICATION SERVICES 1.4%
  WIRELESS TELECOMMUNICATION SERVICES 1.4%
  Telephone & Data Systems, Inc.                     10,387     $       437,293
                                                                ---------------
  TOTAL WIRELESS TELECOMMUNICATION SERVICES                             437,293
                                                                ---------------
TOTAL TELECOMMUNICATION SERVICES                                        437,293
                                                                ---------------
HEALTH CARE 0.7%
  HEALTH CARE PROVIDERS & SERVICES 0.7%
  Triad Hospitals, Inc.*                              5,162             227,283
                                                                ---------------
  TOTAL HEALTH CARE PROVIDERS & SERVICES                                227,283
                                                                ---------------
TOTAL HEALTH CARE                                                       227,283
                                                                ---------------
ENERGY 0.3%
  OIL & GAS 0.3%
  Forest Oil Corp.*                                   2,935              92,716
                                                                ---------------
  TOTAL OIL & GAS                                                        92,716
                                                                ---------------
TOTAL ENERGY                                                             92,716
                                                                ---------------
TOTAL COMMON STOCKS
   (Cost $25,818,042)                                                30,897,945
                                                                ---------------

                                                       FACE
                                                     AMOUNT
                                             --------------
REPURCHASE AGREEMENTS 0.6%
Repurchase Agreement (Note 6)
  5.00% due 10/02/06                         $        3,907               3,907
  4.95% due 10/02/06                                 59,195              59,195
  4.89% due 10/02/06                                 38,476              38,476
  4.80% due 10/02/06                                 71,034              71,034
                                                                ---------------
TOTAL REPURCHASE AGREEMENTS
  (Cost $172,612)                                                       172,612
                                                                ---------------
SECURITIES LENDING COLLATERAL 30.7%
Investment in Securities Lending Short Term
  Investment Portfolio Held by
  U.S. Bancorp (Note 9)                           9,506,220           9,506,220
                                                                ---------------
TOTAL SECURITIES LENDING COLLATERAL
  (Cost $9,506,220)                                                   9,506,220
                                                                ---------------
TOTAL INVESTMENTS 131.0%
  (Cost $35,496,874)                                            $    40,576,777
                                                                ===============
LIABILITIES IN EXCESS OF
  OTHER ASSETS - (31.0)%                                        $    (9,590,585)
                                                                ===============
NET ASSETS - 100.0%                                             $    30,986,192

*     NON-INCOME PRODUCING SECURITY.

+     ALL OR A PORTION OF THIS SECURITY IS ON LOAN AT SEPTEMBER 30, 2006 -- SEE
      NOTE 9.

See Notes to Financial Statements.


                                  THE RYDEX SERIES FUNDS SEMI-ANNUAL REPORT | 75

SCHEDULE OF INVESTMENTS  (UNAUDITED)                          September 30, 2006
--------------------------------------------------------------------------------
  LARGE-CAP VALUE FUND
--------------------------------------------------------------------------------

                                                                         MARKET
                                                                          VALUE
                                                     SHARES            (NOTE 1)
--------------------------------------------------------------------------------

COMMON STOCKS 99.7%

FINANCIALS 20.8%
  INSURANCE 8.8%
  ACE Ltd.                                           33,041     $     1,808,334
  XL Capital Ltd.                                    25,834           1,774,796
  UnumProvident Corp.+                               80,869           1,568,050
  Chubb Corp.                                        26,471           1,375,433
  St. Paul Travelers Cos., Inc.                      27,790           1,303,073
  Genworth Financial, Inc. -- Class A                33,681           1,179,172
  MetLife, Inc.+                                     18,988           1,076,240
  Lincoln National Corp.+                            15,762             978,505
  Allstate Corp.+                                    15,014             941,828
  SAFECO Corp.                                       14,575             858,905
  Loews Corp.                                        20,989             795,483
  Hartford Financial Services Group, Inc.             7,803             676,910
  Aon Corp.+                                         19,073             646,002
                                                                ---------------
  TOTAL INSURANCE                                                    14,982,731
                                                                ---------------
  BANKS 6.0%
  First Horizon National Corp.+                      28,738           1,092,331
  KeyCorp                                            24,363             912,151
  Regions Financial Corp.+                           24,595             904,850
  National City Corp.+                               24,243             887,294
  Huntington Bancshares, Inc.                        36,084             863,490
  SunTrust Banks, Inc.                               10,629             821,409
  North Fork Bancorporation, Inc.                    28,278             809,882
  PNC Financial Services Group, Inc.                  9,674             700,785
  BB&T Corp.+                                        14,798             647,856
  AmSouth Bancorp                                    22,073             641,000
  Wells Fargo & Co.                                  15,904             575,407
  Wachovia Corp.+                                     8,661             483,284
  U.S. Bancorp+                                      14,250             473,385
  Comerica, Inc.                                      7,471             425,249
                                                                ---------------
  TOTAL BANKS                                                        10,238,373
                                                                ---------------
  REAL ESTATE 2.7%
  Apartment Investment &
    Management Co. -- Class A+                       25,859           1,406,988
  Equity Office Properties Trust+                    32,369           1,286,992
  KIMCO Realty Corp.+                                20,619             883,937
  Archstone-Smith Trust+                              8,919             485,550
  Equity Residential+                                 9,335             472,164
                                                                ---------------
  TOTAL REAL ESTATE                                                   4,535,631
                                                                ---------------
  DIVERSIFIED FINANCIALS 1.9%
  J.P. Morgan Chase & Co.                            35,825           1,682,342
  Citigroup, Inc.                                    19,154             951,379
  CIT Group, Inc.                                    14,129             687,093
                                                                ---------------
  TOTAL DIVERSIFIED FINANCIALS                                        3,320,814
                                                                ---------------
  CAPITAL MARKETS 0.7%
  Morgan Stanley                                      9,310             678,792
  Bear Stearns Cos., Inc.+                            3,854             539,946
                                                                ---------------
  TOTAL CAPITAL MARKETS                                               1,218,738
                                                                ---------------

                                                                         MARKET
                                                                          VALUE
                                                     SHARES            (NOTE 1)
--------------------------------------------------------------------------------

  THRIFTS & MORTGAGE FINANCE 0.7%
  Washington Mutual, Inc.+                           27,313     $     1,187,296
                                                                ---------------
  TOTAL THRIFTS & MORTGAGE FINANCE                                    1,187,296
                                                                ---------------
TOTAL FINANCIALS                                                     35,483,583
                                                                ---------------
UTILITIES 18.0%
  MULTI-UTILITIES 10.8%
  KeySpan Corp.                                      46,269           1,903,507
  Dynegy, Inc. -- Class A*                          323,251           1,790,810
  Xcel Energy, Inc.+                                 74,508           1,538,590
  NiSource, Inc.                                     67,659           1,470,907
  Duke Energy Corp.                                  47,534           1,435,527
  Consolidated Edison, Inc.+                         29,733           1,373,665
  DTE Energy Co.+                                    31,166           1,293,701
  CMS Energy Corp.*+                                 88,770           1,281,839
  PG&E Corp.+                                        27,199           1,132,838
  CenterPoint Energy, Inc.+                          71,545           1,024,524
  Ameren Corp.+                                      19,302           1,018,952
  Sempra Energy+                                     17,602             884,500
  Constellation Energy Group, Inc.                   13,118             776,586
  Dominion Resources, Inc.+                           7,447             569,621
  Public Service Enterprise Group,
    Inc.                                              8,041             492,029
  TECO Energy, Inc.                                  21,295             333,267
                                                                ---------------
  TOTAL MULTI-UTILITIES                                              18,320,863
                                                                ---------------
  ELECTRIC UTILITIES 5.4%
  Progress Energy, Inc.+                             41,932           1,902,874
  PPL Corp.+                                         52,928           1,741,331
  Pinnacle West Capital Corp.+                       28,349           1,277,123
  American Electric Power Co., Inc.                  31,188           1,134,308
  Entergy Corp.                                      11,484             898,393
  FirstEnergy Corp.+                                 13,655             762,768
  Southern Co.+                                      20,991             723,350
  FPL Group, Inc.+                                   15,081             678,645
                                                                ---------------
  TOTAL ELECTRIC UTILITIES                                            9,118,792
                                                                ---------------
  GAS UTILITIES 1.8%
  Peoples Energy Corp.+                              42,414           1,724,129
  Nicor, Inc.+                                       33,332           1,425,276
                                                                ---------------
  TOTAL GAS UTILITIES                                                 3,149,405
                                                                ---------------
TOTAL UTILITIES                                                      30,589,060
                                                                ---------------
CONSUMER DISCRETIONARY 16.6%
  MULTILINE RETAIL 4.4%
  Dillard's, Inc. -- Class A+                       107,487           3,518,050
  Big Lots, Inc.*+                                  123,440           2,445,346
  Federated Department Stores,
    Inc.                                             22,534             973,694
  Nordstrom, Inc.+                                   11,506             486,704
                                                                ---------------
  TOTAL MULTILINE RETAIL                                              7,423,794
                                                                ---------------
  SPECIALTY RETAIL 3.9%
  OfficeMax, Inc.+                                   59,696           2,432,015
  Circuit City Stores, Inc.+                         71,584           1,797,474
  AutoNation, Inc.*+                                 66,790           1,395,911
  Limited Brands, Inc.+                              38,070           1,008,475
                                                                ---------------
  TOTAL SPECIALTY RETAIL                                              6,633,875
                                                                ---------------

                                              See Notes to Financial Statements.


76 | THE RYDEX SERIES FUNDS SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS  (UNAUDITED) (CONTINUED)              September 30, 2006
--------------------------------------------------------------------------------
  LARGE-CAP VALUE FUND
--------------------------------------------------------------------------------

                                                                         MARKET
                                                                          VALUE
                                                     SHARES            (NOTE 1)
--------------------------------------------------------------------------------

  AUTOMOBILES 3.0%
  General Motors Corp.+                              86,590     $     2,879,983
  Ford Motor Co.+                                   283,151           2,290,692
                                                                ---------------
  TOTAL AUTOMOBILES                                                   5,170,675
                                                                ---------------
  HOUSEHOLD DURABLES 2.8%
  Whirlpool Corp.+                                   16,223           1,364,516
  Pulte Homes, Inc.+                                 31,939           1,017,577
  Snap-On, Inc.                                      19,196             855,182
  Newell Rubbermaid, Inc.+                           29,325             830,484
  Leggett & Platt, Inc.                              29,173             730,200
                                                                ---------------
  TOTAL HOUSEHOLD DURABLES                                            4,797,959
                                                                ---------------
  TEXTILES & APPAREL 0.9%
  Jones Apparel Group, Inc.                          45,787           1,485,330
                                                                ---------------
  TOTAL TEXTILES & APPAREL                                            1,485,330
                                                                ---------------
  LEISURE EQUIPMENT & PRODUCTS 0.8%
  Eastman Kodak Co.+                                 48,931           1,096,054
  Brunswick Corp.+                                    9,418             293,748
                                                                ---------------
  TOTAL LEISURE EQUIPMENT & PRODUCTS                                  1,389,802
                                                                ---------------
  AUTO COMPONENTS 0.8%
  Johnson Controls, Inc.+                            18,725           1,343,331
                                                                ---------------
  TOTAL AUTO COMPONENTS                                               1,343,331
                                                                ---------------
TOTAL CONSUMER DISCRETIONARY                                         28,244,766
                                                                ---------------
INDUSTRIALS 10.2%
  ROAD & RAIL 3.0%
  Ryder System, Inc.+                                60,776           3,140,903
  Union Pacific Corp.+                               11,565           1,017,720
  CSX Corp.+                                         27,784             912,149
                                                                ---------------
  TOTAL ROAD & RAIL                                                   5,070,772
                                                                ---------------
  MACHINERY 2.6%
  Ingersoll-Rand Co. -- Class A+                     29,997           1,139,286
  Deere & Co.+                                       13,220           1,109,290
  Cummins, Inc.+                                      8,346             995,094
  Caterpillar, Inc.+                                 13,894             914,225
  Navistar International Corp.*                      13,771             355,567
                                                                ---------------
  TOTAL MACHINERY                                                     4,513,462
                                                                ---------------
  COMMERCIAL SERVICES & SUPPLIES 2.1%
  Allied Waste Industries, Inc.*+                   198,324           2,235,111
  RR Donnelley & Sons Co.                            25,927             854,554
  Avery Dennison Corp.+                               8,462             509,159
                                                                ---------------
  TOTAL COMMERCIAL SERVICES & SUPPLIES                                3,598,824
                                                                ---------------
  AEROSPACE & DEFENSE 1.9%
  United Technologies Corp.                          20,235           1,281,888
  Northrop Grumman Corp.                             18,742           1,275,768
  Raytheon Co.                                       15,523             745,259
                                                                ---------------
  TOTAL AEROSPACE & DEFENSE                                           3,302,915
                                                                ---------------
  BUILDING PRODUCTS 0.3%
  Masco Corp.+                                       15,779             432,660
                                                                ---------------
  TOTAL BUILDING PRODUCTS                                               432,660
                                                                ---------------
  INDUSTRIAL CONGLOMERATES 0.3%
  Textron, Inc.                                       4,933             431,638
                                                                ---------------
  TOTAL INDUSTRIAL CONGLOMERATES                                        431,638
                                                                ---------------

                                                                         MARKET
                                                                          VALUE
                                                     SHARES            (NOTE 1)
--------------------------------------------------------------------------------

TOTAL INDUSTRIALS                                               $    17,350,271
                                                                ---------------
MATERIALS 9.8%
  PAPER & FOREST PRODUCTS 3.1%
  International Paper Co.+                           49,171           1,702,792
  MeadWestvaco Corp.+                                51,005           1,352,142
  Weyerhaeuser Co.+                                  21,756           1,338,647
  Louisiana-Pacific Corp.                            49,444             928,064
                                                                ---------------
  TOTAL PAPER & FOREST PRODUCTS                                       5,321,645
                                                                ---------------
  CHEMICALS 2.9%
  Ashland, Inc.                                      24,524           1,564,141
  Eastman Chemical Co.                               23,125           1,249,212
  E.I. du Pont de Nemours and Co.+                   13,935             596,975
  Rohm & Haas Co.                                    11,896             563,276
  PPG Industries, Inc.                                7,620             511,150
  Dow Chemical Co.+                                  10,777             420,087
                                                                ---------------
  TOTAL CHEMICALS                                                     4,904,841
                                                                ---------------
  METALS & MINING 2.7%
  United States Steel Corp.+                         44,577           2,571,202
  Alcoa, Inc.                                        28,581             801,411
  Phelps Dodge Corp.                                  8,177             692,592
  Nucor Corp.+                                       13,251             655,792
                                                                ---------------
  TOTAL METALS & MINING                                               4,720,997
                                                                ---------------
  CONTAINERS & PACKAGING 1.1%
  Bemis Co.                                          31,542           1,036,470
  Temple-Inland, Inc.                                19,850             795,985
                                                                ---------------
  TOTAL CONTAINERS & PACKAGING                                        1,832,455
                                                                ---------------
TOTAL MATERIALS                                                      16,779,938
                                                                ---------------
CONSUMER STAPLES 8.8%
  FOOD & DRUG RETAILING 3.1%
  Supervalu, Inc.                                    61,291           1,817,278
  Safeway, Inc.+                                     51,229           1,554,800
  CVS Corp.                                          36,494           1,172,187
  Costco Wholesale Corp.+                            16,089             799,302
                                                                ---------------
  TOTAL FOOD & DRUG RETAILING                                         5,343,567
                                                                ---------------
  FOOD PRODUCTS 2.6%
  Archer-Daniels-Midland Co.+                        47,087           1,783,655
  Tyson Foods, Inc. -- Class A+                      97,034           1,540,900
  ConAgra Foods, Inc.+                               46,571           1,140,058
                                                                ---------------
  TOTAL FOOD PRODUCTS                                                 4,464,613
                                                                ---------------
  BEVERAGES 2.2%
  Molson Coors Brewing Co. --
    Class B+                                         23,876           1,645,056
  Coca-Cola Enterprises, Inc.                        64,427           1,342,015
  Constellation Brands, Inc. --
    Class A*                                         26,880             773,606
                                                                ---------------
  TOTAL BEVERAGES                                                     3,760,677
                                                                ---------------
  TOBACCO 0.9%
  Reynolds American, Inc.+                           23,280           1,442,662
                                                                ---------------
  TOTAL TOBACCO                                                       1,442,662
                                                                ---------------
TOTAL CONSUMER STAPLES                                               15,011,519
                                                                ---------------

See Notes to Financial Statements.


                                  THE RYDEX SERIES FUNDS SEMI-ANNUAL REPORT | 77

SCHEDULE OF INVESTMENTS  (UNAUDITED) (CONCLUDED)              September 30, 2006
--------------------------------------------------------------------------------
  LARGE-CAP VALUE FUND
--------------------------------------------------------------------------------

                                                                         MARKET
                                                                          VALUE
                                                     SHARES            (NOTE 1)
--------------------------------------------------------------------------------

TELECOMMUNICATION SERVICES 6.3%
  DIVERSIFIED TELECOMMUNICATION SERVICES 6.3%
  Verizon Communications, Inc.+                      50,317     $     1,868,270
  AT&T, Inc.+                                        53,322           1,736,165
  BellSouth Corp.                                    40,167           1,717,139
  Qwest Communications
    International, Inc.*+                           157,860           1,376,539
  Citizens Communications Co.                        84,694           1,189,104
  Windstream Corp.+                                  78,400           1,034,096
  Embarq Corp.                                       20,251             979,541
  CenturyTel, Inc.+                                  21,042             834,736
                                                                ---------------
  TOTAL DIVERSIFIED
    TELECOMMUNICATION SERVICES                                       10,735,590
                                                                ---------------
TOTAL TELECOMMUNICATION SERVICES                                     10,735,590
                                                                ---------------
INFORMATION TECHNOLOGY 4.9%
  IT CONSULTING & SERVICES 2.9%
  Computer Sciences Corp.*                           29,149           1,431,799
  Electronic Data Systems Corp.+                     56,304           1,380,574
  Unisys Corp.*                                     235,459           1,332,698
  Sabre Holdings Corp.                               36,969             864,705
                                                                ---------------
  TOTAL IT CONSULTING & SERVICES                                      5,009,776
                                                                ---------------
  ELECTRONIC EQUIPMENT & INSTRUMENTS 1.3%
  Sanmina-SCI Corp.*                                324,895           1,215,107
  Solectron Corp.*                                  283,500             924,210
                                                                ---------------
  TOTAL ELECTRONIC EQUIPMENT & INSTRUMENTS                            2,139,317
                                                                ---------------
  SEMICONDUCTOR & SEMICONDUCTOR EQUIPMENT 0.7%
  Micron Technology, Inc.*+                          66,754           1,161,520
                                                                ---------------
  TOTAL SEMICONDUCTOR &
    SEMICONDUCTOR EQUIPMENT                                           1,161,520
                                                                ---------------
TOTAL INFORMATION TECHNOLOGY                                          8,310,613
                                                                ---------------
ENERGY 3.1%
  OIL & GAS 3.1%
  ConocoPhillips                                     34,508           2,054,261
  Sunoco, Inc.                                       19,099           1,187,767
  Marathon Oil Corp.                                 14,365           1,104,668
  El Paso Corp.                                      66,514             907,251
                                                                ---------------
  TOTAL OIL & GAS                                                     5,253,947
                                                                ---------------
TOTAL ENERGY                                                          5,253,947
                                                                ---------------
HEALTH CARE 1.2%
  HEALTH CARE PROVIDERS & SERVICES 1.2%
  WellPoint, Inc.*                                   13,281           1,023,301
  Tenet Healthcare Corp.*+                           65,519             533,325
  McKesson Corp.                                      9,454             498,415
                                                                ---------------
  TOTAL HEALTH CARE PROVIDERS & SERVICES                              2,055,041
                                                                ---------------
TOTAL HEALTH CARE                                                     2,055,041
                                                                ---------------
TOTAL COMMON STOCKS
  (Cost $152,140,424)                                               169,814,328
                                                                ---------------

                                                                         MARKET
                                                       FACE               VALUE
                                                     AMOUNT            (NOTE 1)
--------------------------------------------------------------------------------

REPURCHASE AGREEMENTS 0.4%
Repurchase Agreement (Note 6)
  5.00% due 10/02/06                         $       16,048     $        16,048
  4.95% due 10/02/06                                243,133             243,133
  4.89% due 10/02/06                                158,036             158,036
  4.80% due 10/02/06                                291,760             291,760
                                                                ---------------
TOTAL REPURCHASE AGREEMENTS
  (Cost $708,977)                                                       708,977
                                                                ---------------

SECURITIES LENDING COLLATERAL 24.6%
Investment in Securities Lending Short Term
  Investment Portfolio Held by
  U.S. Bancorp (Note 9)                          41,932,704          41,932,704
                                                                ---------------
TOTAL SECURITIES LENDING COLLATERAL
  (Cost $41,932,704)                                                 41,932,704
                                                                ---------------

TOTAL INVESTMENTS 124.7%
  (Cost $194,782,105)                                           $   212,456,009
                                                                ===============
LIABILITIES IN EXCESS OF
  OTHER ASSETS - (24.7)%                                        $   (42,056,734)
                                                                ===============
NET ASSETS - 100.0%                                             $   170,399,275

*     NON-INCOME PRODUCING SECURITY.

+     ALL OR A PORTION OF THIS SECURITY IS ON LOAN AT SEPTEMBER 30, 2006 -- SEE
      NOTE 9.

                                              See Notes to Financial Statements.


78 | THE RYDEX SERIES FUNDS SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS  (UNAUDITED)                          September 30, 2006
--------------------------------------------------------------------------------
  SMALL-CAP GROWTH FUND
--------------------------------------------------------------------------------

                                                                         MARKET
                                                                          VALUE
                                                     SHARES            (NOTE 1)
--------------------------------------------------------------------------------

COMMON STOCKS 99.5%

HEALTH CARE 24.2%
  HEALTH CARE EQUIPMENT & SUPPLIES 12.0%
  BioLase Technology, Inc.*+                         74,862     $       467,888
  Integra LifeSciences Holdings
    Corp.*+                                           9,928             372,101
  Possis Medical, Inc.*                              34,007             334,969
  Biosite, Inc.*+                                     5,974             276,178
  ICU Medical, Inc.*+                                 5,408             245,956
  PolyMedica Corp.+                                   5,189             222,141
  SurModics, Inc.*+                                   5,986             210,228
  Immucor, Inc.*                                      9,154             205,141
  Dionex Corp.*                                       3,939             200,653
  Idexx Laboratories, Inc.*                           1,932             176,083
  Kensey Nash Corp.*+                                 5,352             156,653
  Mentor Corp.+                                       3,081             155,252
  Respironics, Inc.*                                  3,864             149,189
  Cooper Cos., Inc.+                                  2,680             143,380
  American Medical Systems
    Holdings, Inc.*+                                  7,689             141,708
  PharmaNet Development
    Group, Inc.*+                                     6,660             129,404
  Greatbatch, Inc.*+                                  5,285             119,547
  Merit Medical Systems, Inc.*                        8,499             115,416
  ArthroCare Corp.*+                                  2,454             114,994
                                                                ---------------
  TOTAL HEALTH CARE EQUIPMENT & SUPPLIES                              3,936,881
                                                                ---------------
  HEALTH CARE PROVIDERS & SERVICES 8.0%
  Odyssey HealthCare, Inc.*                          26,590             377,046
  AMERIGROUP Corp.*                                  10,279             303,745
  Healthways, Inc.*+                                  6,490             289,454
  Sierra Health Services, Inc.*+                      6,831             258,485
  Centene Corp.*+                                    14,960             245,942
  Sunrise Senior Living, Inc.*                        6,866             205,087
  Per-Se Technologies, Inc.*+                         8,169             186,090
  United Surgical Partners
    International, Inc.*+                             7,419             184,214
  AmSurg Corp.*+                                      7,020             156,265
  Cerner Corp.*                                       3,109             141,149
  Amedisys, Inc.*+                                    3,045             120,795
  Pediatrix Medical Group, Inc.*                      2,552             116,371
  Dendrite International, Inc.*                       4,977              48,675
                                                                ---------------
  TOTAL HEALTH CARE PROVIDERS & SERVICES                              2,633,318
                                                                ---------------
  PHARMACEUTICALS 4.2%
  CNS, Inc.                                          15,367             433,810
  Bradley Pharmaceuticals, Inc.*+                    20,193             321,473
  Connetics Corp.*+                                  24,741             269,677
  Noven Pharmaceuticals, Inc.*                        9,850             237,582
  Sciele Pharma, Inc.*+                               7,289             137,325
                                                                ---------------
  TOTAL PHARMACEUTICALS                                               1,399,867
                                                                ---------------
TOTAL HEALTH CARE                                                     7,970,066
                                                                ---------------

                                                                         MARKET
                                                                          VALUE
                                                     SHARES            (NOTE 1)
--------------------------------------------------------------------------------

CONSUMER DISCRETIONARY 23.4%
  SPECIALTY RETAIL 7.2%
  Christopher & Banks Corp.                          23,342     $       688,122
  HOT Topic, Inc.*                                   24,389             271,694
  Children's Place Retail Stores,
    Inc.*+                                            3,738             239,344
  Tween Brands, Inc.*+                                6,070             228,232
  Select Comfort Corp.*+                             10,256             224,401
  Hibbett Sporting Goods, Inc.*+                      7,557             197,842
  Tractor Supply Co.*+                                3,884             187,442
  Genesco, Inc.*+                                     4,641             159,975
  Guitar Center, Inc.*                                3,574             159,687
                                                                ---------------
  TOTAL SPECIALTY RETAIL                                              2,356,739
                                                                ---------------
  HOTELS, RESTAURANTS & LEISURE 5.9%
  Shuffle Master, Inc.*+                             14,599             394,319
  Multimedia Games, Inc.*+                           43,189             392,156
  Papa John's International, Inc.*                    8,456             305,346
  Panera Bread Co. -- Class A*+                       5,088             296,376
  Sonic Corp.*+                                      11,142             251,921
  CEC Entertainment, Inc.*                            4,778             150,555
  P.F. Chang's China Bistro, Inc.*+                   4,261             147,899
                                                                ---------------
  TOTAL HOTELS, RESTAURANTS & LEISURE                                 1,938,572
                                                                ---------------
  LEISURE EQUIPMENT & PRODUCTS 2.4%
  Pool Corp.                                          9,388             361,438
  Nautilus, Inc.+                                    17,335             238,356
  Polaris Industries, Inc.+                           4,307             177,233
                                                                ---------------
  TOTAL LEISURE EQUIPMENT & PRODUCTS                                    777,027
                                                                ---------------
  COMMERCIAL SERVICES & SUPPLIES 2.0%
  Pre-Paid Legal Services, Inc.+                      9,844             390,512
  Vertrue, Inc.*                                      7,142             280,823
                                                                ---------------
  TOTAL COMMERCIAL SERVICES & SUPPLIES                                  671,335
                                                                ---------------
  TEXTILES & APPAREL 1.6%
  K-Swiss, Inc. -- Class A+                           9,896             297,474
  Fossil, Inc.*                                      10,440             224,877
                                                                ---------------
  TOTAL TEXTILES & APPAREL                                              522,351
                                                                ---------------
  HOUSEHOLD DURABLES 1.5%
  NVR, Inc.*+                                           499             266,965
  Meritage Homes Corp.*+                              5,355             222,822
                                                                ---------------
  TOTAL HOUSEHOLD DURABLES                                              489,787
                                                                ---------------
  MEDIA 1.1%
  Arbitron, Inc.                                      5,350             198,003
  Advo, Inc.                                          6,221             174,064
                                                                ---------------
  TOTAL MEDIA                                                           372,067
                                                                ---------------
  INTERNET & CATALOG RETAIL 1.0%
  PetMed Express, Inc.*+                             32,949             343,988
                                                                ---------------
  TOTAL INTERNET & CATALOG RETAIL                                       343,988
                                                                ---------------
  AUTOMOBILES 0.7%
  Winnebago Industries, Inc.+                         6,803             213,478
                                                                ---------------
  TOTAL AUTOMOBILES                                                     213,478
                                                                ---------------
TOTAL CONSUMER DISCRETIONARY                                          7,685,344
                                                                ---------------

See Notes to Financial Statements.


                                  THE RYDEX SERIES FUNDS SEMI-ANNUAL REPORT | 79

SCHEDULE OF INVESTMENTS  (UNAUDITED) (CONTINUED)              September 30, 2006
--------------------------------------------------------------------------------
  SMALL-CAP GROWTH FUND
--------------------------------------------------------------------------------

                                                                         MARKET
                                                                          VALUE
                                                     SHARES            (NOTE 1)
--------------------------------------------------------------------------------

INFORMATION TECHNOLOGY 19.9%
  INTERNET SOFTWARE & SERVICES 5.4%
  j2 Global Communications, Inc.*+                   22,436     $       609,586
  Websense, Inc.*+                                   15,384             332,448
  Bankrate, Inc.*+                                   10,401             276,251
  MIVA, Inc.*+                                       77,323             255,166
  WebEx Communications, Inc.*+                        4,612             179,960
  Digital Insight Corp.*                              4,488             131,588
                                                                ---------------
  TOTAL INTERNET SOFTWARE & SERVICES                                  1,784,999
                                                                ---------------
  SOFTWARE 5.3%
  Factset Research Systems, Inc.                      8,808             427,805
  Internet Security Systems, Inc.*                   12,027             333,869
  Ansys, Inc.*+                                       5,414             239,191
  Manhattan Associates, Inc.*                         8,473             204,538
  Quality Systems, Inc.+                              4,640             179,986
  EPIQ Systems, Inc.*+                                9,606             141,304
  Take-Two Interactive Software,
    Inc.*+                                            9,313             132,803
  Kronos, Inc.*                                       3,068             104,588
                                                                ---------------
  TOTAL SOFTWARE                                                      1,764,084
                                                                ---------------
  ELECTRONIC EQUIPMENT & INSTRUMENTS 3.5%
  Scansource, Inc.*+                                 11,189             339,363
  Flir Systems, Inc.*+                               11,558             313,915
  Daktronics, Inc.                                   14,103             291,791
  LoJack Corp.*                                       9,127             178,798
  Mercury Computer Systems, Inc.*                     3,100              36,735
                                                                ---------------
  TOTAL ELECTRONIC EQUIPMENT & INSTRUMENTS                            1,160,602
                                                                ---------------
  IT CONSULTING & SERVICES 2.6%
  eFunds Corp.*                                      10,592             256,115
  Talx Corp.+                                         9,601             235,416
  Mantech International Corp. --
    Class A*                                          6,902             227,835
  CACI International, Inc. --
    Class A*                                          2,412             132,684
                                                                ---------------
  TOTAL IT CONSULTING & SERVICES                                        852,050
                                                                ---------------
  COMPUTERS & PERIPHERALS 2.0%
  Synaptics, Inc.*+                                  12,392             301,993
  Komag, Inc.*+                                       7,951             254,114
  Neoware, Inc.*+                                     6,870              93,363
                                                                ---------------
  TOTAL COMPUTERS & PERIPHERALS                                         649,470
                                                                ---------------
  SEMICONDUCTOR & SEMICONDUCTOR EQUIPMENT 0.7%
  Cabot Microelectronics Corp.*                       7,580             218,456
                                                                ---------------
  TOTAL SEMICONDUCTOR &
    SEMICONDUCTOR EQUIPMENT                                             218,456
                                                                ---------------
  COMMUNICATIONS EQUIPMENT 0.4%
  Comtech Telecommunications
    Corp.*+                                           3,713             124,311
                                                                ---------------
  TOTAL COMMUNICATIONS EQUIPMENT                                        124,311
                                                                ---------------
TOTAL INFORMATION TECHNOLOGY                                          6,553,972
                                                                ---------------

                                                                         MARKET
                                                                          VALUE
                                                     SHARES            (NOTE 1)
--------------------------------------------------------------------------------

FINANCIALS 10.0%
  BANKS 3.6%
  Nara Bancorp, Inc.                                 17,333     $       317,021
  Wilshire Bancorp, Inc.                             13,118             249,767
  PrivateBancorp, Inc.+                               5,153             235,595
  UCBH Holdings, Inc.+                                7,848             137,026
  Wintrust Financial Corp.                            2,555             128,133
  East-West Bancorp, Inc.                             2,709             107,303
                                                                ---------------
  TOTAL BANKS                                                         1,174,845
                                                                ---------------
  THRIFTS & MORTGAGE FINANCE 1.8%
  Flagstar Bancorp, Inc.+                            23,452             341,227
  Fremont General Corp.+                             18,343             256,618
                                                                ---------------
  TOTAL THRIFTS & MORTGAGE FINANCE                                      597,845
                                                                ---------------
  INSURANCE 1.6%
  Hilb Rogal & Hobbs Co.+                             6,633             282,898
  Philadelphia Consolidated
    Holding Corp.*+                                   6,495             258,371
                                                                ---------------
  TOTAL INSURANCE                                                       541,269
                                                                ---------------
  DIVERSIFIED FINANCIALS 1.3%
  Portfolio Recovery Associates,
    Inc.*+                                            9,551             419,003
                                                                ---------------
  TOTAL DIVERSIFIED FINANCIALS                                          419,003
                                                                ---------------
  CONSUMER FINANCE 1.0%
  World Acceptance Corp.*+                            7,439             327,167
                                                                ---------------
  TOTAL CONSUMER FINANCE                                                327,167
                                                                ---------------
  CAPITAL MARKETS 0.7%
  Investment Technology Group,
    Inc.*                                             5,584             249,884
                                                                ---------------
  TOTAL CAPITAL MARKETS                                                 249,884
                                                                ---------------
TOTAL FINANCIALS                                                      3,310,013
                                                                ---------------
ENERGY 9.1%
  OIL & GAS 7.4%
  Frontier Oil Corp.+                                19,904             529,048
  St. Mary Land & Exploration Co.+                    9,406             345,294
  World Fuel Services Corp.+                          6,324             255,806
  Stone Energy Corp.*                                 5,970             241,666
  Penn Virginia Corp.                                 3,469             219,969
  Swift Energy Co.*+                                  4,998             209,016
  Petroleum Development Corp.*                        5,014             200,008
  Cimarex Energy Co.                                  4,490             158,003
  Cabot Oil & Gas Corp.                               2,761             132,335
  Helix Energy Solutions Group,
    Inc.*+                                            3,919             130,895
                                                                ---------------
  TOTAL OIL & GAS                                                     2,422,040
                                                                ---------------
  ENERGY EQUIPMENT & SERVICES 1.7%
  W-H Energy Services, Inc.*                          5,674             235,301
  Unit Corp.*                                         3,169             145,679
  Hydril*+                                            2,136             119,744
  CARBO Ceramics, Inc.+                               2,132              76,816
                                                                ---------------
  TOTAL ENERGY EQUIPMENT & SERVICES                                     577,540
                                                                ---------------
TOTAL ENERGY                                                          2,999,580
                                                                ---------------

                                              See Notes to Financial Statements.


80 | THE RYDEX SERIES FUNDS SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS  (UNAUDITED) (CONCLUDED)              September 30, 2006
--------------------------------------------------------------------------------
  SMALL-CAP GROWTH FUND
--------------------------------------------------------------------------------

                                                                         MARKET
                                                                          VALUE
                                                     SHARES            (NOTE 1)
--------------------------------------------------------------------------------

INDUSTRIALS 7.8%
  COMMERCIAL SERVICES & SUPPLIES 2.5%
  Coinstar, Inc.*                                    22,678     $       652,673
  Waste Connections, Inc.*+                           4,867             184,508
                                                                ---------------
  TOTAL COMMERCIAL SERVICES & SUPPLIES                                  837,181
                                                                ---------------
  ROAD & RAIL 1.9%
  Landstar System, Inc.+                              6,452             275,500
  Knight Transportation, Inc.+                       12,100             205,095
  Heartland Express, Inc.+                           10,260             160,877
                                                                ---------------
  TOTAL ROAD & RAIL                                                     641,472
                                                                ---------------
  AEROSPACE & DEFENSE 1.9%
  Ceradyne, Inc.*+                                    9,171             376,836
  Curtiss-Wright Corp.+                               6,010             182,404
  Gencorp, Inc.*+                                     4,335              55,661
                                                                ---------------
  TOTAL AEROSPACE & DEFENSE                                             614,901
                                                                ---------------
  MACHINERY 0.7%
  EnPro Industries, Inc.*                             5,203             156,402
  ASV, Inc.*+                                         4,707              70,182
                                                                ---------------
  TOTAL MACHINERY                                                       226,584
                                                                ---------------
  AIR FREIGHT & COURIERS 0.5%
  Forward Air Corp.+                                  4,721             156,218
                                                                ---------------
  TOTAL AIR FREIGHT & COURIERS                                          156,218
                                                                ---------------
  BUILDING PRODUCTS 0.3%
  Simpson Manufacturing Co., Inc.+                    3,403              91,983
                                                                ---------------
  TOTAL BUILDING PRODUCTS                                                91,983
                                                                ---------------
TOTAL INDUSTRIALS                                                     2,568,339
                                                                ---------------
CONSUMER STAPLES 4.2%
  PERSONAL PRODUCTS 1.7%
  NBTY, Inc.*                                        10,009             292,963
  USANA Health Sciences, Inc.*+                       6,276             279,847
                                                                ---------------
  TOTAL PERSONAL PRODUCTS                                               572,810
                                                                ---------------
  BEVERAGES 1.7%
  Hansen Natural Corp.*+                             17,039             553,427
                                                                ---------------
  TOTAL BEVERAGES                                                       553,427
                                                                ---------------
  FOOD PRODUCTS 0.8%
  Delta & Pine Land Co.                               4,643             188,041
  Peet's Coffee & Tea, Inc.*+                         2,583              64,601
                                                                ---------------
  TOTAL FOOD PRODUCTS                                                   252,642
                                                                ---------------
TOTAL CONSUMER STAPLES                                                1,378,879
                                                                ---------------
MATERIALS 0.9%
  CONSTRUCTION MATERIALS 0.9%
  Headwaters, Inc.*+                                 12,257             286,201
                                                                ---------------
  TOTAL CONSTRUCTION MATERIALS                                          286,201
                                                                ---------------
TOTAL MATERIALS                                                         286,201
                                                                ---------------
TOTAL COMMON STOCKS
  (Cost $29,135,890)                                                 32,752,394
                                                                ---------------

                                                                         MARKET
                                                       FACE               VALUE
                                                     AMOUNT            (NOTE 1)
--------------------------------------------------------------------------------

REPURCHASE AGREEMENTS 1.2%
Repurchase Agreement (Note 6)
  5.00% due 10/02/06                         $        8,742     $         8,742
  4.95% due 10/02/06                                132,455             132,455
  4.89% due 10/02/06                                 86,096              86,096
  4.80% due 10/02/06                                158,946             158,946
                                                                ---------------
TOTAL REPURCHASE AGREEMENTS
  (Cost $386,239)                                                       386,239
                                                                ---------------
SECURITIES LENDING COLLATERAL 27.5%
Investment in Securities Lending Short Term
  Investment Portfolio Held by
  U.S. Bancorp (Note 9)                           9,036,922           9,036,922
                                                                ---------------
TOTAL SECURITIES LENDING COLLATERAL
  (Cost $9,036,922)                                                   9,036,922
                                                                ---------------
TOTAL INVESTMENTS 128.2%
  (Cost $38,559,051)                                            $    42,175,555
                                                                ===============
LIABILITIES IN EXCESS OF
  OTHER ASSETS - (28.2)%                                        $    (9,282,794)
                                                                ===============
NET ASSETS - 100.0%                                             $    32,892,761

*     NON-INCOME PRODUCING SECURITY.

+     ALL OR A PORTION OF THIS SECURITY IS ON LOAN AT SEPTEMBER 30, 2006 -- SEE
      NOTE 9.

See Notes to Financial Statements.


                                  THE RYDEX SERIES FUNDS SEMI-ANNUAL REPORT | 81

SCHEDULE OF INVESTMENTS  (UNAUDITED)                          September 30, 2006
--------------------------------------------------------------------------------
  MID-CAP GROWTH FUND
--------------------------------------------------------------------------------

                                                                         MARKET
                                                                          VALUE
                                                     SHARES            (NOTE 1)
--------------------------------------------------------------------------------

COMMON STOCKS 99.6%

CONSUMER DISCRETIONARY 29.1%
  SPECIALTY RETAIL 15.2%
  Aeropostale, Inc.*+                                17,696     $       517,254
  GameStop Corp. -- Class A*+                         9,856             456,136
  Abercrombie & Fitch Co. --
    Class A+                                          5,295             367,897
  American Eagle Outfitters, Inc.+                    7,319             320,792
  Chico's FAS, Inc.*+                                12,267             264,108
  Ross Stores, Inc.                                   9,572             243,225
  Petsmart, Inc.+                                     8,615             239,066
  Advance Auto Parts, Inc.                            5,864             193,160
  Williams-Sonoma, Inc.                               4,855             157,253
  Pacific Sunwear of California,
    Inc.*+                                           10,002             150,830
  Urban Outfitters, Inc.*+                            6,044             106,918
                                                                ---------------
  TOTAL SPECIALTY RETAIL                                              3,016,639
                                                                ---------------
  COMMERCIAL SERVICES & SUPPLIES 4.4%
  ITT Educational Services, Inc.*                     5,986             396,872
  Corinthian Colleges, Inc.*+                        27,717             299,621
  Career Education Corp.*                             8,306             186,885
                                                                ---------------
  TOTAL COMMERCIAL SERVICES & SUPPLIES                                  883,378
                                                                ---------------
  HOTELS, RESTAURANTS & LEISURE 3.4%
  Scientific Games Corp. --
    Class A*+                                        11,624             369,643
  Applebee's International, Inc.+                     7,354             158,185
  Cheesecake Factory, Inc.*+                          5,402             146,880
                                                                ---------------
  TOTAL HOTELS, RESTAURANTS & LEISURE                                   674,708
                                                                ---------------
  HOUSEHOLD DURABLES 3.3%
  M.D.C. Holdings, Inc.+                              3,834             178,089
  Hovnanian Enterprises, Inc. --
    Class A*+                                         5,975             175,307
  Ryland Group, Inc.+                                 3,921             169,426
  Toll Brothers, Inc.*+                               4,984             139,951
                                                                ---------------
  TOTAL HOUSEHOLD DURABLES                                              662,773
                                                                ---------------
  TEXTILES & APPAREL 1.1%
  Timberland Co. -- Class A*+                         7,445             214,193
                                                                ---------------
  TOTAL TEXTILES & APPAREL                                              214,193
                                                                ---------------
  AUTOMOBILES 1.0%
  Thor Industries, Inc.+                              4,647             191,317
                                                                ---------------
  TOTAL AUTOMOBILES                                                     191,317
                                                                ---------------
  MEDIA 0.7%
  Catalina Marketing Corp.                            4,854             133,485
                                                                ---------------
  TOTAL MEDIA                                                           133,485
                                                                ---------------
TOTAL CONSUMER DISCRETIONARY                                          5,776,493
                                                                ---------------
INFORMATION TECHNOLOGY 19.3%
  IT CONSULTING & SERVICES 8.0%
  Cognizant Technology Solutions
    Corp. -- Class A*                                 8,408             622,696
  CSG Systems International, Inc.*                    8,861             234,196

                                                                         MARKET
                                                                          VALUE
                                                     SHARES            (NOTE 1)
--------------------------------------------------------------------------------

  Fidelity National Information
    Services, Inc.                                    6,081     $       224,997
  Alliance Data Systems Corp.*+                       3,441             189,909
  DST Systems, Inc.*+                                 3,052             188,217
  BISYS Group, Inc.*                                 12,062             130,993
                                                                ---------------
  TOTAL IT CONSULTING & SERVICES                                      1,591,008
                                                                ---------------
  SOFTWARE 2.9%
  Macrovision Corp.*+                                 8,219             194,708
  Jack Henry & Associates, Inc.+                      6,923             150,714
  Activision, Inc.*+                                  5,607              84,666
  McAfee, Inc.*                                       3,331              81,476
  Fair Isaac Corp.+                                   1,767              64,619
                                                                ---------------
  TOTAL SOFTWARE                                                        576,183
                                                                ---------------
  SEMICONDUCTOR & SEMICONDUCTOR EQUIPMENT 2.4%
  Cree, Inc.*+                                       12,438             250,128
  Silicon Laboratories, Inc.*+                        7,476             231,906
                                                                ---------------
  TOTAL SEMICONDUCTOR &
    SEMICONDUCTOR EQUIPMENT                                             482,034
                                                                ---------------
  ELECTRONIC EQUIPMENT & INSTRUMENTS 2.3%
  Amphenol Corp. -- Class A+                          3,768             233,352
  CDW Corp.+                                          3,654             225,379
                                                                ---------------
  TOTAL ELECTRONIC EQUIPMENT & INSTRUMENTS                              458,731
                                                                ---------------
  COMPUTERS & PERIPHERALS 1.9%
  Western Digital Corp.*                             21,180             383,358
                                                                ---------------
  TOTAL COMPUTERS & PERIPHERALS                                         383,358
                                                                ---------------
  COMMUNICATIONS EQUIPMENT 1.4%
  F5 Networks, Inc.*                                  2,903             155,949
  Plantronics, Inc.+                                  7,026             123,166
                                                                ---------------
  TOTAL COMMUNICATIONS EQUIPMENT                                        279,115
                                                                ---------------
  OFFICE ELECTRONICS 0.4%
  Zebra Technologies Corp. --
    Class A*+                                         1,964              70,193
                                                                ---------------
  TOTAL OFFICE ELECTRONICS                                               70,193
                                                                ---------------
TOTAL INFORMATION TECHNOLOGY                                          3,840,622
                                                                ---------------
HEALTH CARE 17.8%
  HEALTH CARE EQUIPMENT & SUPPLIES 6.7%
  Cytyc Corp.*+                                      13,673             334,715
  ResMed, Inc.*                                       7,330             295,033
  Gen-Probe, Inc.*                                    4,410             206,785
  DENTSPLY International, Inc.+                       6,600             198,726
  Intuitive Surgical, Inc.*                           1,475             155,539
  Beckman Coulter, Inc.                               2,590             149,080
                                                                ---------------
  TOTAL HEALTH CARE EQUIPMENT & SUPPLIES                              1,339,878
                                                                ---------------
  HEALTH CARE PROVIDERS & SERVICES 4.1%
  Lincare Holdings, Inc.*                             5,653             195,820
  Apria Healthcare Group, Inc.*                       9,126             180,147
  Pharmaceutical Product
    Development, Inc.                                 4,821             172,061
  Community Health Systems, Inc.*                     3,710             138,569
  LifePoint Hospitals, Inc.*+                         3,422             120,865
                                                                ---------------
  TOTAL HEALTH CARE PROVIDERS & SERVICES                                807,462
                                                                ---------------

                                              See Notes to Financial Statements.


82 | THE RYDEX SERIES FUNDS SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS  (UNAUDITED) (CONTINUED)              September 30, 2006
--------------------------------------------------------------------------------
  MID-CAP GROWTH FUND
--------------------------------------------------------------------------------

                                                                         MARKET
                                                                          VALUE
                                                     SHARES            (NOTE 1)
--------------------------------------------------------------------------------

  PHARMACEUTICALS 3.9%
  Sepracor, Inc.*+                                    7,543     $       365,383
  Par Pharmaceutical Cos., Inc.*                     15,495             282,629
  Medicis Pharmaceutical Corp. --
    Class A+                                          3,967             128,332
                                                                ---------------
  TOTAL PHARMACEUTICALS                                                 776,344
                                                                ---------------
  BIOTECHNOLOGY 3.1%
  Cephalon, Inc.*+                                    5,639             348,208
  Techne Corp.*                                       2,530             128,676
  Invitrogen Corp.*+                                  1,355              85,921
  Martek Biosciences Corp.*+                          2,534              54,506
                                                                ---------------
  TOTAL BIOTECHNOLOGY                                                   617,311
                                                                ---------------
TOTAL HEALTH CARE                                                     3,540,995
                                                                ---------------
INDUSTRIALS 15.3%
  COMMERCIAL SERVICES & SUPPLIES 5.4%
  Corporate Executive Board Co.+                      4,637             416,913
  Stericycle, Inc.*                                   3,510             244,963
  Copart, Inc.*                                       7,927             223,462
  Rollins, Inc.                                       6,064             128,011
  ChoicePoint, Inc.*                                  1,750              62,650
                                                                ---------------
  TOTAL COMMERCIAL SERVICES & SUPPLIES                                1,075,999
                                                                ---------------
  AIR FREIGHT & COURIERS 2.6%
  Expeditors International
    Washington, Inc.+                                 7,082             315,716
  CH Robinson Worldwide, Inc.+                        4,507             200,922
                                                                ---------------
  TOTAL AIR FREIGHT & COURIERS                                          516,638
                                                                ---------------
  AIRLINES 2.6%
  AirTran Holdings, Inc.*+                           25,725             255,192
  JetBlue Airways Corp.*+                            27,221             252,339
                                                                ---------------
  TOTAL AIRLINES                                                        507,531
                                                                ---------------
  MACHINERY 1.7%
  Graco, Inc.+                                        5,349             208,932
  Donaldson Co., Inc.+                                3,483             128,523
                                                                ---------------
  TOTAL MACHINERY                                                       337,455
                                                                ---------------
  AEROSPACE & DEFENSE 1.5%
  Alliant Techsystems, Inc.*                          3,789             307,136
                                                                ---------------
  TOTAL AEROSPACE & DEFENSE                                             307,136
                                                                ---------------
  TRADING COMPANIES & DISTRIBUTORS 0.8%
  Fastenal Co.                                        3,957             152,621
                                                                ---------------
  TOTAL TRADING COMPANIES & DISTRIBUTORS                                152,621
                                                                ---------------
  CONSTRUCTION & ENGINEERING 0.7%
  Jacobs Engineering Group, Inc.*                     1,933             144,453
                                                                ---------------
  TOTAL CONSTRUCTION & ENGINEERING                                      144,453
                                                                ---------------
TOTAL INDUSTRIALS                                                     3,041,833
                                                                ---------------
FINANCIALS 8.9%
  CAPITAL MARKETS 6.1%
  SEI Investments Co.                                 6,685             375,630
  Investors Financial Services Corp.+                 6,913             297,812
  Eaton Vance Corp.                                   9,919             286,263

                                                                         MARKET
                                                                          VALUE
                                                     SHARES            (NOTE 1)
--------------------------------------------------------------------------------

  Waddell & Reed Financial, Inc. --
    Class A                                          10,411     $       257,672
                                                                ---------------
  TOTAL CAPITAL MARKETS                                               1,217,377
                                                                ---------------
  INSURANCE 1.9%
  Brown & Brown, Inc.                                12,579             384,414
                                                                ---------------
  TOTAL INSURANCE                                                       384,414
                                                                ---------------
  THRIFTS & MORTGAGE FINANCE 0.9%
  Radian Group, Inc.+                                 2,824             169,440
                                                                ---------------
  TOTAL THRIFTS & MORTGAGE FINANCE                                      169,440
                                                                ---------------
TOTAL FINANCIALS                                                      1,771,231
                                                                ---------------
ENERGY 7.9%
  OIL & GAS 6.9%
  Denbury Resources, Inc.*+                          12,039             347,927
  Pogo Producing Co.+                                 6,286             257,412
  Newfield Exploration Co.*                           6,133             236,366
  Plains Exploration & Production
    Co.*                                              3,875             166,276
  Southwestern Energy Co.*+                           4,403             131,517
  Noble Energy, Inc.+                                 2,546             116,072
  Pioneer Natural Resources Co.+                      2,883             112,783
                                                                ---------------
  TOTAL OIL & GAS                                                     1,368,353
                                                                ---------------
  ENERGY EQUIPMENT & SERVICES 1.0%
  Grant Prideco, Inc.*                                2,758             104,887
  Patterson-UTI Energy, Inc.+                         4,233             100,576
                                                                ---------------
  TOTAL ENERGY EQUIPMENT & SERVICES                                     205,463
                                                                ---------------
TOTAL ENERGY                                                          1,573,816
                                                                ---------------
CONSUMER STAPLES 1.3%
  HOUSEHOLD PRODUCTS 1.3%
  Energizer Holdings, Inc.*+                          2,157             155,283
  Church & Dwight Co., Inc.+                          2,303              90,070
                                                                ---------------
  TOTAL HOUSEHOLD PRODUCTS                                              245,353
                                                                ---------------
TOTAL CONSUMER STAPLES                                                  245,353
                                                                ---------------
TOTAL COMMON STOCKS
  (Cost $17,744,834)                                                 19,790,343
                                                                ---------------

                                                       FACE
                                                     AMOUNT
                                             --------------
REPURCHASE AGREEMENTS 0.6%
Repurchase Agreement (Note 6)
  5.00% due 10/02/06                         $        2,861               2,861
  4.95% due 10/02/06                                 43,347              43,347
  4.89% due 10/02/06                                 28,176              28,176
  4.80% due 10/02/06                                 52,017              52,017
                                                                ---------------
TOTAL REPURCHASE AGREEMENTS
  (Cost $126,401)                                                       126,401
                                                                ---------------

SECURITIES LENDING COLLATERAL 24.1%
Investment in Securities Lending Short Term
  Investment Portfolio Held by
  U.S. Bancorp (Note 9)                           4,795,078           4,795,078
                                                                ---------------

See Notes to Financial Statements.


                                  THE RYDEX SERIES FUNDS SEMI-ANNUAL REPORT | 83

SCHEDULE OF INVESTMENTS  (UNAUDITED) (CONCLUDED)              September 30, 2006
--------------------------------------------------------------------------------
  MID-CAP GROWTH FUND
--------------------------------------------------------------------------------

                                                                         MARKET
                                                                          VALUE
                                                                       (NOTE 1)
--------------------------------------------------------------------------------

TOTAL SECURITIES LENDING COLLATERAL
  (Cost $4,795,078)                                             $     4,795,078
                                                                ---------------
TOTAL INVESTMENTS 124.3%
  (Cost $22,666,313)                                            $    24,711,822
                                                                ===============
LIABILITIES IN EXCESS OF
  OTHER ASSETS - (24.3)%                                        $    (4,830,608)
                                                                ===============
NET ASSETS - 100.0%                                             $    19,881,214

*     NON-INCOME PRODUCING SECURITY.

+     ALL OR A PORTION OF THIS SECURITY IS ON LOAN AT SEPTEMBER 30, 2006 -- SEE
      NOTE 9.

                                              See Notes to Financial Statements.


84 | THE RYDEX SERIES FUNDS SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS  (UNAUDITED)                          September 30, 2006
--------------------------------------------------------------------------------
  LARGE-CAP GROWTH FUND
--------------------------------------------------------------------------------

                                                                         MARKET
                                                                          VALUE
                                                     SHARES            (NOTE 1)
--------------------------------------------------------------------------------

COMMON STOCKS 99.6%

CONSUMER DISCRETIONARY 26.7%
  SPECIALTY RETAIL 6.5%
  AutoZone, Inc.*+                                   10,760     $     1,111,508
  TJX Cos., Inc.+                                    38,456           1,077,922
  Bed Bath & Beyond, Inc.*                           21,283             814,287
  Best Buy Co., Inc.+                                14,043             752,143
  Lowe's Cos., Inc.+                                 16,186             454,179
  Home Depot, Inc.+                                  11,167             405,027
  RadioShack Corp.+                                  18,516             357,359
  Tiffany & Co.+                                      6,988             232,002
                                                                ---------------
  TOTAL SPECIALTY RETAIL                                              5,204,427
                                                                ---------------
  HOTELS, RESTAURANTS & LEISURE 5.2%
  International Game Technology,
    Inc.+                                            41,127           1,706,770
  Starbucks Corp.*+                                  24,402             830,888
  Darden Restaurants, Inc.                           12,513             531,427
  Yum! Brands, Inc.                                   8,631             449,244
  Wendy's International, Inc.                         5,870             393,290
  Starwood Hotels & Resorts
    Worldwide, Inc.                                   4,830             276,228
                                                                ---------------
  TOTAL HOTELS, RESTAURANTS & LEISURE                                 4,187,847
                                                                ---------------
  HOUSEHOLD DURABLES 4.4%
  Black & Decker Corp.+                              10,953             869,120
  Lennar Corp. -- Class A+                           14,800             669,700
  Fortune Brands, Inc.+                               7,461             560,396
  D.R. Horton, Inc.+                                 23,038             551,760
  Centex Corp.+                                      10,350             544,617
  Harman International Industries,
    Inc.+                                             4,116             343,439
                                                                ---------------
  TOTAL HOUSEHOLD DURABLES                                            3,539,032
                                                                ---------------
  TEXTILES & APPAREL 2.0%
  Coach, Inc.*+                                      28,866             992,990
  Liz Claiborne, Inc.+                                9,986             394,547
  Nike, Inc. -- Class B+                              2,844             249,191
                                                                ---------------
  TOTAL TEXTILES & APPAREL                                            1,636,728
                                                                ---------------
  MEDIA 2.0%
  Omnicom Group, Inc.                                 5,472             512,179
  Clear Channel Communications,
    Inc.+                                            15,180             437,943
  Dow Jones & Co., Inc.+                             10,756             360,756
  Univision Communications, Inc.
    -- Class A*+                                      9,006             309,266
                                                                ---------------
  TOTAL MEDIA                                                         1,620,144
                                                                ---------------
  COMMERCIAL SERVICES & SUPPLIES 1.8%
  Apollo Group, Inc. -- Class A*+                    15,757             775,875
  H&R Block, Inc.+                                   31,785             691,006
                                                                ---------------
  TOTAL COMMERCIAL SERVICES & SUPPLIES                                1,466,881
                                                                ---------------
  MULTILINE RETAIL 1.8%
  Kohl's Corp.*                                      11,738             762,031

                                                                         MARKET
                                                                          VALUE
                                                     SHARES            (NOTE 1)
--------------------------------------------------------------------------------

  Sears Holdings Corp.*                               2,498     $       394,909
  Target Corp.+                                       4,657             257,299
                                                                ---------------
  TOTAL MULTILINE RETAIL                                              1,414,239
                                                                ---------------
  AUTOMOBILES 1.2%
  Harley-Davidson, Inc.+                             14,969             939,305
                                                                ---------------
  TOTAL AUTOMOBILES                                                     939,305
                                                                ---------------
  INTERNET & CATALOG RETAIL 1.0%
  Amazon.com, Inc.*+                                 25,522             819,767
                                                                ---------------
  TOTAL INTERNET & CATALOG RETAIL                                       819,767
                                                                ---------------
  AUTO COMPONENTS 0.8%
  Goodyear Tire & Rubber Co.*+                       41,588             603,026
                                                                ---------------
  TOTAL AUTO COMPONENTS                                                 603,026
                                                                ---------------
TOTAL CONSUMER DISCRETIONARY                                         21,431,396
                                                                ---------------
HEALTH CARE 25.1%
  HEALTH CARE PROVIDERS & SERVICES 10.7%
  Express Scripts, Inc.*                             12,630             953,439
  AmerisourceBergen Corp.+                           20,685             934,962
  Manor Care, Inc.+                                  16,346             854,569
  Humana, Inc.*                                      12,092             799,160
  UnitedHealth Group, Inc.                           15,775             776,130
  Coventry Health Care, Inc.*                        14,631             753,789
  Caremark Rx, Inc.+                                 12,848             728,096
  Quest Diagnostics, Inc.                             9,773             597,717
  IMS Health, Inc.                                   21,459             571,668
  Cardinal Health, Inc.+                              7,810             513,430
  Patterson Cos., Inc.*+                             13,674             459,583
  Health Management Associates,
    Inc. -- Class A+                                 20,630             431,167
  Laboratory Corporation of
    America Holdings*+                                3,504             229,757
                                                                ---------------
  TOTAL HEALTH CARE PROVIDERS & SERVICES                              8,603,467
                                                                ---------------
  HEALTH CARE EQUIPMENT & SUPPLIES 7.5%
  Fisher Scientific International,
    Inc.*                                            14,406           1,127,125
  Zimmer Holdings, Inc.*+                            12,534             846,045
  Stryker Corp.                                      16,950             840,550
  Hospira, Inc.*                                     18,163             695,098
  Waters Corp.*                                      13,110             593,621
  Biomet, Inc.+                                      13,882             446,862
  Medtronic, Inc.+                                    7,824             363,347
  St. Jude Medical, Inc.*                             9,985             352,371
  Becton, Dickinson & Co.                             3,738             264,164
  Boston Scientific Corp.*                           15,581             230,443
  Millipore Corp.*+                                   3,534             216,634
                                                                ---------------
  TOTAL HEALTH CARE EQUIPMENT & SUPPLIES                              5,976,260
                                                                ---------------
  PHARMACEUTICALS 5.7%
  Forest Laboratories, Inc.*                         24,016           1,215,450
  King Pharmaceuticals, Inc.*                        36,118             615,089
  Barr Pharmaceuticals, Inc.*                        11,724             608,944
  Schering-Plough Corp.                              18,711             413,326
  Mylan Laboratories, Inc.+                          20,260             407,834

See Notes to Financial Statements.


                                  THE RYDEX SERIES FUNDS SEMI-ANNUAL REPORT | 85

SCHEDULE OF INVESTMENTS  (UNAUDITED) (CONTINUED)              September 30, 2006
--------------------------------------------------------------------------------
  LARGE-CAP GROWTH FUND
--------------------------------------------------------------------------------

                                                                         MARKET
                                                                          VALUE
                                                     SHARES            (NOTE 1)
--------------------------------------------------------------------------------

  Pfizer, Inc.                                       13,852     $       392,843
  Johnson & Johnson, Inc.                             4,718             306,387
  Wyeth                                               4,905             249,370
  Eli Lilly & Co.+                                    3,883             221,331
  Watson Pharmaceuticals, Inc.*+                      6,804             178,061
                                                                ---------------
  TOTAL PHARMACEUTICALS                                               4,608,635
                                                                ---------------
  BIOTECHNOLOGY 1.2%
  Gilead Sciences, Inc.*+                             7,044             483,923
  Amgen, Inc.*+                                       3,440             246,063
  Medimmune, Inc.*+                                   7,463             217,994
                                                                ---------------
  TOTAL BIOTECHNOLOGY                                                   947,980
                                                                ---------------
TOTAL HEALTH CARE                                                    20,136,342
                                                                ---------------
INFORMATION TECHNOLOGY 17.1%
  SOFTWARE 4.4%
  Adobe Systems, Inc.*+                              21,661             811,204
  Oracle Corp.*                                      36,434             646,339
  Citrix Systems, Inc.*+                             16,726             605,649
  Electronic Arts, Inc.*+                             8,949             498,280
  Symantec Corp.*+                                   18,505             393,786
  Microsoft Corp.                                    10,493             286,774
  Intuit, Inc.*                                       8,832             283,419
                                                                ---------------
  TOTAL SOFTWARE                                                      3,525,451
                                                                ---------------
  COMPUTERS & PERIPHERALS 4.1%
  QLogic Corp.*                                      36,420             688,338
  Network Appliance, Inc.*                           17,341             641,791
  Lexmark International, Inc.*                       10,538             607,621
  Dell, Inc.*+                                       23,198             529,842
  SanDisk Corp.*+                                     9,564             512,057
  International Business Machines
    Corp.                                             3,277             268,517
                                                                ---------------
  TOTAL COMPUTERS & PERIPHERALS                                       3,248,166
                                                                ---------------
  INTERNET SOFTWARE & SERVICES 3.5%
  Google, Inc. -- Class A*+                           3,282           1,319,036
  eBay, Inc.*                                        23,640             670,430
  Yahoo!, Inc.*+                                     20,727             523,979
  VeriSign, Inc.*+                                   13,454             271,771
                                                                ---------------
  TOTAL INTERNET SOFTWARE & SERVICES                                  2,785,216
                                                                ---------------
  SEMICONDUCTOR & SEMICONDUCTOR EQUIPMENT 2.7%
  Nvidia Corp.*                                      60,822           1,799,723
  Maxim Integrated Products, Inc.+                    6,856             192,448
  Broadcom Corp. -- Class A*+                         5,213             158,162
                                                                ---------------
  TOTAL SEMICONDUCTOR & SEMICONDUCTOR
    EQUIPMENT                                                         2,150,333
                                                                ---------------
  IT CONSULTING & SERVICES 1.9%
  First Data Corp.+                                  14,027             589,134
  Fiserv, Inc.*                                      10,350             487,381
  Affiliated Computer Services, Inc.
    -- Class A*                                       8,981             465,755
                                                                ---------------
  TOTAL IT CONSULTING & SERVICES                                      1,542,270
                                                                ---------------

                                                                         MARKET
                                                                          VALUE
                                                     SHARES            (NOTE 1)
--------------------------------------------------------------------------------

  COMMUNICATIONS EQUIPMENT 0.3%
  Cisco Systems, Inc.*+                               9,361     $       215,303
                                                                ---------------
  TOTAL COMMUNICATIONS EQUIPMENT                                        215,303
                                                                ---------------
  ELECTRONIC EQUIPMENT & INSTRUMENTS 0.2%
  Jabil Circuit, Inc.+                                6,864             196,105
                                                                ---------------
  TOTAL ELECTRONIC EQUIPMENT & INSTRUMENTS                              196,105
                                                                ---------------
TOTAL INFORMATION TECHNOLOGY                                         13,662,844
                                                                ---------------
FINANCIALS 9.8%
  THRIFTS & MORTGAGE FINANCE 2.7%
  Countrywide Financial Corp.+                       25,314             887,003
  Freddie Mac                                        12,471             827,201
  MGIC Investment Corp.+                              7,608             456,252
                                                                ---------------
  TOTAL THRIFTS & MORTGAGE FINANCE                                    2,170,456
                                                                ---------------
  CONSUMER FINANCE 2.2%
  Capital One Financial Corp.+                       10,385             816,884
  SLM Corp.+                                         14,071             731,411
  American Express Co.                                3,619             202,953
                                                                ---------------
  TOTAL CONSUMER FINANCE                                              1,751,248
                                                                ---------------
  CAPITAL MARKETS 1.6%
  Federated Investors, Inc. --
    Class B                                          22,057             745,747
  Janus Capital Group, Inc.+                         17,768             350,385
  Legg Mason, Inc.+                                   1,910             192,643
                                                                ---------------
  TOTAL CAPITAL MARKETS                                               1,288,775
                                                                ---------------
  INSURANCE 1.4%
  Progressive Corp.                                  25,343             621,917
  Ambac Financial Group, Inc.                         6,072             502,458
                                                                ---------------
  TOTAL INSURANCE                                                     1,124,375
                                                                ---------------
  DIVERSIFIED FINANCIALS 1.4%
  Chicago Mercantile Exchange
    Holdings, Inc.+                                   2,300           1,099,975
                                                                ---------------
  TOTAL DIVERSIFIED FINANCIALS                                        1,099,975
                                                                ---------------
  BANKS 0.5%
  Commerce Bancorp, Inc.+                            11,469             421,027
                                                                ---------------
  TOTAL BANKS                                                           421,027
                                                                ---------------
TOTAL FINANCIALS                                                      7,855,856
                                                                ---------------
CONSUMER STAPLES 8.7%
  FOOD PRODUCTS 2.9%
  General Mills, Inc.+                               13,081             740,384
  Campbell Soup Co.+                                 15,216             555,384
  Kellogg Co.+                                        8,586             425,179
  McCormick & Co., Inc.                               9,521             361,607
  WM Wrigley Jr Co.+                                  4,494             206,994
                                                                ---------------
  TOTAL FOOD PRODUCTS                                                 2,289,548
                                                                ---------------
  FOOD & DRUG RETAILING 2.0%
  Sysco Corp.+                                       14,000             468,300
  Wal-Mart Stores, Inc.                               8,806             434,312
  Walgreen Co.+                                       8,964             397,912
  Whole Foods Market, Inc.+                           4,488             266,722
                                                                ---------------
  TOTAL FOOD & DRUG RETAILING                                         1,567,246
                                                                ---------------

                                              See Notes to Financial Statements.


86 | THE RYDEX SERIES FUNDS SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS  (UNAUDITED) (CONCLUDED)              September 30, 2006
--------------------------------------------------------------------------------
  LARGE-CAP GROWTH FUND
--------------------------------------------------------------------------------

                                                                         MARKET
                                                                          VALUE
                                                     SHARES            (NOTE 1)
--------------------------------------------------------------------------------

  HOUSEHOLD PRODUCTS 1.9%
  Colgate-Palmolive Co.                              10,361     $       643,418
  Clorox Co.                                          9,944             626,472
  Procter & Gamble Co.                                4,669             289,385
                                                                ---------------
  TOTAL HOUSEHOLD PRODUCTS                                            1,559,275
                                                                ---------------
  BEVERAGES 1.2%
  Anheuser-Busch Cos., Inc.                          14,236             676,352
  PepsiCo, Inc.                                       3,867             252,361
                                                                ---------------
  TOTAL BEVERAGES                                                       928,713
                                                                ---------------
  TOBACCO 0.7%
  UST, Inc.+                                         10,936             599,621
                                                                ---------------
  TOTAL TOBACCO                                                         599,621
                                                                ---------------
TOTAL CONSUMER STAPLES                                                6,944,403
                                                                ---------------
ENERGY 7.4%
  OIL & GAS 6.8%
  XTO Energy, Inc.+                                  30,806           1,297,857
  Devon Energy Corp.                                 15,950           1,007,242
  Apache Corp.+                                      10,720             677,504
  Anadarko Petroleum Corp.+                          15,400             674,982
  Valero Energy Corp.                                12,698             653,566
  Chesapeake Energy Corp.+                           19,896             576,586
  EOG Resources, Inc.+                                8,530             554,877
                                                                ---------------
  TOTAL OIL & GAS                                                     5,442,614
                                                                ---------------
  ENERGY EQUIPMENT & SERVICES 0.6%
  BJ Services Co.+                                   10,377             312,659
  Nabors Industries Ltd.*+                            4,920             146,370
                                                                ---------------
  TOTAL ENERGY EQUIPMENT & SERVICES                                     459,029
                                                                ---------------
TOTAL ENERGY                                                          5,901,643
                                                                ---------------
INDUSTRIALS 2.7%
  AEROSPACE & DEFENSE 1.2%
  General Dynamics Corp.+                             7,026             503,554
  L-3 Communications Holdings,
    Inc.                                              6,404             501,625
                                                                ---------------
  TOTAL AEROSPACE & DEFENSE                                           1,005,179
                                                                ---------------
  MACHINERY 0.9%
  ITT Industries, Inc.                                6,978             357,762
  Danaher Corp.+                                      5,035             345,753
                                                                ---------------
  TOTAL MACHINERY                                                       703,515
                                                                ---------------
  COMMERCIAL SERVICES & SUPPLIES 0.6%
  Equifax, Inc.                                       6,274             230,318
  Cintas Corp.                                        5,420             221,299
                                                                ---------------
  TOTAL COMMERCIAL SERVICES & SUPPLIES                                  451,617
                                                                ---------------
TOTAL INDUSTRIALS                                                     2,160,311
                                                                ---------------
MATERIALS 2.1%
  CHEMICALS 1.1%
  Ecolab, Inc.+                                      12,666             542,358
  Sigma-Aldrich Corp.+                                4,870             368,513
                                                                ---------------
  TOTAL CHEMICALS                                                       910,871
                                                                ---------------

                                                                         MARKET
                                                                          VALUE
                                                     SHARES            (NOTE 1)
--------------------------------------------------------------------------------

  CONTAINERS & PACKAGING 1.0%
  Ball Corp.+                                        19,123     $       773,525
                                                                ---------------
  TOTAL CONTAINERS & PACKAGING                                          773,525
                                                                ---------------
TOTAL MATERIALS                                                       1,684,396
                                                                ---------------
TOTAL COMMON STOCKS
  (Cost $76,446,030)                                                 79,777,191
                                                                ---------------

                                                       FACE
                                                     AMOUNT
                                             --------------
REPURCHASE AGREEMENTS 0.5%
Repurchase Agreement (Note 6)
  5.00% due 10/02/06                         $       10,054              10,054
  4.95% due 10/02/06                                152,318             152,318
  4.89% due 10/02/06                                 99,007              99,007
  4.80% due 10/02/06                                182,782             182,782
                                                                ---------------
TOTAL REPURCHASE AGREEMENTS
  (Cost $444,161)                                                       444,161
                                                                ---------------

SECURITIES LENDING COLLATERAL 18.9%
Investment in Securities Lending Short Term
  Investment Portfolio Held by
  U.S. Bancorp (Note 9)                          15,146,000          15,146,000
                                                                ---------------
TOTAL SECURITIES LENDING COLLATERAL
  (Cost $15,146,000)                                                 15,146,000
                                                                ---------------

TOTAL INVESTMENTS 119.0%
  (Cost $92,036,191)                                            $    95,367,352
                                                                ===============
LIABILITIES IN EXCESS OF
  OTHER ASSETS - (19.0)%                                        $   (15,239,629)
                                                                ===============
NET ASSETS - 100.0%                                             $    80,127,723

*     NON-INCOME PRODUCING SECURITY.

+     ALL OR A PORTION OF THIS SECURITY IS ON LOAN AT SEPTEMBER 30, 2006 -- SEE
      NOTE 9.

See Notes to Financial Statements.


                                  THE RYDEX SERIES FUNDS SEMI-ANNUAL REPORT | 87

SCHEDULE OF INVESTMENTS  (UNAUDITED)                          September 30, 2006
--------------------------------------------------------------------------------
  DYNAMIC STRENGTHENING DOLLAR FUND
--------------------------------------------------------------------------------

                                                                         MARKET
                                                       FACE               VALUE
                                                     AMOUNT            (NOTE 1)
--------------------------------------------------------------------------------

REPURCHASE AGREEMENTS 99.6%
Repurchase Agreement (Note 6)
  5.00% due 10/02/06                         $      424,187     $       424,187
  4.95% due 10/02/06                              6,426,611           6,426,611
  4.94% due 10/02/06+                             8,204,325           8,204,325
  4.89% due 10/02/06                              4,177,297           4,177,297
  4.80% due 10/02/06                              7,711,933           7,711,933
                                                                ---------------
TOTAL REPURCHASE AGREEMENTS
  (Cost $26,944,353)                                                 26,944,353
                                                                ---------------
TOTAL INVESTMENTS 99.6%
  (Cost $26,944,353)                                            $    26,944,353
                                                                ===============
OTHER ASSETS IN EXCESS
  OF LIABILITIES - 0.4%                                         $       117,429
                                                                ===============
NET ASSETS - 100.0%                                             $    27,061,782
================================================================================

                                                                     UNREALIZED
                                                                           GAIN
                                                      UNITS            (NOTE 1)
--------------------------------------------------------------------------------
CURRENCY INDEX SWAP AGREEMENT
November 2006 U.S. Dollar Index
  Swap, Maturing 11/28/06*
  (Notional Market Value
  $54,036,453)                                      630,326     $       531,484
                                                                ===============

*     PRICE RETURN BASED ON U.S. DOLLAR INDEX +/- FINANCING AT A VARIABLE RATE.

+ ALL OR A PORTION OF THIS SECURITY IS HELD AS EQUITY INDEX SWAP COLLATERAL AT SEPTEMBER 30, 2006.

                                              See Notes to Financial Statements.


88 | THE RYDEX SERIES FUNDS SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS  (UNAUDITED)                          September 30, 2006
--------------------------------------------------------------------------------
  DYNAMIC WEAKENING DOLLAR FUND
--------------------------------------------------------------------------------

                                                                         MARKET
                                                       FACE               VALUE
                                                     AMOUNT            (NOTE 1)
--------------------------------------------------------------------------------

REPURCHASE AGREEMENTS 103.9%
Repurchase Agreement (Note 6)
  5.00% due 10/02/06                         $    2,552,800     $     2,552,800
  4.95% due 10/02/06                             38,675,940          38,675,940
  4.94% due 10/02/06+                            50,691,199          50,691,199
  4.89% due 10/02/06                             25,139,361          25,139,361
  4.80% due 10/02/06                             46,411,129          46,411,129
                                                                ---------------
TOTAL REPURCHASE AGREEMENTS
  (Cost $163,470,429)                                               163,470,429
                                                                ---------------
TOTAL INVESTMENTS 103.9%
  (Cost $163,470,429)                                           $   163,470,429
                                                                ===============
LIABILITIES IN EXCESS OF
  OTHER ASSETS - (3.9)%                                         $    (6,090,679)
                                                                ===============
NET ASSETS - 100.0%                                             $   157,379,750
================================================================================

                                                                     UNREALIZED
                                                                           LOSS
                                                      UNITS            (NOTE 1)
--------------------------------------------------------------------------------
CURRENCY INDEX SWAP AGREEMENT
SOLD SHORT
November 2006 U.S. Dollar Index
  Swap, Maturing 11/29/06*
  (Notional Market Value
  $315,787,588)                                   3,683,608     $    (4,437,142)
                                                                ===============

*     PRICE RETURN BASED ON U.S. DOLLAR INDEX +/- FINANCING AT A VARIABLE RATE.

+ ALL OR A PORTION OF THIS SECURITY IS HELD AS EQUITY INDEX SWAP COLLATERAL AT SEPTEMBER 30, 2006.

See Notes to Financial Statements.


                                  THE RYDEX SERIES FUNDS SEMI-ANNUAL REPORT | 89

SCHEDULE OF INVESTMENTS  (UNAUDITED)                          September 30, 2006
--------------------------------------------------------------------------------
  U.S. GOVERNMENT MONEY MARKET FUND
--------------------------------------------------------------------------------

                                                                         MARKET
                                                       FACE               VALUE
                                                     AMOUNT            (NOTE 1)
--------------------------------------------------------------------------------

FEDERAL AGENCY DISCOUNT NOTES 83.6%
Farmer Mac*
  5.28% due 10/06/06                         $   50,000,000     $    49,970,667
  5.24% due 10/13/06                             50,000,000          49,919,944
  5.25% due 10/30/06                             50,000,000          49,795,833
  5.00% due 11/03/06                             50,000,000          49,777,778
  5.24% due 11/03/06                             50,000,000          49,767,111
  5.15% due 11/07/06                             25,000,000          24,871,250
Federal Farm Credit Bank*
  4.98% due 10/18/06                             50,000,000          49,889,333
  5.11% due 10/23/06                             50,000,000          49,850,958
  5.00% due 10/30/06                             50,000,000          49,805,556
  5.21% due 11/20/06                             50,000,000          49,645,431
  4.96% due 11/16/06                             25,000,000          24,845,000
  4.98% due 11/17/06                             25,000,000          24,840,917
  4.99% due 11/22/06                             25,000,000          24,823,271
Federal Home Loan Bank*
  5.23% due 10/13/06                             50,000,000          49,920,097
  5.15% due 11/17/06                             25,000,000          24,835,486
  5.24% due 12/15/06                             25,000,000          24,730,722
Freddie Mac*
  5.16% due 11/14/06+                            50,000,000          49,691,833
  5.27% due 11/21/06+                            50,000,000          49,634,375
  5.24% due 12/11/06                             50,000,000          49,490,556
  5.24% due 12/19/06                             50,000,000          49,432,333
  5.06% due 02/22/07                             50,000,000          48,996,021
  5.25% due 10/10/06                             25,000,000          24,970,833
  5.24% due 10/17/06                             25,000,000          24,945,417
  5.27% due 10/17/06                             25,000,000          24,945,104
  5.30% due 11/01/06                             25,000,000          24,889,583
  5.27% due 12/05/06                             25,000,000          24,766,000
  5.26% due 12/19/06+                            25,000,000          24,715,083
  5.20% due 01/02/07                             25,000,000          24,667,778
  5.18% due 01/03/07                             25,000,000          24,665,458
  5.29% due 01/02/07                             25,000,000          24,662,028
                                                                ---------------
TOTAL FEDERAL AGENCY DISCOUNT NOTES
  (Cost $1,117,761,756)                                           1,117,761,756
                                                                ---------------

                                                                         MARKET
                                                       FACE               VALUE
                                                     AMOUNT            (NOTE 1)
--------------------------------------------------------------------------------

REPURCHASE AGREEMENTS 7.6%
Individual Repurchase Agreement
  Lehman Brothers, Inc. at 5.00%
  due 10/02/06 (Secured by U.S.
  Treasury Notes, as collateral,
  maturing 11/15/08 and
  02/15/16 with a Market
  Value of $98,205,449
  and secured by U.S.
  Treasury Bills, as collateral,
  maturing 11/15/06 with a Market
  Value of $4,677,123) having a
  Maturity Value of $100,936,034             $  100,893,995     $   100,893,995
TOTAL REPURCHASE AGREEMENTS                                     ---------------
  (Cost $100,893,995)                                               100,893,995
                                                                ---------------
SECURITIES LENDING COLLATERAL 10.5%
Investment in Securities Lending Short Term
  Investment Portfolio Held by
  U.S. Bancorp (Note 9)                         140,000,000         140,000,000
                                                                ---------------
TOTAL SECURITIES LENDING COLLATERAL
  (Cost $140,000,000)                                               140,000,000
                                                                ---------------
TOTAL INVESTMENTS 101.7%
  (Cost $1,358,655,751)                                         $ 1,358,655,751
                                                                ===============
LIABILITIES IN EXCESS OF
  OTHER ASSETS - (1.7)%                                         $   (22,150,878)
                                                                ===============
NET ASSETS - 100.0%                                             $ 1,336,504,873

* THE ISSUER IS A PUBLICLY TRADED COMPANY THAT OPERATES UNDER A CONGRESSIONAL CHARTER; ITS SECURITIES ARE NEITHER ISSUED NOR GUARANTEED BY THE U.S. GOVERNMENT.

+     ALL OR A PORTION OF THIS SECURITY IS ON LOAN AT SEPTEMBER 30, 2006 -- SEE
      NOTE 9.

                                              See Notes to Financial Statements.


90 | THE RYDEX SERIES FUNDS SEMI-ANNUAL REPORT

MASTER-FEEDER ARRANGEMENT
--------------------------------------------------------------------------------

Nova Fund, Inverse S&P 500 Fund, Inverse OTC Fund and Inverse Government Long Bond Fund are operating under a 'master-feeder arrangement'. Under a master-feeder arrangement, a Feeder Fund ("feeder") invests substantially all of its assets in the Master Portfolio ("master"), a separate open-ended investment company that has the same investment objectives as the feeder, e.g., the Nova Fund would act as a feeder, holding shares of the Nova Master Portfolio as its only investment. The Master Portfolio, in turn, invests in securities and derivatives to meet its investment objective.

The following statements represent the Feeder Funds, which is the part of the master-feeder arrangement in which shareholders invest. Please see Notes to Financial Statements for more information about the master-feeder arrangement.


                                  THE RYDEX SERIES FUNDS SEMI-ANNUAL REPORT | 91

STATEMENTS OF ASSETS AND LIABILITIES  (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                                       INVERSE
                                                                      NOVA           S&P 500           S&P 500               OTC
                                                                      FUND              FUND              FUND              FUND
--------------------------------------------------------------------------------------------------------------------------------
ASSETS
Securities at Value* (Notes 1, 2, 6 and 9)                  $           --    $   11,957,058    $           --    $1,009,194,402
Investments in Master Portfolio** (Note 3)                     212,821,710                --       522,197,211                --
Segregated Cash with Broker                                             --         2,183,987                --         3,287,384
Cash in Custodian Bank                                                  --                26                --                --
Receivable for Equity Index Swap Settlement (Note 1)                    --            24,034                --           138,253
Receivable for Futures Contracts Settlement (Note 1)                    --                --                --                --
Receivable for Securities Sold (Note 1)                                 --               554                --                --
Receivable for Fund Shares Purchased                               806,923           121,736         1,944,419         1,685,737
Investment Income Receivable (Note 1)                                   --             7,859                --            37,225
Other Assets                                                            --                --                --                --
--------------------------------------------------------------------------------------------------------------------------------
   TOTAL ASSETS                                                213,628,633        14,295,254       524,141,630     1,014,343,001
================================================================================================================================

LIABILITIES
Payable for Equity Index Swap Settlement (Note 1)                       --            12,862                --            34,551
Payable for Futures Contracts Settlement (Note 1)                       --             4,462                --            75,375
Payable upon Return of Securities Loaned (Note 9)                       --                --                --       256,156,878
Payable for Securities Purchased (Note 1)                          123,656             2,716           608,148                --
Liability for Fund Shares Redeemed                                 606,017           249,168         1,158,196         4,997,106
Investment Advisory Fees Payable (Note 4)                               --            10,283                --           462,037
Transfer Agent and Administrative Fees Payable (Note 4)             42,059             3,428           118,346           154,012
Distribution and Service Fees Payable (Note 4)                      18,366             1,556            20,135             9,868
Portfolio Accounting Fees Payable (Note 4)                          16,824             1,371            39,594            46,695
Custody Fees Payable                                                    --               329                --            14,785
Dividends Payable                                                       --                --                --                --
Other Liabilities                                                   82,842             3,892           223,525           287,736
--------------------------------------------------------------------------------------------------------------------------------
   TOTAL LIABILITIES                                               889,764           290,067         2,167,944       262,239,043
================================================================================================================================
NET ASSETS                                                  $  212,738,869    $   14,005,187    $  521,973,686    $  752,103,958
================================================================================================================================

NET ASSETS CONSIST OF
Paid-In Capital                                                187,708,695        13,403,794       546,265,017     1,301,314,974
Undistributed Net Investment Income (Loss)                       6,377,110            45,956         1,096,953        (2,352,965)
Accumulated Net Realized Gain (Loss) on Investments,
   Equity Index Swaps, and Futures Contracts                     7,814,396           298,802        (8,006,793)     (820,051,264)
Net Unrealized Appreciation (Depreciation) on Investments,
   Equity Index Swaps, and Futures Contracts                    10,838,668           256,635       (17,381,491)      273,193,213
================================================================================================================================
NET ASSETS                                                  $  212,738,869    $   14,005,187    $  521,973,686    $  752,103,958
================================================================================================================================
   Investor Class                                           $  110,206,371               N/A    $  421,739,660    $  689,101,812
   Advisor Class                                                39,639,197               N/A        33,361,656        47,981,634
   A-Class                                                      18,671,165    $      843,097        17,541,217         1,976,299
   C-Class                                                      44,222,136         2,739,192        49,331,153        13,044,213
   H-Class                                                             N/A        10,422,898               N/A               N/A

SHARES OUTSTANDING
   Investor Class                                                3,677,376               N/A        52,492,303        62,817,635
   Advisor Class                                                 1,381,386               N/A         4,351,810         4,567,223
   A-Class                                                         646,757            32,176         2,284,347           186,712
   C-Class                                                       1,564,197           104,808         6,505,702         1,263,742
   H-Class                                                             N/A           397,961               N/A               N/A

NET ASSET VALUES
   Investor Class                                           $        29.97               N/A    $         8.03    $        10.97
   Advisor Class                                                     28.70               N/A              7.67             10.51
   A-Class                                                           28.87    $        26.20              7.68             10.58
   A-Class Maximum Offering Price***                                 30.31             27.51              8.06             11.11
   C-Class                                                           28.27             26.14              7.58             10.32
   H-Class                                                             N/A             26.19               N/A               N/A

  *   THE COST OF SECURITIES AT VALUE IS $0, $11,742,929, $0, $736,902,248, $0,
      $60,125,889, $51,030,908, $102,596,222, $10,361,935, $166,898,355,
      $154,725,142, AND $0, RESPECTIVELY.

 ** THE COST OF INVESTMENT IN MASTER PORTFOLIO IS $201,983,042, $0, $539,578,702, $0, $205,717,131, $0, $0, $0, $0, $0, $0, AND $888,479,350,
      RESPECTIVELY.

***   NET ASSET VALUE ADJUSTED FOR SALES CHARGE OF 4.75% OF OFFERING PRICE.

                                              See Notes to Financial Statements.


92 | THE RYDEX SERIES FUNDS SEMI-ANNUAL REPORT

                                                              September 30, 2006
--------------------------------------------------------------------------------

                                                                   INVERSE           MID-CAP           INVERSE   RUSSELL 2000(R)
                                                                       OTC         ADVANTAGE           MID-CAP         ADVANTAGE
                                                                      FUND              FUND              FUND              FUND
--------------------------------------------------------------------------------------------------------------------------------
ASSETS
Securities at Value* (Notes 1, 2, 6 and 9)                  $           --    $   62,198,706    $   51,030,908    $  109,287,910
Investments in Master Portfolio** (Note 3)                     196,636,649                --                --                --
Segregated Cash with Broker                                             --           537,300           580,500         3,725,838
Cash in Custodian Bank                                                  --                --                --                --
Receivable for Equity Index Swap Settlement (Note 1)                    --           274,352                --                --
Receivable for Futures Contracts Settlement (Note 1)                    --                --            92,450                --
Receivable for Securities Sold (Note 1)                                 --           352,333                --                --
Receivable for Fund Shares Purchased                             3,764,905           328,565         1,882,221           421,137
Investment Income Receivable (Note 1)                                   --            32,464            20,752            67,118
Other Assets                                                            --                --                --                --
--------------------------------------------------------------------------------------------------------------------------------
   TOTAL ASSETS                                                200,401,554        63,723,720        53,606,831       113,502,003
================================================================================================================================

LIABILITIES
Payable for Equity Index Swap Settlement (Note 1)                       --                --           617,514            53,695
Payable for Futures Contracts Settlement (Note 1)                       --            91,519                --           259,364
Payable upon Return of Securities Loaned (Note 9)                       --         8,682,175                --        14,084,000
Payable for Securities Purchased (Note 1)                        2,780,705           121,153                --                --
Liability for Fund Shares Redeemed                                 913,709         7,608,679           338,848         8,044,359
Investment Advisory Fees Payable (Note 4)                               --            39,673            39,759            73,511
Transfer Agent and Administrative Fees Payable (Note 4)             44,434            11,020            11,044            20,420
Distribution and Service Fees Payable (Note 4)                       8,284             7,265             4,252            11,606
Portfolio Accounting Fees Payable (Note 4)                          17,774             4,408             4,418             8,168
Custody Fees Payable                                                    --             1,058             1,060             1,960
Dividends Payable                                                       --                --                --                --
Other Liabilities                                                   86,754            24,514            17,836            42,039
--------------------------------------------------------------------------------------------------------------------------------
   TOTAL LIABILITIES                                             3,851,660        16,591,464         1,034,731        22,599,122
================================================================================================================================
NET ASSETS                                                  $  196,549,894    $   47,132,256    $   52,572,100    $   90,902,881
================================================================================================================================

NET ASSETS CONSIST OF
Paid-In Capital                                                189,338,535        48,112,130        54,928,879        91,333,865
Undistributed Net Investment Income (Loss)                         408,337           (43,878)          859,483            98,713
Accumulated Net Realized Gain (Loss) on Investments,
   Equity Index Swaps, and Futures Contracts                    15,883,504        (3,328,656)       (2,759,653)       (7,394,879)
Net Unrealized Appreciation (Depreciation) on Investments,
   Equity Index Swaps, and Futures Contracts                    (9,080,482)        2,392,660          (456,609)        6,865,182
================================================================================================================================
NET ASSETS                                                  $  196,549,894    $   47,132,256    $   52,572,100    $   90,902,881
================================================================================================================================
   Investor Class                                           $  153,673,928               N/A               N/A               N/A
   Advisor Class                                                16,019,720               N/A               N/A               N/A
   A-Class                                                       7,087,964    $    3,581,328    $      931,682    $    3,973,861
   C-Class                                                      19,768,282        18,346,484         4,464,897        24,430,119
   H-Class                                                             N/A        25,204,444        47,175,521        62,498,901

SHARES OUTSTANDING
   Investor Class                                                6,658,744               N/A               N/A               N/A
   Advisor Class                                                   704,984               N/A               N/A               N/A
   A-Class                                                         310,269            97,565            23,484           117,557
   C-Class                                                         909,449           518,883           114,887           753,700
   H-Class                                                             N/A           686,145         1,188,770         1,848,919

NET ASSET VALUES
   Investor Class                                           $        23.08               N/A               N/A               N/A
   Advisor Class                                                     22.72               N/A               N/A               N/A
   A-Class                                                           22.84    $        36.71    $        39.67    $        33.80
   A-Class Maximum Offering Price***                                 23.98             38.54             41.65             35.49
   C-Class                                                           21.74             35.36             38.86             32.41
   H-Class                                                             N/A             36.73             39.68             33.80

                                                                                                    GOVERNMENT           INVERSE
                                                                                     INVERSE         LONG BOND        GOVERNMENT
                                                           RUSSELL 2000(R)   RUSSELL 2000(R)         ADVANTAGE         LONG BOND
                                                                      FUND              FUND              FUND              FUND
--------------------------------------------------------------------------------------------------------------------------------
ASSETS
Securities at Value* (Notes 1, 2, 6 and 9)                  $   10,509,994    $  166,898,355    $  164,224,191    $           --
Investments in Master Portfolio** (Note 3)                              --                --                --       910,641,209
Segregated Cash with Broker                                        346,400           901,800           663,300                --
Cash in Custodian Bank                                              52,825                --                --                --
Receivable for Equity Index Swap Settlement (Note 1)                    --                --                --                --
Receivable for Futures Contracts Settlement (Note 1)                    --           252,649                --                --
Receivable for Securities Sold (Note 1)                                 --                --        48,119,628                --
Receivable for Fund Shares Purchased                                33,832         7,669,276           255,736         5,393,572
Investment Income Receivable (Note 1)                                6,224            67,902           943,881                --
Other Assets                                                             8                --                --                --
--------------------------------------------------------------------------------------------------------------------------------
   TOTAL ASSETS                                                 10,949,283       175,789,982       214,206,736       916,034,781
================================================================================================================================

LIABILITIES
Payable for Equity Index Swap Settlement (Note 1)                   28,993         5,657,293                --                --
Payable for Futures Contracts Settlement (Note 1)                   24,000                --            23,771                --
Payable upon Return of Securities Loaned (Note 9)                       --                --                --                --
Payable for Securities Purchased (Note 1)                               --                --                --         1,772,323
Liability for Fund Shares Redeemed                               1,100,544           383,428        52,115,884         3,255,172
Investment Advisory Fees Payable (Note 4)                            6,853           131,458            91,497                --
Transfer Agent and Administrative Fees Payable (Note 4)              2,284            36,516            36,599           209,876
Distribution and Service Fees Payable (Note 4)                       1,027            14,910            14,855           102,351
Portfolio Accounting Fees Payable (Note 4)                             914            14,606            18,299            53,850
Custody Fees Payable                                                   220             3,506             4,786                --
Dividends Payable                                                       --                --            40,982                --
Other Liabilities                                                    2,833            59,475            83,424           492,041
--------------------------------------------------------------------------------------------------------------------------------
   TOTAL LIABILITIES                                             1,167,668         6,301,192        52,430,097         5,885,613
================================================================================================================================
NET ASSETS                                                  $    9,781,615    $  169,488,790    $  161,776,639    $  910,149,168
================================================================================================================================

NET ASSETS CONSIST OF
Paid-In Capital                                                 10,382,628       189,020,330       165,652,409       885,057,606
Undistributed Net Investment Income (Loss)                          47,097         2,819,103           183,622         2,389,536
Accumulated Net Realized Gain (Loss) on Investments,
   Equity Index Swaps, and Futures Contracts                      (783,886)      (18,084,629)      (14,682,347)          540,167
Net Unrealized Appreciation (Depreciation) on Investments,
   Equity Index Swaps, and Futures Contracts                       135,776        (4,266,014)       10,622,955        22,161,859
================================================================================================================================
NET ASSETS                                                  $    9,781,615    $  169,488,790    $  161,776,639    $  910,149,168
================================================================================================================================
   Investor Class                                                      N/A               N/A    $  111,181,579    $  444,757,127
   Advisor Class                                                       N/A               N/A        27,190,089        54,109,953
   A-Class                                                  $       33,060    $   27,390,710         8,568,683        92,586,987
   C-Class                                                       3,429,359        17,193,803        14,836,288       318,695,101
   H-Class                                                       6,319,196       124,904,277               N/A               N/A

SHARES OUTSTANDING
   Investor Class                                                      N/A               N/A        10,299,796        22,889,950
   Advisor Class                                                       N/A               N/A         2,533,081         2,829,024
   A-Class                                                           1,313           693,573           793,569         4,811,332
   C-Class                                                         136,412           443,785         1,375,184        17,279,647
   H-Class                                                         250,864         3,161,161               N/A               N/A

NET ASSET VALUES
   Investor Class                                                      N/A               N/A    $        10.79    $        19.43
   Advisor Class                                                       N/A               N/A             10.73             19.13
   A-Class                                                  $        25.19    $        39.49             10.80             19.24
   A-Class Maximum Offering Price***                                 26.45             41.46             11.34             20.20
   C-Class                                                           25.14             38.74             10.79             18.44
   H-Class                                                           25.19             39.51               N/A               N/A

See Notes to Financial Statements.


                                  THE RYDEX SERIES FUNDS SEMI-ANNUAL REPORT | 93

STATEMENTS OF ASSETS AND LIABILITIES  (UNAUDITED) (CONCLUDED)
--------------------------------------------------------------------------------

                                                                    EUROPE             JAPAN         SMALL-CAP           MID-CAP
                                                                 ADVANTAGE         ADVANTAGE             VALUE             VALUE
                                                                      FUND              FUND              FUND              FUND
--------------------------------------------------------------------------------------------------------------------------------
ASSETS
Securities at Value* (Notes 1, 2, 6 and 9)                  $   91,390,982    $   51,204,176    $   67,603,573    $   40,576,777
Segregated Cash with Broker                                             --           303,250                --                --
Cash in Custodian Bank                                                  --                --                --                --
Receivable for Equity Index Swap Settlement (Note 1)               382,547           673,487                --                --
Receivable for Futures Contracts Settlement (Note 1)                    --             2,512                --                --
Receivable for Securities Sold (Note 1)                                 --                --                --         5,345,842
Receivable for Fund Shares Purchased                             8,032,942         5,834,072            16,921           276,530
Investment Income Receivable (Note 1)                              132,628            20,899            47,495            44,717
--------------------------------------------------------------------------------------------------------------------------------
   TOTAL ASSETS                                                 99,939,099        58,038,396        67,667,989        46,243,866
================================================================================================================================

LIABILITIES
Payable for Equity Index Swap Settlement (Note 1)                   75,842                --                --                --
Payable upon Return of Securities Loaned (Note 9)                       --                --         6,834,204         9,506,220
Payable for Securities Purchased (Note 1)                        7,792,095                --                --           139,188
Liability for Fund Shares Redeemed                               1,280,924         7,259,381           955,043         5,554,648
Investment Advisory Fees Payable (Note 4)                           60,260            49,901            23,016            24,495
Transfer Agent and Administrative Fees Payable (Note 4)             16,739            13,861             7,672             8,165
Distribution and Service Fees Payable (Note 4)                       7,596             5,125             6,003             3,711
Portfolio Accounting Fees Payable (Note 4)                           6,696             5,545             3,069             3,266
Custody Fees Payable                                                 1,607             1,331               737               784
Cash Due to Custodian Bank                                              --                --                --                --
Dividends Payable                                                       --                --                --                --
Other Liabilities                                                   24,574            32,244            17,214            17,197
--------------------------------------------------------------------------------------------------------------------------------
   TOTAL LIABILITIES                                             9,266,333         7,367,388         7,846,958        15,257,674
================================================================================================================================
NET ASSETS                                                  $   90,672,766    $   50,671,008    $   59,821,031    $   30,986,192
================================================================================================================================

NET ASSETS CONSIST OF
Paid-In Capital                                                 88,472,310        35,732,380        64,086,737        30,743,052
Undistributed Net Investment Income (Loss)                       1,752,386         3,199,943            50,192           244,385
Accumulated Net Realized Gain (Loss) on Investments,
   Equity Index Swaps, Currency Index Swaps,
   and Futures Contracts                                        (3,328,942)       11,067,268        (8,215,318)       (5,081,148)
Net Unrealized Appreciation (Depreciation) on Investments,
   Equity Index Swaps, Currency Index Swaps,
   and Futures Contracts                                         3,777,012           671,417         3,899,420         5,079,903
================================================================================================================================
NET ASSETS                                                  $   90,672,766    $   50,671,008    $   59,821,031    $   30,986,192
================================================================================================================================
   Investor Class                                                      N/A               N/A               N/A               N/A
   Advisor Class                                                       N/A               N/A               N/A               N/A
   A-Class                                                  $    3,330,703    $    4,483,702    $    1,183,491    $    1,346,820
   C-Class                                                      11,079,413         7,536,417        14,166,117         5,502,195
   H-Class                                                      76,262,650        38,650,889        44,471,423        24,137,177

SHARES OUTSTANDING
   Investor Class                                                      N/A               N/A               N/A               N/A
   Advisor Class                                                       N/A               N/A               N/A               N/A
   A-Class                                                         155,280           119,981            37,276            42,191
   C-Class                                                         540,126           208,308           455,556           175,682
   H-Class                                                       3,553,909         1,033,455         1,402,170           756,287

NET ASSET VALUES
   Investor Class                                                      N/A               N/A               N/A               N/A
   Advisor Class                                                       N/A               N/A               N/A               N/A
   A-Class                                                  $        21.45    $        37.37    $        31.75    $        31.92
   A-Class Maximum Offering Price**                                  22.52             39.23             33.33             33.51
   C-Class                                                           20.51             36.18             31.10             31.32
   H-Class                                                           21.46             37.40             31.72             31.92

 *    THE COST OF SECURITIES AT VALUE IS $87,880,640, $51,204,176, $63,704,153,
      $35,496,874, $194,782,105, $38,559,051, $22,666,313, $92,036,191,
      $26,944,353, $163,470,429, AND $1,358,655,751, RESPECTIVELY.

**    NET ASSET VALUE ADJUSTED FOR SALES CHARGE OF 4.75% OF OFFERING PRICE.

                                              See Notes to Financial Statements.


94 | THE RYDEX SERIES FUNDS SEMI-ANNUAL REPORT

                                                              September 30, 2006
--------------------------------------------------------------------------------

                                                                 LARGE-CAP         SMALL-CAP           MID-CAP         LARGE-CAP
                                                                     VALUE            GROWTH            GROWTH            GROWTH
                                                                      FUND              FUND              FUND              FUND
--------------------------------------------------------------------------------------------------------------------------------
ASSETS
Securities at Value* (Notes 1, 2, 6 and 9)                  $  212,456,009    $   42,175,555    $   24,711,822    $   95,367,352
Segregated Cash with Broker                                             --                --                --                --
Cash in Custodian Bank                                               9,475                --                --                --
Receivable for Equity Index Swap Settlement (Note 1)                    --                --                --                --
Receivable for Futures Contracts Settlement (Note 1)                    --                --                --                --
Receivable for Securities Sold (Note 1)                            421,517           350,054         2,041,611         3,105,205
Receivable for Fund Shares Purchased                             6,866,260            42,937             3,144           274,983
Investment Income Receivable (Note 1)                              298,534             6,718             7,559            18,976
--------------------------------------------------------------------------------------------------------------------------------
   TOTAL ASSETS                                                220,051,795        42,575,264        26,764,136        98,766,516
================================================================================================================================

LIABILITIES
Payable for Equity Index Swap Settlement (Note 1)                       --                --                --                --
Payable upon Return of Securities Loaned (Note 9)               41,932,704         9,036,922         4,795,078        15,146,000
Payable for Securities Purchased (Note 1)                        1,983,706           449,268           320,793                --
Liability for Fund Shares Redeemed                               5,495,269           158,853         1,739,229         3,422,749
Investment Advisory Fees Payable (Note 4)                          112,100            15,405            10,462            33,559
Transfer Agent and Administrative Fees Payable (Note 4)             37,367             5,135             3,487            11,186
Distribution and Service Fees Payable (Note 4)                      12,829             2,420             1,920             6,202
Portfolio Accounting Fees Payable (Note 4)                          14,947             2,054             1,395             4,475
Custody Fees Payable                                                 3,727               726               335             1,074
Cash Due to Custodian Bank                                              --                --                --                --
Dividends Payable                                                       --                --                --                --
Other Liabilities                                                   59,871            11,720            10,223            13,548
--------------------------------------------------------------------------------------------------------------------------------
   TOTAL LIABILITIES                                            49,652,520         9,682,503         6,882,922        18,638,793
================================================================================================================================
NET ASSETS                                                  $  170,399,275    $   32,892,761    $   19,881,214    $   80,127,723
================================================================================================================================

NET ASSETS CONSIST OF
Paid-In Capital                                                162,232,657        37,503,431        16,749,301        82,883,608
Undistributed Net Investment Income (Loss)                         620,126          (190,161)         (133,214)         (144,356)
Accumulated Net Realized Gain (Loss) on Investments,
   Equity Index Swaps, Currency Index Swaps,
   and Futures Contracts                                       (10,127,412)       (8,037,013)        1,219,618        (5,942,690)
Net Unrealized Appreciation (Depreciation) on Investments,
   Equity Index Swaps, Currency Index Swaps,
   and Futures Contracts                                        17,673,904         3,616,504         2,045,509         3,331,161
================================================================================================================================
NET ASSETS                                                  $  170,399,275    $   32,892,761    $   19,881,214    $   80,127,723
================================================================================================================================
   Investor Class                                                      N/A               N/A               N/A               N/A
   Advisor Class                                                       N/A               N/A               N/A               N/A
   A-Class                                                  $    1,407,011    $      777,253    $    1,488,073    $    1,589,219
   C-Class                                                       4,091,430         1,777,697         2,521,430        14,097,976
   H-Class                                                     164,900,834        30,337,811        15,871,711        64,440,528

SHARES OUTSTANDING
   Investor Class                                                      N/A               N/A               N/A               N/A
   Advisor Class                                                       N/A               N/A               N/A               N/A
   A-Class                                                          46,327            26,570            51,623            61,975
   C-Class                                                         137,383            61,829            89,094           560,195
   H-Class                                                       5,430,153         1,036,479           550,104         2,512,941

NET ASSET VALUES
   Investor Class                                                      N/A               N/A               N/A               N/A
   Advisor Class                                                       N/A               N/A               N/A               N/A
   A-Class                                                  $        30.37    $        29.25    $        28.83    $        25.64
   A-Class Maximum Offering Price**                                  31.88             30.71             30.27             26.92
   C-Class                                                           29.78             28.75             28.30             25.17
   H-Class                                                           30.37             29.27             28.85             25.64

                                                                   DYNAMIC           DYNAMIC              U.S.
                                                             STRENGTHENING         WEAKENING        GOVERNMENT
                                                                    DOLLAR            DOLLAR      MONEY MARKET
                                                                      FUND              FUND              FUND
--------------------------------------------------------------------------------------------------------------
ASSETS
Securities at Value* (Notes 1, 2, 6 and 9)                  $   26,944,353    $  163,470,429    $1,358,655,751
Segregated Cash with Broker                                             --                --                --
Cash in Custodian Bank                                                  --                --                --
Receivable for Equity Index Swap Settlement (Note 1)               500,404                --                --
Receivable for Futures Contracts Settlement (Note 1)                    --                --                --
Receivable for Securities Sold (Note 1)                                 --                --                --
Receivable for Fund Shares Purchased                               107,057           323,227       166,372,147
Investment Income Receivable (Note 1)                               10,992            66,694            42,039
--------------------------------------------------------------------------------------------------------------
   TOTAL ASSETS                                                 27,562,806       163,860,350     1,525,069,937
==============================================================================================================

LIABILITIES
Payable for Equity Index Swap Settlement (Note 1)                       --         4,841,555                --
Payable upon Return of Securities Loaned (Note 9)                       --                --       140,000,000
Payable for Securities Purchased (Note 1)                               --                --                --
Liability for Fund Shares Redeemed                                 466,122         1,396,363        46,907,100
Investment Advisory Fees Payable (Note 4)                           16,910           123,418           575,591
Transfer Agent and Administrative Fees Payable (Note 4)              4,697            34,283           230,236
Distribution and Service Fees Payable (Note 4)                       2,313            13,768            58,890
Portfolio Accounting Fees Payable (Note 4)                           1,879            13,713            63,200
Custody Fees Payable                                                   451             3,291            27,628
Cash Due to Custodian Bank                                              --                --             2,793
Dividends Payable                                                       --                --           141,326
Other Liabilities                                                    8,652            54,209           558,300
--------------------------------------------------------------------------------------------------------------
   TOTAL LIABILITIES                                               501,024         6,480,600       188,565,064
==============================================================================================================
NET ASSETS                                                  $   27,061,782    $  157,379,750    $1,336,504,873
==============================================================================================================

NET ASSETS CONSIST OF
Paid-In Capital                                                 28,664,854       157,715,676     1,336,976,233
Undistributed Net Investment Income (Loss)                        (658,583)       (1,732,056)               --
Accumulated Net Realized Gain (Loss) on Investments,
   Equity Index Swaps, Currency Index Swaps,
   and Futures Contracts                                        (1,475,973)        5,833,272          (471,360)
Net Unrealized Appreciation (Depreciation) on Investments,
   Equity Index Swaps, Currency Index Swaps,
   and Futures Contracts                                           531,484        (4,437,142)               --
==============================================================================================================
NET ASSETS                                                  $   27,061,782    $  157,379,750    $1,336,504,873
==============================================================================================================
   Investor Class                                                      N/A               N/A    $1,064,152,272
   Advisor Class                                                       N/A               N/A       146,316,567
   A-Class                                                  $      481,245    $   11,888,014        12,617,041
   C-Class                                                       2,675,619        13,363,339       113,418,993
   H-Class                                                      23,904,918       132,128,397               N/A

SHARES OUTSTANDING
   Investor Class                                                      N/A               N/A     1,064,584,804
   Advisor Class                                                       N/A               N/A       146,572,898
   A-Class                                                          18,218           487,672        12,617,118
   C-Class                                                         102,359           553,880       113,419,023
   H-Class                                                         905,896         5,420,661               N/A

NET ASSET VALUES
   Investor Class                                                      N/A               N/A    $         1.00
   Advisor Class                                                       N/A               N/A              1.00
   A-Class                                                  $        26.42    $        24.38              1.00
   A-Class Maximum Offering Price**                                  27.74             25.60              1.00
   C-Class                                                           26.14             24.13              1.00
   H-Class                                                           26.39             24.37               N/A

See Notes to Financial Statements.


                                  THE RYDEX SERIES FUNDS SEMI-ANNUAL REPORT | 95

STATEMENTS OF OPERATIONS  (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                                       INVERSE
                                                                      NOVA           S&P 500           S&P 500               OTC
                                                                      FUND              FUND***           FUND              FUND
--------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
Interest (Note 1)                                           $           --    $       82,982    $           --    $      579,928
Interest from Securities Lending, net (Note 9)                          --                --                --            89,093
Dividends, Net of Foreign Tax Withheld* (Note 1)                        --            26,046                --         1,503,876
Other Income                                                            --                --                --                --
--------------------------------------------------------------------------------------------------------------------------------
   Total Income                                                         --           109,028                --         2,172,897
--------------------------------------------------------------------------------------------------------------------------------

EXPENSES
Investment Advisory Fees (Note 4)                                       --            29,196                --         2,667,001
Transfer Agent and Administrative Fees (Note 4)                    258,388             9,732           699,916           889,000
Distribution & Service Fees (Note 4):
   Advisor Class                                                    91,470                --           131,836            51,227
   A-Class                                                          25,401               468            18,423             2,353
   C-Class                                                         211,341             4,222           239,375            61,727
   H-Class                                                              --             8,208                --                --
Portfolio Accounting Fees (Note 4)                                 103,268             3,893           231,746           269,288
Registration Fees                                                   51,663               210            92,525           177,972
Trustees' Fees**                                                     8,107               128            18,146            27,902
Custody Fees                                                            --             1,903                --            87,414
Miscellaneous                                                       84,928             5,112           281,281           291,978
--------------------------------------------------------------------------------------------------------------------------------
   Total Expenses                                                  834,566            63,072         1,713,248         4,525,862
--------------------------------------------------------------------------------------------------------------------------------
Net Investment Income (Loss)                                      (834,566)           45,956        (1,713,248)       (2,352,965)
================================================================================================================================

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS (NOTE 1)
Net Realized Gain (Loss) on:
Investment Securities                                            7,814,396             3,621        (8,006,793)       58,907,669
Equity Index Swaps                                                      --           243,655                --           (28,229)
Futures Contracts                                                       --            51,526                --          (232,608)
--------------------------------------------------------------------------------------------------------------------------------
   Total Net Realized Gain (Loss)                                7,814,396           298,802        (8,006,793)       58,646,832
--------------------------------------------------------------------------------------------------------------------------------
Net Change in Unrealized Appreciation (Depreciation) on:
Investment Securities                                           (2,596,669)          214,129           729,517       (85,553,487)
Equity Index Swaps                                                      --            11,172                --           (42,609)
Futures Contracts                                                       --            31,334                --           906,976
--------------------------------------------------------------------------------------------------------------------------------
Net Change in Unrealized Appreciation (Depreciation)            (2,596,669)          256,635           729,517       (84,689,120)
--------------------------------------------------------------------------------------------------------------------------------
Net Gain (Loss) on Investments                                   5,217,727           555,437        (7,277,276)      (26,042,288)
--------------------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS       $    4,383,161    $      601,393    $   (8,990,524)   $  (28,395,253)
================================================================================================================================

 *    NET OF FOREIGN TAX WITHHELD OF $0, $0, $0, $15,520, $0, $0, $0, $368, $8,
      $0, $0, AND $0, RESPECTIVELY.

 **   RELATES TO TRUSTEES NOT DEEMED "INTERESTED PERSONS" WITHIN THE MEANING OF
      SECTION 2(A)(19) OF THE 1940 ACT.

***   SINCE THE COMMENCEMENT OF OPERATIONS: MAY 31, 2006.

                                              See Notes to Financial Statements.


96 | THE RYDEX SERIES FUNDS SEMI-ANNUAL REPORT

                                                 Period Ended September 30, 2006
--------------------------------------------------------------------------------

                                                                   INVERSE           MID-CAP           INVERSE   RUSSELL 2000(R)
                                                                       OTC         ADVANTAGE           MID-CAP         ADVANTAGE
                                                                      FUND              FUND              FUND              FUND
--------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
Interest (Note 1)                                           $           --    $      309,199    $    1,103,351    $      674,254
Interest from Securities Lending, net (Note 9)                          --             3,625                --            19,599
Dividends, Net of Foreign Tax Withheld* (Note 1)                        --           265,899                --           400,345
Other Income                                                           963                --                --                --
--------------------------------------------------------------------------------------------------------------------------------
   Total Income                                                        963           578,723         1,103,351         1,094,198
--------------------------------------------------------------------------------------------------------------------------------

EXPENSES
Investment Advisory Fees (Note 4)                                       --           289,361           195,123           492,193
Transfer Agent and Administrative Fees (Note 4)                    269,429            80,378            54,201           136,720
Distribution & Service Fees (Note 4):
   Advisor Class                                                    52,439                --                --                --
   A-Class                                                           5,919             4,608             1,417             6,389
   C-Class                                                          91,206           112,654             7,825           113,541
   H-Class                                                              --            47,607            50,828           101,946
Portfolio Accounting Fees (Note 4)                                 107,384            32,151            21,680            54,688
Registration Fees                                                   36,698            16,623             4,824            32,858
Trustees' Fees**                                                     7,077             2,605             1,167             4,772
Custody Fees                                                            --            10,830             5,111            13,445
Miscellaneous                                                      107,104            25,784            24,361            38,933
--------------------------------------------------------------------------------------------------------------------------------
   Total Expenses                                                  677,256           622,601           366,537           995,485
--------------------------------------------------------------------------------------------------------------------------------
Net Investment Income (Loss)                                      (676,293)          (43,878)          736,814            98,713
================================================================================================================================

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS (NOTE 1)
Net Realized Gain (Loss) on:
Investment Securities                                           15,883,504         2,035,641                --        11,279,798
Equity Index Swaps                                                      --        (3,487,590)        1,094,910        (6,098,884)
Futures Contracts                                                       --          (692,744)         (822,768)       (5,427,773)
--------------------------------------------------------------------------------------------------------------------------------
   Total Net Realized Gain (Loss)                               15,883,504        (2,144,693)          272,142          (246,859)
--------------------------------------------------------------------------------------------------------------------------------
Net Change in Unrealized Appreciation (Depreciation) on:
Investment Securities                                           (5,574,479)       (5,804,894)               --       (18,047,090)
Equity Index Swaps                                                      --          (207,342)         (152,769)       (1,798,456)
Futures Contracts                                                       --          (519,863)          (31,620)       (2,968,140)
--------------------------------------------------------------------------------------------------------------------------------
Net Change in Unrealized Appreciation (Depreciation)            (5,574,479)       (6,532,099)         (184,389)      (22,813,686)
--------------------------------------------------------------------------------------------------------------------------------
Net Gain (Loss) on Investments                                  10,309,025        (8,676,792)           87,753       (23,060,545)
--------------------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS       $    9,632,732    $   (8,720,670)   $      824,567    $  (22,961,832)
================================================================================================================================

                                                                                                       GOVERNMENT           INVERSE
                                                                                        INVERSE         LONG BOND        GOVERNMENT
                                                           RUSSELL 2000(R)      RUSSELL 2000(R)         ADVANTAGE         LONG BOND
                                                                      FUND***              FUND              FUND              FUND
-----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
Interest (Note 1)                                           $       77,897       $    3,624,881    $    3,138,328    $           --
Interest from Securities Lending, net (Note 9)                          --                   --                --                --
Dividends, Net of Foreign Tax Withheld* (Note 1)                    15,573                   --                --                --
Other Income                                                            --                   --                --                --
-----------------------------------------------------------------------------------------------------------------------------------
   Total Income                                                     93,470            3,624,881         3,138,328                --
-----------------------------------------------------------------------------------------------------------------------------------

EXPENSES
Investment Advisory Fees (Note 4)                                   22,504              636,580           314,694                --
Transfer Agent and Administrative Fees (Note 4)                      7,502              176,828           125,878         1,634,362
Distribution & Service Fees (Note 4):
   Advisor Class                                                        --                   --            94,655           197,111
   A-Class                                                              31               20,166             7,912           149,428
   C-Class                                                           1,137               64,616            58,681         2,207,731
   H-Class                                                           7,186              140,508                --                --
Portfolio Accounting Fees (Note 4)                                   3,001               70,731            62,939           364,412
Registration Fees                                                       --               15,394            19,511           308,355
Trustees' Fees**                                                       116                3,762             3,548            49,281
Custody Fees                                                           803               16,683            15,241                --
Miscellaneous                                                        4,093               79,930            65,075           524,920
-----------------------------------------------------------------------------------------------------------------------------------
   Total Expenses                                                   46,373            1,225,198           768,134         5,435,600
-----------------------------------------------------------------------------------------------------------------------------------
Net Investment Income (Loss)                                        47,097            2,399,683         2,370,194        (5,435,600)
===================================================================================================================================

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS (NOTE 1)
Net Realized Gain (Loss) on:
Investment Securities                                             (330,675)                  --        (1,953,623)          540,167
Equity Index Swaps                                                (293,761)           2,473,423                --                --
Futures Contracts                                                 (159,450)          (2,687,665)        1,771,442                --
-----------------------------------------------------------------------------------------------------------------------------------
   Total Net Realized Gain (Loss)                                 (783,886)            (214,242)         (182,181)          540,167
-----------------------------------------------------------------------------------------------------------------------------------
Net Change in Unrealized Appreciation (Depreciation) on:
Investment Securities                                              148,059                   --        10,717,412         3,096,533
Equity Index Swaps                                                 (31,668)          (2,155,789)               --                --
Futures Contracts                                                   19,385              (52,198)        1,386,383                --
-----------------------------------------------------------------------------------------------------------------------------------
Net Change in Unrealized Appreciation (Depreciation)               135,776           (2,207,987)       12,103,795         3,096,533
-----------------------------------------------------------------------------------------------------------------------------------
Net Gain (Loss) on Investments                                    (648,110)          (2,422,229)       11,921,614         3,636,700
-----------------------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS       $     (601,013)      $      (22,546)   $   14,291,808    $   (1,798,900)
===================================================================================================================================

See Notes to Financial Statements.


                                  THE RYDEX SERIES FUNDS SEMI-ANNUAL REPORT | 97

STATEMENTS OF OPERATIONS  (UNAUDITED) (CONCLUDED)
--------------------------------------------------------------------------------

                                                                    EUROPE             JAPAN         SMALL-CAP           MID-CAP
                                                                 ADVANTAGE         ADVANTAGE             VALUE             VALUE
                                                                      FUND              FUND              FUND              FUND
--------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
Interest (Note 1)                                           $      548,147    $    2,139,444    $        7,131    $        4,672
Interest from Securities Lending, net (Note 9)                          --                --            21,468             7,671
Dividends, Net of Foreign Tax Withheld* (Note 1)                 1,113,098                --           405,605           554,343
--------------------------------------------------------------------------------------------------------------------------------
   Total Income                                                  1,661,245         2,139,444           434,204           566,686
--------------------------------------------------------------------------------------------------------------------------------

EXPENSES
Investment Advisory Fees (Note 4)                                  280,382           407,842           167,127           148,779
Transfer Agent and Administrative Fees (Note 4)                     77,884           113,290            55,709            49,593
Distribution & Service Fees (Note 4):
Advisor Class                                                           --                --                --                --
   A-Class                                                           1,940             4,196               754             1,548
   C-Class                                                          44,292            55,341            59,389            28,760
   H-Class                                                          64,871            95,258            40,108            40,855
Portfolio Accounting Fees (Note 4)                                  31,154            45,316            22,284            19,837
Registration Fees                                                   13,471            24,507            15,914            10,842
Trustees' Fees**                                                     1,733             3,660             2,197             1,656
Custody Fees                                                         7,319            10,787             7,445             5,157
Miscellaneous                                                       28,411            35,278            13,085            15,274
--------------------------------------------------------------------------------------------------------------------------------
   Total Expenses                                                  551,457           795,475           384,012           322,301
--------------------------------------------------------------------------------------------------------------------------------
Net Investment Income (Loss)                                     1,109,788         1,343,969            50,192           244,385
================================================================================================================================

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS (NOTE 1)
Net Realized Gain (Loss) on:
Investment Securities                                              322,296                --           708,180            45,071
Equity Index Swaps and Currency Index Swaps                       (410,594)       (7,340,421)               --                --
Futures Contracts                                                       --        (1,539,456)               --                --
--------------------------------------------------------------------------------------------------------------------------------
   Total Net Realized Gain (Loss)                                  (88,298)       (8,879,877)          708,180            45,071
--------------------------------------------------------------------------------------------------------------------------------
Net Change in Unrealized Appreciation (Depreciation) on:
Investment Securities                                             (949,769)               --        (8,341,614)         (773,322)
Equity Index Swaps and Currency Index Swaps                         (1,910)       (3,364,247)               --                --
Futures Contracts                                                       --        (1,500,226)               --                --
--------------------------------------------------------------------------------------------------------------------------------
Net Change in Unrealized Appreciation (Depreciation)              (951,679)       (4,864,473)       (8,341,614)         (773,322)
--------------------------------------------------------------------------------------------------------------------------------
Net Gain (Loss) on Investments                                  (1,039,977)      (13,744,350)       (7,633,434)         (728,251)
--------------------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS       $       69,811    $  (12,400,381)   $   (7,583,242)   $     (483,866)
================================================================================================================================

 *    NET OF FOREIGN TAX WITHHELD OF $141,082, $0, $324, $0, $0, $0, $0, $0, $0,
      $0, AND $0, RESPECTIVELY.

**    RELATES TO TRUSTEES NOT DEEMED "INTERESTED PERSONS" WITHIN THE MEANING OF
      SECTION 2(A)(19) OF THE 1940 ACT.

                                              See Notes to Financial Statements.


98 | THE RYDEX SERIES FUNDS SEMI-ANNUAL REPORT

                                                 Period Ended September 30, 2006
--------------------------------------------------------------------------------

                                                                 LARGE-CAP         SMALL-CAP           MID-CAP         LARGE-CAP
                                                                     VALUE            GROWTH            GROWTH            GROWTH
                                                                      FUND              FUND              FUND              FUND
--------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
Interest (Note 1)                                           $       18,124    $        5,143    $        3,747    $        4,389
Interest from Securities Lending, net (Note 9)                      17,705            29,268             3,517             1,410
Dividends, Net of Foreign Tax Withheld* (Note 1)                 1,672,108            37,158            46,018           109,621
--------------------------------------------------------------------------------------------------------------------------------
   Total Income                                                  1,707,937            71,569            53,282           115,420
--------------------------------------------------------------------------------------------------------------------------------

EXPENSES
Investment Advisory Fees (Note 4)                                  517,553           122,749            88,632           116,796
Transfer Agent and Administrative Fees (Note 4)                    172,518            40,916            29,544            38,932
Distribution & Service Fees (Note 4):
Advisor Class                                                           --                --                --                --
   A-Class                                                           1,151               674             1,580               877
   C-Class                                                          56,244            17,618             9,272            27,488
   H-Class                                                         157,305            35,838            25,646            31,183
Portfolio Accounting Fees (Note 4)                                  69,007            16,367            11,818            15,573
Registration Fees                                                   15,806            10,421            13,813             7,255
Trustees' Fees**                                                     3,677             1,470             1,639             1,068
Custody Fees                                                        17,423             4,652             3,459             4,509
Miscellaneous                                                       77,127            11,025             1,093            16,095
--------------------------------------------------------------------------------------------------------------------------------
   Total Expenses                                                1,087,811           261,730           186,496           259,776
--------------------------------------------------------------------------------------------------------------------------------
Net Investment Income (Loss)                                       620,126          (190,161)         (133,214)         (144,356)
================================================================================================================================

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS (NOTE 1)
Net Realized Gain (Loss) on:
Investment Securities                                           (5,378,199)          731,847         3,126,119        (1,915,425)
Equity Index Swaps and Currency Index Swaps                             --                --                --                --
Futures Contracts                                                       --                --                --                --
--------------------------------------------------------------------------------------------------------------------------------
   Total Net Realized Gain (Loss)                               (5,378,199)          731,847         3,126,119        (1,915,425)
--------------------------------------------------------------------------------------------------------------------------------
Net Change in Unrealized Appreciation (Depreciation) on:
Investment Securities                                           12,844,507        (4,420,901)       (6,819,324)        1,240,477
Equity Index Swaps and Currency Index Swaps                             --                --                --                --
Futures Contracts                                                       --                --                --                --
--------------------------------------------------------------------------------------------------------------------------------
Net Change in Unrealized Appreciation (Depreciation)            12,844,507        (4,420,901)       (6,819,324)        1,240,477
--------------------------------------------------------------------------------------------------------------------------------
Net Gain (Loss) on Investments                                   7,466,308        (3,689,054)       (3,693,205)         (674,948)
--------------------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS       $    8,086,434    $   (3,879,215)   $   (3,826,419)   $     (819,304)
================================================================================================================================

                                                                   DYNAMIC           DYNAMIC              U.S.
                                                             STRENGTHENING         WEAKENING        GOVERNMENT
                                                                    DOLLAR            DOLLAR      MONEY MARKET
                                                                      FUND              FUND              FUND
--------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
Interest (Note 1)                                           $      568,479    $    3,417,480    $   35,229,453
Interest from Securities Lending, net (Note 9)                          --                --            14,008
Dividends, Net of Foreign Tax Withheld* (Note 1)                        --                --                --
--------------------------------------------------------------------------------------------------------------
   Total Income                                                    568,479         3,417,480        35,243,461
--------------------------------------------------------------------------------------------------------------

EXPENSES
Investment Advisory Fees (Note 4)                                  100,272           598,204         3,502,479
Transfer Agent and Administrative Fees (Note 4)                     27,853           166,168         1,400,992
Distribution & Service Fees (Note 4):
Advisor Class                                                           --                --           528,400
   A-Class                                                             339            13,057            16,639
   C-Class                                                          11,337            47,743           691,293
   H-Class                                                          24,680           141,175                --
Portfolio Accounting Fees (Note 4)                                  11,141            66,467           378,437
Registration Fees                                                    3,014            14,173           269,359
Trustees' Fees**                                                       694             3,462            48,518
Custody Fees                                                         2,626            15,674           168,538
Miscellaneous                                                       11,890            75,420           671,150
--------------------------------------------------------------------------------------------------------------
   Total Expenses                                                  193,846         1,141,543         7,675,805
--------------------------------------------------------------------------------------------------------------
Net Investment Income (Loss)                                       374,633         2,275,937        27,567,656
==============================================================================================================

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS (NOTE 1)
Net Realized Gain (Loss) on:
Investment Securities                                                   --                --                --
Equity Index Swaps and Currency Index Swaps                     (1,448,452)        5,772,277                --
Futures Contracts                                                  (25,796)          100,228                --
--------------------------------------------------------------------------------------------------------------
   Total Net Realized Gain (Loss)                               (1,474,248)        5,872,505                --
--------------------------------------------------------------------------------------------------------------
Net Change in Unrealized Appreciation (Depreciation) on:
Investment Securities                                                   --                --                --
Equity Index Swaps and Currency Index Swaps                        407,649        (6,332,445)               --
Futures Contracts                                                    4,352           (15,006)               --
--------------------------------------------------------------------------------------------------------------
Net Change in Unrealized Appreciation (Depreciation)               412,001        (6,347,451)               --
--------------------------------------------------------------------------------------------------------------
Net Gain (Loss) on Investments                                  (1,062,247)         (474,946)               --
--------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS       $     (687,614)   $    1,800,991    $   27,567,656
==============================================================================================================

See Notes to Financial Statements.


                                THE RYDEX SERIES FUNDS SEMI-ANNUAL REPORT | 99

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                   NOVA FUND              S&P 500 FUND
-----------------------------------------------------------------------------------------------------------------------
                                                                          PERIOD ENDED       YEAR ENDED   PERIOD ENDED
                                                                         SEPTEMBER 30,        MARCH 31,   SEPTEMBER 30,
                                                                                  2006+            2006            2006*+
-----------------------------------------------------------------------------------------------------------------------
FROM OPERATIONS
Net Investment Income (Loss)                                             $    (834,566)   $  (2,182,869)  $      45,956
Net Realized Gain (Loss) on Investments                                      7,814,396       28,284,949         298,802
Net Change in Unrealized Appreciation (Depreciation) on Investments         (2,596,669)      12,837,485         256,635
-----------------------------------------------------------------------------------------------------------------------
Net Increase (Decrease) in Net Assets from Operations                        4,383,161       38,939,565         601,393
-----------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM: (NOTE 1)
Net Investment Income
    Investor Class                                                                  --       (5,878,827)             --
    Advisor Class                                                                   --       (1,716,091)             --
    A-Class                                                                         --       (1,004,034)             --
    C-Class                                                                         --       (1,703,672)             --
    H-Class                                                                         --               --              --
Realized Gain on Investment
    Investor Class                                                                  --               --              --
    Advisor Class                                                                   --               --              --
    A-Class                                                                         --               --              --
    C-Class                                                                         --               --              --
    H-Class                                                                         --               --              --
-----------------------------------------------------------------------------------------------------------------------
Total Distributions to Shareholders                                                 --      (10,302,624)             --
=======================================================================================================================

SHARE TRANSACTIONS
PROCEEDS FROM SHARES PURCHASED
    Investor Class                                                         179,782,445      736,237,994              --
    Advisor Class                                                          103,063,046      276,701,402              --
    A-Class                                                                  6,814,539       33,284,583         925,916
    C-Class                                                                 30,770,513       72,463,609       4,950,116
    H-Class                                                                         --               --      44,020,350
VALUE OF SHARES PURCHASED THROUGH DIVIDEND REINVESTMENT
    Investor Class                                                                  --        5,560,691              --
    Advisor Class                                                                   --        1,694,759              --
    A-Class                                                                         --          807,597              --
    C-Class                                                                         --        1,595,196              --
    H-Class                                                                         --               --              --
COST OF SHARES REDEEMED
    Investor Class                                                        (211,067,366)    (793,440,174)             --
    Advisor Class                                                         (105,255,475)    (294,779,541)             --
    A-Class                                                                (18,122,046)     (25,982,121)       (122,811)
    C-Class                                                                (37,864,184)     (78,156,275)     (2,337,503)
    H-Class                                                                         --               --     (34,032,274)
=======================================================================================================================
NET INCREASE (DECREASE) IN NET ASSETS FROM SHARE TRANSACTIONS              (51,878,528)     (64,012,280)     13,403,794
-----------------------------------------------------------------------------------------------------------------------
Net Increase (Decrease) in Net Assets                                      (47,495,367)     (35,375,339)     14,005,187
NET ASSETS--BEGINNING OF PERIOD                                            260,234,236      295,609,575              --
=======================================================================================================================
NET ASSETS--END OF PERIOD                                                $ 212,738,869    $ 260,234,236   $  14,005,187
=======================================================================================================================
UNDISTRIBUTED NET INVESTMENT INCOME (LOSS)                               $   6,377,110    $   7,211,676   $      45,956
=======================================================================================================================

*     SINCE THE COMMENCEMENT OF OPERATIONS: MAY 31, 2006.

+     UNAUDITED

                                              See Notes to Financial Statements.


100 | THE RYDEX SERIES FUNDS SEMI-ANNUAL REPORT

--------------------------------------------------------------------------------

                                                                       INVERSE
                                                                     S&P 500 FUND                            OTC FUND
----------------------------------------------------------------------------------------------------------------------------------
                                                             PERIOD ENDED         YEAR ENDED       PERIOD ENDED         YEAR ENDED
                                                            SEPTEMBER 30,          MARCH 31,      SEPTEMBER 30,          MARCH 31,
                                                                     2006+              2006               2006+              2006
----------------------------------------------------------------------------------------------------------------------------------
FROM OPERATIONS
Net Investment Income (Loss)                              $    (1,713,248)   $    (2,682,013)   $    (2,352,965)   $    (5,075,913)
Net Realized Gain (Loss) on Investments                        (8,006,793)       (21,038,614)        58,646,832        104,428,478
Net Change in Unrealized Appreciation (Depreciation)
  on Investments                                                  729,517         (8,192,929)       (84,689,120)        25,826,165
----------------------------------------------------------------------------------------------------------------------------------
Net Increase (Decrease) in Net Assets from Operations          (8,990,524)       (31,913,556)       (28,395,253)       125,178,730
----------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM: (NOTE 1)
Net Investment Income
    Investor Class                                                     --         (5,250,255)                --         (3,192,385)
    Advisor Class                                                      --           (572,209)                --            (69,604)
    A-Class                                                            --           (144,298)                --             (8,523)
    C-Class                                                            --           (636,915)                --            (69,305)
    H-Class                                                            --                 --                 --                 --
Realized Gain on Investment
    Investor Class                                                     --                 --                 --                 --
    Advisor Class                                                      --                 --                 --                 --
    A-Class                                                            --                 --                 --                 --
    C-Class                                                            --                 --                 --                 --
    H-Class                                                            --                 --                 --                 --
----------------------------------------------------------------------------------------------------------------------------------
Total Distributions to Shareholders                                    --         (6,603,677)                --         (3,339,817)
==================================================================================================================================

SHARE TRANSACTIONS
PROCEEDS FROM SHARES PURCHASED
    Investor Class                                            628,714,350        845,995,157        371,636,010      1,115,530,088
    Advisor Class                                              86,244,439        192,242,268        137,299,739        234,138,125
    A-Class                                                    18,678,163         19,132,752          2,249,298          2,766,322
    C-Class                                                    51,074,547         75,508,695         29,461,513         69,549,300
    H-Class                                                            --                 --                 --               --
VALUE OF SHARES PURCHASED THROUGH DIVIDEND REINVESTMENT
    Investor Class                                                     --          4,196,538                 --          3,083,904
    Advisor Class                                                      --            500,635                 --             63,938
    A-Class                                                            --            116,511                 --              8,454
    C-Class                                                            --            557,818                 --             64,916
    H-Class                                                            --                 --                 --                 --
COST OF SHARES REDEEMED
    Investor Class                                           (529,844,913)      (816,851,107)      (549,452,936)    (1,144,096,335)
    Advisor Class                                             (97,538,659)      (184,556,305)      (116,142,799)      (228,278,778)
    A-Class                                                    (9,544,139)       (16,679,580)        (2,602,523)        (2,355,979)
    C-Class                                                   (40,013,644)       (76,581,732)       (34,274,733)       (67,299,316)
    H-Class                                                            --                 --                 --                 --
==================================================================================================================================
NET INCREASE (DECREASE) IN NET ASSETS FROM SHARE
  TRANSACTIONS                                                107,770,144         43,581,650       (161,826,431)       (16,825,361)
----------------------------------------------------------------------------------------------------------------------------------
Net Increase (Decrease) in Net Assets                          98,779,620          5,064,417       (190,221,684)       105,013,552
NET ASSETS--BEGINNING OF PERIOD                               423,194,066        418,129,649        942,325,642        837,312,090
==================================================================================================================================
NET ASSETS--END OF PERIOD                                 $   521,973,686    $   423,194,066    $   752,103,958    $   942,325,642
==================================================================================================================================
UNDISTRIBUTED NET INVESTMENT INCOME (LOSS)                $     1,096,953    $     2,810,201    $    (2,352,965)   $            --
==================================================================================================================================

                                                                       INVERSE                               MID-CAP
                                                                       OTC FUND                           ADVANTAGE FUND
----------------------------------------------------------------------------------------------------------------------------------
                                                             PERIOD ENDED         YEAR ENDED       PERIOD ENDED         YEAR ENDED
                                                            SEPTEMBER 30,          MARCH 31,      SEPTEMBER 30,          MARCH 31,
                                                                     2006+              2006               2006+              2006
----------------------------------------------------------------------------------------------------------------------------------
FROM OPERATIONS
Net Investment Income (Loss)                              $      (676,293)   $    (1,125,418)   $       (43,878)   $      (135,206)
Net Realized Gain (Loss) on Investments                        15,883,504        (14,726,982)        (2,144,693)        11,280,982
Net Change in Unrealized Appreciation (Depreciation)
  on Investments                                               (5,574,479)        (9,842,202)        (6,532,099)         5,315,034
----------------------------------------------------------------------------------------------------------------------------------
Net Increase (Decrease) in Net Assets from Operations           9,632,732        (25,694,602)        (8,720,670)        16,460,810
----------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM: (NOTE 1)
Net Investment Income
    Investor Class                                                     --         (2,286,362)                --                 --
    Advisor Class                                                      --           (145,402)                --                 --
    A-Class                                                            --            (31,062)                --                 --
    C-Class                                                            --           (196,818)                --                 --
    H-Class                                                            --                 --                 --                 --
Realized Gain on Investment
    Investor Class                                                     --                 --                 --                 --
    Advisor Class                                                      --                 --                 --                 --
    A-Class                                                            --                 --                 --           (109,079)
    C-Class                                                            --                 --                 --           (227,505)
    H-Class                                                            --                 --                 --           (751,208)
----------------------------------------------------------------------------------------------------------------------------------
Total Distributions to Shareholders                                    --         (2,659,644)                --         (1,087,792)
==================================================================================================================================

SHARE TRANSACTIONS
PROCEEDS FROM SHARES PURCHASED
    Investor Class                                            391,671,365        675,734,722                 --                 --
    Advisor Class                                              50,125,283         48,969,561                 --                 --
    A-Class                                                    14,948,242          5,872,149          2,965,709         46,186,398
    C-Class                                                    33,146,066         60,203,469         29,669,963        106,985,217
    H-Class                                                            --                 --        223,563,039        811,085,500
VALUE OF SHARES PURCHASED THROUGH DIVIDEND REINVESTMENT
    Investor Class                                                     --          1,652,055                 --                 --
    Advisor Class                                                      --            140,822                 --                 --
    A-Class                                                            --             19,809                 --             31,792
    C-Class                                                            --            177,151                 --            217,708
    H-Class                                                            --                 --                 --            725,380
COST OF SHARES REDEEMED
    Investor Class                                           (390,699,631)      (708,129,990)                --                 --
    Advisor Class                                             (45,110,124)       (54,169,513)                --                 --
    A-Class                                                    (9,674,255)        (9,077,950)        (3,940,511)       (42,968,626)
    C-Class                                                   (27,256,442)       (60,009,939)       (37,800,392)      (100,780,875)
    H-Class                                                            --                 --       (243,271,898)      (830,424,070)
==================================================================================================================================
NET INCREASE (DECREASE) IN NET ASSETS FROM SHARE
  TRANSACTIONS                                                 17,150,504        (38,617,654)       (28,814,090)        (8,941,576)
----------------------------------------------------------------------------------------------------------------------------------
Net Increase (Decrease) in Net Assets                          26,783,236        (66,971,900)       (37,534,760)         6,431,442
NET ASSETS--BEGINNING OF PERIOD                               169,766,658        236,738,558         84,667,016         78,235,574
==================================================================================================================================
NET ASSETS--END OF PERIOD                                 $   196,549,894    $   169,766,658    $    47,132,256    $    84,667,016
==================================================================================================================================
UNDISTRIBUTED NET INVESTMENT INCOME (LOSS)                $       408,337    $     1,084,630    $       (43,878)   $            --
==================================================================================================================================

See Notes to Financial Statements.


                                 THE RYDEX SERIES FUNDS SEMI-ANNUAL REPORT | 101

--------------------------------------------------------------------------------

                                                                       INVERSE                           RUSSELL 2000(R)
                                                                     MID-CAP FUND                         ADVANTAGE FUND
----------------------------------------------------------------------------------------------------------------------------------
                                                             PERIOD ENDED         YEAR ENDED       PERIOD ENDED         YEAR ENDED
                                                            SEPTEMBER 30,          MARCH 31,      SEPTEMBER 30,          MARCH 31,
                                                                     2006+              2006               2006+              2006
----------------------------------------------------------------------------------------------------------------------------------
FROM OPERATIONS
Net Investment Income (Loss)                              $       736,814    $       267,788    $        98,713    $       (83,490)
Net Realized Gain (Loss) on Investments                           272,142         (1,492,000)          (246,859)        23,157,165
Net Change in Unrealized Appreciation (Depreciation)
  on Investments                                                 (184,389)          (351,431)       (22,813,686)        20,603,217
----------------------------------------------------------------------------------------------------------------------------------
Net Increase (Decrease) in Net Assets from Operations             824,567         (1,575,643)       (22,961,832)        43,676,892
----------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM: (NOTE 1)
Net Investment Income
    Investor Class                                                     --                 --                 --                 --
    Advisor Class                                                      --                 --                 --                 --
    A-Class                                                            --             (1,301)                --                 --
    C-Class                                                            --            (31,866)                --                 --
    H-Class                                                            --           (149,091)                --                 --
----------------------------------------------------------------------------------------------------------------------------------
Total Distributions to Shareholders                                    --           (182,258)                --                 --
==================================================================================================================================

SHARE TRANSACTIONS
PROCEEDS FROM SHARES PURCHASED
    Investor Class                                                     --                 --                 --                 --
    Advisor Class                                                      --                 --                 --                 --
    A-Class                                                     2,914,554            770,417          1,573,036         30,528,640
    C-Class                                                    20,149,651         17,258,913         30,485,257        201,961,994
    H-Class                                                   160,646,436        249,211,191        582,636,643      2,330,412,471

VALUE OF SHARES PURCHASED THROUGH DIVIDEND REINVESTMENT
    Investor Class                                                     --                 --                 --                 --
    Advisor Class                                                      --                 --                 --                 --
    A-Class                                                            --              1,265                 --                 --
    C-Class                                                            --             28,010                 --                 --
    H-Class                                                            --            134,396                 --                 --

COST OF SHARES REDEEMED
    Investor Class                                                     --                 --                 --                 --
    Advisor Class                                                      --                 --                 --                 --
    A-Class                                                    (2,157,189)          (674,165)        (3,583,376)       (30,054,603)
    C-Class                                                   (16,814,203)       (16,902,821)       (34,838,614)      (197,597,629)
    H-Class                                                  (132,774,351)      (259,430,871)      (671,850,950)    (2,259,824,185)
==================================================================================================================================
NET INCREASE (DECREASE) IN NET ASSETS FROM SHARE
  TRANSACTIONS                                                 31,964,898         (9,603,665)       (95,578,004)        75,426,688
----------------------------------------------------------------------------------------------------------------------------------
Net Increase (Decrease) in Net Assets                          32,789,465        (11,361,566)      (118,539,836)       119,103,580
NET ASSETS--BEGINNING OF PERIOD                                19,782,635         31,144,201        209,442,717         90,339,137
==================================================================================================================================
NET ASSETS--END OF PERIOD                                 $    52,572,100    $    19,782,635    $    90,902,881    $   209,442,717
==================================================================================================================================
UNDISTRIBUTED NET INVESTMENT INCOME                       $       859,483    $       122,669    $        98,713    $            --
==================================================================================================================================

*     SINCE THE COMMENCEMENT OF OPERATIONS: MAY 31, 2006.

+     UNAUDITED

                                              See Notes to Financial Statements.


102 | THE RYDEX SERIES FUNDS SEMI-ANNUAL REPORT

--------------------------------------------------------------------------------

                                                                         RUSSELL 2000(R)            INVERSE
                                                                              FUND            RUSSELL 2000(R) FUND
-----------------------------------------------------------------------------------------------------------------------
                                                                          PERIOD ENDED     PERIOD ENDED      YEAR ENDED
                                                                         SEPTEMBER 30,    SEPTEMBER 30,       MARCH 31,
                                                                                  2006*+           2006+           2006
-----------------------------------------------------------------------------------------------------------------------
FROM OPERATIONS
Net Investment Income (Loss)                                             $      47,097    $   2,399,683   $   1,103,222
Net Realized Gain (Loss) on Investments                                       (783,886)        (214,242)    (10,078,052)
Net Change in Unrealized Appreciation (Depreciation) on Investments            135,776       (2,207,987)     (2,742,654)
-----------------------------------------------------------------------------------------------------------------------
Net Increase (Decrease) in Net Assets from Operations                         (601,013)         (22,546)    (11,717,484)
-----------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM: (NOTE 1)
Net Investment Income
    Investor Class                                                                  --               --              --
    Advisor Class                                                                   --               --              --
    A-Class                                                                         --               --          (6,688)
    C-Class                                                                         --               --         (63,693)
    H-Class                                                                         --               --        (616,316)
-----------------------------------------------------------------------------------------------------------------------
Total Distributions to Shareholders                                                 --               --        (686,697)
=======================================================================================================================

SHARE TRANSACTIONS
PROCEEDS FROM SHARES PURCHASED
    Investor Class                                                                  --               --              --
    Advisor Class                                                                   --               --              --
    A-Class                                                                     74,832       31,711,865      14,621,450
    C-Class                                                                  4,614,928       34,969,732      53,985,719
    H-Class                                                                 42,707,102      553,680,198     747,684,697

VALUE OF SHARES PURCHASED THROUGH DIVIDEND REINVESTMENT
    Investor Class                                                                  --               --              --
    Advisor Class                                                                   --               --              --
    A-Class                                                                         --               --           4,765
    C-Class                                                                         --               --          43,760
    H-Class                                                                         --               --         541,952

COST OF SHARES REDEEMED
    Investor Class                                                                  --               --              --
    Advisor Class                                                                   --               --              --
    A-Class                                                                    (43,733)      (4,960,485)    (13,085,276)
    C-Class                                                                 (1,135,622)     (20,898,767)    (53,941,848)
    H-Class                                                                (35,834,879)    (481,422,003)   (732,206,379)
=======================================================================================================================
NET INCREASE (DECREASE) IN NET ASSETS FROM SHARE TRANSACTIONS               10,382,628      113,080,540      17,648,840
-----------------------------------------------------------------------------------------------------------------------
Net Increase (Decrease) in Net Assets                                        9,781,615      113,057,994       5,244,659
NET ASSETS--BEGINNING OF PERIOD                                                     --       56,430,796      51,186,137
=======================================================================================================================
NET ASSETS--END OF PERIOD                                                $   9,781,615    $ 169,488,790   $  56,430,796
=======================================================================================================================
UNDISTRIBUTED NET INVESTMENT INCOME                                      $      47,097    $   2,819,103   $     419,420
=======================================================================================================================

                                                                 GOVERNMENT LONG BOND                   INVERSE GOVERNMENT
                                                                    ADVANTAGE FUND                        LONG BOND FUND
----------------------------------------------------------------------------------------------------------------------------------
                                                             PERIOD ENDED         YEAR ENDED       PERIOD ENDED         YEAR ENDED
                                                            SEPTEMBER 30,          MARCH 31,      SEPTEMBER 30,          MARCH 31,
                                                                     2006+              2006               2006+              2006
----------------------------------------------------------------------------------------------------------------------------------
FROM OPERATIONS
Net Investment Income (Loss)                              $     2,370,194    $     3,861,800    $    (5,435,600)   $   (16,070,650)
Net Realized Gain (Loss) on Investments                          (182,181)           687,562            540,167       (214,541,087)
Net Change in Unrealized Appreciation (Depreciation)
  on Investments                                               12,103,795         (8,751,213)         3,096,533        235,783,809
----------------------------------------------------------------------------------------------------------------------------------
Net Increase (Decrease) in Net Assets from Operations          14,291,808         (4,201,851)        (1,798,900)         5,172,072
----------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM: (NOTE 1)
Net Investment Income
    Investor Class                                             (1,405,990)        (1,380,177)                --                 --
    Advisor Class                                                (665,771)        (2,185,482)                --                 --
    A-Class                                                      (119,636)           (38,187)                --                 --
    C-Class                                                      (178,794)          (255,827)                --                 --
    H-Class                                                            --                 --                 --                 --
----------------------------------------------------------------------------------------------------------------------------------
Total Distributions to Shareholders                           (2,370,191)         (3,859,673)                --                 --
==================================================================================================================================

SHARE TRANSACTIONS
PROCEEDS FROM SHARES PURCHASED
    Investor Class                                            465,807,040        676,151,203        390,987,285      1,082,711,749
    Advisor Class                                           1,008,281,344      1,393,454,965         67,670,920        296,689,441
    A-Class                                                    11,031,130          5,347,730         23,664,637         48,738,930
    C-Class                                                    29,643,719        103,129,103         32,036,593        140,633,685
    H-Class                                                            --                 --                 --                 --

VALUE OF SHARES PURCHASED THROUGH DIVIDEND REINVESTMENT
    Investor Class                                              1,333,311          1,246,558                 --                 --
    Advisor Class                                                 665,771          2,174,627                 --                 --
    A-Class                                                        34,788             19,509                 --                 --
    C-Class                                                       129,590            239,221                 --                 --
    H-Class                                                            --                 --                 --                 --

COST OF SHARES REDEEMED
    Investor Class                                           (395,090,252)      (666,859,256)      (713,676,507     (1,789,673,369)
    Advisor Class                                          (1,007,763,279)    (1,423,175,700)      (113,497,066)      (428,087,534)
    A-Class                                                    (4,618,487)        (5,605,967)       (54,855,442)      (105,237,928)
    C-Class                                                   (22,818,525)      (106,824,692)      (247,057,890)      (499,279,551)
    H-Class                                                            --                 --                 --                 --
==================================================================================================================================
NET INCREASE (DECREASE) IN NET ASSETS FROM SHARE
  TRANSACTIONS                                                 86,636,150        (20,702,699)      (614,727,470)    (1,253,504,577)
----------------------------------------------------------------------------------------------------------------------------------
Net Increase (Decrease) in Net Assets                          98,557,767        (28,764,223)      (616,526,370)    (1,248,332,505)
NET ASSETS--BEGINNING OF PERIOD                                63,218,872         91,983,095      1,526,675,538      2,775,008,043
==================================================================================================================================
NET ASSETS--END OF PERIOD                                 $   161,776,639    $    63,218,872    $   910,149,168    $ 1,526,675,538
==================================================================================================================================
UNDISTRIBUTED NET INVESTMENT INCOME                       $       183,622    $       183,619    $     2,389,536    $     7,825,136
==================================================================================================================================

See Notes to Financial Statements.


                                 THE RYDEX SERIES FUNDS SEMI-ANNUAL REPORT | 103

--------------------------------------------------------------------------------

                                                                        EUROPE                                JAPAN
                                                                    ADVANTAGE FUND                        ADVANTAGE FUND
----------------------------------------------------------------------------------------------------------------------------------
                                                             PERIOD ENDED         YEAR ENDED       PERIOD ENDED         YEAR ENDED
                                                            SEPTEMBER 30,          MARCH 31,      SEPTEMBER 30,          MARCH 31,
                                                                     2006+              2006               2006+              2006
----------------------------------------------------------------------------------------------------------------------------------
FROM OPERATIONS
Net Investment Income (Loss)                              $     1,109,788    $       642,598    $     1,343,969    $     1,855,974
Net Realized Gain (Loss) on Investments                           (88,298)        (3,240,646)        (8,879,877)        20,960,578
Net Change in Unrealized Appreciation (Depreciation)
  on Investments                                                 (951,679)         8,214,837         (4,864,473)         7,875,689
----------------------------------------------------------------------------------------------------------------------------------
Net Increase (Decrease) in Net Assets from Operations              69,811          5,616,789        (12,400,381)        30,692,241
----------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM: (NOTE 1)
Net Investment Income
   A-Class                                                             --                 --                 --                 --
   C-Class                                                             --                 --                 --                 --
   H-Class                                                             --                 --                 --                 --
Realized Gain on Investment
   A-Class                                                             --            (31,490)                --                 --
   C-Class                                                             --            (72,864)                --                 --
   H-Class                                                             --           (640,580)                --                 --
----------------------------------------------------------------------------------------------------------------------------------
Total Distributions to Shareholders                                    --           (744,934)                --                 --
==================================================================================================================================

SHARE TRANSACTIONS
PROCEEDS FROM SHARES PURCHASED
   A-Class                                                      4,628,123          5,809,082          4,947,143         12,798,304
   C-Class                                                     53,064,994         69,823,329         23,502,319         38,447,864
   H-Class                                                    346,414,695        378,405,617        353,040,404        731,956,788

VALUE OF SHARES PURCHASED THROUGH DIVIDEND REINVESTMENT
   A-Class                                                             --             20,432                 --                 --
   C-Class                                                             --             68,263                 --                 --
   H-Class                                                             --            602,902                 --                 --

COST OF SHARES REDEEMED
   A-Class                                                     (2,804,933)        (4,800,570)        (3,629,267)       (10,022,225)
   C-Class                                                    (50,920,051)       (67,768,440)       (28,154,207)       (30,888,838)
   H-Class                                                   (315,926,795)      (399,739,338)      (415,044,058)      (683,208,245)
==================================================================================================================================
NET INCREASE (DECREASE) IN NET ASSETS FROM SHARE
  TRANSACTIONS                                                 34,456,033        (17,578,723)       (65,337,666)        59,083,648
----------------------------------------------------------------------------------------------------------------------------------
Net Increase (Decrease) in Net Assets                          34,525,844        (12,706,868)       (77,738,047)        89,775,889
NET ASSETS--BEGINNING OF PERIOD                                56,146,922         68,853,790        128,409,055         38,633,166
==================================================================================================================================
NET ASSETS--END OF PERIOD                                 $    90,672,766    $    56,146,922    $    50,671,008    $   128,409,055
==================================================================================================================================
UNDISTRIBUTED NET INVESTMENT INCOME (LOSS)                $     1,752,386    $       642,598    $     3,199,943    $     1,855,974
==================================================================================================================================

+     UNAUDITED

                                              See Notes to Financial Statements.


104 | THE RYDEX SERIES FUNDS SEMI-ANNUAL REPORT

--------------------------------------------------------------------------------

                                                                      SMALL-CAP                              MID-CAP
                                                                      VALUE FUND                            VALUE FUND
----------------------------------------------------------------------------------------------------------------------------------
                                                             PERIOD ENDED         YEAR ENDED       PERIOD ENDED         YEAR ENDED
                                                            SEPTEMBER 30,          MARCH 31,      SEPTEMBER 30,          MARCH 31,
                                                                     2006+              2006               2006+              2006
----------------------------------------------------------------------------------------------------------------------------------
FROM OPERATIONS
Net Investment Income (Loss)                              $        50,192    $        70,733    $       244,385    $       204,411
Net Realized Gain (Loss) on Investments                           708,180          6,141,711             45,071         14,337,674
Net Change in Unrealized Appreciation (Depreciation)
  on Investments                                               (8,341,614)         2,738,151           (773,322)        (4,779,148)
----------------------------------------------------------------------------------------------------------------------------------
Net Increase (Decrease) in Net Assets from Operations          (7,583,242)         8,950,595           (483,866)         9,762,937
----------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM: (NOTE 1)
Net Investment Income
   A-Class                                                             --                 --                 --                (90)
   C-Class                                                             --                 --                 --               (871)
   H-Class                                                             --                 --                 --             (9,433)
Realized Gain on Investment
   A-Class                                                             --             (7,180)                --             (4,159)
   C-Class                                                             --            (60,392)                --            (40,240)
   H-Class                                                             --           (803,658)                --           (435,700)
----------------------------------------------------------------------------------------------------------------------------------
Total Distributions to Shareholders                                    --           (871,230)                --           (490,493)
==================================================================================================================================

SHARE TRANSACTIONS
PROCEEDS FROM SHARES PURCHASED
   A-Class                                                      3,917,424         13,541,282          3,205,447          3,865,281
   C-Class                                                     97,317,015        153,513,441          8,486,738         84,655,088
   H-Class                                                    171,676,625        597,522,929        164,730,776        575,823,029

VALUE OF SHARES PURCHASED THROUGH DIVIDEND REINVESTMENT
   A-Class                                                             --              1,823                 --              1,703
   C-Class                                                             --             59,901                 --             40,372
   H-Class                                                             --            780,717                 --            437,509

COST OF SHARES REDEEMED
   A-Class                                                     (2,992,960)       (14,123,926)        (3,287,311)        (2,958,343)
   C-Class                                                    (99,495,798)      (148,570,668)       (10,154,274)       (86,925,166)
   H-Class                                                   (224,579,583)      (577,825,036)      (171,602,412)      (668,923,822)
==================================================================================================================================
NET INCREASE (DECREASE) IN NET ASSETS FROM SHARE
  TRANSACTIONS                                                (54,157,277)        24,900,463         (8,621,036)       (93,984,349)
----------------------------------------------------------------------------------------------------------------------------------
Net Increase (Decrease) in Net Assets                         (61,740,519)        32,979,828         (9,104,902)       (84,711,905)
NET ASSETS--BEGINNING OF PERIOD                               121,561,550         88,581,722         40,091,094        124,802,999
==================================================================================================================================
NET ASSETS--END OF PERIOD                                 $    59,821,031    $   121,561,550    $    30,986,192    $    40,091,094
==================================================================================================================================
UNDISTRIBUTED NET INVESTMENT INCOME (LOSS)                $        50,192    $            --    $       244,385    $            --
==================================================================================================================================

                                                                      LARGE-CAP                             SMALL-CAP
                                                                      VALUE FUND                           GROWTH FUND
----------------------------------------------------------------------------------------------------------------------------------
                                                             PERIOD ENDED         YEAR ENDED       PERIOD ENDED         YEAR ENDED
                                                            SEPTEMBER 30,          MARCH 31,      SEPTEMBER 30,          MARCH 31,
                                                                     2006+              2006               2006+              2006
----------------------------------------------------------------------------------------------------------------------------------
FROM OPERATIONS
Net Investment Income (Loss)                              $       620,126    $       411,202    $      (190,161)   $      (497,918)
Net Realized Gain (Loss) on Investments                        (5,378,199)         2,255,312            731,847          2,120,121
Net Change in Unrealized Appreciation (Depreciation)
on Investments                                                 12,844,507            972,098         (4,420,901)         3,243,300
----------------------------------------------------------------------------------------------------------------------------------
Net Increase (Decrease) in Net Assets from Operations           8,086,434          3,638,612         (3,879,215)         4,865,503
----------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM: (NOTE 1)
Net Investment Income
   A-Class                                                             --                 --                 --                 --
   C-Class                                                             --                 --                 --                 --
   H-Class                                                             --                 --                 --                 --
Realized Gain on Investment
   A-Class                                                             --            (13,790)                --             (8,946)
   C-Class                                                             --            (90,835)                --           (111,385)
   H-Class                                                             --           (622,223)                --         (1,815,221)
----------------------------------------------------------------------------------------------------------------------------------
Total Distributions to Shareholders                                    --           (726,848)                --         (1,935,552)
==================================================================================================================================

SHARE TRANSACTIONS
PROCEEDS FROM SHARES PURCHASED
   A-Class                                                      2,584,033          4,419,527          1,550,559          5,970,174
   C-Class                                                    167,766,809        275,576,847         17,711,000        101,801,723
   H-Class                                                    480,890,326        467,474,814         83,657,624        638,040,933

VALUE OF SHARES PURCHASED THROUGH DIVIDEND REINVESTMENT
   A-Class                                                             --              2,394                 --              8,819
   C-Class                                                             --             88,399                 --            111,292
   H-Class                                                             --            606,934                 --          1,773,462

COST OF SHARES REDEEMED
   A-Class                                                     (1,919,445)        (4,042,549)        (1,658,496)        (5,365,219)
   C-Class                                                   (169,009,924)      (276,257,759)       (21,547,033)       (99,782,182)
   H-Class                                                   (379,060,168)      (439,539,568)      (123,346,060)      (594,016,548)
==================================================================================================================================
NET INCREASE (DECREASE) IN NET ASSETS FROM SHARE
  TRANSACTIONS                                                101,251,631         28,329,039        (43,632,406)        48,542,454
----------------------------------------------------------------------------------------------------------------------------------
Net Increase (Decrease) in Net Assets                         109,338,065         31,240,803        (47,511,621)        51,472,405
NET ASSETS--BEGINNING OF PERIOD                                61,061,210         29,820,407         80,404,382         28,931,977
==================================================================================================================================
NET ASSETS--END OF PERIOD                                 $   170,399,275    $    61,061,210    $    32,892,761    $    80,404,382
==================================================================================================================================
UNDISTRIBUTED NET INVESTMENT INCOME (LOSS)                $       620,126    $            --    $      (190,161)   $            --
==================================================================================================================================

See Notes to Financial Statements.


                                 THE RYDEX SERIES FUNDS SEMI-ANNUAL REPORT | 105

STATEMENTS OF CHANGES IN NET ASSETS  (CONCLUDED)
--------------------------------------------------------------------------------

                                                                       MID-CAP                               LARGE-CAP
                                                                     GROWTH FUND                            GROWTH FUND
----------------------------------------------------------------------------------------------------------------------------------
                                                             PERIOD ENDED         YEAR ENDED       PERIOD ENDED         YEAR ENDED
                                                            SEPTEMBER 30,          MARCH 31,      SEPTEMBER 30,          MARCH 31,
                                                                     2006+              2006               2006+              2006
----------------------------------------------------------------------------------------------------------------------------------
FROM OPERATIONS
Net Investment Income (Loss)                              $      (133,214)   $      (522,159)   $      (144,356)   $      (164,712)
Net Realized Gain (Loss) on Investments                         3,126,119         11,165,161         (1,915,425)          (656,400)
Net Change in Unrealized Appreciation (Depreciation)
  on Investments                                               (6,819,324)         6,053,506          1,240,477          1,286,644
----------------------------------------------------------------------------------------------------------------------------------
Net Increase (Decrease) in Net Assets from Operations          (3,826,419)        16,696,508           (819,304)           465,532
----------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM: (NOTE 1)
Net Investment Income
   Investor Class                                                      --                 --                 --                 --
   Advisor Class                                                       --                 --                 --                 --
   A-Class                                                             --                 --                 --                 --
   C-Class                                                             --                 --                 --                 --
   H-Class                                                             --                 --                 --                 --
Realized Gain on Investment
   Investor Class                                                      --                 --                 --                 --
   Advisor Class                                                       --                 --                 --                 --
   A-Class                                                             --             (3,249)                --               (519)
   C-Class                                                             --            (32,454)                --            (29,600)
   H-Class                                                             --           (599,853)                --            (41,534)
----------------------------------------------------------------------------------------------------------------------------------
Total Distributions to Shareholders                                    --           (635,556)                --            (71,653)
==================================================================================================================================

SHARE TRANSACTIONS
PROCEEDS FROM SHARES PURCHASED
   Investor Class                                                      --                 --                 --                 --
   Advisor Class                                                       --                 --                 --                 --
   A-Class                                                      5,147,650          5,801,197          2,393,073          5,626,821
   C-Class                                                      7,773,930         44,747,648         64,817,659        252,511,122
   H-Class                                                     60,434,163        513,177,835        171,007,843        317,579,358

VALUE OF SHARES PURCHASED THROUGH DIVIDEND REINVESTMENT
   Investor Class                                                      --                 --                 --                 --
   Advisor Class                                                       --                 --                 --                 --
   A-Class                                                             --              3,044                 --                399
   C-Class                                                             --             31,627                 --             29,566
   H-Class                                                             --            592,285                 --             39,820

COST OF SHARES REDEEMED
   Investor Class                                                      --                 --                 --                 --
   Advisor Class                                                       --                 --                 --                 --
   A-Class                                                     (4,990,464)        (5,080,905)        (1,707,434)        (4,782,363)
   C-Class                                                     (8,362,998)       (44,071,769)       (55,987,683)      (266,451,515)
   H-Class                                                    (90,017,867)      (504,138,775)      (137,996,885)      (298,065,610)
==================================================================================================================================
NET INCREASE (DECREASE) IN NET ASSETS FROM SHARE
  TRANSACTIONS                                                (30,015,586)        11,062,187         42,526,573          6,487,598
----------------------------------------------------------------------------------------------------------------------------------
Net Increase (Decrease) in Net Assets                         (33,842,005)        27,123,139         41,707,269          6,881,477
NET ASSETS--BEGINNING OF PERIOD                                53,723,219         26,600,080         38,420,454         31,538,977
==================================================================================================================================
NET ASSETS--END OF PERIOD                                 $    19,881,214    $    53,723,219    $    80,127,723    $    38,420,454
==================================================================================================================================
UNDISTRIBUTED NET INVESTMENT INCOME (LOSS)                $      (133,214)   $            --    $      (144,356)   $            --
==================================================================================================================================

*     SINCE THE COMMENCEMENT OF OPERATIONS: MAY 25, 2005.

+     UNAUDITED

                                              See Notes to Financial Statements.


106 | THE RYDEX SERIES FUNDS SEMI-ANNUAL REPORT

--------------------------------------------------------------------------------

                                                                DYNAMIC STRENGTHENING                   DYNAMIC WEAKENING
                                                                     DOLLAR FUND                           DOLLAR FUND
----------------------------------------------------------------------------------------------------------------------------------
                                                             PERIOD ENDED       PERIOD ENDED       PERIOD ENDED       PERIOD ENDED
                                                            SEPTEMBER 30,          MARCH 31,      SEPTEMBER 30,          MARCH 31,
                                                                     2006+              2006*              2006+              2006*
----------------------------------------------------------------------------------------------------------------------------------
FROM OPERATIONS
Net Investment Income (Loss)                              $       374,633    $       214,226    $     2,275,937    $       516,832
Net Realized Gain (Loss) on Investments                        (1,474,248)        (1,441,899)         5,872,505         (4,354,007)
Net Change in Unrealized Appreciation (Depreciation)
  on Investments                                                  412,001            119,483         (6,347,451)         1,910,309
----------------------------------------------------------------------------------------------------------------------------------
Net Increase (Decrease) in Net Assets from Operations            (687,614)        (1,108,190)         1,800,991         (1,926,866)
----------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM: (NOTE 1)
Net Investment Income
   Investor Class                                                      --                 --                 --                 --
   Advisor Class                                                       --                 --                 --                 --
   A-Class                                                             --               (506)                --             (9,955)
   C-Class                                                             --             (3,782)                --            (12,618)
   H-Class                                                             --            (44,901)                --           (162,365)
Realized Gain on Investment
   Investor Class                                                      --                 --                 --                 --
   Advisor Class                                                       --                 --                 --                 --
   A-Class                                                             --                 --                 --                 --
   C-Class                                                             --                 --                 --                 --
   H-Class                                                             --                 --                 --                 --
----------------------------------------------------------------------------------------------------------------------------------
Total Distributions to Shareholders                                    --            (49,189)                --           (184,938)
==================================================================================================================================

SHARE TRANSACTIONS
PROCEEDS FROM SHARES PURCHASED
   Investor Class                                                      --                 --                 --                 --
   Advisor Class                                                       --                 --                 --                 --
   A-Class                                                      1,308,265            992,045         18,053,295          3,959,866
   C-Class                                                     11,239,829          8,667,647         14,201,271          9,819,669
   H-Class                                                    148,125,200        205,734,257        299,214,535        202,663,781

VALUE OF SHARES PURCHASED THROUGH DIVIDEND REINVESTMENT
   Investor Class                                                      --                 --                 --                 --
   Advisor Class                                                       --                 --                 --                 --
   A-Class                                                             --                506                 --              8,044
   C-Class                                                             --              3,557                 --             12,537
   H-Class                                                             --             41,934                 --            149,875

COST OF SHARES REDEEMED
   Investor Class                                                      --                 --                 --                 --
   Advisor Class                                                       --                 --                 --                 --
   A-Class                                                       (913,005)          (871,405)        (9,050,106)          (958,514)
   C-Class                                                     (9,367,801)        (7,884,080)        (4,977,421)        (5,791,974)
   H-Class                                                   (130,773,748)      (197,396,426)      (220,477,606)      (149,136,689)
==================================================================================================================================
NET INCREASE (DECREASE) IN NET ASSETS FROM SHARE
  TRANSACTIONS                                                 19,618,740          9,288,035         96,963,968         60,726,595
----------------------------------------------------------------------------------------------------------------------------------
Net Increase (Decrease) in Net Assets                          18,931,126          8,130,656         98,764,959         58,614,791
NET ASSETS--BEGINNING OF PERIOD                                 8,130,656                 --         58,614,791                 --
==================================================================================================================================
NET ASSETS--END OF PERIOD                                 $    27,061,782    $     8,130,656    $   157,379,750    $    58,614,791
==================================================================================================================================
UNDISTRIBUTED NET INVESTMENT INCOME (LOSS)                $      (658,583)   $    (1,033,216)   $    (1,732,056)   $    (4,007,993)
==================================================================================================================================

                                                                    U.S. GOVERNMENT
                                                                   MONEY MARKET FUND
----------------------------------------------------------------------------------------------
                                                              PERIOD ENDED          YEAR ENDED
                                                             SEPTEMBER 30,           MARCH 31,
                                                                      2006+               2006
----------------------------------------------------------------------------------------------
FROM OPERATIONS
Net Investment Income (Loss)                              $     27,567,656    $     37,165,132
Net Realized Gain (Loss) on Investments                                 --              (7,014)
Net Change in Unrealized Appreciation (Depreciation)
on Investments                                                          --                  --
----------------------------------------------------------------------------------------------
Net Increase (Decrease) in Net Assets from Operations           27,567,656          37,158,118
----------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM: (NOTE 1)
Net Investment Income
   Investor Class                                              (21,323,622)        (30,220,373)
   Advisor Class                                                (3,839,965)         (4,053,830)
   A-Class                                                        (256,155)           (338,428)
   C-Class                                                      (2,147,914)         (2,552,501)
   H-Class                                                              --                  --
Realized Gain on Investment
   Investor Class                                                       --                  --
   Advisor Class                                                        --                  --
   A-Class                                                              --                  --
   C-Class                                                              --                  --
   H-Class                                                              --                  --
----------------------------------------------------------------------------------------------
Total Distributions to Shareholders                            (27,567,656)        (37,165,132)
==============================================================================================

SHARE TRANSACTIONS
PROCEEDS FROM SHARES PURCHASED
   Investor Class                                            8,900,575,560      18,360,372,731
   Advisor Class                                             1,629,617,864       2,927,374,399
   A-Class                                                      35,777,954          89,972,004
   C-Class                                                     846,475,228       2,268,195,735
   H-Class                                                              --                  --

VALUE OF SHARES PURCHASED THROUGH DIVIDEND REINVESTMENT
   Investor Class                                               21,007,446          29,752,455
   Advisor Class                                                 3,810,033           3,987,098
   A-Class                                                         240,606             197,533
   C-Class                                                       1,784,511           2,402,985
   H-Class                                                              --                  --

COST OF SHARES REDEEMED
   Investor Class                                           (8,832,518,730)    (18,611,041,219)
   Advisor Class                                            (1,638,939,809)     (3,025,421,814)
   A-Class                                                     (37,725,701)        (83,180,177)
   C-Class                                                    (865,886,037)     (2,295,221,007)
   H-Class                                                              --                  --
==============================================================================================
NET INCREASE (DECREASE) IN NET ASSETS FROM SHARE
  TRANSACTIONS                                                  64,218,925        (332,609,277)
----------------------------------------------------------------------------------------------
Net Increase (Decrease) in Net Assets                           64,218,925        (332,616,291)
NET ASSETS--BEGINNING OF PERIOD                              1,272,285,948       1,604,902,239
==============================================================================================
NET ASSETS--END OF PERIOD                                 $  1,336,504,873    $  1,272,285,948
==============================================================================================
UNDISTRIBUTED NET INVESTMENT INCOME (LOSS)                $             --    $             --
==============================================================================================

See Notes to Financial Statements.


                                 THE RYDEX SERIES FUNDS SEMI-ANNUAL REPORT | 107

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

This table is presented to show selected data for a share outstanding throughout each period, and to assist shareholders in evaluating a Fund's performance for the periods presented.

                                                   NET REALIZED    NET INCREASE
                           NET ASSET     NET           AND          (DECREASE)     DISTRIBUTIONS  DISTRIBUTIONS
                             VALUE,   INVESTMENT    UNREALIZED     IN NET ASSET      FROM NET       FROM NET
                           BEGINNING    INCOME    GAINS (LOSSES)  VALUE RESULTING   INVESTMENT      REALIZED         TOTAL
                           OF PERIOD   (LOSS)+    ON SECURITIES   FROM OPERATIONS     INCOME      CAPITAL GAINS  DISTRIBUTIONS
------------------------------------------------------------------------------------------------------------------------------
NOVA FUND INVESTOR CLASS
   SEPTEMBER 30, 2006@      $ 28.89    $ (.07)      $    1.15        $   1.08         $    --       $    --         $   --
   March 31, 2006             25.96      (.12)           3.90            3.78            (.85)           --           (.85)
   March 31, 2005             24.12      (.11)           1.95            1.84              --            --             --
   March 31, 2004             15.54       .07            8.51            8.58              --            --             --
   March 31, 2003             25.56       .08          (10.10)         (10.02)             --            --             --
   March 31, 2002             26.85       .12           (1.28)          (1.16)           (.13)           --           (.13)

NOVA FUND ADVISOR CLASS
   SEPTEMBER 30, 2006@        27.73      (.13)           1.10             .97              --            --             --
   March 31, 2006             25.08      (.25)           3.75            3.50            (.85)           --           (.85)
   March 31, 2005             23.42      (.23)           1.89            1.66              --            --             --
   March 31, 2004             15.17      (.05)           8.30            8.25              --            --             --
   March 31, 2003             25.11      (.03)          (9.91)          (9.94)             --            --             --
   March 31, 2002             26.52      (.01)          (1.27)          (1.28)           (.13)           --           (.13)

NOVA FUND A-CLASS
   SEPTEMBER 30, 2006@        27.87      (.10)           1.10            1.00              --            --             --
   March 31, 2006             25.15      (.19)           3.76            3.57            (.85)           --           (.85)
   March 31, 2005             23.42      (.17)           1.90            1.73              --            --             --
   March 31, 2004*            23.42        --              --              --              --            --             --

NOVA FUND C-CLASS
   SEPTEMBER 30, 2006@        27.39      (.20)           1.08             .88              --            --             --
   March 31, 2006             24.89      (.38)           3.73            3.35            (.85)           --           (.85)
   March 31, 2005             23.36      (.35)           1.88            1.53              --            --             --
   March 31, 2004             15.20      (.12)           8.28            8.16              --            --             --
   March 31, 2003             25.28      (.08)         (10.00)         (10.08)             --            --             --
   March 31, 2002             26.84      (.18)          (1.25)          (1.43)           (.13)           --           (.13)

S&P 500 FUND A-CLASS
   SEPTEMBER 30, 2006*@       25.00       .10            1.10            1.20              --            --             --

S&P 500 FUND C-CLASS
   SEPTEMBER 30, 2006*@       25.00       .08            1.06            1.14              --            --             --

S&P 500 FUND H-CLASS
   SEPTEMBER 30, 2006*@       25.00       .10            1.09            1.19              --            --             --

INVERSE S&P 500 FUND INVESTOR CLASS
   SEPTEMBER 30, 2006@         8.06      (.02)           (.01)           (.03)             --            --             --
   March 31, 2006              8.69      (.04)           (.47)           (.51)           (.12)           --           (.12)
   March 31, 2005              9.17      (.04)           (.44)           (.48)             --            --             --
   March 31, 2004             13.06      (.04)          (3.45)          (3.49)             --          (.40)          (.40)
   March 31, 2003             10.45       .01            2.67            2.68            (.07)           --           (.07)
   March 31, 2002             10.43       .16            (.10)            .06            (.04)           --           (.04)

                                                                                   RATIOS TO
                                                                               AVERAGE NET ASSETS:
                                                                      ----------------------------------

                                NET INCREASE   NET ASSET                                          NET                 NET ASSETS,
                                (DECREASE) IN   VALUE,       TOTAL                            INVESTMENT  PORTFOLIO     END OF
                                  NET ASSET     END OF    INVESTMENT    GROSS        NET        INCOME    TURNOVER   PERIOD (000'S
                                    VALUE       PERIOD      RETURN     EXPENSES   EXPENSES      (LOSS)     RATE***     OMITTED)
----------------------------------------------------------------------------------------------------------------------------------
NOVA FUND INVESTOR CLASS
   SEPTEMBER 30, 2006@             $  1.08      $29.97       3.74%    1.26%**++   1.26%**++    (0.49)%**      76%     $ 110,206
   March 31, 2006                     2.93       28.89      14.68%    1.35%++     1.23%++      (0.45)%       192%       139,786
   March 31, 2005                     1.84       25.96       7.63%    1.21%++     1.21%++      (0.44)%       388%       175,042
   March 31, 2004                     8.58       24.12      55.25%    1.25%++     1.25%++       0.35%        540%       187,051
   March 31, 2003                   (10.02)      15.54     (39.20)%   1.27%++     1.27%++       0.44%        603%       130,951
   March 31, 2002                    (1.29)      25.56      (4.36)%   1.16%++     1.16%++       0.44%        401%       222,251

NOVA FUND ADVISOR CLASS
   SEPTEMBER 30, 2006@                 .97       28.70       3.50%    1.75%**++   1.75%**++    (0.98)%**      76%        39,639
   March 31, 2006                     2.65       27.73      14.07%    1.85%++     1.74%++      (0.96)%       192%        41,002
   March 31, 2005                     1.66       25.08       7.09%    1.71%++     1.71%++      (0.94)%       388%        52,642
   March 31, 2004                     8.25       23.42      54.42%    1.74%++     1.74%++      (0.24)%       540%        46,405
   March 31, 2003                    (9.94)      15.17     (39.59)%   1.77%++     1.77%++      (0.17)%       603%        27,130
   March 31, 2002                    (1.41)      25.11      (4.87)%   1.55%++     1.55%++      (0.02)%       401%        59,375

NOVA FUND A-CLASS
   SEPTEMBER 30, 2006@                1.00       28.87       3.59%    1.50%**++   1.50%**++    (0.73)%**      76%        18,671
   March 31, 2006                     2.72       27.87      14.32%    1.60%++     1.49%++      (0.71)%       192%        29,315
   March 31, 2005                     1.73       25.15       7.39%    1.45%++     1.45%++      (0.68)%       388%        18,463
   March 31, 2004*                      --       23.42       0.00%    0.00%**++#  0.00%**++#    0.00%**      540%             1

NOVA FUND C-CLASS
   SEPTEMBER 30, 2006@                 .88       28.27       3.21%    2.25%**++   2.25%**++    (1.48)%**      76%        44,222
   March 31, 2006                     2.50       27.39      13.58%    2.35%++     2.24%++      (1.46)%       192%        50,131
   March 31, 2005                     1.53       24.89       6.55%    2.21%++     2.21%++      (1.44)%       388%        49,464
   March 31, 2004                     8.16       23.36      53.72%    2.26%++     2.26%++      (0.56)%       540%        32,710
   March 31, 2003                   (10.08)      15.20     (39.87)%   2.28%++     2.28%++      (0.46)%       603%        12,627
   March 31, 2002                    (1.56)      25.28      (5.37)%   2.27%++     2.27%++      (0.72)%       401%        10,355

S&P 500 FUND A-CLASS
   SEPTEMBER 30, 2006*@               1.20       26.20       4.80%    1.58%**     1.58%**       1.14%         23%           843

S&P 500 FUND C-CLASS
   SEPTEMBER 30, 2006*@               1.14       26.14       4.56%    2.31%**     2.31%**       0.93%         23%         2,739

S&P 500 FUND H-CLASS
   SEPTEMBER 30, 2006*@               1.19       26.19       4.76%    1.55%**     1.55%**       1.23%**       23%        10,423

INVERSE S&P 500 FUND INVESTOR CLASS
   SEPTEMBER 30, 2006@                (.03)       8.03      (0.37)%   1.39%**++   1.39%**++    (0.47)%**      --        421,740
   March 31, 2006                     (.63)       8.06      (5.84)%   1.41%++     1.38%++      (0.45)%        --        329,785
   March 31, 2005                     (.48)       8.69      (5.23)%   1.38%++     1.38%++      (0.46)%        --        326,085
   March 31, 2004                    (3.89)       9.17     (26.90)%   1.38%++     1.38%++      (0.37)%        --        353,496
   March 31, 2003                     2.61       13.06      25.65%    1.41%++     1.41%++       0.06%         --        471,600
   March 31, 2002                      .02       10.45       0.60%    1.31%++     1.31%++       1.56%         --        214,498

  * SINCE THE COMMENCEMENT OF OPERATIONS: MARCH 31, 2004--NOVA FUND A-CLASS; MAY 31, 2006--S&P 500 FUND A-CLASS, C-CLASS, AND H-CLASS.

 **   ANNUALIZED.

*** PORTFOLIO TURNOVER RATE IS CALCULATED WITHOUT REGARD TO SHORT-TERM SECURITIES HAVING A MATURITY OF LESS THAN ONE YEAR.

  +   CALCULATED USING THE AVERAGE DAILY SHARES OUTSTANDING FOR THE PERIOD.

 ++ RATIOS TO AVERAGE NET ASSETS INCLUDE EXPENSES OF THE CORRESPONDING MASTER PORTFOLIO.

  # EXPENSE RATIOS FOR THE PERIOD ENDED MARCH 31, 2004 ARE CALCULATED FOR ONE DAY ONLY AND ARE NOT INDICATIVE OF FUTURE CLASS PERFORMANCE.

  @   UNAUDITED.


108 | THE RYDEX SERIES FUNDS SEMI-ANNUAL REPORT

--------------------------------------------------------------------------------

This table is presented to show selected data for a share outstanding throughout each period, and to assist shareholders in evaluating a Fund's performance for the periods presented.

                                                   NET REALIZED    NET INCREASE
                           NET ASSET     NET           AND          (DECREASE)     DISTRIBUTIONS  DISTRIBUTIONS
                             VALUE,   INVESTMENT    UNREALIZED     IN NET ASSET      FROM NET       FROM NET
                           BEGINNING    INCOME    GAINS (LOSSES)  VALUE RESULTING   INVESTMENT      REALIZED         TOTAL
                           OF PERIOD   (LOSS)+    ON SECURITIES   FROM OPERATIONS     INCOME      CAPITAL GAINS  DISTRIBUTIONS
------------------------------------------------------------------------------------------------------------------------------
INVERSE S&P 500 FUND ADVISOR CLASS
   SEPTEMBER 30, 2006@      $  7.71    $ (.04)      $      --        $   (.04)        $    --       $    --         $   --
   March 31, 2006              8.36      (.08)           (.45)           (.53)           (.12)           --           (.12)
   March 31, 2005              8.87      (.08)           (.43)           (.51)             --            --             --
   March 31, 2004             12.70      (.09)          (3.34)          (3.43)             --          (.40)          (.40)
   March 31, 2003             10.22      (.06)           2.61            2.55            (.07)           --           (.07)
   March 31, 2002             10.26       .09            (.09)             --            (.04)           --           (.04)

INVERSE S&P 500 FUND A-CLASS
   SEPTEMBER 30, 2006@         7.72      (.03)           (.01)           (.04)             --            --             --
   March 31, 2006              8.37      (.06)           (.47)           (.53)           (.12)           --           (.12)
   March 31, 2005              8.87      (.06)           (.44)           (.50)             --            --             --
   March 31, 2004*             8.87        --              --              --              --            --             --

INVERSE S&P 500 FUND C-CLASS
   SEPTEMBER 30, 2006@         7.65      (.06)           (.01)           (.07)             --            --             --
   March 31, 2006              8.33      (.12)           (.44)           (.56)           (.12)           --           (.12)
   March 31, 2005              8.89      (.13)           (.43)           (.56)             --            --             --
   March 31, 2004             12.80      (.14)          (3.37)          (3.51)             --          (.40)          (.40)
   March 31, 2003             10.35      (.12)           2.64            2.52            (.07)           --           (.07)
   March 31, 2002             10.43      (.03)           (.01)           (.04)           (.04)           --           (.04)

OTC FUND INVESTOR CLASS
   SEPTEMBER 30, 2006@        11.34      (.03)           (.34)           (.37)             --            --             --
   March 31, 2006              9.94      (.05)           1.49            1.44            (.04)           --           (.04)
   March 31, 2005              9.73       .04             .17             .21              --            --             --
   March 31, 2004              7.02      (.09)           2.80            2.71              --            --             --
   March 31, 2003             10.16      (.08)          (3.06)          (3.14)             --            --             --
   March 31, 2002             11.19      (.11)           (.92)          (1.03)             --            --             --

OTC FUND ADVISOR CLASS
   SEPTEMBER 30, 2006@        10.90      (.06)           (.33)           (.39)             --            --             --
   March 31, 2006              9.60      (.10)           1.44            1.34            (.04)           --           (.04)
   March 31, 2005              9.46      (.02)            .16             .14              --            --             --
   March 31, 2004              6.85      (.13)           2.74            2.61              --            --             --
   March 31, 2003              9.97      (.11)          (3.01)          (3.12)             --            --             --
   March 31, 2002             11.04      (.16)           (.91)          (1.07)             --            --             --

OTC FUND A-CLASS
   SEPTEMBER 30, 2006@        10.96      (.05)           (.33)           (.38)             --            --             --
   March 31, 2006              9.63      (.08)           1.45            1.37            (.04)           --           (.04)
   March 31, 2005              9.46       .06             .11             .17              --            --             --
   March 31, 2004*             9.46        --              --              --              --            --             --

OTC FUND C-CLASS
   SEPTEMBER 30, 2006@        10.73      (.08)           (.33)           (.41)             --            --             --
   March 31, 2006              9.50      (.16)           1.43            1.27            (.04)           --           (.04)
   March 31, 2005              9.41      (.03)            .12             .09              --            --             --
   March 31, 2004              6.86      (.18)           2.73            2.55              --            --             --
   March 31, 2003             10.03      (.14)          (3.03)          (3.17)             --            --             --
   March 31, 2002             11.20      (.21)           (.96)          (1.17)             --            --             --

                                                                                     RATIOS TO
                                                                                 AVERAGE NET ASSETS:
                                                                        ----------------------------------

                                  NET INCREASE   NET ASSET                                          NET                 NET ASSETS,
                                  (DECREASE) IN   VALUE,       TOTAL                            INVESTMENT  PORTFOLIO     END OF
                                    NET ASSET     END OF    INVESTMENT    GROSS        NET        INCOME    TURNOVER   PERIOD (000'S
                                      VALUE       PERIOD      RETURN     EXPENSES   EXPENSES      (LOSS)     RATE***     OMITTED)
------------------------------------------------------------------------------------------------------------------------------------
INVERSE S&P 500 FUND ADVISOR CLASS
   SEPTEMBER 30, 2006@               $  (.04)     $  7.67     (0.52)%   1.89%**++   1.89%**++    (0.97)%**      --      $  33,362
   March 31, 2006                       (.65)        7.71     (6.32)%   1.91%++     1.88%++      (0.95)%        --         45,332
   March 31, 2005                       (.51)        8.36     (5.75)%   1.88%++     1.88%++      (0.96)%        --         40,964
   March 31, 2004                      (3.83)        8.87    (27.19)%   1.87%++     1.87%++      (0.86)%        --         45,073
   March 31, 2003                       2.48        12.70     24.95%    1.89%++     1.89%++      (0.45)%        --         39,686
   March 31, 2002                       (.04)       10.22      0.02%    1.85%++     1.85%++       0.87%         --          7,036

INVERSE S&P 500 FUND A-CLASS
   SEPTEMBER 30, 2006@                  (.04)        7.68     (0.52)%   1.64%**++   1.64%**++    (0.72)%**      --         17,541
   March 31, 2006                       (.65)        7.72     (6.31)%   1.66%++     1.63%++      (0.70)%        --          8,932
   March 31, 2005                       (.50)        8.37     (5.64)%   1.63%++     1.63%++      (0.71)%        --          7,318
   March 31, 2004*                        --         8.87      0.00%    0.00%**++#  0.00%**++#    0.00%**       --              1

INVERSE S&P 500 FUND C-CLASS
   SEPTEMBER 30, 2006@                  (.07)        7.58     (0.92)%   2.39%**++   2.39%**++    (1.47)%**      --         49,331
   March 31, 2006                       (.68)        7.65     (6.70)%   2.41%++     2.38%++      (1.45)%        --         39,146
   March 31, 2005                       (.56)        8.33     (6.30)%   2.38%++     2.38%++      (1.46)%        --         43,763
   March 31, 2004                      (3.91)        8.89    (27.62)%   2.39%++     2.39%++      (1.42)%        --         45,604
   March 31, 2003                       2.45        12.80     24.35%    2.40%++     2.40%++      (0.97)%        --         17,540
   March 31, 2002                       (.08)       10.35     (0.36)%   2.47%++     2.47%++      (0.34)%        --          7,007

OTC FUND INVESTOR CLASS
   SEPTEMBER 30, 2006@                  (.37)       10.97     (3.26)%   1.23%**     1.23%**      (0.62)%**      46%       689,102
   March 31, 2006                       1.40        11.34     14.45%    1.20%       1.20%        (0.49)%       122%       893,295
   March 31, 2005                        .21         9.94      2.16%    1.20%       1.20%         0.40%        132%       801,185
   March 31, 2004                       2.71         9.73     38.60%    1.22%       1.22%        (0.98)%       139%       858,816
   March 31, 2003                      (3.14)        7.02    (30.91)%   1.27%       1.27%        (1.08)%       180%       653,999
   March 31, 2002                      (1.03)       10.16     (9.20)%   1.08%       1.08%        (0.96)%       109%       783,637

OTC FUND ADVISOR CLASS
   SEPTEMBER 30, 2006@                  (.39)       10.51     (3.58)%   1.74%**     1.74%**      (1.15)%**      46%        47,982
   March 31, 2006                       1.30        10.90     13.92%    1.70%       1.70%        (1.00)%       122%        27,832
   March 31, 2005                        .14         9.60      1.48%    1.69%       1.69%        (0.25)%       132%        19,887
   March 31, 2004                       2.61         9.46     38.10%    1.71%       1.71%        (1.47)%       139%        57,535
   March 31, 2003                      (3.12)        6.85    (31.29)%   1.76%       1.76%        (1.56)%       180%        43,839
   March 31, 2002                      (1.07)        9.97     (9.69)%   1.60%       1.60%        (1.47)%       109%        20,837

OTC FUND A-CLASS
   SEPTEMBER 30, 2006@                  (.38)       10.58     (3.47)%   1.48%**     1.48%**      (0.89)%**      46%         1,976
   March 31, 2006                       1.33        10.96     14.18%    1.46%       1.46%        (0.78)%       122%         2,491
   March 31, 2005                        .17         9.63      1.80%    1.45%       1.45%         0.59%        132%         1,818
   March 31, 2004*                        --         9.46      0.00%    0.00%**#    0.00%**#      0.00%**      139%             1

OTC FUND C-CLASS
   SEPTEMBER 30, 2006@                  (.41)       10.32     (3.82)%   2.22%**     2.22%**      (1.62)%**      46%        13,044
   March 31, 2006                       1.23        10.73     13.33%    2.21%       2.21%        (1.52)%       122%        18,707
   March 31, 2005                        .09         9.50      0.96%    2.19%       2.19%        (0.33)%       132%        14,422
   March 31, 2004                       2.55         9.41     37.17%    2.23%       2.23%        (1.97)%       139%        13,653
   March 31, 2003                      (3.17)        6.86    (31.61)%   2.26%       2.26%        (1.98)%       180%         8,331
   March 31, 2002                      (1.17)       10.03    (10.45)%   2.24%       2.24%        (2.13)%       109%         3,545

  * SINCE THE COMMENCEMENT OF OPERATIONS: MARCH 31, 2004--INVERSE S&P 500 FUND A-CLASS AND OTC FUND A-CLASS.

 **   ANNUALIZED.

*** PORTFOLIO TURNOVER RATE IS CALCULATED WITHOUT REGARD TO SHORT-TERM SECURITIES HAVING A MATURITY OF LESS THAN ONE YEAR.

  +   CALCULATED USING THE AVERAGE DAILY SHARES OUTSTANDING FOR THE PERIOD.

 ++ RATIOS TO AVERAGE NET ASSETS INCLUDE EXPENSES OF THE CORRESPONDING MASTER PORTFOLIO.

  # EXPENSE RATIOS FOR THE PERIOD ENDED MARCH 31, 2004 ARE CALCULATED FOR ONE DAY ONLY AND ARE NOT INDICATIVE OF FUTURE CLASS PERFORMANCE.

  @   UNAUDITED.


                                 THE RYDEX SERIES FUNDS SEMI-ANNUAL REPORT | 109

--------------------------------------------------------------------------------

This table is presented to show selected data for a share outstanding throughout each period, and to assist shareholders in evaluating a Fund's performance for the periods presented.

                                                   NET REALIZED    NET INCREASE
                           NET ASSET     NET           AND          (DECREASE)     DISTRIBUTIONS  DISTRIBUTIONS
                             VALUE,   INVESTMENT    UNREALIZED     IN NET ASSET      FROM NET       FROM NET
                           BEGINNING    INCOME    GAINS (LOSSES)  VALUE RESULTING   INVESTMENT      REALIZED         TOTAL
                           OF PERIOD   (LOSS)+    ON SECURITIES   FROM OPERATIONS     INCOME      CAPITAL GAINS  DISTRIBUTIONS
------------------------------------------------------------------------------------------------------------------------------
INVERSE OTC FUND INVESTOR CLASS
   SEPTEMBER 30, 2006@      $ 21.80    $ (.06)      $    1.34        $   1.28         $    --       $    --         $   --
   March 31, 2006             24.55      (.11)          (2.31)          (2.42)           (.33)           --           (.33)
   March 31, 2005             25.69      (.11)          (1.03)          (1.14)             --            --             --
   March 31, 2004             37.79      (.13)         (11.97)         (12.10)             --            --             --
   March 31, 2003             32.29      7.34            (.70)           6.64           (1.14)           --          (1.14)
   March 31, 2002             35.76      1.01           (4.19)          (3.18)           (.29)           --           (.29)

INVERSE OTC FUND ADVISOR CLASS
   SEPTEMBER 30, 2006@        21.51      (.12)           1.33            1.21              --            --             --
   March 31, 2006             24.34      (.22)          (2.28)          (2.50)           (.33)           --           (.33)
   March 31, 2005             25.60      (.24)          (1.02)          (1.26)             --            --             --
   March 31, 2004*            29.97      (.16)          (4.21)          (4.37)             --            --             --

INVERSE OTC FUND A-CLASS
   SEPTEMBER 30, 2006@        21.61      (.09)           1.32            1.23              --            --             --
   March 31, 2006             24.39      (.16)          (2.29)          (2.45)           (.33)           --           (.33)
   March 31, 2005             25.60      (.17)          (1.04)          (1.21)             --            --             --
   March 31, 2004*            25.60        --              --              --              --            --             --

INVERSE OTC FUND C-CLASS
   SEPTEMBER 30, 2006@        20.63      (.17)           1.28            1.11              --            --             --
   March 31, 2006             23.48      (.32)          (2.20)          (2.52)           (.33)           --           (.33)
   March 31, 2005             24.83      (.35)          (1.00)          (1.35)             --            --             --
   March 31, 2004             36.92      (.38)         (11.71)         (12.09)             --            --             --
   March 31, 2003             31.93      3.08            3.05            6.13           (1.14)           --          (1.14)
   March 31, 2002             35.74       .43           (3.95)          (3.52)           (.29)           --           (.29)

MID-CAP ADVANTAGE FUND A-CLASS
   SEPTEMBER 30, 2006@        40.14       .02           (3.45)          (3.43)             --            --             --
   March 31, 2006             31.86       .01            8.65            8.66              --          (.38)          (.38)
   March 31, 2005             28.30      (.03)           3.59            3.56              --            --             --
   March 31, 2004*            28.30        --              --              --              --            --             --

MID-CAP ADVANTAGE FUND C-CLASS
   SEPTEMBER 30, 2006@        38.81      (.11)          (3.34)          (3.45)             --            --             --
   March 31, 2006             31.03      (.25)           8.41            8.16              --          (.38)          (.38)
   March 31, 2005             27.76      (.26)           3.53            3.27              --            --             --
   March 31, 2004             15.85      (.31)          12.22           11.91              --            --             --
   March 31, 2003             26.00      (.17)          (9.87)         (10.04)           (.11)           --           (.11)
   March 31, 2002*            24.53      (.13)           1.60            1.47              --            --             --

                                                                                   RATIOS TO
                                                                               AVERAGE NET ASSETS:
                                                                      ----------------------------------

                                NET INCREASE   NET ASSET                                          NET                 NET ASSETS,
                                (DECREASE) IN   VALUE,       TOTAL                            INVESTMENT  PORTFOLIO     END OF
                                  NET ASSET     END OF    INVESTMENT    GROSS        NET        INCOME    TURNOVER   PERIOD (000'S
                                    VALUE       PERIOD      RETURN     EXPENSES   EXPENSES      (LOSS)     RATE***      OMITTED)
----------------------------------------------------------------------------------------------------------------------------------
INVERSE OTC FUND INVESTOR CLASS
   SEPTEMBER 30, 2006@           $   1.28       $ 23.08      5.87%    1.41%**++   1.41%**++    (0.49)%**      --      $ 153,674
   March 31, 2006                   (2.75)        21.80     (9.85)%   1.39%++     1.38%++      (0.45)%        --        143,742
   March 31, 2005                   (1.14)        24.55     (4.44)%   1.38%++     1.38%++      (0.46)%        --        198,288
   March 31, 2004                  (12.10)        25.69    (32.02)%   1.40%++     1.40%++      (0.47)%        --        209,994
   March 31, 2003                    5.50         37.79     20.39%    1.42%++     1.42%++      18.11%         --        146,416
   March 31, 2002                   (3.47)        32.29     (8.84)%   1.35%++     1.35%++       3.16%         --        113,904

INVERSE OTC FUND ADVISOR CLASS
   SEPTEMBER 30, 2006@               1.21         22.72      5.63%    1.91%**++   1.91%**++    (0.99)%**      --         16,020
   March 31, 2006                   (2.83)        21.51    (10.27)%   1.89%++     1.89%++      (0.96)%        --         10,390
   March 31, 2005                   (1.26)        24.34     (4.92)%   1.88%++     1.88%++      (0.96)%        --         17,059
   March 31, 2004*                  (4.37)        25.60    (14.58)%   1.90%**++   1.90%**++    (0.97)%**      --         17,975

INVERSE OTC FUND A-CLASS
   SEPTEMBER 30, 2006@               1.23         22.84      5.69%    1.66%**++   1.66%**++    (0.74)%**      --          7,088
   March 31, 2006                   (2.78)        21.61    (10.04)%   1.63%++     1.63%++      (0.70)%        --          2,108
   March 31, 2005                   (1.21)        24.39     (4.73)%   1.62%++     1.62%++      (0.70)%        --          5,697
   March 31, 2004*                     --         25.60      0.00%    0.00%**++#  0.00%**++#    0.00%**       --              1

INVERSE OTC FUND C-CLASS
   SEPTEMBER 30, 2006@               1.11         21.74      5.38%    2.41%**++   2.41%**++    (1.49)%**      --         19,768
   March 31, 2006                   (2.85)        20.63    (10.73)%   2.40%++     2.39%++      (1.46)%        --         13,527
   March 31, 2005                   (1.35)        23.48     (5.44)%   2.38%++     2.38%++      (1.46)%        --         15,693
   March 31, 2004                  (12.09)        24.83    (32.75)%   2.41%++     2.41%++      (1.48)%        --         34,375
   March 31, 2003                    4.99         36.92     19.02%    2.41%++     2.41%++       8.23%         --          2,673
   March 31, 2002                   (3.81)        31.93     (9.80)%   2.38%++     2.38%++       1.45%         --          1,996

MID-CAP ADVANTAGE FUND A-CLASS
   SEPTEMBER 30, 2006@              (3.43)        36.71     (8.55)%   1.66%**     1.66%**       0.11%**      179%         3,581
   March 31, 2006                    8.28         40.14     27.27%    1.92%       1.66%         0.03%        528%         4,948
   March 31, 2005                    3.56         31.86     12.58%    1.63%       1.63%        (0.10)%       669%         1,050
   March 31, 2004*                     --         28.30      0.00%    0.00%**#    0.00%**#      0.00%**    1,239%             4

MID-CAP ADVANTAGE FUND C-CLASS
   SEPTEMBER 30, 2006@              (3.45)        35.36     (8.89)%   2.40%**     2.40%**      (0.62)%**     179%        18,346
   March 31, 2006                    7.78         38.81     26.38%    2.66%       2.40%        (0.72)%       528%        28,836
   March 31, 2005                    3.27         31.03     11.78%    2.37%       2.37%        (0.91)%       669%        17,912
   March 31, 2004                   11.91         27.76     75.14%    2.41%       2.41%        (1.31)%     1,239%        14,444
   March 31, 2003                  (10.15)        15.85    (38.65)%   2.43%       2.43%        (0.95)%     2,322%         5,610
   March 31, 2002*                   1.47         26.00      5.99%    2.44%**     2.44%**      (0.96)%**     893%         1,734

  * SINCE THE COMMENCEMENT OF OPERATIONS: AUGUST 20, 2001--MID-CAP ADVANTAGE FUND C-CLASS; AUGUST 1, 2003--INVERSE OTC FUND ADVISOR CLASS; MARCH 31, 2004--INVERSE OTC FUND A-CLASS AND MID-CAP ADVANTAGE FUND A-CLASS.

 **   ANNUALIZED.

*** PORTFOLIO TURNOVER RATE IS CALCULATED WITHOUT REGARD TO SHORT-TERM SECURITIES HAVING A MATURITY OF LESS THAN ONE YEAR.

  +   CALCULATED USING THE AVERAGE DAILY SHARES OUTSTANDING FOR THE PERIOD.

 ++ RATIOS TO AVERAGE NET ASSETS INCLUDE EXPENSES OF THE CORRESPONDING MASTER PORTFOLIO.

  # EXPENSE RATIOS FOR THE PERIOD ENDED MARCH 31, 2004 ARE CALCULATED FOR ONE DAY ONLY AND ARE NOT INDICATIVE OF FUTURE CLASS PERFORMANCE.

  @   UNAUDITED.


110 | THE RYDEX SERIES FUNDS SEMI-ANNUAL REPORT

--------------------------------------------------------------------------------

This table is presented to show selected data for a share outstanding throughout each period, and to assist shareholders in evaluating a Fund's performance for the periods presented.

                                                   NET REALIZED    NET INCREASE
                           NET ASSET     NET           AND          (DECREASE)     DISTRIBUTIONS  DISTRIBUTIONS
                             VALUE,   INVESTMENT    UNREALIZED     IN NET ASSET      FROM NET       FROM NET
                           BEGINNING    INCOME    GAINS (LOSSES)  VALUE RESULTING   INVESTMENT      REALIZED         TOTAL
                           OF PERIOD   (LOSS)+    ON SECURITIES   FROM OPERATIONS     INCOME      CAPITAL GAINS  DISTRIBUTIONS
------------------------------------------------------------------------------------------------------------------------------
MID-CAP ADVANTAGE FUND H-CLASS
   SEPTEMBER 30, 2006@      $ 40.17    $  .03       $   (3.47)       $  (3.44)        $    --       $    --         $   --
   March 31, 2006             31.86        --            8.69            8.69              --          (.38)          (.38)
   March 31, 2005             28.30      (.06)           3.62            3.56              --            --             --
   March 31, 2004             16.04      (.14)          12.40           12.26              --            --             --
   March 31, 2003             26.08      (.07)          (9.86)          (9.93)           (.11)           --           (.11)
   March 31, 2002*            25.00      (.03)           1.11            1.08              --            --             --

INVERSE MID-CAP FUND A-CLASS
   SEPTEMBER 30, 2006@        37.03       .68            1.96            2.64              --            --             --
   March 31, 2006             44.01       .87           (7.20)          (6.33)           (.65)           --           (.65)
   March 31, 2005             49.01      (.06)          (4.94)          (5.00)             --            --             --
   March 31, 2004*            49.01        --              --              --              --            --             --

INVERSE MID-CAP FUND C-CLASS
   SEPTEMBER 30, 2006@        36.43       .51            1.92            2.43              --            --             --
   March 31, 2006             43.62       .15           (6.69)          (6.54)           (.65)           --           (.65)
   March 31, 2005             48.98      (.27)          (5.09)          (5.36)             --            --             --
   March 31, 2004*            50.00      (.08)           (.94)          (1.02)             --            --             --

INVERSE MID-CAP FUND H-CLASS
   SEPTEMBER 30, 2006@        37.04       .67            1.97            2.64              --            --             --
   March 31, 2006             44.01       .83           (7.15)          (6.32)           (.65)           --           (.65)
   March 31, 2005             49.01       .18           (5.18)          (5.00)             --            --             --
   March 31, 2004*            50.00      (.05)           (.94)           (.99)             --            --             --

RUSSELL 2000(R) ADVANTAGE FUND A-CLASS
   SEPTEMBER 30, 2006@        37.33       .05           (3.58)          (3.53)             --            --             --
   March 31, 2006             27.54       .04            9.75            9.79              --            --             --
   March 31, 2005             26.22      (.03)           1.51            1.48              --          (.16)          (.16)
   March 31, 2004*            26.22        --              --              --              --            --             --

RUSSELL 2000(R) ADVANTAGE FUND C-CLASS
   SEPTEMBER 30, 2006@        35.93      (.07)          (3.45)          (3.52)             --            --             --
   March 31, 2006             26.69      (.21)           9.45            9.24              --            --             --
   March 31, 2005             25.63      (.26)           1.48            1.22              --          (.16)          (.16)
   March 31, 2004             12.75      (.28)          13.16           12.88              --            --             --
   March 31, 2003             22.47      (.15)          (9.53)          (9.68)             --          (.04)          (.04)
   March 31, 2002             19.99      (.07)           2.55            2.48              --            --             --

RUSSELL 2000(R) ADVANTAGE FUND H-CLASS
   SEPTEMBER 30, 2006@        37.32       .06           (3.58)          (3.52)             --            --             --
   March 31, 2006             27.51       .03            9.78            9.81              --            --             --
   March 31, 2005             26.22      (.07)           1.52            1.45              --          (.16)          (.16)
   March 31, 2004             12.94      (.14)          13.42           13.28              --            --             --
   March 31, 2003             22.61      (.03)          (9.60)          (9.63)             --          (.04)          (.04)
   March 31, 2002             19.99       .16            2.46            2.62              --            --             --

                                                                                  RATIOS TO
                                                                             AVERAGE NET ASSETS:
                                                                      ----------------------------------

                                NET INCREASE   NET ASSET                                          NET                 NET ASSETS,
                                (DECREASE) IN   VALUE,       TOTAL                            INVESTMENT  PORTFOLIO     END OF
                                  NET ASSET     END OF    INVESTMENT    GROSS        NET        INCOME    TURNOVER   PERIOD (000'S
                                    VALUE       PERIOD      RETURN     EXPENSES   EXPENSES      (LOSS)     RATE***     OMITTED)
----------------------------------------------------------------------------------------------------------------------------------
MID-CAP ADVANTAGE FUND H-CLASS
   SEPTEMBER 30, 2006@             $ (3.44)     $ 36.73     (8.56)%    1.66%**     1.66%**      0.13%**      179%      $  25,204
   March 31, 2006                     8.31        40.17     27.36%     1.90%       1.64%        0.01%        528%         50,883
   March 31, 2005                     3.56        31.86     12.58%     1.62%       1.62%       (0.21)%       669%         59,274
   March 31, 2004                    12.26        28.30     76.43%     1.66%       1.66%       (0.56)%     1,239%         68,193
   March 31, 2003                   (10.04)       16.04    (38.11)%    1.69%       1.69%       (0.32)%     2,322%         14,634
   March 31, 2002*                    1.08        26.08      4.32%     1.71%**     1.71%**     (0.19)%**     893%        116,176

INVERSE MID-CAP FUND A-CLASS
   SEPTEMBER 30, 2006@                2.64        39.67      7.13%     1.67%**     1.67%**      3.45%**       --             932
   March 31, 2006                    (6.98)       37.03    (14.44)%    1.66%       1.66%        2.12%         --             161
   March 31, 2005                    (5.00)       44.01    (10.20)%    1.63%       1.63%       (0.13)%        --              61
   March 31, 2004*                      --        49.01      0.00%     0.00%**#    0.00%**#     0.00%**       --               1

INVERSE MID-CAP FUND C-CLASS
   SEPTEMBER 30, 2006@                2.43        38.86      6.67%     2.43%**     2.43%**      2.69%**       --           4,465
   March 31, 2006                    (7.19)       36.43    (15.05)%    2.41%       2.41%        1.54%         --           1,147
   March 31, 2005                    (5.36)       43.62    (10.94)%    2.36%       2.36%       (0.58)%        --           1,011
   March 31, 2004*                   (1.02)       48.98     (2.04)%    2.23%**     2.23%**     (1.45)%**      --             137

INVERSE MID-CAP FUND H-CLASS
   SEPTEMBER 30, 2006@                2.64        39.68      7.13%     1.67%**     1.67%**      3.43%**       --          47,176
   March 31, 2006                    (6.97)       37.04    (14.42)%    1.64%       1.64%        2.01%         --          18,475
   March 31, 2005                    (5.00)       44.01    (10.20)%    1.60%       1.60%        0.39%         --          30,073
   March 31, 2004*                    (.99)       49.01     (1.98)%    1.54%**     1.54%**     (0.74)%**      --           2,678

RUSSELL 2000(R) ADVANTAGE FUND A-CLASS
   SEPTEMBER 30, 2006@               (3.53)       33.80     (9.46)%    1.65%**     1.65%**      0.31%**       99%          3,974
   March 31, 2006                     9.79        37.33     35.55%     2.06%       1.65%        0.13%        441%          6,789
   March 31, 2005                     1.32        27.54      5.63%     1.61%       1.61%       (0.10)%       501%          3,340
   March 31, 2004*                      --        26.22      0.00%     0.00%**#    0.00%**#     0.00%**      965%              4

RUSSELL 2000(R) ADVANTAGE FUND C-CLASS
   SEPTEMBER 30, 2006@               (3.52)       32.41     (9.80)%    2.39%**     2.39%**     (0.41)%**      99%         24,430
   March 31, 2006                     9.24        35.93     34.62%     2.81%       2.40%       (0.70)%       441%         31,956
   March 31, 2005                     1.06        26.69      4.75%     2.37%       2.37%       (1.00)%       501%         18,915
   March 31, 2004                    12.88        25.63    101.02%     2.41%       2.41%       (1.34)%       965%         48,851
   March 31, 2003                    (9.72)       12.75    (43.12)%    2.43%       2.43%       (0.91)%       746%         13,530
   March 31, 2002                     2.48        22.47     12.41%     2.44%       2.44%       (0.33)%       714%         20,604

RUSSELL 2000(R) ADVANTAGE FUND H-CLASS
   SEPTEMBER 30, 2006@               (3.52)       33.80     (9.43)%    1.63%**     1.63%**      0.33%**       99%         62,499
   March 31, 2006                     9.81        37.32     35.66%     2.05%       1.64%        0.10%        441%        170,698
   March 31, 2005                     1.29        27.51      5.52%     1.62%       1.62%       (0.26)%       501%         68,084
   March 31, 2004                    13.28        26.22    102.63%     1.66%       1.66%       (0.62)%       965%        174,320
   March 31, 2003                    (9.67)       12.94    (42.63)%    1.69%       1.69%       (0.20)%       746%         32,101
   March 31, 2002                     2.62        22.61     13.11%     1.61%       1.61%        0.74%        714%        120,045

  * SINCE THE COMMENCEMENT OF OPERATIONS: AUGUST 16, 2001--MID-CAP ADVANTAGE FUND H-CLASS; FEBRUARY 20, 2004 --INVERSE MID-CAP FUND C-CLASS AND INVERSE MID-CAP FUND H-CLASS; MARCH 31, 2004--INVERSE MID-CAP FUND A-CLASS AND RUSSELL 2000(R) ADVANTAGE FUND A-CLASS.

 **   ANNUALIZED.

*** PORTFOLIO TURNOVER RATE IS CALCULATED WITHOUT REGARD TO SHORT-TERM SECURITIES HAVING A MATURITY OF LESS THAN ONE YEAR.

  +   CALCULATED USING THE AVERAGE DAILY SHARES OUTSTANDING FOR THE PERIOD.

  # EXPENSE RATIOS FOR THE PERIOD ENDED MARCH 31, 2004 ARE CALCULATED FOR ONE DAY ONLY AND ARE NOT INDICATIVE OF FUTURE CLASS PERFORMANCE.

  @   UNAUDITED.


                                 THE RYDEX SERIES FUNDS SEMI-ANNUAL REPORT | 111

--------------------------------------------------------------------------------

This table is presented to show selected data for a share outstanding throughout each period, and to assist shareholders in evaluating a Fund's performance for the periods presented.

                                                   NET REALIZED    NET INCREASE
                           NET ASSET     NET           AND          (DECREASE)     DISTRIBUTIONS  DISTRIBUTIONS
                             VALUE,   INVESTMENT    UNREALIZED     IN NET ASSET      FROM NET       FROM NET
                           BEGINNING    INCOME    GAINS (LOSSES)  VALUE RESULTING   INVESTMENT      REALIZED         TOTAL
                           OF PERIOD   (LOSS)+    ON SECURITIES   FROM OPERATIONS     INCOME      CAPITAL GAINS  DISTRIBUTIONS
------------------------------------------------------------------------------------------------------------------------------
RUSSELL 2000 FUND A-CLASS
   SEPTEMBER 30, 2006*@     $ 25.00    $  .16       $     .03        $    .19         $    --       $    --         $   --

RUSSELL 2000 FUND C-CLASS
   SEPTEMBER 30, 2006*@       25.00       .09             .05             .14              --            --             --

RUSSELL 2000 FUND H CLASS
   SEPTEMBER 30, 2006*@       25.00       .13             .06             .19              --            --             --

INVERSE RUSSELL 2000 FUND A-CLASS
   SEPTEMBER 30, 2006@        36.96       .70            1.83            2.53              --            --             --
   March 31, 2006             46.09       .85           (9.26)          (8.41)           (.72)           --           (.72)
   March 31, 2005             48.80      (.02)          (2.69)          (2.71)             --            --             --
   March 31, 2004*            48.80        --              --              --              --            --             --

INVERSE RUSSELL 2000 FUND C-CLASS
   SEPTEMBER 30, 2006@        36.40       .53            1.81            2.34              --            --             --
   March 31, 2006             45.71       .56           (9.15)          (8.59)           (.72)           --           (.72)
   March 31, 2005             48.77      (.49)          (2.57)          (3.06)             --            --             --
   March 31, 2004*            50.00      (.08)          (1.15)          (1.23)             --            --             --

INVERSE RUSSELL 2000 FUND H-CLASS
   SEPTEMBER 30, 2006@        36.98       .68            1.85            2.53              --            --             --
   March 31, 2006             46.09       .91           (9.30)          (8.39)           (.72)           --           (.72)
   March 31, 2005             48.80       .04           (2.75)          (2.71)             --            --             --
   March 31, 2004*            50.00      (.04)          (1.16)          (1.20)             --            --             --

GOVERNMENT LONG BOND ADVANTAGE FUND INVESTOR CLASS
   SEPTEMBER 30, 2006@        10.50       .21             .28             .49            (.20)           --           (.20)
   March 31, 2006             11.04       .42            (.54)           (.12)           (.42)           --           (.42)
   March 31, 2005             11.03       .42              --             .42            (.41)           --           (.41)
   March 31, 2004             10.95       .41             .08             .49            (.41)           --           (.41)
   March 31, 2003              9.12       .41            1.83            2.24            (.41)           --           (.41)
   March 31, 2002              9.82       .43            (.70)           (.27)           (.43)           --           (.43)

GOVERNMENT LONG BOND ADVANTAGE FUND ADVISOR CLASS
   SEPTEMBER 30, 2006@        10.50       .19             .22             .41            (.18)           --           (.18)
   March 31, 2006             11.07       .37            (.57)           (.20)           (.37)           --           (.37)
   March 31, 2005             11.04       .36             .04             .40            (.37)           --           (.37)
   March 31, 2004*            10.00       .23            1.04            1.27            (.23)           --           (.23)

                                                                       RATIOS TO
                                                                  AVERAGE NET ASSETS:
                                                                 ----------------------

                           NET INCREASE   NET ASSET                              NET                 NET ASSETS,
                           (DECREASE) IN   VALUE,       TOTAL                INVESTMENT  PORTFOLIO     END OF
                             NET ASSET     END OF    INVESTMENT    TOTAL       INCOME     TURNOVER  PERIOD (000'S
                               VALUE       PERIOD      RETURN     EXPENSES     (LOSS)     RATE***     OMITTED)
-----------------------------------------------------------------------------------------------------------------
RUSSELL 2000 FUND A-CLASS
   SEPTEMBER 30, 2006*@       $   .19      $ 25.19      0.76%     1.55%**      1.96%**       161%    $      33

RUSSELL 2000 FUND C-CLASS
   SEPTEMBER 30, 2006*@           .14        25.14      0.56%     2.47%**      1.09%**       161%        3,429

RUSSELL 2000 FUND H CLASS
   SEPTEMBER 30, 2006*@           .19        25.19      0.76%     1.53%**      1.60%**       161%        6,319

INVERSE RUSSELL 2000 FUND A-CLASS
   SEPTEMBER 30, 2006@           2.53        39.49      6.85%     1.68%**      3.56%**        --        27,391
   March 31, 2006               (9.13)       36.96    (18.40)%    1.63%        1.97%          --         1,067
   March 31, 2005               (2.71)       46.09     (5.55)%    1.63%       (0.03)%         --           404
   March 31, 2004*                 --        48.80      0.00%     0.00%**#     0.00%**        --             1

INVERSE RUSSELL 2000 FUND C-CLASS
   SEPTEMBER 30, 2006@           2.34        38.74      6.43%     2.42%**      2.74%**        --        17,194
   March 31, 2006               (9.31)       36.40    (18.95)%    2.40%        1.33%          --         3,164
   March 31, 2005               (3.06)       45.71     (6.27)%    2.39%       (0.97)%         --         3,951
   March 31, 2004*              (1.23)       48.77     (2.46)%    2.24%**     (1.42)%**       --           492

INVERSE RUSSELL 2000 FUND H-CLASS
   SEPTEMBER 30, 2006@           2.53        39.51      6.84%     1.66%**      3.45%**        --       124,904
   March 31, 2006               (9.11)       36.98    (18.36)%    1.65%        2.14%          --        52,201
   March 31, 2005               (2.71)       46.09     (5.55)%    1.63%        0.09%          --        46,832
   March 31, 2004*              (1.20)       48.80     (2.40)%    1.54%**     (0.72)%**       --         5,054

GOVERNMENT LONG BOND ADVANTAGE FUND INVESTOR CLASS
   SEPTEMBER 30, 2006@            .29        10.79      4.83%     0.97%**      4.03%**       882%      111,182
   March 31, 2006                (.54)       10.50     (1.37)%    0.94%        3.69%       1,451%       33,223
   March 31, 2005                 .01        11.04      4.04%     0.93%        3.95%         737%       25,992
   March 31, 2004                 .08        11.03      4.65%     0.95%        3.84%       1,143%       25,188
   March 31, 2003                1.83        10.95     24.93%     0.97%        4.00%       2,404%       51,370
   March 31, 2002                (.70)        9.12     (2.88)%    0.88%        4.39%         860%       14,138

GOVERNMENT LONG BOND ADVANTAGE FUND ADVISOR CLASS
   SEPTEMBER 30, 2006@            .23        10.73      3.99%     1.47%**      3.53%**       882%       27,190
   March 31, 2006                (.57)       10.50     (2.10)%    1.42%        3.16%       1,451%       21,200
   March 31, 2005                 .03        11.07      3.75%     1.41%        3.32%         737%       53,283
   March 31, 2004*               1.04        11.04     12.84%     1.45%**      3.21%**     1,143%       46,690

  * SINCE THE COMMENCEMENT OF OPERATIONS: AUGUST 1, 2003--GOVERNMENT LONG BOND ADVANTAGE FUND ADVISOR CLASS; FEBRUARY 20, 2004--INVERSE RUSSELL 2000(R) FUND C-CLASS AND INVERSE RUSSELL 2000(R) FUND H-CLASS; MARCH 31, 2004--INVERSE RUSSELL 2000(R) FUND A-CLASS; MAY 31, 2006--RUSSELL 2000(R) FUND A-CLASS, RUSSELL 2000(R) FUND C-CLASS, AND RUSSELL 2000(R) FUND H-CLASS.

 **   ANNUALIZED.

*** PORTFOLIO TURNOVER RATE IS CALCULATED WITHOUT REGARD TO SHORT-TERM SECURITIES HAVING A MATURITY OF LESS THAN ONE YEAR.

  +   CALCULATED USING THE AVERAGE DAILY SHARES OUTSTANDING FOR THE PERIOD.

  # EXPENSE RATIOS FOR THE PERIOD ENDED MARCH 31, 2004 ARE CALCULATED FOR ONE DAY ONLY AND ARE NOT INDICATIVE OF FUTURE CLASS PERFORMANCE.

  @   UNAUDITED.


112 | THE RYDEX SERIES FUNDS SEMI-ANNUAL REPORT

--------------------------------------------------------------------------------

This table is presented to show selected data for a share outstanding throughout each period, and to assist shareholders in evaluating a Fund's performance for the periods presented.

                                                   NET REALIZED    NET INCREASE
                           NET ASSET     NET           AND          (DECREASE)     DISTRIBUTIONS  DISTRIBUTIONS
                             VALUE,   INVESTMENT    UNREALIZED     IN NET ASSET      FROM NET        FROM NET
                           BEGINNING    INCOME    GAINS (LOSSES)  VALUE RESULTING   INVESTMENT       REALIZED         TOTAL
                           OF PERIOD   (LOSS)+    ON SECURITIES   FROM OPERATIONS     INCOME      CAPITAL GAINS   DISTRIBUTIONS
-------------------------------------------------------------------------------------------------------------------------------
GOVERNMENT LONG BOND ADVANTAGE FUND A-CLASS
   SEPTEMBER 30, 2006@      $10.50     $  .19       $    .30         $    .49        $  (.19)       $   --          $  (.19)
   March 31, 2006            11.07        .40           (.58)            (.18)          (.39)           --             (.39)
   March 31, 2005            11.05        .39            .02              .41           (.39)           --             (.39)
   March 31, 2004*           11.05         --             --               --             --            --               --

GOVERNMENT LONG BOND ADVANTAGE FUND C-CLASS
   SEPTEMBER 30, 2006@       10.50        .15            .29              .44           (.15)           --             (.15)
   March 31, 2006            11.07        .31           (.57)            (.26)          (.31)           --             (.31)
   March 31, 2005            11.05        .31            .02              .33           (.31)           --             (.31)
   March 31, 2004            10.97        .30            .08              .38           (.30)           --             (.30)
   March 31, 2003             9.12        .31           1.85             2.16           (.31)           --             (.31)
   March 31, 2002*            9.42        .32           (.32)              --           (.30)           --             (.30)

INVERSE GOVERNMENT LONG BOND FUND INVESTOR CLASS
   SEPTEMBER 30, 2006@       19.69       (.04)          (.22)            (.26)            --            --               --
   March 31, 2006            18.94       (.07)           .82              .75             --            --               --
   March 31, 2005            19.77       (.08)          (.75)            (.83)            --            --               --
   March 31, 2004            21.23       (.09)         (1.37)           (1.46)            --            --               --
   March 31, 2003            26.40       (.04)         (5.13)           (5.17)            --            --               --
   March 31, 2002+++         25.59        .27            .54              .81             --            --               --

INVERSE GOVERNMENT LONG BOND FUND ADVISOR CLASS
   SEPTEMBER 30, 2006@       19.43       (.09)          (.21)            (.30)            --            --               --
   March 31, 2006            18.79       (.16)           .80              .64             --            --               --
   March 31, 2005            19.71       (.17)          (.75)            (.92)            --            --               --
   March 31, 2004*           22.41       (.13)         (2.57)           (2.70)            --            --               --

INVERSE GOVERNMENT LONG BOND FUND A-CLASS
   SEPTEMBER 30, 2006@       19.52       (.07)          (.21)            (.28)            --            --               --
   March 31, 2006            18.84       (.12)           .80              .68             --            --               --
   March 31, 2005            19.71       (.13)          (.74)            (.87)            --            --               --
   March 31, 2004*           19.71         --             --               --             --            --               --

INVERSE GOVERNMENT LONG BOND FUND C-CLASS
   SEPTEMBER 30, 2006@       18.78       (.14)          (.20)            (.34)            --            --               --
   March 31, 2006            18.25       (.25)           .78              .53             --            --               --
   March 31, 2005            19.24       (.27)          (.72)            (.99)            --            --               --
   March 31, 2004            20.88       (.29)         (1.35)           (1.64)            --            --               --
   March 31, 2003            26.16       (.17)         (5.11)           (5.28)            --            --               --
   March 31, 2002+++         25.59        .15            .42              .57             --            --               --

                                                                                      RATIOS TO
                                                                                 AVERAGE NET ASSETS:
                                                                     --------------------------------------------

                               NET INCREASE   NET ASSET                                                      NET
                               (DECREASE) IN    VALUE,     TOTAL                                          INVESTMENT
                                 NET ASSET      END OF   INVESTMENT    GROSS       NET       OPERATING      INCOME
                                   VALUE        PERIOD     RETURN    EXPENSES    EXPENSES   EXPENSES ss.    (LOSS)
--------------------------------------------------------------------------------------------------------------------
GOVERNMENT LONG BOND ADVANTAGE FUND A-CLASS
   SEPTEMBER 30, 2006@           $    .30       $ 10.80      4.80%    1.22%**     1.22%**      1.22%**      3.80%**
   March 31, 2006                    (.57)        10.50     (1.88)%   1.17%       1.17%        1.17%        3.45%
   March 31, 2005                     .02         11.07      3.86%    1.15%       1.15%        1.15%        3.63%
   March 31, 2004*                     --         11.05      0.00%    0.00%**#    0.00%**#     0.00%**#     0.00%**

GOVERNMENT LONG BOND ADVANTAGE FUND C-CLASS
   SEPTEMBER 30, 2006@                .29         10.79      4.32%    1.96%**     1.96%**      1.96%**      3.05%**
   March 31, 2006                    (.57)        10.50     (2.61)%   1.93%       1.93%        1.93%        2.69%
   March 31, 2005                     .02         11.07      3.10%    1.92%       1.92%        1.92%        2.86%
   March 31, 2004                     .08         11.05      3.59%    1.96%       1.96%        1.96%        2.85%
   March 31, 2003                    1.85         10.97     23.93%    1.95%       1.95%        1.95%        2.86%
   March 31, 2002*                   (.30)         9.12     (0.14)%   1.79%**     1.79%**      1.79%**      3.53%**

INVERSE GOVERNMENT LONG BOND FUND INVESTOR CLASS
   SEPTEMBER 30, 2006@               (.26)        19.43     (1.32)%   5.02%**++   5.02%**++    1.36%**++   (0.44)%**
   March 31, 2006                     .75         19.69      3.96%    4.66%++     4.66%++      1.33%++     (0.40)%
   March 31, 2005                    (.83)        18.94     (4.20)%   5.11%++     5.11%++      1.32%++     (0.40)%
   March 31, 2004                   (1.46)        19.77     (6.88)%   5.57%++^    5.57%++^     1.38%++     (0.45)%
   March 31, 2003                   (5.17)        21.23    (19.53)%   5.65%++^@   5.65%++^@    1.41%++     (0.45)%
   March 31, 2002+++                  .81         26.40      3.17%    1.41%++     1.41%++      1.41%++      1.12%

INVERSE GOVERNMENT LONG BOND FUND ADVISOR CLASS
   SEPTEMBER 30, 2006@               (.30)        19.13     (1.54)%   5.51%**++   5.51%**++    1.85%**++   (0.93)%**
   March 31, 2006                     .64         19.43      3.41%    5.16%++     5.16%++      1.83%++     (0.90)%
   March 31, 2005                    (.92)        18.79     (4.67)%   5.61%++     5.61%++      1.82%++     (0.90)%
   March 31, 2004*                  (2.70)        19.71    (12.05)%   6.05%**++^  6.05%**++^   1.86%**++   (0.93)%**

INVERSE GOVERNMENT LONG BOND FUND A-CLASS
   SEPTEMBER 30, 2006@               (.28)        19.24     (1.43)%   5.27%**++   5.27%**++    1.61%**++   (0.69)%**
   March 31, 2006                     .68         19.52      3.61%    4.91%++     4.91%++      1.58%++     (0.65)%
   March 31, 2005                    (.87)        18.84     (4.41)%   5.35%++     5.35%++      1.56%++     (0.64)%
   March 31, 2004*                     --         19.71      0.00%    0.00%**++#  0.00%**++#   0.00%**++#   0.00%**

INVERSE GOVERNMENT LONG BOND FUND C-CLASS
   SEPTEMBER 30, 2006@               (.34)        18.44     (1.81)%   6.01%**++   6.01%**++    2.35%**++   (1.43)%**
   March 31, 2006                     .53         18.78      2.90%    5.66%++     5.66%++      2.33%++     (1.40)%
   March 31, 2005                    (.99)        18.25     (5.15)%   6.11%++     6.11%++      2.32%++     (1.40)%
   March 31, 2004                   (1.64)        19.24     (7.85)%   6.57%++^    6.57%++^     2.38%++     (1.45)%
   March 31, 2003                   (5.28)        20.88    (20.13)%   6.64%++^@   6.64%++^@    2.40%++     (1.64)%
   March 31, 2002+++                  .57         26.16      2.23%    2.47%++     2.47%++      2.47%++      0.55%

                                                                  NET ASSETS,
                                                     PORTFOLIO      END OF
                                                     TURNOVER    PERIOD (000'S
                                                      RATE***      OMITTED)
------------------------------------------------------------------------------
GOVERNMENT LONG BOND ADVANTAGE FUND A-CLASS
   SEPTEMBER 30, 2006@                                   882%     $    8,569
   March 31, 2006                                      1,451%          1,503
   March 31, 2005                                        737%          1,703
   March 31, 2004*                                     1,143%              1

GOVERNMENT LONG BOND ADVANTAGE FUND C-CLASS
   SEPTEMBER 30, 2006@                                   882%         14,836
   March 31, 2006                                      1,451%          7,293
   March 31, 2005                                        737%         11,005
   March 31, 2004                                      1,143%          3,828
   March 31, 2003                                      2,404%          2,163
   March 31, 2002*                                       860%            209

INVERSE GOVERNMENT LONG BOND FUND INVESTOR CLASS
   SEPTEMBER 30, 2006@                                    37%        444,757
   March 31, 2006                                        179%        768,588
   March 31, 2005                                        101%      1,472,040
   March 31, 2004                                        187%        898,294
   March 31, 2003                                         --         128,958
   March 31, 2002+++                                      --          32,293

INVERSE GOVERNMENT LONG BOND FUND ADVISOR CLASS
   SEPTEMBER 30, 2006@                                    37%         54,110
   March 31, 2006                                        179%         99,546
   March 31, 2005                                        101%        232,541
   March 31, 2004*                                       187%         52,298

INVERSE GOVERNMENT LONG BOND FUND A-CLASS
   SEPTEMBER 30, 2006@                                    37%         92,587
   March 31, 2006                                        179%        124,679
   March 31, 2005                                        101%        177,178
   March 31, 2004*                                       187%          5,057

INVERSE GOVERNMENT LONG BOND FUND C-CLASS
   SEPTEMBER 30, 2006@                                    37%        318,695
   March 31, 2006                                        179%        533,862
   March 31, 2005                                        101%        893,249
   March 31, 2004                                        187%        489,918
   March 31, 2003                                         --          60,969
   March 31, 2002+++                                      --             877

  * SINCE THE COMMENCEMENT OF OPERATIONS: MAY 2, 2001--GOVERNMENT LONG BOND ADVANTAGE FUND C-CLASS; AUGUST 1, 2003--INVERSE GOVERNMENT LONG BOND FUND ADVISOR CLASS; MARCH 31, 2004--GOVERNMENT LONG BOND ADVANTAGE FUND A-CLASS AND INVERSE GOVERNMENT LONG BOND FUND A-CLASS.

 **   ANNUALIZED.

*** PORTFOLIO TURNOVER RATE IS CALCULATED WITHOUT REGARD TO SHORT-TERM SECURITIES HAVING A MATURITY OF LESS THAN ONE YEAR.

  +   CALCULATED USING THE AVERAGE DAILY SHARES OUTSTANDING FOR THE PERIOD.

 ++ RATIOS TO AVERAGE NET ASSETS INCLUDE EXPENSES OF THE CORRESPONDING MASTER PORTFOLIO.

+++ INVERSE GOVERNMENT LONG BOND FUND--PER SHARE AMOUNTS FOR THE YEAR ENDED THROUGH MARCH 31, 2002 HAVE BEEN RESTATED TO REFLECT A 1:3 REVERSE STOCK SPLIT EFFECTIVE FEBRUARY 10, 2003.

  # EXPENSE RATIOS FOR THE PERIOD ENDED MARCH 31, 2004 ARE CALCULATED FOR ONE DAY ONLY AND ARE NOT INDICATIVE OF FUTURE CLASS PERFORMANCE.

  ^ THE INVERSE GOVERNMENT LONG BOND FUND HAS RESTATED ITS RATIOS OF GROSS AND NET EXPENSES TO AVERAGE NET ASSETS IN THE FINANCIAL HIGHLIGHTS IN ORDER TO REFLECT THE RECLASSIFICATION OF INTEREST EXPENSE FROM SECURITIES SOLD SHORT. THIS RESTATEMENT HAD NO EFFECT ON THE INVERSE GOVERNMENT LONG BOND FUND'S NET ASSET VALUE, PER SHARE VALUE, NET INVESTMENT INCOME RATIOS AND TOTAL INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS DURING ANY PERIOD.

ss.   OPERATING EXPENSES EXCLUDE INTEREST EXPENSE FROM SECURITIES SOLD SHORT.

  @   UNAUDITED.


                                 THE RYDEX SERIES FUNDS SEMI-ANNUAL REPORT | 113

--------------------------------------------------------------------------------

This table is presented to show selected data for a share outstanding throughout each period, and to assist shareholders in evaluating a Fund's performance for the periods presented.

                                                    NET REALIZED    NET INCREASE
                           NET ASSET       NET           AND         (DECREASE)     DISTRIBUTIONS  DISTRIBUTIONS
                             VALUE,    INVESTMENT    UNREALIZED     IN NET ASSET      FROM NET       FROM NET
                           BEGINNING     INCOME    GAINS (LOSSES)  VALUE RESULTING   INVESTMENT      REALIZED         TOTAL
                           OF PERIOD     (LOSS)+    ON SECURITIES  FROM OPERATIONS     INCOME      CAPITAL GAINS  DISTRIBUTIONS
-------------------------------------------------------------------------------------------------------------------------------
EUROPE ADVANTAGE FUND A-CLASS
   SEPTEMBER 30, 2006@      $ 20.06     $  .36       $   1.03         $   1.39        $    --        $  --           $    --
   March 31, 2006             17.14        .18           3.06             3.24             --          (.32)            (.32)
   March 31, 2005             14.98        .05           2.59             2.64           (.47)         (.01)            (.48)
   March 31, 2004*            14.98         --             --               --             --            --               --

EUROPE ADVANTAGE FUND C-CLASS
   SEPTEMBER 30, 2006@        19.25        .25           1.01             1.26             --            --               --
   March 31, 2006             16.57        .10           2.90             3.00             --          (.32)            (.32)
   March 31, 2005             14.62       (.09)          2.52             2.43           (.47)         (.01)            (.48)
   March 31, 2004              9.74      (1.18)          6.77             5.59             --          (.71)            (.71)
   March 31, 2003             15.22       (.10)         (5.38)           (5.48)            --            --               --
   March 31, 2002*            19.09       (.11)         (3.76)           (3.87)            --            --               --

EUROPE ADVANTAGE FUND H-CLASS
   SEPTEMBER 30, 2006@        20.06        .39           1.01             1.40             --            --               --
   March 31, 2006             17.13        .22           3.03             3.25             --          (.32)            (.32)
   March 31, 2005             14.98        .05           2.58             2.63           (.47)         (.01)            (.48)
   March 31, 2004              9.88      (1.65)          7.46             5.81             --          (.71)            (.71)
   March 31, 2003             15.30       (.02)         (5.40)           (5.42)            --            --               --
   March 31, 2002             17.72        .19          (2.61)           (2.42)            --            --               --

JAPAN ADVANTAGE FUND A-CLASS
   SEPTEMBER 30, 2006@        40.61        .16          (3.40)           (3.24)            --            --               --
   March 31, 2006             29.20        .74          10.67            11.41             --            --               --
   March 31, 2005             34.60        .05          (3.96)           (3.91)          (.56)         (.93)           (1.49)
   March 31, 2004*            34.60         --             --               --             --            --               --

JAPAN ADVANTAGE FUND C-CLASS
   SEPTEMBER 30, 2006@        39.47        .58          (3.87)           (3.29)            --            --               --
   March 31, 2006             28.61        .12          10.74            10.86             --            --               --
   March 31, 2005             34.18       (.25)         (3.83)           (4.08)          (.56)         (.93)           (1.49)
   March 31, 2004             18.96       (.80)         16.26            15.46             --          (.24)            (.24)
   March 31, 2003++           27.24       (.18)         (8.10)           (8.28)            --            --               --
   March 31, 2002*++          25.65       (.03)          1.62             1.59             --            --               --

JAPAN ADVANTAGE FUND H-CLASS
   SEPTEMBER 30, 2006@        40.64        .61          (3.85)           (3.24)            --            --               --
   March 31, 2006             29.22        .76          10.66            11.42             --            --               --
   March 31, 2005             34.60       (.05)         (3.84)           (3.89)          (.56)         (.93)           (1.49)
   March 31, 2004             19.05       (.40)         16.19            15.79             --          (.24)            (.24)
   March 31, 2003++           27.27       (.03)         (8.19)           (8.22)            --            --               --
   March 31, 2002++           39.12        .48         (12.33)          (11.85)            --            --               --

                                                                                  RATIOS TO
                                                                             AVERAGE NET ASSETS:
                                                                      ----------------------------------

                               NET INCREASE    NET ASSET                                          NET                 NET ASSETS,
                              (DECREASE) IN     VALUE,       TOTAL                            INVESTMENT  PORTFOLIO     END OF
                                NET ASSET       END OF    INVESTMENT    GROSS       NET         INCOME    TURNOVER   PERIOD (000'S
                                  VALUE         PERIOD      RETURN    EXPENSES   EXPENSES       (LOSS)     RATE***     OMITTED)
----------------------------------------------------------------------------------------------------------------------------------
EUROPE ADVANTAGE FUND A-CLASS
   SEPTEMBER 30, 2006@           $  1.39        $ 21.45      6.93%     1.54%**    1.54%**       3.52%**      232%      $   3,331
   March 31, 2006                   2.92          20.06     19.10%     1.67%      1.66%         1.02%        454%          1,378
   March 31, 2005                   2.16          17.14     17.56%     1.62%      1.62%         0.29%         --             180
   March 31, 2004*                    --          14.98      0.00%     0.00%**#   0.00%**#      0.00%**       --               1

EUROPE ADVANTAGE FUND C-CLASS
   SEPTEMBER 30, 2006@              1.26          20.51      6.55%     2.35%**    2.35%**       2.55%**      232%         11,079
   March 31, 2006                   2.68          19.25     18.30%     2.42%      2.41%         0.59%        454%          8,703
   March 31, 2005                   1.95          16.57     16.55%     2.37%      2.37%        (0.57)%        --           5,717
   March 31, 2004                   4.88          14.62     57.29%     2.47%      2.47%        (8.31)%        --           1,999
   March 31, 2003                  (5.48)          9.74    (36.01)%    2.45%      2.45%        (0.96)%        --           1,957
   March 31, 2002*                 (3.87)         15.22    (20.27)%    2.69%**    2.69%**      (0.82)%**      --             116

EUROPE ADVANTAGE FUND H-CLASS
   SEPTEMBER 30, 2006@              1.40          21.46      6.98%     1.67%**    1.67%**       3.73%**      232%         76,263
   March 31, 2006                   2.93          20.06     19.17%     1.64%      1.63%         1.21%        454%         46,066
   March 31, 2005                   2.15          17.13     17.49%     1.61%      1.61%         0.28%         --          62,957
   March 31, 2004                   5.10          14.98     58.72%     1.73%      1.73%       (11.25)%        --          35,914
   March 31, 2003                  (5.42)          9.88    (35.42)%    1.68%      1.68%        (0.13)%        --           4,698
   March 31, 2002                  (2.42)         15.30    (13.66)%    1.76%      1.76%         1.18%         --           9,697

JAPAN ADVANTAGE FUND A-CLASS
   SEPTEMBER 30, 2006@             (3.24)         37.37     (7.98)%    1.66%**    1.66%**       0.81%**       --           4,484
   March 31, 2006                  11.41          40.61     39.08%     1.67%      1.66%         2.20%         --           3,432
   March 31, 2005                  (5.40)         29.20    (11.31)%    1.62%      1.62%         0.15%         --             280
   March 31, 2004*                    --          34.60      0.00%     0.00%**#   0.00%**#      0.00%**       --              55

JAPAN ADVANTAGE FUND C-CLASS
   SEPTEMBER 30, 2006@             (3.29)         36.18     (8.34)%    2.39%**    2.39%**       3.01%**       --           7,536
   March 31, 2006                  10.86          39.47     37.96%     2.43%      2.42%         1.49%         --          13,082
   March 31, 2005                  (5.57)         28.61    (11.96)%    2.38%      2.38%        (0.83)%        --           3,381
   March 31, 2004                  15.22          34.18     81.72%     2.42%      2.42%        (2.85)%        --           5,572
   March 31, 2003++                (8.28)         18.96    (30.40)%    2.36%      2.36%        (0.68)%        --               9
   March 31, 2002*++                1.59          27.24      6.20%     2.20%**    2.20%**      (0.72)%**      --              12

JAPAN ADVANTAGE FUND H-CLASS
   SEPTEMBER 30, 2006@             (3.24)         37.40     (7.97)%    1.64%**    1.64%**       3.01%**       --          38,651
   March 31, 2006                  11.42          40.64     39.08%     1.67%      1.66%         2.19%         --         111,896
   March 31, 2005                  (5.38)         29.22    (11.25)%    1.63%      1.63%        (0.17)%        --          34,972
   March 31, 2004                  15.55          34.60     83.07%     1.66%      1.66%         1.46%         --         177,760
   March 31, 2003++                (8.22)         19.05    (30.14)%    1.69%      1.69%        (0.06)%        --           2,683
   March 31, 2002++               (11.85)         27.27    (30.29)%    1.84%      1.84%         1.44%         --          23,873

  * SINCE THE COMMENCEMENT OF OPERATIONS: MAY 10, 2001--EUROPE ADVANTAGE C-CLASS; MARCH 1, 2002--JAPAN ADVANTAGE FUND C-CLASS; MARCH 31, 2004--EUROPE ADVANTAGE FUND A-CLASS AND JAPAN ADVANTAGE FUND A-CLASS.

 **   ANNUALIZED.

*** PORTFOLIO TURNOVER RATE IS CALCULATED WITHOUT REGARD TO SHORT-TERM SECURITIES HAVING A MATURITY OF LESS THAN ONE YEAR.

  +   CALCULATED USING THE AVERAGE DAILY SHARES OUTSTANDING FOR THE PERIOD.

 ++ JAPAN ADVANTAGE FUND--PER SHARE AMOUNTS FOR THE PERIODS ENDED MARCH 31, 2002 THROUGH MARCH 31, 2003 HAVE BEEN RESTATED TO REFLECT A 1:3 REVERSE STOCK SPLIT EFFECTIVE APRIL 21, 2003.

  # EXPENSE RATIOS FOR THE PERIOD ENDED MARCH 31, 2004 ARE CALCULATED FOR ONE DAY ONLY AND ARE NOT INDICATIVE OF FUTURE CLASS PERFORMANCE.

  @   UNAUDITED.


114 | THE RYDEX SERIES FUNDS SEMI-ANNUAL REPORT

--------------------------------------------------------------------------------

This table is presented to show selected data for a share outstanding throughout each period, and to assist shareholders in evaluating a Fund's performance for the periods presented.

                                                  NET REALIZED    NET INCREASE
                          NET ASSET      NET           AND         (DECREASE)     DISTRIBUTIONS   DISTRIBUTIONS
                           VALUE,    INVESTMENT    UNREALIZED     IN NET ASSET      FROM NET        FROM NET
                          BEGINNING    INCOME    GAINS (LOSSES)  VALUE RESULTING   INVESTMENT       REALIZED          TOTAL
                          OF PERIOD    (LOSS)+    ON SECURITIES  FROM OPERATIONS     INCOME       CAPITAL GAINS   DISTRIBUTIONS
-------------------------------------------------------------------------------------------------------------------------------
SMALL-CAP VALUE FUND A-CLASS
    SEPTEMBER 30, 2006@    $ 33.40     $  .06       $  (1.71)       $  (1.65)      $  --             $   --          $    --
    March 31, 2006           28.22       (.03)          5.71            5.68          --               (.50)            (.50)
    March 31, 2005*          25.28       (.06)          3.13            3.07          --               (.13)            (.13)

SMALL-CAP VALUE FUND C-CLASS
    SEPTEMBER 30, 2006@      32.85       (.03)         (1.72)          (1.75)         --                 --               --
    March 31, 2006           28.01       (.18)          5.52            5.34          --               (.50)            (.50)
    March 31, 2005           25.59       (.24)          2.79            2.55          --               (.13)            (.13)
    March 31, 2004*          25.00       (.05)           .64             .59          --                 --               --

SMALL-CAP VALUE FUND H-CLASS
    SEPTEMBER 30, 2006@      33.38        .06          (1.72)          (1.66)         --                 --               --
    March 31, 2006           28.24        .06           5.58            5.64          --               (.50)            (.50)
    March 31, 2005           25.62       (.01)          2.76            2.75          --               (.13)            (.13)
    March 31, 2004*          25.00       (.01)           .63             .62          --                 --               --

MID-CAP VALUE FUND A-CLASS
    SEPTEMBER 30, 2006@      31.83        .20           (.11)            .09          --                 --               --
    March 31, 2006           27.49        .06           4.47            4.53         (--)ss.           (.19)            (.19)
    March 31, 2005*          24.58        .11           2.91            3.02         (--)ss.ss.        (.11)            (.11)

MID-CAP VALUE FUND C-CLASS
    SEPTEMBER 30, 2006@      31.34        .07           (.09)           (.02)         --                 --               --
    March 31, 2006           27.29       (.10)          4.34            4.24         (--)ss.           (.19)            (.19)
    March 31, 2005           25.11       (.07)          2.36            2.29         (--)ss.ss.        (.11)            (.11)
    March 31, 2004*          25.00       (.02)           .13             .11          --                 --               --

MID-CAP VALUE FUND H-CLASS
    SEPTEMBER 30, 2006@      31.82        .21           (.11)            .10          --                 --               --
    March 31, 2006           27.49        .07           4.45            4.52         (--)ss.           (.19)            (.19)
    March 31, 2005           25.13        .21           2.26            2.47         (--)ss.ss.        (.11)            (.11)
    March 31, 2004*          25.00        .01            .12             .13          --                 --               --

LARGE-CAP VALUE FUND A-CLASS
    SEPTEMBER 30, 2006@      29.12        .16           1.09            1.25          --                 --               --
    March 31, 2006           26.56        .19           2.77            2.96          --               (.40)            (.40)
    March 31, 2005*          24.68        .12           1.81            1.93         (--)ss.ss.        (.05)            (.05)

LARGE-CAP VALUE FUND C-CLASS
    SEPTEMBER 30, 2006@      28.67        .04           1.07            1.11          --                 --               --
    March 31, 2006           26.38        .04           2.65            2.69          --               (.40)            (.40)
    March 31, 2005           24.85        .01           1.57            1.58         (--)ss.ss.        (.05)            (.05)
    March 31, 2004*          25.00       (.02)          (.13)           (.15)         --                 --               --

                                                                            RATIOS TO
                                                                       AVERAGE NET ASSETS:
                                                                       -------------------

                               NET INCREASE    NET ASSET                            NET                     NET ASSETS,
                              (DECREASE) IN     VALUE,      TOTAL                INVESTMENT    PORTFOLIO      END OF
                                NET ASSET       END OF    INVESTMENT    TOTAL      INCOME       TURNOVER   PERIOD (000'S
                                  VALUE         PERIOD      RETURN    EXPENSES     (LOSS)       RATE***      OMITTED)
------------------------------------------------------------------------------------------------------------------------
SMALL-CAP VALUE FUND A-CLASS
    SEPTEMBER 30, 2006@          $  (1.65)      $ 31.75     (4.94)%    1.53%**     0.39%**        354%      $  1,183
    March 31, 2006                   5.18         33.40     20.35%     1.46%      (0.11)%         806%           335
    March 31, 2005*                  2.94         28.22     12.14%     1.43%**    (0.37)%**       744%           714

SMALL-CAP VALUE FUND C-CLASS
    SEPTEMBER 30, 2006@             (1.75)        31.10     (5.33)%    2.24%**    (0.18)%**       354%        14,166
    March 31, 2006                   4.84         32.85     19.29%     2.27%      (0.60)%         806%        18,779
    March 31, 2005                   2.42         28.01      9.96%     2.21%      (0.89)%         744%        12,119
    March 31, 2004*                   .59         25.59      2.36%     2.11%**    (1.68)%**       177%         2,207

SMALL-CAP VALUE FUND H-CLASS
    SEPTEMBER 30, 2006@             (1.66)        31.72     (4.97)%    1.48%**     0.36%**        354%        44,471
    March 31, 2006                   5.14         33.38     20.20%     1.50%       0.19%          806%       102,448
    March 31, 2005                   2.62         28.24     10.73%     1.47%      (0.04)%         744%        75,748
    March 31, 2004*                   .62         25.62      2.48%     1.41%**    (0.21)%**       177%        19,900

MID-CAP VALUE FUND A-CLASS
    SEPTEMBER 30, 2006@               .09         31.92      0.28%     1.51%**     1.25%**        346%         1,347
    March 31, 2006                   4.34         31.83     16.51%     1.48%       0.21%          558%         1,480
    March 31, 2005*                  2.91         27.49     12.29%     1.42%**     0.69%**        731%           312

MID-CAP VALUE FUND C-CLASS
    SEPTEMBER 30, 2006@              (.02)        31.32     (0.06)%    2.25%**     0.46%**        346%         5,502
    March 31, 2006                   4.05         31.34     15.57%     2.25%      (0.35)%         558%         7,270
    March 31, 2005                   2.18         27.29      9.12%     2.21%      (0.28)%         731%         8,831
    March 31, 2004*                   .11         25.11      0.44%     2.11%**    (0.50)%**       172%           710

MID-CAP VALUE FUND H-CLASS
    SEPTEMBER 30, 2006@               .10         31.92      0.31%     1.50%**     1.35%**        346%        24,137
    March 31, 2006                   4.33         31.82     16.47%     1.48%       0.25%          558%        31,340
    March 31, 2005                   2.36         27.49      9.83%     1.46%       0.77%          731%       115,660
    March 31, 2004*                   .13         25.13      0.52%     1.41%**     0.19%**        172%        18,064

LARGE-CAP VALUE FUND A-CLASS
    SEPTEMBER 30, 2006@              1.25         30.37      4.29%     1.51%**     1.04%**        278%         1,407
    March 31, 2006                   2.56         29.12     11.20%     1.47%       0.70%         1054%           713
    March 31, 2005*                  1.88         26.56      7.82%     1.43%**     0.77%**        747%           211

LARGE-CAP VALUE FUND C-CLASS
    SEPTEMBER 30, 2006@              1.11         29.78      3.87%     2.24%**     0.27%**        278%         4,091
    March 31, 2006                   2.29         28.67     10.25%     2.26%       0.14%        1,054%         4,344
    March 31, 2005                   1.53         26.38      6.35%     2.20%       0.03%          747%         4,636
    March 31, 2004*                  (.15)        24.85     (0.60)%    2.10%**    (0.53)%**       202%         2,612

     * SINCE THE COMMENCEMENT OF OPERATIONS: FEBRUARY 20, 2004--SMALL-CAP VALUE FUND C-CLASS, SMALL-CAP VALUE FUND H-CLASS, MID-CAP VALUE FUND C-CLASS, MID-CAP VALUE FUND H-CLASS AND LARGE-CAP VALUE FUND C-CLASS; SEPTEMBER 1, 2004--SMALL-CAP VALUE FUND A-CLASS, MID-CAP VALUE FUND A-CLASS AND LARGE-CAP VALUE FUND A-CLASS.

    **  ANNUALIZED.

   *** PORTFOLIO TURNOVER RATE IS CALCULATED WITHOUT REGARD TO SHORT-TERM SECURITIES HAVING A MATURITY OF LESS THAN ONE YEAR.

     +  CALCULATED USING THE AVERAGE DAILY SHARES OUTSTANDING FOR THE PERIOD.

   ss. LESS THAN $.01 PER SHARE: MID-CAP VALUE FUND A-CLASS, C-CLASS AND H-CLASS ACTUAL AMOUNT= $.0040.

ss.ss. LESS THAN $.01 PER SHARE: MID-CAP VALUE FUND A-CLASS, C-CLASS AND H-CLASS ACTUAL AMOUNT = $.0007; LARGE-CAP VALUE FUND A-CLASS AND C-CLASS ACTUAL AMOUNT = $.0001.

     @  UNAUDITED.


                                 THE RYDEX SERIES FUNDS SEMI-ANNUAL REPORT | 115

--------------------------------------------------------------------------------

This table is presented to show selected data for a share outstanding throughout each period, and to assist shareholders in evaluating a Fund's performance for the periods presented.

                                                   NET REALIZED    NET INCREASE
                           NET ASSET      NET           AND         (DECREASE)     DISTRIBUTIONS  DISTRIBUTIONS
                            VALUE,    INVESTMENT    UNREALIZED     IN NET ASSET      FROM NET       FROM NET
                          BEGINNING     INCOME    GAINS (LOSSES)  VALUE RESULTING   INVESTMENT      REALIZED          TOTAL
                           OF PERIOD    (LOSS)+    ON SECURITIES  FROM OPERATIONS     INCOME      CAPITAL GAINS   DISTRIBUTIONS
-------------------------------------------------------------------------------------------------------------------------------
LARGE-CAP VALUE FUND H-CLASS
    SEPTEMBER 30, 2006@     $ 29.12    $  .14       $   1.11         $   1.25        $    --        $   --          $    --
    March 31, 2006            26.56       .23           2.73             2.96             --          (.40)            (.40)
    March 31, 2005            24.87       .16           1.58             1.74            (--)ss.      (.05)            (.05)
    March 31, 2004*           25.00       .01           (.14)            (.13)            --            --               --

SMALL-CAP GROWTH FUND A-CLASS
    SEPTEMBER 30, 2006@       32.25      (.15)         (2.85)           (3.00)            --            --               --
    March 31, 2006            27.96      (.18)          5.27             5.09             --          (.80)            (.80)
    March 31, 2005*           24.43      (.12)          3.90             3.78             --          (.25)            (.25)

SMALL-CAP GROWTH FUND C-CLASS
    SEPTEMBER 30, 2006@       31.82      (.30)         (2.77)           (3.07)            --            --               --
    March 31, 2006            27.78      (.47)          5.31             4.84             --          (.80)            (.80)
    March 31, 2005            25.33      (.44)          3.14             2.70             --          (.25)            (.25)
    March 31, 2004*           25.00      (.04)           .37              .33             --            --               --

SMALL-CAP GROWTH FUND H-CLASS
    SEPTEMBER 30, 2006@       32.27      (.17)         (2.83)           (3.00)            --            --               --
    March 31, 2006            27.97      (.22)          5.32             5.10             --          (.80)            (.80)
    March 31, 2005            25.34      (.23)          3.11             2.88             --          (.25)            (.25)
    March 31, 2004*           25.00      (.02)           .36              .34             --            --               --

MID-CAP GROWTH FUND A-CLASS
    SEPTEMBER 30, 2006@       31.94      (.16)         (2.95)           (3.11)            --            --               --
    March 31, 2006            26.85      (.17)          5.39             5.22             --          (.13)            (.13)
    March 31, 2005*           23.91      (.09)          3.04             2.95             --          (.01)            (.01)

MID-CAP GROWTH FUND C-CLASS
    SEPTEMBER 30, 2006@       31.47      (.26)         (2.91)           (3.17)            --            --               --
    March 31, 2006            26.66      (.42)          5.36             4.94             --          (.13)            (.13)
    March 31, 2005            25.15      (.37)          1.89             1.52             --          (.01)            (.01)
    March 31, 2004*           25.00      (.05)           .20              .15             --            --               --

MID-CAP GROWTH FUND H-CLASS
    SEPTEMBER 30, 2006@       31.95      (.16)         (2.94)           (3.10)            --            --               --
    March 31, 2006            26.86      (.19)          5.41             5.22             --          (.13)            (.13)
    March 31, 2005            25.17      (.17)          1.87             1.70             --          (.01)            (.01)
    March 31, 2004*           25.00      (.02)           .19              .17             --            --               --

LARGE-CAP GROWTH FUND A-CLASS
    SEPTEMBER 30, 2006@       26.11      (.10)          (.37)            (.47)            --            --               --
    March 31, 2006            24.48      (.07)          1.72             1.65             --          (.02)            (.02)
    March 31, 2005*           23.44       .09            .95             1.04             --           (--)ss.          (--)ss.

                                                                          RATIOS TO
                                                                     AVERAGE NET ASSETS:
                                                                    ---------------------

                               NET INCREASE    NET ASSET                          NET                     NET ASSETS,
                               (DECREASE) IN    VALUE,     TOTAL               INVESTMENT    PORTFOLIO      END OF
                                 NET ASSET      END OF   INVESTMENT   TOTAL      INCOME      TURNOVER    PERIOD (000'S
                                   VALUE        PERIOD     RETURN   EXPENSES     (LOSS)       RATE***      OMITTED)
----------------------------------------------------------------------------------------------------------------------
LARGE-CAP VALUE FUND H-CLASS
    SEPTEMBER 30, 2006@          $   1.25       $ 30.37     4.29%     1.52%**     0.96%**        278%      $164,901
    March 31, 2006                   2.56         29.12    11.20%     1.49%       0.82%        1,054%        56,005
    March 31, 2005                   1.69         26.56     6.99%     1.47%       0.63%          747%        24,974
    March 31, 2004*                  (.13)        24.87    (0.52)%    1.41%**     0.34%**        202%         8,094

SMALL-CAP GROWTH FUND A-CLASS
    SEPTEMBER 30, 2006@             (3.00)        29.25    (9.30)%    1.50%**    (0.99)%**       203%           777
    March 31, 2006                   4.29         32.25    18.41%     1.47%      (0.61)%       1,003%           943
    March 31, 2005*                  3.53         27.96    15.49%     1.43%**    (0.74)%**       983%            76

SMALL-CAP GROWTH FUND C-CLASS
    SEPTEMBER 30, 2006@             (3.07)        28.75    (9.65)%    2.25%**    (1.90)%**       203%         1,778
    March 31, 2006                   4.04         31.82    17.63%     2.27%      (1.57)%       1,003%         5,972
    March 31, 2005                   2.45         27.78    10.68%     2.21%      (1.58)%         983%         2,710
    March 31, 2004*                   .33         25.33     1.32%     2.08%**    (1.31)%**       117%         2,505

SMALL-CAP GROWTH FUND H-CLASS
    SEPTEMBER 30, 2006@             (3.00)        29.27    (9.30)%    1.49%**    (1.05)%**       203%        30,338
    March 31, 2006                   4.30         32.27    18.44%     1.50%      (0.73)%       1,003%        73,489
    March 31, 2005                   2.63         27.97    11.38%     1.46%      (0.84)%         983%        26,145
    March 31, 2004*                   .34         25.34     1.36%     1.41%**    (0.85)%**       117%         2,544

MID-CAP GROWTH FUND A-CLASS
    SEPTEMBER 30, 2006@             (3.11)        28.83    (9.74)%    1.51%**    (1.04)%**       213%         1,488
    March 31, 2006                   5.09         31.94    19.47%     1.48%      (0.60)%         681%         1,530
    March 31, 2005*                  2.94         26.85    12.33%     1.46%**    (0.58)%**     1,211%           553

MID-CAP GROWTH FUND C-CLASS
    SEPTEMBER 30, 2006@             (3.17)        28.30   (10.07)%    2.24%**    (1.76)%**       213%         2,521
    March 31, 2006                   4.81         31.47    18.55%     2.26%      (1.43)%         681%         3,305
    March 31, 2005                   1.51         26.66     6.04%     2.21%      (1.43)%       1,211%         2,313
    March 31, 2004*                   .15         25.15     0.60%     2.10%**    (1.50)%**       356%         1,172

MID-CAP GROWTH FUND H-CLASS
    SEPTEMBER 30, 2006@             (3.10)        28.85    (9.70)%    1.49%**    (1.05)%**       213%        15,872
    March 31, 2006                   5.09         31.95    19.46%     1.50%      (0.63)%         681%        48,888
    March 31, 2005                   1.69         26.86     6.75%     1.46%      (0.66)%       1,211%        23,733
    March 31, 2004*                   .17         25.17     0.68%     1.41%**    (0.75)%**       356%           625

LARGE-CAP GROWTH FUND A-CLASS
    SEPTEMBER 30, 2006@              (.47)        25.64    (1.80)%    1.53%**    (0.77)%**       460%         1,589
    March 31, 2006                   1.63         26.11     6.76%     1.48%      (0.29)%       1,276%           914
    March 31, 2005*                  1.04         24.48     4.45%     1.45%**     0.62%**      2,018%            74

  * SINCE THE COMMENCEMENT OF OPERATIONS: FEBRUARY 20, 2004--LARGE CAP VALUE FUND H-CLASS, SMALL-CAP GROWTH FUND C-CLASS, SMALL-CAP GROWTH FUND H-CLASS, MID-CAP GROWTH FUND C-CLASS AND MID-CAP GROWTH FUND H-CLASS; SEPTEMBER 1, 2004--SMALL-CAP GROWTH FUND A-CLASS, MID-CAP GROWTH FUND A-CLASS AND LARGE-CAP GROWTH FUND A-CLASS.

 **   ANNUALIZED.

*** PORTFOLIO TURNOVER RATE IS CALCULATED WITHOUT REGARD TO SHORT-TERM SECURITIES HAVING A MATURITY OF LESS THAN ONE YEAR.

ss. LESS THAN $.01 PER SHARE: LARGE-CAP VALUE FUND H-CLASS ACTUAL AMOUNT = $.0001; LARGE-CAP GROWTH FUND A-CLASS ACTUAL AMOUNT = $.0042.

  +   CALCULATED USING THE AVERAGE DAILY SHARES OUTSTANDING FOR THE PERIOD.

  @   UNAUDITED.


116 | THE RYDEX SERIES FUNDS SEMI-ANNUAL REPORT

--------------------------------------------------------------------------------

This table is presented to show selected data for a share outstanding throughout each period, and to assist shareholders in evaluating a Fund's performance for the periods presented.

                                                     NET REALIZED    NET INCREASE
                            NET ASSET       NET           AND         (DECREASE)     DISTRIBUTIONS   DISTRIBUTIONS
                             VALUE,     INVESTMENT    UNREALIZED     IN NET ASSET      FROM NET        FROM NET
                            BEGINNING     INCOME    GAINS (LOSSES)  VALUE RESULTING   INVESTMENT       REALIZED          TOTAL
                            OF PERIOD     (LOSS)+    ON SECURITIES  FROM OPERATIONS     INCOME       CAPITAL GAINS   DISTRIBUTIONS
----------------------------------------------------------------------------------------------------------------------------------
LARGE-CAP GROWTH FUND C-CLASS
   SEPTEMBER 30, 2006@       $25.74       $ (.20)      $   (.37)        $   (.57)            --        $   --          $    --
   March 31, 2006             24.30         (.26)          1.72             1.46             --          (.02)            (.02)
   March 31, 2005             24.18         (.01)           .13              .12             --           (--)ss.          (--)ss.
   March 31, 2004*            25.00         (.05)          (.77)            (.82)            --            --               --

LARGE-CAP GROWTH FUND H-CLASS
   SEPTEMBER 30, 2006@        26.11         (.10)          (.37)            (.47)            --            --               --
   March 31, 2006             24.49         (.05)          1.69             1.64             --          (.02)            (.02)
   March 31, 2005             24.18          .37           (.06)             .31             --           (--)ss.          (--)ss.
   March 31, 2004*            25.00           --           (.82)            (.82)            --            --               --

DYNAMIC STRENGTHENING DOLLAR FUND A-CLASS
   SEPTEMBER 30, 2006@        27.74          .44          (1.76)           (1.32)            --            --               --
   March 31, 2006*            25.00          .50           2.37             2.87           (.13)           --             (.13)

DYNAMIC STRENGTHENING DOLLAR FUND C-CLASS
   SEPTEMBER 30, 2006         27.56          .34          (1.76)           (1.42)            --            --               --
   March 31, 2006*            25.00          .36           2.33             2.69           (.13)           --             (.13)

DYNAMIC STRENGTHENING DOLLAR FUND H-CLASS
   SEPTEMBER 30, 2006         27.71          .44          (1.76)           (1.32)            --            --               --
   March 31, 2006*            25.00          .51           2.33             2.84           (.13)           --             (.13)

DYNAMIC WEAKENING DOLLAR FUND A-CLASS
   SEPTEMBER 30, 2006@        22.70          .43           1.25             1.68             --            --               --
   March 31, 2006*            25.00          .51          (2.67)           (2.16)          (.14)           --             (.14)

DYNAMIC WEAKENING DOLLAR FUND C-CLASS
   SEPTEMBER 30, 2006@        22.55          .33           1.25             1.58             --            --               --
   March 31, 2006*            25.00          .34          (2.65)           (2.31)          (.14)           --             (.14)

DYNAMIC WEAKENING DOLLAR FUND H-CLASS
   SEPTEMBER 30, 2006@        22.69          .43           1.25             1.68             --            --               --
   March 31, 2006*            25.00          .49          (2.66)           (2.17)          (.14)           --             (.14)

                                                                          RATIOS TO
                                                                     AVERAGE NET ASSETS:
                                                                    ---------------------

                               NET INCREASE    NET ASSET                           NET                    NET ASSETS,
                              (DECREASE) IN     VALUE,     TOTAL               INVESTMENT    PORTFOLIO      END OF
                                NET ASSET       END OF   INVESTMENT   TOTAL      INCOME      TURNOVER    PERIOD (000'S
                                  VALUE         PERIOD     RETURN   EXPENSES     (LOSS)       RATE***      OMITTED)
----------------------------------------------------------------------------------------------------------------------
LARGE-CAP GROWTH FUND C-CLASS
   SEPTEMBER 30, 2006@           $   (.57)      $ 25.17     (2.21)%   2.30%**    (1.59)%**       460%      $  14,098
   March 31, 2006                    1.44         25.74      6.03%    2.23%      (1.04)%       1,276%          5,249
   March 31, 2005                     .12         24.30      0.51%    2.20%      (0.06)%       2,018%         19,703
   March 31, 2004*                   (.82)        24.18     (3.28)%   2.08%**    (1.25)%**       296%             --

LARGE-CAP GROWTH FUND H-CLASS
   SEPTEMBER 30, 2006@               (.47)        25.64     (1.80)%   1.54%**    (0.79)%**       460%         64,441
   March 31, 2006                    1.62         26.11      6.71%    1.49%      (0.19)%       1,276%         32,258
   March 31, 2005                     .31         24.49      1.30%    1.47%       1.52%        2,018%         11,762
   March 31, 2004*                   (.82)        24.18     (3.28)%   1.41%**    (0.16)%**       296%            793

DYNAMIC STRENGTHENING DOLLAR FUND A-CLASS
   SEPTEMBER 30, 2006@              (1.32)        26.42     (4.76)%   1.67%**     3.50%**         --             481
   March 31, 2006*                   2.74         27.74     11.47%    1.68%**     2.17%**         --              91

DYNAMIC STRENGTHENING DOLLAR FUND C-CLASS
   SEPTEMBER 30, 2006               (1.42)        26.14     (5.15)%   2.42%**     2.69%**         --           2,676
   March 31, 2006*                   2.56         27.56     10.75%    2.41%**     1.51%**         --             769

DYNAMIC STRENGTHENING DOLLAR FUND H-CLASS
   SEPTEMBER 30, 2006               (1.32)        26.39     (4.76)%   1.67%**     3.45%**         --          23,905
   March 31, 2006*                   2.71         27.71     11.35%    1.66%**     2.19%**         --           7,270

DYNAMIC WEAKENING DOLLAR FUND A-CLASS
   SEPTEMBER 30, 2006@               1.68         24.38      7.40%    1.67%**     3.53%**         --          11,888
   March 31, 2006*                  (2.30)        22.70     (8.65)%   1.70%**     2.66%**         --           2,989

DYNAMIC WEAKENING DOLLAR FUND C-CLASS
   SEPTEMBER 30, 2006@               1.58         24.13      7.01%    2.42%**     2.74%**         --          13,363
   March 31, 2006*                  (2.45)        22.55     (9.25)%   2.46%**     1.79%**         --           3,916

DYNAMIC WEAKENING DOLLAR FUND H-CLASS
   SEPTEMBER 30, 2006@               1.68         24.37      7.40%    1.67%**     3.48%**         --         132,128
   March 31, 2006*                  (2.31)        22.69     (8.69)%   1.68%**     2.53%**         --          51,710

  * SINCE THE COMMENCEMENT OF OPERATIONS: FEBRUARY 20, 2004--LARGE-CAP GROWTH FUND C-CLASS AND LARGE-CAP GROWTH FUND H-CLASS; MAY 25, 2005--DYNAMIC WEAKENING DOLLAR FUND A-CLASS, DYNAMIC WEAKENING DOLLAR FUND C-CLASS, DYNAMIC WEAKENING DOLLAR FUND H-CLASS, DYNAMIC STRENGTHENING DOLLAR FUND A-CLASS, DYNAMIC STRENGTHENING DOLLAR FUND C-CLASS AND DYNAMIC STRENGTHENING DOLLAR FUND H-CLASS.

 **   ANNUALIZED.

*** PORTFOLIO TURNOVER RATE IS CALCULATED WITHOUT REGARD TO SHORT-TERM SECURITIES HAVING A MATURITY OF LESS THAN ONE YEAR.

  +   CALCULATED USING THE AVERAGE DAILY SHARES OUTSTANDING FOR THE PERIOD.

ss. LESS THAN $.01 PER SHARE: LARGE-CAP GROWTH FUND C-CLASS AND H-CLASS ACTUAL AMOUNT = $.0042.

  @   UNAUDITED.


                                 THE RYDEX SERIES FUNDS SEMI-ANNUAL REPORT | 117

FINANCIAL HIGHLIGHTS  (CONCLUDED)
--------------------------------------------------------------------------------

This table is presented to show selected data for a share outstanding throughout each period, and to assist shareholders in evaluating a Fund's performance for the periods presented.

                                                           NET
                                                         REALIZED
                                                           AND
                                                        UNREALIZED
                            NET ASSET         NET         GAINS       (DECREASE)     DISTRIBUTIONS    DISTRIBUTIONS
                             VALUE,       INVESTMENT     (LOSSES)    IN NET ASSET      FROM NET         FROM NET
                            BEGINNING       INCOME          ON      VALUE RESULTING   INVESTMENT        REALIZED         TOTAL
                            OF PERIOD       (LOSS)+     SECURITIES  FROM OPERATIONS     INCOME        CAPITAL GAINS  DISTRIBUTIONS
------------------------------------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT MONEY MARKET FUND INVESTOR CLASS
   SEPTEMBER 30, 2006@      $  1.00      $.02             $   --     $ .02           $(.02)               $ --       $(.02)
   March 31, 2006              1.00       .03                 --       .03            (.03)                 --        (.03)
   March 31, 2005              1.00       .01                 --       .01            (.01)                 --        (.01)
   March 31, 2004              1.00        --ss.ss.           --        --ss.ss.       (--)ss.ss.           --         (--)ss.ss.
   March 31, 2003              1.00       .01                 --       .01            (.01)                 --        (.01)
   March 31, 2002              1.00       .02                 --       .02            (.02)                 --        (.02)

U.S. GOVERNMENT MONEY MARKET FUND ADVISOR CLASS
   SEPTEMBER 30, 2006@         1.00       .02                 --       .02            (.02)                 --        (.02)
   March 31, 2006              1.00       .02                 --       .02            (.02)                 --        (.02)
   March 31, 2005              1.00        --ss.              --        --ss.          (--)ss.              --         (--)ss.
   March 31, 2004              1.00        --ss.ss.           --        --ss.ss.       (--)ss.ss.           --         (--)ss.ss.
   March 31, 2003              1.00        --ss.ss.ss.        --        --ss.ss.ss.    (--)ss.ss.ss.        --         (--)ss.ss.ss.
   March 31, 2002              1.00       .02                 --       .02            (.02)                 --        (.02)

U.S. GOVERNMENT MONEY MARKET FUND A-CLASS
   SEPTEMBER 30, 2006@         1.00       .02                 --       .02            (.02)                 --        (.02)
   March 31, 2006              1.00       .03                 --       .03            (.03)                 --        (.03)
   March 31, 2005              1.00       .01                 --       .01            (.01)                 --        (.01)
   March 31, 2004*             1.00        --                 --        --              --                  --          --

U.S. GOVERNMENT MONEY MARKET FUND C-CLASS
   SEPTEMBER 30, 2006@         1.00       .02                 --       .02            (.02)                 --        (.02)
   March 31, 2006              1.00       .02                 --       .02            (.02)                 --        (.02)
   March 31, 2005              1.00        --ss.              --        --ss.          (--)ss.              --         (--)ss.
   March 31, 2004              1.00        --ss.ss.           --        --ss.ss.       (--)ss.ss.           --         (--)ss.ss.
   March 31, 2003              1.00        --ss.ss.ss.        --        --ss.ss.ss.    (--)ss.ss.ss.        --         (--)ss.ss.ss.
   March 31, 2002              1.00       .01                 --       .01            (.01)                 --        (.01)

                                                                                  RATIOS TO
                                                                             AVERAGE NET ASSETS:
                                                                      ---------------------------------

                                NET INCREASE   NET ASSET                                        NET                   NET ASSETS,
                               (DECREASE) IN    VALUE,       TOTAL                           INVESTMENT   PORTFOLIO     END OF
                                  NET ASSET     END OF    INVESTMENT   GROSS        NET        INCOME     TURNOVER   PERIOD (000'S
                                    VALUE       PERIOD      RETURN    EXPENSES   EXPENSES      (LOSS)      RATE***     OMITTED)
----------------------------------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT MONEY MARKET FUND INVESTOR CLASS
   SEPTEMBER 30, 2006@               --         $ 1.00       2.04%     0.91%**    0.91%**      4.09%**       --       $1,064,152
   March 31, 2006                    --           1.00       2.79%     0.88%      0.88%        2.74%         --          975,088
   March 31, 2005                    --           1.00       0.82%     0.87%      0.87%        0.81%         --        1,196,009
   March 31, 2004                    --           1.00       0.18%     0.90%      0.90%        0.18%         --        1,057,062
   March 31, 2003                    --           1.00       0.71%     0.92%      0.92%        0.71%         --        1,218,676
   March 31, 2002                    --           1.00       2.35%     0.85%      0.85%        2.23%         --          979,433

U.S. GOVERNMENT MONEY MARKET FUND ADVISOR CLASS
   SEPTEMBER 30, 2006@               --           1.00       1.79%     1.41%**    1.41%**      3.62%**       --          146,317
   March 31, 2006                    --           1.00       2.28%     1.39%      1.39%        2.21%         --          151,828
   March 31, 2005                    --           1.00       0.43%     1.38%      1.25%        0.39%         --          245,890
   March 31, 2004                    --           1.00       0.01%     1.38%      1.08%        0.01%         --          249,599
   March 31, 2003                    --           1.00       0.27%     1.41%      1.37%        0.32%         --          187,513
   March 31, 2002                    --           1.00       1.84%     1.32%      1.32%        1.87%         --          371,356

U.S. GOVERNMENT MONEY MARKET FUND A-CLASS
   SEPTEMBER 30, 2006@               --           1.00       1.92%     1.16%**    1.16%**      3.82%**       --           12,617
   March 31, 2006                    --           1.00       2.51%     1.15%      1.15%        2.66%         --           14,324
   March 31, 2005                    --           1.00       0.59%     1.10%      1.10%        0.93%         --            7,335
   March 31, 2004*                   --           1.00       0.00%     0.00%**#   0.00%**#     0.00%**       --                1

U.S. GOVERNMENT MONEY MARKET FUND C-CLASS
   SEPTEMBER 30, 2006@               --           1.00       1.54%     1.91%**    1.91%**      3.09%**       --          113,419
   March 31, 2006                    --           1.00       1.76%     1.89%      1.89%        1.72%         --          131,045
   March 31, 2005                    --           1.00       0.19%     1.87%      1.51%        0.19%         --          155,668
   March 31, 2004                    --           1.00       0.01%     1.90%      1.08%        0.01%         --          131,704
   March 31, 2003                    --           1.00       0.08%     1.91%      1.50%        0.06%         --          201,745
   March 31, 2002                    --           1.00       1.35%     1.80%      1.80%        1.13%         --           47,920

        * SINCE THE COMMENCEMENT OF OPERATIONS: MARCH 31, 2004--U.S. GOVERNMENT MONEY MARKET FUND A-CLASS.

       **   ANNUALIZED.

      *** PORTFOLIO TURNOVER RATE IS CALCULATED WITHOUT REGARD TO SHORT-TERM SECURITIES HAVING A MATURITY OF LESS THAN ONE YEAR.

        +   CALCULATED USING THE AVERAGE DAILY SHARES OUTSTANDING FOR THE
            PERIOD.

        # EXPENSE RATIOS FOR THE PERIOD ENDED MARCH 31, 2004 ARE CALCULATED FOR ONE DAY ONLY AND ARE NOT INDICATIVE OF FUTURE CLASS PERFORMANCE.

      ss. LESS THAN $.01 PER SHARE: U.S. GOVERNMENT MONEY MARKET FUND ADVISOR CLASS ACTUAL AMOUNT = $.00433; U.S. GOVERNMENT MONEY MARKET FUND C-CLASS ACTUAL AMOUNT = $.00185.

   ss.ss. LESS THAN $.01 PER SHARE: U.S. GOVERNMENT MONEY MARKET FUND INVESTOR CLASS ACTUAL AMOUNT = $.0019; U.S. GOVERNMENT MONEY MARKET FUND ADVISOR CLASS ACTUAL AMOUNT = $.00005; U.S. GOVERNMENT MONEY MARKET FUND C-CLASS ACTUAL AMOUNT = $.00006.

ss.ss.ss.   LESS THAN $.01 PER SHARE: U.S. GOVERNMENT MONEY MARKET FUND ADVISOR
            CLASS ACTUAL AMOUNT = $.003; U.S. GOVERNMENT MONEY MARKET FUND
            C-CLASS ACTUAL AMOUNT = $.0006.

        @   UNAUDITED


118 | THE RYDEX SERIES FUNDS SEMI-ANNUAL REPORT

MASTER-FEEDER ARRANGEMENT
--------------------------------------------------------------------------------

Nova Fund, Inverse S&P 500 Fund, Inverse OTC Fund and Inverse Government Long Bond Fund are operating under a `master-feeder arrangement'. Under a master-feeder arrangement, a Feeder Fund ("feeder") invests substantially all of its assets in the Master Portfolio ("master"), a separate open-ended investment company that has the same investment objectives as the feeder, e.g., the Nova Fund would act as a feeder, holding shares of the Nova Master Portfolio as its only investment. The Master Portfolio, in turn, invests in securities and derivatives to meet its investment objective.

The following statements represent the Master Portfolios, which is the part of the master-feeder arrangement in which Feeder Funds invest. Please see Notes to Financial Statements for more information about the master-feeder arrangement.


                                 THE RYDEX SERIES FUNDS SEMI-ANNUAL REPORT | 119

STATEMENTS OF ASSETS AND LIABILITIES  (UNAUDITED)             September 30, 2006
--------------------------------------------------------------------------------

                                                                                                                          INVERSE
                                                                                    INVERSE                            GOVERNMENT
                                                                    NOVA            S&P 500        INVERSE OTC          LONG BOND
                                                                  MASTER             MASTER             MASTER             MASTER
                                                               PORTFOLIO          PORTFOLIO          PORTFOLIO          PORTFOLIO
---------------------------------------------------------------------------------------------------------------------------------
ASSETS
Securities at Value* (Notes 1, 2, 6, and 9)              $   252,162,673    $   524,875,151    $   194,705,309    $ 1,589,419,935
Segregated Cash with Broker                                    4,295,472          1,782,900            975,000          2,811,993
Receivable for Short Sale                                             --                 --                 --          4,525,221
Receivable for Equity Index Swap Settlement (Note 1)             100,619            179,520            247,866                 --
Receivable for Futures Contracts Settlement (Note 1)                  --             72,165             24,375             98,361
Receivable for Fund Shares Purchased                             123,656            608,148          2,780,705          1,772,323
Investment Income Receivable (Note 1)                            217,370             92,615             79,325            496,816
---------------------------------------------------------------------------------------------------------------------------------
   TOTAL ASSETS                                              256,899,790        527,610,499        198,812,580      1,599,124,649
=================================================================================================================================

LIABILITIES
Short Sales at Market Value** (Notes 1 and 2)                         --                 --                 --        683,518,367
Payable for Equity Index Swap Settlement (Note 1)                240,501          4,975,641          2,011,623                 --
Payable for Futures Contracts Settlement (Note 1)                 82,747                 --                 --                 --
Payable upon Return of Securities Loaned (Note 9)             43,523,273                 --                 --                 --
Payable for Securities Purchased (Note 1)                        101,268                 --                 --                 --
Investment Advisory Fees Payable (Note 4)                        126,251            426,279            160,040            756,068
Custody Fees Payable                                               4,040             11,368              4,268             21,023
Interest Payable                                                      --                 --                 --          4,187,982
---------------------------------------------------------------------------------------------------------------------------------
   TOTAL LIABILITIES                                          44,078,080          5,413,288          2,175,931        688,483,440
=================================================================================================================================
NET ASSETS                                               $   212,821,710    $   522,197,211    $   196,636,649    $   910,641,209
=================================================================================================================================

NET ASSETS CONSIST OF
Paid-In Capital                                              360,092,174      1,004,184,796        357,000,508      1,113,885,507
Undistributed Net Investment Income                            1,591,656         11,788,159          4,437,522         26,324,479
Accumulated Net Realized Loss on Investments,
   Equity Index Swaps, and Futures Contracts                (179,087,615)      (488,530,834)      (162,538,659)      (244,711,613)
Net Unrealized Appreciation (Depreciation) on
   Investments, Equity Index Swaps, and
   Futures Contracts                                          30,225,495         (5,244,910)        (2,262,722)        15,142,836
=================================================================================================================================
NET ASSETS                                               $   212,821,710    $   522,197,211    $   196,636,649    $   910,641,209
=================================================================================================================================

SHARES OUTSTANDING                                             3,874,314          9,770,197          3,518,801         26,269,986
NET ASSET VALUES                                         $         54.93    $         53.45    $         55.88    $         34.66

 * THE COST OF SECURITIES AT VALUE IS $222,405,388, $524,875,151, $194,705,309, AND $1,589,459,288, RESPECTIVELY.

** THE PROCEEDS OF SHORT SALES AT MARKET VALUE ARE $0, $0 $0, AND $704,718,709, RESPECTIVELY.

                                              See Notes to Financial Statements.


120 | THE RYDEX SERIES FUNDS SEMI-ANNUAL REPORT

STATEMENTS OF OPERATIONS  (UNAUDITED)            Period Ended September 30, 2006
--------------------------------------------------------------------------------

                                                                                                                          INVERSE
                                                                                    INVERSE                            GOVERNMENT
                                                                    NOVA            S&P 500        INVERSE OTC          LONG BOND
                                                                  MASTER             MASTER             MASTER             MASTER
                                                               PORTFOLIO          PORTFOLIO          PORTFOLIO          PORTFOLIO
---------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
Interest (Note 1)                                        $       853,897    $    14,374,808    $     5,433,091    $    56,548,348
Interest from Securities Lending, net (Note 9)                     9,387                 --                 --                 --
Dividends (Note 1)                                             1,528,167                 --                 --                 --
---------------------------------------------------------------------------------------------------------------------------------
   Total Income                                                2,391,451         14,374,808          5,433,091         56,548,348
---------------------------------------------------------------------------------------------------------------------------------

EXPENSES
Investment Advisory Fees (Note 4)                                775,575          2,520,788            970,234          5,886,695
Interest Expense                                                      --                 --                 --         24,180,418
Custody Fees                                                      24,220             65,861             25,335            154,079
Tax Expense                                                           --                 --                 --              2,677
---------------------------------------------------------------------------------------------------------------------------------
   Total Expenses                                                799,795          2,586,649            995,569         30,223,869
---------------------------------------------------------------------------------------------------------------------------------
Net Investment Income                                          1,591,656         11,788,159          4,437,522         26,324,479
=================================================================================================================================

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS (NOTE 1)
Net Realized Gain (Loss) on:
Investment Securities                                         11,799,364                 --                 --           (143,526)
Equity Index Swaps                                             1,479,423        (13,660,184)         2,333,569                 --
Futures Contracts                                               (708,967)        (2,063,379)         2,009,819         21,012,127
Securities Sold Short                                                 --                 --                 --         19,631,058
---------------------------------------------------------------------------------------------------------------------------------
   Total Net Realized Gain (Loss)                             12,569,820        (15,723,563)         4,343,388         40,499,659
---------------------------------------------------------------------------------------------------------------------------------
Net Change in Unrealized Appreciation (Depreciation) on:
Investment Securities                                         (8,626,291)                --                 --             36,590
Equity Index Swaps                                              (252,386)        (2,723,394)         1,076,398                 --
Futures Contracts                                                (65,069)          (618,479)           451,714        (31,268,568)
Securities Sold Short                                                 --                 --                 --        (32,017,968)
---------------------------------------------------------------------------------------------------------------------------------
Net Change in Unrealized Appreciation (Depreciation)          (8,943,746)        (3,341,873)         1,528,112        (63,249,946)
---------------------------------------------------------------------------------------------------------------------------------
Net Gain (Loss) on Investments                                 3,626,074        (19,065,436)         5,871,500        (22,750,287)
---------------------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS    $     5,217,730    $    (7,277,277)   $    10,309,022    $     3,574,192
=================================================================================================================================

See Notes to Financial Statements.


                                 THE RYDEX SERIES FUNDS SEMI-ANNUAL REPORT | 121

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                    NOVA MASTER                      INVERSE S&P 500 MASTER
                                                                     PORTFOLIO                             PORTFOLIO
---------------------------------------------------------------------------------------------------------------------------------
                                                            PERIOD ENDED         YEAR ENDED       PERIOD ENDED         YEAR ENDED
                                                           SEPTEMBER 30,          MARCH 31,      SEPTEMBER 30,          MARCH 31,
                                                                    2006+              2006               2006+              2006
---------------------------------------------------------------------------------------------------------------------------------
FROM OPERATIONS
Net Investment Income                                    $     1,591,656    $     4,148,818    $    11,788,159    $    12,325,304
Net Realized Gain (Loss) on Investments                       12,569,820         27,423,468        (15,723,563)       (31,152,100)
Net Change in Unrealized Appreciation
   (Depreciation) on Investments                              (8,943,746)         9,550,148         (3,341,873)       (10,404,747)
---------------------------------------------------------------------------------------------------------------------------------
Net Increase (Decrease) in Net Assets
   from Operations                                             5,217,730         41,122,434         (7,277,277)       (29,231,543)
---------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS (NOTE 1)                                --                 --                 --                 --
=================================================================================================================================

SHARE TRANSACTIONS
PROCEEDS FROM SHARES PURCHASED                               138,376,403        530,645,270        427,928,557        474,543,851
VALUE OF SHARES PURCHASED THROUGH
   DIVIDEND REINVESTMENT                                              --                 --                 --                 --
COST OF SHARES REDEEMED                                     (191,077,377)      (607,131,473)      (321,754,177)      (440,278,711)
=================================================================================================================================
NET INCREASE (DECREASE) IN NET ASSETS
   FROM SHARE TRANSACTIONS                                   (52,700,974)       (76,486,203)       106,174,380         34,265,140
---------------------------------------------------------------------------------------------------------------------------------
Net Increase (Decrease) in Net Assets                        (47,483,244)       (35,363,769)        98,897,103          5,033,597
NET ASSETS--BEGINNING OF PERIOD                              260,304,954        295,668,723        423,300,108        418,266,511
=================================================================================================================================
NET ASSETS--END OF PERIOD                                $   212,821,710    $   260,304,954    $   522,197,211    $   423,300,108
=================================================================================================================================
UNDISTRIBUTED NET INVESTMENT INCOME                      $     1,591,656    $            --    $    11,788,159    $            --
=================================================================================================================================

TRANSACTIONS IN SHARES
   Shares Purchased                                            2,653,087         10,948,780          7,706,370          8,493,346
   Shares Purchased through Reinvestment                              --                 --                 --                 --
---------------------------------------------------------------------------------------------------------------------------------
   Total Purchased                                             2,653,087         10,948,780          7,706,370          8,493,346
   Shares Redeemed                                            (3,706,166)       (12,469,160)        (5,846,419)        (7,976,667)
---------------------------------------------------------------------------------------------------------------------------------
   Net Shares Purchased (Redeemed)                            (1,053,079)        (1,520,380)         1,859,951            516,679
=================================================================================================================================

+     UNAUDITED

                                              See Notes to Financial Statements.


122 | THE RYDEX SERIES FUNDS SEMI-ANNUAL REPORT

--------------------------------------------------------------------------------

                                                                                                       INVERSE GOVERNMENT
                                                                 INVERSE OTC MASTER                     LONG BOND MASTER
                                                                     PORTFOLIO                             PORTFOLIO
---------------------------------------------------------------------------------------------------------------------------------
                                                            PERIOD ENDED         YEAR ENDED      PERIOD ENDED,         YEAR ENDED
                                                           SEPTEMBER 30,          MARCH 31,      SEPTEMBER 30,          MARCH 31,
                                                                    2006+              2006               2006+              2006
---------------------------------------------------------------------------------------------------------------------------------
FROM OPERATIONS
Net Investment Income                                    $     4,437,522    $     5,333,357    $    26,324,479    $    23,895,786
Net Realized Gain (Loss) on Investments                        4,343,388        (22,704,125)        40,499,659        (62,129,671)
Net Change in Unrealized Appreciation
   (Depreciation) on Investments                               1,528,112         (7,198,414)       (63,249,946)        59,476,597
---------------------------------------------------------------------------------------------------------------------------------
Net Increase (Decrease) in Net Assets
   from Operations                                            10,309,022        (24,569,182)         3,574,192         21,242,712
---------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS (NOTE 1)                                --                 --                 --                 --
=================================================================================================================================

SHARE TRANSACTIONS
PROCEEDS FROM SHARES PURCHASED                               231,140,117        373,733,950        133,527,770        325,637,967
VALUE OF SHARES PURCHASED THROUGH
   DIVIDEND REINVESTMENT                                              --                 --                 --                 --
COST OF SHARES REDEEMED                                     (214,600,982)      (416,124,510)      (753,539,156)    (1,595,394,561)
=================================================================================================================================

NET INCREASE (DECREASE) IN NET ASSETS
   FROM SHARE TRANSACTIONS                                    16,539,135        (42,390,560)      (620,011,386)    (1,269,756,594)
---------------------------------------------------------------------------------------------------------------------------------
Net Increase (Decrease) in Net Assets                         26,848,157        (66,959,742)      (616,437,194)    (1,248,513,882)
NET ASSETS--BEGINNING OF PERIOD                              169,788,492        236,748,234      1,527,078,403      2,775,592,285
=================================================================================================================================
NET ASSETS--END OF PERIOD                                $   196,636,649    $   169,788,492    $   910,641,209    $ 1,527,078,403
=================================================================================================================================
UNDISTRIBUTED NET INVESTMENT INCOME                      $     4,437,522    $            --    $    26,324,479    $            --
=================================================================================================================================

TRANSACTIONS IN SHARES
   Shares Purchased                                            3,996,106          6,714,992          3,610,099         10,007,468
   Shares Purchased through Reinvestment                              --                 --                 --                 --
---------------------------------------------------------------------------------------------------------------------------------
   Total Purchased                                             3,996,106          6,714,992          3,610,099         10,007,468
   Shares Redeemed                                            (3,701,985)        (7,563,245)       (20,917,912)       (49,063,279)
---------------------------------------------------------------------------------------------------------------------------------
   Net Shares Purchased (Redeemed)                               294,121           (848,253)       (17,307,813)       (39,055,811)
=================================================================================================================================


                                 THE RYDEX SERIES FUNDS SEMI-ANNUAL REPORT | 123

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

This table is presented to show selected data for a share outstanding throughout each period, and to assist shareholders in evaluating a Fund's performance for the periods presented.

                                                                      NET
                                                                    INCREASE
                                                                   (DECREASE)
                                                                     IN NET
                                                   NET REALIZED      ASSET
                         NET ASSET      NET            AND           VALUE      DISTRIBUTIONS   DISTRIBUTIONS
                          VALUE,     INVESTMENT     UNREALIZED     RESULTING      FROM NET        FROM NET
                         BEGINNING     INCOME     GAINS (LOSSES)      FROM       INVESTMENT       REALIZED          TOTAL
                         OF PERIOD     (LOSS)     ON SECURITIES    OPERATIONS      INCOME       CAPITAL GAINS   DISTRIBUTIONS
-------------------------------------------------------------------------------------------------------------------------------
NOVA MASTER PORTFOLIO
   SEPTEMBER 30, 2006@     $52.83      $ .41        $  1.69         $ 2.10         $    --          $     --       $    --
   March 31, 2006           45.86       1.05           5.92           6.97              --                --            --
   March 31, 2005           42.41        .66           2.79           3.45             (--)ss.            --           (--)ss.
   March 31, 2004           27.42        .32          14.99          15.31            (.32)               --          (.32)
   March 31, 2003           45.36        .31         (17.94)        (17.63)           (.31)               --          (.31)
   March 31, 2002*          50.00        .34          (4.62)         (4.28)           (.36)               --          (.36)

INVERSE S&P 500 MASTER PORTFOLIO
   SEPTEMBER 30, 2006@      53.51       1.21          (1.27)         (0.06)             --                --            --
   March 31, 2006           56.57       1.56          (4.62)         (3.06)             --                --            --
   March 31, 2005           59.44        .45          (3.32)         (2.87)             --                --            --
   March 31, 2004           81.01        .06         (21.59)        (21.53)           (.04)               --          (.04)
   March 31, 2003           64.57        .46          16.44          16.90            (.46)               --          (.46)
   March 31, 2002           65.19       1.22           (.35)           .87           (1.49)               --         (1.49)

INVERSE OTC MASTER PORTFOLIO
   SEPTEMBER 30, 2006@      52.65       1.26           1.97           3.23              --                --            --
   March 31, 2006           58.13       1.65          (7.13)         (5.48)             --                --            --
   March 31, 2005           60.55        .37          (2.79)         (2.42)             --                --            --
   March 31, 2004           88.73      (1.93)        (26.25)        (28.18)             --                --            --
   March 31, 2003           85.18       6.71          16.02          22.73          (19.18)               --        (19.18)
   March 31, 2002           96.47       1.37          (8.93)         (7.56)          (3.73)               --         (3.73)

INVERSE GOVERNMENT LONG BOND MASTER PORTFOLIO
   SEPTEMBER 30, 2006@      35.04       1.00          (1.38)         (0.38)             --                --            --
   March 31, 2006           33.59        .55            .90           1.45              --                --            --
   March 31, 2005           34.90       (.62)          (.69)         (1.31)             --                --            --
   March 31, 2004           37.35       (.61)         (1.84)         (2.45)             --                --            --
   March 31, 2003           46.25       (.41)         (8.49)         (8.90)             --                --            --
   March 31, 2002           45.39        .69           1.14           1.83            (.97)               --          (.97)

                                                                                 RATIOS TO
                                                                            AVERAGE NET ASSETS:
                                                                 -----------------------------------------
                                 NET
                              INCREASE    NET ASSET                                                NET                  NET ASSETS,
                             (DECREASE)    VALUE,      TOTAL                                    INVESTMENT  PORTFOLIO     END OF
                               IN NET      END OF    INVESTMENT   GROSS      NET     OPERATING    INCOME    TURNOVER   PERIOD (000'S
                             ASSET VALUE   PERIOD      RETURN    EXPENSES  EXPENSES  EXPENSESf    (LOSS)     RATE***     OMITTED)
------------------------------------------------------------------------------------------------------------------------------------
NOVA MASTER PORTFOLIO
   SEPTEMBER 30, 2006@        $  2.10      $54.93        3.97%    0.77%**   0.77%**    0.77%**    1.53%**       76%     $  212,822
   March 31, 2006                6.97       52.83       15.20%    0.78%     0.78%      0.78%      1.40%        192%        260,305
   March 31, 2005                3.45       45.86        8.14%    0.77%     0.77%      0.77%      1.26%        388%        295,669
   March 31, 2004               14.99       42.41       55.84%    0.78%     0.78%      0.78%      0.81%        540%        266,248
   March 31, 2003              (17.94)      27.42      (38.94)%   0.79%     0.79%      0.79%      0.91%        603%        170,793
   March 31, 2002*              (4.64)      45.36       (8.54)%   0.86%**   0.86%**    0.86%**    0.69%**      401%        291,992

INVERSE S&P 500 MASTER PORTFOLIO
   SEPTEMBER 30, 2006@          (0.06)      53.45       (0.11)%   0.92%**   0.92%**    0.92%**    4.20%**       --         522,197
   March 31, 2006               (3.06)      53.51       (5.41)%   0.93%     0.93%      0.93%      2.74%         --         423,300
   March 31, 2005               (2.87)      56.57       (4.83)%   0.92%     0.92%      0.92%      0.71%         --         418,267
   March 31, 2004              (21.57)      59.44      (26.58)%   0.93%     0.93%      0.93%      0.09%         --         444,281
   March 31, 2003               16.44       81.01       26.21%    0.94%     0.94%      0.94%      0.52%         --         529,062
   March 31, 2002                (.62)      64.57        1.37%    0.94%     0.94%      0.94%      1.90%         --         228,485

INVERSE OTC MASTER PORTFOLIO
   SEPTEMBER 30, 2006@           3.23       55.88        6.13%    0.92%**   0.92%**    0.92%**    4.10%**       --         196,637
   March 31, 2006               (5.48)      52.65       (9.43)%   0.93%     0.93%      0.93%      2.67%         --         169,788
   March 31, 2005               (2.42)      58.13       (4.00)%   0.92%     0.92%      0.92%      0.66%         --         236,748
   March 31, 2004              (28.18)      60.55      (31.76)%   0.93%     0.93%      0.93%      0.10%         --         262,356
   March 31, 2003                3.55       88.73       20.95%    0.94%     0.94%      0.94%      0.51%         --         149,147
   March 31, 2002              (11.29)      85.18       (8.03)%   0.94%     0.94%      0.94%      1.63%         --         115,929

INVERSE GOVERNMENT LONG BOND MASTER PORTFOLIO
   SEPTEMBER 30, 2006@          (0.38)      34.66       (1.08)%   4.58%**   4.58%**    0.92%**    3.99%**       37%        910,641
   March 31, 2006                1.45       35.04        4.32%    4.26%     4.26%      0.93%      1.18%        179%      1,527,078
   March 31, 2005               (1.31)      33.59       (3.75)%   4.71%     4.71%      0.92%      1.93%        101%      2,775,592
   March 31, 2004               (2.45)      34.90       (6.56)%   5.12%^    5.12%^     0.93%     (3.39)%       187%      1,445,842
   March 31, 2003               (8.90)      37.35      (19.24)%   5.18%^@   5.18%^@    0.94%     (2.72)%        --         189,968
   March 31, 2002                 .86       46.25        4.12%    0.93%     0.93%      0.93%      1.61%         --          33,105

  *   SINCE THE COMMENCEMENT OF OPERATIONS: AUGUST 1, 2001-- NOVA MASTER
      PORTFOLIO.

 **   ANNUALIZED.

*** PORTFOLIO TURNOVER RATE IS CALCULATED WITHOUT REGARD TO SHORT-TERM SECURITIES HAVING A MATURITY OF LESS THAN ONE YEAR. THE INVERSE S&P 500 MASTER PORTFOLIO AND THE INVERSE OTC MASTER PORTFOLIO TYPICALLY HOLD MOST OF THEIR INVESTMENTS IN OPTIONS AND FUTURES CONTRACTS WHICH ARE DEEMED SHORT-TERM SECURITIES.

  f   OPERATING EXPENSES EXCLUDE INTEREST EXPENSE FROM SECURITIES SOLD.

ss.   LESS THAN $.01 PER SHARE: NOVA MASTER PORTFOLIO = $.00009

  @   UNAUDITED

  ^ THE INVERSE GOVERNMENT LONG BOND MASTER PORTFOLIO HAS RESTATED ITS RATIOS OF GROSS AND NET EXPENSES TO AVERAGE NET ASSETS IN THE FINANCIAL HIGHLIGHTS IN ORDER TO REFLECT THE RECLASSIFICATION OF INTEREST EXPENSE FROM SECURITIES SOLD SHORT. THIS RESTATEMENT HAD NO EFFECT ON THE INVERSE GOVERNMENT LONG BOND MASTER PORTFOLIO'S NET ASSET VALUE, PER SHARE VALUE, NET INVESTMENT INCOME RATIOS AND TOTAL INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS DURING ANY PERIOD.


124 | THE RYDEX SERIES FUNDS SEMI-ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS  (UNAUDITED)
--------------------------------------------------------------------------------

1. SIGNIFICANT ACCOUNTING POLICIES

The Rydex Series Funds (the "Trust") is registered with the SEC under the Investment Company Act of 1940 (the "1940 Act") as a non-diversified, open-ended investment company, and is authorized to issue an unlimited number of no par value shares. The Trust offers five separate classes of shares, Investor Class Shares, Advisor Class Shares, A-Class Shares, C-Class Shares, and H-Class Shares. C-Class Shares have a 1% Contingent Deferred Sales Charge ("CDSC") if Shares are redeemed within 12 months of purchase. Sales of shares of each Class are made without a sales charge at the net asset value per share, with the exception of A-Class Shares. A-Class Shares are sold at net asset value, plus the applicable front-end sales charge. The sales charge varies depending on the amount of your purchase, but will not exceed 4.75%. A-Class Share purchases of $1 million or more have a 1% CDSC if Shares are redeemed within 18 months of purchase. The current sales charge rates are as follows:

                                            SALES CHARGE          SALES CHARGE
AMOUNT OF                                     AS % OF              AS % OF NET
INVESTMENT                                 OFFERING PRICE        AMOUNT INVESTED
--------------------------------------------------------------------------------
Less than $100,000                             4.75%                  4.99%
$100,000 but less
   than $250,000                               3.75%                  3.90%
$250,000 but less
   than $500,000                               2.75%                  2.83%
$500,000 but less
   than $1,000,000                             1.60%                  1.63%
$1,000,000 or greater                          0.00%                  0.00%

At September 30, 2006, the Trust consisted of fifty-three separate series: twenty-six Benchmark Funds, one Money Market Fund, four Alternative Strategy Funds, and three Essential Portfolio Funds. This report covers the twenty-six Benchmark Funds and the Money Market Fund (the "Funds"), while the Sector Funds, the Alternative Strategy Funds, and the Essential Portfolio Funds are contained in separate reports.

The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America and are consistently followed by the Trust.

A. Effective May 31, 2006, the Trust began calculating a net asset value per share ("NAV") twice each business day, first in the morning and again in the afternoon for the Russell 2000 Fund and the S&P 500 Fund. All other Funds in the Trust will price at the afternoon NAV. The morning NAV is calculated at 10:45 a.m., Eastern Time, and the afternoon NAV is calculated at the close of the New York Stock Exchange ("NYSE"), usually 4:00 p.m., Eastern Time. The NAV is calculated using the current market value of each Fund's total assets as of the respective time of calculation. These financial statements are based on the September 30, 2006 afternoon NAV.

B. All equity securities for the morning NAV are valued at the current sales price as of 10:45 a.m., Eastern Time, on the valuation date. Equity securities listed on an exchange (New York Stock Exchange ("NYSE") or American Stock Exchange) are valued at the last quoted sales price as of the close of business on the NYSE, usually 4:00 p.m., Eastern Time, on the valuation date for the afternoon NAV. Equity securities listed on the Nasdaq market system are valued at the Nasdaq Official Closing Price, usually as of 4:00 p.m., Eastern Time, on the valuation date. Listed options held by the Trust are valued at the Official Settlement Price listed by the exchange, usually as of 4:00 p.m., Eastern Time. Over-the-Counter options held by the Trust are valued using the average bid price obtained from one or more security dealers. The value of futures contracts purchased and sold by the Trust are accounted for using the unrealized gain or loss on the contracts that is determined by marking the contracts to their current realized settlement prices. Financial futures contracts are valued as of 10:45 a.m., Eastern Time, on the valuation date for the morning pricing cycle. Financial futures contracts are valued at the last quoted sales price, usually as of 4:00 p.m., Eastern Time, on the valuation date for the afternoon NAV cycle. In the event that the exchange for a specific futures contract closes earlier than 4:00 p.m., Eastern Time, the futures contract is valued at the Official Settlement Price of the exchange. However, the underlying securities from which the futures contract value is derived are monitored until 4:00 p.m., Eastern Time, to determine if fair valuation would provide a more accurate valuation. Short-term securities, if any, are valued at amortized cost, which approximates market value.

The value of domestic equity index swap agreements entered into by a Fund is accounted for using the unrealized gain or loss on the agreements that is determined by marking the agreements to the last quoted value of the index that the swap pertains to at 10:45 a.m., Eastern Time, for the morning NAV, and at the close of the NYSE, usually 4:00 p.m., Eastern Time, for the afternoon NAV. The swap's market value is then adjusted to include dividends accrued, financing charges and/or interest associated with the swap agreements.

The value of foreign equity index, commodity index, and currency index swap agreements entered into by a Fund is accounted for using the unrealized gain or loss on the agreements that is determined by marking the agreements to the price at which orders are being filled at the close of the NYSE, usually 4:00 p.m., Eastern Time. In the event that no order is filled at 4:00 p.m., Eastern Time, the security dealer provides a fair value quote at which the swap agreement is valued. The swap's market value is then adjusted to include


                                 THE RYDEX SERIES FUNDS SEMI-ANNUAL REPORT | 125

--------------------------------------------------------------------------------

dividends accrued, financing charges and/or interest associated with the swap agreements.

Investments for which market quotations are not readily available are valued at fair value as determined in good faith by Rydex Investments (the "Advisor"), an affiliated entity under direction of the Board of Trustees using methods established or ratified by the Board of Trustees. These methods include, but are not limited to: (i) general information as to how these securities and assets trade; (ii) in connection with futures contracts and options thereupon, and other derivative investments, information as to how (a) these contracts and other derivative investments trade in the futures or other derivative markets, respectively, and (b) the securities underlying these contracts and other derivative investments trade in the cash market; and (iii) other information and considerations, including current values in related markets. The shares of the Master Portfolios held by the Feeder Funds are valued at their respective daily Net Asset Value.

C. Securities transactions are recorded on the trade date for financial reporting purposes. Realized gains and losses from securities transactions are recorded using the identified cost basis. Proceeds from lawsuits related to investment holdings are recorded as realized gains in the respective Fund. Dividend income is recorded on the ex-dividend date, net of applicable taxes withheld by foreign countries. Interest income, including amortization of premiums and accretion of discount, is accrued on a daily basis.

D. Net investment income is computed and dividends are declared daily in the Government Long Bond Advantage Fund and the U.S. Government Money Market Fund. Income dividends in these Funds are paid daily. Dividends are reinvested in additional shares unless shareholders request payment in cash. Distributions of net investment income in the remaining Benchmark Funds and distributions of net realized capital gains in all Funds are recorded on the ex-dividend date and are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing treatments for items such as deferral of wash sales and post-October losses and regulated futures contracts and options. Net investment income and loss, net realized gains and losses, and net assets are not affected by these differences.

E. When a Fund engages in a short sale, an amount equal to the proceeds is reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the market value of the short sale. The Fund maintains a segregated account of cash and/or securities as collateral for short sales. The Fund is exposed to market risk based on the amount, if any, that the market value of the security exceeds the market value of the securities in the segregated account. Fees, if any, paid to brokers to borrow securities in connection with short sales are considered part of the cost of short sale transactions. In addition, the Fund must pay out the dividend rate of the equity or coupon rate of the treasury obligation to the purchaser and records this as an expense. Short Dividends or Interest Expense is a cost associated with the investment objective of short sales transactions, rather than an operational cost associated with the day-to-day management of any mutual fund. Currently, the Inverse Government Long Bond Master Portfolio is the only fund practicing the use of short sales.

F. Upon the purchase of an option by a Fund, the premium paid is recorded as an investment, the value of which is marked-to-market daily. When a purchased option expires, the Fund will realize a loss in the amount of the cost of the option. When the Fund enters into a closing sale transaction, the Fund will realize a gain or loss depending on whether the proceeds from the closing sale transaction are greater or less than the cost of the option. When a Fund exercises a put option, it will realize a gain or loss from the sale of the underlying security and the proceeds from such sale will be decreased by the premium originally paid. When a Fund exercises a call option, the cost of the security that the Fund purchases upon exercise will be increased by the premium originally paid. When a Fund writes (sells) an option, an amount equal to the premium received is entered in the Trust's accounting records as an asset and equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current value of the option written. When a written option expires, or if the Fund enters into a closing purchase transaction, the Fund realizes a gain (or loss if the cost of a closing purchase transaction exceeds the premium received when the option was sold).

G. The Trust may purchase or sell stock and bond index futures contracts and options on such futures contracts. Futures contracts are contracts for delayed delivery of securities at a specified future delivery date and at a specific price. Upon entering into a contract, a Fund deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Fund as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the


126 | THE RYDEX SERIES FUNDS SEMI-ANNUAL REPORT

--------------------------------------------------------------------------------

value of the contract at the time it was opened and the value at the time it was closed.

H. The Trust may enter into swap agreements, which are over-the-counter contracts in which one party agrees to make periodic payments based on the change in market value of a specified equity security, basket of equity securities, equity index, commodity index, or U.S. Dollar index, in return for periodic payments based on a fixed or variable interest rate or the change in market value of a different equity security, basket of equity securities, equity index, commodity index, or U.S. Dollar index. Swap agreements are used to obtain exposure to an equity or market without owning or taking physical custody of securities.

I. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Trust does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain and loss from investments.

Reported net realized foreign exchange gains or losses arise from sales of foreign currencies and currency gains or losses realized between the trade and settlement dates on investment transactions. Net unrealized exchange gains and losses arise from changes in the fair values of assets and liabilities other than investments in securities at the fiscal period end, resulting from changes in exchange rates.

J. The Trust may enter into forward currency contracts primarily to hedge against foreign currency exchange rate risks on its non-U.S. dollar denominated investment securities. When entering into a forward currency contract, a Fund agrees to receive or deliver a fixed quantity of foreign currency for an agreed-upon price on an agreed future date. These contracts are valued daily and the corresponding unrealized gain or loss on the contracts, as measured by the difference between the forward foreign exchange rates at the dates of entry into the contracts and the forward rates at the reporting date, is included in the Statement of Assets and Liabilities. Realized and unrealized gains and losses are included in the Statement of Operations.

K. The Funds may also purchase American Depository Receipts, U.S. Government securities, enter into repurchase agreements, and engage in futures, options and swap transactions.

L. The Funds may leave cash overnight in their cash account with the custodian, U.S. Bancorp. Periodically, a Fund may have cash due to custodian bank as an overdraft balance. A fee is incurred on this overdraft, calculated by multiplying the overdraft by a rate based on the federal funds rate. Segregated cash with the broker is held as collateral for investments in derivative instruments such as futures contracts and index swap agreements.

M. Certain U.S. Government and Agency Obligations are traded on a discount basis; the interest rates shown on the Schedules of Investments reflect the discount rates paid at the time of purchase by a Fund. Other securities bear interest at the rates shown, payable at fixed dates through maturity.

N. Interest and dividend income, most expenses, all realized gains and losses, and all unrealized gains and losses are allocated to the Classes based upon the value of the outstanding shares in each Class. Certain costs, such as distribution fees relating to Advisor Class Shares, A-Class Shares and H-Class Shares and service and distribution fees related to C-Class Shares, are charged directly to specific Classes. In addition, certain expenses have been allocated to the individual Funds in the Trust on a pro rata basis upon the respective aggregate net asset value of each Fund included in the Trust.

O. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates.

2. FINANCIAL INSTRUMENTS

As part of its investment strategy, the Trust may utilize a variety of derivative instruments, including options, futures, options on futures, swap agreements, and short sales. These investments involve, to varying degrees, elements of market risk and risks in excess of the amounts recognized in the Statements of Assets and Liabilities.

In the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties, which provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds and/or its affiliates that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

The risk associated with purchasing options is limited to the premium originally paid. Options written by a Fund


                                 THE RYDEX SERIES FUNDS SEMI-ANNUAL REPORT | 127

--------------------------------------------------------------------------------

involve, to varying degrees, risk of loss in excess of the option value reflected in the Statements of Assets and Liabilities. The risk in writing a covered call option is that a Fund may forego the opportunity for profit if the market price of the underlying security increases and the option is exercised. The risk in writing a covered put option is that a Fund may incur a loss if the market price of the underlying security decreases and the option is exercised. In addition, there is the risk that a Fund may not be able to enter into a closing transaction because of an illiquid secondary market or, for over-the-counter options, because of the counterparty's inability to perform. The Trust has established strict counterparty credit guidelines and enters into transactions only with financial institutions of investment grade or better.

There are several risks in connection with the use of futures contracts. Futures contracts involve, to varying degrees, risk of loss in excess of amounts reflected in the financial statements. Risks may be caused by an imperfect correlation between movements in the price of the instruments and the price of the underlying securities. In addition, there is the risk that a Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

The use of equity swaps and commodity linked notes involves risks that are different from those associated with ordinary portfolio securities transactions. Swap agreements may be considered to be illiquid. Although the Trust will not enter into any swap agreement unless the Advisor believes that the other party to the transaction is creditworthy, the Funds bear the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of the agreement counterparty. The Trust has established strict counterparty credit guidelines and enters into transactions only with financial institutions of investment grade or better.

Short sales are transactions in which a Fund sells a security it does not own. If the security the Fund sold short goes down in price between the time the Fund sells the security and closes its short position, the Fund will realize a gain on the transaction. Conversely, if the security goes up in price during the period, the Fund will realize a loss on the transaction. The risk of such price increases is the principal risk of engaging in short sales.

In conjunction with the use of options, futures, options on futures, swap agreements, as well as short sales of securities, the Funds are required to maintain collateral in various forms. The Funds use, where appropriate, depending on the financial instrument utilized and the broker involved, margin deposits at the broker, cash and/or securities segregated at the custodian bank, discount notes, or the repurchase agreements allocated to each Fund.

The risks inherent in the use of options, futures contracts, options on futures contracts, swap agreements, as well as short sales of securities, include i) adverse changes in the value of such instruments; ii) imperfect correlation between the price of the instruments and movements in the price of the underlying securities, indices, or futures contracts; iii) the possible absence of a liquid secondary market for any particular instrument at any time; and iv) the potential of counterparty default.

3. MASTER-FEEDER ARRANGEMENT

Currently, the Nova Fund, the Inverse S&P 500 Fund, the Inverse Government Long Bond Fund, and the Inverse OTC Fund are operating under a "master-feeder arrangement." Under a master-feeder arrangement, a Fund invests substantially all of its assets in the Master Portfolio, a separate open-ended investment company that has the same investment objectives as the Fund, e.g., the Nova Fund would act as a "feeder fund, "holding shares of its Master Portfolio as its only investment. As a result, the Fund has an indirect interest in all of the securities owned by the Master Portfolio. Because of this indirect interest, the Fund's investment returns should be the same as those of the Master Portfolio, adjusted for Fund expenses. The financial statements of the Master Portfolios, including the Schedule of Investments, are included in this report and should be read in conjunction with the Funds' financial statements. The percentage of Nova Master Portfolio, Inverse S&P 500 Master Portfolio, Inverse OTC Master Portfolio, and Inverse Government Long Bond Master Portfolio owned by the Nova Fund, the Inverse S&P 500 Fund, the Inverse OTC Fund, and the Inverse Government Long Bond Fund, respectively, at September 30, 2006, was 100 percent. The Funds record their investments in the Master Portfolio at fair value. Valuation of securities held by the Master Portfolio is discussed in Note 1, Significant Accounting Policies.

4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

Under the terms of an investment advisory contract, the Trust pays the Advisor, an affiliated entity, investment advisory fees calculated at an annualized rate of 0.50% of the average daily net assets of the Government Long Bond Advantage Fund and the U.S. Government Money Market Fund; 0.75% of the average daily net assets of the S&P 500 Fund, the OTC Fund, the Russell 2000(R) Fund, the Small-Cap Value Fund, the Mid-Cap Value Fund, the Large-Cap Value Fund, the Small-Cap Growth Fund, the Mid-Cap Growth Fund, the Large-Cap Growth Fund, and the Nova Master Portfolio; and 0.90% of the average daily net assets of the Mid-Cap Advantage Fund, the Inverse Mid-Cap Fund, the Russell 2000(R) Advantage Fund, the Inverse Russell 2000(R) Fund, the


128 | THE RYDEX SERIES FUNDS SEMI-ANNUAL REPORT

--------------------------------------------------------------------------------

Europe Advantage Fund, the Japan Advantage Fund, the Dynamic Strengthening Dollar Fund, the Dynamic Weakening Dollar Fund, the Inverse S&P 500 Master Portfolio, the Inverse OTC Master Portfolio, and the Inverse Government Long Bond Master Portfolio. Certain officers and trustees of the Trust are also officers of the Advisor.

Rydex Investments, an affiliated entity, provides transfer agent and administrative services to the Trust for fees calculated at an annualized rate of 0.20% of the average daily net assets of the Government Long Bond Advantage Fund and the U.S. Government Money Market Fund; and 0.25% of the average daily net assets of the Nova Fund, the S&P 500 Fund, the Inverse S&P 500 Fund, the OTC Fund, the Inverse OTC Fund, the Mid-Cap Advantage Fund, the Inverse Mid-Cap Fund, the Russell 2000(R) Advantage Fund, the Russell 2000(R) Fund, the Inverse Russell 2000(R) Fund, the Inverse Government Long Bond Fund, the Europe Advantage Fund, the Japan Advantage Fund, the Small-Cap Value Fund, the Mid-Cap Value Fund, the Large-Cap Value Fund, the Small-Cap Growth Fund, the Mid-Cap Growth Fund, and the Large-Cap Growth Fund, the Dynamic Strengthening Dollar Fund, and the Dynamic Weakening Dollar Fund.

Rydex Investments also provides accounting services to the Trust calculated at an annualized rate of 0.10% on the first $250 million of the average daily net assets, 0.075% on the next $250 million of the average daily net assets, 0.05% on the next $250 million of the average daily net assets, and 0.03% on the average daily net assets over $750 million of each of the Funds. Certain officers and trustees of the Trust are also officers of Rydex Investments.

Rydex Investments also provides other necessary services to the Trust, such as accounting and auditing services, legal services, printing and mailing, etc., on a pass-through basis. Such expenses vary from Fund to Fund and are allocated to the Funds based on relative net assets. The Trust has adopted a Distribution and Shareholder Services Plan applicable to Advisor Class Shares and a Distribution Plan applicable to A-Class Shares and H-Class Shares for which Rydex Distributors, Inc. (the "Distributor"), an affiliated entity, and other firms that provide distribution and/or shareholder services ("Service Providers") may receive compensation. If a Service Provider provides distribution services, the Trust will pay distribution fees to the Distributor at an annual rate not to exceed 0.25% of average daily net assets, pursuant to Rule 12b-1 of the 1940 Act. The Distributor, in turn, will pay the Service Provider out of its fees. The Distributor may, at its discretion, retain a portion of such payments to compensate itself for distribution services. With regard to Advisor Class Shares only, if a Service Provider provides shareholders services, the Distributor will receive shareholder servicing fees from the Trust at an annual rate not to exceed 0.25% of average daily net assets. The Distributor, in turn, will pay the Service Provider out of its fees.

The Trust has adopted a separate Distribution and Shareholder Services Plan applicable to its C-Class Shares that allows the Funds to pay annual distribution and service fees of 1.00% of the Funds' C-Class Shares average daily net assets. The annual 0.25% service fee compensates the shareholder's financial advisor for providing on-going services to the shareholder. The annual 0.75% distribution fee reimburses the Distributor for paying the shareholder's financial advisor an ongoing sales commission. The Distributor advances the first year's service and distribution fees to the Financial Advisor. The Distributor retains the service and distribution fees on accounts with no authorized dealer of record. Certain officers and trustees of the Trust are also officers of the Distributor.

5. FEDERAL INCOME TAX INFORMATION

The Funds intend to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and will distribute all net investment income and capital gains to shareholders. Therefore, no Federal income tax provision is required.

Income and capital gain distributions are determined in accordance with Federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing treatments for derivatives, foreign currency transactions, losses deferred due to wash sales, losses deferred due to post-October losses, and excise tax regulations.

Permanent book and tax basis differences, if any, relating to shareholder distributions will result in reclassifications to paid-in capital. This includes net operating losses not utilized during the current period, net operating losses offset with short-term capital gains, capital loss carryforward expired, and the utilization of earnings and profits distributed to the shareholders on redemption of shares as part of the dividends paid deduction for income tax purposes. These reclassifications have no effect on net assets or net asset values per share. Any taxable gain remaining at fiscal year end is distributed in the following year.

On July 13, 2006, the Financial Accounting Standards Board ("FASB") released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" (FIN
48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be


                                 THE RYDEX SERIES FUNDS SEMI-ANNUAL REPORT | 129

--------------------------------------------------------------------------------

taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. At this time, management is evaluating the implications of FIN 48 and its impact in the financial statements has not yet been determined.

At September 30, 2006, the cost of securities for Federal income tax purposes, the aggregate gross unrealized gain for all securities for which there was an excess of value over tax cost and the aggregate gross unrealized loss for all securities for which there was an excess of tax cost over value were as follows:

                                                               TAX   TAX UNREALIZED   TAX UNREALIZED    NET UNREALIZED
FUND                                                          COST             GAIN             LOSS       GAIN (LOSS)
----------------------------------------------------------------------------------------------------------------------
Nova Fund                                           $  201,983,042   $   10,838,668   $           --    $   10,838,668
S&P 500 Fund                                            11,742,929          338,109          (92,646)          245,463
Inverse S&P 500 Fund                                   539,578,702               --      (17,381,491)      (17,381,491)
OTC Fund                                               736,902,248      284,111,718      (10,926,556)      273,185,162
Inverse OTC Fund                                       205,717,131               --       (9,080,482)       (9,080,482)
Mid-Cap Advantage Fund                                  60,125,889        3,493,047       (1,327,845)        2,165,202
Inverse Mid-Cap Fund                                    51,030,908               --         (134,384)         (134,384)
Russell 2000(R) Advantage Fund                         102,596,222        8,649,896       (1,962,158)        6,687,738
Russell 2000(R) Fund                                    10,361,935          306,113         (138,669)          167,444
Inverse Russell 2000(R) Fund                           166,898,355               --         (174,937)         (174,937)
Government Long Bond Advantage Fund                    154,725,142       10,622,955               --        10,622,955
Inverse Government Long Bond Fund                      888,479,350       22,161,859               --        22,161,859
Europe Advantage Fund                                   87,880,640        3,523,533          (13,191)        3,510,342
Japan Advantage Fund                                    51,204,176           61,242               --            61,242
Small-Cap Value Fund                                    63,704,153        4,013,272         (113,852)        3,899,420
Mid-Cap Value Fund                                      35,496,874        5,116,813          (36,910)        5,079,903
Large-Cap Value Fund                                   194,782,105       17,800,615         (126,711)       17,673,904
Small-Cap Growth Fund                                   38,559,051        3,753,978         (137,474)        3,616,504
Mid-Cap Growth Fund                                     22,666,313        2,148,202         (102,693)        2,045,509
Large-Cap Growth Fund                                   92,036,191        3,431,371         (100,210)        3,331,161
Dynamic Strengthening Dollar Fund                       26,944,353               --               --                --
Dynamic Weakening Dollar Fund                          163,470,429               --               --                --
U.S.Government Money Market Fund                     1,358,655,751               --               --                --
Nova Master Portfolio                                  222,405,388       32,594,187       (2,194,276)       30,399,911
Inverse S&P 500 Master Portfolio                       524,875,151               --         (849,310)         (849,310)
Inverse OTC Master Portfolio                           194,705,309               --         (512,945)         (512,945)
Inverse Government Long Bond Master Portfolio        1,589,459,288       21,200,342       (6,057,506)       15,142,836

6. REPURCHASE AGREEMENTS

The Funds transfer uninvested cash balances into a single joint account, along with uninvested cash balances of the Absolute Return Strategies Fund, the Hedged Equity Fund and the Multi-Cap Core Equity Fund (all included in the Trust, but contained in separate reports). The daily aggregate balance is invested in one or more repurchase agreements collateralized by obligations of the U.S. Treasury. The collateral is in the possession of the Trust's custodian and is evaluated daily to ensure that its market value exceeds by, at a minimum, 102% of the delivery value of the repurchase agreement at maturity.

The repurchase agreements executed by the joint account and outstanding as of September 30, 2006, were as follows:

COUNTERPARTY                      TERMS OF AGREEMENT         FACE VALUE       MARKET VALUE     MATURITY VALUE
-------------------------------------------------------------------------------------------------------------
Bear Stearns and Cos., Inc.       4.80% due 10/02/06     $  600,000,000     $  600,000,000     $  600,240,000
Morgan Stanley                    4.89% due 10/02/06        325,000,000        325,000,000        325,132,438
Credit Suisse First Boston        4.94% due 10/02/06        155,139,690        155,139,690        155,203,556
Mizuho                            4.95% due 10/02/06        500,000,000        500,000,000        500,206,250
Lehman Brothers, Inc.             5.00% due 10/02/06        109,323,450        109,323,450        109,369,002
-------------------------------------------------------------------------------------------------------------
                                                                            $1,689,463,140     $1,690,151,246
=============================================================================================================


130 | THE RYDEX SERIES FUNDS SEMI-ANNUAL REPORT

--------------------------------------------------------------------------------

As of September 30, 2006, the collateral for the repurchase agreements in the joint account was as follows:

SECURITY TYPE                 RANGE OF RATES         PAR VALUE      MARKET VALUE
--------------------------------------------------------------------------------
U. S. Treasury Bonds         6.750% - 8.500%    $  481,470,000    $  633,622,428
U. S. Treasury Notes         0.875% - 7.500%       754,857,327       779,207,541
U. S. Treasury Bills             0.000%            320,160,000       315,602,626
--------------------------------------------------------------------------------
                                                                  $1,728,432,595
================================================================================

In the event of counterparty default, the Trust has the right to collect the collateral to offset losses incurred. There is potential loss to the Trust in the event the Trust is delayed or prevented from exercising its rights to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period while the Trust seeks to assert its rights. The Trust's investment advisor, acting under the supervision of the Board of Trustees, reviews the value of the collateral and the credit worthiness of those banks and dealers with which the Trust enters into repurchase agreements to evaluate potential risks.

7. SECURITIES TRANSACTIONS

During the period ended September 30, 2006, purchases and sales of investment securities, excluding short-term and temporary cash, were:

                                                        MID-CAP        INVERSE   RUSSELL 2000(R)                             INVERSE
                       S&P 500              OTC       ADVANTAGE        MID-CAP         ADVANTAGE   RUSSELL 2000(R)   RUSSELL 2000(R)
                          FUND             FUND            FUND           FUND              FUND              FUND              FUND
------------------------------------------------------------------------------------------------------------------------------------
Purchases       $    5,135,764   $  329,646,298   $ 98,052,393    $         --   $    87,016,389   $    11,140,258   $            --
Sales           $      966,121   $  516,795,115   $117,899,553    $         --   $   158,176,409   $     6,575,322   $            --

                    GOVERNMENT
                     LONG BOND           EUROPE           JAPAN      SMALL-CAP           MID-CAP         LARGE-CAP         SMALL-CAP
                     ADVANTAGE        ADVANTAGE       ADVANTAGE          VALUE             VALUE             VALUE            GROWTH
                          FUND             FUND            FUND           FUND              FUND              FUND              FUND
------------------------------------------------------------------------------------------------------------------------------------
Purchases       $1,030,333,160   $  104,612,232   $         --    $192,068,904   $   135,674,497   $   478,470,366   $    79,324,142
Sales           $  956,320,953   $   95,521,734   $         --    $246,548,531   $   143,899,453   $   377,199,418   $   123,144,406

                                                                                            U.S.                             INVERSE
                       MID-CAP        LARGE-CAP         DYNAMIC        DYNAMIC        GOVERNMENT                             S&P 500
                        GROWTH           GROWTH   STRENGTHENING      WEAKENING      MONEY MARKET       NOVA MASTER            MASTER
                          FUND             FUND     DOLLAR FUND    DOLLAR FUND              FUND         PORTFOLIO         PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------------
Purchases       $   55,938,874   $  199,017,809   $          --   $         --   $            --   $   134,076,826   $            --
Sales           $   85,958,213   $  156,795,081   $          --   $         --   $            --   $   198,133,480   $            --

                                        INVERSE
                                     GOVERNMENT
                   INVERSE OTC        LONG BOND
                        MASTER           MASTER
                     PORTFOLIO        PORTFOLIO
-----------------------------------------------
Purchases       $           --   $  690,233,785
Sales           $           --   $1,111,254,835


                                 THE RYDEX SERIES FUNDS SEMI-ANNUAL REPORT | 131

--------------------------------------------------------------------------------

8. SHARE TRANSACTIONS

The Trust is authorized to distribute an unlimited number of no par value shares. Transactions in shares for the periods presented were:

                               SHARES PURCHASED         PURCHASED THROUGH DIVIDEND REINVESTMENT           SHARES REDEEMED
------------------------------------------------------------------------------------------------------------------------------------
                          PERIOD ENDED      YEAR ENDED         PERIOD ENDED    YEAR ENDED           PERIOD ENDED        YEAR ENDED
                         SEPTEMBER 30,       MARCH 31,        SEPTEMBER 30,     MARCH 31,          SEPTEMBER 30,         MARCH 31,
                                  2006+           2006                 2006+         2006                   2006+             2006
------------------------------------------------------------------------------------------------------------------------------------
NOVA FUND
      Investor Class         6,330,730      27,152,702                   --       198,159             (7,491,999)      (29,254,209)
      Advisor Class          3,799,199      10,544,111                   --        62,807             (3,896,300)      (11,227,691)
      A-Class                  248,788       1,254,655                   --        29,825               (654,039)         (966,693)
      C-Class                1,148,682       2,803,550                   --        59,796             (1,414,825)       (3,019,911)
S&P 500 FUND*
      A-Class                   37,093              --                   --            --                 (4,917)               --
      C-Class                  198,150              --                   --            --                (93,342)               --
      H-Class                1,755,261              --                   --            --             (1,357,300)               --
INVERSE S&P 500 FUND
      Investor Class        75,390,919      99,234,506                   --       516,815            (63,803,591)      (96,365,464)
      Advisor Class         10,897,998      23,545,582                   --        64,349            (12,423,069)      (22,632,096)
      A-Class                2,336,953       2,329,170                   --        14,976             (1,209,751)       (2,061,619)
      C-Class                6,497,860       9,282,280                   --        72,163             (5,110,659)       (9,486,705)
OTC FUND
      Investor Class        35,117,928     104,021,968                   --       274,125            (51,040,482)     (106,169,976)
      Advisor Class         13,380,926      22,564,826                   --         5,909            (11,367,864)      (22,088,194)
      A-Class                  219,549         267,199                   --           777               (260,109)         (229,480)
      C-Class                2,928,319       6,809,523                   --         6,084             (3,407,869)       (6,590,660)
INVERSE OTC FUND
      Investor Class        16,347,487      28,974,138                   --        75,748            (16,282,661)      (30,534,418)
      Advisor Class          2,160,388       2,091,015                   --         6,535             (1,938,416)       (2,315,301)
      A-Class                  623,475         240,974                   --           916               (410,753)         (377,939)
      C-Class                1,475,183       2,673,747                   --         8,562             (1,221,425)       (2,694,889)
MID-CAP ADVANTAGE FUND
      A-Class                   78,583       1,225,928                   --           858               (104,279)       (1,136,471)
      C-Class                  821,590       3,140,186                   --         6,064             (1,045,754)       (2,980,481)
      H-Class                5,864,575      23,002,578                   --        19,563             (6,444,984)      (23,615,838)
INVERSE MID-CAP FUND
      A-Class                   73,616          18,953                   --            33                (54,482)          (16,014)
      C-Class                  515,508         425,791                   --           733               (432,106)         (418,213)
      H-Class                4,079,322       6,128,547                   --         3,464             (3,389,353)       (6,316,570)

                         NET SHARES PURCHASED (REDEEMED)
--------------------------------------------------------
                          PERIOD ENDED      YEAR ENDED
                         SEPTEMBER 30,       MARCH 31,
                                  2006+           2006
--------------------------------------------------------
NOVA FUND
      Investor Class        (1,161,269)     (1,903,348)
      Advisor Class            (97,101)       (620,773)
      A-Class                 (405,251)        317,787
      C-Class                 (266,143)       (156,565)
S&P 500 FUND*
      A-Class                   32,176              --
      C-Class                  104,808              --
      H-Class                  397,961              --
INVERSE S&P 500 FUND
      Investor Class        11,587,328       3,385,857
      Advisor Class         (1,525,071)        977,835
      A-Class                1,127,202         282,527
      C-Class                1,387,201        (132,262)
OTC FUND
      Investor Class       (15,922,554)     (1,873,883)
      Advisor Class          2,013,062         482,541
      A-Class                  (40,560)         38,496
      C-Class                 (479,550)        224,947
INVERSE OTC FUND
      Investor Class            64,826      (1,484,532)
      Advisor Class            221,972        (217,751)
      A-Class                  212,722        (136,049)
      C-Class                  253,758         (12,580)
MID-CAP ADVANTAGE FUND
      A-Class                  (25,696)         90,315
      C-Class                 (224,164)        165,769
      H-Class                 (580,409)       (593,697)
INVERSE MID-CAP FUND
      A-Class                   19,134           2,972
      C-Class                   83,402           8,311
      H-Class                  689,969        (184,559)

*     SINCE THE COMMENCEMENT OF OPERATIONS: MAY 31, 2006.

+     UNAUDITED


132 | THE RYDEX SERIES FUNDS SEMI-ANNUAL REPORT

--------------------------------------------------------------------------------

                               SHARES PURCHASED         PURCHASED THROUGH DIVIDEND REINVESTMENT           SHARES REDEEMED
------------------------------------------------------------------------------------------------------------------------------------
                          PERIOD ENDED      YEAR ENDED         PERIOD ENDED    YEAR ENDED           PERIOD ENDED        YEAR ENDED
                         SEPTEMBER 30,       MARCH 31,        SEPTEMBER 30,     MARCH 31,          SEPTEMBER 30,         MARCH 31,
                                  2006+           2006                 2006+         2006                   2006+             2006
------------------------------------------------------------------------------------------------------------------------------------
RUSSELL 2000(R) FUND*
      A-Class                    3,049              --                   --            --                 (1,736)               --
      C-Class                  183,496              --                   --            --                (47,084)               --
      H-Class                1,726,329              --                   --            --             (1,475,465)               --
RUSSELL 2000(R) ADVANTAGE FUND
      A-Class                   46,158         968,950                   --            --               (110,456)         (908,381)
      C-Class                  913,457       6,713,989                   --            --             (1,049,225)       (6,533,348)
      H-Class               16,929,313      76,175,310                   --            --            (19,653,810)      (74,076,435)
INVERSE RUSSELL(R) 2000 FUND
      A-Class                  788,877         325,078                   --           117               (124,163)         (305,093)
      C-Class                  895,720       1,263,716                   --         1,088               (538,846)       (1,264,315)
      H-Class               13,885,636      17,407,229                   --        13,290            (12,136,068)      (17,025,082)
GOVERNMENT LONG BOND ADVANTAGE FUND
      Investor Class        45,757,080      59,457,465              128,690       109,680            (38,749,520)      (58,757,354)
      Advisor Class         98,971,371     122,265,356               64,918       187,971            (98,522,309)     (125,248,884)
      A-Class                1,082,799         464,474                3,322         1,681               (435,694)         (476,866)
      C-Class                2,906,041       8,976,528               12,670        20,790             (2,238,215)       (9,296,594)
INVERSE GOVERNMENT LONG BOND FUND
      Investor Class        19,174,619      59,242,280                   --            --            (35,327,183)      (97,900,845)
      Advisor Class          3,364,940      16,377,556                   --            --             (5,660,188)      (23,629,643)
      A-Class                1,177,670       2,710,989                   --            --             (2,753,381)       (5,729,118)
      C-Class                1,651,231       7,953,295                   --            --            (12,800,127)      (28,457,063)
EUROPE ADVANTAGE FUND
      A-Class                  222,609         311,944                   --         1,109               (135,989)         (254,924)
      C-Class                2,672,987       3,968,922                   --         3,854             (2,584,939)       (3,865,661)
      H-Class               16,594,395      20,643,373                   --        32,731            (15,336,982)      (22,054,304)
JAPAN ADVANTAGE FUND
      A-Class                  129,057         346,530                   --            --                (93,575)         (271,617)
      C-Class                  627,538       1,114,445                   --            --               (750,661)         (901,210)
      H-Class                8,927,469      21,290,967                   --            --            (10,647,070)      (19,734,592)
SMALL-CAP VALUE FUND
      A-Class                  125,090         461,835                   --            61                (97,830)         (477,200)
      C-Class                3,087,631       5,165,573                   --         2,036             (3,203,790)       (5,028,538)
      H-Class                5,403,690      19,707,435                   --        26,163             (7,070,640)      (19,347,221)
MID-CAP VALUE FUND
      A-Class                  101,210         134,847                   --            56               (105,529)          (99,758)
      C-Class                  273,658       2,981,901                   --         1,344               (329,969)       (3,074,861)
      H-Class                5,190,080      19,573,476                   --        14,373             (5,418,755)      (22,810,820)

                         NET SHARES PURCHASED (REDEEMED)
--------------------------------------------------------
                          PERIOD ENDED      YEAR ENDED
                         SEPTEMBER 30,       MARCH 31,
                                  2006+           2006
--------------------------------------------------------
RUSSELL 2000(R) FUND*
      A-Class                    1,313              --
      C-Class                  136,412              --
      H-Class                  250,864              --
RUSSELL 2000(R) ADVANTAGE FUND
      A-Class                  (64,298)         60,569
      C-Class                 (135,768)        180,641
      H-Class               (2,724,497)      2,098,875
INVERSE RUSSELL(R) 2000 FUND
      A-Class                  664,714          20,102
      C-Class                  356,874             489
      H-Class                1,749,568         395,437
GOVERNMENT LONG BOND ADVANTAGE FUND
      Investor Class         7,136,250         809,791
      Advisor Class            513,980      (2,795,557)
      A-Class                  650,427         (10,711)
      C-Class                  680,496        (299,276)
INVERSE GOVERNMENT LONG BOND FUND
      Investor Class       (16,152,564)    (38,658,565)
      Advisor Class         (2,295,248)     (7,252,087)
      A-Class               (1,575,711)     (3,018,129)
      C-Class              (11,148,896)    (20,503,768)
EUROPE ADVANTAGE FUND
      A-Class                   86,620          58,129
      C-Class                   88,048         107,115
      H-Class                1,257,413      (1,378,200)
JAPAN ADVANTAGE FUND
      A-Class                   35,482          74,913
      C-Class                 (123,123)        213,235
      H-Class               (1,719,601)      1,556,375
SMALL-CAP VALUE FUND
      A-Class                   27,260         (15,304)
      C-Class                 (116,159)        139,071
      H-Class               (1,666,950)        386,377
MID-CAP VALUE FUND
      A-Class                   (4,319)         35,145
      C-Class                  (56,311)        (91,616)
      H-Class                 (228,675)     (3,222,971)

*     SINCE THE COMMENCEMENT OF OPERATIONS: MAY 31, 2006.

+     UNAUDITED


                                 THE RYDEX SERIES FUNDS SEMI-ANNUAL REPORT | 133

--------------------------------------------------------------------------------

                               SHARES PURCHASED         PURCHASED THROUGH DIVIDEND REINVESTMENT           SHARES REDEEMED
------------------------------------------------------------------------------------------------------------------------------------
                          PERIOD ENDED    PERIOD ENDED         PERIOD ENDED  PERIOD ENDED           PERIOD ENDED      PERIOD ENDED
                         SEPTEMBER 30,       MARCH 31,        SEPTEMBER 30,     MARCH 31,          SEPTEMBER 30,         MARCH 31,
                                  2006+           2006                 2006+         2006                   2006+             2006
------------------------------------------------------------------------------------------------------------------------------------
LARGE-CAP VALUE FUND
      A-Class                   87,968         164,425                   --            85                (66,124)         (147,956)
      C-Class                5,858,084       9,967,333                   --         3,170             (5,872,183)       (9,994,750)
      H-Class               16,356,084      16,750,835                   --        21,477            (12,849,478)      (15,788,889)
SMALL-CAP GROWTH FUND
      A-Class                   52,172         207,173                   --           293                (54,840)         (180,958)
      C-Class                  592,669       3,429,315                   --         3,741               (718,540)       (3,342,935)
      H-Class                2,773,633      21,283,960                   --        58,880             (4,014,183)      (20,000,689)
MID-CAP GROWTH FUND
      A-Class                  175,257         207,659                   --           100               (171,546)         (180,462)
      C-Class                  269,320       1,576,700                   --         1,056               (285,232)       (1,559,525)
      H-Class                2,041,125      17,787,226                   --        19,515             (3,021,133)      (17,160,129)
LARGE-CAP GROWTH FUND
      A-Class                   95,134         223,808                   --            15                (68,151)         (191,834)
      C-Class                2,616,896      10,263,007                   --         1,158             (2,260,613)      (10,871,227)
      H-Class                6,850,746      12,639,810                   --         1,540             (5,573,483)      (11,886,023)
DYNAMIC STRENGTHENING DOLLAR FUND
      A-Class                   50,135          36,159*                  --            18*               (35,214)          (32,880)*
      C-Class                  439,639         318,610*                  --           128*              (365,196)         (290,822)*
      H-Class                5,768,454       7,556,865*                  --         1,500*            (5,124,911)       (7,296,012)*
DYNAMIC WEAKENING DOLLAR FUND
      A-Class                  721,031         172,682*                  --           360*              (365,031)          (41,370)*
      C-Class                  582,028         426,708*                  --           564*              (201,840)         (253,580)*
      H-Class               12,061,588       8,784,802*                  --         6,715*            (8,919,623)       (6,512,821)*
U.S. GOVERNMENT MONEY MARKET FUND
      Investor Class     8,900,575,560  18,360,372,730           21,007,446    29,760,400         (8,832,518,729)  (18,611,041,218)
      Advisor Class      1,629,617,865   2,927,374,399            3,810,033     3,987,174         (1,638,939,809)   (3,025,421,814)
      A-Class               35,777,867      89,972,004              240,694       197,533            (37,725,702)      (83,180,177)
      C-Class              846,475,229   2,268,195,734            1,784,511     2,403,366           (865,886,037)   (2,295,221,007)

                         NET SHARES PURCHASED (REDEEMED)
--------------------------------------------------------
                          PERIOD ENDED    PERIOD ENDED
                         SEPTEMBER 30,       MARCH 31,
                                  2006+           2006
-------------------------------------------------------
LARGE-CAP VALUE FUND
      A-Class                   21,844          16,554
      C-Class                  (14,099)        (24,247)
      H-Class                3,506,606         983,423
SMALL-CAP GROWTH FUND
      A-Class                   (2,668)         26,508
      C-Class                 (125,871)         90,121
      H-Class               (1,240,550)      1,342,151
MID-CAP GROWTH FUND
      A-Class                    3,711          27,297
      C-Class                  (15,912)         18,231
      H-Class                 (980,008)        646,612
LARGE-CAP GROWTH FUND
      A-Class                   26,983          31,989
      C-Class                  356,283        (607,062)
      H-Class                1,277,263         755,327
DYNAMIC STRENGTHENING DOLLAR FUND
      A-Class                   14,921           3,297*
      C-Class                   74,443          27,916*
      H-Class                  643,543         262,353*
DYNAMIC WEAKENING DOLLAR FUND
      A-Class                  356,000         131,672*
      C-Class                  380,188         173,692*
      H-Class                3,141,965       2,278,696*
U.S. GOVERNMENT MONEY MARKET FUND
      Investor Class        89,064,277    (220,908,088)
      Advisor Class         (5,511,911)    (94,060,241)
      A-Class               (1,707,141)      6,989,360
      C-Class              (17,626,297)    (24,621,907)

*     SINCE THE COMMENCEMENT OF OPERATIONS: MAY 25, 2005.

+     UNAUDITED


134 | THE RYDEX SERIES FUNDS SEMI-ANNUAL REPORT

--------------------------------------------------------------------------------

9. PORTFOLIO SECURITIES LOANED

The Trust lends its securities to approved brokers to earn additional income. Security lending income shown on the statement of operations is shown net of rebates paid to borrowers and earnings on cash collateral investments shared with the lending agent. Within this arrangement, the Trust acts as the lender, U.S. Bancorp acts as the agent, and other approved registered broker dealers act as the borrowers. The Trust receives cash collateral, valued at 100% of the value of the securities on loan, which is initially held in a segregated account at U.S. Bancorp. As agent, U.S. Bancorp may, for investment purposes, pool the Trust's collateral in joint accounts with cash collateral from one or more other securities lending customers of U.S. Bancorp. Under the terms of the Trust's securities lending agreement with U.S. Bancorp, cash collateral may be invested by U.S. Bancorp in certain high quality, liquid investments. At September 30, 2006, the pooled cash collateral investments consisted of repurchase agreements (46.60%), commercial paper (34.12%), fixed income securities (15.48%), guaranteed investment contract (3.67%), and mutual funds (0.13%). Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities, as determined at the close of fund business each day; any additional collateral required due to changes in security values is delivered to the Fund the next business day. Although the collateral mitigates risk, the Trust could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities. The Trust has the right under the securities lending agreement to recover the securities from the borrower on demand.

The following represents a breakdown of the collateral, its rates, and maturities.

COLLATERAL TYPE                                                 RATES              MATURITY
-------------------------------------------------------------------------------------------------
Repurchase Agreements                                      5.350% - 5.445%         10/02/06
Commerical Paper                                           5.300% - 5.432%    10/02/06 - 10/30/06
Corporate Bonds, Notes, and Asset-Backed Securities        5.330% - 5.577%    10/11/06 - 03/06/33
Guaranteed Investment Contract                                 5.450%              11/24/06
Mutual Funds                                                     N/A                  N/A

At September 30, 2006, the following funds participated in securities lending and received cash collateral:

                                                                                         VALUE OF
FUND                                                       CASH COLLATERAL      SECURITIES LOANED
-------------------------------------------------------------------------------------------------
OTC Fund                                                      $256,156,878           $246,485,229
Mid-Cap Advantage Fund                                           8,682,175              8,330,025
Russell 2000(R) Advantage Fund                                  14,084,000             13,422,831
Small-Cap Value Fund                                             6,834,204              6,392,141
Mid-Cap Value Fund                                               9,506,220              9,119,911
Large-Cap Value Fund                                            41,932,704             40,182,009
Small-Cap Growth Fund                                            9,036,922              8,620,344
Mid-Cap Growth Fund                                              4,795,078              4,569,393
Large-Cap Growth Fund                                           15,146,000             14,634,171
U.S. Government Money Market Fund                              140,000,000            138,910,000
Nova Master Portfolio                                           43,523,273             42,145,653

10. CHANGE IN INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The Board has selected Ernst & Young LLP ("E&Y") to serve as the Funds' independent registered public accounting firm for the fiscal year ended March 31, 2007. The decision to select E&Y was recommended by the Audit Committee and was approved by the Board on September 25, 2006. During the Funds' fiscal years ended March 31, 2006 and March 31, 2005, none of the Funds, their portfolios nor anyone on their behalf consulted with E&Y on items which (i) concerned the application of accounting principles to a specified transaction, either completed or proposed, or the type of audit opinion that might be rendered on the Funds' financial statements; or (ii) concerned the subject of a disagreement (as defined in paragraph (a)(1)(iv) of Item 304 of Regulation S-K) or reportable events (as described in paragraph (a)(1)(iv) of said Item 304).

The selection of E&Y does not reflect any disagreements with or dissatisfaction by the Funds or the Board with the performance of the Funds' prior auditor, PricewaterhouseCoopers LLP ("PwC"). The decision to dismiss PwC effective upon its completion of its audits for the fiscal year ended March 31, 2006 and to select E&Y was recommended by the Funds' Audit Committee and approved by the Funds' Board of Trustees. PwC's report on the Funds' financial statements for the fiscal years ended March 31, 2006 and 2005 contained no adverse opinion or disclaimer of opinion nor were they qualified or modified as to uncertainty, audit scope or accounting principles. During the Funds' fiscal years ended March 31, 2006


                                 THE RYDEX SERIES FUNDS SEMI-ANNUAL REPORT | 135

NOTES TO FINANCIAL STATEMENTS  (UNAUDITED) (CONCLUDED)
--------------------------------------------------------------------------------

and March 31, 2005, (i) there were no disagreements with PwC on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure, which disagreements, if not resolved to the satisfaction of PwC, would have caused it to make reference to the subject matter of the disagreements in connection with its report on the Funds' financial statements for such years, and (ii) there were no "reportable events" of the kind described in Item 304(a)(1)(v) of Regulation SK under the Securities and Exchange Act of 1934, as amended.


136 | THE RYDEX SERIES FUNDS SEMI-ANNUAL REPORT

OTHER INFORMATION  (UNAUDITED)
--------------------------------------------------------------------------------

PROXY VOTING INFORMATION

A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to securities held in the Funds' portfolios is available, without charge and upon request, by calling 1-800-820-0888. This information is also available from the EDGAR database on the SEC's website at http://www.sec.gov.

QUARTERLY PORTFOLIO SCHEDULES INFORMATION

The Trust files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q; which are available on the SEC's website at http://www.sec.gov. The Funds' Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC, and that information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. Copies of the portfolio holdings are also available to shareholders, without charge and upon request, by calling 1-800-820-0888.

RYDEX INVESTMENTS BOARD REVIEW AND APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT

The Investment Company Act of 1940 (the "1940 Act") requires that the initial approval of, as well as the continuation of, a fund's investment advisory agreement be specifically approved (1) by the vote of the trustees or by a vote of the shareholders of the fund, and (2) by the vote of a majority of the trustees who are not parties to the investment advisory agreement or "interested persons" of any party (the "Independent Trustees"), cast in person at a meeting called for the purpose of voting on such approval. In connection with such approvals, the fund's trustees must request and evaluate, and the investment adviser is required to furnish, such information as may be reasonably necessary to evaluate the terms of the advisory agreement. In addition, the Securities and Exchange Commission (the "SEC") takes the position that, as part of their fiduciary duties with respect to fund fees, fund boards are required to evaluate the material factors applicable to a decision to approve an investment advisory agreement.

Consistent with these responsibilities, the Rydex Series Funds Board of Trustees (the "Board") calls and holds one meeting each year that is dedicated to considering whether to renew the investment advisory agreement between Rydex Series Funds (the "Trust") and PADCO Advisors, Inc., which does business under the name Rydex Investments ("Rydex Investments"), (the "Advisory Agreement") with respect to existing funds in the Trust, including the funds discussed in this Semi-Annual Report (each a "Fund" and collectively, the "Funds"), and to reviewing certain other agreements pursuant to which Rydex Investments provides investment advisory services to certain other registered investment companies. In preparation for the meeting, the Board requests and reviews a wide variety of materials provided by Rydex Investments, including information about Rydex Investments' affiliates, personnel and operations. The Board also receives data provided by third parties. This information is in addition to the detailed information about the Funds that the Board reviews during the course of each year, including information that relates to Fund operations and performance. The Board also receives a memorandum from Fund counsel regarding the responsibilities of the Board for the approval of investment advisory agreements. In addition, the Independent Trustees receive advice from independent counsel to the Independent Trustees, meet in executive session outside the presence of fund management, and participate in question and answer sessions with representatives of Rydex Investments.

At a meeting held on August 27 and 28, 2006, the Board approved the selection of Rydex Investments and the continuance of the Advisory Agreement for an additional one-year period, based on its review of qualitative and quantitative information provided by Rydex Investments. The Board's approval of the Advisory Agreement was based on consideration and evaluation of a variety of specific factors discussed at that meeting and at prior meetings, including:

      NATURE, EXTENT AND QUALITY OF SERVICES PROVIDED BY RYDEX INVESTMENTS

      The Board reviewed the scope of services to be provided by Rydex Investments under the Advisory Agreement and noted that there would be no significant differences between the scope of services required to be provided by Rydex Investments for the past year and the scope of services required to be provided by Rydex Investments for the upcoming year. In reviewing the scope of services provided to the Funds by Rydex Investments, the Board reviewed and discussed Rydex Investments' investment experience, noting that Rydex Investments and its affiliates have committed significant resources over time to the support of the Funds. The Board also considered Rydex Investments' compliance program and its compliance record with respect to the Funds. In that regard, the Board noted that Rydex Investments provides information regarding the portfolio management and compliance to the Board on a periodic basis in connection with regularly scheduled meetings of the Board. In addition to the above considerations, the Board reviewed and considered Rydex Investments' investment processes and strategies, and matters related to Rydex Investments' portfolio


                                 THE RYDEX SERIES FUNDS SEMI-ANNUAL REPORT | 137

--------------------------------------------------------------------------------

      transaction policies and procedures. In particular, the Board noted the substantial volume of portfolio trades and shareholder transaction activity, in general, processed by Rydex Investments due to the unlimited exchange policy of the majority of the Funds. The Board further noted that the Funds have met their investment objectives consistently since their relevant inception dates. Based on this review, the Board concluded that the nature, extent and quality of services to be provided by Rydex Investments to the Funds under the Advisory Agreement were appropriate and continued to support the Board's original selection of Rydex Investments as investment adviser to the Funds.

      FUND EXPENSES AND PERFORMANCE OF THE FUNDS AND RYDEX INVESTMENTS

      The Board reviewed statistical information prepared by Rydex Investments regarding the expense ratio components, including actual advisory fees, waivers/reimbursements, and gross and net total expenses of each Fund in comparison with the same information for other funds registered under the 1940 Act determined by Rydex Investments to comprise each Fund's applicable peer group. Because few funds seek to provide unlimited exchange privileges similar to those of the Funds (other than the Commodities Fund, Multi-Cap Core Equity Fund, Sector Rotation Fund, Absolute Return Strategies Fund, and Hedged Equity Fund), each Fund's applicable peer group is generally limited to the funds of two unaffiliated mutual fund families. In addition, the Board reviewed statistical information prepared by Rydex Investments relating to the performance of each Fund, as well as each Fund's ability to successfully track its benchmark over time, and a comparison of each Fund's performance to funds with similar investment objectives for the same periods and to appropriate indices/benchmarks, in light of total return, yield and market trends. The Board further noted that despite the unique nature of the Funds, the peer fund information presented to the Board was meaningful because the peer funds' investment objectives and strategies were closely aligned with those of the Funds. The Board noted that most of the Funds either outperformed their peer funds or performed in line with them over relevant periods. The Board also noted that the investment advisory fees and overall expenses for the Funds were generally lower than or in line with the investment advisory fee rates and overall expenses of the peer funds. Based on this review, the Board concluded that the investment advisory fees and expense levels and the historical performance of the Funds, as managed by Rydex Investments, as compared to the investment advisory fees and expense levels and performance of the peer funds, were satisfactory for the purposes of approving the continuance of the Advisory Agreement.

      COSTS OF SERVICES PROVIDED TO THE FUNDS AND PROFITS REALIZED BY RYDEX INVESTMENTS AND ITS AFFILIATES

      The Board reviewed information about the profitability of the Funds to Rydex Investments based on the advisory fees payable under the Advisory Agreement for the last calendar year. Rydex Investments also presented the Board with material discussing its methodology for determining the level of advisory fees assessable to the Funds. The Board analyzed the Funds' expenses, including the investment advisory fees paid to Rydex Investments. The Board also reviewed information regarding direct revenue received by Rydex Investments and ancillary revenue received by Rydex Investments and/or its affiliates in connection with the services provided to the Funds by Rydex Investments (as discussed below) and/or its affiliates. The Board also discussed Rydex Investments' profit margin as reflected in Rydex Investments' profitability analysis and reviewed information regarding economies of scale (as discussed below). Based on this review, the Board concluded that the profits to be realized by Rydex Investments and its affiliates under the Advisory Agreement and from other relationships between the Funds and Rydex Investments and/or its affiliates, if any, were within the range the Board considered reasonable and appropriate.

      ECONOMIES OF SCALE

      In connection with its review of the Funds' profitability analysis, the Board reviewed information regarding economies of scale or other efficiencies that may result from increases in the Funds' asset levels. The Board noted that the Advisory Agreement for the Funds did not provide for any breakpoints in the investment advisory fee rates as a result of increases in the asset levels of such Funds. The Board also noted that though Rydex Investments' assets under management were significant, the amount is spread among more than 95 Funds. Further limiting the realization of economies of scale is the ability of shareholders of a majority of the Funds to engage in unlimited trading. The Board also reviewed Rydex Investments' historic profitability as investment adviser to the Funds and determined that reductions in fee rates or additions of breakpoints were not warranted at this juncture. Based on this review, the Board, recognizing its responsibility to consider this issue at least annually, concluded that there are limited economies of scale to share with the Funds' shareholders.


138 | THE RYDEX SERIES FUNDS SEMI-ANNUAL REPORT

OTHER INFORMATION  (UNAUDITED) (CONCLUDED)
--------------------------------------------------------------------------------

      OTHER BENEFITS TO RYDEX INVESTMENTS AND/OR ITS AFFILIATES

      In addition to evaluating the services provided by Rydex Investments, the Board also considered the nature, extent, quality and cost of the administrative, distribution, and shareholder services performed by Rydex Investments' affiliates under separate agreements. The Board noted that Rydex Investments reports its use of soft dollars to the Board on a quarterly basis, as well as any portfolio transactions on behalf of the Funds placed through an affiliate of the Funds or Rydex Investments pursuant to Rule 17e-1 under the 1940 Act. Based on its review, the Board concluded that the nature and quality of the services provided by Rydex Investments' affiliates to the Trust will benefit the Funds' shareholders, and that any ancillary benefits would not be disadvantageous to the Funds' shareholders, particularly in light of the Board's view that the Funds' shareholders benefit from investing in a fund that is part of a large family of funds offering a variety of investment strategies and services.

Based on the above analysis, the Board determined that the Advisory Agreement, including the investment advisory fee rates thereunder, are fair and reasonable in light of all relevant circumstances and concluded that it is in the best interest of the Funds and their shareholders to continue the Advisory Agreement.


                                 THE RYDEX SERIES FUNDS SEMI-ANNUAL REPORT | 139

INFORMATION ON BOARD OF TRUSTEES AND OFFICERS  (UNAUDITED)
--------------------------------------------------------------------------------

A Board of Trustees oversees all Rydex Investments, in which its members have no stated term of service, and continue to serve after election until resignation. The Statement of Additional Information includes further information about Fund Trustees and Officers, and can be obtained without charge by calling 1-800-820-0888.

All Trustees and Officers may be reached c/o Rydex Investments, 9601 Blackwell Rd., Suite 500, Rockville, MD 20850.

TRUSTEES AND OFFICERS

                                      LENGTH OF SERVICE
    NAME, POSITION AND                   AS TRUSTEE                 NUMBER OF
      YEAR OF BIRTH                     (YEAR BEGAN)             FUNDS OVERSEEN
--------------------------      -----------------------------   ----------------
CARL G. VERBONCOEUR*              Rydex Series Funds - 2004            132
Trustee, President (1952)        Rydex Variable Trust - 2004
                                 Rydex Dynamic Funds - 2004
                                   Rydex ETF Trust - 2004

PRINCIPAL OCCUPATIONS DURING PAST FIVE YEARS: Chief Executive Officer and Treasurer of Rydex Specialized Products, LLC (2005 to present); Chief Executive Officer of Rydex Fund Services, Inc., PADCO Advisors, Inc., PADCO Advisors II, Inc., and Rydex Distributors, Inc. (2003 to present); Executive Vice President of Rydex Fund Services, Inc. (2000 to 2003); Vice President of Rydex Fund Services, Inc. and Rydex Distributors, Inc. (1997 to 2000)

                                -----------------------------
MICHAEL P. BYRUM*                 Rydex Series Funds - 2005            132
Trustee, Vice President (1970)   Rydex Variable Trust - 2005
                                 Rydex Dynamic Funds - 2005
                                   Rydex ETF Trust - 2005

PRINCIPAL OCCUPATIONS DURING PAST FIVE YEARS: Secretary of Rydex Specialized Products, LLC (2005 to present); Secretary of Rydex Series Funds, Rydex Variable Trust, and Rydex Dynamic Funds (2004 to present); Vice President of Rydex Series Funds (1997 to present); Vice President of Rydex Variable Trust (1998 to present); Vice President of Rydex Dynamic Funds (1999 to present); Vice President of Rydex ETF Trust (2002 to present); President and Trustee of Rydex Capital Partners SPhinX Fund (2003 to 2006); President of Rydex Global Advisors (2004 to present); Chief Operating Officer of Rydex Global Advisors and Rydex Distributors, Inc. (2003 to 2004)
--------------------------------------------------------------------------------

INDEPENDENT TRUSTEES

                                      LENGTH OF SERVICE
    NAME, POSITION AND                   AS TRUSTEE                 NUMBER OF
      YEAR OF BIRTH                     (YEAR BEGAN)             FUNDS OVERSEEN
--------------------------      -----------------------------   ----------------
JOHN O. DEMARET                   Rydex Series Funds - 1997            125
Trustee, Chairman of the         Rydex Variable Trust - 1998
Board (1940)                     Rydex Dynamic Funds - 1999
                                   Rydex ETF Trust - 2003

PRINCIPAL OCCUPATIONS DURING PAST FIVE YEARS: Retired

                                -----------------------------
COREY A. COLEHOUR                 Rydex Series Funds - 1993            125
Trustee (1945)                   Rydex Variable Trust - 1998
                                 Rydex Dynamic Funds - 1999
                                   Rydex ETF Trust - 2003

PRINCIPAL OCCUPATIONS DURING PAST FIVE YEARS: Senior Vice President of Marketing/Co-Owner, Schield Management Company

                                -----------------------------
J. KENNETH DALTON                 Rydex Series Funds - 1995            125
Trustee (1941)                   Rydex Variable Trust - 1998
                                 Rydex Dynamic Funds - 1999
                                   Rydex ETF Trust - 2003

PRINCIPAL OCCUPATIONS DURING PAST FIVE YEARS: Mortgage Banking Consultant and Investor, The Dalton Group
                                -----------------------------


140 | THE RYDEX SERIES FUNDS SEMI-ANNUAL REPORT

--------------------------------------------------------------------------------

                                      LENGTH OF SERVICE
    NAME, POSITION AND                   AS TRUSTEE                 NUMBER OF
      YEAR OF BIRTH                     (YEAR BEGAN)             FUNDS OVERSEEN
--------------------------      -----------------------------   ----------------
WERNER E. KELLER                  Rydex Series Funds - 2005            125
Trustee (1940)                   Rydex Variable Trust - 2005
                                 Rydex Dynamic Funds - 2005
                                   Rydex ETF Trust - 2005

PRINCIPAL OCCUPATIONS DURING PAST FIVE YEARS: Retired (2001 to present); Chairman, Centurion Capital Management (1991 to 2001)

                                -----------------------------
THOMAS F. LYDON, JR.              Rydex Series Funds - 2005            125
Trustee (1960)                   Rydex Variable Trust - 2005
                                 Rydex Dynamic Funds - 2005
                                   Rydex ETF Trust - 2005

PRINCIPAL OCCUPATIONS DURING PAST FIVE YEARS: President, Global Trends
Investments

                                -----------------------------
PATRICK T. MCCARVILLE             Rydex Series Funds - 1997            125
Trustee (1942)                   Rydex Variable Trust - 1998
                                 Rydex Dynamic Funds - 1999
                                   Rydex ETF Trust - 2003

PRINCIPAL OCCUPATIONS DURING PAST FIVE YEARS: Founder and Chief Executive Officer, Par Industries, Inc.

                                -----------------------------
ROGER SOMERS                      Rydex Series Funds - 1993            125
Trustee (1944)                   Rydex Variable Trust - 1998
                                 Rydex Dynamic Funds - 1999
                                   Rydex ETF Trust - 2003

PRINCIPAL OCCUPATIONS DURING PAST FIVE YEARS: Owner, Arrow Limousine
--------------------------------------------------------------------------------

EXECUTIVE OFFICERS

      NAME, POSITION AND                         PRINCIPAL OCCUPATIONS
        YEAR OF BIRTH                            DURING PAST FIVE YEARS
------------------------------          ----------------------------------------
NICK BONOS*                             Chief Financial Officer of Rydex
Vice President and                      Specialized Products, LLC (2005 to
Treasurer (1963)                        present); Vice President and Treasurer
                                        of Rydex Series Funds, Rydex Variable
                                        Trust, Rydex Dynamic Funds, and Rydex
                                        ETF Trust (2003 to present); Senior Vice
                                        President of Rydex Fund Services, Inc.
                                        (2003 to present); Vice President and
                                        Treasurer of Rydex Capital Partners
                                        SPhinX Fund (2003 to 2006); Vice
                                        President of Accounting of Rydex Fund
                                        Services, Inc. (2000 to 2003)

JOANNA M. HAIGNEY*                      Chief Compliance Officer Rydex Series
Chief Compliance Officer                Funds, Rydex Variable Trust, and Rydex
and Secretary (1966)                    Dynamic Funds (2004 to present);
                                        Secretary of Rydex Series Funds, Rydex
                                        Variable Trust, and Rydex Dynamic Funds
                                        (2000 to present); Secretary of Rydex
                                        ETF Trust (2002 to present); Vice
                                        President of Compliance of Rydex Fund
                                        Services, Inc. (2000 to present);
                                        Secretary of Rydex Capital Partners
                                        SphinX Fund (2003 to 2006)


                                 THE RYDEX SERIES FUNDS SEMI-ANNUAL REPORT | 141

INFORMATION ON BOARD OF TRUSTEES AND OFFICERS  (UNAUDITED) (CONCLUDED)
--------------------------------------------------------------------------------

      NAME, POSITION AND                         PRINCIPAL OCCUPATIONS
        YEAR OF BIRTH                            DURING PAST FIVE YEARS
------------------------------          ----------------------------------------
JOSEPH ARRUDA*                          Assistant Treasurer of Rydex Series
Assistant Treasurer (1966)              Funds, Rydex Variable Trust, Rydex
                                        Dynamic Funds, Rydex ETF Trust (2006);
                                        Vice President of Rydex Fund Services,
                                        Inc. (2004 to present); Director of
                                        Accounting of Rydex Fund Services, Inc.
                                        (2003 to 2004); Vice President of Mutual
                                        Funds, State Street Bank & Trust (2000
                                        to 2003)

PAULA BILLOS*                           Controller of Rydex Series Funds, Rydex
Controller (1974)                       Variable Trust, Rydex Dynamic Funds,
                                        Rydex ETF Trust (2006); Director of Fund
                                        Administration of Rydex Fund Services,
                                        Inc. (2001 to present)

* OFFICERS OF THE FUND ARE DEEMED TO BE "INTERESTED PERSONS" OF THE TRUST, WITHIN THE MEANING OF SECTION 2(A)(19) OF THE 1940 ACT, INASMUCH AS THIS PERSON IS AFFILIATED WITH THE ADVISOR.


142 | THE RYDEX SERIES FUNDS SEMI-ANNUAL REPORT

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

--------------------------------------------------------------------------------

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

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

[LOGO] RYDEXINVESTMENTS
           ESSENTIAL FOR MODERN MARKETS(TM)

           9601 Blackwell Road, Suite 500
           Rockville, MD 20850
           www.rydexinvestments.com
           800-820-0888
           RBENF-SEMI-0906 x0307

                                                                    BANKING FUND
                                                            BASIC MATERIALS FUND
                                                              BIOTECHNOLOGY FUND
                                                                COMMODITIES FUND
                                                          CONSUMER PRODUCTS FUND
                                                                ELECTRONICS FUND
                                                                     ENERGY FUND

                                                              SEPTEMBER 30, 2006
                              RYDEX SERIES FUNDS SECTOR FUNDS SEMI-ANNUAL REPORT

                                                            ENERGY SERVICES FUND
                                                         FINANCIAL SERVICES FUND
                                                                HEALTH CARE FUND
                                                                   INTERNET FUND
                                                                    LEISURE FUND
                                                            PRECIOUS METALS FUND
                                                                REAL ESTATE FUND
                                                                  RETAILING FUND
                                                                 TECHNOLOGY FUND
                                                         TELECOMMUNICATIONS FUND
                                                             TRANSPORTATION FUND
                                                                  UTILITIES FUND

                                                         [LOGO] RYDEXINVESTMENTS
                                                Essential for modern markets(TM)

This report and the financial statements contained herein are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

Distributed by Rydex Distributors, Inc.

TABLE OF CONTENTS
--------------------------------------------------------------------------------

LETTER TO OUR SHAREHOLDERS ................................................    2

ABOUT SHAREHOLDERS' FUND EXPENSES .........................................    3

FUND PROFILES .............................................................    8

SCHEDULES OF INVESTMENTS ..................................................   18

STATEMENTS OF ASSETS AND LIABILITIES ......................................   48

STATEMENTS OF OPERATIONS ..................................................   52

STATEMENTS OF CHANGES IN NET ASSETS .......................................   56

FINANCIAL HIGHLIGHTS ......................................................   62

NOTES TO FINANCIAL STATEMENTS .............................................   74

OTHER INFORMATION .........................................................   85

INFORMATION ON BOARD OF TRUSTEES AND OFFICERS .............................   88


                                   THE RYDEX SERIES FUNDS SEMI-ANNUAL REPORT | 1

LETTER TO OUR SHAREHOLDERS
--------------------------------------------------------------------------------

DEAR SHAREHOLDER:

Financial markets over the six-months ended September 30, 2006, were driven by a widely anticipated "soft-landing" in the U.S. economy. This "goldilocks" scenario had economic growth slowing, inflation and interest rates coming down and the Federal Reserve ("Fed") ending its protracted string of increases. In this environment, stocks rallied as corporate earnings continued to grow at double digit rates without competition from higher interest rates. The icing on the cake was relief from higher energy prices, which had risen relentlessly since 2005.

While the rally in stocks was fairly broad-based, it definitely exhibited a defensive bias. Large caps, value stocks and traditionally defensive sectors generally outperformed small caps, growth stocks and more aggressive sectors. This pattern is perfectly in keeping with the "late cycle" nature of the stock market rally. Investors wanted to ride prices up, but wanted to hedge their bets at the same time.

The large-cap nature of the rally was clearly evident in the performance of the major averages. The home of the country's industrial giants--the Dow Jones Industrial Average(SM)--returned 6.34%, followed by the broader S&P 500(R), which returned 4.14%. If we look at the extremes of the capitalization spectrum, the large-cap bias becomes more evident as the Russell Top 50(TM) Index returned 7.13% for the six month period versus a loss of 4.61% for the small-cap Russell 2000(R) Index.

In a defensive rally, investors are often wary of overpaying for stocks. That was certainly true as the Russell 1000(R) Value Index returned 5.5% versus a 0.7% decline for the Russell 1000(R) Growth Index. Although developed market international stocks did well as the MSCI EAFE Index gained 3.2%, emerging market stocks fared poorly as the MSCI EM Index fell 1.2%.

A major catalyst for the rally in stocks was the rally in bonds. While yields on the short end of the curve actually rose, longer dated maturities rallied with the yield on the benchmark 10-Year Treasury note declining to 4.63% from 4.85% during the six-month period. The catalyst for falling rates was the decline in inflation and the Fed's pause from its extended interest rate increases. The result was a steeply inverted yield curve. Historically, inverted yield curves presage an economic slowdown or recession. While that remains a possibility, the decline in long-term rates also signals the market's anticipation of an eventual easing campaign by the Fed.

The performance of stocks at the sector level highlighted the defensive bias towards the gains in stock prices over the past six months. The S&P 500 Utilities sector led the way with a gain of 10.2%. Although telecommunications services, a more aggressive sector, was number two with a gain of 8.1%, consumer staples and financials were the next best performers, gaining 7.5% and 6.5%, respectively. It is worth noting that falling interest rates also helped both financials and utilities. Sectors that typically perform well in a rapidly expanding economic environment, specifically materials, industrials and technology declined between 1.0% and 2.3% as the economy slowed.

Going into the fourth quarter, we expect that Gross Domestic Product will pick up slightly, the Fed will remain on hold and equities will remain range-bound. As we head into 2007, we also see the appetite for risk continuing to decline.

We appreciate the trust you have placed in our firm by investing with us.

Sincerely,

/s/ David C. Reilly

David C. Reilly, CFA
Director of Investment Strategy


2 | THE RYDEX SERIES FUNDS SEMI-ANNUAL REPORT

ABOUT SHAREHOLDERS' FUND EXPENSES (UNAUDITED)
--------------------------------------------------------------------------------

All mutual funds have operating expenses and it is important for our shareholders to understand the impact of costs on their investments. As a shareholder of the fund, you incur two types of costs: (i) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (ii) ongoing costs, including management fees, administrative services, and shareholder reports, among others. These ongoing costs, or operating expenses, are deducted from a fund's gross income and reduce the investment return of the fund.

A fund's expenses are expressed as a percentage of its average net assets, which is known as the expense ratio. The following examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period and held for the entire six-month period beginning March 31, 2006 and ending September 30, 2006.

The following tables illustrate your fund's costs in two ways:

TABLE 1. BASED ON ACTUAL FUND RETURN. This section helps you estimate the actual expenses that you paid over the period. The "Ending Account Value" shown is derived from the fund's actual return, and the fourth column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period."

TABLE 2. BASED ON HYPOTHETICAL 5% RETURN. This section is intended to help you compare your fund's cost with those of other mutual funds. The table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid during the period. The example is useful in making comparisons because the U.S. Securities and Exchange Commission (the "SEC") requires all mutual funds to calculate expenses based on the 5% return. You can assess your fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

   Certain retirement plans such as IRA, Roth IRA and 403(b) accounts are charged an annual $15 maintenance fee. Upon liquidating your retirement account, a $15 account-closing fee will be taken from the proceeds of your redemption.

The calculations above assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs which may be incurred by some of the Fund's classes. These costs may include, but are not limited to, sales charges (loads), redemption fees, and exchange fees.

You can find more information about the Fund's expenses, including annual expense ratios for the past five years, in the Financial Highlights section of this report. For additional information on operating expenses and other shareholder costs, please refer to the appropriate Fund prospectus.


                                   THE RYDEX SERIES FUNDS SEMI-ANNUAL REPORT | 3

--------------------------------------------------------------------------------

                                                         BEGINNING                ENDING          EXPENSES
                                  EXPENSE            ACCOUNT VALUE         ACCOUNT VALUE       PAID DURING
                                  RATIO+            MARCH 31, 2006    SEPTEMBER 30, 2006           PERIOD*
----------------------------------------------------------------------------------------------------------
TABLE 1. BASED ON ACTUAL FUND RETURN

BANKING FUND
   Investor Class                    1.37%               $1,000.00             $1,034.10            $ 6.99
   Advisor Class                     1.88%                1,000.00              1,030.10              9.57
   A-Class                           1.64%                1,000.00              1,032.90              8.36
   C-Class                           2.38%                1,000.00              1,031.40             12.12
BASIC MATERIALS FUND
   Investor Class                    1.36%                1,000.00                965.10              6.70
   Advisor Class                     1.86%                1,000.00                962.70              9.15
   A-Class                           1.63%                1,000.00                964.30              8.03
   C-Class                           2.37%                1,000.00                960.30             11.65
BIOTECHNOLOGY FUND
   Investor Class                    1.36%                1,000.00                908.30              6.51
   Advisor Class                     1.84%                1,000.00                906.40              8.79
   A-Class                           1.59%                1,000.00                907.10              7.60
   C-Class                           2.33%                1,000.00                903.90             11.12
COMMODITIES FUND
   A-Class                           1.27%                1,000.00                884.60              6.00
   C-Class                           1.98%                1,000.00                881.20              9.34
   H-Class                           1.24%                1,000.00                884.20              5.86
CONSUMER PRODUCTS FUND
   Investor Class                    1.37%                1,000.00              1,082.50              7.15
   Advisor Class                     1.87%                1,000.00              1,079.80              9.75
   A-Class                           1.61%                1,000.00              1,081.10              8.40
   C-Class                           2.38%                1,000.00              1,077.20             12.39
ELECTRONICS FUND
   Investor Class                    1.37%                1,000.00                903.10              6.54
   Advisor Class                     1.84%                1,000.00                899.80              8.76
   A-Class                           1.62%                1,000.00                902.50              7.73
   C-Class                           2.38%                1,000.00                898.90             11.33
ENERGY FUND
   Investor Class                    1.36%                1,000.00                960.30              6.68
   Advisor Class                     1.86%                1,000.00                958.00              9.13
   A-Class                           1.62%                1,000.00                959.10              7.96
   C-Class                           2.36%                1,000.00                955.90             11.57
ENERGY SERVICES FUND
   Investor Class                    1.36%                1,000.00                904.60              6.49
   Advisor Class                     1.84%                1,000.00                902.40              8.78
   A-Class                           1.61%                1,000.00                903.40              7.68
   C-Class                           2.35%                1,000.00                900.30             11.19
FINANCIAL SERVICES FUND
   Investor Class                    1.37%                1,000.00              1,027.90              6.96
   Advisor Class                     1.88%                1,000.00              1,024.80              9.54
   A-Class                           1.60%                1,000.00              1,025.60              8.12
   C-Class                           2.37%                1,000.00              1,022.10             12.01


4 | THE RYDEX SERIES FUNDS SEMI-ANNUAL REPORT

--------------------------------------------------------------------------------

                                                         BEGINNING                ENDING          EXPENSES
                                  EXPENSE            ACCOUNT VALUE         ACCOUNT VALUE       PAID DURING
                                   RATIO+           MARCH 31, 2006    SEPTEMBER 30, 2006           PERIOD*
----------------------------------------------------------------------------------------------------------
HEALTH CARE FUND
   Investor Class                   1.36%                $1,000.00             $1,002.80            $ 6.83
   Advisor Class                    1.87%                 1,000.00              1,001.40              9.38
   A-Class                          1.58%                 1,000.00              1,002.90              7.93
   C-Class                          2.35%                 1,000.00                998.50             11.77
INTERNET FUND
   Investor Class                   1.36%                 1,000.00                929.60              6.58
   Advisor Class                    1.85%                 1,000.00                927.60              8.94
   A-Class                          1.59%                 1,000.00                929.10              7.69
   C-Class                          2.33%                 1,000.00                925.80             11.25
LEISURE FUND
   Investor Class                   1.37%                 1,000.00                974.50              6.78
   Advisor Class                    1.88%                 1,000.00                972.10              9.29
   A-Class                          1.64%                 1,000.00                973.10              8.11
   C-Class                          2.38%                 1,000.00                969.40             11.75
PRECIOUS METALS FUND
   Investor Class                   1.25%                 1,000.00                902.40              5.96
   Advisor Class                    1.76%                 1,000.00                900.20              8.38
   A-Class                          1.51%                 1,000.00                901.30              7.20
   C-Class                          2.25%                 1,000.00                897.90             10.70
REAL ESTATE FUND
   A-Class                          1.62%                 1,000.00              1,049.10              8.32
   C-Class                          2.38%                 1,000.00              1,044.80             12.20
   H-Class                          1.62%                 1,000.00              1,048.00              8.32
RETAILING FUND
   Investor Class                   1.38%                 1,000.00                991.10              6.89
   Advisor Class                    1.87%                 1,000.00                988.50              9.32
   A-Class                          1.64%                 1,000.00                990.80              8.18
   C-Class                          2.37%                 1,000.00                986.70             11.80
TECHNOLOGY FUND
   Investor Class                   1.38%                 1,000.00                952.20              6.75
   Advisor Class                    1.88%                 1,000.00                949.70              9.19
   A-Class                          1.59%                 1,000.00                950.60              7.77
   C-Class                          2.35%                 1,000.00                947.50             11.47
TELECOMMUNICATIONS FUND
   Investor Class                   1.35%                 1,000.00                980.80              6.70
   Advisor Class                    1.78%                 1,000.00                978.40              8.83
   A-Class                          1.35%                 1,000.00                976.70              6.69
   C-Class                          2.29%                 1,000.00                976.30             11.35
TRANSPORTATION FUND
   Investor Class                   1.35%                 1,000.00                936.00              6.55
   Advisor Class                    1.86%                 1,000.00                933.80              9.02
   A-Class                          1.61%                 1,000.00                934.50              7.81
   C-Class                          2.36%                 1,000.00                931.10             11.42
UTILITIES FUND
   Investor Class                   1.37%                 1,000.00              1,095.60              7.20
   Advisor Class                    1.88%                 1,000.00              1,092.60              9.86
   A-Class                          1.64%                 1,000.00              1,094.30              8.61
   C-Class                          2.37%                 1,000.00              1,090.10             12.42


                                   THE RYDEX SERIES FUNDS SEMI-ANNUAL REPORT | 5

--------------------------------------------------------------------------------

                                                         BEGINNING                ENDING          EXPENSES
                                  EXPENSE            ACCOUNT VALUE         ACCOUNT VALUE       PAID DURING
                                   RATIO+           MARCH 31, 2006    SEPTEMBER 30, 2006           PERIOD*
----------------------------------------------------------------------------------------------------------
TABLE 2. BASED ON HYPOTHETICAL 5% RETURN

BANKING FUND
   Investor Class                    1.37%               $1,000.00             $1,018.11            $ 6.95
   Advisor Class                     1.88%                1,000.00              1,015.52              9.54
   A-Class                           1.64%                1,000.00              1,016.74              8.33
   C-Class                           2.38%                1,000.00              1,012.99             12.08
BASIC MATERIALS FUND
   Investor Class                    1.36%                1,000.00              1,018.16              6.90
   Advisor Class                     1.86%                1,000.00              1,015.63              9.44
   A-Class                           1.63%                1,000.00              1,016.79              8.27
   C-Class                           2.37%                1,000.00              1,013.04             12.03
BIOTECHNOLOGY FUND
   Investor Class                    1.36%                1,000.00              1,018.16              6.90
   Advisor Class                     1.84%                1,000.00              1,015.73              9.34
   A-Class                           1.59%                1,000.00              1,017.00              8.07
   C-Class                           2.33%                1,000.00              1,013.24             11.83
COMMODITIES FUND
   A-Class                           1.27%                1,000.00              1,018.62              6.45
   C-Class                           1.98%                1,000.00              1,015.02             10.05
   H-Class                           1.24%                1,000.00              1,018.77              6.29
CONSUMER PRODUCTS FUND
   Investor Class                    1.37%                1,000.00              1,018.11              6.95
   Advisor Class                     1.87%                1,000.00              1,015.58              9.49
   A-Class                           1.61%                1,000.00              1,016.90              8.17
   C-Class                           2.38%                1,000.00              1,012.99             12.08
ELECTRONICS FUND
   Investor Class                    1.37%                1,000.00              1,018.11              6.95
   Advisor Class                     1.84%                1,000.00              1,015.73              9.34
   A-Class                           1.62%                1,000.00              1,016.84              8.22
   C-Class                           2.38%                1,000.00              1,012.99             12.08
ENERGY FUND
   Investor Class                    1.36%                1,000.00              1,018.16              6.90
   Advisor Class                     1.86%                1,000.00              1,015.63              9.44
   A-Class                           1.62%                1,000.00              1,016.84              8.22
   C-Class                           2.36%                1,000.00              1,013.09             11.98
ENERGY SERVICES FUND
   Investor Class                    1.36%                1,000.00              1,018.16              6.90
   Advisor Class                     1.84%                1,000.00              1,015.73              9.34
   A-Class                           1.61%                1,000.00              1,016.90              8.17
   C-Class                           2.35%                1,000.00              1,013.14             11.93
FINANCIAL SERVICES FUND
   Investor Class                    1.37%                1,000.00              1,018.11              6.95
   Advisor Class                     1.88%                1,000.00              1,015.52              9.54
   A-Class                           1.60%                1,000.00              1,016.95              8.12
   C-Class                           2.37%                1,000.00              1,013.04             12.03
HEALTH CARE FUND
   Investor Class                    1.36%                1,000.00              1,018.16              6.90
   Advisor Class                     1.87%                1,000.00              1,015.58              9.49
   A-Class                           1.58%                1,000.00              1,017.05              8.02
   C-Class                           2.35%                1,000.00              1,013.14             11.93


6 | THE RYDEX SERIES FUNDS SEMI-ANNUAL REPORT

ABOUT SHAREHOLDERS' FUND EXPENSES (UNAUDITED) (CONCLUDED)
--------------------------------------------------------------------------------

                                                         BEGINNING                ENDING          EXPENSES
                                  EXPENSE            ACCOUNT VALUE         ACCOUNT VALUE       PAID DURING
                                   RATIO+           MARCH 31, 2006    SEPTEMBER 30, 2006           PERIOD*
----------------------------------------------------------------------------------------------------------
INTERNET FUND
   Investor Class                    1.36%               $1,000.00             $1,018.16            $ 6.90
   Advisor Class                     1.85%                1,000.00              1,015.68              9.39
   A-Class                           1.59%                1,000.00              1,017.00              8.07
   C-Class                           2.33%                1,000.00              1,013.24             11.83
LEISURE FUND
   Investor Class                    1.37%                1,000.00              1,018.11              6.95
   Advisor Class                     1.88%                1,000.00              1,015.52              9.54
   A-Class                           1.64%                1,000.00              1,016.74              8.33
   C-Class                           2.38%                1,000.00              1,012.99             12.08
PRECIOUS METALS FUND
   Investor Class                    1.25%                1,000.00              1,018.72              6.35
   Advisor Class                     1.76%                1,000.00              1,016.13              8.93
   A-Class                           1.51%                1,000.00              1,017.40              7.67
   C-Class                           2.25%                1,000.00              1,013.65             11.42
REAL ESTATE FUND
   A-Class                           1.62%                1,000.00              1,016.84              8.22
   C-Class                           2.38%                1,000.00              1,012.99             12.08
   H-Class                           1.62%                1,000.00              1,016.84              8.22
RETAILING FUND
   Investor Class                    1.38%                1,000.00              1,018.06              7.01
   Advisor Class                     1.87%                1,000.00              1,015.58              9.49
   A-Class                           1.64%                1,000.00              1,016.74              8.33
   C-Class                           2.37%                1,000.00              1,013.04             12.03
TECHNOLOGY FUND
   Investor Class                    1.38%                1,000.00              1,018.06              7.01
   Advisor Class                     1.88%                1,000.00              1,015.52              9.54
   A-Class                           1.59%                1,000.00              1,017.00              8.07
   C-Class                           2.35%                1,000.00              1,013.14             11.93
TELECOMMUNICATIONS FUND
   Investor Class                    1.35%                1,000.00              1,018.22              6.85
   Advisor Class                     1.78%                1,000.00              1,016.03              9.04
   A-Class                           1.35%                1,000.00              1,018.22              6.85
   C-Class                           2.29%                1,000.00              1,013.44             11.63
TRANSPORTATION FUND
   Investor Class                    1.35%                1,000.00              1,018.22              6.85
   Advisor Class                     1.86%                1,000.00              1,015.63              9.44
   A-Class                           1.61%                1,000.00              1,016.90              8.17
   C-Class                           2.36%                1,000.00              1,013.09             11.98
UTILITIES FUND
   Investor Class                    1.37%                1,000.00              1,018.11              6.95
   Advisor Class                     1.88%                1,000.00              1,015.52              9.54
   A-Class                           1.64%                1,000.00              1,016.74              8.33
   C-Class                           2.37%                1,000.00              1,013.04             12.03

* EXPENSES ARE EQUAL TO THE FUND'S ANNUALIZED EXPENSE RATIO, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY THE NUMBER OF DAYS IN THE MOST RECENT FISCAL HALF-YEAR, THEN DIVIDED BY 365.

+     ANNUALIZED


                                   THE RYDEX SERIES FUNDS SEMI-ANNUAL REPORT | 7

FUND PROFILES (UNAUDITED)
--------------------------------------------------------------------------------

BANKING FUND

OBJECTIVE: Seeks capital appreciation by investing in companies that are involved in the banking sector, including commercial banks (and their holding companies) and savings-and-loan institutions.

INDUSTRY DIVERSIFICATION (MARKET EXPOSURE AS % OF NET ASSETS)

  [THE FOLLOWING TABLE WAS REPRESENTED AS A PIE CHART IN THE PRINTED MATERIAL.]

                                  BANKING FUND

Commercial Banks                                     62%
Thrifts & Mortgage Finance                           28%
Diversified Financial Services                       10%

"Industry Diversification (Market Exposure as % of Net Assets)" excludes any temporary cash investments.

INCEPTION DATES:
--------------------------------------------------------
Investor Class                             April 1, 1998
Advisor Class                              April 1, 1998
A-Class                                September 1, 2004
C-Class                                   March 30, 2001

TEN LARGEST HOLDINGS (% OF TOTAL NET ASSETS)
--------------------------------------------------------
J.P. Morgan Chase & Co.                             4.8%
Bank of America Corp.                               4.7%
Wells Fargo & Co.                                   4.2%
Wachovia Corp.                                      3.5%
Fannie Mae                                          2.9%
U.S. Bancorp                                        2.9%
Freddie Mac                                         2.6%
Washington Mutual, Inc.                             2.4%
SunTrust Banks, Inc.                                2.0%
Golden West Financial Corp.                         1.8%
--------------------------------------------------------
Top Ten Total                                      31.8%
--------------------------------------------------------

"Ten Largest Holdings" exclude any temporary cash or derivative investments.

BASIC MATERIALS FUND

OBJECTIVE: Seeks capital appreciation by investing in companies engaged in the mining, manufacture or sale of basic materials, such as lumber, steel, iron, aluminum, concrete, chemicals and other basic building and manufacturing materials.

INDUSTRY DIVERSIFICATION (MARKET EXPOSURE AS % OF NET ASSETS)

  [THE FOLLOWING TABLE WAS REPRESENTED AS A PIE CHART IN THE PRINTED MATERIAL.]

                              BASIC MATERIALS FUND

Chemicals                                            48%
Metals & Mining                                      26%
Containers & Packaging                               12%
Paper & Forest Products                               9%
Other                                                 5%

"Industry Diversification (Market Exposure as % of Net Assets)" excludes any temporary cash investments.

INCEPTION DATES:
--------------------------------------------------------
Investor Class                             April 1, 1998
Advisor Class                             April 14, 1998
A-Class                                September 1, 2004
C-Class                                      May 3, 2001

TEN LARGEST HOLDINGS (% OF TOTAL NET ASSETS)
--------------------------------------------------------
E.I. du Pont de Nemours and Co.                     3.4%
Dow Chemical Co.                                    3.3%
Monsanto Co.                                        2.8%
Alcoa, Inc.                                         2.5%
Praxair, Inc.                                       2.4%
International Paper Co.                             2.3%
Phelps Dodge Corp.                                  2.3%
Air Products & Chemicals, Inc.                      2.1%
Weyerhaeuser Co.                                    2.1%
Newmont Mining Corp.                                2.0%
--------------------------------------------------------
Top Ten Total                                      25.2%
--------------------------------------------------------

"Ten Largest Holdings" exclude any temporary cash or derivative investments.


8 | THE RYDEX SERIES FUNDS SEMI-ANNUAL REPORT

--------------------------------------------------------------------------------

BIOTECHNOLOGY FUND

OBJECTIVE: Seeks capital appreciation by investing in companies that are involved in the biotechnology industry, including companies involved in research and development, genetic or biological engineering and in the design, manufacture or sale of related biotechnology products or services.

INDUSTRY DIVERSIFICATION (MARKET EXPOSURE AS % OF NET ASSETS)

  [THE FOLLOWING TABLE WAS REPRESENTED AS A PIE CHART IN THE PRINTED MATERIAL.]

                               BIOTECHNOLOGY FUND

Biotechnology                                        90%
Life Sciences Tools & Services                       10%

"Industry Diversification (Market Exposure as % of Net Assets)" excludes any temporary cash investments.

INCEPTION DATES:
--------------------------------------------------------
Investor Class                             April 1, 1998
Advisor Class                              April 1, 1998
A-Class                                September 1, 2004
C-Class                                   March 30, 2001

TEN LARGEST HOLDINGS (% OF TOTAL NET ASSETS)
--------------------------------------------------------
Amgen, Inc.                                        10.7%
Genentech, Inc.                                    10.4%
Gilead Sciences, Inc.                               6.8%
Genzyme Corp.                                       4.9%
Biogen Idec, Inc.                                   4.3%
Celgene Corp.                                       4.1%
Medimmune, Inc.                                     3.2%
Amylin Pharmaceuticals, Inc.                        2.4%
Cephalon, Inc.                                      2.2%
Charles River Laboratories International, Inc.      2.2%
--------------------------------------------------------
Top Ten Total                                      51.2%
--------------------------------------------------------

"Ten Largest Holdings" exclude any temporary cash or derivative investments.

COMMODITIES FUND

OBJECTIVE: Seeks to provide investment results that correlate to the performance of a benchmark for commodities. The Funds' current benchmark is the GSCI Total Return Index.

HOLDINGS DIVERSIFICATION (MARKET EXPOSURE AS % OF NET ASSETS)

  [THE FOLLOWING TABLE WAS REPRESENTED AS A BAR CHART IN THE PRINTED MATERIAL.]

                                COMMODITIES FUND

Exchange Traded Funds                                18%
Commodity Linked Securities                          82%

"Holdings Diversification (Market Exposure as % of Net Assets)" excludes any temporary cash investments.

INCEPTION DATES:
--------------------------------------------------------
A-Class                                     May 25, 2005
C-Class                                     May 25, 2005
H-Class                                     May 25, 2005

The Fund invests principally in derivative investments; such as commodity linked notes, futures contracts, and options on index futures.


                                   THE RYDEX SERIES FUNDS SEMI-ANNUAL REPORT | 9

--------------------------------------------------------------------------------

CONSUMER PRODUCTS FUND

OBJECTIVE: Seeks capital appreciation by investing in companies engaged in manufacturing finished goods and services both domestically and internationally.

INDUSTRY DIVERSIFICATION (MARKET EXPOSURE AS % OF NET ASSETS)

  [THE FOLLOWING TABLE WAS REPRESENTED AS A PIE CHART IN THE PRINTED MATERIAL.]

                             CONSUMER PRODUCTS FUND

Food Products                                        35%
Beverages                                            21%
Household Products                                   16%
Tobacco                                              11%
Food & Staples Retailing                             11%
Personal Products                                     6%

"Industry Diversification (Market Exposure as % of Net Assets)" excludes any temporary cash investments.

INCEPTION DATES:
--------------------------------------------------------
Investor Class                              July 6, 1998
Advisor Class                            August 17, 1998
A-Class                                September 1, 2004
C-Class                                    July 24, 2001

TEN LARGEST HOLDINGS (% OF TOTAL NET ASSETS)
--------------------------------------------------------
Procter & Gamble Co.                                7.1%
Altria Group, Inc.                                  6.0%
PepsiCo, Inc.                                       5.1%
Coca-Cola Co.                                       4.9%
Kraft Foods, Inc. -- Class A                        3.9%
Anheuser-Busch Cos., Inc.                           2.9%
Colgate-Palmolive Co.                               2.7%
Kimberly-Clark Corp.                                2.6%
Archer-Daniels-Midland Co.                          2.2%
Sysco Corp.                                         2.2%
--------------------------------------------------------
Top Ten Total                                      39.6%
--------------------------------------------------------

"Ten Largest Holdings" exclude any temporary cash or derivative investments.

ELECTRONICS FUND

OBJECTIVE: Seeks capital appreciation by investing in companies that are involved in the electronics sector, including semiconductor manufacturers and distributors, and makers and vendors of other electronic components and devices.

INDUSTRY DIVERSIFICATION (MARKET EXPOSURE AS % OF NET ASSETS)

  [THE FOLLOWING TABLE WAS REPRESENTED AS A PIE CHART IN THE PRINTED MATERIAL.]

                                ELECTRONICS FUND

Semiconductors & Semiconductor Equipment            100%

"Industry Diversification (Market Exposure as % of Net Assets)" excludes any temporary cash investments.

INCEPTION DATES:
--------------------------------------------------------
Investor Class                             April 1, 1998
Advisor Class                              April 2, 1998
A-Class                                September 1, 2004
C-Class                                   March 26, 2001

TEN LARGEST HOLDINGS (% OF TOTAL NET ASSETS)
--------------------------------------------------------
Intel Corp.                                         9.5%
Texas Instruments, Inc.                             6.3%
Applied Materials, Inc.                             4.6%
Micron Technology, Inc.                             3.2%
Nvidia Corp.                                        3.2%
Broadcom Corp. -- Class A                           3.2%
Freescale Semiconductor, Inc. -- Class B            3.0%
Advanced Micro Devices, Inc.                        2.9%
Analog Devices, Inc.                                2.6%
KLA-Tencor Corp.                                    2.6%
--------------------------------------------------------
Top Ten Total                                      41.1%
--------------------------------------------------------

"Ten Largest Holdings" exclude any temporary cash or derivative investments.


10 | THE RYDEX SERIES FUNDS SEMI-ANNUAL REPORT

--------------------------------------------------------------------------------

ENERGY FUND

OBJECTIVE: Seeks capital appreciation by investing in companies involved in the energy field, including the exploration, production and development of oil, gas, coal and alternative sources of energy.

INDUSTRY DIVERSIFICATION (MARKET EXPOSURE AS % OF NET ASSETS)

  [THE FOLLOWING TABLE WAS REPRESENTED AS A PIE CHART IN THE PRINTED MATERIAL.]

                                   ENERGY FUND

Oil, Gas & Consumable Fuels                          70%
Energy Equipment & Services                          30%

"Industry Diversification (Market Exposure as % of Net Assets)" excludes any temporary cash investments.

INCEPTION DATES:
--------------------------------------------------------
Investor Class                            April 21, 1998
Advisor Class                                May 5, 1998
A-Class                                September 1, 2004
C-Class                                   April 19, 2001

TEN LARGEST HOLDINGS (% OF TOTAL NET ASSETS)
--------------------------------------------------------
Exxon Mobil Corp.                                   7.6%
BP PLC -- SP ADR                                    5.1%
Total SA -- SP ADR                                  4.6%
Chevron Corp.                                       4.4%
Royal Dutch Shell PLC -- SP ADR                     4.0%
ConocoPhillips                                      3.4%
Schlumberge, Ltd.                                   3.0%
Repsol YPF SA -- SP ADR                             2.2%
Occidental Petroleum Corp.                          2.2%
Devon Energy Corp.                                  1.9%
--------------------------------------------------------
Top Ten Total                                      38.4%
--------------------------------------------------------

"Ten Largest Holdings" exclude any temporary cash or derivative investments.

ENERGY SERVICES FUND

OBJECTIVE: Seeks capital appreciation by investing in companies that are involved in the energy services field, including those that provide services and equipment in the areas of oil, coal and gas exploration and production.

INDUSTRY DIVERSIFICATION (MARKET EXPOSURE AS % OF NET ASSETS)

  [THE FOLLOWING TABLE WAS REPRESENTED AS A PIE CHART IN THE PRINTED MATERIAL.]

                              ENERGY SERVICES FUND

Energy Equipment & Services                         100%

"Industry Diversification (Market Exposure as % of Net Assets)" excludes any temporary cash investments.

INCEPTION DATES:
--------------------------------------------------------
Investor Class                             April 1, 1998
Advisor Class                              April 2, 1998
A-Class                                September 1, 2004
C-Class                                   March 30, 2001

TEN LARGEST HOLDINGS (% OF TOTAL NET ASSETS)
--------------------------------------------------------
Schlumberger, Ltd.                                 10.1%
Halliburton Co.                                     5.7%
Transocean, Inc.                                    5.6%
Baker Hughes, Inc.                                  5.3%
Weatherford International Ltd.                      4.2%
National - Oilwell Varco, Inc.                      3.7%
Nabors Industries Ltd.                              3.4%
Diamond Offshore Drilling, Inc.                     3.4%
BJ Services Co.                                     3.4%
Noble Corp.                                         3.3%
--------------------------------------------------------
Top Ten Total                                      48.1%
--------------------------------------------------------

"Ten Largest Holdings" exclude any temporary cash or derivative investments.


                                  THE RYDEX SERIES FUNDS SEMI-ANNUAL REPORT | 11

--------------------------------------------------------------------------------

FINANCIAL SERVICES FUND

OBJECTIVE: Seeks capital appreciation by investing in companies that are involved in the financial services sector.

INDUSTRY DIVERSIFICATION (MARKET EXPOSURE AS % OF NET ASSETS)

  [THE FOLLOWING TABLE WAS REPRESENTED AS A PIE CHART IN THE PRINTED MATERIAL.]

                             FINANCIAL SERVICES FUND

Insurance                                            22%
Commercial Banks                                     22%
Real Estate Investment Trusts                        17%
Capital Markets                                      16%
Thrifts & Mortgage Finance                            9%
Diversified Financial Services                        9%
Other                                                 5%

"Industry Diversification (Market Exposure as % of Net Assets)" excludes any temporary cash investments.

INCEPTION DATES:
--------------------------------------------------------
Investor Class                             April 2, 1998
Advisor Class                              April 6, 1998
A-Class                                September 1, 2004
C-Class                                   April 19, 2001

TEN LARGEST HOLDINGS (% OF TOTAL NET ASSETS)
--------------------------------------------------------
Bank of America Corp.                               2.0%
Citigroup, Inc.                                     1.8%
J.P. Morgan Chase & Co.                             1.7%
American International Group, Inc.                  1.6%
Wells Fargo & Co.                                   1.4%
Wachovia Corp.                                      1.2%
Goldman Sachs Group, Inc.                           1.2%
Morgan Stanley                                      1.2%
Merrill Lynch & Co., Inc.                           1.2%
Fannie Mae                                          1.1%
--------------------------------------------------------
Top Ten Total                                      14.4%
--------------------------------------------------------

"Ten Largest Holdings" exclude any temporary cash or derivative investments.

HEALTH CARE FUND

OBJECTIVE: Seeks capital appreciation by investing in companies that are involved in the health care industry.

INDUSTRY DIVERSIFICATION (MARKET EXPOSURE AS % OF NET ASSETS)

  [THE FOLLOWING TABLE WAS REPRESENTED AS A PIE CHART IN THE PRINTED MATERIAL.]

                                HEALTH CARE FUND

Pharmaceuticals                                      36%
Health Care Providers & Services                     25%
Health Care Equipment & Supplies                     19%
Biotechnology                                        14%
Other                                                 6%

"Industry Diversification (Market Exposure as % of Net Assets)" excludes any temporary cash investments.

INCEPTION DATES:
--------------------------------------------------------
Investor Class                            April 17, 1998
Advisor Class                               May 11, 1998
A-Class                                September 1, 2004
C-Class                                   March 30, 2001

TEN LARGEST HOLDINGS (% OF TOTAL NET ASSETS)
--------------------------------------------------------
Pfizer, Inc.                                        6.9%
Johnson & Johnson, Inc.                             6.3%
Merck & Co., Inc.                                   3.7%
Genentech, Inc.                                     3.4%
Amgen, Inc.                                         3.4%
Abbott Laboratories                                 3.1%
Wyeth                                               3.0%
UnitedHealth Group, Inc.                            2.9%
Eli Lilly & Co.                                     2.8%
Medtronic, Inc.                                     2.4%
--------------------------------------------------------
Top Ten Total                                      37.9%
--------------------------------------------------------

"Ten Largest Holdings" exclude any temporary cash or derivative investments.


12 | THE RYDEX SERIES FUNDS SEMI-ANNUAL REPORT

--------------------------------------------------------------------------------

INTERNET FUND

OBJECTIVE: Seeks capital appreciation by investing in companies that provide products or services designed for or related to the Internet.

INDUSTRY DIVERSIFICATION (MARKET EXPOSURE AS % OF NET ASSETS)

  [THE FOLLOWING TABLE WAS REPRESENTED AS A PIE CHART IN THE PRINTED MATERIAL.]

                                  INTERNET FUND

Internet Software & Services                         27%
Communications Equipment                             25%
Software                                             16%
Internet & Catalog Retail                             7%
Media                                                 7%
Other                                                18%

"Industry Diversification (Market Exposure as % of Net Assets)" excludes any temporary cash investments.

INCEPTION DATES:
--------------------------------------------------------
Investor Class                             April 6, 2000
Advisor Class                              April 6, 2000
A-Class                                September 1, 2004
C-Class                                   April 19, 2001

TEN LARGEST HOLDINGS (% OF TOTAL NET ASSETS)
--------------------------------------------------------
Cisco Systems, Inc.                                 9.8%
Google, Inc. -- Class A                             7.1%
Time Warner, Inc.                                   6.8%
Qualcomm, Inc.                                      5.7%
eBay, Inc.                                          4.7%
Symantec Corp.                                      4.2%
Research In Motion Ltd.                             4.0%
Yahoo!, Inc.                                        4.0%
Sun Microsystems, Inc.                              3.5%
Qwest Communications International, Inc.            3.2%
--------------------------------------------------------
Top Ten Total                                      53.0%
--------------------------------------------------------

"Ten Largest Holdings" exclude any temporary cash or derivative investments.

LEISURE FUND

OBJECTIVE: Seeks capital appreciation by investing in companies engaged in leisure and entertainment businesses.

INDUSTRY DIVERSIFICATION (MARKET EXPOSURE AS % OF NET ASSETS)

  [THE FOLLOWING TABLE WAS REPRESENTED AS A PIE CHART IN THE PRINTED MATERIAL.]

                                  LEISURE FUND

Hotels, Restaurants & Leisure                        62%
Media                                                21%
Leisure Equipment & Products                         11%
Software                                              6%

"Industry Diversification (Market Exposure as % of Net Assets)" excludes any temporary cash investments.

INCEPTION DATES:
--------------------------------------------------------
Investor Class                             April 1, 1998
Advisor Class                               June 3, 1998
A-Class                                September 1, 2004
C-Class                                      May 3, 2001

TEN LARGEST HOLDINGS (% OF TOTAL NET ASSETS)
--------------------------------------------------------
Time Warner, Inc.                                   5.5%
Walt Disney Co.                                     5.1%
McDonald's Corp.                                    4.6%
News Corp. -- Class A                               4.0%
Carnival Corp.                                      3.5%
Viacom Inc. -- Class B                              3.1%
Starbucks Corp.                                     3.0%
Electronic Arts, Inc.                               2.9%
Las Vegas Sands Corp.                               2.8%
Marriott International Inc. -- Class A              2.5%
--------------------------------------------------------
Top Ten Total                                      37.0%
--------------------------------------------------------

"Ten Largest Holdings" exclude any temporary cash or derivative investments.


                                  THE RYDEX SERIES FUNDS SEMI-ANNUAL REPORT | 13

--------------------------------------------------------------------------------

PRECIOUS METALS FUND

OBJECTIVE: To provide capital appreciation by investing in U.S. and foreign companies that are involved in the precious metals sector, including exploration, mining, production and development, and other precious metals-related services.

INDUSTRY DIVERSIFICATION (MARKET EXPOSURE AS % OF NET ASSETS)

  [THE FOLLOWING TABLE WAS REPRESENTED AS A PIE CHART IN THE PRINTED MATERIAL.]

                              PRECIOUS METALS FUND

Metals & Mining                                     100%

"Industry Diversification (Market Exposure as % of Net Assets)" excludes any temporary cash investments.

INCEPTION DATES:
--------------------------------------------------------
Investor Class                          December 1, 1993
Advisor Class                             August 1, 2003
A-Class                                September 1, 2004
C-Class                                   April 27, 2001

TEN LARGEST HOLDINGS (% OF TOTAL NET ASSETS)
--------------------------------------------------------
Freeport-McMoRan Copper & Gold, Inc. -- Class B     9.5%
Newmont Mining Corp.                                9.0%
Barrick Gold Corp.                                  7.2%
Goldcorp, Inc.                                      6.6%
Glamis Gold Ltd.                                    5.3%
Agnico-Eagle Mines Ltd.                             4.3%
Coeur d'Alene Mines Corp.                           4.1%
AngloGold Ashanti Ltd. -- SP ADR                    4.0%
Pan American Silver Corp.                           4.0%
Gold Fields Ltd. -- SP ADR                          3.6%
--------------------------------------------------------
Top Ten Total                                      57.6%
--------------------------------------------------------

"Ten Largest Holdings" exclude any temporary cash or derivative investments.

REAL ESTATE FUND

OBJECTIVE: Seeks to provide capital appreciation by investing in companies that are involved in the real estate industry including real estate investment trusts ("REITs").

INDUSTRY DIVERSIFICATION (MARKET EXPOSURE AS % OF NET ASSETS)

  [THE FOLLOWING TABLE WAS REPRESENTED AS A PIE CHART IN THE PRINTED MATERIAL.]

                                REAL ESTATE FUND

Real Estate Investment Trusts                        96%
Other                                                 4%

"Industry Diversification (Market Exposure as % of Net Assets)" excludes any temporary cash investments.

INCEPTION DATES:
--------------------------------------------------------
A-Class                                September 1, 2004
C-Class                                February 20, 2004
H-Class                                February 20, 2004

TEN LARGEST HOLDINGS (% OF TOTAL NET ASSETS)
--------------------------------------------------------
Public Storage, Inc.                                2.9%
Simon Property Group, Inc.                          2.5%
Vornado Realty Trust                                2.2%
Equity Residential                                  2.2%
Equity Office Properties Trust                      2.1%
ProLogis                                            2.1%
Boston Properties, Inc.                             1.9%
Host Hotels & Resorts, Inc.                         1.9%
Archstone-Smith Trust                               1.9%
General Growth Properties, Inc.                     1.9%
--------------------------------------------------------
Top Ten Total                                      21.6%
--------------------------------------------------------

"Ten Largest Holdings" exclude any temporary cash or derivative investments.


14 | THE RYDEX SERIES FUNDS SEMI-ANNUAL REPORT

--------------------------------------------------------------------------------

RETAILING FUND

OBJECTIVE: Seeks capital appreciation by investing in companies engaged in merchandising finished goods and services, including department stores, restaurant franchises, mail-order operations and other companies involved in selling products to consumers.

INDUSTRY DIVERSIFICATION (MARKET EXPOSURE AS % OF NET ASSETS)

  [THE FOLLOWING TABLE WAS REPRESENTED AS A PIE CHART IN THE PRINTED MATERIAL.]

                                 RETAILING FUND

Specialty Retail                                     55%
Multiline Retail                                     19%
Food & Staples Retailing                             16%
Internet & Catalog Retail                             8%
Other                                                 2%

"Industry Diversification (Market Exposure as % of Net Assets)" excludes any temporary cash investments.

INCEPTION DATES:
--------------------------------------------------------
Investor Class                             April 1, 1998
Advisor Class                             April 21, 1998
A-Class                                September 1, 2004
C-Class                                      May 9, 2001

TEN LARGEST HOLDINGS (% OF TOTAL NET ASSETS)
--------------------------------------------------------
Wal-Mart Stores, Inc.                               6.3%
Home Depot, Inc.                                    3.8%
Target Corp.                                        3.2%
Walgreen Co.                                        2.9%
Lowe's Cos., Inc.                                   2.7%
Federated Department Stores, Inc.                   2.3%
CVS Corp.                                           2.3%
Best Buy Co., Inc.                                  2.2%
Sears Holdings Corp.                                2.2%
Kohl's Corp.                                        2.1%
--------------------------------------------------------
Top Ten Total                                      30.0%
--------------------------------------------------------

"Ten Largest Holdings" exclude any temporary cash or derivative investments.

TECHNOLOGY FUND

OBJECTIVE: Seeks capital appreciation by investing in companies that are involved in the technology sector, including computer software and service companies, semiconductor manufacturers, networking and telecommunications equipment manufacturers, PC hardware and peripherals companies.

INDUSTRY DIVERSIFICATION (MARKET EXPOSURE AS % OF NET ASSETS)

  [THE FOLLOWING TABLE WAS REPRESENTED AS A PIE CHART IN THE PRINTED MATERIAL.]

                                 TECHNOLOGY FUND

Semiconductors & Semiconductor Equipment           21%
Software                                           21%
Communications Equipment                           14%
Computers & Peripherals                            13%
IT Services                                        13%
Electronic Equipment & Instruments                 11%
Internet Software & Services                        6%
Other                                               1%

"Industry Diversification (Market Exposure as % of Net Assets)" excludes any temporary cash investments.

INCEPTION DATES:
--------------------------------------------------------
Investor Class                            April 14, 1998
Advisor Class                             April 29, 1998
A-Class                                September 1, 2004
C-Class                                   April 18, 2001

TEN LARGEST HOLDINGS (% OF TOTAL NET ASSETS)
--------------------------------------------------------
Microsoft Corp.                                     3.2%
Cisco Systems, Inc.                                 2.2%
International Business Machines Corp.               2.0%
Intel Corp.                                         2.0%
Hewlett-Packard Co.                                 1.9%
Oracle Corp.                                        1.9%
Apple Computer, Inc.                                1.6%
Google, Inc. -- Class A                             1.6%
Motorola, Inc.                                      1.5%
Texas Instruments, Inc.                             1.3%
--------------------------------------------------------
Top Ten Total                                      19.2%
--------------------------------------------------------

"Ten Largest Holdings" exclude any temporary cash or derivative investments.


                                  THE RYDEX SERIES FUNDS SEMI-ANNUAL REPORT | 15

--------------------------------------------------------------------------------

TELECOMMUNICATIONS FUND

OBJECTIVE: Seeks capital appreciation by investing in companies engaged in the development, manufacture or sale of communications services or communications equipment.

INDUSTRY DIVERSIFICATION (MARKET EXPOSURE AS % OF NET ASSETS)

  [THE FOLLOWING TABLE WAS REPRESENTED AS A PIE CHART IN THE PRINTED MATERIAL.]

                             TELECOMMUNICATIONS FUND

Communications Equipment                             52%
Diversified Telecommunication Services               27%
Wireless Telecommunication Services                  20%
Other                                                 1%

"Industry Diversification (Market Exposure as % of Net Assets)" excludes any temporary cash investments.

INCEPTION DATES:
--------------------------------------------------------
Investor Class                             April 1, 1998
Advisor Class                              April 1, 1998
A-Class                                September 1, 2004
C-Class                                   April 18, 2001

TEN LARGEST HOLDINGS (% OF TOTAL NET ASSETS)
--------------------------------------------------------
Cisco Systems, Inc.                                 6.7%
AT&T, Inc.                                          6.4%
Verizon Communications, Inc.                        5.7%
Vodafone Group PLC -- SP ADR                        5.6%
BellSouth Corp.                                     5.0%
Nokia OYJ -- SP ADR                                 4.6%
Motorola, Inc.                                      4.6%
Qualcomm, Inc.                                      3.9%
Telefonaktiebolaget LM Ericsson -- SP ADR           3.8%
Sprint Nextel Corp.                                 3.4%
--------------------------------------------------------
Top Ten Total                                      49.7%
--------------------------------------------------------

"Ten Largest Holdings" exclude any temporary cash or derivative investments.

TRANSPORTATION FUND

OBJECTIVE: Seeks capital appreciation by investing in companies engaged in providing transportation services or companies engaged in the design, manufacture, distribution or sale of transportation equipment.

INDUSTRY DIVERSIFICATION (MARKET EXPOSURE AS % OF NET ASSETS)

  [THE FOLLOWING TABLE WAS REPRESENTED AS A PIE CHART IN THE PRINTED MATERIAL.]

                               TRANSPORTATION FUND

Road & Rail                                        47%
Air Freight & Logistics                            28%
Airlines                                           22%
Other                                               3%

"Industry Diversification (Market Exposure as % of Net Assets)" excludes any temporary cash investments.

INCEPTION DATES:
--------------------------------------------------------
Investor Class                             April 2, 1998
Advisor Class                               June 9, 1998
A-Class                                September 1, 2004
C-Class                                     May 14, 2001

TEN LARGEST HOLDINGS (% OF TOTAL NET ASSETS)
--------------------------------------------------------
United Parcel Service, Inc. -- Class B              8.7%
FedEx Corp.                                         7.6%
Burlington Northern Santa Fe Corp.                  6.8%
Union Pacific Corp.                                 6.4%
Norfolk Southern Corp.                              5.3%
Southwest Airlines Co.                              5.0%
CSX Corp.                                           5.0%
Expeditors International Washington, Inc.           3.7%
CH Robinson Worldwide, Inc.                         3.5%
AMR Corp.                                           2.8%
--------------------------------------------------------
Top Ten Total                                      54.8%
--------------------------------------------------------

"Ten Largest Holdings" exclude any temporary cash or derivative investments.


16 | THE RYDEX SERIES FUNDS SEMI-ANNUAL REPORT

FUND PROFILES (UNAUDITED) (CONCLUDED)
--------------------------------------------------------------------------------

UTILITIES FUND

OBJECTIVE: Seeks capital appreciation by investing in companies that operate public utilities.

INDUSTRY DIVERSIFICATION (MARKET EXPOSURE AS % OF NET ASSETS)
--------------------------------------------------------------------------------

  [THE FOLLOWING TABLE WAS REPRESENTED AS A PIE CHART IN THE PRINTED MATERIAL.]

                                 UTILITIES FUND

Multi-Utilities                                      37%
Electric Utilities                                   36%
Gas Utilities                                        15%
Independent Power Producers & Energy Traders         11%
Other                                                 1%

"Industry Diversification (Market Exposure as % of Net Assets)" excludes any temporary cash investments.

INCEPTION DATES:
--------------------------------------------------------
Investor Class                             April 3, 2000
Advisor Class                              April 3, 2000
A-Class                                September 1, 2004
C-Class                                   April 27, 2001

TEN LARGEST HOLDINGS (% OF TOTAL NET ASSETS)
--------------------------------------------------------
Exelon Corp.                                        3.5%
TXU Corp.                                           2.9%
Duke Energy Corp.                                   2.9%
Southern Co.                                        2.8%
Dominion Resources, Inc.                            2.8%
FPL Group, Inc.                                     2.4%
FirstEnergy Corp.                                   2.3%
Entergy Corp.                                       2.3%
PG&E Corp.                                          2.1%
American Electric Power Co., Inc.                   2.1%
--------------------------------------------------------
Top Ten Total                                      26.1%
--------------------------------------------------------

"Ten Largest Holdings" exclude any temporary cash or derivative investments.


                                  THE RYDEX SERIES FUNDS SEMI-ANNUAL REPORT | 17

SCHEDULE OF INVESTMENTS (UNAUDITED)                           September 30, 2006
--------------------------------------------------------------------------------
  BANKING FUND
--------------------------------------------------------------------------------

                                                                         MARKET
                                                                          VALUE
                                                     SHARES             (NOTE 1)
--------------------------------------------------------------------------------

COMMON STOCKS 99.0%

J.P. Morgan Chase & Co.+                             11,005      $      516,795
Bank of America Corp.                                 9,502             509,022
Wells Fargo & Co.                                    12,372             447,619
Wachovia Corp.+                                       6,768             377,654
Fannie Mae                                            5,614             313,879
U.S. Bancorp+                                         9,373             311,371
Freddie Mac                                           4,281             283,959
Washington Mutual, Inc.+                              5,873             255,299
SunTrust Banks, Inc.                                  2,750             212,520
Golden West Financial Corp.                           2,557             197,528
BB&T Corp.                                            4,460             195,259
National City Corp.+                                  5,168             189,149
Countrywide Financial Corp.+                          5,344             187,254
PNC Financial Services Group, Inc.                    2,560             185,446
Fifth Third Bancorp+                                  4,728             180,042
Regions Financial Corp.+                              4,437             163,237
KeyCorp+                                              4,136             154,852
North Fork Bancorporation, Inc.                       5,182             148,412
M&T Bank Corp.+                                       1,196             143,472
Marshall & Ilsley Corp.+                              2,951             142,179
Sovereign Bancorp, Inc.+                              5,999             129,039
AmSouth Bancorp                                       4,311             125,191
Synovus Financial Corp.                               4,211             123,677
Comerica, Inc.                                        2,114             120,329
UnionBanCal Corp.                                     1,922             117,050
Zions Bancorporation                                  1,429             114,049
Hudson City Bancorp, Inc.                             8,356             110,717
Commerce Bancorp, Inc.+                               2,964             108,808
Compass Bancshares, Inc.                              1,871             106,610
TD Banknorth, Inc.+                                   3,577             103,304
People's Bank                                         2,474              97,995
Huntington Bancshares, Inc.                           3,966              94,906
Popular, Inc.                                         4,876              94,789
MGIC Investment Corp.+                                1,538              92,234
New York Community Bancorp, Inc.+                     5,324              87,207
Radian Group, Inc.+                                   1,448              86,880
Associated Banc-Corp.                                 2,580              83,850
Mercantile Bankshares Corp.                           2,307              83,675
First Horizon National Corp.                          2,177              82,748
PMI Group, Inc.+                                      1,808              79,208
Colonial BancGroup, Inc.                              3,080              75,460
BOK Financial Corp.                                   1,417              74,534
Commerce Bancshares, Inc.                             1,450              73,327
TCF Financial Corp.                                   2,756              72,455
City National Corp.                                   1,072              71,888
Cullen/Frost Bankers, Inc.                            1,232              71,234
Astoria Financial Corp.                               2,295              70,732
Wilmington Trust Corp.                                1,571              69,988
Valley National Bancorp                               2,677              68,451

                                                                         MARKET
                                                                          VALUE
                                                     SHARES             (NOTE 1)
--------------------------------------------------------------------------------

IndyMac Bancorp, Inc.                                 1,615      $       66,473
Fulton Financial Corp.                                4,087              66,169
Sky Financial Group, Inc.                             2,640              65,736
Capital Federal Financial+                            1,846              65,644
Webster Financial Corp.                               1,326              62,468
East-West Bancorp, Inc.                               1,560              61,792
Whitney Holding Corp.                                 1,723              61,632
Bank of Hawaii Corp.                                  1,269              61,115
Texas Regional Bancshares, Inc. -- Class A            1,518              58,367
First Midwest Bancorp, Inc.+                          1,484              56,229
Washington Federal, Inc.                              2,485              55,763
Downey Financial Corp.+                                 837              55,694
International Bancshares Corp.                        1,868              55,442
South Financial Group, Inc.                           2,115              55,053
FirstMerit Corp.+                                     2,359              54,658
Cathay General Bancorp                                1,485              53,609
Umpqua Holding Corp.                                  1,865              53,339
First Niagara Financial Group, Inc.                   3,528              51,438
UCBH Holdings, Inc.+                                  2,940              51,332
Westamerica Bancorporation                            1,005              50,763
SVB Financial Group*+                                 1,105              49,327
United Bankshares, Inc.                               1,325              49,317
NewAlliance Bancshares, Inc.+                         3,296              48,286
Greater Bay Bancorp+                                  1,688              47,618
MAF Bancorp, Inc.                                     1,125              46,451
Chittenden Corp.                                      1,603              45,990
Wintrust Financial Corp.                                905              45,386
Susquehanna Bancshares, Inc.                          1,825              44,603
Glacier Bancorp, Inc.                                 1,264              43,191
Provident Bankshares Corp.                            1,165              43,163
Central Pacific Financial Corp.+                      1,160              42,433
Sterling Financial Corp.                              1,301              42,191
Boston Private Financial Holdings, Inc.+              1,507              42,015
First Bancorp Puerto Rico+                            3,767              41,663
First Republic Bank                                     975              41,496
W Holding Co., Inc.+                                  7,000              41,370
Prosperity Bancshares, Inc.+                          1,215              41,359
Harbor Florida Bancshares, Inc.                         930              41,208
Republic Bancorp, Inc.+                               3,053              40,697
Hanmi Financial Corp.                                 2,034              39,866
PrivateBancorp, Inc.+                                   870              39,776
Fidelity Bankshares, Inc.                             1,015              39,595
Fremont General Corp.+                                2,823              39,494
FirstFed Financial Corp.*+                              687              38,967
First Commonwealth Financial Corp.+                   2,961              38,582
Sterling Bancshares, Inc.                             1,895              38,374
Doral Financial Corp.+                                5,775              38,057
Flagstar Bancorp, Inc.+                               2,612              38,005

                                              See Notes to Financial Statements.


18 | THE RYDEX SERIES FUNDS SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONCLUDED)               September 30, 2006
--------------------------------------------------------------------------------
  BANKING FUND
--------------------------------------------------------------------------------

                                                                         MARKET
                                                                          VALUE
                                                     SHARES             (NOTE 1)
--------------------------------------------------------------------------------

Brookline Bancorp, Inc.+                              2,730      $       37,538
Bankunited Financial Corp. -- Class A+                1,424              37,124
BankAtlantic Bancorp, Inc. -- Class A+                2,524              35,891
TrustCo Bank Corp.+                                   3,295              35,718
Bank Mutual Corp.                                     2,791              33,855
Community Bank System, Inc.                           1,470              32,575
Anchor BanCorp Wisconsin, Inc.                        1,091              31,159
Irwin Financial Corp.+                                1,582              30,944
Wilshire Bancorp, Inc.                                1,553              29,569
Independent Bank Corp.                                1,217              29,537
Dime Community Bancshares                             2,004              29,519
Franklin Bank Corp.*                                  1,379              27,415
Nara Bancorp, Inc.+                                   1,485              27,161
First Indiana Corp.                                   1,030              26,790
Sterling Bancorp                                      1,220              23,985
                                                                 --------------
TOTAL COMMON STOCKS
  (Cost $8,912,831)                                                  10,625,259
                                                                 --------------

                                                       FACE
                                                     AMOUNT
                                               ------------

REPURCHASE AGREEMENTS 0.6%
Repurchase Agreement (Note 5)
  5.00% due 10/02/06                           $     66,594              66,594
                                                                 --------------
TOTAL REPURCHASE AGREEMENTS
  (Cost $66,594)                                                         66,594
                                                                 --------------

SECURITIES LENDING COLLATERAL 19.1%
Investment in Securities Lending Short Term
  Investment Portfolio Held by
  U.S. Bancorp (Note 8)                           2,048,265           2,048,265
                                                                 --------------
TOTAL SECURITIES LENDING COLLATERAL
  (Cost $2,048,265)                                                   2,048,265
                                                                 --------------
TOTAL INVESTMENTS 118.7%
  (Cost $11,027,690)                                             $   12,740,118
                                                                 ==============
LIABILITIES IN EXCESS OF OTHER
  ASSETS - (18.7)%                                               $   (2,008,705)
                                                                 ==============
NET ASSETS - 100.0%                                              $   10,731,413

*     NON-INCOME PRODUCING SECURITY.

+     ALL OR A PORTION OF THIS SECURITY IS ON LOAN AT SEPTEMBER 30, 2006 -- SEE
      NOTE 8.

See Notes to Financial Statements.


                                  THE RYDEX SERIES FUNDS SEMI-ANNUAL REPORT | 19

SCHEDULE OF INVESTMENTS (UNAUDITED)                           September 30, 2006
--------------------------------------------------------------------------------
  BASIC MATERIALS FUND
--------------------------------------------------------------------------------

                                                                         MARKET
                                                                          VALUE
                                                     SHARES             (NOTE 1)
--------------------------------------------------------------------------------

COMMON STOCKS 99.5%

E.I. du Pont de Nemours and Co.+                     19,566      $      838,207
Dow Chemical Co.+                                    20,640             804,547
Monsanto Co.                                         14,902             700,543
Alcoa, Inc.                                          21,559             604,514
Praxair, Inc.                                        10,165             601,361
International Paper Co.+                             16,242             562,460
Phelps Dodge Corp.                                    6,544             554,277
Air Products & Chemicals, Inc.                        7,786             516,757
Weyerhaeuser Co.                                      8,267             508,669
Newmont Mining Corp.+                                11,689             499,705
Southern Copper Corp.                                 5,342             494,135
Nucor Corp.+                                          9,960             492,920
Ecolab, Inc.+                                        10,379             444,429
PPG Industries, Inc.                                  6,587             441,856
Rohm & Haas Co.                                       8,780             415,733
Freeport-McMoRan Copper & Gold, Inc. -- Class B+      7,674             408,717
Vulcan Materials Co.                                  4,723             369,575
Lyondell Chemical Co.+                               13,738             348,533
The Mosaic Co.*+                                     20,601             348,157
Cleveland-Cliffs, Inc.+                               8,774             334,377
Allegheny Technologies, Inc.+                         4,998             310,826
Sigma-Aldrich Corp.+                                  3,993             302,150
United States Steel Corp.+                            5,187             299,186
Ball Corp.+                                           6,990             282,746
Pactiv Corp.*                                         9,932             282,267
Sealed Air Corp.+                                     5,201             281,478
MeadWestvaco Corp.+                                  10,585             280,608
Eastman Chemical Co.                                  5,118             276,474
Ashland, Inc.                                         4,290             273,616
Huntsman Corp.*                                      14,865             270,543
Temple-Inland, Inc.                                   6,672             267,547
International Flavors & Fragrances, Inc.              6,679             264,088
Crown Holdings, Inc.*                                13,646             253,816
Bemis Co.                                             7,689             252,661
Lubrizol Corp.                                        5,444             248,954
Martin Marietta Materials, Inc.+                      2,942             248,952
Sonoco Products Co.                                   7,353             247,355
Scotts Miracle-Gro Co. -- Class A                     5,239             233,083
Smurfit-Stone Container Corp.*                       20,051             224,571
Albemarle Corp.                                       4,133             224,546
Titanium Metals Corp.*                                8,710             220,189
Nalco Holding Co.*                                   11,835             219,184
Carpenter Technology Corp.+                           2,033             218,568
Valspar Corp.                                         8,170             217,322
Airgas, Inc.                                          6,001             217,056
Cytec Industries, Inc.*                               3,902             216,912
Valhi, Inc.                                           9,030             209,948
Cabot Corp.+                                          5,635             209,622
Packaging Corporation of America                      9,027             209,426

                                                                         MARKET
                                                                          VALUE
                                                     SHARES             (NOTE 1)
--------------------------------------------------------------------------------

Celanese Corp.                                       11,586      $      207,389
FMC Corp.+                                            3,236             207,331
RPM International, Inc.+                             10,674             202,699
Westlake Chemical Corp.                               6,150             196,862
Owens-Illinois, Inc.*+                               12,575             193,907
Florida Rock Industries, Inc.                         4,783             185,150
Commercial Metals Co.                                 8,994             182,848
Chemtura Corp.+                                      21,086             182,816
Steel Dynamics, Inc.                                  3,580             180,611
Reliance Steel & Aluminum Co.                         5,600             179,984
Hercules, Inc.*+                                     11,347             178,942
OM Group, Inc.*+                                      4,053             178,089
AptarGroup, Inc.+                                     3,498             177,978
Aleris International, Inc.*                           3,441             173,908
Louisiana-Pacific Corp.                               9,157             171,877
Chaparral Steel Co.*                                  4,698             160,014
H.B. Fuller Co.                                       6,826             160,001
Worthington Industries, Inc.+                         8,550             145,863
Eagle Materials, Inc.+                                4,280             144,150
Texas Industries, Inc.+                               2,746             142,957
Minerals Technologies, Inc.+                          2,670             142,578
MacDermid, Inc.                                       4,306             140,462
Bowater, Inc.+                                        6,520             134,116
Century Aluminum Co.*+                                3,965             133,422
Georgia Gulf Corp.+                                   4,865             133,398
Olin Corp.                                            8,344             128,164
Headwaters, Inc.*+                                    5,352             124,969
Rock-Tenn Co. -- Class A                              6,295             124,641
Sensient Technologies Corp.                           6,188             121,099
Ferro Corp.                                           6,801             120,922
Quanex Corp.+                                         3,910             118,669
RTI International Metals, Inc.*                       2,651             115,531
A. Schulman, Inc.                                     4,864             114,353
Wausau Paper Corp.                                    8,424             113,724
PolyOne Corp.*+                                      13,497             112,430
Amcol International Corp.+                            4,429             110,326
Myers Industries, Inc.                                5,927             100,759
Brush Engineered Materials, Inc.*+                    4,008              99,679
Neenah Paper, Inc.                                    2,893              99,027
Deltic Timber Corp.                                   2,037              97,083
Arch Chemicals, Inc.                                  3,393              96,531
Glatfelter+                                           6,953              94,213
Ryerson Tull, Inc.+                                   4,081              89,333
A.M. Castle & Co.                                     3,002              80,574
Buckeye Technologies, Inc.*                           9,230              78,455
Tronox, Inc.+                                         5,480              69,980
Schweitzer-Mauduit International, Inc.                3,514              66,696
Steel Technologies, Inc.                              3,395              66,644
Chesapeake Corp.                                      4,568              65,368
Caraustar Industries, Inc.*                           7,474              59,568
Quaker Chemical Corp.                                 3,006              58,467
Material Sciences Corp.*                              5,310              52,888

                                              See Notes to Financial Statements.


20 | THE RYDEX SERIES FUNDS SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONCLUDED)               September 30, 2006
--------------------------------------------------------------------------------
  BASIC MATERIALS FUND
--------------------------------------------------------------------------------

                                                                         MARKET
                                                                          VALUE
                                                     SHARES             (NOTE 1)
--------------------------------------------------------------------------------

Wellman, Inc.+                                       11,822      $       47,170
Penford Corp.                                         3,017              45,677
Pope & Talbot, Inc.*                                  6,733              38,715
                                                                 --------------
TOTAL COMMON STOCKS
  (Cost $17,914,289)                                                 24,502,173
                                                                 --------------

                                                       FACE
                                                     AMOUNT
                                               ------------

REPURCHASE AGREEMENTS 0.6%
Repurchase Agreement (Note 5)
  5.00% due 10/02/06                           $    146,884             146,884
                                                                 --------------
TOTAL REPURCHASE AGREEMENTS
  (Cost $146,884)                                                       146,884
                                                                 --------------

SECURITIES LENDING COLLATERAL 21.2%
Investment in Securities Lending Short Term
   Investment Portfolio Held by
   U.S. Bancorp (Note 8)                          5,210,882           5,210,882
                                                                 --------------
TOTAL SECURITIES LENDING COLLATERAL
  (Cost $5,210,882)                                                   5,210,882
                                                                 --------------
TOTAL INVESTMENTS 121.3%
  (Cost $23,272,055)                                             $   29,859,939
                                                                 ==============
LIABILITIES IN EXCESS OF OTHER
  ASSETS - (21.3)%                                               $   (5,248,379)
                                                                 ==============
NET ASSETS - 100.0%                                              $   24,611,560

*     NON-INCOME PRODUCING SECURITY.

+     ALL OR A PORTION OF THIS SECURITY IS ON LOAN AT SEPTEMBER 30, 2006 -- SEE
      NOTE 8.

See Notes to Financial Statements.


                                  THE RYDEX SERIES FUNDS SEMI-ANNUAL REPORT | 21

SCHEDULE OF INVESTMENTS (UNAUDITED)                           September 30, 2006
--------------------------------------------------------------------------------
  BIOTECHNOLOGY FUND
--------------------------------------------------------------------------------

                                                                         MARKET
                                                                          VALUE
                                                     SHARES             (NOTE 1)
--------------------------------------------------------------------------------

COMMON STOCKS 99.6%

Amgen, Inc.*+                                       144,522      $   10,337,659
Genentech, Inc.*+                                   120,964          10,003,723
Gilead Sciences, Inc.*                               95,500           6,560,850
Genzyme Corp.*+                                      70,711           4,770,871
Biogen Idec, Inc.*+                                  92,880           4,149,878
Celgene Corp.*+                                      92,353           3,998,885
Medimmune, Inc.*+                                   104,231           3,044,588
Amylin Pharmaceuticals, Inc.*+                       51,487           2,269,032
Cephalon, Inc.*+                                     33,950           2,096,413
Charles River Laboratories International, Inc.*+     48,280           2,095,835
Vertex Pharmaceuticals, Inc.*+                       59,907           2,015,871
Invitrogen Corp.*+                                   30,969           1,963,744
Millennium Pharmaceuticals, Inc.*+                  192,468           1,915,057
OSI Pharmaceuticals, Inc.*+                          45,860           1,721,126
PDL BioPharma, Inc.*+                                84,758           1,627,354
Techne Corp.*                                        29,985           1,525,037
ICOS Corp.*+                                         59,172           1,482,850
Myogen, Inc.*+                                       41,480           1,455,118
ImClone Systems, Inc.*+                              49,642           1,405,861
Illumina, Inc.*+                                     39,845           1,316,479
Human Genome Sciences, Inc.*+                       112,369           1,296,738
Medarex, Inc.*+                                     118,481           1,272,486
Alkermes, Inc.*+                                     75,626           1,198,672
Affymetrix, Inc.*+                                   55,423           1,194,920
BioMarin Pharmaceuticals, Inc.*                      82,730           1,177,248
Applera Corp. - Celera Genomics Group*               82,678           1,150,878
United Therapeutics Corp.*+                          21,742           1,142,325
Crucell -- SP ADR*+                                  47,972           1,141,734
Digene Corp.*                                        26,376           1,138,124
Regeneron Pharmaceuticals, Inc.*                     71,689           1,124,800
Cubist Pharmaceuticals, Inc.*+                       50,524           1,098,392
Nektar Therapeutics*+                                76,144           1,097,235
Zymogenetics, Inc.*+                                 64,984           1,096,280
Nuvelo, Inc.*                                        59,614           1,087,359
Alexion Pharmaceuticals, Inc.*+                      31,827           1,081,481
Telik, Inc.*+                                        60,103           1,069,232
Myriad Genetics, Inc.*+                              43,145           1,063,524
Pharmion Corp.*+                                     46,637           1,005,027
MannKind Corp.*+                                     52,261             992,959
Onyx Pharmaceuticals, Inc.*+                         54,949             950,068
QLT, Inc.*                                          121,132             920,603
Exelixis, Inc.*                                      99,927             870,364
Arena Pharmaceuticals, Inc.*+                        70,570             845,429
Progenics Pharmaceuticals, Inc.*                     34,986             820,772
Idenix Pharmaceuticals, Inc.*+                       83,942             814,237
InterMune, Inc.*+                                    48,986             804,350

                                                                         MARKET
                                                                          VALUE
                                                     SHARES             (NOTE 1)
--------------------------------------------------------------------------------

Angiotech Pharmaceuticals, Inc.*                     91,170      $      799,561
Martek Biosciences Corp.*+                           35,748             768,940
Keryx Biopharmaceuticals, Inc.*                      59,227             700,655
CV Therapeutics, Inc.*+                              62,263             693,610
                                                                 --------------
TOTAL COMMON STOCKS
  (Cost $55,525,497)                                                 96,174,234
                                                                 --------------

                                                       FACE
                                                     AMOUNT
                                               ------------

REPURCHASE AGREEMENTS 0.6%
Repurchase Agreement (Note 5)
  5.00% due 10/02/06                           $    589,442             589,442
                                                                 --------------
TOTAL REPURCHASE AGREEMENTS
  (Cost $589,442)                                                       589,442
                                                                 --------------

SECURITIES LENDING COLLATERAL 37.5%
Investment in Securities Lending Short Term
  Investment Portfolio Held by
  U.S. Bancorp (Note 8)                          36,179,253          36,179,253
                                                                 --------------
TOTAL SECURITIES LENDING COLLATERAL
  (Cost $36,179,253)                                                 36,179,253
                                                                 --------------
TOTAL INVESTMENTS 137.7%
  (Cost $92,294,192)                                             $  132,942,929
                                                                 ==============
LIABILITIES IN EXCESS OF OTHER
  ASSETS - (37.7)%                                               $  (36,395,175)
                                                                 ==============
NET ASSETS - 100.0%                                              $   96,547,754

*     NON-INCOME PRODUCING SECURITY.

+     ALL OR A PORTION OF THIS SECURITY IS ON LOAN AT SEPTEMBER 30, 2006 -- SEE
      NOTE 8.

      ADR -- AMERICAN DEPOSITORY RECEIPT.

                                              See Notes to Financial Statements.


22 | THE RYDEX SERIES FUNDS SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS (UNAUDITED)                           September 30, 2006
--------------------------------------------------------------------------------
  COMMODITIES FUND
--------------------------------------------------------------------------------

                                                                         MARKET
                                                                          VALUE
                                                     SHARES             (NOTE 1)
--------------------------------------------------------------------------------

EXCHANGE TRADED FUNDS 18.0%
IShares GSCI Commodity Indexed Trust*               168,646      $    7,094,937
                                                                 --------------
TOTAL EXCHANGE TRADED FUNDS
  (Cost $7,059,521)                                                   7,094,937
                                                                 --------------

                                                       FACE
                                                     AMOUNT
                                               ------------

COMMODITY LINKED NOTES 27.4%
Credit Suisse, Goldman Sachs
  Commodity Index Total Return
  Linked Notes (Note 2)
  5.12% due 10/15/07+                          $  5,400,000           5,412,984
Swedish Export Credit Corp.,
  Goldman Sachs Commodity
  Index Total Return Linked
  Notes (Note 2)
  5.10% due 10/19/07+                             5,400,000           5,412,984
                                                                 --------------
TOTAL COMMODITY LINKED NOTES
  (Cost $10,800,000)                                                 10,825,968
                                                                 --------------
REPURCHASE AGREEMENTS 96.4%
Repurchase Agreement (Note 5)
  5.00% due 10/02/06                             38,016,147          38,016,147
                                                                 --------------
TOTAL REPURCHASE AGREEMENTS
  (Cost $38,016,147)                                                 38,016,147
                                                                 --------------
TOTAL INVESTMENTS 141.8%
  (Cost $55,875,668)                                             $   55,937,052
                                                                 ==============

LIABILITIES IN EXCESS OF OTHER
  ASSETS - (41.8)%                                               $  (16,479,209)
                                                                 ==============
NET ASSETS - 100.0%                                              $   39,457,843

*     NON-INCOME PRODUCING SECURITY.

+ COMMODITY LINKED NOTES ARE LEVERAGED, PROVIDING AN EXPOSURE TO THE UNDERLYING BENCHMARK OF THREE TIMES THE FACE AMOUNT. THE TOTAL EXPOSURE TO THE RETURN OF THE GOLDMAN SACHS COMMODITY INDEX IS $32,400,000 AS OF SEPTEMBER 30, 2006.

See Notes to Financial Statements.


                                  THE RYDEX SERIES FUNDS SEMI-ANNUAL REPORT | 23

SCHEDULE OF INVESTMENTS (UNAUDITED)                           September 30, 2006
--------------------------------------------------------------------------------
  CONSUMER PRODUCTS FUND
--------------------------------------------------------------------------------

                                                                         MARKET
                                                                          VALUE
                                                     SHARES             (NOTE 1)
--------------------------------------------------------------------------------

COMMON STOCKS 99.6%

Procter & Gamble Co.+                                89,320      $    5,536,054
Altria Group, Inc.                                   61,974           4,744,110
PepsiCo, Inc.                                        61,077           3,985,885
Coca-Cola Co.                                        86,130           3,848,288
Kraft Foods, Inc. -- Class A+                        85,345           3,043,403
Anheuser-Busch Cos., Inc.                            47,861           2,273,876
Colgate-Palmolive Co.                                34,054           2,114,753
Kimberly-Clark Corp.+                                31,760           2,075,834
Archer-Daniels-Midland Co.                           46,350           1,755,738
Sysco Corp.+                                         52,278           1,748,699
General Mills, Inc.+                                 30,450           1,723,470
Kellogg Co.+                                         33,149           1,641,538
Reynolds American, Inc.+                             26,300           1,629,811
Kroger Co.                                           66,807           1,545,914
Safeway, Inc.+                                       48,379           1,468,303
Campbell Soup Co.+                                   38,421           1,402,366
H.J. Heinz Co.                                       33,160           1,390,399
ConAgra Foods, Inc.+                                 56,366           1,379,840
Avon Products, Inc.+                                 44,288           1,357,870
WM Wrigley Jr Co.+                                   28,752           1,324,317
Hershey Co.+                                         24,104           1,288,359
Sara Lee Corp.                                       80,122           1,287,561
UST, Inc.+                                           22,030           1,207,905
Coca-Cola Enterprises, Inc.+                         56,110           1,168,771
Brown-Forman Corp. -- Class B                        15,198           1,164,927
Clorox Co.                                           18,272           1,151,136
Pepsi Bottling Group, Inc.                           31,507           1,118,498
Estee Lauder Cos., Inc. -- Class A+                  27,286           1,100,444
Whole Foods Market, Inc.+                            17,130           1,018,036
Constellation Brands, Inc. -- Class A*               34,765           1,000,537
Dean Foods Co.*                                      22,300             937,046
Tyson Foods, Inc. -- Class A+                        56,880             903,254
Molson Coors Brewing Co. -- Class B+                 13,030             897,767
McCormick & Co., Inc.                                23,146             879,085
Energizer Holdings, Inc.*+                           11,910             857,401
Alberto-Culver Co. -- Class B                        16,040             811,464
Hormel Foods Corp.                                   22,396             805,808
Loews Corp. - Carolina Group+                        13,320             737,795
Supervalu, Inc.                                      24,551             727,937
J.M. Smucker Co.                                     13,250             635,338
Smithfield Foods, Inc.*                              22,872             618,001
Church & Dwight Co., Inc.+                           15,470             605,032
PepsiAmericas, Inc.                                  28,140             600,508
Corn Products International, Inc.                    17,950             584,093
NBTY, Inc.*                                          19,540             571,936
Hansen Natural Corp.*+                               15,970             518,706

                                                                         MARKET
                                                                          VALUE
                                                     SHARES             (NOTE 1)
--------------------------------------------------------------------------------

Delta & Pine Land Co.                                12,740      $      515,970
Del Monte Foods Co.                                  49,000             512,050
Lancaster Colony Corp.                               10,657             477,007
Tootsie Roll Industries, Inc.                        15,943             467,289
Flowers Foods, Inc.                                  16,870             453,466
Ralcorp Holdings, Inc.*                               9,150             441,305
Ruddick Corp.+                                       16,110             419,343
United Natural Foods, Inc.*+                         13,180             408,448
Playtex Products, Inc.*                              28,730             384,982
Great Atlantic & Pacific Tea Co.+                    15,690             377,815
Casey's General Stores, Inc.                         16,530             368,123
Hain Celestial Group, Inc.*                          14,251             364,256
USANA Health Sciences, Inc.*+                         8,060             359,395
Universal Corp.+                                      9,660             352,880
Performance Food Group Co.*+                         12,400             348,316
Sanderson Farms, Inc.+                                9,870             319,393
TreeHouse Foods, Inc.*                               13,256             313,504
WD-40 Co.                                             8,240             293,921
Lance, Inc.                                          13,290             292,646
J&J Snack Foods Corp.                                 8,618             268,020
Hanesbrands, Inc.*                                   10,002             225,145
Alliance One International, Inc.*                    53,824             220,678
Nash Finch Co.+                                       9,166             215,676
Peet's Coffee & Tea, Inc.*+                           7,920             198,079
Spectrum Brands, Inc.*+                              23,200             195,808
American Italian Pasta Co. -- Class A*+              17,090             132,960
                                                                 --------------
TOTAL COMMON STOCKS
  (Cost $71,040,486)                                                 78,114,288
                                                                 --------------

                                                       FACE
                                                     AMOUNT
                                               ------------

REPURCHASE AGREEMENTS 0.4%
Repurchase Agreement (Note 5)
  5.00% due 10/02/06                           $    297,353             297,353
                                                                 --------------
TOTAL REPURCHASE AGREEMENTS
  (Cost $297,353)                                                       297,353
                                                                 --------------

SECURITIES LENDING COLLATERAL 23.0%
Investment in Securities Lending Short Term
  Investment Portfolio Held by
  U.S. Bancorp (Note 8)                          18,076,874          18,076,874
                                                                 --------------
TOTAL SECURITIES LENDING COLLATERAL
  (Cost $18,076,874)                                                 18,076,874
                                                                 --------------
TOTAL INVESTMENTS 123.0%
  (Cost $89,414,713)                                             $   96,488,515
                                                                 ==============
LIABILITIES IN EXCESS OF OTHER
  ASSETS - (23.0)%                                               $  (18,070,776)
                                                                 ==============
NET ASSETS - 100.0%                                              $   78,417,739

*     NON-INCOME PRODUCING SECURITY.

+     ALL OR A PORTION OF THIS SECURITY IS ON LOAN AT SEPTEMBER 30, 2006 -- SEE
      NOTE 8.

                                              See Notes to Financial Statements.


24 | THE RYDEX SERIES FUNDS SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS (UNAUDITED)                           September 30, 2006
--------------------------------------------------------------------------------
  ELECTRONICS FUND
--------------------------------------------------------------------------------

                                                                         MARKET
                                                                          VALUE
                                                     SHARES             (NOTE 1)
--------------------------------------------------------------------------------

COMMON STOCKS 100.3%

Intel Corp.                                         160,853      $    3,308,746
Texas Instruments, Inc.+                             65,930           2,192,173
Applied Materials, Inc.                              90,097           1,597,420
Micron Technology, Inc.*+                            63,784           1,109,842
Nvidia Corp.*                                        37,412           1,107,021
Broadcom Corp. -- Class A*+                          36,141           1,096,518
Freescale Semiconductor, Inc. -- Class B*+           27,861           1,058,997
Advanced Micro Devices, Inc.*+                       40,936           1,017,260
Analog Devices, Inc.+                                30,816             905,682
KLA-Tencor Corp.+                                    20,122             894,825
Linear Technology Corp.+                             27,682             861,464
Maxim Integrated Products, Inc.+                     29,056             815,602
National Semiconductor Corp.+                        34,590             813,903
MEMC Electronic Materials, Inc.*+                    21,752             796,776
Xilinx, Inc.                                         35,800             785,810
Altera Corp.*+                                       41,581             764,259
Microchip Technology, Inc.                           23,241             753,473
Lam Research Corp.*+                                 15,951             723,059
Novellus Systems, Inc.*+                             20,861             577,015
Intersil Corp. -- Class A+                           22,723             557,850
Integrated Device Technology, Inc.*                  34,385             552,223
Atmel Corp.*                                         86,098             520,032
Cypress Semiconductor Corp.*+                        28,492             506,303
LSI Logic Corp.*+                                    61,202             503,080
Agere Systems, Inc.*                                 31,202             465,846
Teradyne, Inc.*+                                     34,677             456,349
Varian Semiconductor Equipment Associates, Inc.*     12,182             447,079
Fairchild Semiconductor International, Inc.*         23,783             444,742
International Rectifier Corp.*+                      12,435             433,235
RF Micro Devices, Inc.*                              52,056             394,584
Spansion, Inc.*+                                     22,540             375,742
Cymer, Inc.*+                                         8,404             369,020
Silicon Laboratories, Inc.*                          11,557             358,498
Rambus, Inc.*+                                       19,510             340,254
Cree, Inc.*+                                         16,559             333,002
ATMI, Inc.*                                          11,335             329,508
Diodes, Inc.*                                         7,220             311,687
Brooks Automation, Inc.*+                            23,119             301,703
Advanced Energy Industries, Inc.*                    16,886             287,737
Microsemi Corp.*+                                    15,103             284,692
Lattice Semiconductor Corp.*                         39,504             269,417
Axcelis Technologies, Inc.*                          38,037             268,541
Triquint Semiconductor, Inc.*+                       51,445             267,514
Standard Microsystems Corp.*                          9,263             263,254
Semtech Corp.*                                       20,558             262,320
Skyworks Solutions, Inc.*                            49,596             257,403
PMC - Sierra, Inc.*+                                 43,308             257,250

                                                                         MARKET
                                                                          VALUE
                                                     SHARES             (NOTE 1)
--------------------------------------------------------------------------------

Micrel, Inc.*                                        26,557      $      254,682
FEI Co.*                                             11,244             237,361
Cabot Microelectronics Corp.*+                        8,216             236,785
Rudolph Technologies, Inc.*+                         12,869             235,889
DSP Group, Inc.*                                     10,151             231,950
Kulicke & Soffa Industries, Inc.*                    25,436             224,854
Photronics, Inc.*                                    15,383             217,362
Supertex, Inc.*+                                      5,381             209,159
Veeco Instruments, Inc.*                             10,355             208,653
Exar Corp.*                                          15,130             201,078
Actel Corp.*                                         12,334             191,794
Cohu, Inc.                                           10,416             185,717
Pericom Semiconductor Corp.*                         16,373             159,637
Ultratech, Inc.*                                     11,333             150,956
Credence Systems Corp.*                              49,142             140,055
Kopin Corp.*                                         40,002             134,007
ESS Technologies, Inc.*                              39,155              36,414
                                                                 --------------
TOTAL COMMON STOCKS
  (Cost $22,592,886)                                                 34,855,063
                                                                 --------------

                                                       FACE
                                                     AMOUNT
                                               ------------

REPURCHASE AGREEMENTS 0.4%
Repurchase Agreement (Note 5)
  5.00% due 10/02/06                           $    159,836             159,836
                                                                 --------------
TOTAL REPURCHASE AGREEMENTS
  (Cost $159,836)                                                       159,836
                                                                 --------------

SECURITIES LENDING COLLATERAL 22.9%
Investment in Securities Lending Short Term
  Investment Portfolio Held by
  U.S. Bancorp (Note 8)                           7,956,583           7,956,583
                                                                 --------------
TOTAL SECURITIES LENDING COLLATERAL
  (Cost $7,956,583)                                                   7,956,583
                                                                 --------------
TOTAL INVESTMENTS 123.6%
  (Cost $30,709,305)                                             $   42,971,482
                                                                 ==============
LIABILITIES IN EXCESS OF OTHER
  ASSETS - (23.6)%                                               $   (8,209,787)
                                                                 ==============
NET ASSETS - 100.0%                                              $   34,761,695

*     NON-INCOME PRODUCING SECURITY.

+     ALL OR A PORTION OF THIS SECURITY IS ON LOAN AT SEPTEMBER 30, 2006 -- SEE
      NOTE 8.

See Notes to Financial Statements.


                                  THE RYDEX SERIES FUNDS SEMI-ANNUAL REPORT | 25

SCHEDULE OF INVESTMENTS (UNAUDITED)                           September 30, 2006
--------------------------------------------------------------------------------
  ENERGY FUND
--------------------------------------------------------------------------------

                                                                         MARKET
                                                                          VALUE
                                                     SHARES             (NOTE 1)
--------------------------------------------------------------------------------

COMMON STOCKS 100.0%

Exxon Mobil Corp.+                                  118,541      $    7,954,101
BP PLC -- SP ADR                                     82,581           5,415,662
Total SA -- SP ADR+                                  73,294           4,833,006
Chevron Corp.                                        71,382           4,629,836
Royal Dutch Shell PLC -- SP ADR+                     63,720           4,211,892
ConocoPhillips                                       59,891           3,565,311
Schlumberger Ltd.+                                   50,825           3,152,675
Repsol YPF SA -- SP ADR                              78,706           2,347,800
Occidental Petroleum Corp.                           48,770           2,346,325
Devon Energy Corp.                                   32,197           2,033,241
Marathon Oil Corp.                                   24,885           1,913,656
Valero Energy Corp.                                  36,262           1,866,405
Halliburton Co.                                      62,984           1,791,895
Transocean, Inc.*                                    24,050           1,761,181
Baker Hughes, Inc.+                                  24,357           1,661,147
Apache Corp.+                                        26,245           1,658,684
Anadarko Petroleum Corp.                             36,991           1,621,316
EOG Resources, Inc.+                                 22,365           1,454,843
Kinder Morgan, Inc.                                  13,802           1,447,140
XTO Energy, Inc.+                                    34,215           1,441,478
Williams Cos., Inc.                                  60,259           1,438,382
Weatherford International Ltd.*                      31,665           1,321,064
Chesapeake Energy Corp.+                             44,523           1,290,277
National-Oilwell Varco, Inc.*+                       19,884           1,164,208
Hess Corp.+                                          27,522           1,139,961
El Paso Corp.                                        81,276           1,108,605
Nabors Industries Ltd.*+                             36,138           1,075,105
Diamond Offshore Drilling, Inc.+                     14,841           1,074,043
Noble Energy, Inc.+                                  23,216           1,058,417
BJ Services Co.+                                     35,036           1,055,635
Noble Corp.+                                         16,232           1,041,770
Murphy Oil Corp.+                                    21,849           1,038,920
Sunoco, Inc.                                         16,516           1,027,130
Smith International, Inc.+                           26,164           1,015,163
Peabody Energy Corp.                                 26,020             957,016
ENSCO International, Inc.+                           21,773             954,311
Cameron International Corp.*+                        18,546             895,957
Southwestern Energy Co.*+                            27,688             827,041
Pioneer Natural Resources Co.+                       19,921             779,309
Grant Prideco, Inc.*                                 20,455             777,904
Pride International, Inc.*+                          27,372             750,540
Consol Energy, Inc.                                  23,652             750,478
Newfield Exploration Co.*+                           19,296             743,668
Plains Exploration & Production Co.*                 16,644             714,194
Patterson-UTI Energy, Inc.+                          29,110             691,654
Range Resources Corp.                                26,909             679,183

                                                                         MARKET
                                                                          VALUE
                                                     SHARES             (NOTE 1)
--------------------------------------------------------------------------------

Denbury Resources, Inc.*                             23,184      $      670,018
Tesoro Corp.+                                        11,458             664,335
Rowan Cos., Inc.+                                    20,954             662,775
Veritas DGC, Inc.*+                                   9,974             656,489
FMC Technologies, Inc.*                              12,052             647,192
Arch Coal, Inc.+                                     21,960             634,864
CNX Gas Corp.*                                       26,763             620,099
Overseas Shipholding Group, Inc.                      9,735             601,331
Frontier Oil Corp.+                                  22,336             593,691
Maverick Tube Corp.*                                  9,096             589,694
Tidewater, Inc.+                                     13,196             583,131
Cimarex Energy Co.+                                  16,512             581,057
Cabot Oil & Gas Corp.                                11,950             572,763
Holly Corp.+                                         13,000             563,290
Helix Energy Solutions Group, Inc.*+                 16,657             556,344
Quicksilver Resources, Inc.*+                        17,240             549,956
Pogo Producing Co.+                                  13,404             548,894
SEACOR Holdings, Inc.*                                6,583             543,097
St. Mary Land & Exploration Co.                      14,216             521,869
Forest Oil Corp.*                                    16,455             519,813
Helmerich & Payne, Inc.+                             22,304             513,661
Todco -- Class A*+                                   14,692             508,343
Hanover Compressor Co.*+                             27,862             507,646
Unit Corp.*                                          10,740             493,718
NS Group, Inc.*+                                      7,595             490,257
Global Industries, Ltd.*                             31,324             487,401
Superior Energy Services, Inc.*                      18,353             481,950
Dresser-Rand Group, Inc.*+                           22,732             463,733
W&T Offshore, Inc.                                   15,578             455,033
Tetra Technologies, Inc.*+                           18,340             443,094
Lone Star Technologies, Inc.*+                        9,020             436,388
Atwood Oceanics, Inc.*+                               9,462             425,506
Cheniere Energy, Inc.*+                              14,146             420,278
Swift Energy Co.*+                                    9,855             412,136
Oceaneering International, Inc.*                     12,962             399,230
Penn Virginia Corp.                                   6,154             390,225
Foundation Coal Holdings, Inc.                       11,800             381,966
Massey Energy Co.+                                   18,010             377,129
World Fuel Services Corp.                             9,274             375,133
Stone Energy Corp.*                                   9,222             373,307
Input/Output, Inc.*+                                 34,589             343,469
Hydril*+                                              6,097             341,798
Bristow Group, Inc.*+                                 9,580             329,552
Lufkin Industries, Inc.+                              5,952             314,980
Petroleum Development Corp.*                          7,745             308,948
CARBO Ceramics, Inc.+                                 8,362             301,283
                                                                 --------------

TOTAL COMMON STOCKS
  (Cost $71,560,764)                                                105,134,395
                                                                 --------------

                                              See Notes to Financial Statements.


26 | THE RYDEX SERIES FUNDS SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONCLUDED)               September 30, 2006
--------------------------------------------------------------------------------
  ENERGY FUND
--------------------------------------------------------------------------------

                                                                         MARKET
                                                       FACE               VALUE
                                                     AMOUNT             (NOTE 1)
--------------------------------------------------------------------------------

REPURCHASE AGREEMENTS 0.5%
Repurchase Agreement (Note 5)
  5.00% due 10/02/06                           $    538,770      $      538,770
                                                                 --------------
TOTAL REPURCHASE AGREEMENTS
  (Cost $538,770)                                                       538,770
                                                                 --------------

SECURITIES LENDING COLLATERAL 26.5%
Investment in Securities Lending Short Term
  Investment Portfolio Held by
  U.S. Bancorp (Note 8)                          27,903,856          27,903,856
                                                                 --------------
TOTAL SECURITIES LENDING COLLATERAL
  (Cost $27,903,856)                                                 27,903,856
                                                                 --------------
TOTAL INVESTMENTS 127.0%
  (Cost $100,003,390)                                            $  133,577,021
                                                                 ==============
LIABILITIES IN EXCESS OF OTHER
  ASSETS - (27.0)%                                               $  (28,418,304)
                                                                 ==============
NET ASSETS - 100.0%                                              $  105,158,717

*     NON-INCOME PRODUCING SECURITY.

+     ALL OR A PORTION OF THIS SECURITY IS ON LOAN AT SEPTEMBER 30, 2006 -- SEE
      NOTE 8.

      ADR -- AMERICAN DEPOSITORY RECEIPT.

See Notes to Financial Statements.


                                  THE RYDEX SERIES FUNDS SEMI-ANNUAL REPORT | 27

SCHEDULE OF INVESTMENTS (UNAUDITED)                           September 30, 2006
--------------------------------------------------------------------------------
  ENERGY SERVICES FUND
--------------------------------------------------------------------------------

                                                                         MARKET
                                                                          VALUE
                                                     SHARES             (NOTE 1)
--------------------------------------------------------------------------------

COMMON STOCKS 99.6%

Schlumberger Ltd.+                                  209,922      $   13,021,462
Halliburton Co.                                     260,131           7,400,727
Transocean, Inc.*                                    99,122           7,258,704
Baker Hughes, Inc.+                                 100,604           6,861,193
Weatherford International Ltd.*                     130,743           5,454,598
National-Oilwell Varco, Inc.*+                       81,975           4,799,636
Nabors Industries Ltd.*                             149,395           4,444,501
Diamond Offshore Drilling, Inc.+                     61,108           4,422,386
BJ Services Co.                                     144,823           4,363,517
Noble Corp.                                          67,083           4,305,387
Smith International, Inc.+                          108,109           4,194,629
ENSCO International, Inc.+                           90,129           3,950,354
Cameron International Corp.*+                        76,635           3,702,237
Grant Prideco, Inc.*                                 84,381           3,209,010
Pride International, Inc.*+                         112,921           3,096,294
Patterson-UTI Energy, Inc.+                         120,216           2,856,332
Rowan Cos., Inc.+                                    86,817           2,746,022
Veritas DGC, Inc.*+                                  41,049           2,701,845
FMC Technologies, Inc.*                              49,659           2,666,688
Maverick Tube Corp.*                                 37,686           2,443,183
Tidewater, Inc.+                                     54,567           2,411,316
SEACOR Holdings, Inc.*                               27,252           2,248,290
Helmerich & Payne, Inc.                              92,008           2,118,944
Todco -- Class A*+                                   60,653           2,098,594
Hanover Compressor Co.*+                            115,088           2,096,903
Unit Corp.*                                          44,455           2,043,596
NS Group, Inc.*+                                     31,444           2,029,710
Global Industries, Ltd.*                            129,500           2,015,020
Superior Energy Services, Inc.*                      75,651           1,986,595
Dresser-Rand Group, Inc.*+                           94,039           1,918,396
Tetra Technologies, Inc.*                            75,631           1,827,245
Lone Star Technologies, Inc.*                        37,239           1,801,623
Atwood Oceanics, Inc.*+                              38,971           1,752,526
Oceaneering International, Inc.*                     53,346           1,643,057
Input/Output, Inc.*+                                142,846           1,418,461
Hydril*                                              25,214           1,413,497
Bristow Group, Inc.*+                                39,747           1,367,297
Lufkin Industries, Inc.+                             24,633           1,303,578
CARBO Ceramics, Inc.+                                34,677           1,249,412
                                                                 --------------
TOTAL COMMON STOCKS
  (Cost $79,659,945)                                                128,642,765
                                                                 --------------

                                                                         MARKET
                                                       FACE               VALUE
                                                     AMOUNT             (NOTE 1)
--------------------------------------------------------------------------------

REPURCHASE AGREEMENTS 0.4%
Repurchase Agreement (Note 5)
  5.00% due 10/02/06                           $    597,551      $      597,551
                                                                 --------------
TOTAL REPURCHASE AGREEMENTS
  (Cost $597,551)                                                       597,551
                                                                 --------------

SECURITIES LENDING COLLATERAL 25.1%
Investment in Securities Lending Short Term
  Investment Portfolio Held by
  U.S. Bancorp (Note 8)                          32,381,122          32,381,122
                                                                 --------------
TOTAL SECURITIES LENDING COLLATERAL
  (Cost $32,381,122)                                                 32,381,122
                                                                 --------------
TOTAL INVESTMENTS 125.1%
  (Cost $112,638,618)                                            $  161,621,438
                                                                 ==============
LIABILITIES IN EXCESS OF OTHER
  ASSETS - (25.1)%                                               $  (32,441,351)
                                                                 ==============
NET ASSETS - 100.0%                                              $  129,180,087

*     NON-INCOME PRODUCING SECURITY.

+     ALL OR A PORTION OF THIS SECURITY IS ON LOAN AT SEPTEMBER 30, 2006 -- SEE
      NOTE 8.

                                              See Notes to Financial Statements.


28 | THE RYDEX SERIES FUNDS SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS (UNAUDITED)                           September 30, 2006
--------------------------------------------------------------------------------
  FINANCIAL SERVICES FUND
--------------------------------------------------------------------------------

                                                                         MARKET
                                                                          VALUE
                                                     SHARES             (NOTE 1)
-------------------------------------------------------------------------------

COMMON STOCKS 99.7%

Bank of America Corp.                                22,602      $    1,210,789
Citigroup, Inc.                                      22,461           1,115,638
J.P. Morgan Chase & Co.+                             22,461           1,054,769
American International Group, Inc.                   14,747             977,136
Wells Fargo & Co.                                    23,816             861,663
Wachovia Corp.+                                      13,342             744,484
Goldman Sachs Group, Inc.+                            4,383             741,472
Morgan Stanley                                        9,891             721,153
Merrill Lynch & Co., Inc.                             9,183             718,294
Fannie Mae                                           12,021             672,094
Lehman Brothers Holdings, Inc.                        7,800             576,108
Freddie Mac                                           8,266             548,284
American Express Co.                                  9,335             523,507
U.S. Bancorp+                                        15,728             522,484
Washington Mutual, Inc.+                             11,076             481,474
MetLife, Inc.+                                        8,384             475,205
Public Storage, Inc.+                                 5,448             468,474
Golden West Financial Corp.                           6,010             464,272
Allstate Corp.+                                       7,389             463,512
Prudential Financial, Inc.                            6,074             463,142
Capital One Financial Corp.+                          5,678             446,631
Franklin Resources, Inc.                              4,088             432,306
Countrywide Financial Corp.+                         12,016             421,041
Loews Corp.                                          11,009             417,241
AFLAC, Inc.+                                          9,114             417,057
Bank of New York Co., Inc.                           11,800             416,068
Charles Schwab Corp.+                                22,964             411,056
PNC Financial Services Group, Inc.                    5,486             397,406
Moody's Corp.                                         5,958             389,534
CIT Group, Inc.                                       7,945             386,365
SunTrust Banks, Inc.                                  4,979             384,777
Comerica, Inc.                                        6,656             378,860
Hartford Financial Services Group, Inc.+              4,304             373,372
St. Paul Travelers Cos., Inc.                         7,906             370,712
M&T Bank Corp.+                                       3,069             368,157
Simon Property Group, Inc.+                           4,044             366,467
Progressive Corp.                                    14,884             365,253
State Street Corp.                                    5,819             363,106
Bear Stearns Cos., Inc.+                              2,585             362,158
SLM Corp.+                                            6,966             362,093
Hudson City Bancorp, Inc.                            27,230             360,797
Marsh & McLennan Cos., Inc.                          12,507             352,072
Chicago Mercantile Exchange Holdings, Inc.+             736             351,992
Equity Residential+                                   6,932             350,621
Chubb Corp.                                           6,742             350,314
TD Ameritrade Holding Corp.                          18,507             348,857
Northern Trust Corp.+                                 5,962             348,360
Torchmark Corp.                                       5,430             342,687

                                                                         MARKET
                                                                          VALUE
                                                     SHARES             (NOTE 1)
-------------------------------------------------------------------------------

National City Corp.+                                  9,276      $      339,502
Plum Creek Timber Co., Inc. (REIT)                    9,945             338,528
Fifth Third Bancorp+                                  8,876             337,998
SAFECO Corp.                                          5,727             337,492
Legg Mason, Inc.+                                     3,321             334,956
ACE Ltd.                                              6,104             334,072
AmSouth Bancorp                                      11,436             332,101
Markel Corp.*                                           803             329,760
Archstone-Smith Trust+                                6,037             328,654
Fidelity National Financial, Inc.                     7,870             327,785
Boston Properties, Inc.+                              3,152             325,728
NYSE Group, Inc.*+                                    4,349             325,088
Principal Financial Group, Inc.                       5,984             324,812
Lincoln National Corp.+                               5,220             324,058
Vornado Realty Trust+                                 2,949             321,441
BB&T Corp.+                                           7,340             321,345
Marshall & Ilsley Corp.                               6,659             320,831
Equity Office Properties Trust+                       8,051             320,108
CapitalSource, Inc.+                                 12,393             319,987
MGIC Investment Corp.+                                5,325             319,340
Associated Banc-Corp.                                 9,812             318,890
First American Corp.+                                 7,513             318,100
North Fork Bancorporation, Inc.                      11,100             317,904
Assurant, Inc.+                                       5,940             317,255
KIMCO Realty Corp.                                    7,400             317,238
T. Rowe Price Group, Inc.+                            6,624             316,958
Regions Financial Corp.+                              8,598             316,320
Huntington Bancshares, Inc.                          13,025             311,688
ProLogis                                              5,460             311,548
Mercantile Bankshares Corp.                           8,564             310,616
E*Trade Financial Corp.*+                            12,655             302,708
Ameriprise Financial, Inc.                            6,440             302,036
UnumProvident Corp.+                                 15,508             300,700
UnionBanCal Corp.                                     4,917             299,445
Zions Bancorporation                                  3,745             298,888
Host Hotels & Resorts, Inc.+                         12,979             297,608
Mellon Financial Corp.                                7,593             296,886
Ambac Financial Group, Inc.+                          3,560             294,590
People's Bank                                         7,420             293,906
Commerce Bancorp, Inc.+                               7,989             293,276
AmeriCredit Corp.*+                                  11,715             292,758
Erie Indemnity Co. -- Class A                         5,590             292,748
TCF Financial Corp.                                  11,121             292,371
KeyCorp+                                              7,657             286,678
Sovereign Bancorp, Inc.+                             13,270             285,438
Commerce Bancshares, Inc.                             5,607             283,546
PMI Group, Inc.+                                      6,454             282,750
Genworth Financial, Inc. -- Class A                   8,075             282,706
First Horizon National Corp.+                         7,388             280,818
AvalonBay Communities, Inc.+                          2,332             280,773
Aon Corp.+                                            8,240             279,089
Weingarten Realty Investors+                          6,460             277,909

See Notes to Financial Statements.


                                  THE RYDEX SERIES FUNDS SEMI-ANNUAL REPORT | 29

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)               September 30, 2006
--------------------------------------------------------------------------------
  FINANCIAL SERVICES FUND
--------------------------------------------------------------------------------

                                                                         MARKET
                                                                          VALUE
                                                     SHARES             (NOTE 1)
-------------------------------------------------------------------------------

Regency Centers Corp.                                 4,032      $      277,240
Wesco Financial Corp.                                   624             272,688
Compass Bancshares, Inc.                              4,735             269,800
New York Community Bancorp, Inc.+                    16,444             269,353
CNA Financial Corp.*+                                 7,368             265,395
Synovus Financial Corp.                               9,035             265,358
American Financial Group, Inc.+                       5,645             264,920
Health Care Property Investors, Inc.                  8,469             262,962
General Growth Properties, Inc.+                      5,398             257,215
Colonial BancGroup, Inc.                             10,478             256,711
XL Capital Ltd.                                       3,716             255,289
AmerUs Group Co.+                                     3,750             255,037
AMB Property Corp.                                    4,625             254,884
United Dominion Realty Trust, Inc.                    8,381             253,106
Popular, Inc.                                        12,899             250,757
Federated Investors, Inc. -- Class B                  7,413             250,634
iStar Financial, Inc.                                 6,000             250,200
W.R. Berkley Corp.                                    7,013             248,190
Apartment Investment & Management Co. -- Class A+     4,554             247,783
Macerich Co.+                                         3,230             246,643
Radian Group, Inc.+                                   4,089             245,340
Cbot Holdings, Inc.*+                                 2,019             243,875
HCC Insurance Holdings, Inc.                          7,405             243,476
Forest City Enterprises, Inc. -- Class A+             4,475             242,992
Cincinnati Financial Corp.                            5,053             242,847
Bank of Hawaii Corp.                                  5,035             242,486
Trizec Properties, Inc.                               8,354             241,514
SVB Financial Group*+                                 5,368             239,628
Federal Realty Investment Trust                       3,224             239,543
American National Insurance Co.                       2,046             237,131
Transatlantic Holdings, Inc.                          3,920             236,807
A.G. Edwards, Inc.+                                   4,380             233,366
Eaton Vance Corp.                                     8,081             233,218
St. Joe Co.+                                          4,226             231,881
CB Richard Ellis Group, Inc. -- Class A*+             9,268             227,993
SEI Investments Co.                                   4,042             227,120
Everest Re Group Ltd.                                 2,325             226,757
Fidelity National Title Group, Inc. -- Class A+      10,809             226,557
Janus Capital Group, Inc.+                           11,483             226,445
Protective Life Corp.                                 4,948             226,371
Liberty Property Trust+                               4,732             226,142
Developers Diversified Realty Corp.+                  4,047             225,661
Mercury General Corp.+                                4,465             221,509
Nuveen Investments, Inc. -- Class A                   4,319             221,262
Downey Financial Corp.+                               3,270             217,586
Unitrin, Inc.                                         4,899             216,389
Reckson Associates Realty Corp.                       5,019             214,813
Duke Realty Corp.+                                    5,750             214,763
Astoria Financial Corp.+                              6,954             214,322
First Marblehead Corp.+                               3,090             214,013

                                                                         MARKET
                                                                          VALUE
                                                     SHARES             (NOTE 1)
-------------------------------------------------------------------------------

Health Care REIT, Inc.+                               5,340      $      213,653
Ventas, Inc.+                                         5,516             212,587
Dime Community Bancshares                            14,423             212,451
UCBH Holdings, Inc.+                                 12,112             211,476
Affiliated Managers Group, Inc.*+                     2,100             210,231
First Indiana Corp.                                   8,081             210,187
SL Green Realty Corp.+                                1,876             209,549
Philadelphia Consolidated Holding Corp.*+             5,180             206,060
Brown & Brown, Inc.                                   6,737             205,883
New Plan Excel Realty Trust+                          7,580             205,039
Allied Capital Corp.+                                 6,774             204,643
MBIA, Inc.+                                           3,295             202,445
Camden Property Trust                                 2,658             202,035
Student Loan Corp.                                    1,050             201,789
Hanmi Financial Corp.+                               10,237             200,645
Westamerica Bancorporation                            3,866             195,272
South Financial Group, Inc.                           7,414             192,986
Alleghany Corp.*                                        667             192,770
Leucadia National Corp.                               7,356             192,507
Cullen/Frost Bankers, Inc.                            3,328             192,425
Bank Mutual Corp.                                    15,549             188,609
Susquehanna Bancshares, Inc.                          7,542             184,326
TD Banknorth, Inc.+                                   6,374             184,081
Jefferies Group, Inc.+                                6,415             182,828
Colonial Properties Trust+                            3,796             181,487
Nasdaq Stock Market, Inc.*+                           5,993             181,228
Thornburg Mortgage, Inc.+                             7,090             180,582
Essex Property Trust, Inc.+                           1,474             178,944
Raymond James Financial, Inc.                         6,101             178,393
Arthur J. Gallagher & Co.+                            6,662             177,676
United Bankshares, Inc.                               4,750             176,795
Wilmington Trust Corp.                                3,954             176,151
Old Republic International Corp.                      7,911             175,229
BRE Properties, Inc. -- Class A+                      2,930             175,009
Jones Lang LaSalle, Inc.                              2,046             174,892
Chittenden Corp.                                      6,076             174,320
American Capital Strategies Ltd.+                     4,409             174,023
Hospitality Properties Trust+                         3,560             168,032
Investors Financial Services Corp.+                   3,882             167,237
IndyMac Bancorp, Inc.+                                4,030             165,875
New Century Financial Corp.+                          4,100             161,171
FirstMerit Corp.+                                     6,946             160,939
Blackrock, Inc.                                       1,065             158,685
Valley National Bancorp                               6,134             156,846
Prosperity Bancshares, Inc.+                          4,499             153,146
Kilroy Realty Corp.+                                  2,021             152,262
Whitney Holding Corp.                                 4,227             151,200
Texas Regional Bancshares, Inc. -- Class A            3,813             146,610
Umpqua Holding Corp.                                  5,116             146,318
                                                                 --------------
TOTAL COMMON STOCKS
  (Cost $56,620,837)                                                 61,640,543
                                                                 --------------

                                              See Notes to Financial Statements.


30 | THE RYDEX SERIES FUNDS SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONCLUDED)               September 30, 2006
--------------------------------------------------------------------------------
  FINANCIAL SERVICES FUND
--------------------------------------------------------------------------------

                                                                         MARKET
                                                       FACE               VALUE
                                                     AMOUNT             (NOTE 1)
-------------------------------------------------------------------------------

REPURCHASE AGREEMENTS 0.9%
Repurchase Agreement (Note 5)
  5.00% due 10/02/06                           $    522,333      $      522,333
                                                                 --------------
TOTAL REPURCHASE AGREEMENTS
  (Cost $522,333)                                                       522,333
                                                                 --------------

SECURITIES LENDING COLLATERAL 20.4%
Investment in Securities Lending
  Short Term Investment Portfolio
  Held by U.S. Bancorp (Note 8)                  12,613,797          12,613,797
                                                                 --------------
TOTAL SECURITIES LENDING COLLATERAL
  (Cost $12,613,797)                                                 12,613,797
                                                                 --------------
TOTAL INVESTMENTS 121.0%
  (Cost $69,756,967)                                             $   74,776,673
                                                                 ==============
LIABILITIES IN EXCESS OF OTHER
  ASSETS - (21.0)%                                               $  (12,962,530)
                                                                 ==============
NET ASSETS - 100.0%                                              $   61,814,143

*     NON-INCOME PRODUCING SECURITY.

+     ALL OR A PORTION OF THIS SECURITY IS ON LOAN AT SEPTEMBER 30, 2006 -- SEE
      NOTE 8.

      REIT -- REAL ESTATE INVESTMENT TRUST.

See Notes to Financial Statements.


                                  THE RYDEX SERIES FUNDS SEMI-ANNUAL REPORT | 31

SCHEDULE OF INVESTMENTS (UNAUDITED)                           September 30, 2006
--------------------------------------------------------------------------------
  HEALTH CARE FUND
--------------------------------------------------------------------------------

                                                                         MARKET
                                                                          VALUE
                                                     SHARES             (NOTE 1)
-------------------------------------------------------------------------------

COMMON STOCKS 99.6%

Pfizer, Inc.                                        236,503      $    6,707,225
Johnson & Johnson, Inc.                              94,852           6,159,689
Merck & Co., Inc.+                                   85,428           3,579,433
Genentech, Inc.*+                                    40,462           3,346,207
Amgen, Inc.*+                                        46,520           3,327,576
Abbott Laboratories+                                 62,403           3,030,290
Wyeth                                                56,621           2,878,612
UnitedHealth Group, Inc.                             56,504           2,779,997
Eli Lilly & Co.                                      46,944           2,675,808
Medtronic, Inc.+                                     49,708           2,308,440
WellPoint, Inc.*                                     28,593           2,203,091
Bristol-Myers Squibb Co.                             85,736           2,136,541
Schering-Plough Corp.                                75,100           1,658,959
Gilead Sciences, Inc.*                               23,318           1,601,947
Baxter International, Inc.                           34,554           1,570,825
Cardinal Health, Inc.+                               21,446           1,409,860
Caremark Rx, Inc.+                                   23,865           1,352,430
Aetna, Inc.                                          30,376           1,201,371
HCA, Inc.+                                           23,296           1,162,237
Stryker Corp.                                        23,370           1,158,918
Boston Scientific Corp.*                             76,766           1,135,369
Medco Health Solutions, Inc.*+                       17,294           1,039,542
Becton, Dickinson & Co.                              14,610           1,032,489
Genzyme Corp.*+                                      15,264           1,029,862
Zimmer Holdings, Inc.*+                              14,956           1,009,530
Forest Laboratories, Inc.*                           19,932           1,008,759
Allergan, Inc.+                                       8,860             997,725
McKesson Corp.                                       18,260             962,667
Biogen Idec, Inc.*+                                  20,085             897,398
CIGNA Corp.                                           7,540             877,053
Celgene Corp.*+                                      20,122             871,283
St. Jude Medical, Inc.*                              22,811             805,000
Quest Diagnostics, Inc.                              12,526             766,090
Humana, Inc.*                                        11,122             735,053
Express Scripts, Inc.*                                9,524             718,967
Fisher Scientific International, Inc.*                8,390             656,434
AmerisourceBergen Corp.+                             14,200             641,840
Laboratory Corporation of America Holdings*+          8,766             574,787
Coventry Health Care, Inc.*                          10,851             559,044
Biomet, Inc.+                                        17,241             554,988
C.R. Bard, Inc.+                                      7,300             547,500
Medimmune, Inc.*+                                    17,995             525,634
Varian Medical Systems, Inc.*+                        9,676             516,602
Thermo Electron Corp.*+                              12,300             483,759
DaVita, Inc.*                                         8,002             463,076
Applera Corp. - Applied Biosystems Group             13,817             457,481
Hospira, Inc.*                                       11,319             433,178
Barr Pharmaceuticals, Inc.*                           8,263             429,180
IMS Health, Inc.                                     15,316             408,018
Amylin Pharmaceuticals, Inc.*+                        9,190             405,003

                                                                         MARKET
                                                                          VALUE
                                                     SHARES             (NOTE 1)
-------------------------------------------------------------------------------

Health Management Associates, Inc. -- Class A+       19,103      $      399,253
Omnicare, Inc.+                                       9,111             392,593
Health Net, Inc.*                                     8,931             388,677
Sepracor, Inc.*+                                      8,017             388,343
DENTSPLY International, Inc.+                        12,492             376,134
Waters Corp.*                                         8,300             375,824
Abraxis BioScience, Inc.*+                           13,340             370,585
Patterson Cos., Inc.*+                               10,891             366,047
Henry Schein, Inc.*+                                  7,206             361,309
Covance, Inc.*                                        5,300             351,814
Endo Pharmaceuticals Holdings, Inc.*                 10,790             351,214
Manor Care, Inc.+                                     6,700             350,276
Mylan Laboratories, Inc.+                            17,230             346,840
Pharmaceutical Product Development, Inc.              9,628             343,623
King Pharmaceuticals, Inc.*                          19,900             338,897
Tenet Healthcare Corp.*+                             40,892             332,861
Triad Hospitals, Inc.*                                7,509             330,621
Cerner Corp.*                                         6,970             316,438
Cephalon, Inc.*+                                      5,096             314,678
Intuitive Surgical, Inc.*                             2,970             313,186
Community Health Systems, Inc.*                       8,347             311,760
Beckman Coulter, Inc.                                 5,414             311,630
Hillenbrand Industries, Inc.                          5,420             308,832
Vertex Pharmaceuticals, Inc.*+                        9,074             305,340
Dade Behring Holdings, Inc.                           7,350             295,176
Invitrogen Corp.*+                                    4,555             288,833
Charles River Laboratories International, Inc.*+      6,652             288,763
Universal Health Services, Inc. -- Class B            4,700             281,671
Lincare Holdings, Inc.*                               8,060             279,198
Millipore Corp.*+                                     4,550             278,915
Emdeon Corp.*                                        23,625             276,649
Millennium Pharmaceuticals, Inc.*+                   27,681             275,426
Brookdale Senior Living, Inc.+                        5,890             273,414
VCA Antech, Inc.*+                                    7,580             273,335
Idexx Laboratories, Inc.*                             2,990             272,509
Watson Pharmaceuticals, Inc.*+                       10,260             268,504
Respironics, Inc.*                                    6,710             259,073
ResMed, Inc.*+                                        6,380             256,795
Edwards Lifesciences Corp.*                           5,380             250,654
Cytyc Corp.*+                                        10,220             250,186
Bausch & Lomb, Inc.+                                  4,920             246,640
Cooper Cos., Inc.+                                    4,410             235,935
Kos Pharmaceuticals, Inc.*+                           4,750             234,745
Advanced Medical Optics, Inc.*+                       5,850             231,367
WellCare Health Plans, Inc.*                          4,010             227,086
Gen-Probe, Inc.*                                      4,697             220,242
PerkinElmer, Inc.                                    11,600             219,588
PDL BioPharma, Inc.*+                                11,057             212,294
Mentor Corp.+                                         4,200             211,638
Pediatrix Medical Group, Inc.*                        4,630             211,128

                                              See Notes to Financial Statements.


32 | THE RYDEX SERIES FUNDS SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONCLUDED)               September 30, 2006
--------------------------------------------------------------------------------
  HEALTH CARE FUND
--------------------------------------------------------------------------------

                                                                         MARKET
                                                                          VALUE
                                                     SHARES             (NOTE 1)
-------------------------------------------------------------------------------

ImClone Systems, Inc.*+                               7,285      $      206,311
LifePoint Hospitals, Inc.*+                           5,769             203,761
Kinetic Concepts, Inc.*                               6,303             198,292
Sierra Health Services, Inc.*+                        5,220             197,525
Techne Corp.*                                         3,864             196,523
Medicis Pharmaceutical Corp. -- Class A+              6,000             194,100
Valeant Pharmaceuticals International                 9,728             192,420
Hologic, Inc.*                                        4,360             189,747
Steris Corp.                                          6,980             167,939
Perrigo Co.                                           9,880             167,664
Immucor, Inc.*                                        7,375             165,274
Sunrise Senior Living, Inc.*                          5,400             161,298
AMERIGROUP Corp.*                                     5,370             158,683
Healthways, Inc.*+                                    3,510             156,546
Varian, Inc.*                                         3,350             153,664
Owens & Minor, Inc.                                   4,520             148,663
Affymetrix, Inc.*+                                    6,866             148,031
American Medical Systems Holdings, Inc.*+             7,900             145,597
ArthroCare Corp.*+                                    3,050             142,923
Haemonetics Corp.*                                    3,030             141,804
MGI Pharma, Inc.*+                                    8,010             137,852
Intermagnetics General Corp.*                         4,760             128,758
Integra LifeSciences Holdings Corp.*+                 3,290             123,309
PolyMedica Corp.+                                     2,880             123,293
Dionex Corp.*                                         2,380             121,237
United Surgical Partners International, Inc.*+        4,790             118,936
Alpharma, Inc. -- Class A                             5,000             116,950
DJ Orthopedics, Inc.*                                 2,800             116,284
inVentiv Health, Inc.*                                3,530             113,066
Parexel International Corp.*                          3,404             112,638
Genesis HealthCare Corp.*                             2,350             111,931
Regeneron Pharmaceuticals, Inc.*                      6,995             109,752
Viasys Healthcare, Inc.*                              4,000             108,960
Per-Se Technologies, Inc.*+                           4,546             103,558
Apria Healthcare Group, Inc.*                         5,200             102,648
LCA-Vision, Inc.+                                     2,460             101,623
Vital Signs, Inc.                                     1,760              99,634
Biosite, Inc.*                                        2,140              98,932
Analogic Corp.                                        1,900              97,508
Invacare Corp.                                        3,846              90,458
Chemed Corp.                                          2,800              90,328
SurModics, Inc.*+                                     2,490              87,449
ICU Medical, Inc.*                                    1,910              86,867
Amedisys, Inc.*+                                      2,150              85,291
Noven Pharmaceuticals, Inc.*                          3,500              84,420
AmSurg Corp.*+                                        3,790              84,365
Centene Corp.*+                                       5,060              83,186
Matria Healthcare, Inc.*+                             2,980              82,814
Par Pharmaceutical Cos., Inc.*                        4,540              82,810

                                                                         MARKET
                                                                          VALUE
                                                     SHARES             (NOTE 1)
-------------------------------------------------------------------------------

Martek Biosciences Corp.*+                            3,848      $       82,770
Sciele Pharma, Inc.*+                                 4,320              81,389
Conmed Corp.*                                         3,710              78,318
Cambrex Corp.+                                        3,640              75,384
Datascope Corp.                                       2,220              74,303
Cross Country Healthcare, Inc.*                       4,280              72,760
Greatbatch, Inc.*+                                    3,010              68,086
Odyssey HealthCare, Inc.*                             4,536              64,320
Gentiva Health Services, Inc.*                        3,840              63,130
Kendle International, Inc.*                           1,970              63,079
Dendrite International, Inc.*                         6,430              62,885
Savient Pharmaceuticals, Inc.*                        9,610              62,561
CNS, Inc.                                             2,170              61,259
Cyberonics, Inc.*                                     3,470              60,829
PharmaNet Development Group, Inc.*+                   3,000              58,290
Merit Medical Systems, Inc.*                          4,080              55,406
Enzo Biochem, Inc.*+                                  4,509              54,965
Connetics Corp.*                                      5,000              54,500
Kensey Nash Corp.*+                                   1,820              53,271
Bradley Pharmaceuticals, Inc.*+                       3,120              49,670
WebMD Health Corp., Inc.*+                            1,222              41,963
Hooper Holmes, Inc.                                  11,530              38,856
RehabCare Group, Inc.*                                2,750              36,025
Possis Medical, Inc.*                                 3,200              31,520
CryoLife, Inc.*                                       4,760              30,702
Arqule, Inc.*                                         6,210              26,144
BioLase Technology, Inc.*+                            4,090              25,563
Theragenics Corp.*                                    6,493              18,700
Osteotech, Inc.*                                      3,900              15,951
                                                                 --------------
TOTAL COMMON STOCKS
  (Cost $83,441,266)                                                 96,763,527
                                                                 --------------

                                                       FACE
                                                     AMOUNT
                                               ------------
REPURCHASE AGREEMENTS 0.3%
Repurchase Agreement (Note 5)
  5.00% due 10/02/06                           $    353,844             353,844
                                                                 --------------
TOTAL REPURCHASE AGREEMENTS
  (Cost $353,844)                                                       353,844
                                                                 --------------

SECURITIES LENDING COLLATERAL 18.9%
Investment in Securities Lending
  Short Term Investment Portfolio
  Held by U.S. Bancorp (Note 8)                  18,361,298          18,361,298
                                                                 --------------
TOTAL SECURITIES LENDING COLLATERAL
  (Cost $18,361,298)                                                 18,361,298
                                                                 --------------
TOTAL INVESTMENTS 118.8%
  (Cost $102,156,408)                                            $  115,478,669
                                                                 ==============
LIABILITIES IN EXCESS OF OTHER
  ASSETS - (18.8)%                                               $  (18,295,230)
                                                                 ==============
NET ASSETS - 100.0%                                              $   97,183,439

*     NON-INCOME PRODUCING SECURITY.

+     ALL OR A PORTION OF THIS SECURITY IS ON LOAN AT SEPTEMBER 30, 2006 - SEE
      NOTE 8.

See Notes to Financial Statements.


                                  THE RYDEX SERIES FUNDS SEMI-ANNUAL REPORT | 33

SCHEDULE OF INVESTMENTS (UNAUDITED)                           September 30, 2006
--------------------------------------------------------------------------------
  INTERNET FUND
--------------------------------------------------------------------------------

                                                                         MARKET
                                                                          VALUE
                                                     SHARES             (NOTE 1)
-------------------------------------------------------------------------------

COMMON STOCKS 99.6%

Cisco Systems, Inc.*                                100,378      $    2,308,694
Google, Inc. -- Class A*+                             4,148           1,667,081
Time Warner, Inc.                                    88,354           1,610,693
Qualcomm, Inc.                                       36,716           1,334,627
eBay, Inc.*                                          39,394           1,117,214
Symantec Corp.*+                                     46,337             986,051
Research In Motion, Ltd.*                             9,281             952,787
Yahoo!, Inc.*+                                       37,096             937,787
Sun Microsystems, Inc.*                             164,817             819,140
Qwest Communications International, Inc.*+           86,687             755,911
Broadcom Corp. -- Class A*+                          22,328             677,432
Intuit, Inc.*                                        19,076             612,149
Amazon.com, Inc.*+                                   18,657             599,263
E*Trade Financial Corp.*+                            24,538             586,949
Juniper Networks, Inc.*+                             33,768             583,511
IAC/InterActiveCorp*+                                20,175             580,233
BEA Systems, Inc.*+                                  31,074             472,325
Check Point Software Technologies Ltd.*+             21,146             402,831
VeriSign, Inc.*                                      18,465             372,993
McAfee, Inc.*                                        14,557             356,064
Monster Worldwide, Inc.*                              9,665             349,776
Red Hat, Inc.*+                                      16,209             341,686
CheckFree Corp.*+                                     7,714             318,742
Emdeon Corp.*                                        26,698             312,634
Digital River, Inc.*+                                 5,617             287,141
TIBCO Software, Inc.*                                31,017             278,533
Foundry Networks, Inc.*                              20,990             276,018
F5 Networks, Inc.*                                    5,043             270,910
WebEx Communications, Inc.*+                          6,553             255,698
Ciena Corp.*+                                         8,960             244,164
Internet Security Systems, Inc.*                      8,741             242,650
Priceline.com, Inc.*+                                 6,543             240,717
CNET Networks, Inc.*                                 24,603             235,697
RealNetworks, Inc.*+                                 21,969             233,091
aQuantive, Inc.*+                                     9,845             232,539
Palm, Inc.*+                                         14,392             209,548
j2 Global Communications, Inc.*+                      7,162             194,592
Netflix, Inc.*+                                       8,394             191,215
Websense, Inc.*+                                      8,676             187,488
Digital Insight Corp.*                                5,696             167,007
EarthLink, Inc.*                                     22,276             161,947
United Online, Inc.                                  13,134             159,972
webMethods, Inc.*                                    13,431             102,747
S1 Corp.*                                            21,838             100,673
NetBank, Inc.                                        15,001              90,756
                                                                 --------------
TOTAL COMMON STOCKS
  (Cost $20,135,345)                                                 23,419,676
                                                                 --------------

                                                                         MARKET
                                                       FACE               VALUE
                                                     AMOUNT             (NOTE 1)
-------------------------------------------------------------------------------

REPURCHASE AGREEMENTS 0.3%
Repurchase Agreement (Note 5)
  5.00% due 10/02/06                           $     79,547      $       79,547
                                                                 --------------
TOTAL REPURCHASE AGREEMENTS
  (Cost $79,547)                                                         79,547
                                                                 --------------

SECURITIES LENDING COLLATERAL 19.5%
Investment in Securities Lending
  Short Term Investment Portfolio
  Held by U.S. Bancorp (Note 8)                   4,594,096           4,594,096
                                                                 --------------
TOTAL SECURITIES LENDING COLLATERAL
  (Cost $4,594,096)                                                   4,594,096
                                                                 --------------
TOTAL INVESTMENTS 119.4%
  (Cost $24,808,988)                                             $   28,093,319
                                                                 ==============
LIABILITIES IN EXCESS OF OTHER
  ASSETS - (19.4)%                                               $   (4,565,851)
                                                                 ==============
NET ASSETS - 100.0%                                              $   23,527,468

*     NON-INCOME PRODUCING SECURITY.

+     ALL OR A PORTION OF THIS SECURITY IS ON LOAN AT SEPTEMBER 30, 2006 - SEE
      NOTE 8.

                                              See Notes to Financial Statements.


34 | THE RYDEX SERIES FUNDS SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS (UNAUDITED)                           September 30, 2006
--------------------------------------------------------------------------------
  LEISURE FUND
--------------------------------------------------------------------------------

                                                                         MARKET
                                                                          VALUE
                                                     SHARES             (NOTE 1)
--------------------------------------------------------------------------------

COMMON STOCKS 99.6%

Time Warner, Inc.                                    61,945      $    1,129,257
Walt Disney Co.                                      34,049           1,052,455
McDonald's Corp.                                     24,235             948,073
News Corp. -- Class A+                               42,300             831,195
Carnival Corp.+                                      15,420             725,203
Viacom, Inc. -- Class B*                             17,056             634,142
Starbucks Corp.*+                                    17,948             611,129
Electronic Arts, Inc.*+                              10,615             591,043
Las Vegas Sands Corp.*+                               8,490             580,291
Marriott International, Inc. -- Class A+             13,112             506,648
International Game Technology, Inc.+                 11,894             493,601
Yum! Brands, Inc.                                     9,258             481,879
Starwood Hotels & Resorts Worldwide, Inc.             7,548             431,670
Harrah's Entertainment, Inc.+                         6,413             426,016
MGM Mirage, Inc.*+                                   10,530             415,830
Hilton Hotels Corp.+                                 14,683             408,922
Mattel, Inc.                                         19,333             380,860
Wendy's International, Inc.                           5,631             377,277
Darden Restaurants, Inc.                              7,722             327,953
Wynn Resorts Ltd.*+                                   4,659             316,859
Eastman Kodak Co.+                                   13,833             309,859
Activision, Inc.*                                    19,673             297,062
Tim Hortons, Inc.+                                   10,910             286,933
Hasbro, Inc.                                         12,476             283,829
Brinker International, Inc.                           6,082             243,827
Warner Music Group Corp.                              8,930             231,733
Boyd Gaming Corp.                                     5,930             227,949
Station Casinos, Inc.                                 3,820             220,911
Penn National Gaming, Inc.*+                          5,880             214,738
Brunswick Corp.+                                      6,712             209,347
Scientific Games Corp. -- Class A*+                   6,370             202,566
THQ, Inc.*+                                           6,870             200,398
Jack in the Box, Inc.*                                3,775             196,979
OSI Restaurant Partners, Inc.+                        5,855             185,662
Cheesecake Factory, Inc.*+                            6,820             185,436
Sonic Corp.*+                                         8,090             182,915
Aztar Corp.*                                          3,420             181,294
Burger King Holdings, Inc.*                          11,290             180,188
Ruby Tuesday, Inc.                                    6,190             174,496
Choice Hotels International, Inc.+                    4,142             169,408
Pool Corp.                                            4,380             168,630
Applebee's International, Inc.+                       7,827             168,359
International Speedway Corp. -- Class A               3,270             162,977
Polaris Industries, Inc.+                             3,888             159,991
Panera Bread Co. -- Class A*+                         2,730             159,022
CBRL Group, Inc.+                                     3,800             153,634
DreamWorks Animation SKG, Inc. -- Class A*+           6,022             150,008

                                                                         MARKET
                                                                          VALUE
                                                     SHARES             (NOTE 1)
--------------------------------------------------------------------------------

Take-Two Interactive Software, Inc.*+                10,304      $      146,935
Live Nation, Inc.*                                    7,040             143,757
Regal Entertainment Group -- Class A+                 7,240             143,497
Papa John's International, Inc.*                      3,946             142,490
Pinnacle Entertainment, Inc.*                         4,980             140,038
Bob Evans Farms, Inc.                                 4,360             132,021
Rare Hospitality International, Inc.*                 4,320             132,019
CEC Entertainment, Inc.*                              4,050             127,615
Callaway Golf Co.+                                    9,610             125,987
WMS Industries, Inc.*+                                4,270             124,727
Ryan's Restaurant Group, Inc.*                        7,490             118,866
P.F. Chang's China Bistro, Inc.*+                     3,420             118,708
Triarc Cos., Inc. -- Class B                          7,820             118,238
Red Robin Gourmet Burgers, Inc.*+                     2,550             117,581
IHOP Corp.+                                           2,530             117,266
Shuffle Master, Inc.*+                                4,120             111,281
Landry's Restaurants, Inc.                            3,380             101,907
RC2 Corp.*                                            3,000             100,590
Lone Star Steakhouse & Saloon, Inc.                   3,560              98,861
K2, Inc.*                                             8,250              96,773
Marcus Corp.                                          4,060              93,258
Steak n Shake Co.*                                    5,430              91,713
MarineMax, Inc.*+                                     3,470              88,312
O'Charleys, Inc.*                                     4,640              88,021
Jakks Pacific, Inc.*+                                 4,660              83,088
Nautilus, Inc.+                                       5,750              79,063
Napster, Inc.*                                       15,198              64,895
Sturm Ruger & Co., Inc.*                              8,260              63,932
4Kids Entertainment, Inc.*                            3,680              60,720
Multimedia Games, Inc.*+                              6,510              59,111
Arctic Cat, Inc.                                      3,300              54,780
Bally Total Fitness Holding Corp.*+                   9,830              14,843
                                                                 --------------
TOTAL COMMON STOCKS
   (Cost $18,189,622)                                                20,479,347
                                                                 --------------

                                                       FACE
                                                     AMOUNT
                                               ------------

SECURITIES LENDING COLLATERAL 20.2%
Investment in Securities Lending Short Term
   Investment Portfolio Held by
   U.S. Bancorp (Note 8)                       $  4,158,360           4,158,360
                                                                 --------------
TOTAL SECURITIES LENDING COLLATERAL
   (Cost $4,158,360)                                                  4,158,360
                                                                 --------------
TOTAL INVESTMENTS 119.8%
   (Cost $22,347,982)                                            $   24,637,707
                                                                 ==============
LIABILITIES IN EXCESS OF OTHER
   ASSETS - (19.8)%                                              $   (4,073,912)
                                                                 ==============
NET ASSETS - 100.0%                                              $   20,563,795

*     NON-INCOME PRODUCING SECURITY.

+     ALL OR A PORTION OF THIS SECURITY IS ON LOAN AT SEPTEMBER 30, 2006 -- SEE
      NOTE 8.

See Notes to Financial Statements.


                                  THE RYDEX SERIES FUNDS SEMI-ANNUAL REPORT | 35

SCHEDULE OF INVESTMENTS (UNAUDITED)                           September 30, 2006
--------------------------------------------------------------------------------
  PRECIOUS METALS FUND
--------------------------------------------------------------------------------

                                                                         MARKET
                                                                          VALUE
                                                     SHARES             (NOTE 1)
--------------------------------------------------------------------------------

COMMON STOCKS 99.3%

Freeport-McMoRan Copper & Gold, Inc. -- Class B+    329,794      $   17,564,828
Newmont Mining Corp.                                391,280          16,727,220
Barrick Gold Corp.+                                 437,159          13,429,525
Goldcorp, Inc.+                                     520,679          12,288,024
Glamis Gold Ltd.*                                   248,244           9,788,261
Agnico-Eagle Mines Ltd.+                            255,001           7,938,181
Coeur d'Alene Mines Corp.*+                       1,626,017           7,658,540
AngloGold Ashanti Ltd. -- SP ADR+                   198,474           7,490,409
Pan American Silver Corp.*+                         377,842           7,383,033
Gold Fields Ltd. -- SP ADR                          370,158           6,603,619
Apex Silver Mines Ltd.*+                            370,200           6,167,532
Kinross Gold Corp.*+                                439,701           5,505,057
Silver Standard Resources, Inc.*+                   244,443           5,397,301
Crystallex International Corp.*+                  1,841,863           5,249,310
Cia de Minas Buenaventura SA -- SP ADR              182,247           4,920,669
Bema Gold Corp.*+                                 1,063,092           4,709,498
Meridian Gold, Inc.*                                184,858           4,595,570
Silver Wheaton Corp.*+                              482,871           4,558,302
Yamana Gold, Inc.+                                  483,018           4,467,917
Harmony Gold Mining Co. Ltd. -- SP ADR*             344,216           4,450,713
Royal Gold, Inc.+                                   154,710           4,197,282
Hecla Mining Co.*+                                  723,065           4,150,393
Northgate Minerals Corp*+                         1,290,722           4,130,310
Novagold Resources, Inc.*                           231,499           3,632,219
Randgold Resources Ltd. -- SP ADR*                  175,090           3,564,832
DRDGOLD Ltd. -- SP ADR*+                          1,985,714           2,740,285
Golden Star Resources Ltd.*+                        910,122           2,484,633
Stillwater Mining Co.*                              280,979           2,360,224
                                                                 --------------
TOTAL COMMON STOCKS
   (Cost $102,356,452)                                              184,153,687
                                                                 --------------

                                                       FACE
                                                     AMOUNT
                                               ------------

REPURCHASE AGREEMENTS 0.6%
Repurchase Agreement (Note 5)
   5.00% due 10/02/06                          $  1,125,893           1,125,893
                                                                 --------------
TOTAL REPURCHASE AGREEMENTS
   (Cost $1,125,893)                                                  1,125,893
                                                                 --------------

SECURITIES LENDING COLLATERAL 37.1%
Investment in Securities Lending Short Term
   Investment Portfolio Held by
   U.S. Bancorp (Note 8)                         68,651,694          68,651,694
                                                                 --------------
TOTAL SECURITIES LENDING COLLATERAL
   (Cost $68,651,694)                                                68,651,694
                                                                 --------------

                                                                         MARKET
                                                                          VALUE
                                                                        (NOTE 1)
--------------------------------------------------------------------------------
TOTAL INVESTMENTS 137.0%
   (Cost $172,134,039)                                           $  253,931,274
                                                                 ==============
LIABILITIES IN EXCESS OF OTHER
   ASSETS - (37.0)%                                              $  (68,527,260)
                                                                 ==============
NET ASSETS - 100.0%                                              $  185,404,014

*     NON-INCOME PRODUCING SECURITY.

+     ALL OR A PORTION OF THIS SECURITY IS ON LOAN AT SEPTEMBER 30, 2006 -- SEE
      NOTE 8.

      ADR -- AMERICAN DEPOSITORY RECEIPT.

                                              See Notes to Financial Statements.


36 | THE RYDEX SERIES FUNDS SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS (UNAUDITED)                           September 30, 2006
--------------------------------------------------------------------------------
   REAL ESTATE FUND
--------------------------------------------------------------------------------

                                                                         MARKET
                                                                          VALUE
                                                     SHARES             (NOTE 1)
--------------------------------------------------------------------------------

COMMON STOCKS 99.6%

Public Storage, Inc.+                                20,454      $    1,758,839
Simon Property Group, Inc.+                          16,569           1,501,483
Vornado Realty Trust+                                12,244           1,334,596
Equity Residential+                                  25,947           1,312,399
Equity Office Properties Trust+                      32,123           1,277,210
ProLogis                                             21,992           1,254,863
Boston Properties, Inc.+                             11,379           1,175,906
Host Hotels & Resorts, Inc.+                         49,435           1,133,545
Archstone-Smith Trust+                               20,809           1,132,842
General Growth Properties, Inc.+                     23,479           1,118,774
KIMCO Realty Corp.                                   26,080           1,118,050
AvalonBay Communities, Inc.+                          8,344           1,004,618
Apartment Investment & Management
   Co. -- Class A+                                   15,145             824,039
Developers Diversified Realty Corp.+                 14,766             823,352
Plum Creek Timber Co., Inc. (REIT)                   23,050             784,622
Macerich Co.                                         10,241             782,003
CB Richard Ellis Group, Inc. -- Class A*+            30,383             747,422
Duke Realty Corp.                                    19,863             741,883
AMB Property Corp.                                   13,384             737,592
iStar Financial, Inc.                                17,598             733,837
Regency Centers Corp.                                10,667             733,463
Health Care Property Investors, Inc.                 22,964             713,032
CapitalSource, Inc.+                                 27,560             711,599
SL Green Realty Corp.+                                6,370             711,529
St. Joe Co.+                                         12,846             704,860
Trizec Properties, Inc.                              23,831             688,954
Liberty Property Trust+                              14,413             688,797
Ventas, Inc.+                                        17,747             683,969
Forest City Enterprises, Inc. -- Class A+            12,496             678,533
Camden Property Trust                                 8,919             677,933
United Dominion Realty Trust, Inc.+                  22,281             672,886
Weingarten Realty Investors+                         15,522             667,756
Federal Realty Investment Trust                       8,862             658,447
Global Signal, Inc.                                  12,436             629,013
Reckson Associates Realty Corp.                      14,405             616,534
Mack-Cali Realty Corp.+                              11,806             611,551
Hospitality Properties Trust+                        12,955             611,476
BRE Properties, Inc. -- Class A+                      9,772             583,682
New Plan Excel Realty Trust+                         20,881             564,831
Essex Property Trust, Inc.+                           4,628             561,839
Brandywine Realty Trust+                             17,066             555,498
Jones Lang LaSalle, Inc.+                             6,460             552,201
Rayonier, Inc.+                                      14,420             545,076
CBL & Associates Properties, Inc.+                   13,005             545,040
Pan Pacific Retail Properties, Inc.                   7,805             541,823
Health Care REIT, Inc.+                              13,497             540,015
Crescent Real Estate EQT Co.+                        23,813             519,361

                                                                         MARKET
                                                                          VALUE
                                                     SHARES             (NOTE 1)
--------------------------------------------------------------------------------

Thornburg Mortgage, Inc.+                            20,329      $      517,780
HRPT Properties Trust+                               43,252             516,861
Taubman Centers, Inc.                                11,567             513,806
Nationwide Health Properties, Inc.+                  18,537             495,679
Kilroy Realty Corp.+                                  6,500             489,710
Realty Income Corp.+                                 19,768             488,467
First Industrial Realty Trust, Inc.+                 11,059             486,596
Alexandria Real Estate Equities, Inc.+                5,172             485,134
Healthcare Realty Trust, Inc.+                       12,409             476,630
Annaly Mortgage Management, Inc.+                    36,224             475,983
Post Properties, Inc.+                                9,924             471,588
Colonial Properties Trust+                            9,736             465,478
Equity One, Inc.+                                    19,313             462,933
Highwoods Properties, Inc.                           12,389             460,995
Home Properties, Inc.+                                7,987             456,537
Washington Real Estate Investment Trust+             11,217             446,437
Corporate Office Properties Trust SBI+                9,969             446,212
Cousins Properties, Inc.                             12,967             443,601
New Century Financial Corp.+                         11,249             442,198
Senior Housing Properties Trust                      20,323             433,693
Heritage Property Investment Trust+                  11,860             432,416
Sunstone Hotel Investors, Inc.+                      14,350             426,482
BioMed Realty Trust, Inc.+                           13,870             420,816
Pennsylvania Real Estate Investment Trust             9,664             411,396
LaSalle Hotel Properties+                             9,464             410,170
Mid-America Apartment Communities, Inc.+              6,658             407,603
Entertainment Properties Trust                        7,944             391,798
Digital Realty Trust, Inc.                           12,277             384,516
Inland Real Estate Corp.                             21,689             379,991
Potlatch Corp.+                                      10,240             379,904
National Retail Properties, Inc.+                    17,251             372,622
PS Business Parks, Inc.                               6,146             370,604
Tanger Factory Outlet Centers, Inc.+                  9,965             354,953
Eastgroup Properties, Inc.+                           6,972             347,624
FelCor Lodging Trust, Inc.                           17,001             340,870
Equity Lifestyle Properties, Inc.+                    7,430             339,625
Lexington Corporate Properties Trust+                15,910             336,974
Sovran Self Storage, Inc.+                            5,961             331,134
Glenborough Realty Trust, Inc.+                      12,393             318,872
Glimcher Realty Trust+                               12,330             305,537
Acadia Realty Trust                                  11,763             299,956
Equity Inns, Inc.+                                   18,471             294,058
Saul Centers, Inc.+                                   6,511             292,995
National Health Investors, Inc.                      10,299             291,771
Trustreet Properties, Inc.+                          22,961             287,242
Parkway Properties, Inc.+                             5,697             264,854
Innkeepers USA Trust+                                16,046             261,389

See Notes to Financial Statements.


                                  THE RYDEX SERIES FUNDS SEMI-ANNUAL REPORT | 37

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONCLUDED)               September 30, 2006
--------------------------------------------------------------------------------
   REAL ESTATE FUND
--------------------------------------------------------------------------------

                                                                         MARKET
                                                                          VALUE
                                                     SHARES             (NOTE 1)
--------------------------------------------------------------------------------

Ramco-Gershenson Properties Trust                     8,007      $      255,824
First Potomac Realty Trust                            8,420             254,452
LTC Properties, Inc.                                 10,339             250,721
Mills Corp.+                                         14,801             247,325
Sun Communities, Inc.                                 7,525             240,499
Cedar Shopping Centers, Inc.                         14,580             235,759
Universal Health Realty Income Trust                  6,247             223,955
CentraCore Properties Trust                           6,782             215,328
Windrose Medical Properties Trust                    11,945             211,188
Urstadt Biddle Properties, Inc.                      10,869             197,490
Winston Hotels, Inc.                                 14,927             183,901
Associated Estates Realty Corp.                      11,875             183,706
American Land Lease, Inc.                             5,717             135,779
Monmouth Real Estate Investment
   Corp. -- Class A                                  15,887             127,096
                                                                 --------------
TOTAL COMMON STOCKS
   (Cost $54,255,703)                                                60,163,086
                                                                 --------------
REPURCHASE AGREEMENTS 0.3%
Repurchase Agreement (Note 5)
   5.00% due 10/02/06                          $    156,967             156,967
                                                                 --------------
TOTAL REPURCHASE AGREEMENTS
   (Cost $156,967)                                                      156,967
                                                                 --------------
SECURITIES LENDING COLLATERAL 26.3%
Investment in Securities Lending Short Term
   Investment Portfolio Held by
   U.S. Bancorp (Note 8)                         15,912,302          15,912,302
                                                                 --------------
TOTAL SECURITIES LENDING COLLATERAL
   (Cost $15,912,302)                                                15,912,302
                                                                 --------------
TOTAL INVESTMENTS 126.2%
   (Cost $70,324,972)                                            $   76,232,355
                                                                 ==============
LIABILITIES IN EXCESS OF OTHER
   ASSETS - (26.2)%                                              $  (15,837,228)
                                                                 ==============
NET ASSETS - 100.0%                                              $   60,395,127

*     NON-INCOME PRODUCING SECURITY.

+     ALL OR A PORTION OF THIS SECURITY IS ON LOAN AT SEPTEMBER 30, 2006 -- SEE
      NOTE 8.

      REIT -- REAL ESTATE INVESTMENT TRUST.

                                              See Notes to Financial Statements.


38 | THE RYDEX SERIES FUNDS SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS (UNAUDITED)                           September 30, 2006
--------------------------------------------------------------------------------
  RETAILING FUND
--------------------------------------------------------------------------------

                                                                         MARKET
                                                                          VALUE
                                                     SHARES             (NOTE 1)
--------------------------------------------------------------------------------

COMMON STOCKS 97.5%

Wal-Mart Stores, Inc.                                46,067      $    2,272,024
Home Depot, Inc.+                                    37,576           1,362,881
Target Corp.+                                        20,769           1,147,487
Walgreen Co.+                                        23,572           1,046,361
Lowe's Cos., Inc.+                                   35,550             997,533
Federated Department Stores, Inc.+                   19,364             836,718
CVS Corp.                                            25,680             824,842
Best Buy Co., Inc.+                                  14,785             791,885
Sears Holdings Corp.*                                 4,992             789,185
Kohl's Corp.*                                        11,952             775,924
Costco Wholesale Corp.+                              14,163             703,618
Staples, Inc.                                        27,249             662,968
The Gap, Inc.                                        34,506             653,889
J.C. Penney Holding Co., Inc.+                        9,294             635,617
Liberty Media Holding Corp - Interactive*            30,706             625,788
TJX Cos., Inc.+                                      22,304             625,181
Nordstrom, Inc.+                                     13,472             569,866
Bed Bath & Beyond, Inc.*                             14,419             551,671
Office Depot, Inc.*+                                 13,585             539,324
Amazon.com, Inc.*+                                   16,382             526,190
Limited Brands, Inc.+                                19,643             520,343
IAC/InterActiveCorp*+                                17,483             502,811
Sherwin-Williams Co.+                                 8,455             471,620
AutoZone, Inc.*+                                      4,512             466,090
American Eagle Outfitters, Inc.+                     10,494             459,952
Genuine Parts Co.                                    10,175             438,848
Abercrombie & Fitch Co. -- Class A+                   6,303             437,932
Michaels Stores, Inc.                                 8,955             389,901
Family Dollar Stores, Inc.+                          12,490             365,208
CarMax, Inc.*+                                        8,641             360,416
Expedia, Inc.*+                                      22,820             357,818
Tiffany & Co.                                        10,124             336,117
AutoNation, Inc.*+                                   15,594             325,915
Petsmart, Inc.+                                      11,607             322,094
Foot Locker, Inc.                                    12,620             318,655
Circuit City Stores, Inc.+                           12,660             317,893
Dollar General Corp.                                 23,174             315,862
O'Reilly Automotive, Inc.*+                           9,327             309,750
Advance Auto Parts, Inc.                              9,381             309,010
Dollar Tree Stores, Inc.*                             9,968             308,609
RadioShack Corp.                                     15,170             292,781
Williams-Sonoma, Inc.                                 9,020             292,158
Ross Stores, Inc.+                                   11,315             287,514
Claire's Stores, Inc.                                 9,340             272,354
Chico's FAS, Inc.*+                                  12,639             272,118
OfficeMax, Inc.+                                      6,600             268,884
AnnTaylor Stores Corp.*                               6,402             267,988
Urban Outfitters, Inc.*+                             15,043             266,111
Coldwater Creek, Inc.*                                9,092             261,486
Dillard's, Inc. -- Class A+                           7,925             259,385

                                                                         MARKET
                                                                          VALUE
                                                     SHARES             (NOTE 1)
--------------------------------------------------------------------------------

Big Lots, Inc.*+                                     13,010      $      257,728
Rite Aid Corp.*+                                     56,154             254,939
Barnes & Noble, Inc.                                  6,574             249,417
Saks, Inc.+                                          14,380             248,486
Rent-A-Center, Inc.*                                  8,424             246,739
Men's Wearhouse, Inc.+                                6,477             241,009
United Auto Group, Inc.                              10,260             240,084
Nutri/System, Inc.*+                                  3,784             235,705
GameStop Corp. -- Class A*+                           5,060             234,177
Children's Place Retail Stores, Inc.*+                3,496             223,849
Dick's Sporting Goods, Inc.*                          4,878             222,046
BJ's Wholesale Club, Inc.*+                           7,583             221,272
Longs Drug Stores Corp.                               4,586             211,002
Gymboree Corp.*+                                      4,826             203,561
Tractor Supply Co.*+                                  4,191             202,258
Aeropostale, Inc.*+                                   6,875             200,956
Zale Corp.*                                           7,150             198,341
Payless Shoesource, Inc.*                             7,787             193,896
Borders Group, Inc.+                                  9,065             184,926
Tween Brands, Inc.*+                                  4,661             175,254
Guitar Center, Inc.*+                                 3,794             169,516
Dress Barn, Inc.*                                     7,748             169,061
Group 1 Automotive, Inc.                              3,300             164,670
Christopher & Banks Corp.                             5,547             163,525
Select Comfort Corp.*+                                7,444             162,875
Hibbett Sporting Goods, Inc.*+                        5,942             155,562
99 Cents Only Stores*                                12,623             149,330
Aaron Rents, Inc.+                                    6,490             149,140
Pacific Sunwear of California, Inc.*                  9,753             147,075
Genesco, Inc.*+                                       4,007             138,121
Stage Stores, Inc.                                    4,560             133,790
PEP Boys-Manny Moe & Jack                            10,360             133,126
Sonic Automotive, Inc.                                5,650             130,458
Jos. A. Bank Clothiers, Inc.*+                        4,327             129,637
Building Material Holding Corp.+                      4,926             128,174
Pier 1 Imports, Inc.+                                17,030             126,363
Stein Mart, Inc.                                      8,284             126,000
Tuesday Morning Corp.+                                8,858             122,949
Cato Corp. -- Class A+                                5,270             115,466
Finish Line, Inc. -- Class A                          9,098             114,817
Fred's, Inc.                                          8,828             111,409
Jo-Ann Stores, Inc.*+                                 6,500             108,680
HOT Topic, Inc.*                                      9,442             105,184
Midas, Inc.*                                          4,370              90,372
Haverty Furniture Cos., Inc.+                         5,550              88,522
Stamps.com, Inc.*                                     4,606              87,790
Audiovox Corp. -- Class A*                            6,265              87,209
PetMed Express, Inc.*+                                7,288              76,087
Cost Plus, Inc.*+                                     5,848              70,001
Hancock Fabrics, Inc.*+                              11,353              32,583
                                                                 --------------
TOTAL COMMON STOCKS
  (Cost $32,044,348)                                                 35,447,712
                                                                 --------------

See Notes to Financial Statements.


                                  THE RYDEX SERIES FUNDS SEMI-ANNUAL REPORT | 39

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONCLUDED)               September 30, 2006
--------------------------------------------------------------------------------
  RETAILING FUND
--------------------------------------------------------------------------------

                                                                         MARKET
                                                       FACE               VALUE
                                                     AMOUNT             (NOTE 1)
--------------------------------------------------------------------------------

REPURCHASE AGREEMENTS 0.7%
Repurchase Agreement (Note 5)
  5.00% due 10/02/06                           $    236,933      $      236,933
                                                                 --------------
TOTAL REPURCHASE AGREEMENTS
  (Cost $236,933)                                                       236,933
                                                                 --------------

SECURITIES LENDING COLLATERAL 15.8%
Investment in Securities Lending Short Term
  Investment Portfolio Held by
  U.S. Bancorp (Note 8)                           5,752,120           5,752,120
                                                                 --------------
TOTAL SECURITIES LENDING COLLATERAL
  (Cost $5,752,120)                                                   5,752,120
                                                                 --------------
TOTAL INVESTMENTS 114.0%
  (Cost $38,033,401)                                             $   41,436,765
                                                                 ==============
LIABILITIES IN EXCESS OF OTHER
  ASSETS - (14.0)%                                               $   (5,097,036)
                                                                 ==============
NET ASSETS - 100.0%                                              $   36,339,729

*     NON-INCOME PRODUCING SECURITY.

+     ALL OR A PORTION OF THIS SECURITY IS ON LOAN AT SEPTEMBER 30, 2006 -- SEE
      NOTE 8.

                                              See Notes to Financial Statements.


40 | THE RYDEX SERIES FUNDS SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS (UNAUDITED)                           September 30, 2006
--------------------------------------------------------------------------------
  TECHNOLOGY FUND
--------------------------------------------------------------------------------

                                                                         MARKET
                                                                          VALUE
                                                     SHARES             (NOTE 1)
--------------------------------------------------------------------------------

COMMON STOCKS 99.6%

Microsoft Corp.+                                     71,858      $    1,963,879
Cisco Systems, Inc.*                                 60,767           1,397,641
International Business Machines Corp.                15,415           1,263,105
Intel Corp.                                          60,072           1,235,681
Hewlett-Packard Co.                                  32,223           1,182,262
Oracle Corp.*                                        65,897           1,169,013
Apple Computer, Inc.*+                               13,267           1,021,957
Google, Inc. -- Class A*+                             2,491           1,001,133
Motorola, Inc.                                       38,049             951,225
Texas Instruments, Inc.+                             24,667             820,178
Qualcomm, Inc.                                       22,232             808,133
Dell, Inc.*+                                         33,122             756,506
eBay, Inc.*                                          23,818             675,478
Corning, Inc.*+                                      27,600             673,716
EMC Corp.*                                           50,444             604,319
Symantec Corp.*+                                     28,071             597,351
Applied Materials, Inc.                              33,670             596,969
First Data Corp.+                                    14,202             596,484
Automatic Data Processing, Inc.                      12,271             580,909
Adobe Systems, Inc.*+                                15,270             571,862
Yahoo!, Inc.*+                                       22,407             566,449
Electronic Arts, Inc.*+                               9,209             512,757
Sun Microsystems, Inc.*                              99,683             495,425
Xerox Corp.*                                         27,871             433,673
CA, Inc.+                                            18,229             431,845
Network Appliance, Inc.*                             11,226             415,474
Micron Technology, Inc.*+                            23,825             414,555
Nvidia Corp.*                                        13,954             412,899
Agilent Technologies, Inc.*                          12,570             410,913
Broadcom Corp. -- Class A*+                          13,479             408,953
Paychex, Inc.                                        10,764             396,653
Freescale Semiconductor, Inc. -- Class B*+           10,404             395,456
Electronic Data Systems Corp.+                       15,922             390,407
Advanced Micro Devices, Inc.*+                       15,306             380,354
Intuit, Inc.*                                        11,509             369,324
Cognizant Technology Solutions Corp. -- Class A*      4,956             367,041
SanDisk Corp.*+                                       6,762             362,037
Akamai Technologies, Inc.*+                           7,068             353,329
Juniper Networks, Inc.*+                             20,409             352,668
Lucent Technologies, Inc.*+                         147,752             345,740
Analog Devices, Inc.+                                11,488             337,632
Computer Sciences Corp.*                              6,792             333,623
KLA-Tencor Corp.+                                     7,502             333,614
Linear Technology Corp.+                             10,350             322,092
Fiserv, Inc.*                                         6,791             319,788
Mastercard, Inc.*+                                    4,429             311,580
Autodesk, Inc.*                                       8,909             309,855
Maxim Integrated Products, Inc.+                     10,865             304,981
National Semiconductor Corp.+                        12,920             304,008
NCR Corp.*+                                           7,609             300,403

                                                                         MARKET
                                                                          VALUE
                                                     SHARES             (NOTE 1)
--------------------------------------------------------------------------------

MEMC Electronic Materials, Inc.*+                     8,086      $      296,190
Fidelity National Information Services, Inc.+         7,984             295,408
Xilinx, Inc.                                         13,372             293,515
BEA Systems, Inc.*+                                  18,803             285,806
Altera Corp.*+                                       15,497             284,835
Microchip Technology, Inc.                            8,726             282,897
Jabil Circuit, Inc.+                                  9,845             281,272
Iron Mountain, Inc.*                                  6,452             277,049
Harris Corp.                                          6,225             276,950
Lexmark International, Inc.*                          4,763             274,635
BMC Software, Inc.*                                  10,037             273,207
Amphenol Corp. -- Class A+                            4,365             270,324
Lam Research Corp.*+                                  5,955             269,940
Citrix Systems, Inc.*+                                7,346             265,999
Affiliated Computer Services, Inc. -- Class A*        5,039             261,323
Activision, Inc.*+                                   16,946             255,885
CDW Corp.+                                            4,109             253,443
Salesforce.com, Inc.*+                                7,003             251,268
Total System Services, Inc.+                         10,981             250,696
Avaya, Inc.*+                                        21,836             249,804
Symbol Technologies, Inc.+                           16,693             248,058
Cadence Design Systems, Inc.*                        13,931             236,270
Comverse Technology, Inc.*                           10,966             235,111
DST Systems, Inc.*+                                   3,766             232,249
Molex, Inc.+                                          5,918             230,624
VeriSign, Inc.*                                      11,214             226,523
Alliance Data Systems Corp.*+                         4,026             222,195
Tellabs, Inc.*                                       19,910             218,214
Novellus Systems, Inc.*+                              7,827             216,495
McAfee, Inc.*                                         8,824             215,835
Intersil Corp. -- Class A+                            8,474             208,037
Western Digital Corp.*                               11,453             207,299
Red Hat, Inc.*+                                       9,825             207,111
Integrated Device Technology, Inc.*                  12,850             206,371
AVX Corp.                                            11,359             200,941
Compuware Corp.*                                     25,775             200,787
Ingram Micro, Inc. -- Class A*+                      10,355             198,402
QLogic Corp.*                                        10,484             198,148
Sabre Holdings Corp.                                  8,431             197,201
Reynolds & Reynolds Co. -- Class A                    4,948             195,495
Atmel Corp.*                                         32,175             194,337
Global Payments, Inc.                                 4,413             194,216
JDS Uniphase Corp.*+                                 88,648             194,139
Diebold, Inc.+                                        4,431             192,881
Convergys Corp.*                                      9,245             190,909
CheckFree Corp.*+                                     4,620             190,898
Mettler Toledo International, Inc.*                   2,860             189,189
Cypress Semiconductor Corp.*+                        10,599             188,344
Ceridian Corp.*                                       8,420             188,271
LSI Logic Corp.*+                                    22,852             187,843
Synopsys, Inc.*+                                      9,481             186,965
Arrow Electronics, Inc.*+                             6,728             184,549

See Notes to Financial Statements.


                                  THE RYDEX SERIES FUNDS SEMI-ANNUAL REPORT | 41

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)               September 30, 2006
--------------------------------------------------------------------------------
  TECHNOLOGY FUND
--------------------------------------------------------------------------------

                                                                         MARKET
                                                                          VALUE
                                                     SHARES             (NOTE 1)
--------------------------------------------------------------------------------

Solectron Corp.*+                                    56,127      $      182,974
Avnet, Inc.*+                                         9,318             182,819
Trimble Navigation Ltd.*                              3,834             180,505
Sybase, Inc.*                                         7,401             179,400
Parametric Technology Corp.*                         10,213             178,319
Zebra Technologies Corp. -- Class A*+                 4,950             176,913
Anixter International, Inc.+                          3,094             174,718
Agere Systems, Inc.*                                 11,701             174,696
THQ, Inc.*+                                           5,935             173,124
Hyperion Solutions Corp.*                             5,020             173,090
Gartner, Inc. -- Class A*+                            9,763             171,731
Teradyne, Inc.*+                                     12,939             170,277
Factset Research Systems, Inc.                        3,478             168,926
Tektronix, Inc.                                       5,828             168,604
Polycom, Inc.*+                                       6,871             168,546
Fair Isaac Corp.+                                     4,576             167,344
Varian Semiconductor Equipment Associates, Inc.*      4,536             166,471
Fairchild Semiconductor International, Inc.*          8,895             166,337
Jack Henry & Associates, Inc.+                        7,455             162,295
Flir Systems, Inc.*+                                  5,965             162,009
F5 Networks, Inc.*                                    2,992             160,730
International Rectifier Corp.*+                       4,613             160,717
National Instruments Corp.+                           5,878             160,705
Micros Systems, Inc.*+                                3,284             160,653
Acxiom Corp.                                          6,442             158,860
Vishay Intertechnology, Inc.*                        11,305             158,722
MoneyGram International, Inc.                         5,433             157,883
WebEx Communications, Inc.*+                          3,962             154,597
CommScope, Inc.*+                                     4,628             152,076
ADTRAN, Inc.+                                         6,373             151,932
Filenet Corp.*+                                       4,324             150,605
Novell, Inc.*                                        24,602             150,564
Benchmark Electronics, Inc.*+                         5,573             149,802
Tech Data Corp.*                                      4,099             149,736
Belden CDT, Inc.+                                     3,914             149,632
Internet Security Systems, Inc.*                      5,325             147,822
RF Micro Devices, Inc.*                              19,423             147,226
Ciena Corp.*+                                         5,400             147,138
Hewitt Associates, Inc. -- Class A*                   6,032             146,336
VeriFone Holdings, Inc.*+                             5,090             145,320
Unisys Corp.*                                        25,361             143,543
Avid Technology, Inc.*+                               3,885             141,492
Spansion, Inc.*+                                      8,420             140,361
Avocent Corp.*                                        4,642             139,817
Sanmina-SCI Corp.*                                   37,009             138,414
CACI International, Inc. -- Class A*                  2,514             138,295
Cymer, Inc.*+                                         3,107             136,428
MPS Group, Inc.*+                                     8,973             135,582
ADC Telecommunications, Inc.*                         9,033             135,495

                                                                         MARKET
                                                                          VALUE
                                                     SHARES             (NOTE 1)
--------------------------------------------------------------------------------

Ansys, Inc.*+                                         3,058      $      135,102
Technitrol, Inc.                                      4,526             135,101
Silicon Laboratories, Inc.*+                          4,348             134,875
Andrew Corp.*+                                       14,537             134,177
3Com Corp.*+                                         30,068             132,600
SRA International, Inc. -- Class A*+                  4,310             129,559
NAVTEQ Corp.*+                                        4,953             129,323
Rambus, Inc.*+                                        7,320             127,661
Palm, Inc.*+                                          8,745             127,327
CSG Systems International, Inc.*                      4,805             126,996
Take-Two Interactive Software, Inc.*+                 8,901             126,928
Macrovision Corp.*+                                   5,350             126,742
Imation Corp.                                         3,130             125,670
ATMI, Inc.*                                           4,277             124,332
Itron, Inc.*+                                         2,220             123,876
Cree, Inc.*+                                          6,138             123,435
eFunds Corp.*                                         4,977             120,344
Mentor Graphics Corp.*                                8,515             119,891
Utstarcom, Inc.*+                                    13,512             119,851
j2 Global Communications, Inc.*+                      4,359             118,434
Progress Software Corp.*                              4,531             117,806
Global Imaging Systems, Inc.*                         5,270             116,309
Diodes, Inc.*                                         2,674             115,437
Cognex Corp.                                          4,566             115,337
Rogers Corp.*                                         1,867             115,287
Coherent, Inc.*+                                      3,324             115,210
Wind River Systems, Inc.*+                           10,713             114,736
Quality Systems, Inc.+                                2,950             114,431
Websense, Inc.*+                                      5,289             114,295
Transaction Systems Architects, Inc. -- Class A*      3,301             113,290
Advent Software, Inc.*                                3,110             112,613
Insight Enterprises, Inc.*                            5,460             112,531
Brooks Automation, Inc.*                              8,595             112,165
Kronos, Inc.*                                         3,280             111,815
BISYS Group, Inc.*                                   10,226             111,054
Advanced Energy Industries, Inc.*                     6,340             108,034
Keane, Inc.*+                                         7,420             106,922
Microsemi Corp.*                                      5,606             105,673
Epicor Software Corp.*                                7,854             102,966
Harmonic, Inc.*+                                     13,952             102,547
Dycom Industries, Inc.*+                              4,769             102,534
Comtech Telecommunications Corp.*+                    3,030             101,444
Talx Corp.                                            4,137             101,439
MRO Software, Inc.*                                   3,945             101,268
Digital Insight Corp.*                                3,449             101,125
Lattice Semiconductor Corp.*                         14,776             100,772
Axcelis Technologies, Inc.*                          14,242             100,549
Triquint Semiconductor, Inc.*+                       19,239             100,043
Standard Microsystems Corp.*                          3,462              98,390
Semtech Corp.*                                        7,632              97,384
Paxar Corp.*                                          4,873              97,363

                                              See Notes to Financial Statements.


42 | THE RYDEX SERIES FUNDS SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)               September 30, 2006
--------------------------------------------------------------------------------
  TECHNOLOGY FUND
--------------------------------------------------------------------------------

                                                                         MARKET
                                                                          VALUE
                                                     SHARES             (NOTE 1)
--------------------------------------------------------------------------------

United Online, Inc.                                   7,945      $       96,770
Manhattan Associates, Inc.*                           3,990              96,319
PMC - Sierra, Inc.*                                  16,210              96,287
Park Electrochemical Corp.                            3,034              96,117
Scansource, Inc.*+                                    3,164              95,964
Skyworks Solutions, Inc.*                            18,487              95,948
Micrel, Inc.*                                         9,917              95,104
Littelfuse, Inc.*                                     2,730              94,731
McData Corp. -- Class A*                             18,669              93,905
Brightpoint, Inc.*                                    6,591              93,724
Altiris, Inc.*                                        4,373              92,227
Synaptics, Inc.*+                                     3,758              91,582
Powerwave Technologies, Inc.*                        12,013              91,299
Komag, Inc.*+                                         2,850              91,086
Gateway, Inc.*+                                      48,069              90,850
Electro Scientific Industries, Inc.*                  4,384              90,310
Aeroflex, Inc.*                                       8,763              90,084
FEI Co.*                                              4,250              89,718
Black Box Corp.                                       2,288              89,049
ViaSat, Inc.*                                         3,548              88,984
Newport Corp.*                                        5,452              88,868
Rudolph Technologies, Inc.*                           4,833              88,589
Netgear, Inc.*+                                       4,292              88,372
Cabot Microelectronics Corp.*+                        3,057              88,103
Plantronics, Inc.+                                    5,005              87,738
Power Integrations, Inc.*                             4,460              87,416
DSP Group, Inc.*                                      3,822              87,333
MAXIMUS, Inc.                                         3,343              87,252
Mantech International Corp. -- Class A*               2,634              86,948
Open Solutions, Inc.*                                 3,000              86,430
KEMET Corp.*+                                        10,518              84,880
Kulicke & Soffa Industries, Inc.*                     9,481              83,812
Inter-Tel, Inc.                                       3,866              83,506
Daktronics, Inc.                                      3,987              82,491
Photronics, Inc.*+                                    5,785              81,742
Supertex, Inc.*+                                      2,040              79,295
Veeco Instruments, Inc.*+                             3,890              78,384
Adaptec, Inc.*+                                      17,746              78,260
Gevity HR, Inc.+                                      3,420              77,908
Hutchinson Technology, Inc.*                          3,690              77,601
JDA Software Group, Inc.*                             4,948              76,298
Plexus Corp.*                                         3,970              76,224
Checkpoint Systems, Inc.*                             4,540              74,955
Exar Corp.*                                           5,613              74,597
MTS Systems Corp.                                     2,291              74,091
InfoSpace, Inc.*                                      4,017              74,073
CTS Corp.+                                            5,354              73,778

                                                                         MARKET
                                                                          VALUE
                                                     SHARES             (NOTE 1)
--------------------------------------------------------------------------------

C-COR, Inc.*                                          8,530      $       73,187
Radisys Corp.*                                        3,388              71,995
Radiant Systems, Inc.*                                5,904              71,320
Actel Corp.*                                          4,581              71,235
Symmetricom, Inc.*                                    8,794              70,968
Cohu, Inc.                                            3,912              69,751
Ciber, Inc.*                                         10,509              69,675
Gerber Scientific, Inc.*                              4,514              67,620
LoJack Corp.*                                         3,430              67,194
SPSS, Inc.*                                           2,650              66,065
Sonic Solutions, Inc.*+                               4,332              66,020
Bankrate, Inc.*+                                      2,420              64,275
Agilsys, Inc.                                         4,474              62,815
Digi International, Inc.*                             4,621              62,384
Methode Electronics, Inc. -- Class A                  6,464              61,473
Neoware, Inc.*+                                       4,379              59,511
Pericom Semiconductor Corp.*                          6,082              59,300
PC-Tel, Inc.*                                         5,504              57,792
Bel Fuse, Inc. -- Class B                             1,792              57,505
Ultratech, Inc.*                                      4,278              56,983
Blue Coat Systems, Inc.*                              3,155              56,822
MapInfo Corp.*                                        4,404              56,503
Napster, Inc.*                                       13,164              56,210
Novatel Wireless, Inc.*                               5,808              55,931
Secure Computing Corp.*+                              8,579              54,305
EPIQ Systems, Inc.*+                                  3,660              53,839
Photon Dynamics, Inc.*                                4,000              53,080
Credence Systems Corp.*                              18,352              52,303
X-Rite, Inc.+                                         4,816              51,724
Ditech Networks, Inc.*                                6,575              50,693
Kopin Corp.*                                         14,929              50,012
Captaris, Inc.*                                       8,456              49,552
Mercury Computer Systems, Inc.*                       4,040              47,874
Keithley Instruments, Inc.                            3,614              46,079
Planar Systems, Inc.*                                 3,889              44,140
Startek, Inc.                                         3,414              42,573
Bell Microproducts, Inc.*                             8,083              41,951
Carreker Corp.*                                       6,471              39,732
Network Equipment Technologies, Inc.*                 9,620              39,634
Tollgrade Communications, Inc.*                       4,002              35,818
Phoenix Technologies Ltd.*                            7,891              33,931
Catapult Communications Corp.*                        3,994              33,390
MIVA, Inc.*+                                          9,516              31,403
ESS Technologies, Inc.*                              14,674              13,647
                                                                 --------------
TOTAL COMMON STOCKS
  (Cost $56,063,610)                                                 62,005,472
                                                                 --------------

See Notes to Financial Statements.


                                  THE RYDEX SERIES FUNDS SEMI-ANNUAL REPORT | 43

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONCLUDED)               September 30, 2006
--------------------------------------------------------------------------------
  TECHNOLOGY FUND
--------------------------------------------------------------------------------

                                                                         MARKET
                                                       FACE               VALUE
                                                     AMOUNT             (NOTE 1)
--------------------------------------------------------------------------------

REPURCHASE AGREEMENTS 0.6%
Repurchase Agreement (Note 5)
  5.00% due 10/02/06                           $    346,119      $      346,119
                                                                 --------------
TOTAL REPURCHASE AGREEMENTS
  (Cost $346,119)                                                       346,119
                                                                 --------------

SECURITIES LENDING COLLATERAL 21.8%
Investment in Securities Lending Short Term
  Investment Portfolio Held by
  U.S. Bancorp (Note 8)                          13,562,602          13,562,602
                                                                 --------------
TOTAL SECURITIES LENDING COLLATERAL
  (Cost $13,562,602)                                                 13,562,602
                                                                 --------------
TOTAL INVESTMENTS 122.0%
  (Cost $69,972,331)                                             $   75,914,193
                                                                 ==============
LIABILITIES IN EXCESS OF OTHER
  ASSETS - (22.0)%                                               $  (13,670,762)
                                                                 ==============
NET ASSETS - 100.0%                                              $   62,243,431

*     NON-INCOME PRODUCING SECURITY.

+     ALL OR A PORTION OF THIS SECURITY IS ON LOAN AT SEPTEMBER 30, 2006 -- SEE
      NOTE 8.

                                              See Notes to Financial Statements.


44 | THE RYDEX SERIES FUNDS SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS (UNAUDITED)                           September 30, 2006
--------------------------------------------------------------------------------
  TELECOMMUNICATIONS FUND
--------------------------------------------------------------------------------

                                                                         MARKET
                                                                          VALUE
                                                     SHARES             (NOTE 1)
-------------------------------------------------------------------------------

COMMON STOCKS 99.6%

Cisco Systems, Inc.*                                136,019      $    3,128,437
AT&T, Inc.+                                          90,843           2,957,848
Verizon Communications, Inc.+                        71,802           2,666,008
Vodafone Group, PLC -- SP ADR+                      113,135           2,586,266
BellSouth Corp.                                      54,635           2,335,646
Nokia OYJ -- SP ADR+                                109,364           2,153,377
Motorola, Inc.                                       85,178           2,129,450
Qualcomm, Inc.                                       49,754           1,808,558
Telefonaktiebolaget LM Ericsson -- SP ADR+           51,528           1,775,140
Sprint Nextel Corp.+                                 92,052           1,578,692
Corning, Inc.*                                       61,731           1,506,854
Alltel Corp.+                                        18,991           1,054,001
American Tower Corp. -- Class A*+                    28,254           1,031,271
Qwest Communications International, Inc.*+          117,471           1,024,347
Alcatel SA -- SP ADR+                                81,886             997,372
Juniper Networks, Inc.*+                             45,765             790,819
NII Holdings, Inc. -- Class B*+                      12,657             786,759
Lucent Technologies, Inc.*+                         331,027             774,603
Embarq Corp.                                         14,665             709,346
Crown Castle International Corp.*+                   19,189             676,220
Level 3 Communications, Inc.*+                      115,470             617,765
Harris Corp.                                         13,836             615,564
Avaya, Inc.*+                                        48,925             559,702
CenturyTel, Inc.+                                    13,605             539,710
Citizens Communications Co.                          38,390             538,996
Comverse Technology, Inc.*                           24,594             527,295
Tellabs, Inc.*                                       44,638             489,232
JDS Uniphase Corp.*+                                198,541             434,805
U.S. Cellular Corp.*                                  7,269             433,959
Leap Wireless International, Inc. -- Class B*         8,740             423,803
Polycom, Inc.*+                                      15,345             376,413
SBA Communications Corp.*                            15,270             371,519
Telephone & Data Systems, Inc.                        8,550             359,955
F5 Networks, Inc.*                                    6,700             359,924
CommScope, Inc.*+                                    10,450             343,387
ADTRAN, Inc.+                                        14,231             339,267
Belden CDT, Inc.+                                     8,729             333,710
Ciena Corp.*+                                        12,151             331,103
Avocent Corp.*+                                      10,506             316,441
NeuStar, Inc.*+                                      11,230             311,633
ADC Telecommunications, Inc.*                        20,290             304,350
Andrew Corp.*+                                       32,658             301,433
3Com Corp.*+                                         67,271             296,665
Cincinnati Bell, Inc.*                               59,710             287,802

                                                                         MARKET
                                                                          VALUE
                                                     SHARES             (NOTE 1)
-------------------------------------------------------------------------------

Utstarcom, Inc.*+                                    30,331      $      269,036
Windstream Corp.+                                    19,634             258,972
Commonwealth Telephone Enterprises, Inc.              6,185             255,008
Harmonic, Inc.*                                      31,307             230,106
Dycom Industries, Inc.*+                             10,590             227,685
Comtech Telecommunications Corp.*+                    6,790             227,329
Powerwave Technologies, Inc.*+                       26,977             205,025
Black Box Corp.+                                      5,219             203,123
ViaSat, Inc.*                                         7,996             200,540
Plantronics, Inc.+                                   11,240             197,037
Netgear, Inc.*+                                       9,520             196,017
General Communication, Inc. -- Class A*              15,623             193,569
Inter-Tel, Inc.                                       8,609             185,954
C-COR, Inc.*                                         19,180             164,564
Symmetricom, Inc.*                                   19,615             158,293
Digi International, Inc.*                            10,454             141,129
PC-Tel, Inc.*                                        12,370             129,885
Bel Fuse, Inc. -- Class B                             4,043             129,740
Blue Coat Systems, Inc.*                              7,150             128,772
Ditech Networks, Inc.*                               14,813             114,208
Network Equipment Technologies, Inc.*                21,635              89,136
Tollgrade Communications, Inc.*                       8,989              80,452
                                                                 --------------
TOTAL COMMON STOCKS
  (Cost $40,909,908)                                                 46,271,027
                                                                 --------------

                                                       FACE
                                                     AMOUNT
                                               ------------
REPURCHASE AGREEMENTS 0.6%
Repurchase Agreement (Note 5)
  5.00% due 10/02/06                           $    308,965             308,965
                                                                 --------------
TOTAL REPURCHASE AGREEMENTS
  (Cost $308,965)                                                       308,965
                                                                 --------------

SECURITIES LENDING COLLATERAL 28.3%
Investment in Securities Lending Short Term
  Investment Portfolio Held by
  U.S. Bancorp (Note 8)                          13,138,040          13,138,040
                                                                 --------------
TOTAL SECURITIES LENDING COLLATERAL
  (Cost $13,138,040)                                                 13,138,040
                                                                 --------------
TOTAL INVESTMENTS 128.5%
  (Cost $54,356,913)                                             $   59,718,032
                                                                 ==============
LIABILITIES IN EXCESS OF OTHER
  ASSETS - (28.5)%                                               $  (13,258,783)
                                                                 ==============
NET ASSETS - 100.0%                                              $   46,459,249

*     NON-INCOME PRODUCING SECURITY.

+     ALL OR A PORTION OF THIS SECURITY IS ON LOAN AT SEPTEMBER 30, 2006 -- SEE
      NOTE 8.

      ADR -- AMERICAN DEPOSITORY RECEIPT.

See Notes to Financial Statements.


                                  THE RYDEX SERIES FUNDS SEMI-ANNUAL REPORT | 45

SCHEDULE OF INVESTMENTS (UNAUDITED)                           September 30, 2006
--------------------------------------------------------------------------------
  TRANSPORTATION FUND
--------------------------------------------------------------------------------

                                                                         MARKET
                                                                          VALUE
                                                     SHARES             (NOTE 1)
-------------------------------------------------------------------------------

COMMON STOCKS 99.5%

United Parcel Service, Inc. -- Class B+              38,765      $    2,788,754
FedEx Corp.                                          22,213           2,414,109
Burlington Northern Santa Fe Corp.                   29,494           2,166,039
Union Pacific Corp.+                                 23,390           2,058,320
Norfolk Southern Corp.+                              38,380           1,690,639
Southwest Airlines Co.+                              96,269           1,603,842
CSX Corp.+                                           48,768           1,601,053
Expeditors International Washington, Inc.+           26,834           1,196,260
CH Robinson Worldwide, Inc.+                         24,822           1,106,565
AMR Corp.*+                                          38,196             883,855
US Airways Group, Inc.*+                             17,980             797,053
Laidlaw International, Inc.                          27,100             740,643
Ryder System, Inc.+                                  14,052             726,207
J.B. Hunt Transport Services, Inc.+                  34,232             710,999
Continental Airlines, Inc. -- Class B*+              23,585             667,691
Landstar System, Inc.+                               15,366             656,128
UAL Corp.*                                           24,505             651,098
Kansas City Southern*+                               22,660             618,845
Alexander & Baldwin, Inc.+                           13,753             610,221
YRC Worldwide, Inc.*+                                16,056             594,714
Con-way, Inc.                                        12,988             582,122
SkyWest, Inc.+                                       22,032             540,225
Alaska Air Group, Inc.*+                             13,784             524,343
Werner Enterprises, Inc.+                            27,050             506,106
Heartland Express, Inc.+                             32,237             505,476
Swift Transportation Co., Inc.*+                     21,079             499,994
Kirby Corp.*                                         15,879             497,489
JetBlue Airways Corp.*+                              52,003             482,068
Knight Transportation, Inc.+                         28,340             480,363
EGL, Inc.*                                           12,343             449,779
Arkansas Best Corp.                                   9,752             419,629
Old Dominion Freight Line, Inc.*                     13,690             411,111
Forward Air Corp.+                                   12,092             400,124
HUB Group, Inc. -- Class A*+                         17,557             399,948
AirTran Holdings, Inc.*+                             33,978             337,062
Frontier Airlines Holdings, Inc.*+                   30,969             255,494
Mesa Air Group, Inc.*+                               26,334             204,352
                                                                 --------------
TOTAL COMMON STOCKS
  (Cost $25,468,553)                                                 31,778,720
                                                                 --------------

                                                                         MARKET
                                                       FACE               VALUE
                                                     AMOUNT             (NOTE 1)
-------------------------------------------------------------------------------

REPURCHASE AGREEMENTS 0.6%
Repurchase Agreement (Note 5)
  5.00% due 10/02/06                           $    185,264      $      185,264
                                                                 --------------
TOTAL REPURCHASE AGREEMENTS
  (Cost $185,264)                                                       185,264
                                                                 --------------

SECURITIES LENDING COLLATERAL 32.0%
Investment in Securities Lending Short Term
  Investment Portfolio Held by
  U.S. Bancorp (Note 8)                          10,213,425          10,213,425
                                                                 --------------
TOTAL SECURITIES LENDING COLLATERAL
  (Cost $10,213,425)                                                 10,213,425
                                                                 --------------
TOTAL INVESTMENTS 132.1%
  (Cost $35,867,242)                                             $   42,177,409
                                                                 ==============
LIABILITIES IN EXCESS OF OTHER ASSETS - (32.1)%                  $  (10,244,609)
                                                                 ==============
NET ASSETS - 100.0%                                              $   31,932,800

*     NON-INCOME PRODUCING SECURITY.

+     ALL OR A PORTION OF THIS SECURITY IS ON LOAN AT SEPTEMBER 30, 2006 -- SEE
      NOTE 8.

                                              See Notes to Financial Statements.


46 | THE RYDEX SERIES FUNDS SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS (UNAUDITED)                           September 30, 2006
--------------------------------------------------------------------------------
  UTILITIES FUND
--------------------------------------------------------------------------------

                                                                         MARKET
                                                                          VALUE
                                                     SHARES             (NOTE 1)
-------------------------------------------------------------------------------

COMMON STOCKS 99.5%

Exelon Corp.+                                        30,937      $    1,872,926
TXU Corp.                                            25,066           1,567,126
Duke Energy Corp.                                    50,735           1,532,197
Southern Co.+                                        43,455           1,497,459
Dominion Resources, Inc.+                            19,419           1,485,359
FPL Group, Inc.+                                     28,176           1,267,920
FirstEnergy Corp.+                                   22,243           1,242,494
Entergy Corp.                                        15,512           1,213,504
PG&E Corp.+                                          26,798           1,116,137
American Electric Power Co., Inc.                    30,616           1,113,504
AES Corp.*+                                          53,923           1,099,490
Edison International+                                26,104           1,086,971
Sempra Energy+                                       21,564           1,083,591
Public Service Enterprise Group, Inc.+               17,599           1,076,883
PPL Corp.+                                           30,961           1,018,617
Progress Energy, Inc.+                               21,918             994,639
Consolidated Edison, Inc.+                           21,174             978,239
Constellation Energy Group, Inc.                     16,335             967,032
Ameren Corp.+                                        18,149             958,086
Xcel Energy, Inc.+                                   41,453             856,004
Mirant Corp.*                                        30,228             825,527
DTE Energy Co.+                                      18,861             782,920
KeySpan Corp.+                                       18,798             773,350
Allegheny Energy, Inc.*                              18,946             761,061
Questar Corp.+                                        9,261             757,272
NiSource, Inc.                                       31,902             693,549
NRG Energy, Inc.*+                                   15,177             687,518
Wisconsin Energy Corp.                               15,419             665,176
CenterPoint Energy, Inc.+                            45,060             645,259
Pinnacle West Capital Corp.+                         14,256             642,233
Oneok, Inc.+                                         16,714             631,622
SCANA Corp.+                                         15,643             629,944
Pepco Holdings, Inc.+                                25,686             620,831
Equitable Resources, Inc.+                           17,146             599,767
Alliant Energy Corp.+                                16,667             595,512
NSTAR+                                               17,451             582,165
Northeast Utilities                                  24,615             572,791
Reliant Energy, Inc.*+                               45,634             561,755
MDU Resources Group, Inc.+                           24,525             547,888
CMS Energy Corp.*+                                   37,258             538,006
Energy East Corp.+                                   22,387             531,020
TECO Energy, Inc.                                    33,733             527,921
OGE Energy Corp.+                                    14,537             524,931
Energen Corp.                                        12,530             524,631
DPL, Inc.+                                           19,212             521,029
National Fuel Gas Co.+                               13,991             508,573
Sierra Pacific Resources*+                           34,146             489,654
Southern Union Co.                                   18,296             483,197
Puget Energy, Inc.                                   20,943             476,034
Aqua America, Inc.+                                  21,682             475,703

                                                                         MARKET
                                                                          VALUE
                                                     SHARES             (NOTE 1)
-------------------------------------------------------------------------------

Great Plains Energy, Inc.+                           15,200      $      471,504
AGL Resources, Inc.+                                 12,916             471,434
UGI Corp.                                            18,691             456,995
Atmos Energy Corp.+                                  15,340             437,957
Westar Energy, Inc.+                                 18,308             430,421
Dynegy, Inc. -- Class A*                             76,672             424,763
WPS Resources Corp.+                                  8,429             418,331
Hawaiian Electric Industries, Inc.+                  15,433             417,617
PNM Resources, Inc.                                  14,956             412,337
Vectren Corp.+                                       15,060             404,361
Piedmont Natural Gas Co.+                            15,900             402,429
Nicor, Inc.+                                          9,291             397,283
Duquesne Light Holdings, Inc.+                       19,655             386,417
IDACORP, Inc.+                                       10,087             381,389
Peoples Energy Corp.+                                 9,290             377,638
Aquila, Inc.*                                        85,034             368,197
WGL Holdings, Inc.+                                  11,714             367,117
New Jersey Resources Corp.+                           7,026             346,382
Southwest Gas Corp.+                                 10,202             339,931
Cleco Corp.+                                         13,282             335,238
Unisource Energy Corp.+                               9,624             320,768
Allete, Inc.+                                         7,234             314,317
El Paso Electric Co.*                                14,031             313,453
Avista Corp.                                         13,207             312,742
Northwest Natural Gas Co.                             7,765             305,009
Black Hills Corp.+                                    8,878             298,390
UIL Holding Corp.                                     7,675             287,812
South Jersey Industries, Inc.                         9,270             277,266
CH Energy Group, Inc.                                 5,204             267,850
Laclede Group, Inc.                                   7,105             227,928
                                                                 --------------
TOTAL COMMON STOCKS
  (Cost $47,122,611)                                                 53,178,293
                                                                 --------------

                                                       FACE
                                                     AMOUNT
                                               ------------
REPURCHASE AGREEMENTS 0.8%
Repurchase Agreement (Note 5)
  5.00% due 10/02/06                           $    411,727      $      411,727
                                                                 --------------
TOTAL REPURCHASE AGREEMENTS
  (Cost $411,727)                                                       411,727
                                                                 --------------

SECURITIES LENDING COLLATERAL 31.6%
Investment in Securities Lending Short Term
  Investment Portfolio Held by
  U.S. Bancorp (Note 8)                          16,888,517          16,888,517
                                                                 --------------
TOTAL SECURITIES LENDING COLLATERAL
  (Cost $16,888,517)                                                 16,888,517
                                                                 --------------
TOTAL INVESTMENTS 131.9%
  (Cost $64,422,855)                                             $   70,478,537
                                                                 ==============
LIABILITIES IN EXCESS OF OTHER
  ASSETS - (31.9)%                                               $  (17,031,949)
                                                                 ==============
NET ASSETS - 100.0%                                              $   53,446,588

*     NON-INCOME PRODUCING SECURITY.

+     ALL OR A PORTION OF THIS SECURITY IS ON LOAN AT SEPTEMBER 30, 2006 -- SEE
      NOTE 8.

See Notes to Financial Statements.


                                  THE RYDEX SERIES FUNDS SEMI-ANNUAL REPORT | 47

STATEMENTS OF ASSETS AND LIABILITIES (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                       BASIC              BIO-
                                                                   BANKING         MATERIALS        TECHNOLOGY       COMMODITIES
                                                                      FUND              FUND              FUND              FUND
--------------------------------------------------------------------------------------------------------------------------------
ASSETS
Securities at Value* (Notes 1, 2, 5 and 8)                  $   12,740,118    $   29,859,939    $  132,942,929    $   55,937,052
Cash                                                                    --                --                --                --
Receivable for Equity Index Swap Settlement (Note 1)                    --                --                --               655
Receivable for Securities Sold (Note 1)                            251,323           932,249           795,741                --
Receivable for Fund Shares Purchased                               396,621           114,054            71,759           198,442
Investment Income Receivable (Note 1)                               19,307            31,588               246            15,840
--------------------------------------------------------------------------------------------------------------------------------
   TOTAL ASSETS                                                 13,407,369        30,937,830       133,810,675        56,151,989
================================================================================================================================

LIABILITIES
Payable for Equity Index Swap Settlement (Note 1)                       --                --                --         5,651,495
Payable upon Return of Securities Loaned (Note 8)                2,048,265         5,210,882        36,179,253                --
Payable for Securities Purchased (Note 1)                          176,443                --                --        10,800,000
Liability for Fund Shares Redeemed                                 433,922         1,071,860           938,270           191,947
Investment Advisory Fees Payable (Note 3)                            7,878            19,312            70,620            15,299
Transfer Agent and Administrative Fees Payable (Note 3)              2,317             5,680            20,771             8,772
Distribution and Service Fees Payable (Note 3)                         852             2,536             2,216             3,355
Portfolio Accounting Fees Payable (Note 3)                             927             2,272             8,308             3,509
Custody Fees Payable                                                   422               680             2,169               842
Cash Due to Custodian Bank                                              --                --                --                --
Other Liabilities                                                    4,930            13,048            41,314            18,927
--------------------------------------------------------------------------------------------------------------------------------
   TOTAL LIABILITIES                                             2,675,956         6,326,270        37,262,921        16,694,146
================================================================================================================================
NET ASSETS                                                  $   10,731,413    $   24,611,560    $   96,547,754    $   39,457,843
================================================================================================================================

NET ASSETS CONSIST OF
Paid-In Capital                                                 54,099,821        41,416,663       248,877,722        47,663,560
Undistributed Net Investment Income (Loss)                         113,553           277,181          (706,561)         (237,641)
Accumulated Net Realized Loss on Investments and
   Commodity Index Swaps                                       (45,194,389)      (23,670,168)     (192,272,144)       (8,029,460)
Net Unrealized Appreciation on Investments                       1,712,428         6,587,884        40,648,737            61,384
================================================================================================================================
NET ASSETS                                                  $   10,731,413    $   24,611,560    $   96,547,754    $   39,457,843
================================================================================================================================
   Investor Class                                           $    5,601,280    $   12,009,972    $   83,115,421    $          N/A
   Advisor Class                                                 3,108,059         4,407,876         9,032,593               N/A
   A-Class                                                         371,175         1,717,005         1,373,352         4,772,444
   C-Class                                                       1,650,899         6,476,707         3,026,388         3,520,028
   H-Class                                                             N/A               N/A               N/A        31,165,371
SHARES OUTSTANDING
   Investor Class                                                  498,627           353,270         3,901,711               N/A
   Advisor Class                                                   292,835           134,530           444,152               N/A
   A-Class                                                          34,746            52,081            67,278           197,719
   C-Class                                                         156,959           201,438           150,313           147,388
   H-Class                                                             N/A               N/A               N/A         1,291,324
NET ASSET VALUES
   Investor Class                                           $        11.23    $        34.00    $        21.30               N/A
   Advisor Class                                                     10.61             32.76             20.34               N/A
   A-Class                                                           10.68             32.97             20.41    $        24.14
   A-Class Maximum Offering Price**                                  11.21             34.61             21.43             25.34
   C-Class                                                           10.52             32.15             20.13             23.88
   H-Class                                                             N/A               N/A               N/A             24.13

 *    THE COST OF SECURITIES AT VALUE IS $11,027,690, $23,272,055, $92,294,192,
      $55,875,668, $89,414,713, $30,709,305, $100,003,390, $112,638,618,
      $69,756,967, $102,156,408, $24,808,988, AND $22,347,982, RESPECTIVELY.

**    NET ASSET VALUE ADJUSTED FOR SALES CHARGE OF 4.75% OF OFFERING PRICE.

                                              See Notes to Financial Statements.


48 | THE RYDEX SERIES FUNDS SEMI-ANNUAL REPORT

                                                              September 30, 2006
--------------------------------------------------------------------------------

                                                                  CONSUMER                                                ENERGY
                                                                  PRODUCTS       ELECTRONICS            ENERGY          SERVICES
                                                                      FUND              FUND              FUND              FUND
--------------------------------------------------------------------------------------------------------------------------------
ASSETS
Securities at Value* (Notes 1, 2, 5 and 8)                  $   96,488,515    $   42,971,482    $  133,577,021    $  161,621,438
Cash                                                                    --                --                --                --
Receivable for Equity Index Swap Settlement (Note 1)                    --                --                --                --
Receivable for Securities Sold (Note 1)                          4,813,612                --                --                --
Receivable for Fund Shares Purchased                             1,961,532         3,422,176         3,342,509         8,481,573
Investment Income Receivable (Note 1)                              169,747             1,751            41,967            56,136
--------------------------------------------------------------------------------------------------------------------------------
   TOTAL ASSETS                                                103,433,406        46,395,409       136,961,497       170,159,147
================================================================================================================================

LIABILITIES
Payable for Equity Index Swap Settlement (Note 1)                       --                --                --                --
Payable upon Return of Securities Loaned (Note 8)               18,076,874         7,956,583        27,903,856        32,381,122
Payable for Securities Purchased (Note 1)                               --         2,583,024                --         4,894,663
Liability for Fund Shares Redeemed                               6,832,244         1,038,874         3,712,257         3,458,292
Investment Advisory Fees Payable (Note 3)                           56,954            26,047            85,019           106,799
Transfer Agent and Administrative Fees Payable (Note 3)             16,751             7,661            25,006            31,412
Distribution and Service Fees Payable (Note 3)                       4,367             1,936             7,751             9,006
Portfolio Accounting Fees Payable (Note 3)                           6,700             3,064            10,002            12,565
Custody Fees Payable                                                 1,645             1,837             4,384             4,711
Cash Due to Custodian Bank                                              --                --                --                --
Other Liabilities                                                   20,132            14,688            54,505            80,490
--------------------------------------------------------------------------------------------------------------------------------
   TOTAL LIABILITIES                                            25,015,667        11,633,714        31,802,780        40,979,060
================================================================================================================================
NET ASSETS                                                  $   78,417,739    $   34,761,695    $  105,158,717    $  129,180,087
================================================================================================================================

NET ASSETS CONSIST OF
Paid-In Capital                                                 89,180,347       190,845,122        76,328,221       159,663,467
Undistributed Net Investment Income (Loss)                         249,055          (188,365)         (217,485)       (1,271,798)
Accumulated Net Realized Loss on Investments and
   Commodity Index Swaps                                       (18,085,465)     (168,157,239)       (4,525,650)      (78,194,402)
Net Unrealized Appreciation on Investments                       7,073,802        12,262,177        33,573,631        48,982,820
================================================================================================================================
NET ASSETS                                                  $   78,417,739    $   34,761,695    $  105,158,717    $  129,180,087
================================================================================================================================
   Investor Class                                           $   49,559,859    $   26,082,561    $   67,628,908    $   84,629,129
   Advisor Class                                                18,792,725         3,875,715        14,819,726        14,034,076
   A-Class                                                       2,638,711           203,883         4,743,574         7,584,467
   C-Class                                                       7,426,444         4,599,536        17,966,509        22,932,415
   H-Class                                                             N/A               N/A               N/A               N/A
SHARES OUTSTANDING
   Investor Class                                                1,475,570         2,136,099         3,248,036         2,076,956
   Advisor Class                                                   580,923           331,739           738,068           357,811
   A-Class                                                          81,177            17,340           235,065           192,244
   C-Class                                                         233,304           397,928           911,752           593,552
   H-Class                                                             N/A               N/A               N/A               N/A
NET ASSET VALUES
   Investor Class                                           $        33.59    $        12.21    $        20.82    $        40.75
   Advisor Class                                                     32.35             11.68             20.08             39.22
   A-Class                                                           32.51             11.76             20.18             39.45
   A-Class Maximum Offering Price**                                  34.13             12.35             21.19             41.42
   C-Class                                                           31.83             11.56             19.71             38.64
   H-Class                                                             N/A               N/A               N/A               N/A

                                                                 FINANCIAL            HEALTH
                                                                  SERVICES              CARE          INTERNET           LEISURE
                                                                      FUND              FUND              FUND              FUND
--------------------------------------------------------------------------------------------------------------------------------
ASSETS
Securities at Value* (Notes 1, 2, 5 and 8)                  $   74,776,673    $  115,478,669    $   28,093,319    $   24,637,707
Cash                                                                 1,184                --                --                --
Receivable for Equity Index Swap Settlement (Note 1)                    --                --                --                --
Receivable for Securities Sold (Note 1)                                 --         4,638,544           441,538           550,135
Receivable for Fund Shares Purchased                             1,635,312           327,258            10,616            80,798
Investment Income Receivable (Note 1)                               89,661            47,295                33             2,431
--------------------------------------------------------------------------------------------------------------------------------
   TOTAL ASSETS                                                 76,502,830       120,491,766        28,545,506        25,271,071
================================================================================================================================

LIABILITIES
Payable for Equity Index Swap Settlement (Note 1)                       --                --                --                --
Payable upon Return of Securities Loaned (Note 8)               12,613,797        18,361,298         4,594,096         4,158,360
Payable for Securities Purchased (Note 1)                          947,154                --                --                --
Liability for Fund Shares Redeemed                               1,051,081         4,812,776           389,546           409,756
Investment Advisory Fees Payable (Note 3)                           39,377            68,662            19,274            10,055
Transfer Agent and Administrative Fees Payable (Note 3)             11,582            20,195             5,669             2,957
Distribution and Service Fees Payable (Note 3)                       4,248             6,415               892               869
Portfolio Accounting Fees Payable (Note 3)                           4,633             8,078             2,268             1,183
Custody Fees Payable                                                 1,165             1,997               605               511
Cash Due to Custodian Bank                                              --                --                --           118,500
Other Liabilities                                                   15,650            28,906             5,688             5,085
--------------------------------------------------------------------------------------------------------------------------------
   TOTAL LIABILITIES                                            14,688,687        23,308,327         5,018,038         4,707,276
================================================================================================================================
NET ASSETS                                                  $   61,814,143    $   97,183,439    $   23,527,468    $   20,563,795
================================================================================================================================

NET ASSETS CONSIST OF
Paid-In Capital                                                101,322,176       117,714,081        58,684,286        38,571,445
Undistributed Net Investment Income (Loss)                         234,683          (186,103)          (76,072)          (60,920)
Accumulated Net Realized Loss on Investments and
   Commodity Index Swaps                                       (44,762,422)      (33,666,800)      (38,365,077)      (20,236,455)
Net Unrealized Appreciation on Investments                       5,019,706        13,322,261         3,284,331         2,289,725
================================================================================================================================
NET ASSETS                                                  $   61,814,143    $   97,183,439    $   23,527,468    $   20,563,795
================================================================================================================================
   Investor Class                                           $   31,351,015    $   53,340,752    $   19,702,942    $   14,582,445
   Advisor Class                                                25,780,737        36,965,487         2,682,293         4,822,949
   A-Class                                                       1,140,076           888,850           140,797            81,290
   C-Class                                                       3,542,315         5,988,350         1,001,436         1,077,111
   H-Class                                                             N/A               N/A               N/A               N/A
SHARES OUTSTANDING
   Investor Class                                                2,299,420         3,657,241           526,924           459,549
   Advisor Class                                                 1,953,728         2,648,666            74,260           159,229
   A-Class                                                          86,131            63,417             3,879             2,674
   C-Class                                                         273,575           434,918            28,241            35,783
   H-Class                                                             N/A               N/A               N/A               N/A
NET ASSET VALUES
   Investor Class                                           $        13.63    $        14.58    $        37.39    $        31.73
   Advisor Class                                                     13.20             13.96             36.12             30.29
   A-Class                                                           13.24             14.02             36.30             30.40
   A-Class Maximum Offering Price**                                  13.90             14.72             38.11             31.92
   C-Class                                                           12.95             13.77             35.46             30.10
   H-Class                                                             N/A               N/A               N/A               N/A

See Notes to Financial Statements.


                                  THE RYDEX SERIES FUNDS SEMI-ANNUAL REPORT | 49

STATEMENTS OF ASSETS AND LIABILITIES (UNAUDITED) (CONCLUDED)
--------------------------------------------------------------------------------

                                                               PRECIOUS             REAL
                                                                 METALS           ESTATE       RETAILING       TECHNOLOGY
                                                                   FUND             FUND            FUND             FUND
-------------------------------------------------------------------------------------------------------------------------
ASSETS
Securities at Value* (Notes 1, 2, 5 and 8)                $ 253,931,274    $  76,232,355   $  41,436,765    $  75,914,193
Receivable for Securities Sold (Note 1)                              --        2,169,040              --        9,088,304
Receivable for Fund Shares Purchased                          5,663,738        2,672,425       5,375,002          368,056
Investment Income Receivable (Note 1)                            11,587          222,639           9,091            7,174
-------------------------------------------------------------------------------------------------------------------------
  TOTAL ASSETS                                              259,606,599       81,296,459      46,820,858       85,377,727
=========================================================================================================================

LIABILITIES
Payable upon Return of Securities Loaned (Note 8)            68,651,694       15,912,302       5,752,120       13,562,602
Payable for Securities Purchased (Note 1)                     2,378,114               --       1,233,850               --
Liability for Fund Shares Redeemed                            2,887,792        4,918,928       3,467,908        9,499,316
Investment Advisory Fees Payable (Note 3)                       127,137           35,502          13,946           38,170
Transfer Agent and Administrative Fees Payable (Note 3)          42,379           10,442           4,102           11,226
Distribution and Service Fees Payable (Note 3)                    7,952            5,134           1,444            3,872
Portfolio Accounting Fees Payable (Note 3)                       16,952            4,177           1,641            4,491
Custody Fees Payable                                              4,400            1,207             885            1,174
Other Liabilities                                                86,165           13,640           5,233           13,445
-------------------------------------------------------------------------------------------------------------------------
  TOTAL LIABILITIES                                          74,202,585       20,901,332      10,481,129       23,134,296
=========================================================================================================================
NET ASSETS                                                $ 185,404,014    $  60,395,127   $  36,339,729    $  62,243,431
=========================================================================================================================

NET ASSETS CONSIST OF
Paid-In Capital                                             180,411,312       56,992,615      69,386,071      137,542,943
Undistributed Net Investment Income (Loss)                     (259,325)         251,814         (29,740)        (168,275)
Accumulated Net Realized Gain (Loss) on Investments         (76,545,208)      (2,756,685)    (36,419,966)     (81,073,099)
Net Unrealized Appreciation on Investments                   81,797,235        5,907,383       3,403,364        5,941,862
=========================================================================================================================
NET ASSETS                                                $ 185,404,014    $  60,395,127   $  36,339,729    $  62,243,431
=========================================================================================================================
  Investor Class                                          $ 146,507,743              N/A   $  28,398,423    $  36,423,432
  Advisor Class                                              11,073,214              N/A       4,844,546       23,568,157
  A-Class                                                     5,462,386    $     444,536         160,022          121,359
  C-Class                                                    22,360,671        4,962,707       2,936,738        2,130,483
  H-Class                                                           N/A       54,987,884             N/A              N/A
SHARES OUTSTANDING
  Investor Class                                              2,979,052              N/A       2,125,242        3,098,851
  Advisor Class                                                 228,525              N/A         374,915        2,079,027
  A-Class                                                       112,164           11,623          12,332           10,685
  C-Class                                                       478,734          132,207         232,532          190,416
  H-Class                                                           N/A        1,438,569             N/A              N/A
NET ASSET VALUES
  Investor Class                                          $       49.18              N/A   $       13.36    $       11.75
  Advisor Class                                                   48.46              N/A           12.92            11.34
  A-Class                                                         48.70    $       38.25           12.98            11.36
  A-Class Maximum Offering Price**                                51.13            40.16           13.63            11.93
  C-Class                                                         46.71            37.54           12.63            11.19
  H-Class                                                           N/A            38.22             N/A              N/A

*     THE COST OF SECURITIES AT VALUE IS $172,134,039, $70,324,972, $38,033,401,
      $69,972,331, $54,356,913, $35,867,242, AND $64,422,855, RESPECTIVELY.

**    NET ASSET VALUE ADJUSTED FOR SALES CHARGE OF 4.75% OF OFFERING PRICE.

                                              See Notes to Financial Statements.


50 | THE RYDEX SERIES FUNDS SEMI-ANNUAL REPORT

                                                              September 30, 2006
--------------------------------------------------------------------------------

                                                               TELECOM-
                                                            MUNICATIONS   TRANSPORTATION       UTILITIES
                                                                   FUND             FUND            FUND
--------------------------------------------------------------------------------------------------------
ASSETS
Securities at Value* (Notes 1, 2, 5 and 8)                $  59,718,032    $  42,177,409   $  70,478,537
Receivable for Securities Sold (Note 1)                       8,080,387          997,957       4,940,667
Receivable for Fund Shares Purchased                            452,915        4,283,665         849,833
Investment Income Receivable (Note 1)                            22,355           19,682         156,764
--------------------------------------------------------------------------------------------------------
  TOTAL ASSETS                                               68,273,689       47,478,713      76,425,801
========================================================================================================

LIABILITIES
Payable upon Return of Securities Loaned (Note 8)            13,138,040       10,213,425      16,888,517
Payable for Securities Purchased (Note 1)                            --               --              --
Liability for Fund Shares Redeemed                            8,626,785        5,282,896       5,994,968
Investment Advisory Fees Payable (Note 3)                        25,948           20,192          48,852
Transfer Agent and Administrative Fees Payable (Note 3)           7,632            5,939          14,368
Distribution and Service Fees Payable (Note 3)                    1,782            2,687           3,345
Portfolio Accounting Fees Payable (Note 3)                        3,053            2,376           5,747
Custody Fees Payable                                                875              836           1,867
Other Liabilities                                                10,325           17,562          21,549
--------------------------------------------------------------------------------------------------------
  TOTAL LIABILITIES                                          21,814,440       15,545,913      22,979,213
========================================================================================================
NET ASSETS                                                $  46,459,249    $  31,932,800   $  53,446,588
========================================================================================================

NET ASSETS CONSIST OF
Paid-In Capital                                              83,556,937       48,728,533      55,365,671
Undistributed Net Investment Income (Loss)                      206,017         (181,827)        670,155
Accumulated Net Realized Gain (Loss) on Investments         (42,664,824)     (22,924,073)     (8,644,920)
Net Unrealized Appreciation on Investments                    5,361,119        6,310,167       6,055,682
========================================================================================================
NET ASSETS                                                $  46,459,249    $  31,932,800   $  53,446,588
========================================================================================================
  Investor Class                                          $  35,358,506    $  16,532,814   $  35,669,477
  Advisor Class                                               7,555,688        6,444,371       8,160,186
  A-Class                                                       306,729        2,907,957       2,518,973
  C-Class                                                     3,238,326        6,047,658       7,097,952
  H-Class                                                           N/A              N/A             N/A
SHARES OUTSTANDING
  Investor Class                                              2,032,385          624,199       1,307,344
  Advisor Class                                                 451,613          258,004         310,149
  A-Class                                                        18,308          115,788          95,211
  C-Class                                                       196,286          239,329         278,012
  H-Class                                                           N/A              N/A             N/A
NET ASSET VALUES
  Investor Class                                          $       17.40    $       26.49   $       27.28
  Advisor Class                                                   16.73            24.98           26.31
  A-Class                                                         16.75            25.11           26.46
  A-Class Maximum Offering Price**                                17.59            26.36           27.78
  C-Class                                                         16.50            25.27           25.53
  H-Class                                                           N/A              N/A             N/A

See Notes to Financial Statements.


                                  THE RYDEX SERIES FUNDS SEMI-ANNUAL REPORT | 51

STATEMENTS OF OPERATIONS (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                       BASIC              BIO-
                                                                   BANKING         MATERIALS        TECHNOLOGY       COMMODITIES
                                                                      FUND              FUND              FUND              FUND
--------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
Interest (Note 1)                                           $        2,205    $        3,877    $       12,800    $    1,237,343
Interest from Securities Lending, net (Note 8)                         702             5,191            30,711                --
Dividends, Net of Foreign Tax Withheld* (Note 1)                   182,007           398,095             4,444                --
Other Income                                                            --                --                --                --
--------------------------------------------------------------------------------------------------------------------------------
   Total Income                                                    184,914           407,163            47,955         1,237,343
--------------------------------------------------------------------------------------------------------------------------------

EXPENSES
Investment Advisory Fees (Note 3)                                   52,676           152,304           433,533           184,655
Transfer Agent and Administrative Fees (Note 3)                     15,493            44,795           127,510            61,552
Distribution & Service Fees (Note 3):
   Advisor Class                                                     8,069            18,015            30,929                --
   A-Class                                                             272             2,658             3,281             6,614
   C-Class                                                           7,792            39,298            20,900            21,177
   H-Class                                                              --                --                --            49,643
Portfolio Accounting Fees (Note 3)                                   6,197            17,918            51,004            24,621
Trustees' Fees**                                                       398             1,353             4,122             1,600
Custody Fees                                                         2,493             6,607            15,955             5,780
Miscellaneous                                                        8,278            23,733            67,282            32,868
--------------------------------------------------------------------------------------------------------------------------------
   Total Expenses                                                  101,668           306,681           754,516           388,510
--------------------------------------------------------------------------------------------------------------------------------
Less Tax Expense Reimbursed by Advisor (Note 4)                         --                --                --           (64,988)
--------------------------------------------------------------------------------------------------------------------------------
Net Expenses                                                       101,668           306,681           754,516           323,522
--------------------------------------------------------------------------------------------------------------------------------
Net Investment Income (Loss)                                        83,246           100,482          (706,561)          913,821
================================================================================================================================

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS (NOTE 1)
Net Realized Gain (Loss) on:
Investment Securities                                             (654,792)         (364,499)        7,092,756                --
Commodity Index Swaps                                                   --                --                --        (7,624,978)
--------------------------------------------------------------------------------------------------------------------------------
   Total Net Realized Gain (Loss)                                 (654,792)         (364,499)        7,092,756        (7,624,978)
--------------------------------------------------------------------------------------------------------------------------------
Net Change in Unrealized Appreciation (Depreciation) on:
Investment Securities                                              490,963        (2,181,031)      (19,205,434)           61,384
Commodity Index Swaps                                                   --                --                --        (1,151,462)
--------------------------------------------------------------------------------------------------------------------------------
Net Change in Unrealized Appreciation (Depreciation)               490,963        (2,181,031)      (19,205,434)       (1,090,078)
--------------------------------------------------------------------------------------------------------------------------------
Net Gain (Loss) on Investments                                    (163,829)       (2,545,530)      (12,112,678)       (8,715,056)
--------------------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS       $      (80,583)   $   (2,445,048)   $  (12,819,239)   $   (7,801,235)
================================================================================================================================

 *    FOREIGN TAX WITHHELD OF $237, $0, $0, $0, $0, $0, $33,189, $0, $256, $0,
      $0, AND $0 RESPECTIVELY.

**    RELATES TO TRUSTEES NOT DEEMED "INTERESTED PERSONS" WITHIN THE MEANING OF
      SECTION 2(a)(19) OF THE 1940 ACT.

                                              See Notes to Financial Statements.


52 | THE RYDEX SERIES FUNDS SEMI-ANNUAL REPORT

                                                 Period Ended September 30, 2006
--------------------------------------------------------------------------------

                                                                  CONSUMER                                                ENERGY
                                                                  PRODUCTS       ELECTRONICS            ENERGY          SERVICES
                                                                      FUND              FUND              FUND              FUND
--------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
Interest (Note 1)                                           $        8,597    $        6,539    $       20,884    $       33,718
Interest from Securities Lending, net (Note 8)                       3,566             2,756             9,887            20,178
Dividends, Net of Foreign Tax Withheld* (Note 1)                   509,505           102,631           838,771           388,017
Other Income                                                            --             3,224                --                --
--------------------------------------------------------------------------------------------------------------------------------
   Total Income                                                    521,668           115,150           869,542           441,913
--------------------------------------------------------------------------------------------------------------------------------

EXPENSES
Investment Advisory Fees (Note 3)                                  185,977           158,072           570,836           916,854
Transfer Agent and Administrative Fees (Note 3)                     54,699            46,492           167,893           269,663
Distribution & Service Fees (Note 3):
   Advisor Class                                                    21,342            17,422            45,404            82,086
   A-Class                                                           2,269             1,356             5,259            10,241
   C-Class                                                          20,216            26,844           113,460           146,614
   H-Class                                                              --                --                --                --
Portfolio Accounting Fees (Note 3)                                  21,880            18,597            67,157           107,473
Trustees' Fees**                                                     1,079             1,540             4,889             7,866
Custody Fees                                                         5,390             8,697            22,998            29,768
Miscellaneous                                                       29,552            24,495            89,131           143,146
--------------------------------------------------------------------------------------------------------------------------------
   Total Expenses                                                  342,404           303,515         1,087,027         1,713,711
--------------------------------------------------------------------------------------------------------------------------------
Less Tax Expense Reimbursed by Advisor (Note 4)                         --                --                --                --
--------------------------------------------------------------------------------------------------------------------------------
Net Expenses                                                       342,404           303,515         1,087,027         1,713,711
--------------------------------------------------------------------------------------------------------------------------------
Net Investment Income (Loss)                                       179,264          (188,365)         (217,485)       (1,271,798)
================================================================================================================================

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS (NOTE 1)
Net Realized Gain (Loss) on:
Investment Securities                                           (1,026,743)           69,775         3,957,984         3,588,370
Commodity Index Swaps                                                   --                --                --                --
--------------------------------------------------------------------------------------------------------------------------------
   Total Net Realized Gain (Loss)                               (1,026,743)           69,775         3,957,984         3,588,370
--------------------------------------------------------------------------------------------------------------------------------
Net Change in Unrealized Appreciation (Depreciation) on:
Investment Securities                                            4,285,319        (5,451,339)      (11,987,482)      (25,670,650)
Commodity Index Swaps                                                   --                --                --                --
--------------------------------------------------------------------------------------------------------------------------------
Net Change in Unrealized Appreciation (Depreciation)             4,285,319        (5,451,339)      (11,987,482)      (25,670,650)
--------------------------------------------------------------------------------------------------------------------------------
Net Gain (Loss) on Investments                                   3,258,576        (5,381,564)       (8,029,498)      (22,082,280)
--------------------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS       $    3,437,840    $   (5,569,929)   $   (8,246,983)   $  (23,354,078)
================================================================================================================================

                                                                 FINANCIAL            HEALTH
                                                                  SERVICES              CARE          INTERNET           LEISURE
                                                                      FUND              FUND              FUND              FUND
--------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
Interest (Note 1)                                           $        5,995    $        8,747    $        1,289    $        2,567
Interest from Securities Lending, net (Note 8)                       4,785             5,197               860             3,674
Dividends, Net of Foreign Tax Withheld* (Note 1)                   388,551           328,352            11,661            49,745
Other Income                                                            --                --                --                --
--------------------------------------------------------------------------------------------------------------------------------
   Total Income                                                    399,331           342,296            13,810            55,986
--------------------------------------------------------------------------------------------------------------------------------

EXPENSES
Investment Advisory Fees (Note 3)                                  141,983           277,367            48,121            60,141
Transfer Agent and Administrative Fees (Note 3)                     41,760            81,579            14,153            17,688
Distribution & Service Fees (Note 3):
   Advisor Class                                                    30,489            51,421             6,308            13,779
   A-Class                                                           2,404             1,259               283                73
   C-Class                                                           9,249            30,278             5,878             5,015
   H-Class                                                              --                --                --                --
Portfolio Accounting Fees (Note 3)                                  16,704            32,631             5,661             7,075
Trustees' Fees**                                                     1,013             2,125               363               502
Custody Fees                                                         4,985             8,179             1,550             3,230
Miscellaneous                                                       22,372            43,560             7,565             9,403
--------------------------------------------------------------------------------------------------------------------------------
   Total Expenses                                                  270,959           528,399            89,882           116,906
--------------------------------------------------------------------------------------------------------------------------------
Less Tax Expense Reimbursed by Advisor (Note 4)                         --                --                --                --
--------------------------------------------------------------------------------------------------------------------------------
Net Expenses                                                       270,959           528,399            89,882           116,906
--------------------------------------------------------------------------------------------------------------------------------
Net Investment Income (Loss)                                       128,372          (186,103)          (76,072)          (60,920)
================================================================================================================================

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS (NOTE 1)
Net Realized Gain (Loss) on:
Investment Securities                                              365,820           512,762           368,313           (90,243)
Commodity Index Swaps                                                   --                --                --                --
--------------------------------------------------------------------------------------------------------------------------------
   Total Net Realized Gain (Loss)                                  365,820           512,762           368,313           (90,243)
--------------------------------------------------------------------------------------------------------------------------------
Net Change in Unrealized Appreciation (Depreciation) on:
Investment Securities                                            1,319,926           824,015          (516,094)         (429,433)
Commodity Index Swaps                                                   --                --                --                --
--------------------------------------------------------------------------------------------------------------------------------
Net Change in Unrealized Appreciation (Depreciation)             1,319,926           824,015          (516,094)         (429,433)
--------------------------------------------------------------------------------------------------------------------------------
Net Gain (Loss) on Investments                                   1,685,746         1,336,777          (147,781)         (519,676)
--------------------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS       $    1,814,118    $    1,150,674    $     (223,853)   $     (580,596)
================================================================================================================================

See Notes to Financial Statements.


                                  THE RYDEX SERIES FUNDS SEMI-ANNUAL REPORT | 53

STATEMENTS OF OPERATIONS (UNAUDITED) (CONCLUDED)
--------------------------------------------------------------------------------

                                                                    PRECIOUS              REAL
                                                                      METALS            ESTATE         RETAILING        TECHNOLOGY
                                                                        FUND              FUND              FUND              FUND
----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
Interest (Note 1)                                             $       33,607    $        4,165     $       2,076    $        5,306
Interest from Securities Lending, net (Note 8)                       142,944             3,361               780             1,580
Dividends, Net of Foreign Tax Withheld* (Note 1)                   1,148,119           489,119            61,817            62,704
Other Income                                                              --                --                --               353
----------------------------------------------------------------------------------------------------------------------------------
   Total Income                                                    1,324,670           496,645            64,673            69,943
----------------------------------------------------------------------------------------------------------------------------------

EXPENSES
Investment Advisory Fees (Note 3)                                    847,568           121,416            49,369           129,046
Transfer Agent and Administrative Fees (Note 3)                      282,523            35,711            14,520            37,955
Distribution & Service Fees (Note 3):
   Advisor Class                                                      27,823                --             6,746            20,672
   A-Class                                                             8,301               305                46               309
   C-Class                                                           119,509            15,882             7,837             8,484
   H-Class                                                                --            31,436                --                --
Portfolio Accounting Fees (Note 3)                                   111,900            14,284             5,808            15,182
Trustees' Fees**                                                       8,119               927               381             1,048
Custody Fees                                                          28,159             5,800             1,954             5,315
Miscellaneous                                                        150,093            19,070             7,752            20,207
----------------------------------------------------------------------------------------------------------------------------------
   Total Expenses                                                  1,583,995           244,831            94,413           238,218
----------------------------------------------------------------------------------------------------------------------------------
Net Investment Income (Loss)                                        (259,325)          251,814           (29,740)         (168,275)
==================================================================================================================================

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS (NOTE 1)
Net Realized Gain (Loss) on:
Investment Securities                                             14,316,662           705,034          (147,156)        2,473,549
----------------------------------------------------------------------------------------------------------------------------------
   Total Net Realized Gain (Loss)                                 14,316,662           705,034          (147,156)        2,473,549
----------------------------------------------------------------------------------------------------------------------------------
Net Change in Unrealized Appreciation (Depreciation) on:
Investment Securities                                            (42,510,521)         (182,373)          254,219        (3,565,444)
----------------------------------------------------------------------------------------------------------------------------------
Net Change in Unrealized Appreciation (Depreciation)             (42,510,521)         (182,373)          254,219        (3,565,444)
----------------------------------------------------------------------------------------------------------------------------------
Net Gain (Loss) on Investments                                   (28,193,859)          522,661           107,063        (1,091,895)
----------------------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS         $  (28,453,184)   $      774,475    $       77,323    $   (1,260,170)
==================================================================================================================================

 *    FOREIGN TAX WITHHELD OF $21,735, $0, $0, $0, $0, $0, AND $0, RESPECTIVELY.

**    RELATES TO TRUSTEES NOT DEEMED "INTERESTED PERSONS" WITHIN THE MEANING OF
      SECTION 2(a)(19) OF THE 1940 ACT.

                                              See Notes to Financial Statements.


54 | THE RYDEX SERIES FUNDS SEMI-ANNUAL REPORT

                                                 Period Ended September 30, 2006
--------------------------------------------------------------------------------

                                                                    TELECOM-
                                                                 MUNICATIONS    TRANSPORTATION         UTILITIES
                                                                        FUND              FUND              FUND
----------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
Interest (Note 1)                                             $        3,601    $        7,061    $        5,479
Interest from Securities Lending, net (Note 8)                         4,114             9,005             2,859
Dividends, Net of Foreign Tax Withheld* (Note 1)                     396,450           182,938           753,388
Other Income                                                              --                --                --
----------------------------------------------------------------------------------------------------------------
   Total Income                                                      404,165           199,004           761,726
----------------------------------------------------------------------------------------------------------------

EXPENSES
Investment Advisory Fees (Note 3)                                    109,988           201,925           189,714
Transfer Agent and Administrative Fees (Note 3)                       32,349            59,390            55,798
Distribution & Service Fees (Note 3):
   Advisor Class                                                      10,441            23,687            18,342
   A-Class                                                             1,501             3,824             2,093
   C-Class                                                            11,615            28,258            27,298
   H-Class                                                                --                --                --
Portfolio Accounting Fees (Note 3)                                    12,940            23,756            22,319
Trustees' Fees**                                                       1,017             2,045             1,317
Custody Fees                                                           3,878             6,733             6,971
Miscellaneous                                                         14,419            31,213            29,930
----------------------------------------------------------------------------------------------------------------
   Total Expenses                                                    198,148           380,831           353,782
----------------------------------------------------------------------------------------------------------------
Net Investment Income (Loss)                                         206,017          (181,827)          407,944
================================================================================================================

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS (NOTE 1)
Net Realized Gain (Loss) on:
Investment Securities                                               (404,052)         (657,811)        1,028,149
----------------------------------------------------------------------------------------------------------------
   Total Net Realized Gain (Loss)                                   (404,052)         (657,811)        1,028,149
----------------------------------------------------------------------------------------------------------------
Net Change in Unrealized Appreciation (Depreciation) on:
Investment Securities                                             (1,224,464)       (6,949,886)        1,987,702
----------------------------------------------------------------------------------------------------------------
Net Change in Unrealized Appreciation (Depreciation)              (1,224,464)       (6,949,886)        1,987,702
----------------------------------------------------------------------------------------------------------------
Net Gain (Loss) on Investments                                    (1,628,516)       (7,607,697)        3,015,851
----------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS         $   (1,422,499)   $   (7,789,524)   $    3,423,795
================================================================================================================

See Notes to Financial Statements.


                                  THE RYDEX SERIES FUNDS SEMI-ANNUAL REPORT | 55

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                                        BASIC
                                                                   BANKING FUND                     MATERIALS FUND
--------------------------------------------------------------------------------------------------------------------------
                                                                 PERIOD             YEAR           PERIOD             YEAR
                                                                  ENDED            ENDED            ENDED            ENDED
                                                          SEPTEMBER 30,        MARCH 31,    SEPTEMBER 30,        MARCH 31,
                                                                   2006+            2006             2006+            2006
--------------------------------------------------------------------------------------------------------------------------
FROM OPERATIONS
Net Investment Income (Loss)                              $      83,246   $      138,952   $      100,482   $      275,013
Net Realized Gain (Loss) on Investments                        (654,792)        (103,048)        (364,499)        (740,023)
Net Change in Unrealized Appreciation (Depreciation) on
   Investments                                                  490,963          659,740       (2,181,031)       2,910,645
--------------------------------------------------------------------------------------------------------------------------
Net Increase (Decrease) in Net Assets from Operations           (80,583)         695,644       (2,445,048)       2,445,635
--------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM: (NOTE 1)
Net Investment Income
   Investor Class                                                    --         (214,427)              --         (163,691)
   Advisor Class                                                     --          (53,165)              --          (42,795)
   A-Class                                                           --             (561)              --           (2,490)
   C-Class                                                           --          (10,268)              --          (30,622)
Realized Gain on Investment
   Investor Class                                                    --               --               --               --
   Advisor Class                                                     --               --               --               --
   A-Class                                                           --               --               --               --
   C-Class                                                           --               --               --               --
   H-Class                                                           --               --               --               --
--------------------------------------------------------------------------------------------------------------------------
Total Distributions to Shareholders                                  --         (278,421)              --         (239,598)
==========================================================================================================================

SHARE TRANSACTIONS
PROCEEDS FROM SHARES PURCHASED
   Investor Class                                            71,398,541      204,320,184      113,603,331      279,909,252
   Advisor Class                                             23,533,617       39,149,881       35,343,194       77,286,943
   A-Class                                                      592,452          132,883        3,269,436          609,616
   C-Class                                                    7,157,479       13,242,639       10,539,556       47,906,414
   H-Class                                                           --               --               --               --
VALUE OF SHARES PURCHASED THROUGH DIVIDEND REINVESTMENT
   Investor Class                                                    --          212,320               --          153,634
   Advisor Class                                                     --           33,917               --           35,335
   A-Class                                                           --              517               --            2,472
   C-Class                                                           --            8,362               --           27,804
   H-Class                                                           --               --               --               --
COST OF SHARES REDEEMED
   Investor Class                                           (74,513,536)    (200,925,600)    (124,155,597)    (291,983,757)
   Advisor Class                                            (21,917,326)     (40,818,579)     (37,737,886)     (82,668,932)
   A-Class                                                     (323,175)         (53,938)      (2,121,873)        (223,003)
   C-Class                                                   (6,135,517)     (13,437,135)      (9,633,326)     (49,969,464)
   H-Class                                                           --               --               --               --
==========================================================================================================================
NET INCREASE (DECREASE) IN NET ASSETS FROM SHARE
   TRANSACTIONS                                                (207,465)       1,865,451      (10,893,165)     (18,913,686)
--------------------------------------------------------------------------------------------------------------------------
Net Increase (Decrease) in Net Assets                          (288,048)       2,282,674      (13,338,213)     (16,707,649)
NET ASSETS--BEGINNING OF PERIOD                              11,019,461        8,736,787       37,949,773       54,657,422
==========================================================================================================================
NET ASSETS--END OF PERIOD                                 $  10,731,413   $   11,019,461   $   24,611,560   $   37,949,773
==========================================================================================================================
UNDISTRIBUTED NET INVESTMENT INCOME (LOSS)                $     113,553   $       30,307   $      277,181   $      176,699
==========================================================================================================================

                                                                   BIOTECHNOLOGY
                                                                       FUND
------------------------------------------------------------------------------------------
                                                                  PERIOD              YEAR
                                                                   ENDED             ENDED
                                                           SEPTEMBER 30,         MARCH 31,
                                                                    2006+             2006
------------------------------------------------------------------------------------------
FROM OPERATIONS
Net Investment Income (Loss)                              $     (706,561)   $   (1,969,489)
Net Realized Gain (Loss) on Investments                        7,092,756         5,439,783
Net Change in Unrealized Appreciation (Depreciation) on
   Investments                                               (19,205,434)       32,543,773
------------------------------------------------------------------------------------------
Net Increase (Decrease) in Net Assets from Operations        (12,819,239)       36,014,067
------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM: (NOTE 1)
Net Investment Income
   Investor Class                                                     --                --
   Advisor Class                                                      --                --
   A-Class                                                            --                --
   C-Class                                                            --                --
Realized Gain on Investment
   Investor Class                                                     --                --
   Advisor Class                                                      --                --
   A-Class                                                            --                --
   C-Class                                                            --                --
   H-Class                                                            --                --
------------------------------------------------------------------------------------------
Total Distributions to Shareholders                                   --                --
==========================================================================================

SHARE TRANSACTIONS
PROCEEDS FROM SHARES PURCHASED
   Investor Class                                            180,242,690       559,515,985
   Advisor Class                                              23,939,743       130,742,290
   A-Class                                                       775,570         6,216,121
   C-Class                                                    27,401,177        26,453,099
   H-Class                                                            --                --
VALUE OF SHARES PURCHASED THROUGH DIVIDEND REINVESTMENT
   Investor Class                                                     --                --
   Advisor Class                                                      --                --
   A-Class                                                            --                --
   C-Class                                                            --                --
   H-Class                                                            --                --
COST OF SHARES REDEEMED
   Investor Class                                           (191,466,000)     (560,710,682)
   Advisor Class                                             (39,038,896)     (118,636,207)
   A-Class                                                    (4,082,585)       (1,565,956)
   C-Class                                                   (31,642,618)      (22,611,412)
   H-Class                                                            --                --
==========================================================================================
NET INCREASE (DECREASE) IN NET ASSETS FROM SHARE
   TRANSACTIONS                                              (33,870,919)       19,403,238
------------------------------------------------------------------------------------------
Net Increase (Decrease) in Net Assets                        (46,690,158)       55,417,305
NET ASSETS--BEGINNING OF PERIOD                              143,237,912        87,820,607
==========================================================================================
NET ASSETS--END OF PERIOD                                 $   96,547,754    $  143,237,912
==========================================================================================
UNDISTRIBUTED NET INVESTMENT INCOME (LOSS)                $     (706,561)   $           --
==========================================================================================

+     UNAUDITED.

                                              See Notes to Financial Statements.


56 | THE RYDEX SERIES FUNDS SEMI-ANNUAL REPORT

                                                                    COMMODITIES                        CONSUMER
                                                                       FUND                         PRODUCTS FUND
--------------------------------------------------------------------------------------------------------------------------
                                                                 PERIOD             YEAR           PERIOD             YEAR
                                                                  ENDED            ENDED            ENDED            ENDED
                                                          SEPTEMBER 30,        MARCH 31,    SEPTEMBER 30,        MARCH 31,
                                                                  2006+             2006            2006+             2006
--------------------------------------------------------------------------------------------------------------------------
FROM OPERATIONS
Net Investment Income (Loss)                              $     913,821   $      494,315   $      179,264   $      120,629
Net Realized Gain (Loss) on Investments                      (7,624,978)      (4,048,096)      (1,026,743)         933,392
Net Change in Unrealized Appreciation (Depreciation) on
   Investments                                               (1,090,078)       1,151,462        4,285,319       (1,131,158)
--------------------------------------------------------------------------------------------------------------------------
Net Increase (Decrease) in Net Assets from Operations        (7,801,235)      (2,402,319)       3,437,840          (77,137)
--------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM: (NOTE 1)
Net Investment Income
   Investor Class                                                    --               --               --          (96,408)
   Advisor Class                                                     --               --               --          (72,429)
   A-Class                                                           --               --               --          (17,220)
   C-Class                                                           --               --               --          (24,079)
Realized Gain on Investment
   Investor Class                                                    --               --               --               --
   Advisor Class                                                     --               --               --               --
   A-Class                                                           --               --               --               --
   C-Class                                                           --               --               --               --
   H-Class                                                           --               --               --               --
--------------------------------------------------------------------------------------------------------------------------
Total Distributions to Shareholders                                  --               --               --         (210,136)
==========================================================================================================================

SHARE TRANSACTIONS
PROCEEDS FROM SHARES PURCHASED
   Investor Class                                                    --               --      140,373,940      139,858,909
   Advisor Class                                                     --               --       43,248,131       42,530,953
   A-Class                                                    6,229,251       10,336,843        1,364,783        1,508,341
   C-Class                                                    3,062,141       10,750,011       23,677,561       78,675,501
   H-Class                                                   95,998,602      156,991,485               --               --
VALUE OF SHARES PURCHASED THROUGH DIVIDEND REINVESTMENT
   Investor Class                                                    --               --               --           92,503
   Advisor Class                                                     --               --               --           56,834
   A-Class                                                           --               --               --           16,626
   C-Class                                                           --               --               --           20,004
   H-Class                                                           --               --               --               --
COST OF SHARES REDEEMED
   Investor Class                                                    --               --     (105,176,368)    (143,655,550)
   Advisor Class                                                     --               --      (31,411,478)     (63,000,981)
   A-Class                                                   (9,841,235)      (1,675,048)        (348,145)        (531,673)
   C-Class                                                   (3,082,998)      (6,473,670)     (17,864,235)     (85,001,139)
   H-Class                                                  (87,013,517)    (125,620,468)              --               --
==========================================================================================================================
NET INCREASE (DECREASE) IN NET ASSETS FROM SHARE
   TRANSACTIONS                                               5,352,244       44,309,153       53,864,189      (29,429,672)
--------------------------------------------------------------------------------------------------------------------------
Net Increase (Decrease) in Net Assets                        (2,448,991)      41,906,834       57,302,029      (29,716,945)
NET ASSETS--BEGINNING OF PERIOD                              41,906,834               --       21,115,710       50,832,655
==========================================================================================================================
NET ASSETS--END OF PERIOD                                 $  39,457,843   $   41,906,834   $   78,417,739   $   21,115,710
==========================================================================================================================
UNDISTRIBUTED NET INVESTMENT INCOME (LOSS)                $    (237,641)  $   (1,151,462)  $      249,055   $       69,791
==========================================================================================================================

                                                                   ELECTRONICS                          ENERGY
                                                                       FUND                              FUND
--------------------------------------------------------------------------------------------------------------------------
                                                                 PERIOD             YEAR           PERIOD             YEAR
                                                                  ENDED            ENDED            ENDED            ENDED
                                                          SEPTEMBER 30,        MARCH 31,    SEPTEMBER 30,        MARCH 31,
                                                                   2006+            2006             2006+            2006
--------------------------------------------------------------------------------------------------------------------------
FROM OPERATIONS
Net Investment Income (Loss)                              $    (188,365)  $     (551,843)  $     (217,485)  $     (215,284)
Net Realized Gain (Loss) on Investments                          69,775        2,646,293        3,957,984       22,883,529
Net Change in Unrealized Appreciation (Depreciation) on
   Investments                                               (5,451,339)       7,330,596      (11,987,482)      11,137,621
--------------------------------------------------------------------------------------------------------------------------
Net Increase (Decrease) in Net Assets from Operations        (5,569,929)       9,425,046       (8,246,983)      33,805,866
--------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM: (NOTE 1)
Net Investment Income
   Investor Class                                                    --               --               --         (194,789)
   Advisor Class                                                     --               --               --          (29,334)
   A-Class                                                           --               --               --           (8,404)
   C-Class                                                           --               --               --          (38,715)
Realized Gain on Investment
   Investor Class                                                    --               --               --       (2,873,081)
   Advisor Class                                                     --               --               --         (432,664)
   A-Class                                                           --               --               --         (123,902)
   C-Class                                                           --               --               --         (571,040)
   H-Class                                                           --               --               --               --
--------------------------------------------------------------------------------------------------------------------------
Total Distributions to Shareholders                                  --               --               --       (4,271,929)
==========================================================================================================================

SHARE TRANSACTIONS
PROCEEDS FROM SHARES PURCHASED
   Investor Class                                           189,785,043      612,961,027      353,062,366      843,697,429
   Advisor Class                                             24,026,151       96,932,862       45,927,462       93,639,117
   A-Class                                                      956,408        1,901,735        5,026,955       19,499,848
   C-Class                                                    6,823,712       12,798,067       21,702,989       80,697,248
   H-Class                                                           --               --               --               --
VALUE OF SHARES PURCHASED THROUGH DIVIDEND REINVESTMENT
   Investor Class                                                    --               --               --        2,987,632
   Advisor Class                                                     --               --               --          422,926
   A-Class                                                           --               --               --          127,827
   C-Class                                                           --               --               --          558,762
   H-Class                                                           --               --               --               --
COST OF SHARES REDEEMED
   Investor Class                                          (194,373,960)    (612,517,070)    (369,774,300)    (888,612,720)
   Advisor Class                                            (33,205,295)     (97,720,610)     (48,423,760)    (104,512,735)
   A-Class                                                   (1,822,050)        (749,217)      (3,192,550)     (17,937,164)
   C-Class                                                   (6,409,798)     (10,364,385)     (26,359,607)     (80,164,356)
   H-Class                                                           --               --               --               --
==========================================================================================================================
NET INCREASE (DECREASE) IN NET ASSETS FROM SHARE
   TRANSACTIONS                                             (14,219,789)       3,242,409      (22,030,445)     (49,596,186)
--------------------------------------------------------------------------------------------------------------------------
Net Increase (Decrease) in Net Assets                       (19,789,718)      12,667,455      (30,277,428)     (20,062,249)
NET ASSETS--BEGINNING OF PERIOD                              54,551,413       41,883,958      135,436,145      155,498,394
==========================================================================================================================
NET ASSETS--END OF PERIOD                                 $  34,761,695   $   54,551,413   $  105,158,717   $  135,436,145
==========================================================================================================================
UNDISTRIBUTED NET INVESTMENT INCOME (LOSS)                $    (188,365)  $           --   $     (217,485)  $           --
==========================================================================================================================

See Notes to Financial Statements.


                                  THE RYDEX SERIES FUNDS SEMI-ANNUAL REPORT | 57

--------------------------------------------------------------------------------

                                                                  ENERGY SERVICES                 FINANCIAL SERVICES
                                                                       FUND                              FUND
--------------------------------------------------------------------------------------------------------------------------

                                                                 PERIOD             YEAR           PERIOD             YEAR
                                                                  ENDED            ENDED            ENDED            ENDED
                                                          SEPTEMBER 30,        MARCH 31,    SEPTEMBER 30,        MARCH 31,
                                                                   2006+            2006             2006+            2006
--------------------------------------------------------------------------------------------------------------------------
FROM OPERATIONS
Net Investment Income (Loss)                              $  (1,271,798)  $   (1,674,118)  $      128,372   $      346,476
Net Realized Gain (Loss) on Investments                       3,588,370         (802,696)         365,820        1,405,726
Net Change in Unrealized Appreciation (Depreciation) on
   Investments                                              (25,670,650)      48,738,972        1,319,926        3,575,861
--------------------------------------------------------------------------------------------------------------------------
Net Increase (Decrease) in Net Assets from Operations       (23,354,078)      46,262,158        1,814,118        5,328,063
--------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM: (NOTE 1)
Net Investment Income
   Investor Class                                                    --               --               --         (229,765)
   Advisor Class                                                     --               --               --         (198,103)
   A-Class                                                           --               --               --           (6,465)
   C-Class                                                           --               --               --          (33,856)
--------------------------------------------------------------------------------------------------------------------------
Total Distributions to Shareholders                                  --               --               --         (468,189)
==========================================================================================================================

SHARE TRANSACTIONS
PROCEEDS FROM SHARES PURCHASED
   Investor Class                                           321,380,199       742,386,096     101,812,146      210,186,562
   Advisor Class                                             46,555,398       145,929,179      35,767,316       75,780,551
   A-Class                                                    6,438,976        16,042,155       1,685,649        4,477,361
   C-Class                                                   23,703,481        47,967,272       4,825,457       22,663,438
VALUE OF SHARES PURCHASED THROUGH DIVIDEND REINVESTMENT
   Investor Class                                                    --               --               --          219,400
   Advisor Class                                                     --               --               --          171,741
   A-Class                                                           --               --               --            6,465
   C-Class                                                           --               --               --           31,449
COST OF SHARES REDEEMED
   Investor Class                                          (367,537,136)     (725,065,846)    (83,555,608)    (207,649,812)
   Advisor Class                                            (74,077,972)     (135,268,200)    (17,647,664)     (98,982,008)
   A-Class                                                   (4,402,999)      (10,632,621)     (4,855,573)        (306,686)
   C-Class                                                  (25,108,819)      (38,129,765)     (3,435,101)     (22,671,475)
==========================================================================================================================
NET INCREASE (DECREASE) IN NET ASSETS FROM
   SHARE TRANSACTIONS                                       (73,048,872)       43,228,270      34,596,622      (16,073,014)
--------------------------------------------------------------------------------------------------------------------------
Net Increase (Decrease) in Net Assets                       (96,402,950)       89,490,428      36,410,740      (11,213,140)
NET ASSETS--BEGINNING OF PERIOD                             225,583,037       136,092,609      25,403,403       36,616,543
==========================================================================================================================
NET ASSETS--END OF PERIOD                                 $ 129,180,087   $   225,583,037  $   61,814,143   $   25,403,403
==========================================================================================================================
UNDISTRIBUTED NET INVESTMENT INCOME (LOSS)                $  (1,271,798)  $           --   $      234,683   $      106,311
==========================================================================================================================

+     UNAUDITED.

                                              See Notes to Financial Statements.


58 | THE RYDEX SERIES FUNDS SEMI-ANNUAL REPORT

--------------------------------------------------------------------------------

                                                                    HEALTH CARE                        INTERNET
                                                                       FUND                              FUND
---------------------------------------------------------------------------------------------------------------------------

                                                                 PERIOD             YEAR           PERIOD              YEAR
                                                                  ENDED            ENDED            ENDED             ENDED
                                                          SEPTEMBER 30,        MARCH 31,    SEPTEMBER 30,         MARCH 31,
                                                                   2006+            2006             2006+             2006
---------------------------------------------------------------------------------------------------------------------------
FROM OPERATIONS
Net Investment Income (Loss)                              $    (186,103)  $     (487,148)  $      (76,072)  $      (236,147)
Net Realized Gain (Loss) on Investments                         512,762        4,847,905          368,313           541,751
Net Change in Unrealized Appreciation (Depreciation) on
   Investments                                                  824,015        4,065,143         (516,094)        1,492,137
---------------------------------------------------------------------------------------------------------------------------
Net Increase (Decrease) in Net Assets from Operations         1,150,674        8,425,900         (223,853)        1,797,741
---------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM: (NOTE 1)
Net Investment Income
   Investor Class                                                    --               --               --                --
   Advisor Class                                                     --               --               --                --
   A-Class                                                           --               --               --                --
   C-Class                                                           --               --               --                --
---------------------------------------------------------------------------------------------------------------------------
Total Distributions to Shareholders                                  --               --               --                --
===========================================================================================================================

SHARE TRANSACTIONS
PROCEEDS FROM SHARES PURCHASED
   Investor Class                                           169,611,225      481,885,275       90,534,632       260,792,729
   Advisor Class                                             55,349,851       92,074,770       20,744,246        59,768,520
   A-Class                                                    3,075,713        2,904,197          218,139           709,829
   C-Class                                                    9,593,249       33,285,608        2,381,395         8,858,919
VALUE OF SHARES PURCHASED THROUGH DIVIDEND REINVESTMENT
   Investor Class                                                    --               --               --                --
   Advisor Class                                                     --               --               --                --
   A-Class                                                           --               --               --                --
   C-Class                                                           --               --               --                --
COST OF SHARES REDEEMED
   Investor Class                                          (163,313,426)    (476,650,900)     (87,079,659)     (250,443,522)
   Advisor Class                                            (33,670,948)     (95,923,651)     (21,688,538)      (57,455,538)
   A-Class                                                   (4,334,374)        (735,551)        (510,160)         (304,904)
   C-Class                                                  (10,639,750)     (30,934,146)      (3,576,631)       (8,635,688)
===========================================================================================================================
NET INCREASE (DECREASE) IN NET ASSETS FROM
   SHARE TRANSACTIONS                                        25,671,540        5,905,602        1,023,424        13,290,345
---------------------------------------------------------------------------------------------------------------------------
Net Increase (Decrease) in Net Assets                        26,822,214       14,331,502          799,571        15,088,086
NET ASSETS--BEGINNING OF PERIOD                              70,361,225       56,029,723       22,727,897         7,639,811
===========================================================================================================================
NET ASSETS--END OF PERIOD                                 $  97,183,439   $   70,361,225   $   23,527,468   $    22,727,897
===========================================================================================================================
UNDISTRIBUTED NET INVESTMENT INCOME (LOSS)                $    (186,103)  $           --   $      (76,072)  $            --
===========================================================================================================================

                                                                         LEISURE                        PRECIOUS
                                                                          FUND                        METALS FUND
---------------------------------------------------------------------------------------------------------------------------
                                                                 PERIOD             YEAR           PERIOD              YEAR
                                                                  ENDED            ENDED            ENDED             ENDED
                                                          SEPTEMBER 30,        MARCH 31,    SEPTEMBER 30,         MARCH 31,
                                                                   2006+            2006             2006+             2006
---------------------------------------------------------------------------------------------------------------------------
FROM OPERATIONS
Net Investment Income (Loss)                              $     (60,920)  $     (180,028)  $     (259,325)  $      (601,875)
Net Realized Gain (Loss) on Investments                         (90,243)         163,450       14,316,662         6,116,575
Net Change in Unrealized Appreciation (Depreciation) on
   Investments                                                 (429,433)        (559,461)     (42,510,521)       82,313,881
---------------------------------------------------------------------------------------------------------------------------
Net Increase (Decrease) in Net Assets from Operations          (580,596)        (576,039)     (28,453,184)       87,828,581
---------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM: (NOTE 1)
Net Investment Income
   Investor Class                                                    --               --               --                --
   Advisor Class                                                     --               --               --                --
   A-Class                                                           --               --               --                --
   C-Class                                                           --               --               --                --
---------------------------------------------------------------------------------------------------------------------------
Total Distributions to Shareholders                                  --               --               --                --
===========================================================================================================================

SHARE TRANSACTIONS
PROCEEDS FROM SHARES PURCHASED
   Investor Class                                            75,569,289      128,662,532      691,624,775     1,274,815,208
   Advisor Class                                             29,455,442       44,175,551       46,030,066        60,242,976
   A-Class                                                       30,858           84,034        9,072,349         8,218,350
   C-Class                                                    1,973,071       17,795,634       37,652,268        41,496,054
VALUE OF SHARES PURCHASED THROUGH DIVIDEND REINVESTMENT
   Investor Class                                                    --               --               --                --
   Advisor Class                                                     --               --               --                --
   A-Class                                                           --               --               --                --
   C-Class                                                           --               --               --                --
COST OF SHARES REDEEMED
   Investor Class                                           (77,387,735)    (127,210,653)    (735,440,937)   (1,268,641,782)
   Advisor Class                                            (29,488,097)     (66,133,356)     (47,036,333)      (56,399,724)
   A-Class                                                      (17,530)         (29,907)      (8,370,828)       (3,767,710)
   C-Class                                                   (1,846,318)     (19,256,785)     (36,745,092)      (46,678,017)
===========================================================================================================================
NET INCREASE (DECREASE) IN NET ASSETS FROM
   SHARE TRANSACTIONS                                        (1,711,020)     (21,912,950)     (43,213,732)        9,285,355
---------------------------------------------------------------------------------------------------------------------------
Net Increase (Decrease) in Net Assets                        (2,291,616)     (22,488,989)     (71,666,916)       97,113,936
NET ASSETS--BEGINNING OF PERIOD                              22,855,411       45,344,400      257,070,930       159,956,994
===========================================================================================================================
NET ASSETS--END OF PERIOD                                 $  20,563,795   $   22,855,411   $  185,404,014   $   257,070,930
===========================================================================================================================
UNDISTRIBUTED NET INVESTMENT INCOME (LOSS)                $     (60,920)  $           --   $     (259,325)  $            --
===========================================================================================================================

See Notes to Financial Statements.


                                  THE RYDEX SERIES FUNDS SEMI-ANNUAL REPORT | 59

STATEMENTS OF CHANGES IN NET ASSETS (CONCLUDED)
--------------------------------------------------------------------------------

                                                                       REAL ESTATE                         RETAILING
                                                                          FUND                                FUND
--------------------------------------------------------------------------------------------------------------------------------
                                                                    PERIOD              YEAR            PERIOD              YEAR
                                                                     ENDED             ENDED             ENDED             ENDED
                                                             SEPTEMBER 30,         MARCH 31,     SEPTEMBER 30,         MARCH 31,
                                                                      2006+             2006              2006+             2006
--------------------------------------------------------------------------------------------------------------------------------
FROM OPERATIONS
Net Investment Income (Loss)                                $      251,814    $      567,302    $      (29,740)   $     (188,301)
Net Realized Gain (Loss) on Investments                            705,034           954,434          (147,156)        1,264,104
Net Change in Unrealized Appreciation (Depreciation)
   on Investments                                                 (182,373)        4,704,869           254,219          (131,984)
--------------------------------------------------------------------------------------------------------------------------------
Net Increase (Decrease) in Net Assets from Operations              774,475         6,226,605            77,323           943,819
--------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM: (NOTE 1)
Net Investment Income
   Investor Class                                                       --                --                --                --
   Advisor Class                                                        --                --                --                --
   A-Class                                                              --                --                --                --
   C-Class                                                              --                --                --                --
Realized Gain on Investment
   A-Class                                                              --              (610)               --                --
   C-Class                                                              --           (11,483)               --                --
   H-Class                                                              --           (91,311)               --                --
--------------------------------------------------------------------------------------------------------------------------------
   Total Distributions to Shareholders                                  --          (103,404)               --                --
================================================================================================================================

SHARE TRANSACTIONS
PROCEEDS FROM SHARES PURCHASED
   Investor Class                                                       --                --        99,955,888       247,082,441
   Advisor Class                                                        --                --        16,743,376        45,536,275
   A-Class                                                       1,891,973         1,499,608           154,042           262,572
   C-Class                                                       8,936,663        21,238,488         2,542,220         7,193,600
   H-Class                                                     372,896,459       661,120,592                --                --
VALUE OF SHARES PURCHASED THROUGH DIVIDEND REINVESTMENT
   Investor Class                                                       --                --                --                --
   Advisor Class                                                        --                --                --                --
   A-Class                                                              --               610                --                --
   C-Class                                                              --            11,366                --                --
   H-Class                                                              --            90,688                --                --
COST OF SHARES REDEEMED
   Investor Class                                                       --                --       (79,222,455)     (247,878,157)
   Advisor Class                                                        --                --       (15,270,109)      (48,558,619)
   A-Class                                                      (1,826,453)       (1,275,850)          (43,926)         (208,024)
   C-Class                                                      (7,691,492)      (19,427,126)       (1,222,455)       (7,497,639)
   H-Class                                                    (368,100,233)     (625,418,314)               --                --
================================================================================================================================
NET INCREASE (DECREASE) IN NET ASSETS
   FROM SHARE TRANSACTIONS                                       6,106,917        37,840,062        23,636,581        (4,067,551)
--------------------------------------------------------------------------------------------------------------------------------
Net Increase (Decrease) in Net Assets                            6,881,392        43,963,263        23,713,904        (3,123,732)
NET ASSETS--BEGINNING OF PERIOD                                 53,513,735         9,550,472        12,625,825        15,749,557
================================================================================================================================
NET ASSETS--END OF PERIOD                                   $   60,395,127    $   53,513,735    $   36,339,729    $   12,625,825
================================================================================================================================
UNDISTRIBUTED NET INVESTMENT INCOME (LOSS)                  $      251,814    $           --    $      (29,740)   $           --
================================================================================================================================

+     UNAUDITED.

                                              See Notes to Financial Statements.


60 | THE RYDEX SERIES FUNDS SEMI-ANNUAL REPORT

--------------------------------------------------------------------------------

                                                                       TECHNOLOGY                      TELECOMMUNICATIONS
                                                                          FUND                                FUND
--------------------------------------------------------------------------------------------------------------------------------
                                                                    PERIOD              YEAR            PERIOD              YEAR
                                                                     ENDED             ENDED             ENDED             ENDED
                                                             SEPTEMBER 30,         MARCH 31,     SEPTEMBER 30,         MARCH 31,
                                                                      2006+             2006              2006+             2006
--------------------------------------------------------------------------------------------------------------------------------
FROM OPERATIONS
Net Investment Income (Loss)                                $     (168,275)   $     (443,708)   $      206,017    $      199,534
Net Realized Gain (Loss) on Investments                          2,473,549         1,114,427          (404,052)          351,807
Net Change in Unrealized Appreciation (Depreciation)
   on Investments                                               (3,565,444)        4,439,647        (1,224,464)        3,772,038
--------------------------------------------------------------------------------------------------------------------------------
Net Increase (Decrease) in Net Assets from Operations           (1,260,170)        5,110,366        (1,422,499)        4,323,379
--------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM: (NOTE 1)
Net Investment Income
   Investor Class                                                       --           (79,039)               --          (164,065)
   Advisor Class                                                        --           (41,726)               --           (75,001)
   A-Class                                                              --            (1,852)               --               (79)
   C-Class                                                              --           (10,046)               --           (39,119)
Realized Gain on Investment
   A-Class                                                              --                --                --                --
   C-Class                                                              --                --                --                --
   H-Class                                                              --                --                --                --
--------------------------------------------------------------------------------------------------------------------------------
   Total Distributions to Shareholders                                  --          (132,663)               --          (278,264)
================================================================================================================================

SHARE TRANSACTIONS
PROCEEDS FROM SHARES PURCHASED
   Investor Class                                              116,482,634       202,362,770        99,060,491       216,469,561
   Advisor Class                                                38,806,483        79,399,708        21,008,671        48,174,352
   A-Class                                                         866,434         2,364,076           241,640         4,148,893
   C-Class                                                       4,715,218        30,059,319         5,708,459        15,050,401
   H-Class                                                              --                --                --                --
VALUE OF SHARES PURCHASED THROUGH DIVIDEND REINVESTMENT
   Investor Class                                                       --            77,670                --           160,260
   Advisor Class                                                        --            36,447                --            74,735
   A-Class                                                              --             1,852                --                79
   C-Class                                                              --             9,497                --            38,007
   H-Class                                                              --                --                --                --
COST OF SHARES REDEEMED
   Investor Class                                             (100,665,530)     (197,542,071)     (119,589,688)     (168,743,891)
   Advisor Class                                               (27,399,615)      (79,116,520)      (21,671,877)      (42,353,091)
   A-Class                                                      (1,368,877)       (1,771,212)       (3,858,189)         (155,378)
   C-Class                                                      (5,284,333)      (28,836,213)       (5,221,342)      (14,416,680)
   H-Class                                                              --                --                --                --
================================================================================================================================
NET INCREASE (DECREASE) IN NET ASSETS
   FROM SHARE TRANSACTIONS                                      26,152,414         7,045,323       (24,321,835)       58,447,248
--------------------------------------------------------------------------------------------------------------------------------
Net Increase (Decrease) in Net Assets                           24,892,244        12,023,026       (25,744,334)       62,492,363
NET ASSETS--BEGINNING OF PERIOD                                 37,351,187        25,328,161        72,203,583         9,711,220
================================================================================================================================
NET ASSETS--END OF PERIOD                                   $   62,243,431    $   37,351,187    $   46,459,249    $   72,203,583
================================================================================================================================
UNDISTRIBUTED NET INVESTMENT INCOME (LOSS)                  $     (168,275)   $           --    $      206,017    $           --
================================================================================================================================

                                                                     TRANSPORTATION                        UTILITIES
                                                                          FUND                                FUND
--------------------------------------------------------------------------------------------------------------------------------
                                                                    PERIOD              YEAR            PERIOD              YEAR
                                                                     ENDED             ENDED             ENDED             ENDED
                                                             SEPTEMBER 30,         MARCH 31,     SEPTEMBER 30,         MARCH 31,
                                                                      2006+             2006              2006+             2006
--------------------------------------------------------------------------------------------------------------------------------
FROM OPERATIONS
Net Investment Income (Loss)                                $     (181,827)   $     (195,636)   $      407,944    $      972,278
Net Realized Gain (Loss) on Investments                           (657,811)         (477,426)        1,028,149         1,494,706
Net Change in Unrealized Appreciation (Depreciation)
   on Investments                                               (6,949,886)        9,632,801         1,987,702           769,594
--------------------------------------------------------------------------------------------------------------------------------
Net Increase (Decrease) in Net Assets from Operations           (7,789,524)        8,959,739         3,423,795         3,236,578
--------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM: (NOTE 1)
Net Investment Income
   Investor Class                                                       --                --                --          (620,014)
   Advisor Class                                                        --                --                --          (126,059)
   A-Class                                                              --                --                --           (21,140)
   C-Class                                                              --                --                --          (127,871)
Realized Gain on Investment
   A-Class                                                              --                --                --                --
   C-Class                                                              --                --                --                --
   H-Class                                                              --                --                --                --
--------------------------------------------------------------------------------------------------------------------------------
   Total Distributions to Shareholders                                  --                --                --          (895,084)
================================================================================================================================

SHARE TRANSACTIONS
PROCEEDS FROM SHARES PURCHASED
   Investor Class                                              175,540,930       309,190,617       279,247,719       545,633,316
   Advisor Class                                                31,269,699        90,227,733        47,606,893        87,980,415
   A-Class                                                       2,548,654         3,227,729         5,098,886         2,814,317
   C-Class                                                      10,806,401         9,357,466        13,510,701        25,902,554
   H-Class                                                              --                --                --                --
VALUE OF SHARES PURCHASED THROUGH DIVIDEND REINVESTMENT
   Investor Class                                                       --                --                --           548,915
   Advisor Class                                                        --                --                --           100,838
   A-Class                                                              --                --                --            19,391
   C-Class                                                              --                --                --           114,209
   H-Class                                                              --                --                --                --
COST OF SHARES REDEEMED
   Investor Class                                             (202,369,800)     (275,106,805)     (257,517,254)     (554,075,170)
   Advisor Class                                               (31,751,538)      (89,074,061)      (41,574,669)      (94,994,900)
   A-Class                                                      (2,334,934)         (405,189)       (3,304,719)       (2,322,837)
   C-Class                                                      (9,473,546)       (6,358,001)      (12,160,212)      (25,788,376)
   H-Class                                                              --                --                --                --
================================================================================================================================
NET INCREASE (DECREASE) IN NET ASSETS
   FROM SHARE TRANSACTIONS                                     (25,764,134)       41,059,489        30,907,345       (14,067,328)
--------------------------------------------------------------------------------------------------------------------------------
Net Increase (Decrease) in Net Assets                          (33,553,658)       50,019,228        34,331,140       (11,725,834)
NET ASSETS--BEGINNING OF PERIOD                                 65,486,458        15,467,230        19,115,448        30,841,282
================================================================================================================================
NET ASSETS--END OF PERIOD                                   $   31,932,800    $   65,486,458    $   53,446,588    $   19,115,448
================================================================================================================================
UNDISTRIBUTED NET INVESTMENT INCOME (LOSS)                  $     (181,827)   $           --    $      670,155    $      262,211
================================================================================================================================

See Notes to Financial Statements.


                                  THE RYDEX SERIES FUNDS SEMI-ANNUAL REPORT | 61

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

This table is presented to show selected data for a share outstanding throughout each period, and to assist shareholders in evaluating a Fund's performance for the periods presented.

                                                              NET REALIZED    NET INCREASE
                                       NET ASSET     NET          AND          (DECREASE)    DISTRIBUTIONS  DISTRIBUTIONS
                                        VALUE,    INVESTMENT   UNREALIZED     IN NET ASSET     FROM NET       FROM NET
                                       BEGINNING    INCOME   GAINS (LOSSES)  VALUE RESULTING  INVESTMENT      REALIZED
                                       OF PERIOD   (LOSS)+   ON SECURITIES   FROM OPERATIONS    INCOME      CAPITAL GAINS
-------------------------------------------------------------------------------------------------------------------------
BANKING FUND INVESTOR CLASS
   SEPTEMBER 30, 2006#                  $ 10.86    $  .09     $    .28        $     .37        $    --        $    --
   March 31, 2006                         10.17       .16          .69              .85           (.16)            --
   March 31, 2005                         10.25       .13          .05              .18           (.26)            --
   March 31, 2004                          7.30       .14         2.89             3.03           (.08)            --
   March 31, 2003                          8.63       .12        (1.24)           (1.12)          (.21)            --
   March 31, 2002                          8.27       .12          .53              .65           (.29)            --
BANKING FUND ADVISOR CLASS
   SEPTEMBER 30, 2006#                    10.30       .05          .26              .31             --             --
   March 31, 2006                          9.72       .12          .62              .74           (.16)            --
   March 31, 2005                          9.85       .06          .07              .13           (.26)            --
   March 31, 2004                          7.06       .09         2.78             2.87           (.08)            --
   March 31, 2003                          8.41       .07        (1.21)           (1.14)          (.21)            --
   March 31, 2002                          8.13       .08          .49              .57           (.29)            --
BANKING FUND A-CLASS
   SEPTEMBER 30, 2006#                    10.34       .06          .28              .34             --             --
   March 31, 2006                          9.72       .14          .64              .78           (.16)            --
   March 31, 2005*                        10.06       .06         (.14)            (.08)          (.26)            --
BANKING FUND C-CLASS
   SEPTEMBER 30, 2006#                    10.20       .03          .29              .32             --             --
   March 31, 2006                          9.66       .06          .64              .70           (.16)            --
   March 31, 2005                          9.87       .04          .01              .05           (.26)            --
   March 31, 2004                          7.12       .04         2.79             2.83           (.08)            --
   March 31, 2003                          8.54       .02        (1.23)           (1.21)          (.21)            --
   March 31, 2002                          8.27       .03          .53              .56           (.29)            --
BASIC MATERIALS FUND INVESTOR CLASS
   SEPTEMBER 30, 2006#                    35.23       .14        (1.37)           (1.23)            --             --
   March 31, 2006                         30.66       .32         4.44             4.76           (.19)            --
   March 31, 2005                         25.46       .14         5.06             5.20             --             --
   March 31, 2004                         17.22       .05         8.32             8.37           (.13)            --
   March 31, 2003++                       24.30       .12        (7.17)           (7.05)          (.03)            --
   March 31, 2002++                       21.03       .27         3.27             3.54           (.27)            --
BASIC MATERIALS FUND ADVISOR CLASS
   SEPTEMBER 30, 2006#                    34.03       .08        (1.35)           (1.27)            --             --
   March 31, 2006                         29.78       .16         4.28             4.44           (.19)            --
   March 31, 2005                         24.85       .01         4.92             4.93             --             --
   March 31, 2004                         16.89       .02         8.07             8.09           (.13)            --
   March 31, 2003++                       23.91      (.06)       (6.93)           (6.99)          (.03)            --
   March 31, 2002++                       20.79       .15         3.24             3.39           (.27)            --
BASIC MATERIALS FUND A-CLASS
   SEPTEMBER 30, 2006#                    34.19       .11        (1.33)           (1.22)            --             --
   March 31, 2006                         29.84       .29         4.25             4.54           (.19)            --
   March 31, 2005*                        25.80       .07         3.97             4.04             --             --

                                                                                                     RATIOS TO
                                                                                                 AVERAGE NET ASSETS:
                                                                                                 -------------------
                                                  NET INCREASE   NET ASSET                          NET                 NET ASSETS,
                                                  (DECREASE) IN    VALUE,      TOTAL             INVESTMENT  PORTFOLIO    END OF
                                       TOTAL        NET ASSET     END OF    INVESTMENT   TOTAL    INCOME     TURNOVER  PERIOD (000'S
                                   DISTRIBUTIONS      VALUE       PERIOD      RETURN    EXPENSES   (LOSS)    RATE***     OMITTED)
------------------------------------------------------------------------------------------------------------------------------------
BANKING FUND INVESTOR CLASS
   SEPTEMBER 30, 2006#                $    --        $   .37      $ 11.23      3.41%     1.37%**    1.66%**       559%     $  5,601
   March 31, 2006                        (.16)           .69        10.86      8.41%     1.34%      1.48%       1,834%        8,713
   March 31, 2005                        (.26)          (.08)       10.17      1.61%     1.34%      1.26%       1,692%        4,899
   March 31, 2004                        (.08)          2.95        10.25     41.53%     1.36%      1.51%       1,435%       12,504
   March 31, 2003                        (.21)         (1.33)        7.30    (13.15)%    1.38%      1.52%       1,495%        7,352
   March 31, 2002                        (.29)           .36         8.63      8.30%     1.50%      1.49%       1,292%       28,992
BANKING FUND ADVISOR CLASS
   SEPTEMBER 30, 2006#                     --            .31        10.61      3.01%     1.88%**    0.97%**       559%        3,108
   March 31, 2006                        (.16)           .58        10.30      7.66%     1.84%      1.20%       1,834%        1,537
   March 31, 2005                        (.26)          (.13)        9.72      1.17%     1.86%      0.60%       1,692%        2,955
   March 31, 2004                        (.08)          2.79         9.85     40.67%     1.86%      1.04%       1,435%        3,712
   March 31, 2003                        (.21)         (1.35)        7.06    (13.73)%    1.89%      0.91%       1,495%          390
   March 31, 2002                        (.29)           .28         8.41      7.44%     1.91%      0.95%       1,292%       23,281
BANKING FUND A-CLASS
   SEPTEMBER 30, 2006#                     --            .34        10.68      3.29%     1.64%**    1.28%**       559%          371
   March 31, 2006                        (.16)           .62        10.34      8.07%     1.62%      1.40%       1,834%           97
   March 31, 2005*                       (.26)          (.34)        9.72     (0.95)%    1.57%**    1.03%**     1,692%           15
BANKING FUND C-CLASS
   SEPTEMBER 30, 2006#                     --            .32        10.52      3.14%     2.38%**    0.52%**       559%        1,651
   March 31, 2006                        (.16)           .54        10.20      7.29%     2.35%      0.59%       1,834%          673
   March 31, 2005                        (.26)          (.21)        9.66      0.35%     2.34%      0.43%       1,692%          867
   March 31, 2004                        (.08)          2.75         9.87     39.76%     2.37%      0.41%       1,435%        1,829
   March 31, 2003                        (.21)         (1.42)        7.12    (14.35)%    2.38%      0.23%       1,495%           76
   March 31, 2002                        (.29)           .27         8.54      7.19%     2.40%      0.42%       1,292%           15
BASIC MATERIALS FUND INVESTOR CLASS
   SEPTEMBER 30, 2006#                     --          (1.23)       34.00     (3.49)%    1.36%**    0.83%**       261%       12,010
   March 31, 2006                        (.19)          4.57        35.23     15.60%     1.35%      1.04%         826%       23,630
   March 31, 2005                          --           5.20        30.66     20.42%     1.33%      0.51%         891%       34,039
   March 31, 2004                        (.13)          8.24        25.46     48.70%     1.38%      0.20%       1,669%       29,749
   March 31, 2003++                      (.03)         (7.08)       17.22    (29.02)%    1.39%      0.53%       1,943%        3,360
   March 31, 2002++                      (.27)          3.27        24.30     16.89%     1.41%      1.12%       1,523%       45,716
BASIC MATERIALS FUND ADVISOR CLASS
   SEPTEMBER 30, 2006#                     --          (1.27)       32.76     (3.73)%    1.86%**    0.50%**       261%        4,408
   March 31, 2006                        (.19)          4.25        34.03     14.98%     1.85%      0.55%         826%        7,619
   March 31, 2005                          --           4.93        29.78     19.84%     1.82%      0.03%         891%       12,987
   March 31, 2004                        (.13)          7.96        24.85     47.99%     1.87%      0.09%       1,669%       13,483
   March 31, 2003++                      (.03)         (7.02)       16.89    (29.24)%    1.89%     (0.23)%      1,943%        2,419
   March 31, 2002++                      (.27)          3.12        23.91     16.36%     2.00%      0.65%       1,523%       30,839
BASIC MATERIALS FUND A-CLASS
   SEPTEMBER 30, 2006#                     --          (1.22)       32.97     (3.57)%    1.63%**    0.64%**       261%        1,717
   March 31, 2006                        (.19)          4.35        34.19     15.29%     1.63%      0.97%         826%          659
   March 31, 2005*                         --           4.04        29.84     15.66%     1.55%**    0.44%**       891%          210

  * SINCE THE COMMENCEMENT OF OPERATIONS: SEPTEMBER 1, 2004 -- BANKING FUND A-CLASS AND BASIC MATERIALS A-CLASS.

 **   ANNUALIZED

*** PORTFOLIO TURNOVER RATE IS CALCULATED WITHOUT REGARD TO SHORT-TERM SECURITIES HAVING A MATURITY OF LESS THAN ONE YEAR.

  +   CALCULATED USING THE AVERAGE DAILY SHARES OUTSTANDING FOR THE YEAR.

 ++ PER SHARE AMOUNTS FOR THE YEARS ENDED MARCH 31, 2002 THROUGH MARCH 31, 2003 HAVE BEEN RESTATED TO REFLECT A 1:3 REVERSE STOCK SPLIT EFFECTIVE APRIL 21, 2003.

  #   UNAUDITED


62 | THE RYDEX SERIES FUNDS SEMI-ANNUAL REPORT

--------------------------------------------------------------------------------

This table is presented to show selected data for a share outstanding throughout each period, and to assist shareholders in evaluating a Fund's performance for the periods presented.

                                                             NET REALIZED    NET INCREASE
                                     NET ASSET     NET           AND          (DECREASE)     DISTRIBUTIONS  DISTRIBUTIONS
                                      VALUE,    INVESTMENT    UNREALIZED     IN NET ASSET      FROM NET       FROM NET
                                     BEGINNING    INCOME    GAINS (LOSSES)  VALUE RESULTING   INVESTMENT      REALIZED
                                     OF PERIOD   (LOSS)+    ON SECURITIES   FROM OPERATIONS     INCOME      CAPITAL GAINS
-------------------------------------------------------------------------------------------------------------------------
BASIC MATERIALS FUND C-CLASS
   SEPTEMBER 30, 2006#                $ 33.48     $ (.01)     $  (1.32)        $   (1.33)      $    --         $    --
   March 31, 2006                       29.44        .03          4.20              4.23          (.19)             --
   March 31, 2005                       24.68       (.12)         4.88              4.76            --              --
   March 31, 2004                       16.86       (.14)         8.09              7.95          (.13)             --
   March 31, 2003++                     24.03       (.06)        (7.08)            (7.14)         (.03)             --
   March 31, 2002*++                    23.13       (.03)         1.20              1.17          (.27)             --
BIOTECHNOLOGY FUND INVESTOR CLASS
   SEPTEMBER 30, 2006#                  23.45       (.13)        (2.02)            (2.15)           --              --
   March 31, 2006                       17.59       (.26)         6.12              5.86            --              --
   March 31, 2005                       20.56       (.24)        (2.73)            (2.97)           --              --
   March 31, 2004                       13.75       (.24)         7.05              6.81            --              --
   March 31, 2003                       20.86       (.19)        (6.92)            (7.11)           --              --
   March 31, 2002                       21.66       (.28)         (.52)             (.80)           --              --
BIOTECHNOLOGY FUND ADVISOR CLASS
   SEPTEMBER 30, 2006#                  22.44       (.18)        (1.92)            (2.10)           --              --
   March 31, 2006                       16.91       (.36)         5.89              5.53            --              --
   March 31, 2005                       19.86       (.32)        (2.63)            (2.95)           --              --
   March 31, 2004                       13.35       (.32)         6.83              6.51            --              --
   March 31, 2003                       20.36       (.25)        (6.76)            (7.01)           --              --
   March 31, 2002                       21.25       (.40)         (.49)             (.89)           --              --
BIOTECHNOLOGY FUND A-CLASS
   SEPTEMBER 30, 2006#                  22.50       (.16)        (1.93)            (2.09)           --              --
   March 31, 2006                       16.93       (.33)         5.90              5.57            --              --
   March 31, 2005*                      17.89       (.16)         (.80)             (.96)           --              --
BIOTECHNOLOGY FUND C-CLASS
   SEPTEMBER 30, 2006#                  22.27       (.23)        (1.91)            (2.14)           --              --
   March 31, 2006                       16.87       (.47)         5.87              5.40            --              --
   March 31, 2005                       19.92       (.42)        (2.63)            (3.05)           --              --
   March 31, 2004                       13.47       (.43)         6.88              6.45            --              --
   March 31, 2003                       20.66       (.33)        (6.86)            (7.19)           --              --
   March 31, 2002                       21.66       (.54)         (.46)            (1.00)           --              --
COMMODITIES FUND A-CLASS
   SEPTEMBER 30, 2006#                  27.29        .51         (3.66)            (3.15)           --              --
   March 31, 2006*                      25.00        .61          1.68              2.29            --              --
COMMODITIES FUND C-CLASS
   SEPTEMBER 30, 2006#                  27.10        .43         (3.65)            (3.22)           --              --
   March 31, 2006*                      25.00        .42          1.68              2.10            --              --
COMMODITIES FUND H-CLASS
   SEPTEMBER 30, 2006#                  27.29        .54         (3.70)            (3.16)           --              --
   March 31, 2006+                      25.00        .61          1.68              2.29            --              --

                                                                                          RATIOS TO
                                                                                      AVERAGE NET ASSETS:
                                                                                      -------------------
                                                   NET INCREASE  NET ASSET                         NET                  NET ASSETS,
                                                   (DECREASE) IN  VALUE,     TOTAL              INVESTMENT  PORTFOLIO     END OF
                                         TOTAL       NET ASSET    END OF   INVESTMENT   TOTAL     INCOME    TURNOVER   PERIOD (000'S
                                     DISTRIBUTIONS     VALUE      PERIOD     RETURN   EXPENSES    (LOSS)     RATE***     OMITTED)
------------------------------------------------------------------------------------------------------------------------------------
BASIC MATERIALS FUND C-CLASS
   SEPTEMBER 30, 2006#                  $    --       $ (1.33)    $ 32.15    (3.97)%   2.37%**   (0.08)%**      261%     $  6,477
   March 31, 2006                          (.19)         4.04       33.48    14.44%    2.36%      0.11%         826%        6,041
   March 31, 2005                            --          4.76       29.44    19.29%    2.32%     (0.43)%        891%        7,421
   March 31, 2004                          (.13)         7.82       24.68    47.25%    2.38%     (0.62)%      1,669%        5,311
   March 31, 2003++                        (.03)        (7.17)      16.86   (29.72)%   2.39%     (0.23)%      1,943%          294
   March 31, 2002*++                       (.27)          .90       24.03     5.10%    2.60%**   (0.13)%**    1,523%          525
BIOTECHNOLOGY FUND INVESTOR CLASS
   SEPTEMBER 30, 2006#                       --         (2.15)      21.30    (9.17)%   1.36%**   (1.27)%**      160%       83,115
   March 31, 2006                            --          5.86       23.45    33.31%    1.34%     (1.25)%        338%      104,126
   March 31, 2005                            --         (2.97)      17.59   (14.45)%   1.33%     (1.25)%        585%       74,890
   March 31, 2004                            --          6.81       20.56    49.53%    1.35%     (1.31)%        548%      135,619
   March 31, 2003                            --         (7.11)      13.75   (34.08)%   1.38%     (1.31)%        477%      111,003
   March 31, 2002                            --          (.80)      20.86    (3.69)%   1.23%     (1.20)%        390%      218,263
BIOTECHNOLOGY FUND ADVISOR CLASS
   SEPTEMBER 30, 2006#                       --         (2.10)      20.34    (9.36)%   1.84%**   (1.75)%**      160%        9,033
   March 31, 2006                            --          5.53       22.44    32.70%    1.86%     (1.76)%        338%       26,240
   March 31, 2005                            --         (2.95)      16.91   (14.85)%   1.83%     (1.75)%        585%       10,231
   March 31, 2004                            --          6.51       19.86    48.76%    1.84%     (1.79)%        548%       12,708
   March 31, 2003                            --         (7.01)      13.35   (34.43)%   1.88%     (1.82)%        477%       24,280
   March 31, 2002                            --          (.89)      20.36    (4.19)%   1.72%     (1.69)%        390%       20,931
BIOTECHNOLOGY FUND A-CLASS
   SEPTEMBER 30, 2006#                       --         (2.09)      20.41    (9.29)%   1.59%**   (1.50)%**      160%        1,373
   March 31, 2006                            --          5.57       22.50    32.90%    1.63%     (1.52)%        338%        5,087
   March 31, 2005*                           --          (.96)      16.93    (5.37)%   1.53%**   (1.47)%**      585%           74
BIOTECHNOLOGY FUND C-CLASS
   SEPTEMBER 30, 2006#                       --         (2.14)      20.13    (9.61)%   2.33%**   (2.24)%**      160%        3,026
   March 31, 2006                            --          5.40       22.27    32.01%    2.36%     (2.27)%        338%        7,786
   March 31, 2005                            --         (3.05)      16.87   (15.31)%   2.33%     (2.23)%        585%        2,625
   March 31, 2004                            --          6.45       19.92    47.88%    2.36%     (2.32)%        548%        3,567
   March 31, 2003                            --         (7.19)      13.47   (34.80)%   2.38%     (2.30)%        477%        1,667
   March 31, 2002                            --         (1.00)      20.66    (4.62)%   2.38%     (2.36)%        390%          967
COMMODITIES FUND A-CLASS
   SEPTEMBER 30, 2006#                       --         (3.15)      24.14   (11.54)%   1.27%**    3.54%**        --         4,772
   March 31, 2006*                           --          2.29       27.29     9.16%    1.71%**    2.76%**        --         8,751
COMMODITIES FUND C-CLASS
   SEPTEMBER 30, 2006#                       --         (3.22)      23.88   (11.88)%   1.98%**    3.03%**        --         3,520
   March 31, 2006*                           --          2.10       27.10     8.40%    2.34%**    1.79%**        --         4,128
COMMODITIES FUND H-CLASS
   SEPTEMBER 30, 2006#                       --         (3.16)      24.13   (11.58)%   1.24%**    3.78%**        --        31,165
   March 31, 2006+                           --          2.29       27.29     9.16%    1.57%**    2.56%**        --        29,028

  * SINCE THE COMMENCEMENT OF OPERATIONS: MAY 3, 2001 -- BASIC MATERIALS FUND C-CLASS; SEPTEMBER 1, 2004 -- BIOTECHNOLOGY FUND A-CLASS; MAY 25, 2005 -- COMMODITIES FUND A-CLASS, C-CLASS AND H-CLASS.

 **   ANNUALIZED

*** PORTFOLIO TURNOVER RATE IS CALCULATED WITHOUT REGARD TO SHORT-TERM SECURITIES HAVING A MATURITY OF LESS THAN ONE YEAR.

  +   CALCULATED USING THE AVERAGE DAILY SHARES OUTSTANDING FOR THE YEAR.

 ++ PER SHARE AMOUNTS FOR THE PERIODS ENDED MARCH 31, 2002 THROUGH MARCH 31, 2003 HAVE BEEN RESTATED TO REFLECT A 1:3 REVERSE STOCK SPLIT EFFECTIVE APRIL 21, 2003.

  #   UNAUDITED


                                  THE RYDEX SERIES FUNDS SEMI-ANNUAL REPORT | 63

--------------------------------------------------------------------------------

This table is presented to show selected data for a share outstanding throughout each period, and to assist shareholders in evaluating a Fund's performance for the periods presented.

                                                               NET REALIZED    NET INCREASE
                                     NET ASSET     NET             AND          (DECREASE)     DISTRIBUTIONS   DISTRIBUTIONS
                                      VALUE,    INVESTMENT      UNREALIZED     IN NET ASSET      FROM NET        FROM NET
                                     BEGINNING    INCOME      GAINS (LOSSES)  VALUE RESULTING   INVESTMENT       REALIZED
                                     OF PERIOD   (LOSS)+      ON SECURITIES   FROM OPERATIONS     INCOME       CAPITAL GAINS
-----------------------------------------------------------------------------------------------------------------------------
CONSUMER PRODUCTS FUND INVESTOR CLASS
   SEPTEMBER 30, 2006#              $  31.03   $   .17       $    2.39       $      2.56       $    --         $      --
   March 31, 2006                      30.50       .30             .65               .95          (.42)               --
   March 31, 2005                      28.68       .18            1.65              1.83          (.01)               --
   March 31, 2004                      20.85       .14            7.74              7.88          (.05)               --
   March 31, 2003++                    25.08       .12           (4.23)            (4.11)         (.12)               --
   March 31, 2002++                    21.54       .12            3.48              3.60          (.06)               --

CONSUMER PRODUCTS FUND ADVISOR CLASS
   SEPTEMBER 30, 2006#                 29.96       .07            2.32              2.39            --                --
   March 31, 2006                      29.66       .03             .69               .72          (.42)               --
   March 31, 2005                      27.99       .05            1.63              1.68          (.01)               --
   March 31, 2004                      20.46      (.04)           7.62              7.58          (.05)               --
   March 31, 2003++                    24.69      (.03)          (4.08)            (4.11)         (.12)               --
   March 31, 2002++                    21.24       .03            3.48              3.51          (.06)               --

CONSUMER PRODUCTS FUND A-CLASS
   SEPTEMBER 30, 2006#                 30.07       .11            2.33              2.44            --                --
   March 31, 2006                      29.69       .18             .62               .80          (.42)               --
   March 31, 2005*                     27.42       .06            2.22              2.28          (.01)               --

CONSUMER PRODUCTS FUND C-CLASS
   SEPTEMBER 30, 2006#                 29.55      (.02)           2.30              2.28            --                --
   March 31, 2006                      29.53      (.03)            .47               .44          (.42)               --
   March 31, 2005                      27.92      (.13)           1.75              1.62          (.01)               --
   March 31, 2004                      20.52      (.20)           7.65              7.45          (.05)               --
   March 31, 2003++                    24.93      (.09)          (4.20)            (4.29)         (.12)               --
   March 31, 2002*++                   21.81      (.03)           3.21              3.18          (.06)               --

ELECTRONICS FUND INVESTOR CLASS
   SEPTEMBER 30, 2006#                 13.52      (.05)          (1.26)            (1.31)           --                --
   March 31, 2006                      10.31      (.11)           3.32              3.21            --                --
   March 31, 2005                      13.43      (.08)          (3.04)            (3.12)           --                --
   March 31, 2004                       8.08      (.15)           5.50              5.35            --                --
   March 31, 2003                      16.96      (.12)          (8.76)            (8.88)           --                --
   March 31, 2002                      16.54      (.18)            .60               .42            --                --

ELECTRONICS FUND ADVISOR CLASS
   SEPTEMBER 30, 2006#                 12.98      (.08)          (1.22)            (1.30)           --                --
   March 31, 2006                       9.95      (.16)           3.19              3.03            --                --
   March 31, 2005                      13.02      (.14)          (2.93)            (3.07)           --                --
   March 31, 2004                       7.87      (.21)           5.36              5.15            --                --
   March 31, 2003                      16.62      (.16)          (8.59)            (8.75)           --                --
   March 31, 2002                      16.28      (.26)            .60               .34            --                --

                                                                                           RATIOS TO
                                                                                       AVERAGE NET ASSETS:
                                                                                       -------------------
                                                 NET INCREASE  NET ASSET                            NET                 NET ASSETS,
                                                 (DECREASE) IN  VALUE,      TOTAL                INVESTMENT  PORTFOLIO    END OF
                                       TOTAL       NET ASSET    END OF    INVESTMENT     TOTAL     INCOME    TURNOVER  PERIOD (000'S
                                   DISTRIBUTIONS     VALUE      PERIOD      RETURN     EXPENSES    (LOSS)     RATE***    OMITTED)
------------------------------------------------------------------------------------------------------------------------------------
CONSUMER PRODUCTS FUND INVESTOR CLASS
   SEPTEMBER 30, 2006#               $    --       $   2.56    $  33.59      8.25%       1.37%**     1.07%**     210%   $   49,560
   March 31, 2006                       (.42)           .53       31.03      3.13%       1.32%       0.98%       813%       11,815
   March 31, 2005                       (.01)          1.82       30.50      6.40%       1.33%       0.60%       907%       15,470
   March 31, 2004                       (.05)          7.83       28.68     37.84%       1.36%       0.56%       914%       23,560
   March 31, 2003++                     (.12)         (4.23)      20.85    (16.38)%      1.39%       0.53%     1,205%        1,640
   March 31, 2002++                     (.06)          3.54       25.08     16.71%       1.56%       0.53%       890%       20,083

CONSUMER PRODUCTS FUND ADVISOR CLASS
   SEPTEMBER 30, 2006#                    --           2.39       32.35      7.98%       1.87%**     0.46%**     210%       18,793
   March 31, 2006                       (.42)           .30       29.96      2.44%       1.82%       0.08%       813%        6,487
   March 31, 2005                       (.01)          1.67       29.66      6.02%       1.82%       0.19%       907%       26,851
   March 31, 2004                       (.05)          7.53       27.99     37.10%       1.86%      (0.18)%      914%       13,357
   March 31, 2003++                     (.12)         (4.23)      20.46    (16.64)%      1.89%      (0.09)%    1,205%        3,120
   March 31, 2002++                     (.06)          3.45       24.69     16.52%       2.02%       0.18%       890%       33,201

CONSUMER PRODUCTS FUND A-CLASS
   SEPTEMBER 30, 2006#                    --           2.44       32.51      8.11%       1.61%**     0.74%**     210%        2,639
   March 31, 2006                       (.42)           .38       30.07      2.71%       1.60%       0.62%       813%        1,475
   March 31, 2005*                      (.01)          2.27       29.69      8.33%       1.56%**     0.42%**     907%          463

CONSUMER PRODUCTS FUND C-CLASS
   SEPTEMBER 30, 2006#                    --           2.28       31.83      7.72%       2.38%**    (0.16)%**    210%        7,426
   March 31, 2006                       (.42)           .02       29.55      1.50%       2.33%      (0.11)%      813%        1,340
   March 31, 2005                       (.01)          1.61       29.53      5.82%       2.31%      (0.44)%      907%        8,048
   March 31, 2004                       (.05)          7.40       27.92     36.36%       2.37%      (0.79)%      914%        4,259
   March 31, 2003++                     (.12)         (4.41)      20.52    (17.20)%      2.39%      (0.35)%    1,205%          196
   March 31, 2002*++                    (.06)          3.12       24.93     14.57%       2.57%**    (0.19)%**    890%          501

ELECTRONICS FUND INVESTOR CLASS
   SEPTEMBER 30, 2006#                    --          (1.31)      12.21     (9.69)%      1.37%**    (0.78)%**    350%       26,083
   March 31, 2006                         --           3.21       13.52     31.13%       1.34%      (0.91)%      911%       34,194
   March 31, 2005                         --          (3.12)      10.31    (23.23)%      1.33%      (0.76)%    1,106%       27,150
   March 31, 2004                         --           5.35       13.43     66.21%       1.36%      (1.20)%    1,359%       46,200
   March 31, 2003                         --          (8.88)       8.08    (52.36)%      1.39%      (1.20)%    2,413%       31,655
   March 31, 2002                         --            .42       16.96      2.54%       1.29%      (1.08)%    1,279%       96,671

ELECTRONICS FUND ADVISOR CLASS
   SEPTEMBER 30, 2006#                    --          (1.30)      11.68    (10.02)%      1.84%**    (1.20)%**    350%        3,876
   March 31, 2006                         --           3.03       12.98     30.45%       1.84%      (1.39)%      911%       14,089
   March 31, 2005                         --          (3.07)       9.95    (23.58)%      1.83%      (1.32)%    1,106%       12,613
   March 31, 2004                         --           5.15       13.02     65.44%       1.85%      (1.70)%    1,359%        3,341
   March 31, 2003                         --          (8.75)       7.87    (52.65)%      1.87%      (1.72)%    2,413%        7,389
   March 31, 2002                         --            .34       16.62      2.09%       1.75%      (1.50)%    1,279%        9,528

  * SINCE THE COMMENCEMENT OF OPERATIONS: JULY 24, 2001 -- CONSUMER PRODUCTS FUND C-CLASS; SEPTEMBER 1, 2004 -- CONSUMER PRODUCTS FUND A-CLASS.

 **   ANNUALIZED

*** PORTFOLIO TURNOVER RATE IS CALCULATED WITHOUT REGARD TO SHORT-TERM SECURITIES HAVING A MATURITY OF LESS THAN ONE YEAR.

  +   CALCULATED USING THE AVERAGE DAILY SHARES OUTSTANDING FOR THE YEAR.

 ++ PER SHARE AMOUNTS FOR THE PERIODS ENDED MARCH 31, 2002 THROUGH MARCH 31, 2003 HAVE BEEN RESTATED TO REFLECT A 1:3 REVERSE STOCK SPLIT EFFECTIVE APRIL 21, 2003.

  #   UNAUDITED


64 | THE RYDEX SERIES FUNDS SEMI-ANNUAL REPORT

--------------------------------------------------------------------------------

This table is presented to show selected data for a share outstanding throughout each period, and to assist shareholders in evaluating a Fund's performance for the periods presented.

                                                           NET REALIZED    NET INCREASE
                                   NET ASSET      NET          AND          (DECREASE)    DISTRIBUTIONS  DISTRIBUTIONS
                                    VALUE,    INVESTMENT    UNREALIZED     IN NET ASSET     FROM NET       FROM NET
                                   BEGINNING    INCOME    GAINS (LOSSES)  VALUE RESULTING  INVESTMENT      REALIZED        TOTAL
                                   OF PERIOD    (LOSS)+   ON SECURITIES   FROM OPERATIONS    INCOME      CAPITAL GAINS DISTRIBUTIONS
------------------------------------------------------------------------------------------------------------------------------------
ELECTRONICS FUND A-CLASS
   SEPTEMBER 30, 2006#             $  13.03     $ (.06)      $   (1.21)      $   (1.27)     $    --        $     --        $   --
   March 31, 2006                      9.96       (.14)           3.21            3.07           --              --            --
   March 31, 2005*                     9.22       (.07)            .81             .74           --              --            --

ELECTRONICS FUND C-CLASS
   SEPTEMBER 30, 2006#                12.86       (.10)          (1.20)          (1.30)          --              --            --
   March 31, 2006                      9.90       (.21)           3.17            2.96           --              --            --
   March 31, 2005                     13.00       (.20)          (2.90)          (3.10)          --              --            --
   March 31, 2004                      7.91       (.27)           5.36            5.09           --              --            --
   March 31, 2003                     16.82       (.22)          (8.69)          (8.91)          --              --            --
   March 31, 2002                     16.54       (.37)            .65             .28           --              --            --

ENERGY FUND INVESTOR CLASS
   SEPTEMBER 30, 2006#                21.68       (.01)           (.85)           (.86)          --              --            --
   March 31, 2006                     17.12        .02            5.02            5.04         (.03)           (.45)         (.48)
   March 31, 2005                     11.94        .05            5.14            5.19         (.01)             --          (.01)
   March 31, 2004                      8.80         --            3.17            3.17         (.03)             --          (.03)
   March 31, 2003                     11.26        .02           (2.47)          (2.45)        (.01)             --          (.01)
   March 31, 2002                     11.43        .12            (.19)           (.07)        (.10)             --          (.10)

ENERGY FUND ADVISOR CLASS
   SEPTEMBER 30, 2006#                20.96       (.06)           (.82)           (.88)          --              --            --
   March 31, 2006                     16.65       (.07)           4.86            4.79         (.03)           (.45)         (.48)
   March 31, 2005                     11.68       (.02)           5.00            4.98         (.01)             --          (.01)
   March 31, 2004                      8.63       (.03)           3.11            3.08         (.03)             --          (.03)
   March 31, 2003                     11.09         --           (2.45)          (2.45)        (.01)             --          (.01)
   March 31, 2002                     11.33        .05            (.19)           (.14)        (.10)             --          (.10)

ENERGY FUND A-CLASS
   SEPTEMBER 30, 2006#                21.04       (.04)           (.82)           (.86)          --              --            --
   March 31, 2006                     16.68       (.05)           4.89            4.84         (.03)           (.45)         (.48)
   March 31, 2005*                    12.79        .02            3.88            3.90         (.01)             --          (.01)

ENERGY FUND C-CLASS
   SEPTEMBER 30, 2006#                20.62       (.11)           (.80)           (.91)          --              --            --
   March 31, 2006                     16.47       (.16)           4.79            4.63         (.03)           (.45)         (.48)
   March 31, 2005                     11.60       (.08)           4.96            4.88         (.01)             --          (.01)
   March 31, 2004                      8.63       (.12)           3.12            3.00         (.03)             --          (.03)
   March 31, 2003                     11.14       (.07)          (2.43)          (2.50)        (.01)             --          (.01)
   March 31, 2002*                    11.87       (.09)           (.54)           (.63)        (.10)             --          (.10)

ENERGY SERVICES FUND INVESTOR CLASS
   SEPTEMBER 30, 2006#                45.05       (.21)          (4.09)          (4.30)          --              --            --
   March 31, 2006                     30.12       (.30)          15.23           14.93           --              --            --
   March 31, 2005                     21.74       (.22)           8.60            8.38           --              --            --
   March 31, 2004                     17.37       (.18)           4.55            4.37           --              --            --
   March 31, 2003++                   22.47       (.15)          (4.95)          (5.10)          --              --            --
   March 31, 2002++                   27.30       (.18)          (4.65)          (4.83)          --              --            --

                                                                                 RATIOS TO
                                                                            AVERAGE NET ASSETS:
                                                                            -------------------
                                   NET INCREASE  NET ASSET                                  NET                  NET ASSETS,
                                    (DECREASE)    VALUE,      TOTAL                      INVESTMENT   PORTFOLIO    END OF
                                   IN NET ASSET   END OF    INVESTMENT   GROSS     NET     INCOME     TURNOVER  PERIOD (000'S
                                      VALUE       PERIOD      RETURN    EXPENSES EXPENSES  (LOSS)      RATE***    OMITTED)
------------------------------------------------------------------------------------------------------------------------------
ELECTRONICS FUND A-CLASS
   SEPTEMBER 30, 2006#             $  (1.27)    $  11.76       (9.75)%   1.62%**  1.62%**  (0.95)%**    350%       $   204
   March 31, 2006                      3.07        13.03       30.82%    1.64%    1.64%    (1.18)%      911%         1,253
   March 31, 2005*                      .74         9.96        8.03%    1.59%**  1.59%**  (1.21)%**  1,106%             1

ELECTRONICS FUND C-CLASS
   SEPTEMBER 30, 2006#                (1.30)       11.56      (10.11)%   2.38%**  2.38%**  (1.75)%**    350%         4,600
   March 31, 2006                      2.96        12.86       29.90%    2.36%    2.36%    (1.91)%      911%         5,015
   March 31, 2005                     (3.10)        9.90      (23.85)%   2.33%    2.33%    (1.86)%    1,106%         2,119
   March 31, 2004                      5.09        13.00       64.35%    2.36%    2.36%    (2.20)%    1,359%         1,111
   March 31, 2003                     (8.91)        7.91      (52.97)%   2.39%    2.39%    (2.21)%    2,413%           940
   March 31, 2002                       .28        16.82        1.69%    2.49%    2.49%    (2.27)%    1,279%           388

ENERGY FUND INVESTOR CLASS
   SEPTEMBER 30, 2006#                 (.86)       20.82       (3.97)%   1.36%**  1.36%**  (0.07)%**    161%        67,629
   March 31, 2006                      4.56        21.68       29.60%    1.34%    1.34%     0.08%       415%        90,331
   March 31, 2005                      5.18        17.12       43.43%    1.33%    1.33%     0.40%       546%       111,762
   March 31, 2004                      3.14        11.94       36.12%    1.36%    1.36%     0.04%       913%        61,800
   March 31, 2003                     (2.46)        8.80      (21.79)%   1.39%    1.39%     0.24%     1,362%         4,703
   March 31, 2002                      (.17)       11.26       (0.52)%   1.32%    1.32%     1.06%     1,502%        31,769

ENERGY FUND ADVISOR CLASS
   SEPTEMBER 30, 2006#                 (.88)       20.08       (4.20)%   1.86%**  1.86%**  (0.58)%**    161%        14,820
   March 31, 2006                      4.31        20.96       28.93%    1.85%    1.84%    (0.38)%      415%        18,162
   March 31, 2005                      4.97        16.65       42.60%    1.82%    1.82%    (0.11)%      546%        25,000
   March 31, 2004                      3.05        11.68       35.79%    1.92%    1.92%    (0.25)%      913%         4,895
   March 31, 2003                     (2.46)        8.63      (22.13)%   1.88%    1.88%    (0.03)%    1,362%         7,039
   March 31, 2002                      (.24)       11.09       (1.14)%   1.80%    1.80%     0.42%     1,502%         9,621

ENERGY FUND A-CLASS
   SEPTEMBER 30, 2006#                 (.86)       20.18       (4.09)%   1.62%**  1.62%**  (0.38)%**    161%         4,744
   March 31, 2006                      4.36        21.04       29.18%    1.61%    1.60%    (0.25)%      415%         3,210
   March 31, 2005*                     3.89        16.68       30.46%    1.45%**  1.45%**   0.19%**     546%           744

ENERGY FUND C-CLASS
   SEPTEMBER 30, 2006#                 (.91)       19.71       (4.41)%   2.36%**  2.36%**  (1.08)%**    161%        17,967
   March 31, 2006                      4.15        20.62       28.27%    2.35%    2.35%    (0.88)%      415%        23,734
   March 31, 2005                      4.87        16.47       42.03%    2.33%    2.33%    (0.61)%      546%        17,993
   March 31, 2004                      2.97        11.60       34.86%    2.36%    2.36%    (1.08)%      913%         6,571
   March 31, 2003                     (2.51)        8.63      (22.48)%   2.38%    2.38%    (0.81)%    1,362%         1,471
   March 31, 2002*                     (.73)       11.14       (5.22)%   2.51%**  2.51%**  (0.92)%**  1,502%           392

ENERGY SERVICES FUND INVESTOR CLASS
   SEPTEMBER 30, 2006#                (4.30)       40.75       (9.54)%   1.36%**  1.36%**  (0.95)%**     83%        84,629
   March 31, 2006                     14.93        45.05       49.57%    1.35%    1.35%    (0.81)%      324%       147,439
   March 31, 2005                      8.38        30.12       38.55%    1.31%    1.31%    (0.85)%      501%        99,603
   March 31, 2004                      4.37        21.74       25.16%    1.37%    1.37%    (0.96)%    1,009%        47,344
   March 31, 2003++                   (5.10)       17.37      (22.70)%   1.39%    1.39%    (0.72)%      971%        15,144
   March 31, 2002++                   (4.83)       22.47      (17.69)%   1.54%    1.54%    (0.74)%      949%        51,983

  * SINCE THE COMMENCEMENT OF OPERATIONS: APRIL 19, 2001 -- ENERGY FUND C-CLASS; SEPTEMBER 1, 2004 -- ELECTRONICS FUND A-CLASS AND ENERGY FUND A-CLASS.

 **   ANNUALIZED

*** PORTFOLIO TURNOVER RATE IS CALCULATED WITHOUT REGARD TO SHORT-TERM SECURITIES HAVING A MATURITY OF LESS THAN ONE YEAR.

  +   CALCULATED USING THE AVERAGE DAILY SHARES OUTSTANDING FOR THE YEAR.

 ++ PER SHARE AMOUNTS FOR THE PERIODS ENDED MARCH 31, 2002 THROUGH MARCH 31, 2003 HAVE BEEN RESTATED TO REFLECT A 1:3 REVERSE STOCK SPLIT EFFECTIVE APRIL 21, 2003.

  #   UNAUDITED


                                  THE RYDEX SERIES FUNDS SEMI-ANNUAL REPORT | 65

--------------------------------------------------------------------------------

This table is presented to show selected data for a share outstanding throughout each period, and to assist shareholders in evaluating a Fund's performance for the periods presented.

                                                         NET REALIZED    NET INCREASE
                                 NET ASSET      NET          AND          (DECREASE)     DISTRIBUTIONS  DISTRIBUTIONS
                                  VALUE,    INVESTMENT    UNREALIZED     IN NET ASSET      FROM NET       FROM NET
                                 BEGINNING    INCOME    GAINS (LOSSES)  VALUE RESULTING   INVESTMENT      REALIZED         TOTAL
                                 OF PERIOD    (LOSS)+   ON SECURITIES   FROM OPERATIONS     INCOME      CAPITAL GAINS  DISTRIBUTIONS
------------------------------------------------------------------------------------------------------------------------------------
ENERGY SERVICES FUND ADVISOR CLASS
   SEPTEMBER 30, 2006#             $43.46     $ (.32)      $ (3.92)        $ (4.24)        $   --           $ --        $   --
   March 31, 2006                   29.21       (.47)        14.72           14.25             --             --            --
   March 31, 2005                   21.18       (.33)         8.36            8.03             --             --            --
   March 31, 2004                   17.01       (.27)         4.44            4.17             --             --            --
   March 31, 2003++                 22.08       (.24)        (4.83)          (5.07)            --             --            --
   March 31, 2002++                 26.97       (.27)        (4.62)          (4.89)            --             --            --
ENERGY SERVICES FUND A-CLASS
   SEPTEMBER 30, 2006#              43.67       (.26)        (3.96)          (4.22)            --             --            --
   March 31, 2006                   29.25       (.39)        14.81           14.42             --             --            --
   March 31, 2005*                  23.18       (.18)         6.25            6.07             --             --            --
ENERGY SERVICES FUND C-CLASS
   SEPTEMBER 30, 2006#              42.92       (.41)        (3.87)          (4.28)            --             --            --
   March 31, 2006                   28.98       (.65)        14.59           13.94             --             --            --
   March 31, 2005                   21.12       (.45)         8.31            7.86             --             --            --
   March 31, 2004                   17.04       (.35)         4.43            4.08             --             --            --
   March 31, 2003++                 22.23       (.30)        (4.89)          (5.19)            --             --            --
   March 31, 2002++                 27.30       (.30)        (4.77)          (5.07)            --             --            --
FINANCIAL SERVICES FUND INVESTOR CLASS
   SEPTEMBER 30, 2006#              13.26        .07           .30             .37             --             --            --
   March 31, 2006                   11.40        .17          1.81            1.98           (.12)            --          (.12)
   March 31, 2005                   11.09        .10           .29             .39           (.08)            --          (.08)
   March 31, 2004                    7.66        .09          3.38            3.47           (.04)            --          (.04)
   March 31, 2003                   10.23        .07         (2.62)          (2.55)          (.02)            --          (.02)
   March 31, 2002                   10.00        .04           .29             .33           (.10)            --          (.10)
FINANCIAL SERVICES FUND ADVISOR CLASS
   SEPTEMBER 30, 2006#              12.88        .04           .28             .32             --             --            --
   March 31, 2006                   11.13        .10          1.77            1.87           (.12)            --          (.12)
   March 31, 2005                   10.89        .05           .27             .32           (.08)            --          (.08)
   March 31, 2004                    7.57        .04          3.32            3.36           (.04)            --          (.04)
   March 31, 2003                   10.08        .03         (2.52)          (2.49)          (.02)            --          (.02)
   March 31, 2002                    9.89       (.01)          .30             .29           (.10)            --          (.10)
FINANCIAL SERVICES FUND A-CLASS
   SEPTEMBER 30, 2006#              12.91        .05           .28             .33             --             --            --
   March 31, 2006                   11.13        .14          1.76            1.90           (.12)            --          (.12)
   March 31, 2005*                  10.75        .05           .41             .46           (.08)            --          (.08)

                                                                                 RATIOS TO
                                                                            AVERAGE NET ASSETS:
                                                                            -------------------

                                   NET INCREASE  NET ASSET                                     NET                  NET ASSETS,
                                   (DECREASE)IN   VALUE,      TOTAL                         INVESTMENT  PORTFOLIO     END OF
                                     NET ASSET    END OF    INVESTMENT   GROSS      NET       INCOME    TURNOVER   PERIOD (000'S
                                      VALUE       PERIOD      RETURN    EXPENSES  EXPENSES    (LOSS)     RATE***     OMITTED)
--------------------------------------------------------------------------------------------------------------------------------
ENERGY SERVICES FUND ADVISOR CLASS
   SEPTEMBER 30, 2006#               $ (4.24)     $ 39.22     (9.76)%    1.84%**   1.84%**   (1.45)%**       83%     $14,034
   March 31, 2006                      14.25        43.46     48.78%     1.85%     1.85%     (1.33)%        324%      44,033
   March 31, 2005                       8.03        29.21     37.91%     1.82%     1.82%     (1.37)%        501%      24,647
   March 31, 2004                       4.17        21.18     24.51%     1.87%     1.87%     (1.39)%      1,009%      25,302
   March 31, 2003++                    (5.07)       17.01    (22.96)%    1.88%     1.88%     (1.26)%        971%       1,961
   March 31, 2002++                    (4.89)       22.08    (18.13)%    1.97%     1.97%     (1.21)%        949%      22,051
ENERGY SERVICES FUND A-CLASS
   SEPTEMBER 30, 2006#                 (4.22)       39.45     (9.66)%    1.61%**   1.61%**   (1.20)%**       83%       7,584
   March 31, 2006                      14.42        43.67     49.30%     1.63%     1.63%     (1.00)%        324%       6,569
   March 31, 2005*                      6.07        29.25     26.19%     1.53%**   1.53%**   (1.13)%**      501%         313
ENERGY SERVICES FUND C-CLASS
   SEPTEMBER 30, 2006#                 (4.28)       38.64     (9.97)%    2.35%**   2.35%**   (1.94)%**       83%      22,932
   March 31, 2006                      13.94        42.92     48.10%     2.36%     2.36%     (1.82)%        324%      27,542
   March 31, 2005                       7.86        28.98     37.22%     2.31%     2.31%     (1.84)%        501%      11,529
   March 31, 2004                       4.08        21.12     23.94%     2.37%     2.37%     (1.86)%      1,009%       2,833
   March 31, 2003++                    (5.19)       17.04    (23.35)%    2.39%     2.39%     (1.60)%        971%         651
   March 31, 2002++                    (5.07)       22.23    (18.57)%    2.57%     2.57%     (1.60)%        949%         697
FINANCIAL SERVICES FUND INVESTOR CLASS
   SEPTEMBER 30, 2006#                   .37        13.63      2.79%     1.37%**   1.37%**    1.00%**       229%      31,351
   March 31, 2006                       1.86        13.26     17.42%     1.36%     1.34%      1.32%         821%      12,226
   March 31, 2005                        .31        11.40      3.46%     1.33%     1.33%      0.91%       1,005%       7,741
   March 31, 2004                       3.43        11.09     45.36%     1.36%     1.36%      0.94%       1,200%      34,423
   March 31, 2003                      (2.57)        7.66    (24.97)%    1.38%     1.38%      0.82%       2,336%       6,671
   March 31, 2002                        .23        10.23      3.39%     1.51%     1.51%      0.43%       1,110%      25,147
FINANCIAL SERVICES FUND ADVISOR CLASS
   SEPTEMBER 30, 2006#                   .32        13.20      2.48%     1.88%**   1.88%**    0.56%**       229%      25,781
   March 31, 2006                       1.75        12.88     16.85%     1.85%     1.83%      0.82%         821%       6,801
   March 31, 2005                        .24        11.13      2.88%     1.83%     1.83%      0.43%       1,005%      27,181
   March 31, 2004                       3.32        10.89     44.45%     1.86%     1.86%      0.39%       1,200%      40,885
   March 31, 2003                      (2.51)        7.57    (24.74)%    1.88%     1.88%      0.35%       2,336%      15,074
   March 31, 2002                        .19        10.08      3.02%     2.02%     2.02%     (0.08)%      1,110%      40,968
FINANCIAL SERVICES FUND A-CLASS
   SEPTEMBER 30, 2006#                   .33        13.24      2.56%     1.60%**   1.60%**    0.70%**       229%       1,140
   March 31, 2006                       1.78        12.91     17.12%     1.65%     1.64%      1.18%         821%       4,295
   March 31, 2005*                       .38        11.13      4.22%     1.55%**   1.55%**    0.70%**     1,005%           5

  * SINCE THE COMMENCEMENT OF OPERATIONS: SEPTEMBER 1, 2004 -- ENERGY SERVICES FUND A-CLASS AND FINANCIAL SERVICES A-CLASS.

 **   ANNUALIZED

*** PORTFOLIO TURNOVER RATE IS CALCULATED WITHOUT REGARD TO SHORT-TERM SECURITIES HAVING A MATURITY OF LESS THAN ONE YEAR.

  +   CALCULATED USING THE AVERAGE DAILY SHARES OUTSTANDING FOR THE YEAR.

 ++ PER SHARE AMOUNTS FOR THE PERIODS ENDED MARCH 31, 2002 THROUGH MARCH 31, 2003 HAVE BEEN RESTATED TO REFLECT A 1:3 REVERSE STOCK SPLIT EFFECTIVE APRIL 21, 2003.

  #   UNAUDITED


66 | THE RYDEX SERIES FUNDS SEMI-ANNUAL REPORT

--------------------------------------------------------------------------------

This table is presented to show selected data for a share outstanding throughout each period, and to assist shareholders in evaluating a Fund's performance for the periods presented.

                                                         NET REALIZED    NET INCREASE
                                 NET ASSET      NET          AND          (DECREASE)     DISTRIBUTIONS  DISTRIBUTIONS
                                  VALUE,    INVESTMENT    UNREALIZED     IN NET ASSET      FROM NET       FROM NET
                                 BEGINNING    INCOME    GAINS (LOSSES)  VALUE RESULTING   INVESTMENT      REALIZED         TOTAL
                                 OF PERIOD    (LOSS)+   ON SECURITIES   FROM OPERATIONS     INCOME      CAPITAL GAINS  DISTRIBUTIONS
------------------------------------------------------------------------------------------------------------------------------------
FINANCIAL SERVICES FUND C-CLASS
   SEPTEMBER 30, 2006#             $12.67     $   --       $   .28         $   .28         $   --          $  --        $   --
   March 31, 2006                   11.01        .01          1.77            1.78           (.12)            --          (.12)
   March 31, 2005                   10.84       (.01)          .26             .25           (.08)            --          (.08)
   March 31, 2004                    7.57       (.02)         3.33            3.31           (.04)            --          (.04)
   March 31, 2003                   10.14       (.02)        (2.53)          (2.55)          (.02)            --          (.02)
   March 31, 2002*                  10.46       (.05)         (.17)           (.22)          (.10)            --          (.10)
HEALTH CARE FUND INVESTOR CLASS
   SEPTEMBER 30, 2006#              14.54       (.02)          .06             .04             --             --            --
   March 31, 2006                   12.71       (.05)         1.88            1.83             --             --            --
   March 31, 2005                   12.50       (.05)          .26             .21             --             --            --
   March 31, 2004                    9.21       (.07)         3.36            3.29             --             --            --
   March 31, 2003                   11.36       (.02)        (2.13)          (2.15)            --             --            --
   March 31, 2002                   11.25       (.04)          .15             .11             --             --            --
HEALTH CARE FUND ADVISOR CLASS
   SEPTEMBER 30, 2006#              13.94       (.06)          .08             .02             --             --            --
   March 31, 2006                   12.25       (.12)         1.81            1.69             --             --            --
   March 31, 2005                   12.11       (.10)          .24             .14             --             --            --
   March 31, 2004                    8.97       (.12)         3.26            3.14             --             --            --
   March 31, 2003                   11.11       (.06)        (2.08)          (2.14)            --             --            --
   March 31, 2002                   11.06       (.09)          .14             .05             --             --            --
HEALTH CARE FUND A-CLASS
   SEPTEMBER 30, 2006#              13.98       (.05)          .09             .04             --             --            --
   March 31, 2006                   12.25       (.08)         1.81            1.73             --             --            --
   March 31, 2005*                  11.65       (.05)          .65             .60             --             --            --
HEALTH CARE FUND C-CLASS
   SEPTEMBER 30, 2006#              13.79       (.09)          .07            (.02)            --             --            --
   March 31, 2006                   12.19       (.18)         1.78            1.60             --             --            --
   March 31, 2005                   12.11       (.16)          .24             .08             --             --            --
   March 31, 2004                    9.03       (.18)         3.26            3.08             --             --            --
   March 31, 2003                   11.25       (.12)        (2.10)          (2.22)            --             --            --
   March 31, 2002                   11.25       (.18)          .18              --             --             --            --

                                                                                 RATIOS TO
                                                                            AVERAGE NET ASSETS:
                                                                            -------------------

                                   NET INCREASE  NET ASSET                                     NET                  NET ASSETS,
                                    (DECREASE)    VALUE,      TOTAL                         INVESTMENT  PORTFOLIO     END OF
                                   IN NET ASSET   END OF    INVESTMENT   GROSS      NET       INCOME    TURNOVER   PERIOD (000'S
                                      VALUE       PERIOD      RETURN    EXPENSES  EXPENSES    (LOSS)     RATE***     OMITTED)
--------------------------------------------------------------------------------------------------------------------------------
FINANCIAL SERVICES FUND C-CLASS
   SEPTEMBER 30, 2006#               $   .28      $ 12.95      2.21%     2.37%**   2.37%**    0.02%**       229%     $ 3,542
   March 31, 2006                       1.66        12.67     16.21%     2.36%     2.34%      0.11%         821%       2,081
   March 31, 2005                        .17        11.01      2.24%     2.33%     2.33%     (0.10)%      1,005%       1,689
   March 31, 2004                       3.27        10.84     43.78%     2.37%     2.37%     (0.23)%      1,200%       2,242
   March 31, 2003                      (2.57)        7.57    (25.19)%    2.37%     2.37%     (0.19)%      2,336%         222
   March 31, 2002*                      (.32)       10.14     (2.02)%    2.52%**   2.52%**   (0.50)%**    1,110%         526
HEALTH CARE FUND INVESTOR CLASS
   SEPTEMBER 30, 2006#                   .04        14.58      0.28%     1.36%**   1.36%**   (0.30)%**      205%      53,341
   March 31, 2006                       1.83        14.54     14.40%     1.33%     1.33%     (0.35)%        568%      46,432
   March 31, 2005                        .21        12.71      1.68%     1.34%     1.34%     (0.42)%        610%      35,500
   March 31, 2004                       3.29        12.50     35.72%     1.36%     1.36%     (0.56)%      1,204%      19,801
   March 31, 2003                      (2.15)        9.21    (18.93)%    1.38%     1.38%     (0.25)%      1,395%      13,400
   March 31, 2002                        .11        11.36      0.98%     1.37%     1.37%     (0.36)%        936%      20,567
HEALTH CARE FUND ADVISOR CLASS
   SEPTEMBER 30, 2006#                   .02        13.96      0.14%     1.87%**   1.87%**   (0.84)%**      205%      36,965
   March 31, 2006                       1.69        13.94     13.80%     1.84%     1.84%     (0.89)%        568%      14,577
   March 31, 2005                        .14        12.25      1.16%     1.84%     1.84%     (0.83)%        610%      16,511
   March 31, 2004                       3.14        12.11     35.01%     1.85%     1.85%     (1.05)%      1,204%      27,102
   March 31, 2003                      (2.14)        8.97    (19.26)%    1.88%     1.88%     (0.66)%      1,395%      23,127
   March 31, 2002                        .05        11.11      0.45%     1.85%     1.85%     (0.81)%        936%      29,504
HEALTH CARE FUND A-CLASS
   SEPTEMBER 30, 2006#                   .04        14.02      0.29%     1.58%**   1.58%**   (0.68)%**      205%         889
   March 31, 2006                       1.73        13.98     14.12%     1.62%     1.62%     (0.60)%        568%       2,239
   March 31, 2005*                       .60        12.25      5.15%     1.56%**   1.56%**   (0.65)%**      610%           1
HEALTH CARE FUND C-CLASS
   SEPTEMBER 30, 2006#                  (.02)       13.77     (0.15)%    2.35%**   2.35%**   (1.32)%**      205%       5,988
   March 31, 2006                       1.60        13.79     13.13%     2.34%     2.34%     (1.39)%        568%       7,114
   March 31, 2005                        .08        12.19      0.66%     2.33%     2.33%     (1.36)%        610%       4,017
   March 31, 2004                       3.08        12.11     34.11%     2.37%     2.37%     (1.60)%      1,204%       2,865
   March 31, 2003                      (2.22)        9.03    (19.73)%    2.37%     2.37%     (1.30)%      1,395%         421
   March 31, 2002                         --        11.25      0.00%     2.54%     2.54%     (1.59)%        936%       1,085

  * SINCE THE COMMENCEMENT OF OPERATIONS: APRIL 19, 2001 -- FINANCIAL SERVICES FUND C-CLASS; SEPTEMBER 1, 2004 -- HEALTH CARE FUND A-CLASS.

 **   ANNUALIZED

*** PORTFOLIO TURNOVER RATE IS CALCULATED WITHOUT REGARD TO SHORT-TERM SECURITIES HAVING A MATURITY OF LESS THAN ONE YEAR.

  +   CALCULATED USING THE AVERAGE DAILY SHARES OUTSTANDING FOR THE YEAR.

  #   UNAUDITED


                                  THE RYDEX SERIES FUNDS SEMI-ANNUAL REPORT | 67

--------------------------------------------------------------------------------

This table is presented to show selected data for a share outstanding throughout each period, and to assist shareholders in evaluating a Fund's performance for the periods presented.

                                                           NET REALIZED    NET INCREASE
                                   NET ASSET      NET          AND          (DECREASE)    DISTRIBUTIONS  DISTRIBUTIONS
                                     VALUE,   INVESTMENT    UNREALIZED     IN NET ASSET     FROM NET       FROM NET
                                   BEGINNING    INCOME    GAINS (LOSSES)  VALUE RESULTING  INVESTMENT      REALIZED        TOTAL
                                   OF PERIOD    (LOSS)+   ON SECURITIES   FROM OPERATIONS    INCOME      CAPITAL GAINS DISTRIBUTIONS
------------------------------------------------------------------------------------------------------------------------------------
INTERNET FUND INVESTOR CLASS
  SEPTEMBER 30, 2006#              $ 40.22      $ (.20)      $ (2.63)        $ (2.83)       $  --          $  --           $   --
  March 31, 2006                     32.29        (.40)         8.33            7.93           --             --               --
  March 31, 2005                     35.66        (.43)        (2.94)          (3.37)          --             --               --
  March 31, 2004                     20.43        (.41)        15.64           15.23           --             --               --
  March 31, 2003                     30.55        (.29)        (9.83)         (10.12)          --             --               --
  March 31, 2002                     41.80        (.31)       (10.94)         (11.25)          --             --               --

INTERNET FUND ADVISOR CLASS
  SEPTEMBER 30, 2006#                38.94        (.31)        (2.51)          (2.82)          --             --               --
  March 31, 2006                     31.41        (.55)         8.08            7.53           --             --               --
  March 31, 2005                     34.85        (.60)        (2.84)          (3.44)          --             --               --
  March 31, 2004                     20.05        (.54)        15.34           14.80           --             --               --
  March 31, 2003                     30.18        (.40)        (9.73)         (10.13)          --             --               --
  March 31, 2002                     41.60        (.64)       (10.78)         (11.42)          --             --               --

INTERNET FUND A-CLASS
  SEPTEMBER 30, 2006#                39.07        (.26)        (2.51)          (2.77)          --             --               --
  March 31, 2006                     31.45        (.50)         8.12            7.62           --             --               --
  March 31, 2005*                    30.65        (.31)         1.11             .80           --             --               --

INTERNET FUND C-CLASS
  SEPTEMBER 30, 2006#                38.30        (.37)        (2.47)          (2.84)          --             --               --
  March 31, 2006                     31.06        (.73)         7.97            7.24           --             --               --
  March 31, 2005                     34.64        (.73)        (2.85)          (3.58)          --             --               --
  March 31, 2004                     20.04        (.72)        15.32           14.60           --             --               --
  March 31, 2003                     30.28        (.50)        (9.74)         (10.24)          --             --               --
  March 31, 2002*                    53.40        (.78)       (22.34)         (23.12)          --             --               --

LEISURE FUND INVESTOR CLASS
  SEPTEMBER 30, 2006#                32.56        (.10)         (.73)           (.83)          --             --               --
  March 31, 2006                     30.50        (.07)         2.13            2.06           --             --               --
  March 31, 2005                     27.66        (.17)         3.01            2.84           --             --               --
  March 31, 2004                     17.88        (.06)         9.84            9.78           --             --               --
  March 31, 2003++                   24.00        (.15)        (5.97)          (6.12)          --             --               --
  March 31, 2002++                   25.56        (.33)        (1.23)          (1.56)          --             --               --

LEISURE FUND ADVISOR CLASS
  SEPTEMBER 30, 2006#                31.15        (.16)         (.70)           (.86)          --             --               --
  March 31, 2006                     29.34        (.32)         2.13            1.81           --             --               --
  March 31, 2005                     26.74        (.30)         2.90            2.60           --             --               --
  March 31, 2004                     17.37        (.23)         9.60            9.37           --             --               --
  March 31, 2003++                   23.34        (.39)        (5.58)          (5.97)          --             --               --
  March 31, 2002++                   24.93        (.51)        (1.08)          (1.59)          --             --               --

                                                                             RATIOS TO
                                                                        AVERAGE NET ASSETS:
                                                                        -------------------
                                   NET INCREASE  NET ASSET                          NET                  NET ASSETS,
                                   (DECREASE)IN   VALUE,       TOTAL             INVESTMENT  PORTFOLIO     END OF
                                    NET ASSET     END OF    INVESTMENT    TOTAL    INCOME    TURNOVER   PERIOD (000'S
                                      VALUE       PERIOD      RETURN    EXPENSES   (LOSS)     RATE***      OMITTED)
---------------------------------------------------------------------------------------------------------------------
INTERNET FUND INVESTOR CLASS
  SEPTEMBER 30, 2006#              $ (2.83)     $ 37.39       (7.04)%    1.36%**  (1.10)%**     593%       $ 19,703
  March 31, 2006                      7.93        40.22       24.56%     1.34%    (1.10)%     1,371%         16,288
  March 31, 2005                     (3.37)       32.29       (9.45)%    1.34%    (1.23)%     1,947%          5,210
  March 31, 2004                     15.23        35.66       74.55%     1.36%    (1.31)%     1,340%         15,292
  March 31, 2003                    (10.12)       20.43      (33.13)%    1.38%    (1.34)%     2,052%          3,335
  March 31, 2002                    (11.25)       30.55      (26.91)%    1.21%    (1.15)%     2,186%          3,124

INTERNET FUND ADVISOR CLASS
  SEPTEMBER 30, 2006#                (2.82)       36.12       (7.24)%    1.85%**  (1.67)%**     593%          2,682
  March 31, 2006                      7.53        38.94       23.97%     1.85%    (1.58)%     1,371%          3,696
  March 31, 2005                     (3.44)       31.41       (9.87)%    1.83%    (1.72)%     1,947%            829
  March 31, 2004                     14.80        34.85       73.82%     1.86%    (1.81)%     1,340%         12,090
  March 31, 2003                    (10.13)       20.05      (33.57)%    1.82%    (1.79)%     2,052%            717
  March 31, 2002                    (11.42)       30.18      (27.45)%    1.74%    (1.68)%     2,186%            396

INTERNET FUND A-CLASS
  SEPTEMBER 30, 2006#                (2.77)       36.30       (7.09)%    1.59%**  (1.38)%**     593%            141
  March 31, 2006                      7.62        39.07       24.23%     1.63%    (1.36)%     1,371%            470
  March 31, 2005*                      .80        31.45        2.61%     1.55%**  (1.46)%**   1,947%              4

INTERNET FUND C-CLASS
  SEPTEMBER 30, 2006#                (2.84)       35.46       (7.42)%    2.33%**  (2.09)%**     593%          1,001
  March 31, 2006                      7.24        38.30       23.31%     2.35%    (2.09)%     1,371%          2,273
  March 31, 2005                     (3.58)       31.06      (10.33)%    2.33%    (2.19)%     1,947%          1,596
  March 31, 2004                     14.60        34.64       72.85%     2.36%    (2.31)%     1,340%          1,556
  March 31, 2003                    (10.24)       20.04      (33.82)%    2.37%    (2.34)%     2,052%            234
  March 31, 2002*                   (23.12)       30.28      (43.30)%    2.36%**  (2.33)%**   2,186%            149

LEISURE FUND INVESTOR CLASS
  SEPTEMBER 30, 2006#                 (.83)       31.73       (2.55)%    1.37%**  (0.62)%**     503%         14,582
  March 31, 2006                      2.06        32.56        6.75%     1.34%    (0.25)%       734%         16,418
  March 31, 2005                      2.84        30.50       10.27%     1.31%    (0.57)%     1,046%         15,080
  March 31, 2004                      9.78        27.66       54.70%     1.36%    (0.31)%     1,870%         25,030
  March 31, 2003++                   (6.12)       17.88      (25.50)%    1.38%    (0.65)%     3,179%          2,325
  March 31, 2002++                   (1.56)       24.00       (6.10)%    1.57%    (1.27)%     2,609%         11,443

LEISURE FUND ADVISOR CLASS
  SEPTEMBER 30, 2006#                 (.86)       30.29       (2.76)%    1.88%**  (1.05)%**     503%          4,823
  March 31, 2006                      1.81        31.15        6.17%     1.80%    (1.10)%       734%          5,372
  March 31, 2005                      2.60        29.34        9.72%     1.82%    (1.10)%     1,046%         27,750
  March 31, 2004                      9.37        26.74       53.94%     1.86%    (1.06)%     1,870%         39,789
  March 31, 2003++                   (5.97)       17.37      (25.58)%    1.90%    (1.68)%     3,179%          3,592
  March 31, 2002++                   (1.59)       23.34       (6.38)%    2.26%    (2.05)%     2,609%          9,324

  * SINCE THE COMMENCEMENT OF OPERATIONS: APRIL 19, 2001 -- INTERNET FUND C-CLASS; SEPTEMBER 1, 2004 -- INTERNET FUND A-CLASS.

 **   ANNUALIZED

*** PORTFOLIO TURNOVER RATE IS CALCULATED WITHOUT REGARD TO SHORT-TERM SECURITIES HAVING A MATURITY OF LESS THAN ONE YEAR.

  +   CALCULATED USING THE AVERAGE DAILY SHARES OUTSTANDING FOR THE YEAR.

 ++ PER SHARE AMOUNTS FOR THE YEARS ENDED MARCH 31, 2002 THROUGH MARCH 31, 2003 HAVE BEEN RESTATED TO REFLECT A 1:3 REVERSE STOCK SPLIT EFFECTIVE APRIL 21, 2003.

  #   UNAUDITED


68 | THE RYDEX SERIES FUNDS SEMI-ANNUAL REPORT

--------------------------------------------------------------------------------

This table is presented to show selected data for a share outstanding throughout each period, and to assist shareholders in evaluating a Fund's performance for the periods presented.

                                                           NET REALIZED    NET INCREASE
                                   NET ASSET      NET          AND          (DECREASE)    DISTRIBUTIONS  DISTRIBUTIONS
                                     VALUE,   INVESTMENT    UNREALIZED     IN NET ASSET     FROM NET       FROM NET
                                   BEGINNING    INCOME    GAINS (LOSSES)  VALUE RESULTING  INVESTMENT      REALIZED        TOTAL
                                   OF PERIOD    (LOSS)+   ON SECURITIES   FROM OPERATIONS    INCOME      CAPITAL GAINS DISTRIBUTIONS
------------------------------------------------------------------------------------------------------------------------------------
LEISURE FUND A-CLASS
  SEPTEMBER 30, 2006#              $ 31.24      $ (.12)      $ (.72)         $  (.84)       $  --          $  --           $   --
  March 31, 2006                     29.34        (.14)        2.04             1.90           --             --               --
  March 31, 2005*                    24.59        (.08)        4.83             4.75           --             --               --

LEISURE FUND C-CLASS
  SEPTEMBER 30, 2006#                31.05        (.24)        (.71)            (.95)          --             --               --
  March 31, 2006                     29.39        (.40)        2.06             1.66           --             --               --
  March 31, 2005                     26.93        (.40)        2.86             2.46           --             --               --
  March 31, 2004                     17.61        (.38)        9.70             9.32           --             --               --
  March 31, 2003++                   23.79        (.36)       (5.82)           (6.18)          --             --               --
  March 31, 2002*++                  29.01        (.45)       (4.77)           (5.22)          --             --               --

PRECIOUS METALS FUND INVESTOR CLASS
  SEPTEMBER 30, 2006#                54.50        (.03)       (5.29)           (5.32)          --             --               --
  March 31, 2006                     35.64        (.07)       18.93            18.86           --             --               --
  March 31, 2005                     44.32        (.05)       (8.63)           (8.68)          --             --               --
  March 31, 2004                     26.78        (.12)       17.67            17.55         (.01)            --             (.01)
  March 31, 2003                     27.90         .03        (1.15)           (1.12)          --             --               --
  March 31, 2002                     17.73         .01        10.30            10.31         (.14)            --             (.14)

PRECIOUS METALS FUND ADVISOR CLASS
  SEPTEMBER 30, 2006#                53.83        (.16)       (5.21)           (5.37)          --             --               --
  March 31, 2006                     35.37        (.28)       18.74            18.46           --             --               --
  March 31, 2005                     44.17        (.03)       (8.77)           (8.80)          --             --               --
  March 31, 2004*                    31.68        (.18)       12.68            12.50         (.01)            --             (.01)

PRECIOUS METALS FUND A-CLASS
  SEPTEMBER 30, 2006#                54.03        (.08)       (5.25)           (5.33)          --             --               --
  March 31, 2006                     35.41        (.19)       18.81            18.62           --             --               --
  March 31, 2005*                    37.26        (.01)       (1.84)           (1.85)          --             --               --

PRECIOUS METALS FUND C-CLASS
  SEPTEMBER 30, 2006#                52.02        (.27)       (5.04)           (5.31)          --             --               --
  March 31, 2006                     34.37        (.46)       18.11            17.65           --             --               --
  March 31, 2005                     43.16        (.39)       (8.40)           (8.79)          --             --               --
  March 31, 2004                     26.35        (.51)       17.33            16.82         (.01)            --             (.01)
  March 31, 2003                     27.72        (.27)       (1.10)           (1.37)          --             --              --
  March 31, 2002*                    20.41        (.26)        7.71             7.45         (.14)            --             (.14)

REAL ESTATE FUND A-CLASS
  SEPTEMBER 30, 2006#                36.46         .26         1.53             1.79           --             --               --
  March 31, 2006                     27.84         .64         8.18             8.82           --           (.20)            (.20)
  March 31, 2005*                    26.66         .09         1.24             1.33         (.03)          (.12)            (.15)

                                                                       RATIOS TO
                                                                  AVERAGE NET ASSETS:
                                                                  -------------------
                                   NET INCREASE  NET ASSET                          NET                  NET ASSETS,
                                   (DECREASE)IN   VALUE,       TOTAL             INVESTMENT  PORTFOLIO     END OF
                                    NET ASSET     END OF    INVESTMENT    TOTAL    INCOME    TURNOVER   PERIOD (000'S
                                      VALUE       PERIOD      RETURN    EXPENSES   (LOSS)     RATE***      OMITTED)
---------------------------------------------------------------------------------------------------------------------
LEISURE FUND A-CLASS
  SEPTEMBER 30, 2006#              $  (.84)     $ 30.40      (2.69)%     1.64%**  (0.82)%**     503%       $     81
  March 31, 2006                      1.90        31.24       6.48%      1.60%    (0.49)%       734%             68
  March 31, 2005*                     4.75        29.34      19.32%      1.55%**  (1.02)%**   1,046%             12

LEISURE FUND C-CLASS
  SEPTEMBER 30, 2006#                 (.95)       30.10      (3.06)%     2.38%**  (1.58)%**     503%          1,077
  March 31, 2006                      1.66        31.05       5.65%      2.32%    (1.40)%       734%            997
  March 31, 2005                      2.46        29.39       9.13%      2.31%    (1.44)%     1,046%          2,502
  March 31, 2004                      9.32        26.93      52.92%      2.37%    (1.59)%     1,870%          2,165
  March 31, 2003++                   (6.18)       17.61     (25.98)%     2.39%    (1.70)%     3,179%             36
  March 31, 2002*++                  (5.22)       23.79     (17.99)%     2.53%**  (2.14)%**   2,609%             87

PRECIOUS METALS FUND INVESTOR CLASS
  SEPTEMBER 30, 2006#                (5.32)       49.18      (9.76)%     1.25%**  (0.10)%**     130%        146,508
  March 31, 2006                     18.86        54.50      52.92%      1.24%    (0.16)%       277%        213,017
  March 31, 2005                     (8.68)       35.64     (19.58)%     1.23%    (0.12)%       358%        130,718
  March 31, 2004                     17.54        44.32      65.53%      1.26%    (0.32)%       550%        236,961
  March 31, 2003                     (1.12)       26.78      (4.01)%     1.27%     0.09%        744%         75,185
  March 31, 2002                     10.17        27.90      58.44%      1.39%     0.07%        839%         59,625

PRECIOUS METALS FUND ADVISOR CLASS
  SEPTEMBER 30, 2006#                (5.37)       48.46      (9.98)%     1.76%**  (0.59)%**     130%         11,073
  March 31, 2006                     18.46        53.83      52.19%      1.75%    (0.70)%       277%         14,087
  March 31, 2005                     (8.80)       35.37     (19.92)%     1.72%    (0.09)%       358%          8,596
  March 31,2004*                     12.49        44.17      39.46%      1.72%**  (0.68)%**     550%          2,112

PRECIOUS METALS FUND A-CLASS
  SEPTEMBER 30, 2006#                (5.33)       48.70      (9.87)%     1.51%**  (0.29)%**     130%          5,462
  March 31, 2006                     18.62        54.03      52.58%      1.52%    (0.43)%       277%          5,701
  March 31, 2005*                    (1.85)       35.41      (4.97)%     1.45%**  (0.02)%**     358%            217

PRECIOUS METALS FUND C-CLASS
  SEPTEMBER 30, 2006#                (5.31)       46.71     (10.21)%     2.25%**  (1.06)%**     130%         22,361
  March 31, 2006                     17.65        52.02      51.35%      2.25%    (1.20)%       277%         24,266
  March 31, 2005                     (8.79)       34.37     (20.37)%     2.23%    (1.08)%       358%         20,426
  March 31, 2004                     16.81        43.16      63.83%      2.27%    (1.38)%       550%         17,998
  March 31, 2003                     (1.37)       26.35      (4.94)%     2.27%    (0.94)%       744%          2,150
  March 31, 2002*                     7.31        27.72      36.75%      2.38%**  (1.23)%**     839%            910

REAL ESTATE FUND A-CLASS
  SEPTEMBER 30, 2006#                 1.79        38.25       4.91%      1.62%**   1.40%**      678%            445
  March 31, 2006                      8.62        36.46      31.75%      1.57%     2.02%      1,304%            375
  March 31, 2005*                     1.18        27.84       4.98%      1.54%**   0.52%**    1,773%             71

* SINCE THE COMMENCEMENT OF OPERATIONS: APRIL 27, 2001 -- PRECIOUS METALS FUND C-CLASS; MAY 3, 2001 -- LEISURE FUND C-CLASS; AUGUST 1, 2003 -- PRECIOUS METALS FUND ADVISOR CLASS; SEPTEMBER 1, 2004 -- LEISURE FUND A-CLASS, PRECIOUS METALS FUND A-CLASS AND REAL ESTATE FUND A-CLASS.

 **   ANNUALIZED

*** PORTFOLIO TURNOVER RATE IS CALCULATED WITHOUT REGARD TO SHORT-TERM SECURITIES HAVING A MATURITY OF LESS THAN ONE YEAR.

  +   CALCULATED USING THE AVERAGE DAILY SHARES OUTSTANDING FOR THE YEAR.

 ++ PER SHARE AMOUNTS FOR THE PERIODS ENDED MARCH 31, 2002 THROUGH MARCH 31, 2003 HAVE BEEN RESTATED TO REFLECT A 1:3 REVERSE STOCK SPLIT EFFECTIVE APRIL 21, 2003.

  #   UNAUDITED


                                  THE RYDEX SERIES FUNDS SEMI-ANNUAL REPORT | 69

--------------------------------------------------------------------------------

This table is presented to show selected data for a share outstanding throughout each period, and to assist shareholders in evaluating a Fund's performance for the periods presented.

                                                           NET REALIZED    NET INCREASE
                                   NET ASSET      NET          AND          (DECREASE)    DISTRIBUTIONS  DISTRIBUTIONS
                                     VALUE,   INVESTMENT    UNREALIZED     IN NET ASSET     FROM NET       FROM NET
                                   BEGINNING    INCOME    GAINS (LOSSES)  VALUE RESULTING  INVESTMENT      REALIZED        TOTAL
                                   OF PERIOD    (LOSS)+   ON SECURITIES   FROM OPERATIONS    INCOME      CAPITAL GAINS DISTRIBUTIONS
------------------------------------------------------------------------------------------------------------------------------------
REAL ESTATE FUND C-CLASS
  SEPTEMBER 30, 2006#              $ 35.93      $  .15       $ 1.46          $  1.61        $  --          $  --          $    --
  March 31, 2006                     27.64         .43         8.06             8.49           --           (.20)            (.20)
  March 31, 2005                     26.63         .41          .75             1.16         (.03)          (.12)            (.15)
  March 31, 2004*                    25.00         .02         1.61             1.63           --             --               --

REAL ESTATE FUND H-CLASS
  SEPTEMBER 30, 2006#                36.47         .34         1.41             1.75           --             --               --
  March 31, 2006                     27.85         .57         8.25             8.82           --           (.20)            (.20)
  March 31, 2005                     26.65         .58          .77             1.35         (.03)          (.12)            (.15)
  March 31, 2004*                    25.00         .10         1.55             1.65           --             --               --

RETAILING FUND INVESTOR CLASS
  SEPTEMBER 30, 2006#                13.48        (.02)        (.10)            (.12)          --             --               --
  March 31, 2006                     12.30        (.08)        1.26             1.18           --             --               --
  March 31, 2005                     11.74        (.06)         .62              .56           --             --               --
  March 31, 2004                      8.00        (.08)        3.82             3.74           --             --               --
  March 31, 2003                     11.12        (.07)       (3.05)           (3.12)          --             --               --
  March 31, 2002                     10.29        (.10)         .93              .83           --             --               --

RETAILING FUND ADVISOR CLASS
  SEPTEMBER 30, 2006#                13.07        (.04)        (.11)            (.15)          --             --               --
  March 31, 2006                     11.99        (.15)        1.23             1.08           --             --               --
  March 31, 2005                     11.49        (.12)         .62              .50           --             --               --
  March 31, 2004                      7.85        (.13)        3.77             3.64           --             --               --
  March 31, 2003                     10.94        (.12)       (2.97)           (3.09)          --             --               --
  March 31, 2002                     10.17        (.15)         .92              .77           --             --               --

RETAILING FUND A-CLASS
  SEPTEMBER 30, 2006#                13.10        (.04)        (.08)            (.12)          --             --               --
  March 31, 2006                     12.01        (.11)        1.20             1.09           --             --               --
  March 31, 2005 *                   10.45        (.07)        1.63             1.56           --             --               --

RETAILING FUND C-CLASS
  SEPTEMBER 30, 2006#                12.80        (.07)        (.10)            (.17)          --             --               --
  March 31, 2006                     11.80        (.20)        1.20             1.00           --             --               --
  March 31, 2005                     11.37        (.17)         .60              .43           --             --               --
  March 31, 2004                      7.81        (.18)        3.74             3.56           --             --               --
  March 31, 2003                     11.02        (.20)       (3.01)           (3.21)          --             --               --
  March 31, 2002*                    10.68        (.20)         .54              .34           --             --               --

                                                                             RATIOS TO
                                                                        AVERAGE NET ASSETS:
                                                                        -------------------
                                   NET INCREASE  NET ASSET                          NET                  NET ASSETS,
                                   (DECREASE)IN   VALUE,       TOTAL             INVESTMENT  PORTFOLIO     END OF
                                    NET ASSET     END OF    INVESTMENT    TOTAL    INCOME    TURNOVER   PERIOD (000'S
                                      VALUE       PERIOD      RETURN    EXPENSES   (LOSS)     RATE***      OMITTED)
---------------------------------------------------------------------------------------------------------------------
REAL ESTATE FUND C-CLASS
  SEPTEMBER 30, 2006#              $  1.61      $ 37.54        4.48%     2.38%**    0.82%**     678%       $  4,963
  March 31, 2006                      8.29        35.93       30.79%     2.36%      1.35%     1,304%          3,548
  March 31, 2005                      1.01        27.64        4.35%     2.32%      1.52%     1,773%          1,293
  March 31, 2004*                     1.63        26.63        6.52%     2.36%**    0.72%**     102%          7,562

REAL ESTATE FUND H-CLASS
  SEPTEMBER 30, 2006#                 1.75        38.22        4.80%     1.62%**    1.87%**     678%         54,988
  March 31, 2006                      8.62        36.47       31.74%     1.59%      1.78%     1,304%         49,591
  March 31, 2005                      1.20        27.85        5.06%     1.58%      2.08%     1,773%          8,186
  March 31, 2004*                     1.65        26.65        6.60%     1.61%**    3.83%**     102%         75,916

RETAILING FUND INVESTOR CLASS
  SEPTEMBER 30, 2006#                 (.12)       13.36       (0.89)%    1.38%**  (0.31)%**     473%         28,398
  March 31, 2006                      1.18        13.48        9.59%     1.33%    (0.60)%     1,163%          7,608
  March 31, 2005                       .56        12.30        4.77%     1.33%    (0.54)%     1,505%          7,529
  March 31, 2004                      3.74        11.74       46.75%     1.35%    (0.78)%     1,825%         11,738
  March 31, 2003                     (3.12)        8.00      (28.06)%    1.38%    (0.82)%     3,788%          2,964
  March 31, 2002                       .83        11.12        8.07%     1.44%    (0.92)%     2,030%         21,667

RETAILING FUND ADVISOR CLASS
  SEPTEMBER 30, 2006#                 (.15)       12.92       (1.15)%    1.87%**  (0.66)%**     473%          4,845
  March 31, 2006                      1.08        13.07        9.01%     1.82%    (1.18)%     1,163%          3,385
  March 31, 2005                       .50        11.99        4.35%     1.83%    (1.09)%     1,505%          6,445
  March 31, 2004                      3.64        11.49       46.37%     1.85%    (1.25)%     1,825%         15,863
  March 31, 2003                     (3.09)        7.85      (28.24)%    1.88%    (1.35)%     3,788%         14,965
  March 31, 2002                       .77        10.94        7.57%     1.95%    (1.40)%     2,030%         37,690

RETAILING FUND A-CLASS
  SEPTEMBER 30, 2006#                 (.12)       12.98       (0.92)%    1.64%**  (0.69)%**     473%            160
  March 31, 2006                      1.09        13.10        9.08%     1.59%    (0.87)%     1,163%             46
  March 31, 2005 *                    1.56        12.01       14.93%     1.68%**  (1.03)%**   1,505%              1

RETAILING FUND C-CLASS
  SEPTEMBER 30, 2006#                 (.17)       12.63       (1.33)%    2.37%**  (1.18)%**     473%          2,937
  March 31, 2006                      1.00        12.80        8.47%     2.34%    (1.65)%     1,163%          1,586
  March 31, 2005                       .43        11.80        3.78%     2.33%    (1.52)%     1,505%          1,774
  March 31, 2004                      3.56        11.37       45.58%     2.36%    (1.72)%     1,825%          2,362
  March 31, 2003                     (3.21)        7.81      (29.13)%    2.32%    (1.89)%     3,788%             85
  March 31, 2002*                      .34        11.02        3.18%     2.70%**  (2.13)%**   2,030%          1,028

  * SINCE THE COMMENCEMENT OF OPERATIONS: MAY 9, 2001 -- RETAILING FUND C-CLASS; FEBRUARY 20, 2004 -- REAL ESTATE FUND C-CLASS AND REAL ESTATE FUND H-CLASS; SEPTEMBER 1, 2004 -- RETAILING FUND A-CLASS.

 **   ANNUALIZED

*** PORTFOLIO TURNOVER RATE IS CALCULATED WITHOUT REGARD TO SHORT-TERM SECURITIES HAVING A MATURITY OF LESS THAN ONE YEAR.

  +    CALCULATED USING THE AVERAGE DAILY SHARES OUTSTANDING FOR THE YEAR.

  #   UNAUDITED


70 | THE RYDEX SERIES FUNDS SEMI-ANNUAL REPORT

--------------------------------------------------------------------------------

This table is presented to show selected data for a share outstanding throughout each period, and to assist shareholders in evaluating a Fund's performance for the periods presented.

                                                           NET REALIZED    NET INCREASE
                                   NET ASSET      NET          AND          (DECREASE)    DISTRIBUTIONS  DISTRIBUTIONS
                                    VALUE,    INVESTMENT    UNREALIZED     IN NET ASSET     FROM NET       FROM NET
                                   BEGINNING    INCOME    GAINS (LOSSES)  VALUE RESULTING  INVESTMENT      REALIZED        TOTAL
                                   OF PERIOD    (LOSS)+   ON SECURITIES   FROM OPERATIONS    INCOME      CAPITAL GAINS DISTRIBUTIONS
------------------------------------------------------------------------------------------------------------------------------------
TECHNOLOGY FUND INVESTOR CLASS
   SEPTEMBER 30, 2006#             $ 12.35        (.05)      $  (.55)        $  (.60)       $  --          $  --           $   --
   March 31, 2006                    10.35        (.09)         2.12            2.03         (.03)            --             (.03)
   March 31, 2005                    11.40         .03         (1.08)          (1.05)          --             --               --
   March 31, 2004                     7.11        (.11)         4.40            4.29           --             --               --
   March 31, 2003                    11.00        (.09)        (3.80)          (3.89)          --             --               --
   March 31, 2002                    12.70        (.15)        (1.55)          (1.70)          --             --               --
TECHNOLOGY FUND ADVISOR CLASS
   SEPTEMBER 30, 2006#               11.94        (.08)         (.52)           (.60)          --             --               --
   March 31, 2006                    10.06        (.14)         2.05            1.91         (.03)            --             (.03)
   March 31, 2005                    11.13         .02         (1.09)          (1.07)          --             --               --
   March 31, 2004                     6.97        (.16)         4.32            4.16           --             --               --
   March 31, 2003                    10.77        (.12)        (3.68)          (3.80)          --             --               --
   March 31, 2002                    12.49        (.20)        (1.52)          (1.72)          --             --               --
TECHNOLOGY FUND A-CLASS
   SEPTEMBER 30, 2006#               11.95        (.07)         (.52)           (.59)          --             --               --
   March 31, 2006                    10.07        (.13)         2.04            1.91         (.03)            --             (.03)
   March 31, 2005*                    9.32          --           .75             .75           --             --               --
TECHNOLOGY FUND C-CLASS
   SEPTEMBER 30, 2006#               11.81        (.11)         (.51)           (.62)          --             --               --
   March 31, 2006                    10.01        (.21)         2.04            1.83         (.03)            --             (.03)
   March 31, 2005                    11.10          --         (1.09)          (1.09)          --             --               --
   March 31, 2004                     7.00        (.21)         4.31            4.10           --             --               --
   March 31, 2003                    10.90        (.18)        (3.72)          (3.90)          --             --               --
   March 31, 2002*                   14.82        (.25)        (3.67)          (3.92)          --             --               --
TELECOMMUNICATIONS FUND INVESTOR CLASS
   SEPTEMBER 30, 2006#               17.74         .15          (.49)           (.34)          --             --               --
   March 31, 2006                    14.33         .21          3.60            3.81         (.40)            --             (.40)
   March 31, 2005                    15.48         .09         (1.24)          (1.15)          --             --               --
   March 31, 2004                    10.05          --          5.48            5.48         (.05)            --             (.05)
   March 31, 2003++                  15.12         .06         (5.13)          (5.07)          --             --               --
   March 31, 2002++                  24.03        (.12)        (8.70)          (8.82)          --           (.09)            (.09)
TELECOMMUNICATIONS FUND ADVISOR CLASS
   SEPTEMBER 30, 2006#               17.10         .11          (.48)           (.37)          --             --               --
   March 31, 2006                    13.88         .12          3.50            3.62         (.40)            --             (.40)
   March 31, 2005                    15.07         .03         (1.22)          (1.19)          --             --               --
   March 31, 2004                     9.81        (.08)         5.39            5.31         (.05)            --             (.05)
   March 31, 2003++                  14.76        (.09)        (4.86)          (4.95)          --             --               --
   March 31, 2002++                  23.58        (.06)        (8.67)          (8.73)          --           (.09)            (.09)

                                                                             RATIOS TO
                                                                        AVERAGE NET ASSETS:
                                                                        -------------------

                                   NET INCREASE  NET ASSET                           NET                NET ASSETS,
                                   DECREASE) IN   VALUE,      TOTAL              INVESTMENT  PORTFOLIO    END OF
                                     NET ASSET    END OF    INVESTMENT   TOTAL     INCOME     TURNOVER  PERIOD (000'S
                                       VALUE      PERIOD      RETURN    EXPENSES   (LOSS)      RATE***     OMITTED)
----------------------------------------------------------------------------------------------------------------------
TECHNOLOGY FUND INVESTOR CLASS
   SEPTEMBER 30, 2006#             $  (.60)     $ 11.75       (4.78)%    1.38%**  (0.91)%**      301%   $ 36,423
   March 31, 2006                     2.00        12.35       19.65%     1.33%    (0.79)%        666%     21,182
   March 31, 2005                    (1.05)       10.35       (9.21)%    1.31%     0.33%       1,304%     13,346
   March 31, 2004                     4.29        11.40       60.34%     1.36%    (1.07)%      1,853%     17,114
   March 31, 2003                    (3.89)        7.11      (35.36)%    1.38%    (1.13)%      1,938%      8,348
   March 31, 2002                    (1.70)       11.00      (13.39)%    1.44%    (1.21)%      1,017%     35,815
TECHNOLOGY FUND ADVISOR CLASS
   SEPTEMBER 30, 2006#                (.60)       11.34       (5.03)%    1.88%**  (1.42)%**      301%     23,568
   March 31, 2006                     1.88        11.94       19.02%     1.84%    (1.32)%        666%     12,737
   March 31, 2005                    (1.07)       10.06       (9.61)%    1.83%     0.21%       1,304%     10,693
   March 31, 2004                     4.16        11.13       59.68%     1.86%    (1.58)%      1,853%     17,972
   March 31, 2003                    (3.80)        6.97      (35.28)%    1.88%    (1.62)%      1,938%     16,717
   March 31, 2002                    (1.72)       10.77      (13.77)%    1.93%    (1.69)%      1,017%     25,769
TECHNOLOGY FUND A-CLASS
   SEPTEMBER 30, 2006#                (.59)       11.36       (4.94)%    1.59%**  (1.20)%**      301%        121
   March 31, 2006                     1.88        11.95       19.00%     1.63%    (1.15)%        666%        633
   March 31, 2005*                     .75        10.07        8.05%     1.54%**   0.00%**     1,304%          6
TECHNOLOGY FUND C-CLASS
   SEPTEMBER 30, 2006#                (.62)       11.19       (5.25)%    2.35%**  (1.90)%**      301%      2,130
   March 31, 2006                     1.80        11.81       18.31%     2.35%    (1.88)%        666%      2,800
   March 31, 2005                    (1.09)       10.01       (9.82)%    2.32%     0.00%       1,304%      1,284
   March 31, 2004                     4.10        11.10       58.57%     2.36%    (2.13)%      1,853%      1,101
   March 31, 2003                    (3.90)        7.00      (35.78)%    2.37%    (2.07)%      1,938%        434
   March 31, 2002*                   (3.92)       10.90      (26.45)%    2.43%**  (2.22)%**    1,017%        424
TELECOMMUNICATIONS FUND INVESTOR CLASS
   SEPTEMBER 30, 2006#                (.34)       17.40       (1.92)%    1.35%**   1.76%**       279%     35,359
   March 31, 2006                     3.41        17.74       26.96%     1.38%     1.30%         820%     56,695
   March 31, 2005                    (1.15)       14.33       (7.43)%    1.35%     0.60%       1,142%      6,003
   March 31, 2004                     5.43        15.48       54.59%     1.37%     0.01%       1,506%     14,406
   March 31, 2003++                  (5.07)       10.05      (33.53)%    1.38%     0.46%       2,431%      9,152
   March 31, 2002++                  (8.91)       15.12      (36.84)%    1.51%    (0.60)%      1,192%      4,530
TELECOMMUNICATIONS FUND ADVISOR CLASS
   SEPTEMBER 30, 2006#                (.37)       16.73       (2.16)%    1.78%**   1.33%**       279%      7,556
   March 31, 2006                     3.22        17.10       26.46%     1.82%     0.81%         820%      8,487
   March 31, 2005                    (1.19)       13.88       (7.90)%    1.86%     0.19%       1,142%      1,922
   March 31, 2004                     5.26        15.07       54.20%     1.87%    (0.58)%      1,506%      7,376
   March 31, 2003++                  (4.95)        9.81      (33.54)%    1.86%    (0.68)%      2,431%        898
   March 31, 2002++                  (8.82)       14.76      (37.16)%    1.87%    (0.29)%      1,192%        931

  * SINCE THE COMMENCEMENT OF OPERATIONS: APRIL 18, 2001 -- TECHNOLOGY FUND C-CLASS; SEPTEMBER 1, 2004 -- TECHNOLOGY FUND A-CLASS.

 **   ANNUALIZED

*** PORTFOLIO TURNOVER RATE IS CALCULATED WITHOUT REGARD TO SHORT-TERM SECURITIES HAVING A MATURITY OF LESS THAN ONE YEAR.

  +   CALCULATED USING THE AVERAGE DAILY SHARES OUTSTANDING FOR THE YEAR.

 ++ PER SHARE AMOUNTS FOR THE YEARS ENDED MARCH 31, 2002 THROUGH MARCH 31, 2003 HAVE BEEN RESTATED TO REFLECT A 1:3 REVERSE STOCK SPLIT EFFECTIVE APRIL 21, 2003.

  #   UNAUDITED


                                  THE RYDEX SERIES FUNDS SEMI-ANNUAL REPORT | 71

--------------------------------------------------------------------------------

This table is presented to show selected data for a share outstanding throughout each period, and to assist shareholders in evaluating a Fund's performance for the periods presented.

                                                           NET REALIZED    NET INCREASE
                                   NET ASSET      NET          AND          (DECREASE)    DISTRIBUTIONS  DISTRIBUTIONS
                                     VALUE,   INVESTMENT    UNREALIZED     IN NET ASSET     FROM NET       FROM NET
                                   BEGINNING    INCOME    GAINS (LOSSES)  VALUE RESULTING  INVESTMENT      REALIZED        TOTAL
                                   OF PERIOD    (LOSS)+   ON SECURITIES   FROM OPERATIONS    INCOME      CAPITAL GAINS DISTRIBUTIONS
------------------------------------------------------------------------------------------------------------------------------------
TELECOMMUNICATIONS FUND A-CLASS
  SEPTEMBER 30, 2006 #             $ 17.15       $ .08       $  (.48)        $  (.40)       $  --          $  --           $   --
  March 31, 2006                     13.90        (.03)         3.68            3.65         (.40)            --             (.40)
  March 31, 2005*                    13.55         .11           .24             .35           --             --               --
TELECOMMUNICATIONS FUND C-CLASS
  SEPTEMBER 30, 2006 #               16.90         .06          (.46)           (.40)          --             --               --
  March 31, 2006                     13.81         .01          3.48            3.49         (.40)            --             (.40)
  March 31, 2005                     15.06        (.07)        (1.18)          (1.25)          --             --               --
  March 31, 2004                      9.84        (.15)         5.42            5.27         (.05)            --             (.05)
  March 31, 2003++                   14.97        (.09)        (5.04)          (5.13)          --             --               --
  March 31, 2002*++                  26.91        (.24)       (11.61)         (11.85)          --           (.09)            (.09)
TRANSPORTATION FUND INVESTOR CLASS
  SEPTEMBER 30, 2006 #               28.30        (.08)        (1.73)          (1.81)          --             --               --
  March 31, 2006                     22.42        (.09)         5.97            5.88           --             --               --
  March 31, 2005                     18.84        (.11)         3.69            3.58           --             --               --
  March 31, 2004                     15.03        (.06)         3.87            3.81           --             --               --
  March 31, 2003++                   20.85        (.12)        (5.70)          (5.82)          --             --               --
  March 31, 2002++                   19.26        (.09)         1.68            1.59           --             --               --
TRANSPORTATION FUND ADVISOR CLASS
  SEPTEMBER 30, 2006 #               26.75        (.13)        (1.64)          (1.77)          --             --               --
  March 31, 2006                     21.31        (.19)         5.63            5.44           --             --               --
  March 31, 2005                     18.02        (.21)         3.50            3.29           --             --               --
  March 31, 2004                     14.40        (.12)         3.74            3.62           --             --               --
  March 31, 2003++                   19.98        (.15)        (5.43)          (5.58)          --             --               --
  March 31, 2002++                   18.57        (.21)         1.62            1.41           --             --               --
TRANSPORTATION FUND A-CLASS
  SEPTEMBER 30, 2006 #               26.87        (.09)        (1.67)          (1.76)          --             --               --
  March 31, 2006                     21.34        (.17)         5.70            5.53           --             --               --
  March 31, 2005*                    18.73        (.09)         2.70            2.61           --             --               --
TRANSPORTATION FUND C-CLASS
  SEPTEMBER 30, 2006 #               27.14        (.19)        (1.68)          (1.87)          --             --               --
  March 31, 2006                     21.71        (.35)         5.78            5.43           --             --               --
  March 31, 2005                     18.43        (.32)         3.60            3.28           --             --               --
  March 31, 2004                     14.85        (.25)         3.83            3.58           --             --               --
  March 31, 2003++                   20.73        (.27)        (5.61)          (5.88)          --             --               --
  March 31, 2002*++                  20.04        (.24)          .93             .69           --             --               --

                                                                             RATIOS TO
                                                                        AVERAGE NET ASSETS:
                                                                        -------------------
                                   NET INCREASE  NET ASSET                          NET                  NET ASSETS,
                                   (DECREASE)IN   VALUE,       TOTAL             INVESTMENT  PORTFOLIO     END OF
                                    NET ASSET     END OF    INVESTMENT    TOTAL    INCOME    TURNOVER   PERIOD (000'S
                                      VALUE       PERIOD      RETURN    EXPENSES   (LOSS)     RATE***      OMITTED)
---------------------------------------------------------------------------------------------------------------------
TELECOMMUNICATIONS FUND A-CLASS
  SEPTEMBER 30, 2006 #             $  (.40)       $ 16.75     (2.33)%    1.35%**   0.97%**      279%       $    307
  March 31, 2006                      3.25          17.15     26.64%     1.88%    (0.18)%       820%          4,193
  March 31, 2005*                      .35          13.90      2.58%     1.54%**   1.25%**    1,142%              3
TELECOMMUNICATIONS FUND C-CLASS
  SEPTEMBER 30, 2006 #                (.40)         16.50     (2.37)%    2.29%**   0.73%**      279%          3,238
  March 31, 2006                      3.09          16.90     25.65%     2.31%     0.09%        820%          2,827
  March 31, 2005                     (1.25)         13.81     (8.30)%    2.38%    (0.51)%     1,142%          1,784
  March 31, 2004                      5.22          15.06     53.62%     2.37%    (1.09)%     1,506%          3,635
  March 31, 2003++                   (5.13)          9.84    (34.27)%    2.41%    (0.71)%     2,431%            774
  March 31, 2002*++                 (11.94)         14.97    (44.16)%    2.43%**  (1.25)%**   1,192%             19
TRANSPORTATION FUND INVESTOR CLASS
  SEPTEMBER 30, 2006 #               (1.81)         26.49     (6.40)%    1.35%**  (0.55)%**     310%         16,533
  March 31, 2006                      5.88          28.30     26.23%     1.37%    (0.36)%       669%         48,580
  March 31, 2005                      3.58          22.42     19.00%     1.32%    (0.51)%       929%          7,890
  March 31, 2004                      3.81          18.84     25.35%     1.36%    (0.34)%     1,624%          3,792
  March 31, 2003++                   (5.82)         15.03    (27.91)%    1.40%    (0.70)%     2,786%            960
  March 31, 2002++                    1.59          20.85      8.26%     1.56%    (0.51)%     1,704%         18,215
TRANSPORTATION FUND ADVISOR CLASS
  SEPTEMBER 30, 2006 #               (1.77)         24.98     (6.62)%    1.86%**  (1.01)%**     310%          6,444
  March 31, 2006                      5.44          26.75     25.53%     1.86%    (0.81)%       669%          8,478
  March 31, 2005                      3.29          21.31     18.26%     1.82%    (1.05)%       929%          5,748
  March 31, 2004                      3.62          18.02     25.14%     1.83%    (0.73)%     1,624%          4,284
  March 31, 2003++                   (5.58)         14.40    (27.93)%    1.92%    (0.94)%     2,786%          3,561
  March 31, 2002++                    1.41          19.98      7.59%     2.23%    (1.16)%     1,704%         23,807
TRANSPORTATION FUND A-CLASS
  SEPTEMBER 30, 2006 #               (1.76)         25.11     (6.55)%    1.61%**  (0.70)%**     310%          2,908
  March 31, 2006                      5.53          26.87     25.91%     1.66%    (0.71)%       669%          3,044
  March 31, 2005*                     2.61          21.34     13.93%     1.54%**  (0.71)%**     929%             22
TRANSPORTATION FUND C-CLASS
  SEPTEMBER 30, 2006 #               (1.87)         25.27     (6.89)%    2.36%**  (1.45)%**     310%          6,048
  March 31, 2006                      5.43          27.14     25.01%     2.38%    (1.43)%       669%          5,385
  March 31, 2005                      3.28          21.71     17.80%     2.32%    (1.51)%       929%          1,807
  March 31, 2004                      3.58          18.43     24.11%     2.36%    (1.53)%     1,624%            656
  March 31, 2003++                   (5.88)         14.85    (28.36)%    2.36%    (1.51)%     2,786%            514
  March 31, 2002*++                    .69          20.73      3.44%     2.59%**  (1.35)%**   1,704%            654

  * SINCE THE COMMENCEMENT OF OPERATIONS: APRIL 18, 2001 -- TELECOMMUNICATIONS FUND C-CLASS; MAY 14, 2001 -- TRANSPORTATION FUND C-CLASS; SEPTEMBER 1, 2004 -- TELECOMMUNICATIONS FUND A-CLASS AND TRANSPORTATION FUND A-CLASS.

 **   ANNUALIZED

*** PORTFOLIO TURNOVER RATE IS CALCULATED WITHOUT REGARD TO SHORT-TERM SECURITIES HAVING A MATURITY OF LESS THAN ONE YEAR.

  +   CALCULATED USING THE AVERAGE DAILY SHARES OUTSTANDING FOR THE YEAR.

 ++ PER SHARE AMOUNTS FOR THE YEARS ENDED MARCH 31, 2002 THROUGH MARCH 31, 2003 HAVE BEEN RESTATED TO REFLECT A 1:3 REVERSE STOCK SPLIT EFFECTIVE APRIL 21, 2003.

  #   UNAUDITED


72 | THE RYDEX SERIES FUNDS SEMI-ANNUAL REPORT

FINANCIAL HIGHLIGHTS (CONCLUDED)
--------------------------------------------------------------------------------

This table is presented to show selected data for a share outstanding throughout each period, and to assist shareholders in evaluating a Fund's performance for the periods presented.

                                                           NET REALIZED    NET INCREASE
                                   NET ASSET      NET          AND          (DECREASE)    DISTRIBUTIONS  DISTRIBUTIONS
                                     VALUE,   INVESTMENT    UNREALIZED     IN NET ASSET     FROM NET       FROM NET
                                   BEGINNING    INCOME    GAINS (LOSSES)  VALUE RESULTING  INVESTMENT      REALIZED        TOTAL
                                   OF PERIOD    (LOSS)+   ON SECURITIES   FROM OPERATIONS    INCOME      CAPITAL GAINS DISTRIBUTIONS
------------------------------------------------------------------------------------------------------------------------------------
UTILITIES FUND INVESTOR CLASS
  SEPTEMBER 30, 2006 #             $ 24.90      $  .27       $  2.11         $  2.38        $  --          $  --           $   --
  March 31, 2006                     23.62         .51          1.21            1.72         (.44)            --             (.44)
  March 31, 2005                     20.57         .53          2.82            3.35         (.30)            --             (.30)
  March 31, 2004                     16.38         .45          4.71            5.16         (.97)            --             (.97)
  March 31, 2003++                   25.44         .60         (9.12)          (8.52)        (.54)            --             (.54)
  March 31, 2002++                   35.52         .60         (9.12)          (8.52)       (1.56)            --            (1.56)
UTILITIES FUND ADVISOR CLASS
  SEPTEMBER 30, 2006 #               24.08         .21          2.02            2.23           --             --               --
  March 31, 2006                     22.96         .36          1.20            1.56         (.44)            --             (.44)
  March 31, 2005                     20.10         .42          2.74            3.16         (.30)            --             (.30)
  March 31, 2004                     16.11         .30          4.66            4.96         (.97)            --             (.97)
  March 31, 2003++                   25.23         .33         (8.91)          (8.58)        (.54)            --             (.54)
  March 31, 2002++                   35.43         .36         (9.00)          (8.64)       (1.56)            --            (1.56)
UTILITIES FUND A-CLASS
  SEPTEMBER 30, 2006 #               24.18         .21          2.07            2.28           --             --               --
  March 31, 2006                     23.00         .44          1.18            1.62         (.44)            --             (.44)
  March 31, 2005*                    20.66         .40          2.24            2.64         (.30)            --             (.30)
UTILITIES FUND C-CLASS
  SEPTEMBER 30, 2006 #               23.42         .12          1.99            2.11           --             --               --
  March 31, 2006                     22.47         .24          1.15            1.39         (.44)            --             (.44)
  March 31, 2005                     19.77         .29          2.71            3.00         (.30)            --             (.30)
  March 31, 2004                     15.93         .22          4.59            4.81         (.97)            --             (.97)
  March 31, 2003++                   25.08         .30         (8.91)          (8.61)        (.54)            --             (.54)
  March 31, 2002*++                  37.98        (.12)       (11.22)         (11.34)       (1.56)            --            (1.56)

                                                                             RATIOS TO
                                                                        AVERAGE NET ASSETS:
                                                                        -------------------
                                   NET INCREASE  NET ASSET                          NET                  NET ASSETS,
                                   (DECREASE)IN   VALUE,       TOTAL             INVESTMENT  PORTFOLIO     END OF
                                    NET ASSET     END OF    INVESTMENT    TOTAL    INCOME    TURNOVER   PERIOD (000'S
                                      VALUE       PERIOD      RETURN    EXPENSES   (LOSS)     RATE***      OMITTED)
---------------------------------------------------------------------------------------------------------------------
UTILITIES FUND INVESTOR CLASS
  SEPTEMBER 30, 2006 #             $  2.38      $ 27.28        9.56%     1.37%**   2.03%**      420%       $ 35,669
  March 31, 2006                      1.28        24.90        7.25%     1.33%     1.99%        728%         11,717
  March 31, 2005                      3.05        23.62       16.35%     1.33%     2.46%      1,124%         17,861
  March 31, 2004                      4.19        20.57       32.11%     1.35%     2.50%      1,609%         19,170
  March 31, 2003++                   (9.06)       16.38      (33.55)%    1.39%     3.24%      3,158%          9,978
  March 31, 2002++                  (10.08)       25.44      (24.07)%    1.54%     2.00%      2,418%         26,539
UTILITIES FUND ADVISOR CLASS
  SEPTEMBER 30, 2006 #                2.23        26.31        9.26%     1.88%**   1.69%**      420%          8,160
  March 31, 2006                      1.12        24.08        6.76%     1.83%     1.46%        728%          1,427
  March 31, 2005                      2.86        22.96       15.78%     1.83%     1.95%      1,124%          8,045
  March 31, 2004                      3.99        20.10       31.39%     1.84%     1.91%      1,609%          1,072
  March 31, 2003++                   (9.12)       16.11      (34.07)%    1.89%     1.74%      3,158%          2,239
  March 31, 2002++                  (10.20)       25.23      (24.47)%    1.85%     1.15%      2,418%          6,053
UTILITIES FUND A-CLASS
  SEPTEMBER 30, 2006 #                2.28        26.46        9.43%     1.64%**   1.65%**      420%          2,519
  March 31, 2006                      1.18        24.18        7.01%     1.60%     1.75%        728%            626
  March 31, 2005*                     2.34        23.00       12.84%     1.54%**   2.98%**    1,124%            128
UTILITIES FUND C-CLASS
  SEPTEMBER 30, 2006 #                2.11        25.53        9.01%     2.37%**   1.00%**      420%          7,098
  March 31, 2006                       .95        23.42        6.15%     2.34%     1.00%        728%          5,346
  March 31, 2005                      2.70        22.47       15.23%     2.32%     1.39%      1,124%          4,807
  March 31, 2004                      3.84        19.77       30.80%     2.36%     1.19%      1,609%          3,948
  March 31, 2003++                   (9.15)       15.93      (34.40)%    2.42%     1.56%      3,158%            939
  March 31, 2002*++                 (12.90)       25.08      (29.95)%    2.76%**  (0.48)%**   2,418%            192

  * SINCE THE COMMENCEMENT OF OPERATIONS: APRIL 27, 2001 -- UTILITIES FUND C-CLASS; SEPTEMBER 1, 2004 -- UTILITIES FUND A-CLASS.

 **   ANNUALIZED

*** PORTFOLIO TURNOVER RATE IS CALCULATED WITHOUT REGARD TO SHORT-TERM SECURITIES HAVING A MATURITY OF LESS THAN ONE YEAR.

  +   CALCULATED USING THE AVERAGE DAILY SHARES OUTSTANDING FOR THE YEAR.

 ++ PER SHARE AMOUNTS FOR THE PERIODS ENDED MARCH 31, 2002 THROUGH MARCH 31, 2003 HAVE BEEN RESTATED TO REFLECT A 1:3 REVERSE STOCK SPLIT EFFECTIVE APRIL 21, 2003.

  #   UNAUDITED


                                  THE RYDEX SERIES FUNDS SEMI-ANNUAL REPORT | 73

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

1. SIGNIFICANT ACCOUNTING POLICIES

The Rydex Series Funds (the "Trust") is registered with the SEC under the Investment Company Act of 1940 (the "1940 Act") as a non-diversified, open-ended investment company, and is authorized to issue an unlimited number of no par value shares. The Trust offers five separate classes of shares, Investor Class Shares, Advisor Class Shares, A-Class Shares, C-Class Shares, and H-Class Shares. C-Class Shares have a 1% Contingent Deferred Sales Charge ("CDSC") if Shares are redeemed within 12 months of purchase. Sales of shares of each Class are made without a sales charge at the net asset value per share, with the exception of A-Class Shares. A-Class Shares are sold at net asset value, plus the applicable front-end sales charge. The sales charge varies depending on the amount of your purchase, but will not exceed 4.75%.

A-Class Share purchases of $1 million or more have a 1% CDSC if Shares are redeemed within 18 months of purchase. The current sales charge rates are as follows:

                                            SALES CHARGE       SALES CHARGE
                                              AS % OF           AS % OF NET
AMOUNT OF INVESTMENT                       OFFERING PRICE     AMOUNT INVESTED
-----------------------------------------------------------------------------
Less than $100,000                             4.75%               4.99%
$100,000 but less than
  $250,000                                     3.75%               3.90%
$250,000 but less than
  $500,000                                     2.75%               2.83%
$500,000 but less than
  $1,000,000                                   1.60%               1.63%
$1,000,000 or greater                          0.00%               0.00%

At September 30, 2006, the Trust consisted of fifty-three separate series: twenty-six Benchmark Funds, one Money Market Fund, four Alternative Strategies Funds, nineteen Sector Funds, and three Essential Portfolio Funds. This report covers the nineteen Sector Funds (the "Funds"), while the Money Market Fund, the Benchmark Funds, the Alternative Strategies Funds and the Essential Portfolio Funds are contained in separate reports. At a meeting on September 25, 2006, the Board of Trustees approved redemption fees of 1% on redemptions of shares held for less than 30 days for all share classes of the Commodities Fund. These fees will be effective on January 1, 2007. For the period October 1, 2006 through December 31, 2006, shareholders will be restricted to one substantive redemption out of the Fund followed by a purchase of the Fund during the period.

The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America and are consistently followed by the Trust.

A. Equity securities listed on an exchange (New York Stock Exchange ("NYSE") or American Stock Exchange) are valued at the last quoted sales price as of close of business on the NYSE, usually 4:00 p.m., Eastern Time, on the valuation date. Equity securities listed on the Nasdaq market system are valued at the Nasdaq Official Closing Price, usually as of 4:00 p.m., Eastern Time, on the valuation date. Listed options held by the Trust are valued at the Official Settlement Price listed by the exchange, usually as of 4:00 p.m., Eastern Time. Over-the-Counter options held by the Trust are valued using the average bid price obtained from one or more security dealers. The value of futures contracts purchased and sold by the Trust are accounted for using the unrealized gain or loss on the contracts that is determined by marking the contracts to their current realized settlement prices. Financial futures contracts are valued at the last quoted sales price, usually as of 4:00 p.m., Eastern Time, on the valuation date. In the event that the exchange for a specific futures contract closes earlier than 4:00 p.m., Eastern Time, the futures contract is valued at the Official Settlement Price of the exchange. However, the underlying securities from which the futures contract value is derived are monitored until 4:00 p.m., Eastern Time, to determine if fair valuation would provide a more accurate valuation. Short-term securities, if any, are valued at amortized cost, which approximates market value.

Structured notes are valued in accordance with the terms of their agreement at the value of the underlying index close, usually 4:00 p.m., Eastern Time, adjusted for any interest accruals and financing charges. If the securities comprising the underlying index cease trading before the fund's close of business, the index will be fair valued with the use of an appropriate market indicator.

The value of domestic equity index swap agreements entered into by the Funds is accounted for using the unrealized gain or loss on the agreements that is determined by marking the agreements to the last quoted value of the index that the swap pertains to at the close of the NYSE, usually 4:00 p.m., Eastern Time. The swap's market value is then adjusted to include dividends accrued, financing charges and/or interest associated with the swap agreements.

The value of foreign equity index, commodity index, and currency index swap agreements entered into by the Funds are accounted for using the unrealized gain or loss on the agreements that is determined by marking the agreements to the price at which orders are being filled at the close of the NYSE, usually 4:00 p.m., Eastern Time. In the event that no order is filled at 4:00 p.m., Eastern Time, the security dealer provides a fair value quote at which the swap agreement is valued. The swap's market value is then adjusted to include


74 | THE RYDEX SERIES FUNDS SEMI-ANNUAL REPORT

--------------------------------------------------------------------------------

dividends accrued, financing charges and/or interest associated with the swap agreements.

Investments, including structured notes, for which market quotations are not readily available are valued at fair value as determined in good faith by Rydex Investments (the "Advisor"), an affiliated entity, under direction of the Board of Trustees using methods established or ratified by the Board of Trustees. These methods include, but are not limited to: (i) general information as to how these securities and assets trade; (ii) in connection with futures contracts and options thereupon, and other derivative investments, information as to how (a) these contracts and other derivative investments trade in the futures or other derivative markets, respectively, and (b) the securities underlying these contracts and other derivative investments trade in the cash market; and (iii) other information and considerations, including current values in related markets.

B. Securities transactions are recorded on the trade date for financial reporting purposes. Realized gains and losses from securities transactions are recorded using the identified cost basis. Proceeds from lawsuits related to investment holdings are recorded as realized gains in the respective Fund. Dividend income is recorded on the ex-dividend date, net of applicable taxes withheld by foreign countries. Interest income, including amortization of premiums and accretion of discount, is accrued on a daily basis.

C. Distributions of net investment income and net realized capital gains are recorded on the ex-dividend date. Distributions from net investment income and net realized capital gains are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing treatments for items such as deferral of wash sales and post-October losses and regulated futures contracts and options. Net investment income and loss, net realized gains and losses, and net assets are not affected by these differences.

D. The Funds seek capital appreciation and invest substantially all of their assets in equity securities of companies involved in their sector, with the exception of the Commodities Fund, which invests primarily in "commodity related" derivative instruments.

E. Upon the purchase of an option by a Fund, the premium paid is recorded as an investment, the value of which is marked-to-market daily. When a purchased option expires, the Fund will realize a loss in the amount of the cost of the option. When the Fund enters into a closing sale transaction, the Fund will realize a gain or loss depending on whether the proceeds from the closing sale transaction are greater or less than the cost of the option. When a Fund exercises a put option, it will realize a gain or loss from the sale of the underlying security and the proceeds from such sale will be decreased by the premium originally paid. When a Fund exercises a call option, the cost of the security that the Fund purchases upon exercise will be increased by the premium originally paid. When a Fund writes (sells) an option, an amount equal to the premium received is entered in the Trust's accounting records as an asset and equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current value of the option written. When a written option expires, or if the Fund enters into a closing purchase transaction, the Fund realizes a gain (or loss if the cost of a closing purchase transaction exceeds the premium received when the option was sold).

F. The Trust may purchase or sell stock and bond index futures contracts and options on such futures contracts. Futures contracts are contracts for delayed delivery of securities at a specified future delivery date and at a specific price. Upon entering into a contract, a Fund deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Fund as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

G. The Trust may enter into swap agreements, which are over-the-counter contracts in which one party agrees to make periodic payments based on the change in market value of a specified equity security, basket of equity securities, equity index, commodity index, or U.S. Dollar index, in return for periodic payments based on a fixed or variable interest rate or the change in market value of a different equity security, basket of equity securities, equity index, commodity index, or U.S. Dollar index. Swap agreements are used to obtain exposure to an equity or market without owning or taking physical custody of securities. In accordance with a Revenue Ruling issued by the Internal Revenue Service (the "IRS"), the Trust will not invest in commodity index swaps after September 30, 2006.

H. The Trust may invest in structured notes, which are over-the-counter contracts linked to the performance of an underlying benchmark such as interest rates, equity


                                  THE RYDEX SERIES FUNDS SEMI-ANNUAL REPORT | 75

--------------------------------------------------------------------------------

markets, equity indices, commodities indices, corporate credits or foreign exchange markets. A structured note is a type of bond in which an issuer borrows money from investors and pays back the principal, adjusted for performance of the underlying benchmark, at a specified maturity date. In addition, the contract may require periodic interest payments. Structured notes are used to obtain exposure to a market without owning or taking physical custody of securities or commodities.

I. The Funds may also purchase American Depository Receipts, U.S. Government securities, enter into repurchase agreements, and engage in futures, options and swap transactions.

J. The Fund may leave Cash in Custodian Bank overnight in its cash account with the custodian, U.S. Bancorp. Periodically, a Fund may have Cash Payable to Custodian Bank as an overdraft balance. A fee is incurred on this overdraft, calculated by multiplying the overdraft by a rate based on the federal funds rate.

K. Interest and dividend income, most expenses, all realized gains and losses, and all unrealized gains and losses are allocated to the Classes based upon the value of the outstanding shares in each Class. Certain costs, such as distribution fees relating to Advisor Class Shares, A-Class Shares and H-Class Shares and service and distribution fees related to C-Class Shares, are charged directly to specific Classes. In addition, certain expenses have been allocated to the individual Funds in the Trust on a pro rata basis upon the respective aggregate net asset value of each Fund included in the Trust.

L. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates.

2. FINANCIAL INSTRUMENTS

As part of its investment strategy, the Trust may utilize a variety of derivative instruments, including options, futures, options on futures, structured notes, swap agreements, and short sales. These investments involve, to varying degrees, elements of market risk and risks in excess of the amounts recognized in the Statements of Assets and Liabilities.

In the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties, which provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds and/or its affiliates that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

The risk associated with purchasing options is limited to the premium originally paid. Options written by a Fund involve, to varying degrees, risk of loss in excess of the option value reflected in the Statements of Assets and Liabilities. The risk in writing a covered call option is that a Fund may forego the opportunity for profit if the market price of the underlying security increases and the option is exercised. The risk in writing a covered put option is that a Fund may incur a loss if the market price of the underlying security decreases and the option is exercised. In addition, there is the risk that a Fund may not be able to enter into a closing transaction because of an illiquid secondary market or, for over-the-counter options, because of the counterparty's inability to perform. The Trust has established strict counterparty credit guidelines and enters into transactions only with financial institutions of investment grade or better.

There are several risks in connection with the use of futures contracts. Futures contracts involve, to varying degrees, risk of loss in excess of amounts reflected in the financial statements. Risks may be caused by an imperfect correlation between movements in the price of the instruments and the price of the underlying securities. In addition, there is the risk that a Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

There are several risks associated with the use of structured notes. Structured securities are leveraged, providing an exposure to the underlying benchmark of three times the face amount and increasing the volatility of each note relative to the change in the underlying linked financial instrument. A highly liquid secondary market may not exist for the structured notes a Fund invests in which may make it difficult for the Fund to sell the structured notes it holds at an acceptable price or to accurately value them. In addition, structured notes are subject to the risk that the counterparty to the instrument, or issuer, might not pay interest when due or repay principal at maturity of the obligation. Although the Trust will not invest in any structured notes unless the Advisor believes that the issuer is creditworthy, a Fund does bear the risk of loss of the amount expected to be received in the event of the default or bankruptcy of the issuer. The Trust has established strict counterparty credit guidelines and enters into transactions only with financial institutions of investment grade or better.

The use of equity swaps involves risks that are different from those associated with ordinary portfolio securities


76 | THE RYDEX SERIES FUNDS SEMI-ANNUAL REPORT

--------------------------------------------------------------------------------

transactions. Swap agreements may be considered to be illiquid. Although the Trust will not enter into any swap agreement unless the Advisor believes that the other party to the transaction is creditworthy, a Fund does bear the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of the agreement counterparty. The Trust has established strict counterparty credit guidelines and enters into transactions only with financial institutions of investment grade or better.

Short sales are transactions in which a Fund sells a security it does not own. If the security the Fund sold short goes down in price between the time the Fund sells the security and closes its short position, the Fund will realize a gain on the transaction. Conversely, if the security goes up in price during the period, the Fund will realize a loss on the transaction. The risk of such price increases is the principal risk of engaging in short sales.

In conjunction with the use of options, futures, options on futures, swap agreements, as well as short sales of securities, the Funds are required to maintain collateral in various forms. The Funds use, where appropriate, depending on the financial instrument utilized and the broker involved, margin deposits at the broker, cash and/or securities segregated at the custodian bank, discount notes, or the repurchase agreements allocated to each of the Funds.

The risks inherent in the use of options, futures contracts, options on futures contracts, structured notes, swap agreements, as well as short sales of securities include i) adverse changes in the value of such instruments; ii) imperfect correlation between the price of the instruments and movements in the price of the underlying securities, indices, or futures contracts; iii) the possible absence of a liquid secondary market for any particular instrument at any time; and iv) the potential of counterparty default.

3. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

Under the terms of an investment advisory contract, the Trust pays the Advisor, an affiliated entity, investment advisory fees calculated at an annualized rate of 0.85% of the average daily net assets of each of the Funds, except the Precious Metals Fund, which is 0.75% of the average daily net assets. Effective May 1, 2006, the Advisor has contractually agreed to waive its 0.75% management fee to the extent necessary to limit the ordinary operating expenses of the Commodities Fund (but excluding interest expenses, brokerage commissions, and extraordinary expenses) to not more than 1.20%, 1.95%, and 1.20% per annum of the average monthly net assets of the A-Class, C-Class, and H-Class of the Fund, respectively (the "Contractual Fee Waiver"). The Contractual Fee Waiver may not be modified or eliminated prior to August 1, 2007, except with the approval of the Board of Trustees. There is no guarantee that the Contractual Fee Waiver will continue beyond August 1, 2007. Certain officers and trustees of the Trust are also officers of the Advisor. Rydex Investments, an affiliated entity, provides transfer agent and administrative services to the Trust for fees calculated at an annualized rate of 0.25% of the average daily net assets of each of the Sector Funds.

Rydex Investments also provides accounting services to the Trust calculated at an annualized rate of 0.10% on the first $250 million of the average daily net assets, 0.075% on the next $250 million of the average daily net assets, 0.05% on the next $250 million of the average daily net assets, and 0.03% on the average daily net assets over $750 million of each of the Sector Funds. Certain officers and trustees of the Trust are also officers of Rydex Investments.

Rydex Investments also provides other necessary services to the Trust, such as accounting and auditing services, legal services, printing and mailing, etc., on a pass-through basis. Such expenses vary from Fund to Fund and are allocated to the Funds based on relative net assets.

The Trust has adopted a Distribution Plan and Shareholder Services Plan applicable to its Advisor Class Shares and a Distribution Plan applicable to A-Class Shares and H-Class Shares for which Rydex Distributors, Inc. (the "Distributor"), an affiliated entity, and other firms that provide distribution and/or shareholder services ("Service Providers") may receive compensation. If a Service Provider provides distribution services, the Trust will pay distribution fees to the Distributor at an annual rate not to exceed 0.25% of average daily net assets, pursuant to Rule 12b-1 of the 1940 Act. The Distributor, in turn, will pay the Service Provider out of its fees. The Distributor may, at its discretion, retain a portion of such payments to compensate itself for distribution services. With regard to Advisor Class Shares only, if a Service Provider provides shareholder services, the Distributor will receive shareholder servicing fees from the Trust at an annual rate not to exceed 0.25% of average daily net assets. The Distributor, in turn, will pay the Service Provider out of its fees.

The Trust has adopted a separate Distribution and Shareholder Services Plan applicable to its C-Class Shares that allows the Funds to pay annual distribution and service fees of 1.00% of the Funds' C-Class Shares average daily net assets. The annual 0.25% service fee compensates the shareholder's financial advisor for providing on-going services to the shareholder. The


                                  THE RYDEX SERIES FUNDS SEMI-ANNUAL REPORT | 77

--------------------------------------------------------------------------------

annual 0.75% distribution fee reimburses the Distributor for paying the shareholder's financial advisor an ongoing sales commission. The Distributor advances the first year's service and distribution fees to the Financial Advisor. The Distributor retains the service and distribution fees on accounts with no authorized dealer of record. Certain officers and trustees of the Trust are also officers of the Distributor.

4. FEDERAL INCOME TAX INFORMATION

The Funds intend to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and will distribute all net investment income and capital gains to shareholders. Therefore, no Federal income tax provision is required.

Income and capital gain distributions are determined in accordance with Federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing treatments for derivatives, foreign currency transactions, losses deferred due to wash sales, losses deferred due to post-October losses, and excise tax regulations.

Permanent book and tax basis differences, if any, relating to shareholder distributions will result in reclassifications to paid-in capital. This includes net operating losses not utilized during the current year, reclasses of swap related income and gains, and the utilization of earnings and profits distributed to the shareholders on redemption of shares as part of the dividend paid deduction for income tax purposes. These reclassifications have no effect on net assets or net asset values per share. Any taxable gain remaining at fiscal year end is distributed in the following year.

On July 13, 2006, the Financial Accounting Standards Board ("FASB") released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" (FIN
48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. At this time, management is evaluating the implications of FIN 48 and its impact in the financial statements has not yet been determined.

At September 30, 2006, the cost of securities for Federal income tax purposes, the aggregate gross unrealized gain for all securities for which there was an excess of value over tax cost and the aggregate gross unrealized loss for all securities for which there was an excess of tax cost over value, were as follows:

                                                          TAX            TAX               NET
                                           TAX     UNREALIZED     UNREALIZED        UNREALIZED
FUND                                      COST           GAIN           LOSS              GAIN
----------------------------------------------------------------------------------------------
Banking Fund                     $  11,027,690   $  1,715,983    $    (3,555)     $  1,712,428
Basic Materials Fund                23,272,055      6,664,824        (76,940)        6,587,884
Biotechnology Fund                  92,294,192     41,330,771       (682,034)       40,648,737
Commodities Fund                    55,875,668         61,384             --            61,384
Consumer Products Fund              89,414,713      7,116,123        (42,321)        7,073,802
Electronics Fund                    30,709,305     12,272,331        (10,154)       12,262,177
Energy Fund                        100,003,390     34,607,093     (1,033,462)       33,573,631
Energy Services Fund               112,638,618     50,098,451     (1,115,631)       48,982,820
Financial Services Fund             69,756,967      5,077,003        (57,297)        5,019,706
Health Care Fund                   102,156,408     13,693,595       (371,334)       13,322,261
Internet Fund                       24,808,988      3,301,992        (17,661)        3,284,331
Leisure Fund                        22,347,982      2,304,659        (14,934)        2,289,725
Precious Metals Fund               172,134,039     82,804,541     (1,007,306)       81,797,235
Real Estate Fund                    70,324,972      5,919,044        (11,661)        5,907,383
Retailing Fund                      38,033,401      3,409,850         (6,486)        3,403,364
Technology Fund                     69,972,331      6,182,959       (241,097)        5,941,862
Telecommunications Fund             54,356,913      5,375,912        (14,793)        5,361,119
Transportation Fund                 35,867,242      6,362,660        (52,493)        6,310,167
Utilities Fund                      64,422,855      6,056,748         (1,066)        6,055,682


78 | THE RYDEX SERIES FUNDS SEMI-ANNUAL REPORT

--------------------------------------------------------------------------------

5. REPURCHASE AGREEMENTS

The Trust transfers uninvested cash balances into a single joint account, the daily aggregate balance of which is invested in one or more repurchase agreements collateralized by obligations of the U.S. Treasury. The collateral is in the possession of the Trust's custodian and is evaluated daily to ensure that its market value exceeds by, at a minimum, 102% of the delivery value of the repurchase agreement at maturity.

The repurchase agreements executed by the joint account and outstanding as of September 30, 2006, were as follows:

COUNTERPARTY                 TERMS OF AGREEMENT     FACE VALUE   MARKET VALUE   MATURITY VALUE
----------------------------------------------------------------------------------------------
Lehman Brothers, Inc.        5.00% due 10/02/06   $ 44,140,170   $ 44,140,170   $   44,158,562
----------------------------------------------------------------------------------------------
                                                                 $ 44,140,170   $   44,158,562
----------------------------------------------------------------------------------------------

As of September 30, 2006, the collateral for the repurchase agreements in the joint account was as follows:

SECURITY TYPE                RANGE OF RATES          PAR VALUE      MARKET VALUE
--------------------------------------------------------------------------------
U. S. Treasury Notes        3.000% - 4.875%       $ 45,150,000      $ 45,023,916
--------------------------------------------------------------------------------
                                                                    $ 45,023,916
--------------------------------------------------------------------------------

In the event of counterparty default, the Trust has the right to collect the collateral to offset losses incurred. There is potential loss to the Trust in the event the Trust is delayed or prevented from exercising its rights to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period while the Trust seeks to assert its rights. The Trust's investment advisor, acting under the supervision of the Board of Trustees, reviews the value of the collateral and the credit worthiness of those banks and dealers with which the Trust enters into repurchase agreements to evaluate potential risks.

6. SECURITIES TRANSACTIONS

During the period ended September 30, 2006, purchases and sales of investment securities, excluding short-term and temporary cash investments, were:

                                    BASIC       BIOTECH-                     CONSUMER                                       ENERGY
                   BANKING      MATERIALS         NOLOGY   COMMODITIES       PRODUCTS    ELECTRONICS         ENERGY       SERVICES
                      FUND           FUND           FUND          FUND           FUND           FUND           FUND           FUND
----------------------------------------------------------------------------------------------------------------------------------
Purchases     $ 66,603,292   $ 91,635,569   $172,496,549   $17,859,522   $151,809,537   $142,194,543   $214,522,524   $177,703,986
Sales         $ 66,759,918   $102,708,640   $207,281,837   $        --   $ 97,967,518   $156,250,811   $238,232,359   $250,660,556

                 FINANCIAL         HEALTH                                    PRECIOUS           REAL
                  SERVICES           CARE       INTERNET       LEISURE         METALS         ESTATE      RETAILING     TECHNOLOGY
                      FUND           FUND           FUND          FUND           FUND           FUND           FUND           FUND
----------------------------------------------------------------------------------------------------------------------------------
Purchases     $118,939,747   $170,259,056   $ 86,503,242   $76,724,175   $294,197,486   $247,066,219   $ 83,917,909   $128,233,652
Sales         $ 84,240,583   $144,792,027   $ 85,512,351   $78,630,386   $335,795,750   $240,489,443   $ 61,157,020   $102,257,330

                TELECOMMU-      TRANSPOR-
                 NICATIONS         TATION      UTILITIES
                      FUND           FUND           FUND
--------------------------------------------------------
Purchases     $ 87,682,909   $145,243,435   $216,323,269
Sales         $111,206,344   $171,297,744   $185,201,540


                                  THE RYDEX SERIES FUNDS SEMI-ANNUAL REPORT | 79

--------------------------------------------------------------------------------

7. SHARE TRANSACTIONS

The Trust is authorized to distribute an unlimited number of no par value shares. Transactions in shares for the periods presented were:

                                            SHARES PURCHASED            PURCHASED THROUGH DIVIDEND REINVESTMENT
----------------------------------------------------------------------------------------------------------------
                                      PERIOD ENDED     PERIOD ENDED         PERIOD ENDED           PERIOD ENDED
                                     SEPTEMBER 30,        MARCH 31,        SEPTEMBER 30,              MARCH 31,
                                             2006+             2006                2006+                   2006
----------------------------------------------------------------------------------------------------------------
BANKING FUND
   Investor Class                        6,517,044       19,431,785                   --                 19,824
   Advisor Class                         2,261,988        3,931,501                   --                  3,332
   A-Class                                  56,391           13,249                   --                     51
   C-Class                                 692,268        1,371,582                   --                    829

BASIC MATERIALS FUND
   Investor Class                        3,261,789        9,123,721                   --                  4,850
   Advisor Class                         1,046,716        2,567,153                   --                  1,153
   A-Class                                  96,043           20,008                   --                     80
   C-Class                                 316,148        1,638,567                   --                    921

BIOTECHNOLOGY FUND
   Investor Class                        8,524,172       26,699,177                   --                     --
   Advisor Class                         1,180,581        6,328,000                   --                     --
   A-Class                                  38,117          294,689                   --                     --
   C-Class                               1,369,456        1,319,832                   --                     --

COMMODITIES FUND
   A-Class                                 224,745          380,638*                  --                     --
   C-Class                                 107,378          387,087*                  --                     --
   H-Class                               3,317,048        5,477,788*                  --                     --

CONSUMER PRODUCTS FUND
   Investor Class                        4,362,328        4,578,991                   --                  3,050
   Advisor Class                         1,387,563        1,436,673                   --                  1,938
   A-Class                                  43,183           50,888                   --                    566
   C-Class                                 777,994        2,674,258                   --                    690

ELECTRONICS FUND
   Investor Class                       15,544,615       52,323,752                   --                     --
   Advisor Class                         2,015,629        8,421,283                   --                     --
   A-Class                                  76,965          157,542                   --                     --
   C-Class                                 567,222        1,114,986                   --                     --

ENERGY FUND
   Investor Class                       15,867,098       43,314,450                   --                145,031
   Advisor Class                         2,137,575        4,842,701                   --                 21,210
   A-Class                                 232,950        1,018,596                   --                  6,392
   C-Class                               1,029,996        4,544,320                   --                 28,450

                                            SHARES REDEEMED                   NET SHARES PURCHASED (REDEEMED)
----------------------------------------------------------------------------------------------------------------
                                      PERIOD ENDED     PERIOD ENDED         PERIOD ENDED           PERIOD ENDED
                                     SEPTEMBER 30,        MARCH 31,        SEPTEMBER 30,              MARCH 31,
                                             2006+             2006                2006+                   2006
----------------------------------------------------------------------------------------------------------------
BANKING FUND
   Investor Class                       (6,820,889)     (19,131,035)            (303,845)               320,574
   Advisor Class                        (2,118,361)      (4,089,712)             143,627               (154,879)
   A-Class                                 (31,029)          (5,479)              25,362                  7,821
   C-Class                                (601,248)      (1,396,202)              91,020                (23,791)

BASIC MATERIALS FUND
   Investor Class                       (3,579,309)      (9,567,902)            (317,520)              (439,331)
   Advisor Class                        (1,136,068)      (2,780,462)             (89,352)              (212,156)
   A-Class                                 (63,238)          (7,851)              32,805                 12,237
   C-Class                                (295,145)      (1,711,115)              21,003                (71,627)

BIOTECHNOLOGY FUND
   Investor Class                       (9,063,661)     (26,516,133)            (539,489)               183,044
   Advisor Class                        (1,905,981)      (5,763,395)            (725,400)               564,605
   A-Class                                (196,867)         (73,060)            (158,750)               221,629
   C-Class                              (1,568,680)      (1,125,877)            (199,224)               193,955

COMMODITIES FUND
   A-Class                                (347,668)         (59,996)*           (122,923)               320,642*
   C-Class                                (112,279)        (234,798)*             (4,901)               152,289*
   H-Class                              (3,089,559)      (4,413,953)*            227,489              1,063,835*

CONSUMER PRODUCTS FUND
   Investor Class                       (3,267,509)      (4,708,564)           1,094,819               (126,523)
   Advisor Class                        (1,023,164)      (2,127,405)             364,399               (688,794)
   A-Class                                 (11,055)         (18,005)              32,128                 33,449
   C-Class                                (590,025)      (2,902,147)             187,969               (227,199)

ELECTRONICS FUND
   Investor Class                      (15,937,406)     (52,427,967)            (392,791)              (104,215)
   Advisor Class                        (2,769,736)      (8,602,919)            (754,107)              (181,636)
   A-Class                                (155,787)         (61,488)             (78,822)                96,054
   C-Class                                (559,262)        (939,019)               7,960                175,967

ENERGY FUND
   Investor Class                      (16,785,159)     (45,820,840)            (918,061)            (2,361,359)
   Advisor Class                        (2,266,183)      (5,498,339)            (128,608)              (634,428)
   A-Class                                (150,460)        (916,995)              82,490                107,993
   C-Class                              (1,269,212)      (4,514,179)            (239,216)                58,591

*     SINCE THE COMMENCEMENT OF OPERATIONS: MAY 25, 2005.

+     UNAUDITED.


80 | THE RYDEX SERIES FUNDS SEMI-ANNUAL REPORT

--------------------------------------------------------------------------------

                                             SHARES PURCHASED           PURCHASED THROUGH DIVIDEND REINVESTMENT
----------------------------------------------------------------------------------------------------------------
                                      PERIOD ENDED       YEAR ENDED         PERIOD ENDED             YEAR ENDED
                                     SEPTEMBER 30,        MARCH 31,        SEPTEMBER 30,              MARCH 31,
                                             2006+             2006                2006+                   2006
----------------------------------------------------------------------------------------------------------------
ENERGY SERVICES FUND
   Investor Class                        7,093,054       19,648,682                   --                     --
   Advisor Class                         1,060,937        3,980,155                   --                     --
   A-Class                                 146,344          400,630                   --                     --
   C-Class                                 549,628        1,348,672                   --                     --

FINANCIAL SERVICES FUND
   Investor Class                        7,738,062       16,999,280                   --                 17,330
   Advisor Class                         2,818,026        6,288,138                   --                 13,951
   A-Class                                 132,897          355,869                   --                    524
   C-Class                                 385,250        1,901,071                   --                  2,593

HEALTH CARE FUND
   Investor Class                       12,043,961       35,375,281                   --                     --
   Advisor Class                         4,110,235        6,941,714                   --                     --
   A-Class                                 229,752          214,718                   --                     --
   C-Class                                 722,011        2,565,687                   --                     --

INTERNET FUND
   Investor Class                        2,499,766        7,213,052                   --                     --
   Advisor Class                           584,953        1,707,673                   --                     --
   A-Class                                   5,972           20,017                   --                     --
   C-Class                                  70,490          258,023                   --                     --

LEISURE FUND
   Investor Class                        2,441,187        4,268,066                   --                     --
   Advisor Class                           975,200        1,514,408                   --                     --
   A-Class                                   1,057            2,800                   --                     --
   C-Class                                  66,448          609,829                   --                     --

PRECIOUS METALS FUND
   Investor Class                       12,944,294       32,009,774                   --                     --
   Advisor Class                           863,618        1,507,393                   --                     --
   A-Class                                 171,600          182,647                   --                     --
   C-Class                                 736,636        1,029,486                   --                     --

REAL ESTATE FUND
   A-Class                                  53,848           47,503                   --                     19
   C-Class                                 253,148          665,531                   --                    355
   H-Class                              10,395,633       20,581,009                   --                  2,795

                                             SHARES REDEEMED                  NET SHARES PURCHASED (REDEEMED)
----------------------------------------------------------------------------------------------------------------
                                      PERIOD ENDED       YEAR ENDED         PERIOD ENDED             YEAR ENDED
                                     SEPTEMBER 30,        MARCH 31,        SEPTEMBER 30,              MARCH 31,
                                             2006+             2006                2006+                   2006
----------------------------------------------------------------------------------------------------------------
ENERGY SERVICES FUND
   Investor Class                       (8,289,138)     (19,682,786)          (1,196,084)               (34,104)
   Advisor Class                        (1,716,253)      (3,810,903)            (655,316)               169,252
   A-Class                                (104,512)        (260,922)              41,832                139,708
   C-Class                                (597,749)      (1,104,795)             (48,121)               243,877

FINANCIAL SERVICES FUND
   Investor Class                       (6,360,510)     (16,774,042)           1,377,552                242,568
   Advisor Class                        (1,392,470)      (8,217,061)           1,425,556             (1,914,972)
   A-Class                                (379,543)         (24,086)            (246,646)               332,307
   C-Class                                (275,917)      (1,892,843)             109,333                 10,821

HEALTH CARE FUND
   Investor Class                      (11,581,004)     (34,974,857)             462,957                400,424
   Advisor Class                        (2,507,041)      (7,244,262)           1,603,194               (302,548)
   A-Class                                (326,463)         (54,676)             (96,711)               160,042
   C-Class                                (802,879)      (2,379,566)             (80,868)               186,121

INTERNET FUND
   Investor Class                       (2,377,841)      (6,969,421)             121,925                243,631
   Advisor Class                          (605,609)      (1,639,167)             (20,656)                68,506
   A-Class                                 (14,125)          (8,110)              (8,153)                11,907
   C-Class                                (101,607)        (250,044)             (31,117)                 7,979

LEISURE FUND
   Investor Class                       (2,485,885)      (4,258,235)             (44,698)                 9,831
   Advisor Class                          (988,398)      (2,287,763)             (13,198)              (773,355)
   A-Class                                    (561)          (1,039)                 496                  1,761
   C-Class                                 (62,772)        (662,871)               3,676                (53,042)

PRECIOUS METALS FUND
   Investor Class                      (13,874,067)     (31,768,397)            (929,773)               241,377
   Advisor Class                          (896,780)      (1,488,721)             (33,162)                18,672
   A-Class                                (164,952)         (83,266)               6,648                 99,381
   C-Class                                (724,339)      (1,157,357)              12,297               (127,871)

REAL ESTATE FUND
   A-Class                                 (52,505)         (39,791)               1,343                  7,731
   C-Class                                (219,687)        (613,928)              33,461                 51,958
   H-Class                             (10,316,938)     (19,517,895)              78,695              1,065,909

+     UNAUDITED.


                                  THE RYDEX SERIES FUNDS SEMI-ANNUAL REPORT | 81

--------------------------------------------------------------------------------

                                            SHARES PURCHASED            PURCHASED THROUGH DIVIDEND REINVESTMENT
----------------------------------------------------------------------------------------------------------------
                                      PERIOD ENDED       YEAR ENDED         PERIOD ENDED             YEAR ENDED
                                     SEPTEMBER 30,        MARCH 31,        SEPTEMBER 30,              MARCH 31,
                                             2006+             2006                2006+                   2006
----------------------------------------------------------------------------------------------------------------
RETAILING FUND
   Investor Class                        7,724,429       19,589,679                   --                     --
   Advisor Class                         1,334,231        3,652,665                   --                     --
   A-Class                                  12,166           20,951                   --                     --
   C-Class                                 208,271          593,142                   --                     --

TECHNOLOGY FUND
   Investor Class                       10,034,342       18,146,078                   --                  6,582
   Advisor Class                         3,446,334        7,163,169                   --                  3,192
   A-Class                                  79,817          216,530                   --                    162
   C-Class                                 431,250        2,843,053                   --                    839

TELECOMMUNICATIONS FUND
   Investor Class                        5,781,325       13,459,148                   --                 10,130
   Advisor Class                         1,287,672        3,069,757                   --                  4,894
   A-Class                                  14,983          253,560                   --                      5
   C-Class                                 354,777          999,170                   --                  2,514

TRANSPORTATION FUND
   Investor Class                        6,270,264       12,609,504                   --                     --
   Advisor Class                         1,161,737        3,860,047                   --                     --
   A-Class                                  92,774          128,554                   --                     --
   C-Class                                 398,522          382,848                   --                     --

UTILITIES FUND
   Investor Class                       10,603,899       21,477,912                   --                 21,860
   Advisor Class                         1,876,255        3,553,134                   --                  4,148
   A-Class                                 194,604          113,218                   --                    795
   C-Class                                 542,856        1,080,678                   --                  4,821

                                             SHARES REDEEMED                  NET SHARES PURCHASED (REDEEMED)
----------------------------------------------------------------------------------------------------------------
                                      PERIOD ENDED       YEAR ENDED         PERIOD ENDED             YEAR ENDED
                                     SEPTEMBER 30,        MARCH 31,        SEPTEMBER 30,              MARCH 31,
                                             2006+             2006                2006+                   2006
----------------------------------------------------------------------------------------------------------------
RETAILING FUND
   Investor Class                       (6,163,611)     (19,637,584)           1,560,818                (47,905)
   Advisor Class                        (1,218,365)      (3,930,966)             115,866               (278,301)
   A-Class                                  (3,376)         (17,505)               8,790                  3,446
   C-Class                                 (99,660)        (619,548)             108,611                (26,406)

TECHNOLOGY FUND
   Investor Class                       (8,650,334)     (17,726,933)           1,384,008                425,727
   Advisor Class                        (2,434,115)      (7,162,497)           1,012,219                  3,864
   A-Class                                (122,074)        (164,343)             (42,257)                52,349
   C-Class                                (477,840)      (2,735,137)             (46,590)               108,755

TELECOMMUNICATIONS FUND
   Investor Class                       (6,944,855)     (10,692,365)          (1,163,530)             2,776,913
   Advisor Class                        (1,332,402)      (2,716,747)             (44,730)               357,904
   A-Class                                (241,231)          (9,199)            (226,248)               244,366
   C-Class                                (325,742)        (963,686)              29,035                 37,998

TRANSPORTATION FUND
   Investor Class                       (7,362,855)     (11,244,555)          (1,092,591)             1,364,949
   Advisor Class                        (1,220,633)      (3,812,896)             (58,896)                47,151
   A-Class                                 (90,283)         (16,303)               2,491                112,251
   C-Class                                (357,642)        (267,653)              40,880                115,195

UTILITIES FUND
   Investor Class                       (9,767,091)     (21,785,329)             836,808               (285,557)
   Advisor Class                        (1,625,369)      (3,848,404)             250,886               (291,122)
   A-Class                                (125,293)         (93,656)              69,311                 20,357
   C-Class                                (493,061)      (1,071,267)              49,795                 14,232

+     UNAUDITED.


82 | THE RYDEX SERIES FUNDS SEMI-ANNUAL REPORT

--------------------------------------------------------------------------------

8. PORTFOLIO SECURITIES LOANED

The Trust lends its securities to approved brokers to earn additional income. Security lending income shown on the statement of operations is shown net of rebates paid to borrowers and earnings on cash collateral investments shared with the lending agent. Within this arrangement, the Trust acts as the lender, U.S. Bancorp acts as the agent, and other approved registered broker dealers act as the borrowers. The Trust receives cash collateral, valued at 100% of the value of the securities on loan, which is initially held in a segregated account at U.S. Bancorp. As agent, U.S. Bancorp may, for investment purposes, pool the Trust's collateral in joint accounts with cash collateral from one or more other securities lending customers of U.S. Bancorp. Under the terms of the Trust's securities lending agreement with U.S. Bancorp, cash collateral may be invested by U.S. Bancorp in certain high quality, liquid investments. At September 30, 2006, the pooled cash collateral investments consisted of repurchase agreements (46.60%), commercial paper (34.12%), fixed income securities (15.48%), guaranteed investment contract (3.67%), and mutual funds (0.13%). Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities, as determined at the close of fund business each day; any additional collateral required due to changes in security values is delivered to the Fund the next business day. Although the collateral mitigates risk, the Trust could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities. The Trust has the right under the securities lending agreement to recover the securities from the borrower on demand.

The following represents a breakdown of the collateral, its rates, and maturities:

COLLATERAL TYPE                                               RATES                     MATURITY
------------------------------------------------------------------------------------------------------
Repurchase Agreements                                    5.350% - 5.445%                10/02/06
Commercial Paper                                         5.300% - 5.432%            10/02/06-10/30/06
Corporate Bonds, Notes, and Asset-Backed Securities      5.330% - 5.577%           10/11/06 - 03/06/33
Guaranteed Investment Contract                               5.450%                     11/24/06
Mutual Funds                                                   N/A                         N/A

At September 30, 2006, the following funds participated in securities lending and received cash collateral:

                                                                        VALUE OF
                                             CASH                     SECURITIES
FUND                                   COLLATERAL                         LOANED
--------------------------------------------------------------------------------
Banking Fund                          $ 2,048,265                    $ 1,964,788
Basic Materials Fund                    5,210,882                      5,001,668
Biotechnology Fund                     36,179,253                     35,089,220
Consumer Products Fund                 18,076,874                     17,413,029
Electronics Fund                        7,956,583                      7,557,047
Energy Fund                            27,903,856                     27,128,449
Energy Services Fund                   32,381,122                     31,605,516
Financial Services Fund                12,613,797                     12,204,272
Health Care Fund                       18,361,298                     17,812,595
Internet Fund                           4,594,096                      4,414,935
Leisure Fund                            4,158,360                      4,014,087
Precious Metals Fund                   68,651,694                     64,455,966
Real Estate Fund                       15,912,302                     15,382,354
Retailing Fund                          5,752,120                      5,468,956
Technology Fund                        13,562,602                     12,863,483
Telecommunications Fund                13,138,040                     12,446,594
Transportation Fund                    10,213,425                      9,854,410
Utilities Fund                         16,888,517                     16,146,816


                                  THE RYDEX SERIES FUNDS SEMI-ANNUAL REPORT | 83

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONCLUDED)
--------------------------------------------------------------------------------

9. CHANGE IN INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The Board has selected Ernst & Young LLP (E&Y) to serve as the Funds' independent registered public accounting firm for the fiscal year ended March 31, 2007. The decision to select E&Y was recommended by the Audit Committee and was approved by the Board on September 25, 2006. During the Funds' fiscal years ended March 31, 2006 and March 31, 2005, none of the Funds, their portfolios nor anyone on their behalf consulted with E&Y on items which (i) concerned the application of accounting principles to a specified transaction, either completed or proposed, or the type of audit opinion that might be rendered on the Funds' financial statements; or (ii) concerned the subject of a disagreement (as defined in paragraph (a)(1)(iv) of Item 304 of Regulation S-K) or reportable events (as described in paragraph (a)(1)(iv) of said Item 304).

The selection of E&Y does not reflect any disagreements with or dissatisfaction by the Funds or the Board with the performance of the Funds' prior auditor, PricewaterhouseCoopers LLP (PwC). The decision to dismiss PwC effective upon its completion of its audits for the fiscal year ended March 31, 2006 and to select E&Y was recommended by the Funds' Audit Committee and approved by the Funds' Board of Trustees. PwC's report on the Funds' financial statements for the fiscal years ended March 31, 2006 and 2005 contained no adverse opinion or disclaimer of opinion nor were they qualified or modified as to uncertainty, audit scope or accounting principles. During the Funds' fiscal years ended March 31, 2006 and March 31, 2005, (i) there were no disagreements with PwC on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure, which disagreements, if not resolved to the satisfaction of PwC, would have caused it to make reference to the subject matter of the disagreements in connection with its report on the Funds' financial statements for such years, and (ii) there were no "reportable events" of the kind described in Item 304(a)(1)(v) of Regulation SK under the Securities and Exchange Act of 1934, as amended.


84 | THE RYDEX SERIES FUNDS SEMI-ANNUAL REPORT

OTHER INFORMATION (UNAUDITED)
--------------------------------------------------------------------------------

PROXY VOTING INFORMATION

A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to securities held in the Funds' portfolios is available, without charge and upon request, by calling 1-800-820-0888. This information is also available from the EDGAR database on the SEC's website at http://www.sec.gov.

QUARTERLY PORTFOLIO SCHEDULES INFORMATION

The Trust files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q; which are available on the SEC's website at http://www.sec.gov. The Funds' Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC, and that information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. Copies of the portfolio holdings are also available to shareholders, without charge and upon request, by calling 1-800-820-0888.

RYDEX INVESTMENTS BOARD REVIEW AND APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT

The Investment Company Act of 1940 (the "1940 Act") requires that the initial approval of, as well as the continuation of, a fund's investment advisory agreement be specifically approved (1) by the vote of the trustees or by a vote of the shareholders of the fund, and (2) by the vote of a majority of the trustees who are not parties to the investment advisory agreement or "interested persons" of any party (the "Independent Trustees"), cast in person at a meeting called for the purpose of voting on such approval. In connection with such approvals, the fund's trustees must request and evaluate, and the investment adviser is required to furnish, such information as may be reasonably necessary to evaluate the terms of the advisory agreement. In addition, the Securities and Exchange Commission (the "SEC") takes the position that, as part of their fiduciary duties with respect to fund fees, fund boards are required to evaluate the material factors applicable to a decision to approve an investment advisory agreement.

Consistent with these responsibilities, the Rydex Series Funds Board of Trustees (the "Board") calls and holds one meeting each year that is dedicated to considering whether to renew the investment advisory agreement between Rydex Series Funds (the "Trust") and PADCO Advisors, Inc., which does business under the name Rydex Investments ("Rydex Investments"), (the "Advisory Agreement") with respect to existing funds in the Trust, including the funds discussed in this Semi-Annual Report (each a "Fund" and collectively, the "Funds"), and to reviewing certain other agreements pursuant to which Rydex Investments provides investment advisory services to certain other registered investment companies. In preparation for the meeting, the Board requests and reviews a wide variety of materials provided by Rydex Investments, including information about Rydex Investments' affiliates, personnel and operations. The Board also receives data provided by third parties. This information is in addition to the detailed information about the Funds that the Board reviews during the course of each year, including information that relates to Fund operations and performance. The Board also receives a memorandum from Fund counsel regarding the responsibilities of the Board for the approval of investment advisory agreements. In addition, the Independent Trustees receive advice from independent counsel to the Independent Trustees, meet in executive session outside the presence of fund management, and participate in question and answer sessions with representatives of Rydex Investments.

At a meeting held on August 27 and 28, 2006, the Board approved the selection of Rydex Investments and the continuance of the Advisory Agreement for an additional one-year period, based on its review of qualitative and quantitative information provided by Rydex Investments. The Board's approval of the Advisory Agreement was based on consideration and evaluation of a variety of specific factors discussed at that meeting and at prior meetings, including:

      NATURE, EXTENT AND QUALITY OF SERVICES PROVIDED BY RYDEX INVESTMENTS

      The Board reviewed the scope of services to be provided by Rydex Investments under the Advisory Agreement and noted that there would be no significant differences between the scope of services required to be provided by Rydex Investments for the past year and the scope of services required to be provided by Rydex Investments for the upcoming year. In reviewing the scope of services provided to the Funds by Rydex Investments, the Board reviewed and discussed Rydex Investments' investment experience, noting that Rydex Investments and its affiliates have committed significant resources over time to the support of the Funds. The Board also considered Rydex Investments' compliance program and its compliance record with respect to the Funds. In that regard, the Board noted that Rydex Investments provides information regarding the portfolio management and compliance to the Board on a periodic basis in connection with regularly scheduled meetings of the Board. In addition to the above considerations, the Board reviewed and considered


                                  THE RYDEX SERIES FUNDS SEMI-ANNUAL REPORT | 85

-------------------------------------------------------------------------------

      Rydex Investments' investment processes and strategies, and matters related to Rydex Investments' portfolio transaction policies and procedures. In particular, the Board noted the substantial volume of portfolio trades and shareholder transaction activity, in general, processed by Rydex Investments due to the unlimited exchange policy of the majority of the Funds. The Board further noted that the Funds have met their investment objectives consistently since their relevant inception dates. Based on this review, the Board concluded that the nature, extent and quality of services to be provided by Rydex Investments to the Funds under the Advisory Agreement were appropriate and continued to support the Board's original selection of Rydex Investments as investment adviser to the Funds.

      FUND EXPENSES AND PERFORMANCE OF THE FUNDS AND RYDEX INVESTMENTS

      The Board reviewed statistical information prepared by Rydex Investments regarding the expense ratio components, including actual advisory fees, waivers/reimbursements, and gross and net total expenses of each Fund in comparison with the same information for other funds registered under the 1940 Act determined by Rydex Investments to comprise each Fund's applicable peer group. Because few funds seek to provide unlimited exchange privileges similar to those of the Funds (other than the Commodities Fund, Multi-Cap Core Equity Fund, Sector Rotation Fund, Absolute Return Strategies Fund, and Hedged Equity Fund), each Fund's applicable peer group is generally limited to the funds of two unaffiliated mutual fund families. In addition, the Board reviewed statistical information prepared by Rydex Investments relating to the performance of each Fund, as well as each Fund's ability to successfully track its benchmark over time, and a comparison of each Fund's performance to funds with similar investment objectives for the same periods and to appropriate indices/benchmarks, in light of total return, yield and market trends. The Board further noted that despite the unique nature of the Funds, the peer fund information presented to the Board was meaningful because the peer funds' investment objectives and strategies were closely aligned with those of the Funds. The Board noted that most of the Funds either outperformed their peer funds or performed in line with them over relevant periods. The Board also noted that the investment advisory fees and overall expenses for the Funds were generally lower than or in line with the investment advisory fee rates and overall expenses of the peer funds. Based on this review, the Board concluded that the investment advisory fees and expense levels and the historical performance of the Funds, as managed by Rydex Investments, as compared to the investment advisory fees and expense levels and performance of the peer funds, were satisfactory for the purposes of approving the continuance of the Advisory Agreement.

      COSTS OF SERVICES PROVIDED TO THE FUNDS AND PROFITS REALIZED BY RYDEX INVESTMENTS AND ITS AFFILIATES

      The Board reviewed information about the profitability of the Funds to Rydex Investments based on the advisory fees payable under the Advisory Agreement for the last calendar year. Rydex Investments also presented the Board with material discussing its methodology for determining the level of advisory fees assessable to the Funds. The Board analyzed the Funds' expenses, including the investment advisory fees paid to Rydex Investments. The Board also reviewed information regarding direct revenue received by Rydex Investments and ancillary revenue received by Rydex Investments and/or its affiliates in connection with the services provided to the Funds by Rydex Investments (as discussed below) and/or its affiliates. The Board also discussed Rydex Investments' profit margin as reflected in Rydex Investments' profitability analysis and reviewed information regarding economies of scale (as discussed below). Based on this review, the Board concluded that the profits to be realized by Rydex Investments and its affiliates under the Advisory Agreement and from other relationships between the Funds and Rydex Investments and/or its affiliates, if any, were within the range the Board considered reasonable and appropriate.

      ECONOMIES OF SCALE

      In connection with its review of the Funds' profitability analysis, the Board reviewed information regarding economies of scale or other efficiencies that may result from increases in the Funds' asset levels. The Board noted that the Advisory Agreement for the Funds did not provide for any breakpoints in the investment advisory fee rates as a result of increases in the asset levels of such Funds. The Board also noted that though Rydex Investments' assets under management were significant, the amount is spread among more than 95 Funds. Further limiting the realization of economies of scale is the ability of shareholders of a majority of the Funds to engage in unlimited trading. The Board also reviewed Rydex Investments' historic profitability as investment adviser to the Funds and determined that reductions in fee rates or additions of breakpoints were not warranted at this juncture. Based on this review, the Board, recognizing its responsibility to consider this issue at least annually, concluded that there are limited economies of scale to share with the Funds' shareholders.


86 | THE RYDEX SERIES FUNDS SEMI-ANNUAL REPORT

OTHER INFORMATION (UNAUDITED) (CONCLUDED)
--------------------------------------------------------------------------------

      OTHER BENEFITS TO RYDEX INVESTMENTS AND/OR ITS AFFILIATES

      In addition to evaluating the services provided by Rydex Investments, the Board also considered the nature, extent, quality and cost of the administrative, distribution, and shareholder services performed by Rydex Investments' affiliates under separate agreements. The Board noted that Rydex Investments reports its use of soft dollars to the Board on a quarterly basis, as well as any portfolio transactions on behalf of the Funds placed through an affiliate of the Funds or Rydex Investments pursuant to Rule 17e-1 under the 1940 Act. Based on its review, the Board concluded that the nature and quality of the services provided by Rydex Investments' affiliates to the Trust will benefit the Funds' shareholders, and that any ancillary benefits would not be disadvantageous to the Funds' shareholders, particularly in light of the Board's view that the Funds' shareholders benefit from investing in a fund that is part of a large family of funds offering a variety of investment strategies and services.

Based on the above analysis, the Board determined that the Advisory Agreement, including the investment advisory fee rates thereunder, are fair and reasonable in light of all relevant circumstances and concluded that it is in the best interest of the Funds and their shareholders to continue the Advisory Agreement.


                                  THE RYDEX SERIES FUNDS SEMI-ANNUAL REPORT | 87

INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (UNAUDITED)
--------------------------------------------------------------------------------

A Board of Trustees oversees all Rydex Investments, in which its members have no stated term of service, and continue to serve after election until resignation. The Statement of Additional Information includes further information about Fund Trustees and Officers, and can be obtained without charge by calling 1-800-820-0888.

All Trustees and Officers may be reached c/o Rydex Investments, 9601 Blackwell Rd., Suite 500, Rockville, MD 20850.

TRUSTEES AND OFFICERS

                                            LENGTH OF SERVICE
   NAME, POSITION AND                          AS TRUSTEE                            NUMBER OF
     YEAR OF BIRTH                            (YEAR BEGAN)                        FUNDS OVERSEEN
-------------------------           ---------------------------------           -------------------
CARL G. VERBONCOEUR*                    Rydex Series Funds - 2004                       132
Trustee, President (1952)              Rydex Variable Trust - 2004
                                       Rydex Dynamic Funds - 2004
                                         Rydex ETF Trust - 2004

PRINCIPAL OCCUPATIONS DURING PAST FIVE YEARS: Chief Executive Officer and
Treasurer of Rydex Specialized Products, LLC (2005 to present); Chief Executive
Officer of Rydex Fund Services, Inc., PADCO Advisors, Inc., PADCO Advisors II,
Inc., and Rydex Distributors, Inc. (2003 to present); Executive Vice President of Rydex Fund Services, Inc. (2000 to 2003); Vice President of Rydex Fund
Services, Inc. and Rydex Distributors, Inc. (1997 to 2000)

                                    ---------------------------------
MICHAEL P. BYRUM*                       Rydex Series Funds - 2005                       132
Trustee, Vice President                Rydex Variable Trust - 2005
(1970)                                 Rydex Dynamic Funds - 2005
                                         Rydex ETF Trust - 2005

PRINCIPAL OCCUPATIONS DURING PAST FIVE YEARS: Secretary of Rydex Specialized Products, LLC (2005 to present); Secretary of Rydex Series Funds, Rydex Variable Trust, and Rydex Dynamic Funds (2004 to present); Vice President of Rydex Series Funds (1997 to present); Vice President of Rydex Variable Trust (1998 to present); Vice President of Rydex Dynamic Funds (1999 to present); Vice President of Rydex ETF Trust (2002 to present); President and Trustee of Rydex Capital Partners SPhinX Fund (2003 to 2006); President of Rydex Global Advisors (2004 to present); Chief Operating Officer of Rydex Global Advisors and Rydex Distributors, Inc. (2003 to 2004)

--------------------------------------------------------------------------------

INDEPENDENT TRUSTEES

                                            LENGTH OF SERVICE
      NAME, POSITION AND                       AS TRUSTEE                            NUMBER OF
        YEAR OF BIRTH                         (YEAR BEGAN)                        FUNDS OVERSEEN
------------------------------      -----------------------------------         -------------------
JOHN O. DEMARET                         Rydex Series Funds - 1997                       125
Trustee, Chairman of the               Rydex Variable Trust - 1998
Board (1940)                           Rydex Dynamic Funds - 1999
                                         Rydex ETF Trust - 2003

PRINCIPAL OCCUPATIONS DURING PAST FIVE YEARS: Retired

                                    ---------------------------------
COREY A. COLEHOUR                       Rydex Series Funds - 1993                       125
Trustee (1945)                         Rydex Variable Trust - 1998
                                       Rydex Dynamic Funds - 1999
                                         Rydex ETF Trust - 2003

PRINCIPAL OCCUPATIONS DURING PAST FIVE YEARS: Senior Vice President of
Marketing/Co-Owner, Schield Management Company

                                    ---------------------------------
J. KENNETH DALTON                       Rydex Series Funds - 1995                       125
Trustee (1941)                         Rydex Variable Trust - 1998
                                       Rydex Dynamic Funds - 1999
                                         Rydex ETF Trust - 2003

PRINCIPAL OCCUPATIONS DURING PAST FIVE YEARS: Mortgage Banking Consultant and
Investor, The Dalton Group
                                    ---------------------------------


88 | THE RYDEX SERIES FUNDS SEMI-ANNUAL REPORT

INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (UNAUDITED) (CONCLUDED)
--------------------------------------------------------------------------------

                                            LENGTH OF SERVICE
   NAME, POSITION AND                          AS TRUSTEE                            NUMBER OF
     YEAR OF BIRTH                            (YEAR BEGAN)                        FUNDS OVERSEEN
-------------------------           ---------------------------------           -------------------
WERNER E. KELLER                        Rydex Series Funds - 2005                       125
Trustee (1940)                         Rydex Variable Trust - 2005
                                       Rydex Dynamic Funds - 2005
                                         Rydex ETF Trust - 2005

PRINCIPAL OCCUPATIONS DURING PAST FIVE YEARS: Retired (2001 to present);
Chairman, Centurion Capital Management (1991 to 2001)

                                    ---------------------------------
THOMAS F. LYDON, JR.                    Rydex Series Funds - 2005                       125
Trustee (1960)                         Rydex Variable Trust - 2005
                                       Rydex Dynamic Funds - 2005
                                         Rydex ETF Trust - 2005

PRINCIPAL OCCUPATIONS DURING PAST FIVE YEARS: President, Global Trends
Investments

                                    ---------------------------------
PATRICK T. MCCARVILLE                   Rydex Series Funds - 1997                       125
Trustee (1942)                         Rydex Variable Trust - 1998
                                       Rydex Dynamic Funds - 1999
                                         Rydex ETF Trust - 2003

PRINCIPAL OCCUPATIONS DURING PAST FIVE YEARS: Founder and Chief Executive
Officer, Par Industries, Inc.

                                    ---------------------------------
ROGER SOMERS                            Rydex Series Funds - 1993                       125
Trustee (1944)                         Rydex Variable Trust - 1998
                                       Rydex Dynamic Funds - 1999
                                         Rydex ETF Trust - 2003

PRINCIPAL OCCUPATIONS DURING PAST FIVE YEARS: Owner, Arrow Limousine
                                    ---------------------------------

EXECUTIVE OFFICERS

      NAME, POSITION AND                                PRINCIPAL OCCUPATIONS
        YEAR OF BIRTH                                  DURING PAST FIVE YEARS
-------------------------------------------------------------------------------------------
NICK BONOS*                              Chief Financial Officer of Rydex Specialized
Vice President and Treasurer (1963)      Products, LLC (2005 to present); Vice President
                                         and Treasurer of Rydex Series Funds, Rydex
                                         Variable Trust, Rydex Dynamic Funds, and Rydex ETF
                                         Trust (2003 to present); Senior Vice President of
                                         Rydex Fund Services, Inc. (2003 to present); Vice
                                         President and Treasurer of Rydex Capital Partners
                                         SPhinX Fund (2003 to 2006); Vice President of
                                         Accounting of Rydex Fund Services, Inc. (2000 to
                                         2003)

JOANNA M. HAIGNEY*                       Chief Compliance Officer Rydex Series Funds, Rydex
Chief Compliance Officer and Secretary   Variable Trust, and Rydex Dynamic Funds (2004 to
(1966)                                   present); Secretary of Rydex Series Funds, Rydex
                                         Variable Trust, and Rydex Dynamic Funds (2000 to
                                         present); Secretary of Rydex ETF Trust (2002 to
                                         present); Vice President of Compliance of Rydex
                                         Fund Services, Inc. (2000 to present); Secretary
                                         of Rydex Capital Partners SphinX Fund (2003 to
                                         2006)

JOSEPH ARRUDA*                           Assistant Treasurer of Rydex Series Funds, Rydex
Assistant Treasurer (1966)               Variable Trust, Rydex Dynamic Funds, Rydex ETF
                                         Trust (2006); Vice President of Rydex Fund
                                         Services, Inc. (2004 to present); Director of
                                         Accounting of Rydex Fund Services, Inc. (2003 to
                                         2004); Vice President of Mutual Funds, State
                                         Street Bank & Trust (2000 to 2003)

PAULA BILLOS*                            Controller of Rydex Series Funds, Rydex Variable
Controller (1974)                        Trust, Rydex Dynamic Funds, Rydex ETF Trust
                                         (2006); Director of Fund Administration of Rydex
                                         Fund Services, Inc. (2001 to present)


* OFFICERS OF THE FUND ARE DEEMED TO BE "INTERESTED PERSONS" OF THE TRUST, WITHIN THE MEANING OF SECTION 2(a)(19) OF THE 1940 ACT, INASMUCH AS THIS PERSON IS AFFILIATED WITH THE ADVISOR.


                                  THE RYDEX SERIES FUNDS SEMI-ANNUAL REPORT | 89

[LOGO] RYDEXINVESTMENTS
       ESSENTIAL FOR MODERN MARKETS(TM)

       9601 Blackwell Road, Suite 500
       Rockville, MD 20850
       www.rydexinvestments.com
       800-820-0888
       RSECF-SEMI-0906x0307

                                                              SEPTEMBER 30, 2006

                                         RYDEX SERIES FUNDS SEMI-ANNUAL REPORT

                                                      ALTERNATIVE STRATEGY FUNDS
                                                 ABSOLUTE RETURN STRATEGIES FUND
                                                              HEDGED EQUITY FUND
                                                      MULTI-CAP CORE EQUITY FUND
                                                            SECTOR ROTATION FUND

                                                         [LOGO] RYDEXINVESTMENTS
                                                Essential for modern markets(TM)

This report and the financial statements contained herein are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

Distributed by Rydex Distributors, Inc.

TABLE OF CONTENTS
--------------------------------------------------------------------------------

LETTER TO OUR SHAREHOLDERS ...............................................     2

ABOUT SHAREHOLDERS' FUND EXPENSES ........................................     3

FUND PROFILES ............................................................     5

SCHEDULES OF INVESTMENTS .................................................     7

STATEMENTS OF ASSETS AND LIABILITIES .....................................    36

STATEMENTS OF OPERATIONS .................................................    37

STATEMENTS OF CHANGES IN NET ASSETS ......................................    38

FINANCIAL HIGHLIGHTS .....................................................    40

NOTES TO FINANCIAL STATEMENTS ............................................    42

OTHER INFORMATION ........................................................    50

INFORMATION ON BOARD OF TRUSTEES AND OFFICERS ............................    53


                                   THE RYDEX SERIES FUNDS SEMI-ANNUAL REPORT | 1

LETTER TO OUR SHAREHOLDERS
--------------------------------------------------------------------------------

DEAR SHAREHOLDER:

Financial markets over the six-months ended September 30, 2006, were driven by a widely anticipated "soft-landing" in the U.S. economy. This "goldilocks" scenario had economic growth slowing, inflation and interest rates coming down and the Federal Reserve ("Fed") ending its protracted string of increases. In this environment, stocks rallied as corporate earnings continued to grow at double digit rates without competition from higher interest rates. The icing on the cake was relief from higher energy prices, which had risen relentlessly since 2005.

While the rally in stocks was fairly broad-based, it definitely exhibited a defensive bias. Large caps, value stocks and traditionally defensive sectors generally outperformed small caps, growth stocks and more aggressive sectors. This pattern is perfectly in keeping with the "late cycle" nature of the stock market rally. Investors wanted to ride prices up, but wanted to hedge their bets at the same time.

The large-cap nature of the rally was clearly evident in the performance of the major averages. The home of the country's industrial giants--the Dow Jones Industrial Average(SM)--returned 6.34%, followed by the broader S&P 500(R) Index, which returned 4.14%. If we look at the extremes of the capitalization spectrum, the large-cap bias becomes more evident as the Russell Top 50(TM) Index returned 7.13% for the six month period versus a LOSS of 4.61% for the small-cap Russell 2000(R) Index.

In a defensive rally, investors are often wary of overpaying for stocks. That was certainly true as the Russell 1000(R) Value Index returned 5.5% versus a 0.7% decline for the Russell 1000(R) Growth Index. Although developed market international stocks did well as the MSCI EAFE Index gained 3.2%, emerging market stocks fared poorly as the MSCI EM Index fell 1.2%.

A major catalyst for the rally in stocks was the rally in bonds. While yields on the short end of the curve actually rose, longer dated maturities rallied with the yield on the benchmark 10-Year Treasury note declining to 4.63% from 4.85% during the six-month period. The catalyst for falling rates was the decline in inflation and the Fed's pause from its extended interest rate increases. The result was a steeply inverted yield curve. Historically, inverted yield curves presage an economic slowdown or recession. While that remains a possibility, the decline in long-term rates also signals the market's anticipation of an eventual easing campaign by the Fed.

The performance of stocks at the sector level highlighted the defensive bias towards the gains in stock prices over the past six months. The S&P 500 Utilities sector led the way with a gain of 10.2%. Although telecommunications services, a more aggressive sector, was number two with a gain of 8.1%, consumer staples and financials were the next best performers, gaining 7.5% and 6.5%, respectively. It is worth noting that falling interest rates also helped both financials and utilities. Sectors that typically perform well in a rapidly expanding economic environment, specifically materials, industrials and technology declined between 1.0% and 2.3% as the economy slowed.

Going into the fourth quarter, we expect that Gross Domestic Product will pick up slightly, the Fed will remain on hold and equities will remain range-bound. As we head into 2007, we also see the appetite for risk continuing to decline.

We appreciate the trust you have placed in our firm by investing with us.

Sincerely,

/s/ David C. Reilly

David C. Reilly, CFA
Director of Investment Strategy


2 | THE RYDEX SERIES FUNDS SEMI-ANNUAL REPORT

ABOUT SHAREHOLDERS' FUND EXPENSES (UNAUDITED)
--------------------------------------------------------------------------------

All mutual funds have operating expenses and it is important for our shareholders to understand the impact of costs on their investments. As a shareholder of the fund, you incur two types of costs: (i) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (ii) ongoing costs, including management fees, administrative services, and shareholder reports, among others. These ongoing costs, or operating expenses, are deducted from a fund's gross income and reduce the investment return of the fund.

A fund's expenses are expressed as a percentage of its average net assets, which is known as the expense ratio. The following examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period and held for the entire six-month period beginning March 31, 2006 and ending September 30, 2006.

The following tables illustrate your fund's costs in two ways:

TABLE 1. BASED ON ACTUAL FUND RETURN. This section helps you estimate the actual expenses that you paid over the period. The "Ending Account Value" shown is derived from the Fund's actual return, and the fourth column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period."

TABLE 2. BASED ON HYPOTHETICAL 5% RETURN. This section is intended to help you compare your fund's cost with those of other mutual funds. The table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid during the period. The example is useful in making comparisons because the U.S. Securities and Exchange Commission (the "SEC") requires all mutual funds to calculate expenses based on the 5% return. You can assess your fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

      Certain retirement plans such as IRA, Roth IRA and 403(b) accounts are charged an annual $15 maintenance fee. Upon liquidating your retirement account, a $15 account-closing fee will be taken from the proceeds of your redemption.

The calculations above assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs which may be incurred by some of the Fund's classes. These costs may include, but are not limited to, sales charges (loads), redemption fees, and exchange fees.

You can find more information about the Fund's expenses, including annual expense ratios for the past five years, in the Financial Highlights section of this report. For additional information on operating expenses and other shareholder costs, please refer to the appropriate Fund prospectus.


                                   THE RYDEX SERIES FUNDS SEMI-ANNUAL REPORT | 3

ABOUT SHAREHOLDERS' FUND EXPENSES (UNAUDITED) (CONCLUDED)
--------------------------------------------------------------------------------

                                                             BEGINNING                ENDING       EXPENSES
                                           EXPENSE       ACCOUNT VALUE         ACCOUNT VALUE    PAID DURING
                                            RATIO+      MARCH 31, 2006    SEPTEMBER 30, 2006        PERIOD*
-----------------------------------------------------------------------------------------------------------
TABLE 1. BASED ON ACTUAL FUND RETURN

ABSOLUTE RETURN STRATEGIES FUND
   A-Class                                    1.82%**        $1,000.00             $1,013.71         $ 9.19
   C-Class                                    2.57%**         1,000.00              1,009.83          12.95
   H-Class                                    1.80%**         1,000.00              1,014.11           9.09
HEDGED EQUITY FUND
   A-Class                                    1.97%**         1,000.00              1,000.77           9.88
   C-Class                                    2.73%**         1,000.00                996.89          13.67
   H-Class                                    1.97%**         1,000.00              1,000.77           9.88
MULTI-CAP CORE EQUITY FUND
   A-Class                                    1.49%           1,000.00                989.83           7.43
   C-Class                                    2.25%           1,000.00                985.84          11.20
   H-Class                                    1.51%           1,000.00                989.83           7.53
SECTOR ROTATION FUND
   A-Class                                    1.67%           1,000.00                905.30           7.98
   C-Class                                    2.41%           1,000.00                902.62          11.49
   H-Class                                    1.66%           1,000.00                905.50           7.93
-----------------------------------------------------------------------------------------------------------
TABLE 2. BASED ON HYPOTHETICAL 5% RETURN

ABSOLUTE RETURN STRATEGIES FUND
   A-Class                                    1.82%**         1,000.00              1,015.83           9.24
   C-Class                                    2.57%**         1,000.00              1,012.02          13.05
   H-Class                                    1.80%**         1,000.00              1,015.93           9.14
HEDGED EQUITY FUND
   A-Class                                    1.97%**         1,000.00              1,015.07          10.00
   C-Class                                    2.73%**         1,000.00              1,011.21          13.86
   H-Class                                    1.97%**         1,000.00              1,015.07          10.00
MULTI-CAP CORE EQUITY FUND
   A-Class                                    1.49%           1,000.00              1,017.50           7.56
   C-Class                                    2.25%           1,000.00              1,013.65          11.42
   H-Class                                    1.51%           1,000.00              1,017.40           7.67
SECTOR ROTATION FUND
   A-Class                                    1.67%           1,000.00              1,016.59           8.48
   C-Class                                    2.41%           1,000.00              1,012.83          12.23
   H-Class                                    1.66%           1,000.00              1,016.64           8.43

* EXPENSES ARE EQUAL TO THE FUND'S ANNUALIZED EXPENSE RATIO, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY THE NUMBER OF DAYS IN THE MOST RECENT FISCAL HALF-YEAR, THEN DIVIDED BY 365.

** THIS RATIO REPRESENTS ANNUALIZED GROSS EXPENSES, WHICH INCLUDE DIVIDEND EXPENSE FROM SECURITIES SOLD SHORT. EXCLUDING SHORT DIVIDENDS EXPENSE, THE OPERATING EXPENSE RATIO WOULD BE 0.39% AND 0.57% LOWER EACH CLASS OF THE ABSOLUTE RETURN STRATEGIES FUND AND THE HEDGED EQUITY FUND.

+     ANNUALIZED


4 | THE RYDEX SERIES FUNDS SEMI-ANNUAL REPORT

FUND PROFILES (UNAUDITED)
--------------------------------------------------------------------------------

ABSOLUTE RETURN STRATEGIES FUND

OBJECTIVE: To provide capital appreciation consistent with the return and risk characteristics of the hedge fund universe. The secondary objective is to achieve these returns with low correlation to and less volatility than equity indices.

HOLDINGS DIVERSIFICATION (MARKET EXPOSURE AS % OF NET ASSETS)

  [THE FOLLOWING TABLE WAS REPRESENTED AS A BAR CHART IN THE PRINTED MATERIAL.]

                                               ABSOLUTE RETURN   ABSOLUTE RETURN
                                               STRATEGIES FUND   STRATEGIES FUND
                                                LONG HOLDINGS     SHORT HOLDINGS
Financials                                          15.6%            -11.8%
Telecommunication Services                           3.1%
Consumer Discretionary                               6.8%             -3.9%
PowerShares DB Commodity Index Tracking Fund         2.2%
Industrials                                          6.0%             -3.8%
Utilities                                            3.6%             -1.6%
Energy                                               5.4%             -4.2%
Health Care                                          6.2%             -5.0%
Consumer Staples                                     5.4%             -4.2%
Materials                                            2.7%             -2.0%
Information Technology                               9.2%             -8.9%
Futures Contracts                                   27.1%            -11.6%
CDXI Swap Agreements                                35.5%              0.0%

"Holdings Diversification (Market Exposure as % of Net Assets)" excludes any temporary cash investments.

INCEPTION DATES:
--------------------------------------------------------------------------------
A-Class                                                       September 19, 2005
C-Class                                                       September 19, 2005
H-Class                                                       September 19, 2005

TEN LARGEST LONG HOLDINGS (% OF TOTAL NET ASSETS)
--------------------------------------------------------------------------------
PowerShares DB Commodity Index Tracking Fund Co., Inc.                      2.2%
Freddie Mac                                                                 2.2%
J.P. Morgan Chase & Co.                                                     0.8%
Pfizer, Inc.                                                                0.8%
Archer-Daniels-Midland Co.                                                  0.7%
Reynolds American, Inc.                                                     0.7%
ConocoPhillips                                                              0.7%
Verizon Communications, Inc.                                                0.7%
Biogen Idec, Inc.                                                           0.6%
Metlife, Inc.                                                               0.6%
--------------------------------------------------------------------------------
Top Ten Total                                                              10.0%
--------------------------------------------------------------------------------

"Ten Largest Long Holdings" exclude any temporary cash or derivative instruments.

HEDGED EQUITY FUND

OBJECTIVE: To provide capital appreciation consistent with the return and risk characteristics of the long/short hedge fund universe. The secondary objective is to achieve these returns with low correlation to and less volatility than equity indices.

HOLDINGS DIVERSIFICATION (MARKET EXPOSURE AS % OF NET ASSETS)

  [THE FOLLOWING TABLE WAS REPRESENTED AS A BAR CHART IN THE PRINTED MATERIAL.]

                                      HEDGED EQUITY FUND      HEDGED EQUITY FUND
                                        LONG HOLDINGS           SHORT HOLDINGS
Other                                        11.0%                   -4.5%
Industrials                                   8.9%                   -6.5%
Financials                                   16.5%                  -14.7%
Consumer Staples                              8.6%                   -7.4%
Consumer Discretionary                        6.9%                   -6.6%
Health Care                                   8.8%                   -8.9%
Energy                                        6.3%                   -7.0%
Information Technology                       10.1%                  -14.6%
Futures Contracts                            27.9%                    0.0%

"Holdings Diversification (Market Exposure as % of Net Assets)" excludes any temporary cash investments.

INCEPTION DATES:
--------------------------------------------------------------------------------
A-Class                                                       September 19, 2005
C-Class                                                       September 19, 2005
H-Class                                                       September 19, 2005

TEN LARGEST LONG HOLDINGS (% OF TOTAL NET ASSETS)
--------------------------------------------------------------------------------
J.P. Morgan Chase & Co.                                                     1.5%
Archer-Daniels-Midland, Co.                                                 1.5%
Reynolds American, Inc.                                                     1.3%
Biogen Idec, Inc.                                                           1.3%
Pfizer, Inc.                                                                1.2%
Goldman Sachs Group, Inc.                                                   1.2%
Merrill Lynch & Co., Inc.                                                   1.1%
AT&T, Inc.                                                                  1.0%
Express Scripts, Inc.                                                       1.0%
ConocoPhillips                                                              1.0%
--------------------------------------------------------------------------------
Top Ten Total                                                              12.1%
--------------------------------------------------------------------------------

"Ten Largest Long Holdings" exclude any temporary cash or derivative instruments.


                                   THE RYDEX SERIES FUNDS SEMI-ANNUAL REPORT | 5

FUND PROFILES (UNAUDITED) (CONCLUDED)
--------------------------------------------------------------------------------

MULTI-CAP CORE EQUITY FUND

OBJECTIVE: Seeks long-term capital appreciation.

HOLDINGS DIVERSIFICATION (MARKET EXPOSURE AS % OF NET ASSETS)

  [THE FOLLOWING TABLE WAS REPRESENTED AS A BAR CHART IN THE PRINTED MATERIAL.]

                                                                  MULTI-CAP CORE
                                                                    EQUITY FUND
Other                                                                 10.2%
Financials                                                            21.7%
Information Technology                                                16.1%
Consumer Discretionary                                                13.4%
Health Care                                                           12.1%
Industrials                                                           11.8%
Energy                                                                 7.1%
Consumer Staples                                                       6.3%
Futures Contracts                                                      0.6%

"Holdings Diversification (Market Exposure as % of Net Assets)" excludes any temporary cash investments.

INCEPTION DATES:
--------------------------------------------------------------------------------
A-Class                                                           March 31, 2004
C-Class                                                       September 23, 2002
H-Class                                                       September 23, 2002

TEN LARGEST HOLDINGS (% OF TOTAL NET ASSETS)
--------------------------------------------------------------------------------
Exxon Mobil Corp.                                                           1.3%
General Electric Co.                                                        1.1%
Citigroup, Inc.                                                             1.0%
Bank of America Corp.                                                       0.9%
Pfizer, Inc.                                                                0.9%
Procter & Gamble Co.                                                        0.7%
Microsoft Corp.                                                             0.7%
J.P. Morgan Chase & Co.                                                     0.7%
Altria Group, Inc.                                                          0.7%
International Business Machines Corp.                                       0.6%
--------------------------------------------------------------------------------
Top Ten Total                                                               8.6%
--------------------------------------------------------------------------------

"Ten Largest Holdings" exclude any temporary cash or derivative investments.

SECTOR ROTATION FUND

OBJECTIVE: Seeks long-term capital appreciation.

HOLDINGS DIVERSIFICATION (MARKET EXPOSURE AS % OF NET ASSETS)

  [THE FOLLOWING TABLE WAS REPRESENTED AS A BAR CHART IN THE PRINTED MATERIAL.]

                                                                 SECTOR ROTATION
                                                                      FUND
Financials                                                            34.5%
Industrials                                                           17.3%
Consumer Staples                                                      16.1%
Utilities                                                              8.8%
Materials                                                              8.0%
Information Technology                                                 7.6%
Telecommunication Services                                             7.2%

"Holdings Diversification (Market Exposure as % of Net Assets)" excludes any temporary cash investments.

INCEPTION DATES:
--------------------------------------------------------------------------------
A-Class                                                           March 31, 2004
C-Class                                                           March 22, 2002
H-Class                                                           March 22, 2002

TEN LARGEST HOLDINGS (% OF TOTAL NET ASSETS)
--------------------------------------------------------------------------------
Altria Group, Inc.                                                          4.4%
Procter & Gamble Co.                                                        3.2%
Brookfield Asset Management, Inc. -- Class A                                2.4%
Brookfield Properties Corp.                                                 1.8%
Microsoft Corp.                                                             1.7%
ABB Ltd. -- SP ADR                                                          1.6%
Reynolds American, Inc.                                                     1.6%
Bank of America Corp.                                                       1.5%
Citigroup, Inc.                                                             1.5%
Emerson Electric Co.                                                        1.5%
--------------------------------------------------------------------------------
Top Ten Total                                                              21.2%
--------------------------------------------------------------------------------

"Ten Largest Holdings" exclude any temporary cash or derivative investments.


6 | THE RYDEX SERIES FUNDS SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS (UNAUDITED)                           September 30, 2006
--------------------------------------------------------------------------------
   ABSOLUTE RETURN STRATEGIES FUND
--------------------------------------------------------------------------------

                                                                         MARKET
                                                                          VALUE
                                                     SHARES             (NOTE 1)
--------------------------------------------------------------------------------

COMMON STOCKS 64.1%

FINANCIALS 15.6%
   INSURANCE 4.0%
   MetLife, Inc.                                     18,740      $    1,062,183
   Hartford Financial Services Group, Inc.            9,500             824,125
   UnumProvident Corp.                               38,019             737,188
   AmerUs Group Co.                                  10,320             701,863
   Genworth Financial, Inc. -- Class A               18,680             653,987
   First American Corp.                              15,259             646,066
   MBIA, Inc.                                         7,670             471,245
   Principal Financial Group, Inc.                    6,940             376,703
   Old Republic International Corp.                  16,280             360,602
   Chubb Corp.                                        6,830             354,887
   Aon Corp.                                          9,529             322,747
   Ohio Casualty Corp.                               12,310             318,460
   American Financial Group, Inc.                     4,200             197,106
   Horace Mann Educators Corp.                        8,040             154,609
   Hanover Insurance Group, Inc.                      3,250             145,048
                                                                 --------------
   TOTAL INSURANCE                                                    7,326,819
                                                                 --------------
   REAL ESTATE 3.8%
   Longview Fibre Co.                                26,340             535,229
   Public Storage, Inc.                               5,444             468,130
   Saxon Capital, Inc.                               32,910             462,056
   Heritage Property Investment Trust                12,630             460,490
   Trizec Properties, Inc.                           15,920             460,247
   Pan Pacific Retail Properties, Inc.                6,610             458,866
   Newkirk Realty Trust Co., Inc.                    27,610             455,013
   Glenborough Realty Trust, Inc.                    17,670             454,649
   Reckson Associates Realty Corp.                   10,590             453,252
   Sizeler Property Investors                        29,860             448,796
   MortgageIT Holdings, Inc.                         31,760             447,181
   CentraCore Properties Trust                       13,130             416,878
   Liberty Property Trust                             5,260             251,375
   Brookfield Asset Management, Inc. -- Class A       4,230             187,558
   Brookfield Properties Corp.                        3,860             136,335
   Forest City Enterprises, Inc. -- Class A           2,070             112,401
   CB Richard Ellis Group, Inc. -- Class A*           4,020              98,892
   The St. Joe Co.                                    1,710              93,828
   Jones Lang LaSalle, Inc.                             820              70,094
   Equity Office Properties Trust                     1,270              50,495
   Equity Residential                                   990              50,074
   Trammell Crow Co.*                                 1,360              49,654
   ProLogis                                             870              49,642
   General Growth Properties, Inc.                      960              45,744
   Host Hotels & Resorts, Inc.                        1,980              45,401
   Archstone-Smith Trust                                830              45,185
   AvalonBay Communities, Inc.                          330              39,732

                                                                         MARKET
                                                                          VALUE
                                                     SHARES             (NOTE 1)
--------------------------------------------------------------------------------

   Developers Diversified Realty Corp.                  590      $       32,898
   Plum Creek Timber Co., Inc. (REIT)                   930              31,657
   Macerich Co.                                         410              31,308
                                                                 --------------
   TOTAL REAL ESTATE                                                  6,943,060
                                                                 --------------
   BANKS 2.3%
   North Fork Bancorporation, Inc.                   16,420             470,269
   AmSouth Bancorp                                   15,890             461,445
   Interchange Financial Services Corp.              20,330             459,865
   Texas Regional Bancshares, Inc. -- Class A        11,950             459,477
   Flag Financial Corp., Inc.                        18,330             458,983
   Republic Bancorp, Inc.                            34,390             458,419
   State National Bancshares, Inc.                   11,030             419,030
   MB Financial Corp.                                10,640             392,297
   Commerce Bancorp, Inc.                             7,380             270,920
   FirstMerit Corp.                                   7,160             165,897
   SVB Financial Group*                               3,250             145,080
                                                                 --------------
   TOTAL BANKS                                                        4,161,682
                                                                 --------------
   CAPITAL MARKETS 1.9%
   Goldman Sachs Group, Inc.                          5,700             964,269
   Merrill Lynch & Co., Inc.                         11,399             891,630
   Franklin Resources, Inc.                           6,830             722,272
   E*Trade Financial Corp.*                          13,379             320,026
   Lehman Brothers Holdings, Inc.                     3,990             294,701
   Morgan Stanley                                       770              56,141
   Deutsche Bank AG                                     410              49,487
   UBS AG Co., Inc.                                     610              36,179
   Nomura Holdings, Inc. -- SP ADR                    1,930              33,929
   Credit Suisse Group -- SP ADR                        570              33,032
   Bank of New York Co., Inc.                           910              32,087
   State Street Corp.                                   440              27,456
   Bear Stearns Cos., Inc.                              190              26,619
   Mellon Financial Corp.                               630              24,633
   Northern Trust Corp.                                 370              21,619
                                                                 --------------
   TOTAL CAPITAL MARKETS                                              3,534,080
                                                                 --------------
   THRIFTS & MORTGAGE FINANCE 1.7%
   Sovereign Bancorp, Inc.                           36,909             793,913
   Golden West Financial Corp.                        6,010             464,272
   Commercial Capital Bancorp, Inc.                  28,900             460,666
   Harbor Florida Bancshares, Inc.                   10,340             458,165
   Radian Group, Inc.                                 5,650             339,000
   PMI Group, Inc.                                    7,460             326,823
   IndyMac Bancorp, Inc.                              4,650             191,394
   First Niagara Financial Group, Inc.                9,829             143,307
                                                                 --------------
   TOTAL THRIFTS & MORTGAGE FINANCE                                   3,177,540
                                                                 --------------
   DIVERSIFIED FINANCIALS 1.6%
   J.P. Morgan Chase & Co.                           32,508           1,526,576
   CIT Group, Inc.                                   19,819             963,798
   Leucadia National Corp.                           20,349             532,533
                                                                 --------------
   TOTAL DIVERSIFIED FINANCIALS                                       3,022,907
                                                                 --------------


See Notes to Financial Statements.

                                   THE RYDEX SERIES FUNDS SEMI-ANNUAL REPORT | 7

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)               September 30, 2006
--------------------------------------------------------------------------------
   ABSOLUTE RETURN STRATEGIES FUND
--------------------------------------------------------------------------------

                                                                         MARKET
                                                                          VALUE
                                                     SHARES             (NOTE 1)
--------------------------------------------------------------------------------

   CONSUMER FINANCE 0.3%
   ACE Cash Express, Inc.*                           15,440      $      461,501
                                                                 --------------
   TOTAL CONSUMER FINANCE                                               461,501
                                                                 --------------
TOTAL FINANCIALS                                                     28,627,589
                                                                 --------------
INFORMATION TECHNOLOGY 9.2%
   SEMICONDUCTOR & SEMICONDUCTOR EQUIPMENT 2.0%
   ADE Corp.*                                        14,290             457,566
   Freescale Semiconductor, Inc. -- Class A*         12,010             456,980
   Nvidia Corp.*                                     15,239             450,922
   ATI Technologies, Inc.*                           20,930             448,948
   Advanced Micro Devices, Inc.*                     17,569             436,590
   Lam Research Corp.*                                6,390             289,659
   Atmel Corp.*                                      41,767             252,273
   Intersil Corp. -- Class A                          8,759             215,033
   LSI Logic Corp.*                                  24,068             197,839
   International Rectifier Corp.*                     5,340             186,046
   MEMC Electronic Materials, Inc.*                   4,759             174,322
                                                                 --------------
   TOTAL SEMICONDUCTOR & SEMICONDUCTOR
      EQUIPMENT                                                       3,566,178
                                                                 --------------
   SOFTWARE 1.9%
   Embarcadero Technologies, Inc.*                   56,850             467,307
   Intergraph Corp.*                                 10,740             460,531
   MRO Software, Inc.*                               17,940             460,520
   Filenet Corp.*                                    13,220             460,453
   Reynolds & Reynolds Co. -- Class A                11,650             460,291
   Internet Security Systems, Inc.*                  16,530             458,873
   Novell, Inc.*                                     50,368             308,252
   Parametric Technology Corp.*                      11,289             197,106
   Compuware Corp.*                                  24,420             190,232
   Advent Software, Inc.*                             1,740              63,005
   Wind River Systems, Inc.*                          1,740              18,635
                                                                 --------------
   TOTAL SOFTWARE                                                     3,545,205
                                                                 --------------
   COMMUNICATIONS EQUIPMENT 1.4%
   Corning, Inc.*                                    27,608             673,911
   Lucent Technologies, Inc.*                       200,200             468,468
   Inter-Tel, Inc.                                   20,790             449,064
   Tellabs, Inc.*                                    26,878             294,583
   JDS Uniphase Corp.*                              117,293             256,872
   Ciena Corp.*                                       8,228             224,213
   CommScope, Inc.*                                   6,030             198,146
   Dycom Industries, Inc.*                            2,250              48,375
   ADC Telecommunications, Inc.*                      1,890              28,350
                                                                 --------------
   TOTAL COMMUNICATIONS EQUIPMENT                                     2,641,982
                                                                 --------------
   ELECTRONIC EQUIPMENT & INSTRUMENTS 1.4%
   Lipman Electronic Engineering Ltd.*               16,460             464,501
   Excel Technology, Inc.*                           15,530             459,533
   Metrologic Instruments, Inc.*                     25,179             457,251
   Symbol Technologies, Inc.                         28,490             423,361
   Avnet, Inc.*                                      20,679             405,722
   Arrow Electronics, Inc.*                           7,470             204,902
   Sanmina-SCI Corp.*                                43,457             162,529
                                                                 --------------
   TOTAL ELECTRONIC EQUIPMENT & INSTRUMENTS                           2,577,799
                                                                 --------------

                                                                         MARKET
                                                                          VALUE
                                                     SHARES             (NOTE 1)
--------------------------------------------------------------------------------

   COMPUTERS & PERIPHERALS 1.1%
   Apple Computer, Inc.*                             11,379      $      876,524
   McData Corp. -- Class A*                          93,020             467,891
   msystems Ltd.*                                    10,380             417,691
   Imation Corp.                                      3,130             125,670
   SanDisk Corp.*                                     2,010             107,615
                                                                 --------------
   TOTAL COMPUTERS & PERIPHERALS                                      1,995,391
                                                                 --------------
   IT CONSULTING & SERVICES 0.8%
   Computer Sciences Corp.*                           6,110             300,123
   Affiliated Computer Services, Inc. --
      Class A*                                        5,230             271,228
   Sabre Holdings Corp.                               8,630             201,856
   CheckFree Corp.*                                   4,750             196,270
   MoneyGram International, Inc.                      6,600             191,796
   MPS Group, Inc.*                                  12,329             186,291
   BISYS Group, Inc.*                                10,400             112,944
                                                                 --------------
   TOTAL IT CONSULTING & SERVICES                                     1,460,508
                                                                 --------------
   INTERNET SOFTWARE & SERVICES 0.4%
   Yahoo!, Inc.*                                     26,078             659,252
                                                                 --------------
   TOTAL INTERNET SOFTWARE & SERVICES                                   659,252
                                                                 --------------
   OFFICE ELECTRONICS 0.2%
   Xerox Corp.*                                      27,860             433,502
                                                                 --------------
   TOTAL OFFICE ELECTRONICS                                             433,502
                                                                 --------------
TOTAL INFORMATION TECHNOLOGY                                         16,879,817
                                                                 --------------
CONSUMER DISCRETIONARY 6.9%
   HOTELS, RESTAURANTS & LEISURE 1.7%
   Carnival Corp.                                    14,760             694,163
   Aztar Corp.*                                       8,700             461,187
   Intrawest Corp., Inc.                             13,330             460,418
   Riviera Holdings Corp.*                           22,460             458,858
   Lone Star Steakhouse & Saloon, Inc.               16,520             458,760
   Ryan's Restaurant Group, Inc.*                    28,720             455,786
   CBRL Group, Inc.                                   3,950             159,699
                                                                 --------------
   TOTAL HOTELS, RESTAURANTS & LEISURE                                3,148,871
                                                                 --------------
   SPECIALTY RETAIL 1.4%
   Michaels Stores, Inc.                             10,660             464,136
   Rent-Way, Inc.*                                   43,940             460,931
   PETCO Animal Supplies, Inc.*                      16,050             459,672
   GameStop Corp. -- Class A*                         6,600             305,448
   AnnTaylor Stores Corp.*                            6,310             264,137
   AutoNation, Inc.*                                 12,030             251,427
   Circuit City Stores, Inc.                          6,310             158,444
   Borders Group, Inc.                                6,200             126,480
   Payless Shoesource, Inc.*                          3,820              95,118
                                                                 --------------
   TOTAL SPECIALTY RETAIL                                             2,585,793
                                                                 --------------
   MULTILINE RETAIL 1.1%
   Federated Department Stores, Inc.                 23,729           1,025,330
   Target Corp.                                      10,509             580,622
   J.C. Penney Holding Co., Inc.                      4,770             326,221
   Nordstrom, Inc.                                    1,250              52,875
                                                                 --------------
   TOTAL MULTILINE RETAIL                                             1,985,048
                                                                 --------------


8 | THE RYDEX SERIES FUNDS SEMI-ANNUAL REPORT

                                              See Notes to Financial Statements.

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)               September 30, 2006
--------------------------------------------------------------------------------
   ABSOLUTE RETURN STRATEGIES FUND
--------------------------------------------------------------------------------

                                                                         MARKET
                                                                          VALUE
                                                     SHARES             (NOTE 1)
--------------------------------------------------------------------------------

   MEDIA 1.0%
   Univision Communications, Inc. -- Class A*        19,800      $      679,932
   Advo, Inc.                                        15,990             447,400
   Gannett Co., Inc.                                  7,020             398,947
   Belo Corp. -- Class A                              8,500             134,385
   Scholastic Corp.*                                  3,910             121,796
   Media General, Inc.                                1,110              41,869
   Westwood One, Inc.                                 4,570              32,356
                                                                 --------------
   TOTAL MEDIA                                                        1,856,685
                                                                 --------------
   HOUSEHOLD DURABLES 0.9%
   Lennar Corp. -- Class A                           10,920             494,130
   Whirlpool Corp.                                    5,610             471,857
   D.R. Horton, Inc.                                 10,139             242,829
   KB HOME                                            3,610             158,118
   American Greetings Corp. -- Class A                4,920             113,751
   Furniture Brands International, Inc.               5,360             102,054
   Pulte Homes, Inc.                                  1,310              41,737
   Toll Brothers, Inc.*                               1,140              32,011
   Ryland Group, Inc.                                   500              21,605
   Hovnanian Enterprises, Inc. -- Class A*              700              20,538
                                                                 --------------
   TOTAL HOUSEHOLD DURABLES                                           1,698,630
                                                                 --------------
   HEALTH CARE PROVIDERS & SERVICES 0.3%
   Alderwoods Group, Inc.*                           23,200             460,056
                                                                 --------------
   TOTAL HEALTH CARE PROVIDERS & SERVICES                               460,056
                                                                 --------------
   LEISURE EQUIPMENT & PRODUCTS 0.2%
   Brunswick Corp.                                    6,420             200,240
   Callaway Golf Co.                                  5,790              75,907
                                                                 --------------
   TOTAL LEISURE EQUIPMENT & PRODUCTS                                   276,147
                                                                 --------------
   AUTO COMPONENTS 0.1%
   Goodyear Tire & Rubber Co.*                       10,479             151,945
   Modine Manufacturing Co.                           3,930              95,617
                                                                 --------------
   TOTAL AUTO COMPONENTS                                                247,562
                                                                 --------------
   TEXTILES & APPAREL 0.1%
   Polo Ralph Lauren Corp.                            3,340             216,064
                                                                 --------------
   TOTAL TEXTILES & APPAREL                                             216,064
                                                                 --------------
   AUTOMOBILES 0.1%
   Thor Industries, Inc.                              1,870              76,988
                                                                 --------------
   TOTAL AUTOMOBILES                                                     76,988
                                                                 --------------
TOTAL CONSUMER DISCRETIONARY                                         12,551,844
                                                                 --------------
HEALTH CARE 6.2%
   HEALTH CARE PROVIDERS & SERVICES 2.4%
   McKesson Corp.                                    18,729             987,393
   Express Scripts, Inc.*                            11,789             889,952
   HCA, Inc.                                         17,770             886,545
   WellPoint, Inc.*                                   8,630             664,941
   Health Net, Inc.*                                  7,220             314,214

                                                                         MARKET
                                                                          VALUE
                                                     SHARES             (NOTE 1)
--------------------------------------------------------------------------------

   Community Health Systems, Inc.*                    7,540      $      281,619
   Triad Hospitals, Inc.*                             4,490             197,695
   LifePoint Hospitals, Inc.*                         3,780             133,510
   Aetna, Inc.                                           10                 396
                                                                 --------------
   TOTAL HEALTH CARE PROVIDERS & SERVICES                             4,356,265
                                                                 --------------
   PHARMACEUTICALS 1.8%
   Pfizer, Inc.                                      53,630           1,520,947
   King Pharmaceuticals, Inc.*                       32,408             551,908
   Andrx Corp.*                                      18,780             458,795
   Barr Pharmaceuticals, Inc.*                        7,150             371,371
   Valeant Pharmaceuticals International             11,469             226,857
   Watson Pharmaceuticals, Inc.*                      7,010             183,452
                                                                 --------------
   TOTAL PHARMACEUTICALS                                              3,313,330
                                                                 --------------
   HEALTH CARE EQUIPMENT & SUPPLIES 1.1%
   TriPath Imaging, Inc.*                            50,880             459,446
   Intermagnetics General Corp.*                     16,870             456,334
   Fisher Scientific International, Inc.*             5,800             453,792
   Encore Medical Corp.*                             71,950             453,285
   Intuitive Surgical, Inc.*                          2,080             219,336
                                                                 --------------
   TOTAL HEALTH CARE EQUIPMENT & SUPPLIES                             2,042,193
                                                                 --------------
   BIOTECHNOLOGY 0.9%
   Biogen Idec, Inc.*                                25,978           1,160,697
   Applera Corp. - Applied Biosystems Group           8,979             297,295
   Cephalon, Inc.*                                    3,590             221,682
                                                                 --------------
   TOTAL BIOTECHNOLOGY                                                1,679,674
                                                                 --------------
TOTAL HEALTH CARE                                                    11,391,462
                                                                 --------------
INDUSTRIALS 6.0%
   COMMERCIAL SERVICES & SUPPLIES 1.4%
   Banta Corp.                                        9,690             461,244
   ARAMARK Corp. -- Class B                          14,010             460,369
   West Corp.*                                        9,530             460,299
   NCO Group, Inc.*                                  17,510             459,112
   Robert Half International, Inc.                    8,819             299,581
   Manpower, Inc.                                     3,510             215,058
   Korn/Ferry International, Inc.*                    5,380             112,657
   Monster Worldwide, Inc.*                           2,230              80,704
                                                                 --------------
   TOTAL COMMERCIAL SERVICES & SUPPLIES                               2,549,024
                                                                 --------------
   ROAD & RAIL 0.9%
   Norfolk Southern Corp.                            19,629             864,657
   Burlington Northern Santa Fe Corp.                 6,700             492,048
   Werner Enterprises, Inc.                           7,480             139,951
   YRC Worldwide, Inc.*                               1,370              50,745
                                                                 --------------
   TOTAL ROAD & RAIL                                                  1,547,401
                                                                 --------------
   AEROSPACE & DEFENSE 0.8%
   Boeing Co.                                        10,689             842,827
   Northrop Grumman Corp.                             7,710             524,820
   DRS Technologies, Inc.                             3,300             144,111
                                                                 --------------
   TOTAL AEROSPACE & DEFENSE                                          1,511,758
                                                                 --------------


See Notes to Financial Statements.

                                   THE RYDEX SERIES FUNDS SEMI-ANNUAL REPORT | 9

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)               September 30, 2006
--------------------------------------------------------------------------------
   ABSOLUTE RETURN STRATEGIES FUND
--------------------------------------------------------------------------------

                                                                         MARKET
                                                                          VALUE
                                                     SHARES             (NOTE 1)
--------------------------------------------------------------------------------

   INDUSTRIAL CONGLOMERATES 0.8%
   Tyco International Ltd.                           32,040      $      896,800
   Teleflex, Inc.                                     6,180             343,855
   Sequa Corp. -- Class A*                            1,370             128,588
                                                                 --------------
   TOTAL INDUSTRIAL CONGLOMERATES                                     1,369,243
                                                                 --------------
   MACHINERY 0.7%
   Timken Co.                                        12,710             378,504
   Lincoln Electric Holdings, Inc.                    5,470             297,841
   Cummins, Inc.                                      2,300             274,229
   Crane Co.                                          4,650             194,370
   Trinity Industries, Inc.                           4,680             150,556
                                                                 --------------
   TOTAL MACHINERY                                                    1,295,500
                                                                 --------------
   AIRLINES 0.6%
   Southwest Airlines Co.                            28,478             474,443
   Alaska Air Group, Inc.*                            4,450             169,278
   Ryanair Holdings PLC -- SP ADR*                    1,400              88,606
   British Airways PLC -- SP ADR*                     1,020              81,620
   AMR Corp.*                                         2,800              64,792
   US Airways Group, Inc.*                            1,250              55,413
   Gol Linhas Aereas Inteligentes SA -- SP ADR        1,360              46,716
   UAL Corp.*                                         1,750              46,498
   Continental Airlines, Inc. -- Class B*             1,630              46,145
   SkyWest, Inc.                                      1,400              34,328
   AirTran Holdings, Inc.*                            2,500              24,800
                                                                 --------------
   TOTAL AIRLINES                                                     1,132,639
                                                                 --------------
   ELECTRICAL EQUIPMENT 0.4%
   Thomas & Betts Corp.*                              3,960             188,932
   ABB Ltd. -- SP ADR                                 9,360             123,365
   Emerson Electric Co.                               1,400             117,404
   Rockwell Automation, Inc.                          1,050              61,005
   Cooper Industries Ltd. -- Class A                    690              58,802
   American Power Conversion Corp.                    2,240              49,190
   Hubbell, Inc. -- Class B                             770              36,883
   AMETEK, Inc.                                         830              36,147
   Acuity Brands, Inc.                                  690              31,326
   General Cable Corp.*                                 730              27,893
   Regal-Beloit Corp.                                   550              23,925
   Energy Conversion Devices, Inc.*                     610              22,594
   A.O. Smith Corp.                                     530              20,898
                                                                 --------------
   TOTAL ELECTRICAL EQUIPMENT                                           798,364
                                                                 --------------
   CONSTRUCTION & ENGINEERING 0.4%
   Granite Construction, Inc.                         5,040             268,884
   Fluor Corp.                                        1,310             100,726
   Foster Wheeler, Ltd.*                              1,310              50,553
   URS Corp.*                                         1,240              48,224
   Shaw Group, Inc.*                                  2,020              47,753
   Washington Group International, Inc.                 780              45,911
   Chicago Bridge & Iron Co.                          1,840              44,270
   EMCOR Group, Inc.*                                   560              30,710

                                                                         MARKET
                                                                          VALUE
                                                     SHARES             (NOTE 1)
--------------------------------------------------------------------------------

   Insituform Technologies, Inc. -- Class A*          1,200      $       29,136
                                                                 --------------
   TOTAL CONSTRUCTION & ENGINEERING                                     666,167
                                                                 --------------
   TRADING COMPANIES & DISTRIBUTORS 0.0%
   United Rentals, Inc.*                              3,230              75,097
                                                                 --------------
   TOTAL TRADING COMPANIES & DISTRIBUTORS                                75,097
                                                                 --------------
TOTAL INDUSTRIALS                                                    10,945,193
                                                                 --------------
CONSUMER STAPLES 5.4%
   FOOD PRODUCTS 2.6%
   Archer-Daniels-Midland Co.                        35,298           1,337,088
   ConAgra Foods, Inc.                               30,930             757,167
   General Mills, Inc.                               10,779             610,091
   Tyson Foods, Inc. -- Class A                      32,200             511,336
   Gold Kist, Inc.*                                  22,490             468,692
   Delta & Pine Land Co.                             11,290             457,245
   Premium Standard Farms, Inc.                      23,180             441,579
   Tootsie Roll Industries, Inc.                      5,930             173,808
                                                                 --------------
   TOTAL FOOD PRODUCTS                                                4,757,006
                                                                 --------------
   TOBACCO 0.9%
   Reynolds American, Inc.                           19,699           1,220,747
   Altria Group, Inc.                                 4,450             340,647
   UST, Inc.                                          1,620              88,825
   Loews Corp. - Carolina Group                       1,030              57,052
   Vector Group Ltd.                                  1,641              26,609
                                                                 --------------
   TOTAL TOBACCO                                                      1,733,880
                                                                 --------------
   FOOD & DRUG RETAILING 0.8%
   Kroger Co.                                        34,300             793,702
   CVS Corp.                                         20,379             654,573
                                                                 --------------
   TOTAL FOOD & DRUG RETAILING                                        1,448,275
                                                                 --------------
   BEVERAGES 0.7%
   Coca-Cola Enterprises, Inc.                       29,290             610,111
   Brown-Forman Corp. -- Class B                      5,670             434,606
   PepsiAmericas, Inc.                               15,710             335,251
                                                                 --------------
   TOTAL BEVERAGES                                                    1,379,968
                                                                 --------------
   HOUSEHOLD PRODUCTS 0.4%
   Procter & Gamble Co.                               3,990             247,300
   Church & Dwight Co., Inc.                          6,230             243,655
   Kimberly-Clark Corp.                               1,470              96,079
   Clorox Co.                                           880              55,440
   Central Garden and Pet Co.*                          390              18,822
                                                                 --------------
   TOTAL HOUSEHOLD PRODUCTS                                             661,296
                                                                 --------------
TOTAL CONSUMER STAPLES                                                9,980,425
                                                                 --------------
ENERGY 5.4%
   ENERGY EQUIPMENT & SERVICES 2.9%
   Transocean, Inc.*                                 10,879             796,669
   Grant Prideco, Inc.*                              19,889             756,379
   Baker Hughes, Inc.                                11,079             755,588
   Veritas DGC, Inc.*                                 7,130             469,296
   Maverick Tube Corp.*                               7,130             462,238


10 | THE RYDEX SERIES FUNDS SEMI-ANNUAL REPORT

                                              See Notes to Financial Statements.

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)               September 30, 2006
--------------------------------------------------------------------------------
   ABSOLUTE RETURN STRATEGIES FUND
--------------------------------------------------------------------------------

                                                                         MARKET
                                                                          VALUE
                                                     SHARES             (NOTE 1)
--------------------------------------------------------------------------------

   NS Group, Inc.*                                    7,140      $      460,887
   Seitel, Inc.*                                    120,540             442,382
   Warrior Energy Service Corp.*                     16,530             425,647
   Patterson-UTI Energy, Inc.                        14,839             352,575
   Rowan Cos., Inc.                                   9,699             306,779
   Nabors Industries Ltd.*                            3,480             103,530
                                                                 --------------
   TOTAL ENERGY EQUIPMENT & SERVICES                                  5,331,970
                                                                 --------------
   OIL & GAS 2.5%
   ConocoPhillips                                    20,430           1,216,198
   Devon Energy Corp.                                11,240             709,806
   Apache Corp.                                       9,450             597,240
   Peabody Energy Corp.                              12,999             478,103
   Giant Industries, Inc.*                            5,690             462,028
   Maritrans, Inc.                                   11,460             419,436
   Consol Energy, Inc.                               12,249             388,661
   Overseas Shipholding Group, Inc.                   3,170             195,811
   Anadarko Petroleum Corp.                             600              26,298
                                                                 --------------
   TOTAL OIL & GAS                                                    4,493,581
                                                                 --------------
TOTAL ENERGY                                                          9,825,551
                                                                 --------------
UTILITIES 3.6%
   MULTI-UTILITIES 1.4%
   Constellation Energy Group, Inc.                   9,500             562,400
   AES Corp.*                                        24,099             491,379
   NorthWestern Corp.                                13,140             459,637
   KeySpan Corp.                                      6,390             262,884
   MDU Resources Group, Inc.                          9,379             209,527
   Alliant Energy Corp.                               3,550             126,841
   Wisconsin Energy Corp.                             2,320             100,085
   Mirant Corp.*                                      3,380              92,308
   DTE Energy Co.                                     1,980              82,190
   NRG Energy, Inc.*                                  1,680              76,104
   Energy East Corp.                                  2,440              57,877
   Ormat Technologies, Inc.                             970              31,738
   TECO Energy, Inc.                                    620               9,703
                                                                 --------------
   TOTAL MULTI-UTILITIES                                              2,562,673
                                                                 --------------
   ELECTRIC UTILITIES 1.2%
   Duquesne Light Holdings, Inc.                     23,500             462,010
   American Electric Power Co., Inc.                  8,330             302,962
   Progress Energy, Inc.                              6,050             274,549
   Pepco Holdings, Inc.                              11,010             266,112
   TXU Corp.                                          3,200             200,064
   Edison International                               4,770             198,623
   Pinnacle West Capital Corp.                        3,770             169,838
   Westar Energy, Inc.                                4,180              98,272
   E.ON AG -- SP ADR                                  2,210              87,671
   Korea Electric Power Corp. -- SP ADR               2,660              52,003
   Southern Co.                                       1,470              50,656
   Scottish Power, Inc. -- SP ADR                       890              43,218
   FirstEnergy Corp.                                    760              42,454
   Entergy Corp.                                        510              39,897
   Black Hills Corp.                                    920              30,921
                                                                 --------------
   TOTAL ELECTRIC UTILITIES                                           2,319,250
                                                                 --------------

                                                                         MARKET
                                                                          VALUE
                                                     SHARES             (NOTE 1)
--------------------------------------------------------------------------------

   GAS UTILITIES 1.0%
   Peoples Energy Corp.                              12,100      $      491,865
   Cascade Natural Gas Corp.                         17,790             464,141
   Questar Corp.                                      2,480             202,790
   National Fuel Gas Co.                              4,250             154,487
   Oneok, Inc.                                        1,580              59,708
   Energen Corp.                                      1,210              50,663
   Southern Union Co.                                 1,820              48,066
   AGL Resources, Inc.                                1,230              44,895
   UGI Corp.                                          1,740              42,543
   Atmos Energy Corp.                                 1,460              41,683
   Nicor, Inc.                                          870              37,201
   Piedmont Natural Gas Co.                           1,460              36,953
   WGL Holdings, Inc.                                 1,100              34,474
   Southwest Gas Corp.                                  980              32,654
   New Jersey Resources Corp.                           660              32,538
                                                                 --------------
   TOTAL GAS UTILITIES                                                1,774,661
                                                                 --------------
TOTAL UTILITIES                                                       6,656,584
                                                                 --------------
TELECOMMUNICATION SERVICES 3.1%
   DIVERSIFIED TELECOMMUNICATION SERVICES 2.3%
   Verizon Communications, Inc.                      32,180           1,194,844
   AT&T, Inc.                                        24,779             806,804
   Qwest Communications International, Inc.*         58,796             512,701
   Talk America Holdings, Inc.*                      52,540             499,130
   BellSouth Corp.                                   11,150             476,663
   Commonwealth Telephone Enterprises, Inc.          11,280             465,074
   CenturyTel, Inc.                                   6,070             240,797
                                                                 --------------
   TOTAL DIVERSIFIED TELECOMMUNICATION SERVICES                       4,196,013
                                                                 --------------
   WIRELESS TELECOMMUNICATION SERVICES 0.8%
   Sprint Nextel Corp.                               41,530             712,239
   Alltel Corp.                                       9,780             542,790
   Telephone & Data Systems, Inc.                     5,600             235,760
                                                                 --------------
   TOTAL WIRELESS TELECOMMUNICATION SERVICES                          1,490,789
                                                                 --------------
TOTAL TELECOMMUNICATION SERVICES                                      5,686,802
                                                                 --------------
MATERIALS 2.7%
   METALS & MINING 1.7%
   Allegheny Technologies, Inc.                       8,959             557,160
   Glamis Gold Ltd.*                                 12,100             477,103
   Aleris International, Inc.*                        9,060             457,892
   Cambior, Inc.*                                   125,115             441,656
   United States Steel Corp.                          4,370             252,062
   Commercial Metals Co.                              8,559             174,004
   Steel Dynamics, Inc.                               2,560             129,152
   Reliance Steel & Aluminum Co.                      3,870             124,382
   BHP Billiton Ltd. -- SP ADR                        2,360              89,397
   Rio Tinto PLC -- SP ADR                              360              68,267
   Companhia Vale do Rio Doce -- SP ADR               2,550              54,978
   POSCO -- SP ADR                                      650              42,204
   Mittal Steel NV Co. -- Class A                     1,180              40,993


See Notes to Financial Statements.

                                  THE RYDEX SERIES FUNDS SEMI-ANNUAL REPORT | 11

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)               September 30, 2006
--------------------------------------------------------------------------------
  ABSOLUTE RETURN STRATEGIES FUND
--------------------------------------------------------------------------------

                                                                         MARKET
                                                                          VALUE
                                                     SHARES             (NOTE 1)
--------------------------------------------------------------------------------

  Alcoa, Inc.                                         1,370      $       38,415
  Nucor Corp.                                           740              36,623
  Anglo American PLC -- ADR                           1,680              35,448
  Barrick Gold Corp.                                  1,110              34,099
  Newmont Mining Corp.                                  740              31,635
  Alcan, Inc.                                           730              29,105
  Freeport-McMoRan Copper & Gold,
    Inc. -- Class B                                     440              23,434
  AngloGold Ashanti Ltd. -- SP ADR                      590              22,267
  Phelps Dodge Corp.                                    210              17,787
                                                                 --------------
  TOTAL METALS & MINING                                               3,178,063
                                                                 --------------
  CHEMICALS 0.9%
  MacDermid, Inc.                                    14,140             461,247
  Eastman Chemical Co.                                8,080             436,481
  Olin Corp.                                         13,899             213,489
  Lubrizol Corp.                                      3,990             182,463
  Airgas, Inc.                                        4,180             151,191
  Lyondell Chemical Co.                               5,320             134,968
                                                                 --------------
  TOTAL CHEMICALS                                                     1,579,839
                                                                 --------------
  PAPER & FOREST PRODUCTS 0.1%
  Louisiana-Pacific Corp.                             7,020             131,766
  Bowater, Inc.                                       3,390              69,732
                                                                 --------------
  TOTAL PAPER & FOREST PRODUCTS                                         201,498
                                                                 --------------
TOTAL MATERIALS                                                       4,959,400
                                                                 --------------
TOTAL COMMON STOCKS
  (Cost $115,467,054)                                               117,504,667
                                                                 --------------
EXCHANGE TRADED FUNDS 2.2%
  PowerShares DB Commodity
    Index Tracking Fund Co., Inc.*                  172,470           4,122,033
                                                                 --------------
TOTAL EXCHANGE TRADED FUNDS
  (Cost $4,363,898)                                                   4,122,033
                                                                 --------------

                                                       FACE
                                                     AMOUNT
                                               ------------
FEDERAL AGENCY DISCOUNT NOTES 2.2%
Freddie Mac**
  5.14% due 10/03/06                           $  4,000,000           3,999,429
                                                                 --------------
TOTAL FEDERAL AGENCY DISCOUNT NOTES
  (Cost $3,999,429)                                                   3,999,429
                                                                 --------------
REPURCHASE AGREEMENTS 25.7%
Repurchase Agreement (Note 5)
  5.00% due 10/02/06                                397,923             397,923
  4.95% due 10/02/06                              6,028,699           6,028,699
  4.94% due 10/02/06+                            29,445,822          29,445,822
  4.89% due 10/02/06                              3,918,655           3,918,655
  4.80% due 10/02/06                              7,234,439           7,234,439
                                                                 --------------
TOTAL REPURCHASE AGREEMENTS
  (Cost $47,025,538)                                                 47,025,538
                                                                 --------------
TOTAL LONG SECURITIES 94.2%
  (Cost $170,855,919)                                               172,651,667
                                                                 --------------

                                                                         MARKET
                                                                          VALUE
                                                     SHARES             (NOTE 1)
--------------------------------------------------------------------------------

COMMON STOCKS SOLD SHORT (45.4)%

TELECOMMUNICATION SERVICES (0.1)%
  DIVERSIFIED TELECOMMUNICATION SERVICES (0.1)%
  Citizens Communications Co.                         8,720      $     (122,429)
                                                                 --------------
  TOTAL DIVERSIFIED TELECOMMUNICATION
    SERVICES                                                           (122,429)
                                                                 --------------
TOTAL TELECOMMUNICATION SERVICES                                       (122,429)
                                                                 --------------
UTILITIES (1.6)%
  WATER UTILITIES (0.1)%
  Aqua America, Inc.                                  9,780            (214,573)
                                                                 --------------
  TOTAL WATER UTILITIES                                                (214,573)
                                                                 --------------
  GAS UTILITIES (0.2)%

  Equitable Resources, Inc.                          10,100            (353,298)
                                                                 --------------
  TOTAL GAS UTILITIES                                                  (353,298)
                                                                 --------------
  MULTI-UTILITIES (0.4)%

  Dynegy, Inc. -- Class A*                           10,960             (60,719)
  CenterPoint Energy, Inc.                           12,370            (177,138)
  WPS Resources Corp.                                 9,340            (463,544)
                                                                 --------------
  TOTAL MULTI-UTILITIES                                                (701,401)
                                                                 --------------
  ELECTRIC UTILITIES (0.9)%

  Allegheny Energy, Inc.*                               720             (28,922)
  PPL Corp.                                           3,010             (99,029)
  Northeast Utilities                                 5,990            (139,387)
  FPL Group, Inc.                                    10,310            (463,950)
  Exelon Corp.                                       15,340            (928,684)
                                                                 --------------
  TOTAL ELECTRIC UTILITIES                                           (1,659,972)
                                                                 --------------
TOTAL UTILITIES                                                      (2,929,244)
                                                                 --------------
MATERIALS (1.9)%
  CONSTRUCTION MATERIALS (0.1)%
  Florida Rock Industries, Inc.                       5,500            (212,905)
                                                                 --------------
  TOTAL CONSTRUCTION MATERIALS                                         (212,905)
                                                                 --------------
  CONTAINERS & PACKAGING (0.1)%
  Pactiv Corp.*                                      10,680            (303,525)
                                                                 --------------
  TOTAL CONTAINERS & PACKAGING                                         (303,525)
                                                                 --------------
  PAPER & FOREST PRODUCTS (0.4)%
  MeadWestvaco Corp.                                  9,340            (247,604)
  Weyerhaeuser Co.                                    7,580            (466,397)
                                                                 --------------
  TOTAL PAPER & FOREST PRODUCTS                                        (714,001)
                                                                 --------------
  METALS & MINING (0.5)%
  Iamgold Corp.                                      52,890            (449,036)
  Goldcorp, Inc.                                     20,680            (488,048)
                                                                 --------------
  TOTAL METALS & MINING                                                (937,084)
                                                                 --------------
  CHEMICALS (0.8)%
  Valspar Corp.                                       3,030             (80,598)
  Scotts Miracle-Gro Co. -- Class A                   1,980             (88,090)
  Sensient Technologies Corp.                         5,170            (101,177)
  Hercules, Inc.*                                    12,100            (190,817)
  Chemtura Corp.                                     26,660            (231,142)


12 | THE RYDEX SERIES FUNDS SEMI-ANNUAL REPORT

                                              See Notes to Financial Statements.

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)               September 30, 2006
--------------------------------------------------------------------------------
  ABSOLUTE RETURN STRATEGIES FUND
--------------------------------------------------------------------------------
                                                                         MARKET
                                                                          VALUE
                                                     SHARES             (NOTE 1)
--------------------------------------------------------------------------------
  Dow Chemical Co.                                    7,660      $     (298,587)
  Ecolab, Inc.                                       10,230            (438,049)
                                                                 --------------
  TOTAL CHEMICALS                                                    (1,428,460)
                                                                 --------------
TOTAL MATERIALS                                                      (3,595,975)
                                                                 --------------
INDUSTRIALS (3.8)%
  ELECTRICAL EQUIPMENT (0.1)%
  Roper Industries, Inc.                              2,530            (113,192)
                                                                 --------------
  TOTAL ELECTRICAL EQUIPMENT                                           (113,192)
                                                                 --------------
  BUILDING PRODUCTS (0.1)%
  Masco Corp.                                         4,440            (121,745)
                                                                 --------------
  TOTAL BUILDING PRODUCTS                                              (121,745)
                                                                 --------------
  AIRLINES (0.1)%
  JetBlue Airways Corp.*                             23,920            (221,739)
                                                                 --------------
  TOTAL AIRLINES                                                       (221,739)
                                                                 --------------
  CONSTRUCTION & ENGINEERING (0.2)%
  Quanta Services, Inc.*                              2,120             (35,743)
  Jacobs Engineering Group, Inc.*                     3,900            (291,447)
                                                                 --------------
  TOTAL CONSTRUCTION & ENGINEERING                                     (327,190)
                                                                 --------------
  AEROSPACE & DEFENSE (0.2)%
  General Dynamics Corp.                              5,500            (394,185)
                                                                 --------------
  TOTAL AEROSPACE & DEFENSE                                            (394,185)
                                                                 --------------
  AIR FREIGHT & COURIERS (0.2)%
  CH Robinson Worldwide, Inc.                         3,540            (157,813)
  Expeditors International
    Washington, Inc.                                  5,560            (247,865)
                                                                 --------------
  TOTAL AIR FREIGHT & COURIERS                                         (405,678)
                                                                 --------------
  TRADING COMPANIES & DISTRIBUTORS (0.6)%
  GATX Corp.                                          5,550            (229,603)
  MSC Industrial Direct Co. --
    Class A                                           7,470            (304,328)
  Fastenal Co.                                       17,200            (663,404)
                                                                 --------------
  TOTAL TRADING COMPANIES & DISTRIBUTORS                             (1,197,335)
                                                                 --------------
  MACHINERY (1.1)%
  Tecumseh Products Co. -- Class A*                   2,580             (39,242)
  Pentair, Inc.                                       4,440            (116,284)
  Flowserve Corp.*                                    2,560            (129,510)
  Joy Global, Inc.                                    3,500            (131,635)
  Oshkosh Truck Corp.                                 3,120            (157,466)
  ITT Industries, Inc.                                4,570            (234,304)
  SPX Corp.                                           5,130            (274,147)
  Ingersoll-Rand Co. -- Class A                       7,510            (285,230)
  Graco, Inc.                                         7,610            (297,247)
  Illinois Tool Works, Inc.                           8,640            (387,936)
                                                                 --------------
  TOTAL MACHINERY                                                    (2,053,001)
                                                                 --------------
  COMMERCIAL SERVICES & SUPPLIES (1.2)%
  Avis Budget Group, Inc.                             2,770             (50,663)
  Deluxe Corp.                                       14,670            (250,857)
  Corporate Executive Board Co.                       3,310            (297,602)
  Stericycle, Inc.*                                   4,340            (302,889)

                                                                         MARKET
                                                                          VALUE
                                                     SHARES             (NOTE 1)
--------------------------------------------------------------------------------

  Avery Dennison Corp.                                5,950      $     (358,011)
  Cintas Corp.                                       10,250            (418,508)
  Pitney Bowes, Inc.                                 10,460            (464,110)
                                                                 --------------
  TOTAL COMMERCIAL SERVICES & SUPPLIES                               (2,142,640)
                                                                 --------------
TOTAL INDUSTRIALS                                                    (6,976,705)
                                                                 --------------
CONSUMER DISCRETIONARY (3.9)%
  MULTILINE RETAIL (0.1)%
  Saks, Inc.                                          8,010            (138,413)
                                                                 --------------
  TOTAL MULTILINE RETAIL                                               (138,413)
                                                                 --------------
  LEISURE EQUIPMENT & PRODUCTS (0.1)%
  Mattel, Inc.                                       11,960            (235,612)
                                                                 --------------
  TOTAL LEISURE EQUIPMENT & PRODUCTS                                   (235,612)
                                                                 --------------
  HOUSEHOLD DURABLES (0.2)%
  M.D.C. Holdings, Inc.                               2,170            (100,796)
  Centex Corp.                                        3,430            (180,487)
                                                                 --------------
  TOTAL HOUSEHOLD DURABLES                                             (281,283)
                                                                 --------------
  INTERNET & CATALOG RETAIL (0.2)%
  Amazon.com, Inc.*                                  11,310            (363,277)
                                                                 --------------
  TOTAL INTERNET & CATALOG RETAIL                                      (363,277)
                                                                 --------------
  AUTO COMPONENTS (0.2)%
  Johnson Controls, Inc.                                850             (60,979)
  ArvinMeritor, Inc.                                  5,810             (82,734)
  Bandag, Inc.                                        2,090             (85,774)
  Lear Corp.                                          8,370            (173,259)
                                                                 --------------
  TOTAL AUTO COMPONENTS                                                (402,746)
                                                                 --------------
  TEXTILES & APPAREL (0.2)%
  Coach, Inc.*                                       12,060            (414,864)
                                                                 --------------
  TOTAL TEXTILES & APPAREL                                             (414,864)
                                                                 --------------
  COMMERCIAL SERVICES & SUPPLIES (0.3)%
  DeVry, Inc.*                                          990             (21,057)
  Sotheby's Holdings, Inc. -- Class A                 1,220             (39,333)
  ITT Educational Services, Inc.*                     2,490            (165,087)
  H&R Block, Inc.                                     7,630            (165,876)
  Apollo Group, Inc. -- Class A*                      3,930            (193,513)
                                                                 --------------
  TOTAL COMMERCIAL SERVICES & SUPPLIES                                 (584,866)
                                                                 --------------
  AUTOMOBILES (0.3)%
  Ford Motor Co.                                     24,950            (201,845)
  General Motors Corp.                               11,810            (392,801)
                                                                 --------------
  TOTAL AUTOMOBILES                                                    (594,646)
                                                                 --------------
  SPECIALTY RETAIL (0.5)%
  OfficeMax, Inc.                                       660             (26,888)
  CarMax, Inc.*                                       1,100             (45,881)
  Office Depot, Inc.*                                 2,470             (98,059)
  Advance Auto Parts, Inc.                            3,710            (122,207)
  Pier 1 Imports, Inc.                               17,690            (131,260)
  Chico's FAS, Inc.*                                  8,990            (193,555)
  Urban Outfitters, Inc.*                            17,610            (311,521)
                                                                 --------------
  TOTAL SPECIALTY RETAIL                                               (929,371)
                                                                 --------------


See Notes to Financial Statements.

                                  THE RYDEX SERIES FUNDS SEMI-ANNUAL REPORT | 13

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)               September 30, 2006
--------------------------------------------------------------------------------
  ABSOLUTE RETURN STRATEGIES FUND
--------------------------------------------------------------------------------

                                                                         MARKET
                                                                          VALUE
                                                     SHARES             (NOTE 1)
--------------------------------------------------------------------------------

  MEDIA (0.8)%
  Reader's Digest Association, Inc.                   7,130      $      (92,405)
  Dow Jones & Co., Inc.                               4,510            (151,266)
  Interpublic Group of Cos., Inc.*                   41,920            (415,008)
  Time Warner, Inc.                                  45,310            (826,001)
                                                                 --------------
  TOTAL MEDIA                                                        (1,484,680)
                                                                 --------------
  HOTELS, RESTAURANTS & LEISURE (1.0)%
  Scientific Games Corp. -- Class A*                  1,390             (44,202)
  International Game Technology, Inc.                 2,540            (105,410)
  Harrah's Entertainment, Inc.                        4,760            (316,207)
  Marriott International, Inc. -- Class A            10,470            (404,561)
  Starbucks Corp.*                                   24,760            (843,078)
                                                                 --------------
  TOTAL HOTELS, RESTAURANTS & LEISURE                                (1,713,458)
                                                                 --------------
TOTAL CONSUMER DISCRETIONARY                                         (7,143,216)
                                                                 --------------
ENERGY (4.2)%
  OIL & GAS (1.7)%
  Forest Oil Corp.*                                   5,790            (182,906)
  Quicksilver Resources, Inc.*                        6,670            (212,773)
  Noble Energy, Inc.                                  7,560            (344,661)
  Sunoco, Inc.                                        5,810            (361,324)
  Kinder Morgan, Inc.                                 3,540            (371,169)
  Arch Coal, Inc.                                    15,540            (449,261)
  El Paso Corp.                                      90,459          (1,233,861)
                                                                 --------------
  TOTAL OIL & GAS                                                    (3,155,955)
                                                                 --------------
  ENERGY EQUIPMENT & SERVICES (2.5)%
  Superior Energy Services, Inc.*                     7,660            (201,151)
  Compagnie Generale de
    Geophysique SA, Inc. -- SP ADR*                   8,120            (249,771)
  FMC Technologies, Inc.*                             8,830            (474,171)
  Weatherford International Ltd.*                    21,630            (902,404)
  Smith International, Inc.                          24,200            (938,960)
  Schlumberger Ltd.                                  28,790          (1,785,844)
                                                                 --------------
  TOTAL ENERGY EQUIPMENT & SERVICES                                  (4,552,301)
                                                                 --------------
TOTAL ENERGY                                                         (7,708,256)
                                                                 --------------
CONSUMER STAPLES (4.2)%
  TOBACCO (0.2)%
  Universal Corp.                                    10,210            (372,971)
                                                                 --------------
  TOTAL TOBACCO                                                        (372,971)
                                                                 --------------
  PERSONAL PRODUCTS (0.4)%
  Alberto-Culver Co. -- Class B                       4,050            (204,889)
  Avon Products, Inc.                                15,160            (464,806)
                                                                 --------------
  TOTAL PERSONAL PRODUCTS                                              (669,695)
                                                                 --------------
  BEVERAGES (0.5)%
  Constellation Brands, Inc. --
    Class A*                                         12,270            (353,131)
  Molson Coors Brewing Co. --
    Class B                                           9,160            (631,124)
                                                                 --------------
  TOTAL BEVERAGES                                                      (984,255)
                                                                 --------------

                                                                         MARKET
                                                                          VALUE
                                                     SHARES             (NOTE 1)
--------------------------------------------------------------------------------

  FOOD & DRUG RETAILING (0.6)%
  Whole Foods Market, Inc.                           18,830      $   (1,119,067)
                                                                 --------------
  TOTAL FOOD & DRUG RETAILING                                        (1,119,067)
                                                                 --------------
  HOUSEHOLD PRODUCTS (0.8)%
  Energizer Holdings, Inc.*                           4,010            (288,680)
  Colgate-Palmolive Co.                              18,840          (1,169,964)
                                                                 --------------
  TOTAL HOUSEHOLD PRODUCTS                                           (1,458,644)
                                                                 --------------
  FOOD PRODUCTS (1.7)%
  Smithfield Foods, Inc.*                             3,240             (87,545)
  WM Wrigley Jr Co.                                  10,550            (485,933)
  Sara Lee Corp.                                     56,109            (901,672)
  Hershey Co.                                        31,950          (1,707,727)
                                                                 --------------
  TOTAL FOOD PRODUCTS                                                (3,182,877)
                                                                 --------------
TOTAL CONSUMER STAPLES                                               (7,787,509)
                                                                 --------------
HEALTH CARE (5.0)%
  HEALTH CARE PROVIDERS & SERVICES (0.8)%
  Tenet Healthcare Corp.*                            29,170            (237,444)
  Coventry Health Care, Inc.*                         5,220            (268,935)
  AmerisourceBergen Corp.                             6,920            (312,784)
  CIGNA Corp.                                         6,520            (758,406)
                                                                 --------------
  TOTAL HEALTH CARE PROVIDERS & SERVICES                             (1,577,569)
                                                                 --------------
  BIOTECHNOLOGY (1.2)%
  Vertex Pharmaceuticals, Inc.*                       1,610             (54,176)
  Affymetrix, Inc.*                                   6,190            (133,456)
  Martek Biosciences Corp.*                          10,750            (231,233)
  PDL BioPharma, Inc.*                               12,860            (246,912)
  Medimmune, Inc.*                                   19,810            (578,650)
  Gilead Sciences, Inc.*                             12,870            (884,169)
                                                                 --------------
  TOTAL BIOTECHNOLOGY                                                (2,128,596)
                                                                 --------------
  HEALTH CARE EQUIPMENT & SUPPLIES (1.4)%
  Thermo Electron Corp.*                              3,360            (132,149)
  Gen-Probe, Inc.*                                    4,600            (215,694)
  Advanced Medical Optics, Inc.*                      7,610            (300,976)
  St. Jude Medical, Inc.*                            10,170            (358,899)
  Varian Medical Systems, Inc.*                       8,880            (474,103)
  Boston Scientific Corp.*                           68,519          (1,013,396)
                                                                 --------------
  TOTAL HEALTH CARE EQUIPMENT & SUPPLIES                             (2,495,217)
                                                                 --------------
  PHARMACEUTICALS (1.6)%
  Perrigo Co.                                        15,720            (266,768)
  Sepracor, Inc.*                                     7,470            (361,847)
  Allergan, Inc.                                      5,630            (633,994)
  Forest Laboratories, Inc.*                         15,990            (809,254)
  Schering-Plough Corp.                              40,100            (885,809)
                                                                 --------------
  TOTAL PHARMACEUTICALS                                              (2,957,672)
                                                                 --------------
TOTAL HEALTH CARE                                                    (9,159,054)
                                                                 --------------


14 | THE RYDEX SERIES FUNDS SEMI-ANNUAL REPORT

                                              See Notes to Financial Statements.

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)               September 30, 2006
--------------------------------------------------------------------------------
  ABSOLUTE RETURN STRATEGIES FUND
--------------------------------------------------------------------------------

                                                                         MARKET
                                                                          VALUE
                                                     SHARES             (NOTE 1)
--------------------------------------------------------------------------------

INFORMATION TECHNOLOGY (8.9)%
  ELECTRONIC EQUIPMENT & INSTRUMENTS 0.0%
  Plexus Corp.*                                       2,330      $      (44,736)
                                                                 --------------
  TOTAL ELECTRONIC EQUIPMENT & INSTRUMENTS                              (44,736)
                                                                 --------------
  OFFICE ELECTRONICS (0.1)%
  Zebra Technologies Corp. --
    Class A*                                          4,370            (156,184)
                                                                 --------------
  TOTAL OFFICE ELECTRONICS                                             (156,184)
                                                                 --------------
  INTERNET SOFTWARE & SERVICES (0.6)%
  VeriSign, Inc.*                                    10,440            (210,888)
  Google, Inc. -- Class A*                            2,100            (843,990)
                                                                 --------------
  TOTAL INTERNET SOFTWARE & SERVICES                                 (1,054,878)
                                                                 --------------
  COMMUNICATIONS EQUIPMENT (0.7)%
  Plantronics, Inc.                                   4,590             (80,463)
  Andrew Corp.*                                      13,340            (123,128)
  Utstarcom, Inc.*                                   23,880            (211,815)
  Juniper Networks, Inc.*                            18,370            (317,434)
  Alcatel SA -- SP ADR                               39,330            (479,039)
                                                                 --------------
  TOTAL COMMUNICATIONS EQUIPMENT                                     (1,211,879)
                                                                 --------------
  IT CONSULTING & SERVICES (1.4)%
  VeriFone Holdings, Inc.*                            8,280            (236,394)
  Gartner, Inc. -- Class A*                          16,550            (291,115)
  Unisys Corp.*                                      54,750            (309,885)
  Alliance Data Systems Corp.*                        7,470            (412,269)
  Cognizant Technology Solutions
    Corp. -- Class A*                                 8,720            (645,803)
  Paychex, Inc.                                      18,870            (695,360)
                                                                 --------------
  TOTAL IT CONSULTING & SERVICES                                     (2,590,826)
                                                                 --------------
  COMPUTERS & PERIPHERALS (1.5)%
  Palm, Inc.*                                         7,430            (108,181)
  QLogic Corp.*                                       8,670            (163,863)
  Brocade Communications Systems,
    Inc.*                                            70,210            (495,682)
  Lexmark International, Inc.*                        9,110            (525,283)
  Dell, Inc.*                                        31,220            (713,065)
  Network Appliance, Inc.*                           21,870            (809,409)
                                                                 --------------
  TOTAL COMPUTERS & PERIPHERALS                                      (2,815,483)
                                                                 --------------
  SOFTWARE (2.2)%
  Citrix Systems, Inc.*                               4,690            (169,825)
  Transaction Systems Architects, Inc.
    -- Class A*                                       6,490            (222,737)
  CA, Inc.                                           14,680            (347,769)
  Activision, Inc.*                                  40,740            (615,174)
  Electronic Arts, Inc.*                             21,830          (1,215,494)
  Symantec Corp.*                                    71,079          (1,512,561)
                                                                 --------------
  TOTAL SOFTWARE                                                     (4,083,560)
                                                                 --------------
  SEMICONDUCTOR & SEMICONDUCTOR EQUIPMENT (2.4)%
  Lattice Semiconductor Corp.*                       31,000            (211,420)
  PMC - Sierra, Inc.*                                44,520            (264,449)
  Teradyne, Inc.*                                    25,410            (334,395)
  Cypress Semiconductor Corp.*                       18,970            (337,097)

                                                                         MARKET
                                                                          VALUE
                                                     SHARES             (NOTE 1)
--------------------------------------------------------------------------------

  Fairchild Semiconductor
    International, Inc.*                             18,570      $     (347,259)
  Analog Devices, Inc.                               21,180            (622,480)
  Intel Corp.                                        50,980          (1,048,659)
  Applied Materials, Inc.                            64,099          (1,136,475)
                                                                 --------------
  TOTAL SEMICONDUCTOR & SEMICONDUCTOR
    EQUIPMENT                                                        (4,302,234)
                                                                 --------------
TOTAL INFORMATION TECHNOLOGY                                        (16,259,780)
                                                                 --------------
FINANCIALS (11.8)%
  DIVERSIFIED FINANCIALS (0.2)%
  Moody's Corp.                                       4,860            (317,747)
                                                                 --------------
  TOTAL DIVERSIFIED FINANCIALS                                         (317,747)
                                                                 --------------
  CONSUMER FINANCE (0.5)%
  Capital One Financial Corp.                         3,660            (287,895)
  SLM Corp.                                          12,860            (668,463)
                                                                 --------------
  TOTAL CONSUMER FINANCE                                               (956,358)
                                                                 --------------
  THRIFTS & MORTGAGE FINANCE (1.0)%
  New York Community Bancorp, Inc.                   17,750            (290,745)
  Freddie Mac                                        24,140          (1,601,206)
                                                                 --------------
  TOTAL THRIFTS & MORTGAGE FINANCE                                   (1,891,951)
                                                                 --------------
  BANKS (1.3)%
  Mercantile Bankshares Corp.                         4,890            (177,360)
  Synovus Financial Corp.                             8,650            (254,050)
  Wachovia Corp.                                      6,350            (354,330)
  Citizens Banking Corp.                             15,170            (398,364)
  Regions Financial Corp.                            12,740            (468,705)
  National City Corp.                                17,770            (650,382)
                                                                 --------------
  TOTAL BANKS                                                        (2,303,191)
                                                                 --------------
  CAPITAL MARKETS (1.3)%
  Jefferies Group, Inc.                               6,240            (177,840)
  SEI Investments Co.                                 3,970            (223,074)
  T. Rowe Price Group, Inc.                           5,460            (261,261)
  Federated Investors, Inc. -- Class B                8,350            (282,314)
  Waddell & Reed Financial, Inc. --
    Class A                                          11,960            (296,010)
  Janus Capital Group, Inc.                          16,330            (322,028)
  Eaton Vance Corp.                                  13,170            (380,086)
  Charles Schwab Corp.                               23,980            (429,242)
                                                                 --------------
  TOTAL CAPITAL MARKETS                                              (2,371,855)
                                                                 --------------
  INSURANCE (2.9)%
  Stancorp Financial Group, Inc.                      2,750            (122,733)
  Arthur J. Gallagher & Co.                           8,760            (233,629)
  Everest Re Group Ltd.                               3,680            (358,910)
  Loews Corp.                                        10,350            (392,265)
  Allstate Corp.                                      8,510            (533,832)
  Brown & Brown, Inc.                                19,080            (583,085)
  ACE Ltd.                                           10,970            (600,388)
  Marsh & McLennan Cos., Inc.                        26,540            (747,101)
  XL Capital Ltd.                                    11,330            (778,371)
  Progressive Corp.                                  40,040            (982,582)
                                                                 --------------
  TOTAL INSURANCE                                                    (5,332,896)
                                                                 --------------


See Notes to Financial Statements.

                                  THE RYDEX SERIES FUNDS SEMI-ANNUAL REPORT | 15

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONCLUDED)               September 30, 2006
--------------------------------------------------------------------------------
  ABSOLUTE RETURN STRATEGIES FUND
--------------------------------------------------------------------------------
                                                                         MARKET
                                                                          VALUE
                                                     SHARES             (NOTE 1)
--------------------------------------------------------------------------------

  REAL ESTATE (4.6)%
  Potlatch Corp.                                      2,860      $     (106,106)
  SL Green Realty Corp.                               1,110            (123,987)
  Rayonier, Inc.                                      3,710            (140,238)
  Highwoods Properties, Inc.                          5,380            (200,190)
  United Dominion Realty Trust, Inc.                 12,850            (388,070)
  MB Financial Corp.                                 10,640            (392,297)
  Lexington Corporate Properties Trust               22,230            (470,831)
  Vornado Realty Trust                                4,590            (500,310)
  Boston Properties, Inc.                             5,690            (588,004)
  Simon Property Group, Inc.                          8,540            (773,895)
  Public Storage, Inc.                               12,324          (1,059,741)
  KIMCO Realty Corp.                                 85,280          (3,655,954)
                                                                 --------------
  TOTAL REAL ESTATE                                                  (8,399,623)
                                                                 --------------
TOTAL FINANCIALS                                                    (21,573,621)
                                                                 --------------
TOTAL COMMON STOCKS SOLD SHORT
  (Proceeds $80,969,710)                                            (83,255,789)
                                                                 --------------
TOTAL INVESTMENTS 48.8%
  (Cost $89,886,209)                                             $   89,395,878
                                                                 ==============
OTHER ASSETS IN EXCESS OF
  LIABILITIES - 51.2%                                            $   93,905,522
                                                                 ==============
NET ASSETS - 100.0%                                              $  183,301,400
================================================================================

                                                                     UNREALIZED
                                                                     GAIN (LOSS)
                                                  CONTRACTS             (NOTE 1)
--------------------------------------------------------------------------------

FUTURES CONTRACTS PURCHASED
December 2006 S&P 500 Index
  Mini Futures Contracts
  (Aggregate Market Value
  of Contracts $33,215,325)                             494      $      464,176
December 2006 U.S. 10-Year
  Treasury Note Futures Contracts
  (Aggregate Market Value
  of Contracts $15,777,125)                             146             198,268
December 2006 Russell 2000(R) Index
  Mini Futures Contracts
  (Aggregate Market Value
  of Contracts $10,948,500)                             150             170,112
December 2006 S&P MidCap 400
  Index Mini Futures Contracts
  (Aggregate Market Value
  of Contracts $10,951,200)                             144             107,159
                                                                 --------------
(TOTAL AGGREGATE MARKET VALUE
  OF CONTRACTS $70,892,150)                                      $      939,715
                                                                 ==============
FUTURES CONTRACTS SOLD SHORT
December 2006 U.S. Dollar Index
  Futures Contracts
  (Aggregate Market Value
  of Contracts $21,248,640)                             248      $      (65,517)
                                                                 ==============

                                                   NOTIONAL
                                                     AMOUNT
                                               ------------

CREDIT DEFAULT SWAP AGREEMENT
Dow Jones CDX North American
Investment Grade Swap
Agreement, Series 6
  Interest Rate 0.40%,
  Maturing 06/20/11                              65,000,000      $      162,999
                                                                 ==============

*     NON-INCOME PRODUCING SECURITY.

** THE ISSUER IS A PUBLICLY TRADED COMPANY THAT OPERATES UNDER A CONGRESSIONAL CHARTER; ITS SECURITIES ARE NEITHER ISSUED NOR GUARANTEED BY THE U.S. GOVERNMENT.

+ ALL OR A PORTION OF THIS SECURITY IS HELD AS SHORT SECURITY COLLATERAL AT SEPTEMBER 30, 2006.

      ADR--AMERICAN DEPOSITORY RECEIPT.

      REIT--REAL ESTATE INVESTMENT TRUST.


16 | THE RYDEX SERIES FUNDS SEMI-ANNUAL REPORT

                                              See Notes to Financial Statements.

SCHEDULE OF INVESTMENTS (UNAUDITED)                           September 30, 2006
--------------------------------------------------------------------------------
  HEDGED EQUITY FUND
--------------------------------------------------------------------------------

                                                                         MARKET
                                                                          VALUE
                                                     SHARES             (NOTE 1)
--------------------------------------------------------------------------------

COMMON STOCKS 77.2%

FINANCIALS 16.5%
   INSURANCE 5.9%
   MetLife, Inc.+                                     5,460      $      309,473
   Hartford Financial Services Group,  Inc.           2,770             240,298
   UnumProvident Corp.                               12,200             236,558
   First American Corp.                               4,900             207,466
   Genworth Financial, Inc. -- Class A                5,440             190,454
   Principal Financial Group, Inc.                    3,110             168,811
   Aon Corp.                                          4,270             144,625
   MBIA, Inc.                                         2,240             137,626
   Ohio Casualty Corp.                                4,320             111,758
   Old Republic International Corp.                   4,740             104,991
   American Financial Group, Inc.                     1,880              88,228
   AmerUs Group Co.                                   1,030              70,050
   Hanover Insurance Group, Inc.                      1,460              65,160
   Horace Mann Educators Corp.                        2,340              44,998
   Chubb Corp.+                                         860              44,686
                                                                 --------------
   TOTAL INSURANCE                                                    2,165,182
                                                                 --------------
   CAPITAL MARKETS 3.9%
   Goldman Sachs Group, Inc.                          2,530             428,000
   Merrill Lynch & Co., Inc.                          5,060             395,793
   Franklin Resources, Inc.                           2,470             261,203
   E*Trade Financial Corp.*                           6,000             143,520
   Lehman Brothers Holdings, Inc.+                      750              55,395
   Morgan Stanley                                       280              20,415
   Deutsche Bank AG                                     150              18,105
   UBS AG Co., Inc.                                     220              13,048
   Nomura Holdings, Inc. -- SP ADR                      720              12,658
   Credit Suisse Group -- SP ADR                        210              12,170
   Bank of New York Co., Inc.                           340              11,988
   State Street Corp.                                   160               9,984
   Bear Stearns Cos., Inc.                               70               9,807
   Mellon Financial Corp.                               240               9,384
   Northern Trust Corp.                                 140               8,180
                                                                 --------------
   TOTAL CAPITAL MARKETS                                              1,409,650
                                                                 --------------
   DIVERSIFIED FINANCIALS 2.9%
   J.P. Morgan Chase & Co.                           11,730             550,840
   CIT Group, Inc.                                    6,360             309,287
   Leucadia National Corp.                            8,140             213,024
                                                                 --------------
   TOTAL DIVERSIFIED FINANCIALS                                       1,073,151
                                                                 --------------
   THRIFTS & MORTGAGE FINANCE 1.6%
   Sovereign Bancorp, Inc.                           11,850             254,893
   Radian Group, Inc.                                 1,650              99,000
   PMI Group, Inc.                                    2,180              95,506
   IndyMac Bancorp, Inc.                              1,680              69,149
   First Niagara Financial Group, Inc.                3,550              51,759
                                                                 --------------
   TOTAL THRIFTS & MORTGAGE FINANCE                                     570,307
                                                                 --------------

                                                                         MARKET
                                                                          VALUE
                                                     SHARES             (NOTE 1)
--------------------------------------------------------------------------------

   REAL ESTATE 1.6%
   Liberty Property Trust                             1,900      $       90,801
   Brookfield Asset Management, Inc. -- Class A       1,560              69,170
   Brookfield Properties Corp.                        1,430              50,508
   Forest City Enterprises, Inc. -- Class A             770              41,811
   Longview Fibre Co.                                 2,020              41,046
   CB Richard Ellis Group, Inc. -- Class A*           1,490              36,654
   The St. Joe Co.                                      630              34,568
   Jones Lang LaSalle, Inc.                             300              25,644
   Equity Office Properties Trust                       470              18,687
   ProLogis                                             320              18,259
   Trammell Crow Co.*                                   500              18,255
   Equity Residential                                   360              18,209
   Archstone-Smith Trust                                310              16,876
   Host Hotels & Resorts, Inc.                          730              16,739
   General Growth Properties, Inc.                      350              16,678
   AvalonBay Communities, Inc.                          120              14,448
   Developers Diversified Realty Corp.                  220              12,267
   Plum Creek Timber Co., Inc. (REIT)                   340              11,574
   Macerich Co.                                         150              11,454
                                                                 --------------
   TOTAL REAL ESTATE                                                    563,648
                                                                 --------------
   BANKS 0.6%
   Commerce Bancorp, Inc.                             3,310             121,510
   FirstMerit Corp.                                   2,580              59,779
   SVB Financial Group*                               1,170              52,229
                                                                 --------------
   TOTAL BANKS                                                          233,518
                                                                 --------------
TOTAL FINANCIALS                                                      6,015,456
                                                                 --------------
INFORMATION TECHNOLOGY 10.1%
   SEMICONDUCTOR & SEMICONDUCTOR EQUIPMENT 2.7%
   Advanced Micro Devices, Inc.*                      9,980             248,003
   Nvidia Corp.*                                      5,500             162,745
   MEMC Electronic Materials, Inc.*                   4,070             149,084
   Atmel Corp.*                                      18,740             113,190
   Lam Research Corp.*                                2,310             104,712
   Intersil Corp. -- Class A                          3,160              77,578
   LSI Logic Corp.*                                   8,680              71,350
   International Rectifier Corp.*                     1,560              54,350
                                                                 --------------
   TOTAL SEMICONDUCTOR & SEMICONDUCTOR EQUIPMENT                        981,012
                                                                 --------------
   COMMUNICATIONS EQUIPMENT 1.9%
   Corning, Inc.*                                     9,960             243,123
   Tellabs, Inc.*                                    12,060             132,178
   JDS Uniphase Corp.*                               52,620             115,238
   Ciena Corp.*                                       3,691             100,591
   CommScope, Inc.*                                   2,700              88,722
   Dycom Industries, Inc.*                              830              17,845
                                                                 --------------
   TOTAL COMMUNICATIONS EQUIPMENT                                       697,697
                                                                 --------------


See Notes to Financial Statements.

                                  THE RYDEX SERIES FUNDS SEMI-ANNUAL REPORT | 17

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)               September 30, 2006
--------------------------------------------------------------------------------
  HEDGED EQUITY FUND
--------------------------------------------------------------------------------

                                                                         MARKET
                                                                          VALUE
                                                     SHARES             (NOTE 1)
--------------------------------------------------------------------------------

   COMPUTERS & PERIPHERALS 1.6%
   Apple Computer, Inc.*+                             4,100      $      315,823
   SanDisk Corp.*                                     4,460             238,788
   Imation Corp.                                        910              36,537
                                                                 --------------
   TOTAL COMPUTERS & PERIPHERALS                                        591,148
                                                                 --------------
   IT CONSULTING & SERVICES 1.4%
   Computer Sciences Corp.*                           1,780              87,434
   MoneyGram International, Inc.                      2,960              86,018
   MPS Group, Inc.*                                   5,530              83,558
   Affiliated Computer Services, Inc. -- Class A*     1,520              78,827
   CheckFree Corp.*                                   1,710              70,657
   Sabre Holdings Corp.                               2,520              58,943
   BISYS Group, Inc.*                                 3,030              32,906
                                                                 --------------
   TOTAL IT CONSULTING & SERVICES                                       498,343
                                                                 --------------
   SOFTWARE 0.8%
   Novell, Inc.*                                     16,390             100,307
   Parametric Technology Corp.*                       5,070              88,522
   Compuware Corp.*                                   7,120              55,465
   Advent Software, Inc.*                             1,490              53,953
   Citrix Systems, Inc.*                                250               9,052
                                                                 --------------
   TOTAL SOFTWARE                                                       307,299
                                                                 --------------
   ELECTRONIC EQUIPMENT & INSTRUMENTS 0.7%
   Avnet, Inc.*                                       6,730             132,043
   Arrow Electronics, Inc.*                           2,180              59,797
   Sanmina-SCI Corp.*                                15,680              58,643
   Plexus Corp.*                                        130               2,496
                                                                 --------------
   TOTAL ELECTRONIC EQUIPMENT & INSTRUMENTS                             252,979
                                                                 --------------
   INTERNET SOFTWARE & SERVICES 0.7%
   Yahoo!, Inc.*                                      9,410             237,885
                                                                 --------------
   TOTAL INTERNET SOFTWARE & SERVICES                                   237,885
                                                                 --------------
   OFFICE ELECTRONICS 0.3%
   Xerox Corp.*                                       8,120             126,347
                                                                 --------------
   TOTAL OFFICE ELECTRONICS                                             126,347
                                                                 --------------
TOTAL INFORMATION TECHNOLOGY                                          3,692,710
                                                                 --------------
INDUSTRIALS 8.9%
   ROAD & RAIL 1.6%
   Norfolk Southern Corp.+                            7,090             312,315
   Burlington Northern Santa Fe Corp.                 3,010             221,054
   Werner Enterprises, Inc.                           2,180              40,788
                                                                 --------------
   TOTAL ROAD & RAIL                                                    574,157
                                                                 --------------
   AEROSPACE & DEFENSE 1.4%
   Boeing Co.                                         3,860             304,361
   Northrop Grumman Corp.+                            2,250             153,158
   DRS Technologies, Inc.                               960              41,923
                                                                 --------------
   TOTAL AEROSPACE & DEFENSE                                            499,442
                                                                 --------------
   MACHINERY 1.2%
   Timken Co.                                         4,150             123,587
   Lincoln Electric Holdings, Inc.                    2,190             119,246
   Cummins, Inc.                                        670              79,884

                                                                         MARKET
                                                                          VALUE
                                                     SHARES             (NOTE 1)
--------------------------------------------------------------------------------

   Crane Co.                                          1,680      $       70,224
   Trinity Industries, Inc.                           2,100              67,557
                                                                 --------------
   TOTAL MACHINERY                                                      460,498
                                                                 --------------
   INDUSTRIAL CONGLOMERATES 1.1%
   Tyco International Ltd.+                           9,340             261,427
   Teleflex, Inc.                                     2,010             111,836
   Sequa Corp. -- Class A*                              500              46,930
                                                                 --------------
   TOTAL INDUSTRIAL CONGLOMERATES                                       420,193
                                                                 --------------
   AIRLINES 1.1%
   Southwest Airlines Co.                            10,330             172,098
   Alaska Air Group, Inc.*                            1,370              52,115
   Ryanair Holdings PLC -- SP ADR*                      520              32,911
   British Airways PLC -- SP ADR*                       380              30,407
   AMR Corp.*                                         1,040              24,066
   US Airways Group, Inc.*                              460              20,392
   UAL Corp.*                                           650              17,270
   Gol Linhas Aereas Inteligentes SA -- SP ADR          500              17,175
   Continental Airlines, Inc. -- Class B*               600              16,986
   SkyWest, Inc.                                        520              12,750
   AirTran Holdings, Inc.*                              930               9,226
                                                                 --------------
   TOTAL AIRLINES                                                       405,396
                                                                 --------------
   COMMERCIAL SERVICES & SUPPLIES 0.9%
   Robert Half International, Inc.                    3,180             108,024
   Manpower, Inc.                                     1,570              96,194
   Monster Worldwide, Inc.*                           2,000              72,380
   Korn/Ferry International, Inc.*                    1,940              40,624
                                                                 --------------
   TOTAL COMMERCIAL SERVICES & SUPPLIES                                 317,222
                                                                 --------------
   ELECTRICAL EQUIPMENT 0.8%
   Thomas & Betts Corp.*                              1,720              82,061
   ABB Ltd. -- SP ADR                                 3,470              45,735
   Emerson Electric Co.                                 520              43,607
   Rockwell Automation, Inc.                            390              22,659
   Cooper Industries Ltd. -- Class A                    260              22,157
   American Power Conversion Corp.                      830              18,227
   AMETEK, Inc.                                         310              13,500
   Hubbell, Inc. -- Class B                             280              13,412
   Acuity Brands, Inc.                                  250              11,350
   General Cable Corp.*                                 270              10,317
   Regal-Beloit Corp.                                   200               8,700
   Energy Conversion Devices, Inc.*                     230               8,519
   A.O. Smith Corp.                                     200               7,886
                                                                 --------------
   TOTAL ELECTRICAL EQUIPMENT                                           308,130
                                                                 --------------
   CONSTRUCTION & ENGINEERING 0.7%
   Granite Construction, Inc.                         1,830              97,631
   Fluor Corp.+                                         490              37,676
   Foster Wheeler, Ltd.*+                               480              18,523
   URS Corp.*                                           460              17,890
   Shaw Group, Inc.*                                    750              17,730
   Washington Group International, Inc.                 290              17,069


18 | THE RYDEX SERIES FUNDS SEMI-ANNUAL REPORT

                                              See Notes to Financial Statements.

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)               September 30, 2006
--------------------------------------------------------------------------------
  HEDGED EQUITY FUND
--------------------------------------------------------------------------------

                                                                         MARKET
                                                                          VALUE
                                                     SHARES             (NOTE 1)
--------------------------------------------------------------------------------

   Chicago Bridge & Iron NV Co.+                        680      $       16,361
   EMCOR Group, Inc.*                                   210              11,516
   Insituform Technologies, Inc. -- Class A*            450              10,926
                                                                 --------------
   TOTAL CONSTRUCTION & ENGINEERING                                     245,322
                                                                 --------------
   TRADING COMPANIES & DISTRIBUTORS 0.1%
   United Rentals, Inc.*                              1,170              27,202
                                                                 --------------
   TOTAL TRADING COMPANIES & DISTRIBUTORS                                27,202
                                                                 --------------
TOTAL INDUSTRIALS                                                     3,257,562
                                                                 --------------
HEALTH CARE 8.8%
   HEALTH CARE PROVIDERS & SERVICES 3.6%
   Express Scripts, Inc.*                             4,720             356,313
   McKesson Corp.                                     6,240             328,973
   WellPoint, Inc.*                                   2,520             194,166
   HCA, Inc.                                          2,490             124,226
   Health Net, Inc.*                                  2,610             113,587
   Community Health Systems, Inc.*                    2,720             101,592
   Triad Hospitals, Inc.*                             1,310              57,679
   LifePoint Hospitals, Inc.*                         1,100              38,852
                                                                 --------------
   TOTAL HEALTH CARE PROVIDERS & SERVICES                             1,315,388
                                                                 --------------
   PHARMACEUTICALS 2.5%
   Pfizer, Inc.                                      15,630             443,267
   King Pharmaceuticals, Inc.*                       12,970             220,879
   Barr Pharmaceuticals, Inc.*                        2,580             134,005
   Valeant Pharmaceuticals International              4,140              81,889
   Watson Pharmaceuticals, Inc.*                      2,040              53,387
                                                                 --------------
   TOTAL PHARMACEUTICALS                                                933,427
                                                                 --------------
   BIOTECHNOLOGY 2.0%
   Biogen Idec, Inc.*                                10,390             464,225
   Applera Corp. - Applied Biosystems Group           4,030             133,433
   Cephalon, Inc.*                                    1,610              99,418
   Vertex Pharmaceuticals, Inc.*                        620              20,863
                                                                 --------------
   TOTAL BIOTECHNOLOGY                                                  717,939
                                                                 --------------
   HEALTH CARE EQUIPMENT & SUPPLIES 0.7%
   Thermo Electron Corp.*                             3,700             145,521
   Intuitive Surgical, Inc.*                          1,110             117,050
                                                                 --------------
   TOTAL HEALTH CARE EQUIPMENT & SUPPLIES                               262,571
                                                                 --------------
TOTAL HEALTH CARE                                                     3,229,325
                                                                 --------------
CONSUMER STAPLES 8.7%
   FOOD PRODUCTS 3.5%
   Archer-Daniels-Midland Co.+                       14,330             542,821
   ConAgra Foods, Inc.                                9,020             220,810
   General Mills, Inc.                                3,890             220,174
   Tyson Foods, Inc. -- Class A                       9,380             148,954
   Smithfield Foods, Inc.*                            3,630              98,083
   Tootsie Roll Industries, Inc.                      2,140              62,723
                                                                 --------------
   TOTAL FOOD PRODUCTS                                                1,293,565
                                                                 --------------

                                                                         MARKET
                                                                          VALUE
                                                     SHARES            (NOTE 1)
--------------------------------------------------------------------------------

   TOBACCO 1.9%
   Reynolds American, Inc.                            7,930      $      491,422
   Altria Group, Inc.                                 1,650             126,308
   UST, Inc.                                            600              32,898
   Loews Corp. - Carolina Group                         380              21,048
   Vector Group Ltd.                                    611               9,902
                                                                 --------------
   TOTAL TOBACCO                                                        681,578
                                                                 --------------
   BEVERAGES 1.3%
   Brown-Forman Corp. -- Class B                      2,540             194,691
   Coca-Cola Enterprises, Inc.                        8,540             177,888
   PepsiAmericas, Inc.                                4,580              97,737
                                                                 --------------
   TOTAL BEVERAGES                                                      470,316
                                                                 --------------
   FOOD & DRUG RETAILING 1.3%
   CVS Corp.                                          7,350             236,082
   Kroger Co.                                        10,000             231,400
                                                                 --------------
   TOTAL FOOD & DRUG RETAILING                                          467,482
                                                                 --------------
   HOUSEHOLD PRODUCTS 0.7%
   Procter & Gamble Co.                               1,480              91,730
   Church & Dwight Co., Inc.                          2,260              88,389
   Kimberly-Clark Corp.                                 540              35,294
   Clorox Co.                                           330              20,790
   Central Garden and Pet Co.*                          150               7,239
                                                                 --------------
   TOTAL HOUSEHOLD PRODUCTS                                             243,442
                                                                 --------------
TOTAL CONSUMER STAPLES                                                3,156,383
                                                                 --------------
CONSUMER DISCRETIONARY 6.9%
   MULTILINE RETAIL 1.8%
   Federated Department Stores, Inc.+                 7,610             328,828
   Target Corp.                                       3,790             209,397
   J.C. Penney Holding Co., Inc.                      1,720             117,631
                                                                 --------------
   TOTAL MULTILINE RETAIL                                               655,856
                                                                 --------------
   HOUSEHOLD DURABLES 1.5%
   Whirlpool Corp.                                    1,990             167,379
   Lennar Corp. -- Class A                            3,500             158,375
   D.R. Horton, Inc.                                  3,660              87,657
   KB HOME                                            1,300              56,940
   American Greetings Corp. -- Class A                1,430              33,062
   Furniture Brands International, Inc.               1,560              29,702
                                                                 --------------
   TOTAL HOUSEHOLD DURABLES                                             533,115
                                                                 --------------
   SPECIALTY RETAIL 1.3%
   GameStop Corp. -- Class A*                         2,650             122,642
   AnnTaylor Stores Corp.*                            2,540             106,325
   AutoNation, Inc.*                                  3,510              73,359
   Circuit City Stores, Inc.                          2,830              71,061
   Payless Shoesource, Inc.*                          1,710              42,579
   Borders Group, Inc.                                1,810              36,924
   Office Depot, Inc.*                                  260              10,322
                                                                 --------------
   TOTAL SPECIALTY RETAIL                                               463,212
                                                                 --------------


See Notes to Financial Statements.

                                  THE RYDEX SERIES FUNDS SEMI-ANNUAL REPORT | 19

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)               September 30, 2006
--------------------------------------------------------------------------------
   HEDGED EQUITY FUND
--------------------------------------------------------------------------------

                                                                         MARKET
                                                                          VALUE
                                                     SHARES             (NOTE 1)
--------------------------------------------------------------------------------

   MEDIA 0.8%
   Gannett Co., Inc.                                  2,050      $      116,501
   Univision Communications, Inc. -- Class A*         2,890              99,242
   Belo Corp. -- Class A                              2,480              39,209
   Scholastic Corp.*                                  1,140              35,511
   Media General, Inc.                                   50               1,886
   Westwood One, Inc.                                   220               1,558
                                                                 --------------
   TOTAL MEDIA                                                          293,907
                                                                 --------------
   HOTELS, RESTAURANTS & LEISURE 0.7%
   Carnival Corp.                                     4,300             202,229
   CBRL Group, Inc.                                   1,150              46,494
   International Game Technology, Inc.                  260              10,790
   Scientific Games Corp. -- Class A*                   140               4,452
                                                                 --------------
   TOTAL HOTELS, RESTAURANTS & LEISURE                                  263,965
                                                                 --------------
   TEXTILES & APPAREL 0.3%
   Polo Ralph Lauren Corp.                            1,500              97,035
                                                                 --------------
   TOTAL TEXTILES & APPAREL                                              97,035
                                                                 --------------
   LEISURE EQUIPMENT & PRODUCTS 0.2%
   Brunswick Corp.                                    1,870              58,325
   Callaway Golf Co.                                  2,090              27,400
                                                                 --------------
   TOTAL LEISURE EQUIPMENT & PRODUCTS                                    85,725
                                                                 --------------
   AUTO COMPONENTS 0.2%
   Goodyear Tire & Rubber Co.*                        3,780              54,810
   Modine Manufacturing Co.                           1,150              27,980
                                                                 --------------
   TOTAL AUTO COMPONENTS                                                 82,790
                                                                 --------------
   AUTOMOBILES 0.1%
   Thor Industries, Inc.                              1,150              47,346
                                                                 --------------
   TOTAL AUTOMOBILES                                                     47,346
                                                                 --------------
   COMMERCIAL SERVICES & SUPPLIES 0.0%
   Sotheby's Holdings, Inc. -- Class A                  130               4,191
                                                                 --------------
   TOTAL COMMERCIAL SERVICES & SUPPLIES                                   4,191
                                                                 --------------
TOTAL CONSUMER DISCRETIONARY                                          2,527,142
                                                                 --------------
ENERGY 6.3%
   ENERGY EQUIPMENT & SERVICES 3.2%
   Baker Hughes, Inc.                                 4,970             338,954
   Grant Prideco, Inc.*                               8,070             306,902
   Transocean, Inc.*+                                 3,920             287,062
   Patterson-UTI Energy, Inc.                         5,350             127,116
   Rowan Cos., Inc.                                   3,500             110,705
   Nabors Industries Ltd.*                              100               2,975
                                                                 --------------
   TOTAL ENERGY EQUIPMENT & SERVICES                                  1,173,714
                                                                 --------------
   OIL & GAS 3.1%
   ConocoPhillips+                                    5,960             354,799
   Devon Energy Corp.                                 3,280             207,132
   Consol Energy, Inc.                                5,490             174,198
   Apache Corp.                                       2,750             173,800
   Peabody Energy Corp.                               4,690             172,498
   Overseas Shipholding Group, Inc.                     920              56,828
                                                                 --------------
   TOTAL OIL & GAS                                                    1,139,255
                                                                 --------------
TOTAL ENERGY                                                          2,312,969
                                                                 --------------

                                                                         MARKET
                                                                          VALUE
                                                     SHARES             (NOTE 1)
--------------------------------------------------------------------------------

TELECOMMUNICATION SERVICES 4.0%
   DIVERSIFIED TELECOMMUNICATION SERVICES 2.8%
   AT&T, Inc.                                        11,520      $      375,091
   Verizon Communications, Inc.+                      9,380             348,280
   Qwest Communications International, Inc.*         26,370             229,946
   CenturyTel, Inc.                                   1,770              70,216
                                                                 --------------
   TOTAL DIVERSIFIED TELECOMMUNICATION
     SERVICES                                                         1,023,533
                                                                 --------------
   WIRELESS TELECOMMUNICATION SERVICES 1.2%
   Sprint Nextel Corp.                               12,110             207,686
   Alltel Corp.                                       2,850             158,175
   Telephone & Data Systems, Inc.                     1,630              68,623
                                                                 --------------
   TOTAL WIRELESS TELECOMMUNICATION SERVICES                            434,484
                                                                 --------------
TOTAL TELECOMMUNICATION SERVICES                                      1,458,017
                                                                 --------------
UTILITIES 4.0%
   ELECTRIC UTILITIES 1.7%
   American Electric Power Co., Inc.                  2,510              91,289
   Pepco Holdings, Inc.                               3,550              85,803
   Progress Energy, Inc.                              1,820              82,592
   Edison International                               1,730              72,037
   TXU Corp.                                            890              55,643
   Pinnacle West Capital Corp.                        1,140              51,357
   E.ON AG -- SP ADR                                    820              32,529
   Westar Energy, Inc.                                1,220              28,682
   Korea Electric Power Corp. -- SP ADR                 980              19,159
   Southern Co.                                         540              18,608
   Allegheny Energy, Inc.*                              440              17,675
   FPL Group, Inc.                                      360              16,200
   Scottish Power, Inc. -- SP ADR                       330              16,025
   FirstEnergy Corp.                                    280              15,641
   Entergy Corp.                                        190              14,864
   Black Hills Corp.                                    340              11,427
                                                                 --------------
   TOTAL ELECTRIC UTILITIES                                             629,531
                                                                 --------------
   MULTI-UTILITIES 1.4%
   AES Corp.*                                         9,690             197,579
   MDU Resources Group, Inc.                          3,870              86,456
   Alliant Energy Corp.                               1,590              56,811
   Constellation Energy Group, Inc.                     640              37,888
   Wisconsin Energy Corp.                               840              36,238
   Mirant Corp.*                                      1,250              34,137
   NRG Energy, Inc.*                                    620              28,086
   Ormat Technologies, Inc.                             360              11,779
   DTE Energy Co.                                       190               7,887
   Energy East Corp.                                    240               5,693
                                                                 --------------
   TOTAL MULTI-UTILITIES                                                502,554
                                                                 --------------
   GAS UTILITIES 0.9%
   Questar Corp.                                        900              73,593
   National Fuel Gas Co.                              1,800              65,430
   Oneok, Inc.                                          590              22,296
   Energen Corp.                                        450              18,842
   Southern Union Co.                                   670              17,695
   AGL Resources, Inc.                                  450              16,425


20 | THE RYDEX SERIES FUNDS SEMI-ANNUAL REPORT

                                              See Notes to Financial Statements.

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)               September 30, 2006
--------------------------------------------------------------------------------
   HEDGED EQUITY FUND
--------------------------------------------------------------------------------

                                                                         MARKET
                                                                          VALUE
                                                     SHARES             (NOTE 1)
--------------------------------------------------------------------------------

   UGI Corp.                                            650      $       15,893
   Atmos Energy Corp.                                   540              15,417
   Nicor, Inc.                                          320              13,683
   Piedmont Natural Gas Co.                             540              13,667
   Peoples Energy Corp.                                 320              13,008
   WGL Holdings, Inc.                                   410              12,849
   Southwest Gas Corp.                                  360              11,995
   New Jersey Resources Corp.                           240              11,832
                                                                 --------------
   TOTAL GAS UTILITIES                                                  322,625
                                                                 --------------
TOTAL UTILITIES                                                       1,454,710
                                                                 --------------
MATERIALS 3.0%
   METALS & MINING 1.9%
   Allegheny Technologies, Inc.                       3,580             222,640
   United States Steel Corp.                          1,270              73,254
   Commercial Metals Co.                              3,090              62,820
   Steel Dynamics, Inc.                               1,150              58,017
   Reliance Steel & Aluminum Co.                      1,730              55,602
   BHP Billiton Ltd. -- SP ADR                          870              32,956
   Rio Tinto PLC -- SP ADR                              130              24,652
   Companhia Vale do Rio Doce -- SP ADR                 940              20,266
   POSCO -- SP ADR                                      240              15,583
   Mittal Steel NV Co. -- Class A                       440              15,286
   Alcoa, Inc.                                          510              14,300
   Nucor Corp.                                          270              13,362
   Anglo American PLC -- ADR                            620              13,082
   Barrick Gold Corp.                                   410              12,595
   Newmont Mining Corp.                                 270              11,543
   Alcan, Inc.                                          270              10,765
   Freeport-McMoRan Copper &
     Gold, Inc. -- Class B                              160               8,522
   AngloGold Ashanti Ltd. -- SP ADR                     220               8,303
   Phelps Dodge Corp.+                                   80               6,776
                                                                 --------------
   TOTAL METALS & MINING                                                680,324
                                                                 --------------
   CHEMICALS 1.0%
   Eastman Chemical Co.                               2,650             143,153
   Olin Corp.                                         4,560              70,042
   Airgas, Inc.                                       1,870              67,638
   Lubrizol Corp.                                     1,160              53,047
   Lyondell Chemical Co.                                750              19,027
                                                                 --------------
   TOTAL CHEMICALS                                                      352,907
                                                                 --------------
   PAPER & FOREST PRODUCTS 0.1%
   Louisiana-Pacific Corp.                            2,050              38,478
   Bowater, Inc.                                      1,000              20,570
                                                                 --------------
   TOTAL PAPER & FOREST PRODUCTS                                         59,048
                                                                 --------------
TOTAL MATERIALS                                                       1,092,279
                                                                 --------------
TOTAL COMMON STOCKS
   (Cost $27,814,990)                                                28,196,553
                                                                 --------------

                                                                         MARKET
                                                       FACE               VALUE
                                                     AMOUNT             (NOTE 1)
--------------------------------------------------------------------------------

REPURCHASE AGREEMENTS 25.0%
Repurchase Agreement (Note 5)
   4.94% due 10/02/06+                         $  9,152,357      $    9,152,357
                                                                 --------------
TOTAL REPURCHASE AGREEMENTS
   (Cost $9,152,357)                                                  9,152,357
                                                                 --------------
TOTAL LONG SECURITIES
   (Cost $36,967,347)                                                37,348,910
                                                                 --------------

                                                     SHARES
                                               ------------
COMMON STOCKS SOLD SHORT (70.4)%

UTILITIES (2.0)%
   WATER UTILITIES (0.2)%
   Aqua America, Inc.                                 3,330             (73,060)
                                                                 --------------
   TOTAL WATER UTILITIES                                                (73,060)
                                                                 --------------
   GAS UTILITIES (0.3)%
   Equitable Resources, Inc.                          3,480            (121,731)
                                                                 --------------
   TOTAL GAS UTILITIES                                                 (121,731)
                                                                 --------------
   MULTI-UTILITIES (0.4)%
   TECO Energy, Inc.                                    160              (2,504)
   Dynegy, Inc. -- Class A*                           3,860             (21,384)
   CenterPoint Energy, Inc.                           3,590             (51,409)
   KeySpan Corp.                                      1,750             (71,995)
                                                                 --------------
   TOTAL MULTI-UTILITIES                                               (147,292)
                                                                 --------------
   ELECTRIC UTILITIES (1.1)%
   PPL Corp.                                          1,430             (47,047)
   Northeast Utilities                                2,160             (50,263)
   Exelon Corp.                                       4,900            (296,646)
                                                                 --------------
   TOTAL ELECTRIC UTILITIES                                            (393,956)
                                                                 --------------
TOTAL UTILITIES                                                        (736,039)
                                                                 --------------
MATERIALS (2.5)%
   CONSTRUCTION MATERIALS (0.2)%
   Florida Rock Industries, Inc.                      1,600             (61,936)
                                                                 --------------
   TOTAL CONSTRUCTION MATERIALS                                         (61,936)
                                                                 --------------
   CONTAINERS & PACKAGING (0.2)%
   Pactiv Corp.*                                      3,100             (88,102)
                                                                 --------------
   TOTAL CONTAINERS & PACKAGING                                         (88,102)
                                                                 --------------
   PAPER & FOREST PRODUCTS (0.7)%
   MeadWestvaco Corp.                                 3,360             (89,073)
   Weyerhaeuser Co.                                   2,730            (167,977)
                                                                 --------------
   TOTAL PAPER & FOREST PRODUCTS                                       (257,050)
                                                                 --------------
   CHEMICALS (1.4)%
   Valspar Corp.                                      1,360             (36,176)
   Sensient Technologies Corp.                        1,860             (36,400)
   Scotts Miracle-Gro Co. -- Class A                    890             (39,596)
   Hercules, Inc.*                                    3,520             (55,511)
   Chemtura Corp.                                    10,290             (89,214)
   Ecolab, Inc.                                       2,970            (127,175)
   Dow Chemical Co.                                   3,420            (133,312)
                                                                 --------------
   TOTAL CHEMICALS                                                     (517,384)
                                                                 --------------


See Notes to Financial Statements.

                                  THE RYDEX SERIES FUNDS SEMI-ANNUAL REPORT | 21

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)               September 30, 2006
--------------------------------------------------------------------------------
   HEDGED EQUITY FUND
--------------------------------------------------------------------------------

                                                                         MARKET
                                                                          VALUE
                                                     SHARES             (NOTE 1)
--------------------------------------------------------------------------------

TOTAL MATERIALS                                                        (924,472)
                                                                 --------------
CONSUMER DISCRETIONARY (6.6)%
   MULTILINE RETAIL (0.1)%
   Nordstrom, Inc.                                       70      $       (2,961)
   Saks, Inc.                                         2,880             (49,766)
                                                                 --------------
   TOTAL MULTILINE RETAIL                                               (52,727)
                                                                 --------------
   LEISURE EQUIPMENT & PRODUCTS (0.2)%
   Mattel, Inc.                                       4,300             (84,710)
                                                                 --------------
   TOTAL LEISURE EQUIPMENT & PRODUCTS                                   (84,710)
                                                                 --------------
   INTERNET & CATALOG RETAIL (0.3)%
   Amazon.com, Inc.*                                  3,290            (105,675)
                                                                 --------------
   TOTAL INTERNET & CATALOG RETAIL                                     (105,675)
                                                                 --------------
   TEXTILES & APPAREL (0.3)%
   Coach, Inc.*                                       3,500            (120,400)
                                                                 --------------
   TOTAL TEXTILES & APPAREL                                            (120,400)
                                                                 --------------
   AUTO COMPONENTS (0.4)%
   ArvinMeritor, Inc.                                 2,090             (29,761)
   Bandag, Inc.                                         750             (30,780)
   Lear Corp.                                         3,320             (68,724)
                                                                 --------------
   TOTAL AUTO COMPONENTS                                               (129,265)
                                                                 --------------
   HOUSEHOLD DURABLES (0.4)%
   Hovnanian Enterprises, Inc. -- Class A*               40              (1,174)
   Ryland Group, Inc.                                    30              (1,296)
   Toll Brothers, Inc.*                                  60              (1,685)
   Pulte Homes, Inc.                                     70              (2,230)
   M.D.C. Holdings, Inc.                                970             (45,056)
   Centex Corp.                                       1,530             (80,509)
                                                                 --------------
   TOTAL HOUSEHOLD DURABLES                                            (131,950)
                                                                 --------------
   COMMERCIAL SERVICES & SUPPLIES (0.6)%
   ITT Educational Services, Inc.*                      720             (47,736)
   H&R Block, Inc.                                    3,410             (74,134)
   Apollo Group, Inc. -- Class A*                     1,760             (86,662)
                                                                 --------------
   TOTAL COMMERCIAL SERVICES & SUPPLIES                                (208,532)
                                                                 --------------
   AUTOMOBILES (0.7)%
   Ford Motor Co.                                    16,110            (130,330)
   General Motors Corp.                               4,250            (141,355)
                                                                 --------------
   TOTAL AUTOMOBILES                                                   (271,685)
                                                                 --------------
   SPECIALTY RETAIL (0.8)%
   CarMax, Inc.*                                         20                (834)
   Pier 1 Imports, Inc.                               7,020             (52,089)
   Advance Auto Parts, Inc.                           1,660             (54,680)
   Chico's FAS, Inc.*                                 2,610             (56,193)
   Urban Outfitters, Inc.*                            6,210            (109,855)
                                                                 --------------
   TOTAL SPECIALTY RETAIL                                              (273,651)
                                                                 --------------
   MEDIA (1.4)%
   Reader's Digest Association, Inc.                  2,570             (33,307)
   Dow Jones & Co., Inc.                              1,310             (43,938)
   Interpublic Group of Cos., Inc.*                  13,660            (135,234)
   Time Warner, Inc.                                 16,300            (297,149)
                                                                 --------------
   TOTAL MEDIA                                                         (509,628)
                                                                 --------------

                                                                         MARKET
                                                                          VALUE
                                                     SHARES             (NOTE 1)
--------------------------------------------------------------------------------

   HOTELS, RESTAURANTS & LEISURE (1.4)%
   Harrah's Entertainment, Inc.                       1,710      $     (113,595)
   Marriott International, Inc. -- Class A            3,040            (117,466)
   Starbucks Corp.*                                   8,740            (297,597)
                                                                 --------------
   TOTAL HOTELS, RESTAURANTS & LEISURE                                 (528,658)
                                                                 --------------
TOTAL CONSUMER DISCRETIONARY                                         (2,416,881)
                                                                 --------------
INDUSTRIALS (6.6)%
   ROAD & RAIL 0.0%
   YRC Worldwide, Inc.*                                  30              (1,111)
                                                                 --------------
   TOTAL ROAD & RAIL                                                     (1,111)
                                                                 --------------
   AIR FREIGHT & COURIERS (0.1)%
   CH Robinson Worldwide, Inc.                          520             (23,182)
   Expeditors International Washington, Inc.            580             (25,856)
                                                                 --------------
   TOTAL AIR FREIGHT & COURIERS                                         (49,038)
                                                                 --------------
   ELECTRICAL EQUIPMENT (0.2)%
   Roper Industries, Inc.                             1,210             (54,135)
                                                                 --------------
   TOTAL ELECTRICAL EQUIPMENT                                           (54,135)
                                                                 --------------
   BUILDING PRODUCTS (0.2)%
   Masco Corp.                                        2,590             (71,018)
                                                                 --------------
   TOTAL BUILDING PRODUCTS                                              (71,018)
                                                                 --------------
   CONSTRUCTION & ENGINEERING (0.2)%
   Jacobs Engineering Group, Inc.*                    1,050             (78,466)
                                                                 --------------
   TOTAL CONSTRUCTION & ENGINEERING                                     (78,466)
                                                                 --------------
   AIRLINES (0.2)%
   JetBlue Airways Corp.*                             9,380             (86,953)
                                                                 --------------
   TOTAL AIRLINES                                                       (86,953)
                                                                 --------------
   AEROSPACE & DEFENSE (0.5)%
   General Dynamics Corp.                             2,460            (176,308)
                                                                 --------------
   TOTAL AEROSPACE & DEFENSE                                           (176,308)
                                                                 --------------
   TRADING COMPANIES & DISTRIBUTORS (1.1)%
   GATX Corp.                                         2,000             (82,740)
   MSC Industrial Direct Co. -- Class A               2,170             (88,406)
   Fastenal Co.                                       5,840            (225,249)
                                                                 --------------
   TOTAL TRADING COMPANIES & DISTRIBUTORS                              (396,395)
                                                                 --------------
   COMMERCIAL SERVICES & SUPPLIES (2.0)%
   Avis Budget Group, Inc.                            1,360             (24,874)
   Corporate Executive Board Co.                        960             (86,314)
   Stericycle, Inc.*                                  1,260             (87,935)
   Deluxe Corp.                                       5,760             (98,496)
   Avery Dennison Corp.                               2,140            (128,764)
   Cintas Corp.                                       3,690            (150,663)
   Pitney Bowes, Inc.                                 3,760            (166,831)
                                                                 --------------
   TOTAL COMMERCIAL SERVICES & SUPPLIES                                (743,877)
                                                                 --------------
   MACHINERY (2.1)%
   Flowserve Corp.*                                     270             (13,659)
   Tecumseh Products Co. -- Class A*                  1,150             (17,492)
   Joy Global, Inc.                                     510             (19,181)
   Pentair, Inc.                                      1,980             (51,856)
   Oshkosh Truck Corp.                                1,390             (70,153)


22 | THE RYDEX SERIES FUNDS SEMI-ANNUAL REPORT

                                              See Notes to Financial Statements.

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)               September 30, 2006
--------------------------------------------------------------------------------
   HEDGED EQUITY FUND
--------------------------------------------------------------------------------

                                                                         MARKET
                                                                          VALUE
                                                     SHARES             (NOTE 1)
--------------------------------------------------------------------------------

   Graco, Inc.                                        2,210      $      (86,323)
   SPX Corp.                                          1,850             (98,864)
   ITT Industries, Inc.                               2,040            (104,591)
   Ingersoll-Rand Co. -- Class A                      3,360            (127,613)
   Illinois Tool Works, Inc.                          3,860            (173,314)
                                                                 --------------
   TOTAL MACHINERY                                                     (763,046)
                                                                 --------------
TOTAL INDUSTRIALS                                                    (2,420,347)
                                                                 --------------
ENERGY (7.0)%
   ENERGY EQUIPMENT & SERVICES (3.2)%
   FMC Technologies, Inc.*                            2,230            (119,751)
   Smith International, Inc.                          5,010            (194,388)
   Weatherford International Ltd.*                    7,780            (324,582)
   Schlumberger Ltd.                                  8,370            (519,191)
                                                                 --------------
   TOTAL ENERGY EQUIPMENT & SERVICES                                 (1,157,912)
                                                                 --------------
   OIL & GAS (3.8)%
   Forest Oil Corp.*                                  2,590             (81,818)
   Anadarko Petroleum Corp.                           1,940             (85,030)
   Quicksilver Resources, Inc.*                       2,980             (95,062)
   Arch Coal, Inc.                                    4,520            (130,673)
   Noble Energy, Inc.                                 3,380            (154,094)
   Sunoco, Inc.                                       2,600            (161,694)
   Kinder Morgan, Inc.                                2,870            (300,920)
   El Paso Corp.                                     29,540            (402,926)
                                                                 --------------
   TOTAL OIL & GAS                                                   (1,412,217)
                                                                 --------------
TOTAL ENERGY                                                         (2,570,129)
                                                                 --------------
CONSUMER STAPLES (7.4)%
   TOBACCO (0.4)%
   Universal Corp.                                    3,980            (145,389)
                                                                 --------------
   TOTAL TOBACCO                                                       (145,389)
                                                                 --------------
   PERSONAL PRODUCTS (0.6)%
   Alberto-Culver Co. -- Class B                        200             (10,118)
   Avon Products, Inc.                                6,780            (207,875)
                                                                 --------------
   TOTAL PERSONAL PRODUCTS                                             (217,993)
                                                                 --------------
   BEVERAGES (1.0)%
   Constellation Brands, Inc. -- Class A*             5,490            (158,002)
   Molson Coors Brewing Co. -- Class B                3,300            (227,370)
                                                                 --------------
   TOTAL BEVERAGES                                                     (385,372)
                                                                 --------------
   FOOD & DRUG RETAILING (1.1)%
   Whole Foods Market, Inc.                           6,530            (388,078)
                                                                 --------------
   TOTAL FOOD & DRUG RETAILING                                         (388,078)
                                                                 --------------
   HOUSEHOLD PRODUCTS (1.3)%
   Energizer Holdings, Inc.*                          1,830            (131,742)
   Colgate-Palmolive Co.                              5,350            (332,235)
                                                                 --------------
   TOTAL HOUSEHOLD PRODUCTS                                            (463,977)
                                                                 --------------

                                                                         MARKET
                                                                          VALUE
                                                     SHARES             (NOTE 1)
--------------------------------------------------------------------------------

   FOOD PRODUCTS (3.0)%
   WM Wrigley Jr Co.                                  4,720      $     (217,403)
   Sara Lee Corp.                                    20,180            (324,293)
   Hershey Co.                                       10,480            (560,156)
                                                                 --------------
   TOTAL FOOD PRODUCTS                                               (1,101,852)
                                                                 --------------
TOTAL CONSUMER STAPLES                                               (2,702,661)
                                                                 --------------
HEALTH CARE (8.9)%
   BIOTECHNOLOGY (1.9)%
   Affymetrix, Inc.*                                  2,770             (59,721)
   PDL BioPharma, Inc.*                               3,740             (71,808)
   Martek Biosciences Corp.*                          4,180             (89,912)
   Medimmune, Inc.*                                   7,130            (208,267)
   Gilead Sciences, Inc.*                             3,740            (256,938)
                                                                 --------------
   TOTAL BIOTECHNOLOGY                                                 (686,646)
                                                                 --------------
   HEALTH CARE PROVIDERS & SERVICES (2.0)%
   Apria Healthcare Group, Inc.*                        730             (14,410)
   Aetna, Inc.                                        1,870             (73,959)
   Tenet Healthcare Corp.*                           13,050            (106,227)
   Coventry Health Care, Inc.*                        2,340            (120,557)
   AmerisourceBergen Corp.                            3,090            (139,668)
   CIGNA Corp.                                        2,350            (273,352)
                                                                 --------------
   TOTAL HEALTH CARE PROVIDERS & SERVICES                              (728,173)
                                                                 --------------
   HEALTH CARE EQUIPMENT & SUPPLIES (2.4)%
   Bausch & Lomb, Inc.                                  520             (26,068)
   Gen-Probe, Inc.*                                   1,340             (62,833)
   Advanced Medical Optics, Inc.*                     2,740            (108,367)
   Varian Medical Systems, Inc.*                      2,580            (137,746)
   St. Jude Medical, Inc.*                            4,550            (160,569)
   Boston Scientific Corp.*                          26,660            (394,301)
                                                                 --------------
   TOTAL HEALTH CARE EQUIPMENT & SUPPLIES                              (889,884)
                                                                 --------------
   PHARMACEUTICALS (2.6)%
   Perrigo Co.                                        5,660             (96,050)
   Sepracor, Inc.*                                    2,170            (105,115)
   Allergan, Inc.                                     1,640            (184,680)
   Schering-Plough Corp.                             11,650            (257,349)
   Forest Laboratories, Inc.*                         5,750            (291,008)
                                                                 --------------
   TOTAL PHARMACEUTICALS                                               (934,202)
                                                                 --------------
TOTAL HEALTH CARE                                                    (3,238,905)
                                                                 --------------
INFORMATION TECHNOLOGY (14.7)%
   OFFICE ELECTRONICS (0.2)%
   Zebra Technologies Corp. -- Class A*               1,960             (70,050)
                                                                 --------------
   TOTAL OFFICE ELECTRONICS                                             (70,050)
                                                                 --------------
   INTERNET SOFTWARE & SERVICES (0.7)%
   VeriSign, Inc.*                                    4,670             (94,334)
   Google, Inc. -- Class A*                             410            (164,779)
                                                                 --------------
   TOTAL INTERNET SOFTWARE & SERVICES                                  (259,113)
                                                                 --------------


See Notes to Financial Statements.

                                  THE RYDEX SERIES FUNDS SEMI-ANNUAL REPORT | 23

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)               September 30, 2006
--------------------------------------------------------------------------------
   HEDGED EQUITY FUND
--------------------------------------------------------------------------------

                                                                         MARKET
                                                                          VALUE
                                                     SHARES             (NOTE 1)
--------------------------------------------------------------------------------

   COMMUNICATIONS EQUIPMENT (0.9)%
   ADC Telecommunications, Inc.*                        170      $       (2,550)
   Plantronics, Inc.                                  2,050             (35,937)
   Andrew Corp.*                                      5,970             (55,103)
   Utstarcom, Inc.*                                   8,590             (76,193)
   Juniper Networks, Inc.*                            8,210            (141,869)
                                                                 --------------
   TOTAL COMMUNICATIONS EQUIPMENT                                      (311,652)
                                                                 --------------
   IT CONSULTING & SERVICES (1.9)%
   Gartner, Inc. -- Class A*                          4,810             (84,608)
   Unisys Corp.*                                     19,850            (112,351)
   Alliance Data Systems Corp.*                       2,170            (119,762)
   Cognizant Technology Solutions
   Corp. -- Class A*                                  2,530            (187,372)
   Paychex, Inc.                                      5,480            (201,938)
                                                                 --------------
   TOTAL IT CONSULTING & SERVICES                                      (706,031)
                                                                 --------------
   COMPUTERS & PERIPHERALS (2.4)%
   Palm, Inc.*                                        3,320             (48,339)
   QLogic Corp.*                                      3,880             (73,332)
   Lexmark International, Inc.*                       3,280            (189,125)
   Network Appliance, Inc.*                           6,350            (235,014)
   Dell, Inc.*                                       13,960            (318,846)
                                                                 --------------
   TOTAL COMPUTERS & PERIPHERALS                                       (864,656)
                                                                 --------------
   SOFTWARE (4.2)%
   Wind River Systems, Inc.*                            160              (1,714)
   Transaction Systems Architects,
     Inc. -- Class A*                                 1,880             (64,522)
   CA, Inc.                                           6,560            (155,406)
   Activision, Inc.*                                 15,750            (237,825)
   Electronic Arts, Inc.*                             8,440            (469,939)
   Symantec Corp.*                                   27,480            (584,774)
                                                                 --------------
   TOTAL SOFTWARE                                                    (1,514,180)
                                                                 --------------
   SEMICONDUCTOR & SEMICONDUCTOR
     EQUIPMENT (4.4)%
   Lattice Semiconductor Corp.*                      11,150             (76,043)
   PMC - Sierra, Inc.*                               12,940             (76,864)
   Teradyne, Inc.*                                    9,140            (120,282)
   Cypress Semiconductor Corp.*                       6,820            (121,191)
   Fairchild Semiconductor
     International, Inc.*                             6,680            (124,916)
   Analog Devices, Inc.                               7,620            (223,952)
   Applied Materials, Inc.                           23,060            (408,854)
   Intel Corp.                                       22,800            (468,996)
                                                                 --------------
   TOTAL SEMICONDUCTOR & SEMICONDUCTOR
     EQUIPMENT                                                       (1,621,098)
                                                                 --------------
TOTAL INFORMATION TECHNOLOGY                                         (5,346,780)
                                                                 --------------
FINANCIALS (14.7)%
   DIVERSIFIED FINANCIALS (0.1)%
   Moody's Corp.                                        780             (50,997)
                                                                 --------------
   TOTAL DIVERSIFIED FINANCIALS                                         (50,997)
                                                                 --------------
   CONSUMER FINANCE (0.7)%
   SLM Corp.                                          4,630            (240,667)
                                                                 --------------
   TOTAL CONSUMER FINANCE                                              (240,667)
                                                                 --------------

                                                                         MARKET
                                                                          VALUE
                                                     SHARES             (NOTE 1)
--------------------------------------------------------------------------------

   BANKS (1.2)%
   Mercantile Bankshares Corp.                        2,190      $      (79,431)
   Synovus Financial Corp.                            3,870            (113,662)
   National City Corp.                                6,390            (233,874)
                                                                 --------------
   TOTAL BANKS                                                         (426,967)
                                                                 --------------
   CAPITAL MARKETS (1.6)%
   SEI Investments Co.                                  440             (24,724)
   Charles Schwab Corp.                               2,220             (39,738)
   T. Rowe Price Group, Inc.                            870             (41,629)
   Jefferies Group, Inc.                              2,790             (79,515)
   Waddell & Reed Financial, Inc. -- Class A          3,480             (86,130)
   Federated Investors, Inc. -- Class B               3,000            (101,430)
   Eaton Vance Corp.                                  3,830            (110,534)
   Janus Capital Group, Inc.                          5,870            (115,756)
                                                                 --------------
   TOTAL CAPITAL MARKETS                                               (599,456)
                                                                 --------------
   THRIFTS & MORTGAGE FINANCE (2.0)%
   New York Community Bancorp, Inc.                   6,380            (104,505)
   Freddie Mac                                        9,470            (628,145)
                                                                 --------------
   TOTAL THRIFTS & MORTGAGE FINANCE                                    (732,650)
                                                                 --------------
   REAL ESTATE (3.6)%
   Potlatch Corp.                                     1,280             (47,488)
   Rayonier, Inc.                                     1,660             (62,748)
   Highwoods Properties, Inc.                         1,930             (71,815)
   United Dominion Realty Trust, Inc.                 3,730            (112,646)
   Boston Properties, Inc.                            1,620            (167,411)
   Public Storage, Inc.                               1,960            (168,540)
   Vornado Realty Trust                               1,650            (179,850)
   Simon Property Group, Inc.                         2,430            (220,207)
   KIMCO Realty Corp.                                 6,600            (282,942)
                                                                 --------------
   TOTAL REAL ESTATE                                                 (1,313,647)
                                                                 --------------
   INSURANCE (5.5)%
   Stancorp Financial Group, Inc.                     1,230             (54,895)
   Arthur J. Gallagher & Co.                          3,150             (84,010)
   Everest Re Group Ltd.                              1,320            (128,740)
   Loews Corp.                                        4,630            (175,477)
   Brown & Brown, Inc.                                6,480            (198,029)
   ACE Ltd.                                           3,950            (216,183)
   Marsh & McLennan Cos., Inc.                        7,710            (217,037)
   Allstate Corp.                                     3,810            (239,001)
   XL Capital Ltd.                                    4,440            (305,028)
   Progressive Corp.                                 15,700            (385,278)
                                                                 --------------
   TOTAL INSURANCE                                                   (2,003,678)
                                                                 --------------
TOTAL FINANCIALS                                                     (5,368,062)
                                                                 --------------
TOTAL COMMON STOCKS SOLD SHORT
   (Proceeds $25,231,982)                                           (25,724,276)
                                                                 --------------
TOTAL INVESTMENTS 31.8%
   (Cost $11,735,365)                                            $   11,624,634
                                                                 ==============
OTHER ASSETS IN EXCESS OF LIABILITIES - 68.2%                    $   24,903,205
                                                                 ==============
NET ASSETS - 100.0%                                              $   36,527,839
================================================================================


24 | THE RYDEX SERIES FUNDS SEMI-ANNUAL REPORT

                                              See Notes to Financial Statements.

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONCLUDED)               September 30, 2006
--------------------------------------------------------------------------------
   HEDGED EQUITY FUND
--------------------------------------------------------------------------------

                                                                     UNREALIZED
                                                                           GAIN
                                                  CONTRACTS             (NOTE 1)
--------------------------------------------------------------------------------

FUTURES CONTRACTS PURCHASED
December 2006 S&P 500 Index
   Mini Futures Contracts
   (Aggregate Market Value
   of Contracts $14,993,963)                            223      $      221,739
December 2006 Russell 2000(R)
   Index Mini Futures Contracts
   (Aggregate Market Value
   of Contracts $2,481,660)                              34              38,559
December 2006 S&P 400 Index
   Mini Futures Contracts
   (Aggregate Market Value
   of Contracts $2,585,700)                              34              27,270
                                                                 --------------
(TOTAL AGGREGATE MARKET VALUE
   OF CONTRACTS $20,061,323)                                     $      287,568
                                                                 ==============

*     NON-INCOME PRODUCING SECURITY.

+ ALL OR A PORTION OF THIS SECURITY IS HELD AS SHORT SECURITY COLLATERAL AT SEPTEMBER 30, 2006.

      ADR--AMERICAN DEPOSITORY RECEIPT.

      REIT--REAL ESTATE INVESTMENT TRUST.


See Notes to Financial Statements.

                                  THE RYDEX SERIES FUNDS SEMI-ANNUAL REPORT | 25

SCHEDULE OF INVESTMENTS (UNAUDITED)                           September 30, 2006
--------------------------------------------------------------------------------
  MULTI-CAP CORE EQUITY FUND
--------------------------------------------------------------------------------

                                                                         MARKET
                                                                          VALUE
                                                     SHARES             (NOTE 1)
--------------------------------------------------------------------------------

COMMON STOCKS 98.6%

FINANCIALS 21.7%
  INSURANCE 9.6%
  American International Group, Inc.                  4,006      $      265,438
  Prudential Financial, Inc.                          2,800             213,500
  MetLife, Inc.+                                      3,480             197,246
  Hartford Financial Services Group,
    Inc.+                                             2,187             189,722
  Chubb Corp.                                         3,520             182,899
  Assurant, Inc.+                                     3,350             178,923
  Ambac Financial Group, Inc.                         2,150             177,913
  Lincoln National Corp.+                             2,850             176,928
  AFLAC, Inc.                                         3,828             175,169
  Cincinnati Financial Corp.                          3,570             171,574
  Loews Corp.                                         4,350             164,865
  Genworth Financial, Inc. -- Class A                 4,690             164,197
  UnumProvident Corp.+                                8,351             161,926
  Delphi Financial Group, Inc. --
    Class A+                                          3,990             159,121
  Old Republic International Corp.                    7,170             158,816
  W.R. Berkley Corp.                                  4,440             157,132
  Philadelphia Consolidated Holding
    Corp.*+                                           3,930             156,335
  Principal Financial Group, Inc.+                    2,880             156,326
  HCC Insurance Holdings, Inc.                        4,660             153,221
  American Financial Group, Inc.+                     3,230             151,584
  Selective Insurance Group, Inc.+                    2,880             151,517
  First American Corp.+                               3,570             151,154
  ProAssurance Corp.*                                 3,020             148,826
  Nationwide Financial Services, Inc.                 2,950             141,895
  Meadowbrook Insurance Group
    Co., Inc.*                                       12,590             141,763
  Harleysville Group, Inc.                            4,050             141,710
  CNA Surety Corp.*                                   6,970             140,794
  Protective Life Corp.                               3,060             139,995
  Ohio Casualty Corp.+                                5,390             139,439
  AmerUs Group Co.+                                   2,030             138,060
  Argonaut Group, Inc.*+                              4,421             137,184
  Wesco Financial Corp.                                 310             135,470
  Infinity Property & Casualty Corp.                  3,270             134,495
  Donegal Group, Inc. -- Class A                      6,630             134,059
  Reinsurance Group of America, Inc.                  2,570             133,460
  FPIC Insurance Group, Inc.*                         3,361             133,129
  American National Insurance Co.                     1,140             132,126
  CNA Financial Corp.*+                               3,640             131,113
  National Western Life Insurance Co.
    -- Class A                                          560             128,738
  Conseco, Inc.*                                      6,071             127,430
  Hanover Insurance Group, Inc.                       2,820             125,857
  NYMAGIC, Inc.                                       3,920             124,264
  Stancorp Financial Group, Inc.                      2,754             122,911
  American Physicians Capital, Inc.*                  2,540             122,885
  Safety Insurance Group, Inc.                        2,520             122,623

                                                                         MARKET
                                                                          VALUE
                                                     SHARES             (NOTE 1)
--------------------------------------------------------------------------------

  EMC Insurance Group, Inc.                           4,250      $      122,570
  Baldwind & Lyons, Inc. -- Class B                   4,720             114,318
  Fidelity National Title Group, Inc.
    -- Class A+                                       1,897              39,761
  Crawford & Co. -- Class B                           4,069              27,629
  Aon Corp.+                                            210               7,113
                                                                 --------------
  TOTAL INSURANCE                                                     7,205,123
                                                                 --------------
  DIVERSIFIED FINANCIALS 2.9%
  Citigroup, Inc.                                    15,260             757,964
  Bank of America Corp.                              13,127             703,214
  J.P. Morgan Chase & Co.+                           11,620             545,675
  Leucadia National Corp.                             5,460             142,888
                                                                 --------------
  TOTAL DIVERSIFIED FINANCIALS                                        2,149,741
                                                                 --------------
  BANKS 2.6%
  Wachovia Corp.+                                     6,370             355,446
  KeyCorp+                                            5,870             219,773
  Wells Fargo & Co.                                   5,348             193,491
  M&T Bank Corp.+                                     1,480             177,541
  National City Corp.+                                4,780             174,948
  Royal Bancshares of Pennsylvania,
    Inc. -- Class A                                   4,810             130,303
  Intervest Bancshares Corp.*+                        2,840             123,710
  FNB Corp.                                           3,430             123,514
  First Citizens BancShares, Inc. --
    Class A                                             610             116,571
  1st Source Corp.                                    3,944             116,427
  Camden National Corp.                               2,890             116,178
  TD Banknorth, Inc.                                  1,360              39,277
  U.S. Bancorp+                                         820              27,240
  R&G Financial Corp. -- Class B                        860               6,407
                                                                 --------------
  TOTAL BANKS                                                         1,920,826
                                                                 --------------
  CAPITAL MARKETS 2.6%
  Goldman Sachs Group, Inc.+                          1,780             301,123
  E*Trade Financial Corp.*+                           7,620             182,270
  Charles Schwab Corp.+                              10,060             180,074
  Janus Capital Group, Inc.+                          8,990             177,283
  Blackrock, Inc.+                                    1,070             159,430
  Ameriprise Financial, Inc.                          3,250             152,425
  Capital Southwest Corp.                             1,190             141,788
  MCG Capital Corp.                                   8,410             137,335
  Thomas Weisel Partners Group, Inc.*                 8,250             132,413
  Penson Worldwide Co., Inc.*                         7,300             131,035
  LaBranche & Co., Inc.*+                             9,680             100,382
  Morgan Stanley                                        930              67,806
  Merrill Lynch & Co., Inc.                             720              56,318
                                                                 --------------
  TOTAL CAPITAL MARKETS                                               1,919,682
                                                                 --------------
  THRIFTS & MORTGAGE FINANCE 2.2%
  Washington Mutual, Inc.+                            5,130             223,001
  Radian Group, Inc.+                                 2,500             150,000
  PMI Group, Inc.+                                    3,420             149,830
  Ocwen Financial Corp., Inc.*+                       9,370             139,613
  FirstFed Financial Corp.*+                          2,420             137,263
  Webster Financial Corp.                             2,890             136,148


26 |  THE RYDEX SERIES FUNDS SEMI-ANNUAL REPORT

                                              See Notes to Financial Statements.

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)               September 30, 2006
--------------------------------------------------------------------------------
  MULTI-CAP CORE EQUITY FUND
--------------------------------------------------------------------------------

                                                                         MARKET
                                                                          VALUE
                                                     SHARES             (NOTE 1)
--------------------------------------------------------------------------------

  Triad Guaranty, Inc.*                               2,650      $      135,601
  Federal Agricultural Mortgage Corp.                 4,690             124,144
  ITLA Capital Corp.                                  2,204             118,487
  Corus Bankshares, Inc.+                             4,650             103,974
  Berkshire Hills Bancorp, Inc.                       2,600              92,534
  MGIC Investment Corp.+                              1,207              72,384
  Doral Financial Corp.+                              7,519              49,550
                                                                 --------------
  TOTAL THRIFTS & MORTGAGE FINANCE                                    1,632,529
                                                                 --------------
  CONSUMER FINANCE 1.0%
  Capital One Financial Corp.+                        2,184             171,794
  Cash America International, Inc.                    4,130             161,400
  Asta Funding, Inc.+                                 3,820             143,212
  Student Loan Corp.                                    710             136,448
  Credit Acceptance Corp.*+                           4,530             134,450
  American Express Co.                                  480              26,918
                                                                 --------------
  TOTAL CONSUMER FINANCE                                                774,222
                                                                 --------------
  REAL ESTATE 0.8%
  American Home Mortgage
    Investment Corp.                                  4,370             152,382
  HRPT Properties Trust+                             11,570             138,261
  Newkirk Realty Trust Co., Inc.                      7,940             130,851
  AvalonBay Communities, Inc.                           997             120,039
  Fieldstone Investment Corp.                         9,641              84,166
                                                                 --------------
  TOTAL REAL ESTATE                                                     625,699
                                                                 --------------
TOTAL FINANCIALS                                                     16,227,822
                                                                 --------------

INFORMATION TECHNOLOGY 16.1%
  SEMICONDUCTOR & SEMICONDUCTOR EQUIPMENT 3.2%
  Intel Corp.                                        20,779             427,424
  Texas Instruments, Inc.+                            7,998             265,933
  Freescale Semiconductor, Inc. --
    Class B*+                                         6,621             251,664
  Micron Technology, Inc.*+                          12,540             218,196
  Lam Research Corp.*+                                3,560             161,375
  National Semiconductor Corp.+                       6,705             157,769
  Varian Semiconductor Equipment
    Associates, Inc.*                                 4,270             156,709
  Intersil Corp. -- Class A                           6,190             151,964
  Zoran Corp.*                                        8,800             141,504
  MKS Instruments, Inc.*                              6,700             136,077
  OmniVision Technologies, Inc.*+                     7,591             108,324
  LSI Logic Corp.*+                                  12,507             102,808
  Genesis Microchip, Inc.*+                           8,699             102,387
                                                                 --------------
  TOTAL SEMICONDUCTOR &
    SEMICONDUCTOR EQUIPMENT                                           2,382,134
                                                                 --------------
  IT CONSULTING & SERVICES 3.0%
  Mastercard, Inc.*+                                  3,070             215,974
  Electronic Data Systems Corp.+                      8,500             208,420
  First Data Corp.                                    4,700             197,400
  MPS Group, Inc.*                                   11,160             168,628
  Convergys Corp.*                                    7,260             149,919
  Affiliated Computer Services, Inc.
    -- Class A*                                       2,751             142,667

                                                                         MARKET
                                                                          VALUE
                                                     SHARES             (NOTE 1)
--------------------------------------------------------------------------------

  Automatic Data Processing, Inc.                     2,964      $      140,316
  Acxiom Corp.                                        5,470             134,890
  Ceridian Corp.*                                     5,990             133,936
  Forrester Research, Inc.*                           4,740             124,709
  Hewitt Associates, Inc. -- Class A*                 4,780             115,963
  Lightbridge, Inc.*                                  9,880             115,794
  SYKES Enterprises, Inc.*                            5,653             115,039
  Computer Sciences Corp.*                            1,900              93,328
  BISYS Group, Inc.*                                  8,529              92,625
  infoUSA, Inc. -- Class B                            6,893              57,212
  Global Payments, Inc.                               1,127              49,599
                                                                 --------------
  TOTAL IT CONSULTING & SERVICES                                      2,256,419
                                                                 --------------
  COMPUTERS & PERIPHERALS 2.8%
  International Business Machines
    Corp.                                             5,550             454,767
  Hewlett-Packard Co.                                10,920             400,655
  Apple Computer, Inc.*+                              3,807             293,253
  EMC Corp.*                                         14,790             177,184
  Brocade Communications Systems,
    Inc.*+                                           24,941             176,084
  NCR Corp.*+                                         4,410             174,107
  Electronics for Imaging, Inc.*+                     7,180             164,279
  Palm, Inc.*+                                        7,200             104,832
  Komag, Inc.*+                                       3,090              98,756
  Dell, Inc.*+                                          860              19,642
                                                                 --------------
  TOTAL COMPUTERS & PERIPHERALS                                       2,063,559
                                                                 --------------
  COMMUNICATIONS EQUIPMENT 2.4%
  Motorola, Inc.                                     11,730             293,250
  Cisco Systems, Inc.*                               11,049             254,127
  Polycom, Inc.*+                                     7,230             177,352
  Avocent Corp.*                                      5,700             171,684
  Interdigital Communications Corp.*                  5,020             171,182
  Arris Group, Inc.*                                 13,520             154,939
  Avaya, Inc.*+                                      13,511             154,566
  Black Box Corp.                                     3,400             132,328
  Tellabs, Inc.*                                     11,000             120,560
  Juniper Networks, Inc.*+                            6,320             109,210
  Qualcomm, Inc.                                      1,724              62,667
                                                                 --------------
  TOTAL COMMUNICATIONS EQUIPMENT                                      1,801,865
                                                                 --------------
  ELECTRONIC EQUIPMENT & INSTRUMENTS 1.9%
  Molex, Inc.+                                        4,340             169,130
  DTS, Inc. -- Class A*                               7,310             154,826
  Rofin-Sinar Technologies, Inc.*                     2,380             144,633
  TTM Technologies, Inc.*                            12,180             142,506
  Vishay Intertechnology, Inc.*+                      9,700             136,188
  Tech Data Corp.*                                    3,630             132,604
  Dolby Laboratories, Inc. -- Class A*                6,390             126,841
  Solectron Corp.*                                   38,033             123,987
  Zygo Corp., Inc.*                                   9,100             116,025
  Agilsys, Inc.                                       7,640             107,266
  AVX Corp.                                           5,020              88,804
                                                                 --------------
  TOTAL ELECTRONIC EQUIPMENT & INSTRUMENTS                            1,442,810
                                                                 --------------


See Notes to Financial Statements.

                                  THE RYDEX SERIES FUNDS SEMI-ANNUAL REPORT | 27

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)               September 30, 2006
--------------------------------------------------------------------------------
  MULTI-CAP CORE EQUITY FUND
--------------------------------------------------------------------------------

                                                                         MARKET
                                                                          VALUE
                                                     SHARES             (NOTE 1)
--------------------------------------------------------------------------------

  SOFTWARE 1.8%
  Microsoft Corp.                                    19,987      $      546,245
  MicroStrategy, Inc. -- Class A*+                    1,450             147,653
  eSpeed, Inc. -- Class A*                           14,541             133,777
  Lawson Software, Inc.*                             17,215             124,809
  Compuware Corp.*                                   15,699             122,295
  Fair Isaac Corp.+                                   3,061             111,941
  MRO Software, Inc.*                                 1,967              50,493
  Oracle Corp.*                                       2,080              36,899
  TIBCO Software, Inc.*                               3,390              30,442
  Secure Computing Corp.*+                            4,336              27,447
  Altiris, Inc.*                                        600              12,654
                                                                 --------------
  TOTAL SOFTWARE                                                      1,344,655
                                                                 --------------
  INTERNET SOFTWARE & SERVICES 0.8%
  VeriSign, Inc.*                                     8,300             167,660
  SonicWALL, Inc.*                                   13,590             148,403
  RealNetworks, Inc.*+                               13,730             145,675
  Google, Inc. -- Class A*                              240              96,456
  EarthLink, Inc.*                                    3,279              23,838
                                                                 --------------
  TOTAL INTERNET SOFTWARE & SERVICES                                    582,032
                                                                 --------------
  OFFICE ELECTRONICS 0.2%
  Xerox Corp.*                                        8,436             131,264
                                                                 --------------
  TOTAL OFFICE ELECTRONICS                                              131,264
                                                                 --------------
TOTAL INFORMATION TECHNOLOGY                                         12,004,738
                                                                 --------------
CONSUMER DISCRETIONARY 13.4%
  SPECIALTY RETAIL 3.8%
  Home Depot, Inc.+                                   8,585             311,378
  Abercrombie & Fitch Co. --
    Class A+                                          2,870             199,408
  American Eagle Outfitters, Inc.+                    4,540             198,988
  Sherwin-Williams Co.                                3,180             177,380
  Staples, Inc.+                                      6,870             167,147
  Shoe Carnival, Inc.*                                5,840             147,285
  Payless Shoesource, Inc.*                           5,880             146,412
  Dress Barn, Inc.*+                                  6,591             143,816
  United Auto Group, Inc.                             6,110             142,974
  Rent-A-Center, Inc.*                                4,815             141,031
  Syms Corp.*                                         6,570             133,765
  AnnTaylor Stores Corp.*                             3,160             132,278
  Claire's Stores, Inc.                               4,360             127,138
  Group 1 Automotive, Inc.+                           2,541             126,796
  Cato Corp. -- Class A+                              5,780             126,640
  Barnes & Noble, Inc.                                3,199             121,370
  DSW, Inc.*+                                         3,840             120,960
  Tween Brands, Inc.*+                                2,890             108,664
  Office Depot, Inc.*+                                1,042              41,367
  Charming Shoppes, Inc.*                               690               9,853
                                                                 --------------
  TOTAL SPECIALTY RETAIL                                              2,824,650
                                                                 --------------
  HOUSEHOLD DURABLES 2.6%
  Leggett & Platt, Inc.                               6,560             164,197
  Whirlpool Corp.                                     1,910             160,650
  Lennar Corp. -- Class A+                            3,550             160,637
  Stanley Works+                                      3,180             158,523

                                                                         MARKET
                                                                          VALUE
                                                     SHARES             (NOTE 1)
--------------------------------------------------------------------------------

  Snap-On, Inc.                                       3,250      $      144,787
  American Greetings Corp. --
     Class A+                                         6,120             141,494
  Champion Enterprises, Inc.*                        20,431             140,974
  Avatar Holdings, Inc.*+                             2,350             138,791
  Furniture Brands International, Inc.+               7,090             134,994
  Ethan Allen Interiors, Inc.+                        3,860             133,788
  Mohawk Industries, Inc.*+                           1,450             107,953
  Ryland Group, Inc.+                                 2,425             104,784
  NVR, Inc.*+                                           195             104,325
  Meritage Homes Corp.*+                              2,138              88,962
  Kimball International, Inc. --
    Class B                                           1,360              26,248
                                                                 --------------
  TOTAL HOUSEHOLD DURABLES                                            1,911,107
                                                                 --------------
  MEDIA 1.9%
  Walt Disney Co.                                     9,646             298,158
  McGraw-Hill Cos., Inc.                              3,050             176,992
  Omnicom Group, Inc.+                                1,800             168,480
  Lee Enterprises, Inc.+                              5,730             144,625
  John Wiley & Sons, Inc. -- Class A                  3,980             143,320
  Meredith Corp.+                                     2,750             135,658
  Cox Radio Inc. -- Class A*                          7,921             121,587
  Time Warner, Inc.                                   4,522              82,436
  Comcast Corp. -- Class A*+                          1,497              55,164
  Journal Communications, Inc. --
    Class A                                           3,869              43,604
  World Wrestling Entertainment,
    Inc.                                                430               7,065
  McClatchy Co. -- Class A                              160               6,750
                                                                 --------------
  TOTAL MEDIA                                                         1,383,839
                                                                 --------------
  TEXTILES & APPAREL 1.4%
  Phillips-Van Heusen Corp.+                          4,490             187,547
  Nike, Inc. -- Class B+                              2,020             176,993
  Polo Ralph Lauren Corp.                             2,550             164,960
  Jones Apparel Group, Inc.                           4,871             158,015
  Brown Shoe Co., Inc.                                4,360             156,262
  Deckers Outdoor Corp.*+                             3,090             146,219
  Unifirst Corp.                                      1,910              59,668
  Kellwood Co.                                          270               7,784
                                                                 --------------
  TOTAL TEXTILES & APPAREL                                            1,057,448
                                                                 --------------

  HOTELS, RESTAURANTS & LEISURE 1.3%
  McDonald's Corp.                                    6,650             260,148
  Starwood Hotels & Resorts
    Worldwide, Inc.                                   3,680             210,459
  Bob Evans Farms, Inc.                               5,150             155,942
  International Speedway Corp. --
    Class A                                           2,900             144,536
  Dover Motorsports, Inc.                            19,785             107,235
  Dover Downs Gaming &
     Entertainment, Inc.                              7,956              96,665
  Luby's, Inc.*+                                      1,433              14,144
  Multimedia Games, Inc.*+                            1,060               9,625
                                                                 --------------
  TOTAL HOTELS, RESTAURANTS & LEISURE                                   998,754
                                                                 --------------


28 |  THE RYDEX SERIES FUNDS SEMI-ANNUAL REPORT

                                              See Notes to Financial Statements.

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)               September 30, 2006
--------------------------------------------------------------------------------
  MULTI-CAP CORE EQUITY FUND
--------------------------------------------------------------------------------

                                                                         MARKET
                                                                          VALUE
                                                     SHARES             (NOTE 1)
--------------------------------------------------------------------------------

   MULTILINE RETAIL 1.2%
   J.C. Penney Holding Co., Inc.+                     3,320      $      227,055
   Big Lots, Inc.*+                                   9,760             193,346
   Dollar Tree Stores, Inc.*+                         5,290             163,778
   Dillard's, Inc. -- Class A+                        4,410             144,339
   Nordstrom, Inc.                                    2,332              98,644
   Target Corp.+                                      1,130              62,432
                                                                 --------------
   TOTAL MULTILINE RETAIL                                               889,594
                                                                 --------------
   AUTO COMPONENTS 0.5%
   Autoliv, Inc.                                      2,660             146,593
   BorgWarner, Inc.                                   2,420             138,351
   Aftermarket Technology Corp.*                      5,451              96,810
                                                                 --------------
   TOTAL AUTO COMPONENTS                                                381,754
                                                                 --------------
   AUTOMOBILES 0.3%
   Harley-Davidson, Inc.+                             3,860             242,215
                                                                 --------------
   TOTAL AUTOMOBILES                                                    242,215
                                                                 --------------
   DISTRIBUTORS 0.2%
   Audiovox Corp. -- Class A*                         9,610             133,771
                                                                 --------------
   TOTAL DISTRIBUTORS                                                   133,771
                                                                 --------------
   COMMERCIAL SERVICES & SUPPLIES 0.1%
   Career Education Corp.*                            3,859              86,827
                                                                 --------------
   TOTAL COMMERCIAL SERVICES & SUPPLIES                                  86,827
                                                                 --------------
   HEALTH CARE PROVIDERS & SERVICES 0.1%
   Stewart Enterprises, Inc. --
     Class A                                         14,417              84,484
                                                                 --------------
   TOTAL HEALTH CARE PROVIDERS & SERVICES                                84,484
                                                                 --------------
TOTAL CONSUMER DISCRETIONARY                                          9,994,443
                                                                 --------------
HEALTH CARE 12.1%
   HEALTH CARE PROVIDERS & SERVICES 4.8%
   UnitedHealth Group, Inc.                           5,315             261,498
   WellPoint, Inc.*                                   3,250             250,412
   Caremark Rx, Inc.+                                 3,430             194,378
   Cardinal Health, Inc.+                             2,880             189,331
   AmerisourceBergen Corp.+                           4,160             188,032
   Aetna, Inc.                                        4,590             181,535
   Laboratory Corporation of America
     Holdings*+                                       2,690             176,383
   Medco Health Solutions, Inc.*+                     2,800             168,308
   McKesson Corp.                                     3,170             167,122
   Health Net, Inc.*                                  3,580             155,802
   Sunrise Senior Living, Inc.*                       5,140             153,532
   Coventry Health Care, Inc.*                        2,964             152,705
   inVentiv Health, Inc.*                             4,710             150,861
   AMERIGROUP Corp.*                                  4,970             146,864
   Dendrite International, Inc.*                     14,141             138,299
   Magellan Health Services, Inc.*                    3,210             136,746
   Molina Healthcare, Inc.*                           3,760             132,954
   Cross Country Healthcare, Inc.*                    7,540             128,180
   Chemed Corp.                                       3,780             121,943
   AMN Healthcare Services, Inc.*                     4,920             116,850
   Vital Images, Inc.*                                3,585             113,214
   Express Scripts, Inc.*                               840              63,412

                                                                         MARKET
                                                                          VALUE
                                                     SHARES             (NOTE 1)
--------------------------------------------------------------------------------

   HCA, Inc.+                                           976      $       48,693
   The Trizetto Group, Inc.*                          2,732              41,362
                                                                 --------------
   TOTAL HEALTH CARE PROVIDERS & SERVICES                             3,578,416
                                                                 --------------
   PHARMACEUTICALS 3.8%
   Pfizer, Inc.                                      23,561             668,190
   Johnson & Johnson, Inc.                            5,720             371,457
   Merck & Co., Inc.+                                 8,580             359,502
   Abbott Laboratories                                6,470             314,183
   Barr Pharmaceuticals, Inc.*                        3,130             162,572
   Perrigo Co.                                        9,150             155,275
   KV Pharmaceutical Co.*+                            6,530             154,761
   Endo Pharmaceuticals Holdings,
     Inc.*                                            4,626             150,576
   Mylan Laboratories, Inc.+                          6,750             135,877
   Sciele Pharma, Inc.*+                              6,596             124,269
   Wyeth                                                990              50,332
   Hi-Tech Pharmacal Co., Inc.*                       3,912              49,448
   CNS, Inc.                                          1,724              48,669
   Connetics Corp.*                                   3,370              36,733
   Eli Lilly & Co.+                                     390              22,230
   Bristol-Myers Squibb Co.                             290               7,227
                                                                 --------------
   TOTAL PHARMACEUTICALS                                              2,811,301
                                                                 --------------
   HEALTH CARE EQUIPMENT & SUPPLIES 2.5%
   Fisher Scientific International, Inc.*             2,410             188,559
   Thermo Electron Corp.*+                            4,300             169,119
   Varian, Inc.*                                      3,330             152,747
   DJ Orthopedics, Inc.*+                             3,500             145,355
   ICU Medical, Inc.*+                                3,180             144,627
   Dade Behring Holdings, Inc.                        3,520             141,363
   Haemonetics Corp.*                                 2,910             136,188
   Zoll Medical Corp.*                                3,660             131,357
   West Pharmaceutical Services, Inc.                 2,860             112,312
   Health Tronics Surgical Services, Inc.*           16,301             100,577
   Candela Corp.*                                     8,550              93,281
   TriPath Imaging, Inc.*                             9,212              83,184
   Molecular Devices Corp.*                           4,400              81,356
   OraSure Technologies, Inc.*                        8,485              68,219
   Integra LifeSciences Holdings
     Corp.*+                                          1,137              42,615
   Medtronic, Inc.+                                     730              33,901
   Immucor, Inc.*                                     1,405              31,486
   Vital Signs, Inc.                                    384              21,738
                                                                 --------------
   TOTAL HEALTH CARE EQUIPMENT & SUPPLIES                             1,877,984
                                                                 --------------
   BIOTECHNOLOGY 1.0%
   Amgen, Inc.*+                                      4,760             340,483
   Applera Corp. -- Applied Biosystems
     Group                                            4,960             164,226
   United Therapeutics Corp.*+                        2,560             134,502
   ImClone Systems, Inc.*+                            4,160             117,811
   Savient Pharmaceuticals, Inc.*                     1,463               9,524
                                                                 --------------
   TOTAL BIOTECHNOLOGY                                                  766,546
                                                                 --------------
TOTAL HEALTH CARE                                                     9,034,247
                                                                 --------------


See Notes to Financial Statements.

                                  THE RYDEX SERIES FUNDS SEMI-ANNUAL REPORT | 29

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)               September 30, 2006
--------------------------------------------------------------------------------
  MULTI-CAP CORE EQUITY FUND
--------------------------------------------------------------------------------

                                                                         MARKET
                                                                          VALUE
                                                     SHARES             (NOTE 1)
--------------------------------------------------------------------------------

INDUSTRIALS 11.8%
   MACHINERY 2.5%
   Eaton Corp.                                        2,860      $      196,911
   Parker Hannifin Corp.                              2,317             180,100
   Dover Corp.                                        3,770             178,849
   Illinois Tool Works, Inc.                          3,810             171,069
   Cummins, Inc.+                                     1,330             158,576
   Terex Corp.*+                                      3,390             153,296
   Kennametal, Inc.                                   2,540             143,891
   Crane Co.                                          3,380             141,284
   Ampco-Pittsburgh Corp. PLC --
     SP ADR                                           4,360             134,855
   NACCO Industries, Inc. -- Class A                    990             134,551
   Miller Industries, Inc. -- Class A*                5,950             108,706
   Accuride Corp.*                                    9,584             105,520
   Cascade Corp.                                        777              35,470
   JLG Industries, Inc.+                              1,240              24,564
   Caterpillar, Inc.+                                   100               6,580
                                                                 --------------
   TOTAL MACHINERY                                                    1,874,222
                                                                 --------------
   AEROSPACE & DEFENSE 1.8%
   Boeing Co.+                                        3,230             254,686
   Lockheed Martin Corp.+                             2,440             209,987
   General Dynamics Corp.                             2,840             203,543
   Raytheon Co.                                       3,840             184,358
   Goodrich Corp.                                     3,770             152,760
   Orbital Sciences Corp.*                            7,780             146,031
   Armor Holdings, Inc.*+                             2,440             139,885
   United Technologies Corp.                            684              43,331
                                                                 --------------
   TOTAL AEROSPACE & DEFENSE                                          1,334,581
                                                                 --------------
   COMMERCIAL SERVICES & SUPPLIES 1.6%
   Waste Management, Inc.                             4,910             180,099
   Amrep Corp. PLC -- SP ADR+                         3,330             162,737
   Corrections Corporation of America*                3,630             156,997
   Manpower, Inc.+                                    2,470             151,337
   United Stationers, Inc.*                           3,080             143,251
   Steelcase, Inc. -- Class A+                        7,330             115,008
   M&F Worldwide Corp.*                               7,080             104,076
   Volt Information Sciences, Inc.*                   2,720              96,696
   CBIZ, Inc.*                                        7,920              57,816
   Spherion Corp.*                                    5,293              37,845
                                                                 --------------
   TOTAL COMMERCIAL SERVICES & SUPPLIES                               1,205,862
                                                                 --------------
   INDUSTRIAL CONGLOMERATES 1.4%
   General Electric Co.                              23,160             817,548
   Textron, Inc.                                      2,160             189,000
   3M Co.                                               410              30,512
   Teleflex, Inc.                                       120               6,677
                                                                 --------------
   TOTAL INDUSTRIAL CONGLOMERATES                                     1,043,737
                                                                 --------------
   ROAD & RAIL 1.2%
   CSX Corp.+                                         6,900             226,527
   Burlington Northern Santa Fe Corp.                 2,480             182,131
   Union Pacific Corp.+                               2,010             176,880
   Norfolk Southern Corp.+                            3,340             147,127

                                                                         MARKET
                                                                          VALUE
                                                     SHARES             (NOTE 1)
--------------------------------------------------------------------------------

   Genesee & Wyoming, Inc. --
     Class A*                                         5,490      $      127,478
                                                                 --------------
   TOTAL ROAD & RAIL                                                    860,143
                                                                 --------------
   BUILDING PRODUCTS 1.0%
   Ameron International Corp.                         2,290             152,148
   American Woodmark Corp.+                           3,830             129,033
   PW Eagle, Inc.+                                    4,260             127,843
   Goodman Global, Inc.*                              8,250             110,137
   Insteel Industries, Inc.                           5,360             106,503
   Universal Forest Products, Inc.+                   1,697              83,238
   Builders FirstSource, Inc.*                        1,740              26,500
                                                                 --------------
   TOTAL BUILDING PRODUCTS                                              735,402
                                                                 --------------
   ELECTRICAL EQUIPMENT 0.9%
   Belden CDT, Inc.+                                  4,600             175,858
   Roper Industries, Inc.                             3,200             143,168
   Regal-Beloit Corp.+                                3,200             139,200
   Thomas & Betts Corp.*                              2,590             123,569
   Lamson & Sessions Co., Inc.*+                      4,670             111,239
                                                                 --------------
   TOTAL ELECTRICAL EQUIPMENT                                           693,034
                                                                 --------------
   AIRLINES 0.8%
   Southwest Airlines Co.                            12,080             201,253
   Continental Airlines, Inc. --
     Class B*+                                        5,280             149,477
   UAL Corp.*                                         5,420             144,009
   Republic Airways Holdings, Inc.*                   7,980             123,850
                                                                 --------------
   TOTAL AIRLINES                                                       618,589
                                                                 --------------
   AIR FREIGHT & COURIERS 0.4%
   United Parcel Service, Inc. --
     Class B+                                         2,660             191,360
   HUB Group, Inc. -- Class A*+                       5,310             120,962
                                                                 --------------
   TOTAL AIR FREIGHT & COURIERS                                         312,322
                                                                 --------------
   TRADING COMPANIES & DISTRIBUTORS 0.1%
   United Rentals, Inc.*                              4,080              94,860
                                                                 --------------
   TOTAL TRADING COMPANIES & DISTRIBUTORS                                94,860
                                                                 --------------
   CONSTRUCTION & ENGINEERING 0.1%
   EMCOR Group, Inc.*                                   530              29,065
                                                                 --------------
   TOTAL CONSTRUCTION & ENGINEERING                                      29,065
                                                                 --------------
TOTAL INDUSTRIALS                                                     8,801,817
                                                                 --------------
ENERGY 7.0%
   OIL & GAS 4.4%
   Exxon Mobil Corp.+                                14,593             979,190
   ConocoPhillips                                     6,010             357,775
   Chevron Corp.+                                     3,897             252,759
   Occidental Petroleum Corp.                         4,440             213,608
   Devon Energy Corp.+                                2,990             188,819
   Valero Energy Corp.                                3,380             173,969
   Marathon Oil Corp.                                 2,260             173,794
   Noble Energy, Inc.                                 3,510             160,021
   EOG Resources, Inc.+                               2,310             150,266
   Delek US Holdings, Inc.*                           7,550             139,675
   Penn Virginia Corp.                                2,130             135,063


30 | THE RYDEX SERIES FUNDS SEMI-ANNUAL REPORT

                                              See Notes to Financial Statements.

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)               September 30, 2006
--------------------------------------------------------------------------------
  MULTI-CAP CORE EQUITY FUND
--------------------------------------------------------------------------------

                                                                         MARKET
                                                                          VALUE
                                                     SHARES             (NOTE 1)
--------------------------------------------------------------------------------

   USEC, Inc.                                        13,100      $      126,284
   Tesoro Corp.+                                      2,050             118,859
   St. Mary Land & Exploration Co.                    1,137              41,739
   Hess Corp.+                                          870              36,035
   Harvest Natural Resources, Inc.*                   3,439              35,594
                                                                 --------------
   TOTAL OIL & GAS                                                    3,283,450
                                                                 --------------
   ENERGY EQUIPMENT & SERVICES 2.6%
   Veritas DGC, Inc.*+                                2,860             188,245
   Maverick Tube Corp.*                               2,590             167,910
   NS Group, Inc.*+                                   2,600             167,830
   ENSCO International, Inc.+                         3,590             157,350
   Pride International, Inc.*+                        5,111             140,144
   Lone Star Technologies, Inc.*+                     2,824             136,625
   SEACOR Holdings, Inc.*                             1,620             133,650
   Patterson-UTI Energy, Inc.+                        5,390             128,066
   Grey Wolf, Inc.*+                                 18,771             125,390
   Tidewater, Inc.+                                   2,810             124,174
   Lufkin Industries, Inc.+                           2,230             118,012
   Parker Drilling Co.*                              16,511             116,898
   Trico Marine Services, Inc.*                       3,460             116,775
   T-3 Energy Services, Inc. -- Class A*              5,560             111,589
   Rowan Cos., Inc.                                   1,437              45,452
                                                                 --------------
   TOTAL ENERGY EQUIPMENT & SERVICES                                  1,978,110
                                                                 --------------
TOTAL ENERGY                                                          5,261,560
                                                                 --------------
CONSUMER STAPLES 6.3%
   HOUSEHOLD PRODUCTS 1.2%
   Procter & Gamble Co.                               8,902             551,746
   Kimberly-Clark Corp.+                              2,880             188,237
   Energizer Holdings, Inc.*+                         2,290             164,857
                                                                 --------------
   TOTAL HOUSEHOLD PRODUCTS                                             904,840
                                                                 --------------
   FOOD & DRUG RETAILING 1.2%
   Kroger Co.                                        10,010             231,631
   Wal-Mart Stores, Inc.                              3,978             196,195
   Costco Wholesale Corp.                             3,360             166,925
   Ingles Markets, Inc. -- Class A                    6,130             161,709
   Performance Food Group Co.*+                       4,710             132,304
   Walgreen Co.+                                        150               6,659
                                                                 --------------
   TOTAL FOOD & DRUG RETAILING                                          895,423
                                                                 --------------
   BEVERAGES 1.1%
   Coca-Cola Co.                                      7,980             356,546
   Pepsi Bottling Group, Inc.                         4,480             159,040
   PepsiCo, Inc.                                      2,410             157,277
   Brown-Forman Corp. -- Class B                      2,040             156,366
   Hansen Natural Corp.*+                               150               4,872
                                                                 --------------
   TOTAL BEVERAGES                                                      834,101
                                                                 --------------
   TOBACCO 1.1%
   Altria Group, Inc.                                 6,900             528,195
   Loews Corp. -- Carolina Group+                     2,660             147,337
   Reynolds American, Inc.+                           2,340             145,010
                                                                 --------------
   TOTAL TOBACCO                                                        820,542
                                                                 --------------

                                                                         MARKET
                                                                          VALUE
                                                     SHARES             (NOTE 1)
--------------------------------------------------------------------------------

   FOOD PRODUCTS 1.1%
   General Mills, Inc.+                               3,230      $      182,818
   Ralcorp Holdings, Inc.*                            3,440             165,911
   Kraft Foods, Inc. -- Class A+                      4,250             151,555
   Del Monte Foods Co.                               12,731             133,039
   J.M. Smucker Co.                                   2,540             121,793
   Archer-Daniels-Midland Co.                         1,190              45,077
   Seaboard Corp.                                        10              12,050
                                                                 --------------
   TOTAL FOOD PRODUCTS                                                  812,243
                                                                 --------------
   PERSONAL PRODUCTS 0.6%
   NBTY, Inc.*                                        5,250             153,668
   Prestige Brands Holdings, Inc. --
     Class A*                                        13,180             146,825
   Estee Lauder Cos., Inc. --
     Class A+                                         2,440              98,405
                                                                 --------------
   TOTAL PERSONAL PRODUCTS                                              398,898
                                                                 --------------
TOTAL CONSUMER STAPLES                                                4,666,047
                                                                 --------------
UTILITIES 4.1%
   MULTI-UTILITIES 1.9%
   Sempra Energy+                                     4,160             209,040
   Duke Energy Corp.                                  6,782             204,817
   Xcel Energy, Inc.+                                 8,590             177,384
   Wisconsin Energy Corp.                             3,560             153,578
   CenterPoint Energy, Inc.+                         10,709             153,353
   NSTAR+                                             4,490             149,786
   Avista Corp.                                       5,800             137,344
   MDU Resources Group, Inc.+                         5,960             133,146
   NorthWestern Corp.                                 2,312              80,874
                                                                 --------------
   TOTAL MULTI-UTILITIES                                              1,399,322
                                                                 --------------
   ELECTRIC UTILITIES 1.6%
   Edison International+                              4,970             206,951
   PPL Corp.                                          5,950             195,755
   FPL Group, Inc.+                                   3,810             171,450
   FirstEnergy Corp.+                                 2,960             165,346
   Westar Energy, Inc.+                               6,830             160,573
   Pepco Holdings, Inc.+                              6,070             146,712
   Unisource Energy Corp.                             4,270             142,319
   TXU Corp.                                            570              35,636
   Cleco Corp.+                                         420              10,601
                                                                 --------------
   TOTAL ELECTRIC UTILITIES                                           1,235,343
                                                                 --------------
   GAS UTILITIES 0.6%
   Oneok, Inc.                                        3,960             149,649
   Southwest Gas Corp.+                               4,410             146,941
   Energen Corp.                                      3,230             135,240
   Southern Union Co.                                     1                  13
                                                                 --------------
   TOTAL GAS UTILITIES                                                  431,843
                                                                 --------------
TOTAL UTILITIES                                                       3,066,508
                                                                 --------------
MATERIALS 3.8%
   CHEMICALS 1.7%
   Dow Chemical Co.+                                  5,228             203,787
   Monsanto Co.                                       4,180             196,502
   Lyondell Chemical Co.+                             6,411             162,647


See Notes to Financial Statements.

                                  THE RYDEX SERIES FUNDS SEMI-ANNUAL REPORT | 31

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONCLUDED)               September 30, 2006
--------------------------------------------------------------------------------
  MULTI-CAP CORE EQUITY FUND
--------------------------------------------------------------------------------

                                                                         MARKET
                                                                          VALUE
                                                     SHARES             (NOTE 1)
--------------------------------------------------------------------------------

   Spartech Corp.+                                    5,960      $      159,549
   OM Group, Inc.*+                                   3,450             151,593
   Valspar Corp.                                      5,280             140,448
   Ashland, Inc.                                      2,200             140,316
   Pioneer Cos., Inc.*                                4,405             107,967
   NewMarket Corp.                                      710              41,294
                                                                 --------------
   TOTAL CHEMICALS                                                    1,304,103
                                                                 --------------
   METALS & MINING 1.4%
   Alcoa, Inc.                                        5,950             166,838
   United States Steel Corp.+                         2,650             152,852
   Nucor Corp.+                                       3,050             150,944
   Carpenter Technology Corp.+                        1,400             150,514
   Steel Dynamics, Inc.                               2,450             123,603
   Schnitzer Steel Industries, Inc. --
     Class A                                          3,864             121,871
   Reliance Steel & Aluminum Co.                      3,360             107,990
   Freeport-McMoRan Copper &
     Gold, Inc. -- Class B+                             890              47,401
   Phelps Dodge Corp.                                   140              11,858
                                                                 --------------
   TOTAL METALS & MINING                                              1,033,871
                                                                 --------------
   CONTAINERS & PACKAGING 0.6%
   Greif, Inc. -- Class A                             2,050             164,226
   Rock-Tenn Co. -- Class A                           7,780             154,044
   Temple-Inland, Inc.                                3,540             141,954
                                                                 --------------
   TOTAL CONTAINERS & PACKAGING                                         460,224
                                                                 --------------
   CONSTRUCTION MATERIALS 0.1%
   Eagle Materials, Inc.+                             1,831              61,668
                                                                 --------------
   TOTAL CONSTRUCTION MATERIALS                                          61,668
                                                                 --------------
TOTAL MATERIALS                                                       2,859,866
                                                                 --------------
TELECOMMUNICATION SERVICES 2.3%
   DIVERSIFIED TELECOMMUNICATION SERVICES 1.3%
   AT&T, Inc.+                                        5,995             195,197
   CenturyTel, Inc.+                                  3,900             154,713
   Fairpoint Communications, Inc.                     8,840             153,816
   Verizon Communications, Inc.+                      3,910             145,178
   CT Communications, Inc.                            5,420             117,722
   BellSouth Corp.                                    1,570              67,118
   Atlantic Tele-Network, Inc.                        2,750              50,820
   Windstream Corp.+                                  3,024              39,887
   Embarq Corp.                                         514              24,862
                                                                 --------------
   TOTAL DIVERSIFIED TELECOMMUNICATION SERVICES                         949,313
                                                                 --------------
   WIRELESS TELECOMMUNICATION SERVICES 1.0%
   American Tower Corp. -- Class A*+                  6,310             230,315
   USA Mobility, Inc.                                 7,710             176,096
   Alltel Corp.+                                      2,920             162,060
   U.S. Cellular Corp.*                               2,130             127,161
   Sprint Nextel Corp.+                               1,510              25,897
   Wireless Facilities, Inc.*+                        8,455              18,094
                                                                 --------------
   TOTAL WIRELESS TELECOMMUNICATION SERVICES                            739,623
                                                                 --------------

                                                                         MARKET
                                                       FACE               VALUE
                                                     AMOUNT             (NOTE 1)
--------------------------------------------------------------------------------

TOTAL TELECOMMUNICATION SERVICES                                 $    1,688,936
                                                                 --------------
TOTAL COMMON STOCKS
   (Cost $64,317,652)                                                73,605,984
                                                                 --------------

REPURCHASE AGREEMENTS 1.3%
Repurchase Agreement (Note 5)
   5.00% due 10/02/06                           $    21,577              21,577
   4.95% due 10/02/06                               326,900             326,900
   4.89% due 10/02/06                               212,485             212,485
   4.80% due 10/02/06                               392,279             392,279
                                                                 --------------
TOTAL REPURCHASE AGREEMENTS
   (Cost $953,241)                                                      953,241
                                                                 --------------
SECURITIES LENDING COLLATERAL 19.5%
Investment in Securities Lending Short Term
   Investment Portfolio Held by
   U.S. Bancorp (Note 8)                         14,529,980          14,529,980
                                                                 --------------
TOTAL SECURITIES LENDING COLLATERAL
   (Cost $14,529,980)                                                14,529,980
                                                                 --------------
TOTAL INVESTMENTS 119.4%
   (Cost $79,800,873)                                            $   89,089,205
                                                                 ==============
LIABILITIES IN EXCESS OF
   OTHER ASSETS - (19.4)%                                        $  (14,456,067)
                                                                 ==============
NET ASSETS - 100.0%                                              $   74,633,138
================================================================================

                                                                     UNREALIZED
                                                                           GAIN
                                                  CONTRACTS             (NOTE 1)
--------------------------------------------------------------------------------

FUTURES CONTRACTS PURCHASED
December 2006 S&P 500 Index
   Mini Futures Contracts
   (Aggregate Market Value
   of Contracts $470,663)                                 7      $        5,122
                                                                 --------------

*     NON-INCOME PRODUCING SECURITY.

+     ALL OR A PORTION OF THIS SECURITY IS ON LOAN AT SEPTEMBER 30, 2006 -- SEE
      NOTE 8.

      ADR--AMERICAN DEPOSITORY RECEIPT.


32 | THE RYDEX SERIES FUNDS SEMI-ANNUAL REPORT

                                              See Notes to Financial Statements.

SCHEDULE OF INVESTMENTS (UNAUDITED)                           September 30, 2006
--------------------------------------------------------------------------------
  SECTOR ROTATION FUND
--------------------------------------------------------------------------------

                                                                         MARKET
                                                                          VALUE
                                                     SHARES             (NOTE 1)
--------------------------------------------------------------------------------

COMMON STOCKS 99.5%

FINANCIALS 34.5%
   REAL ESTATE 18.3%
   Brookfield Asset Management, Inc. --
      Class A+                                      172,499      $    7,648,606
   Brookfield Properties Corp.+                     157,645           5,568,021
   Forest City Enterprises, Inc. -- Class A+         84,475           4,586,992
   CB Richard Ellis Group, Inc. -- Class A*+        163,989           4,034,129
   The St. Joe Co.+                                  69,700           3,824,439
   Jones Lang LaSalle, Inc.                          33,497           2,863,324
   Simon Property Group, Inc.                        27,200           2,464,864
   Vornado Realty Trust+                             19,500           2,125,500
   Equity Office Properties Trust+                   52,000           2,067,520
   Equity Residential+                               40,200           2,033,316
   Trammell Crow Co.*+                               55,431           2,023,786
   ProLogis                                          35,400           2,019,924
   General Growth Properties, Inc.+                  39,100           1,863,115
   Boston Properties, Inc.+                          18,000           1,860,120
   Host Hotels & Resorts, Inc.+                      81,000           1,857,330
   Archstone-Smith Trust+                            33,800           1,840,072
   KIMCO Realty Corp.                                40,300           1,727,661
   Public Storage, Inc.                              19,900           1,711,201
   AvalonBay Communities, Inc.                       13,300           1,601,320
   Developers Diversified Realty Corp.+              24,000           1,338,240
   Plum Creek Timber Co., Inc. (REIT)                38,000           1,293,520
   Macerich Co.                                      16,600           1,267,576
                                                                 --------------
   TOTAL REAL ESTATE                                                 57,620,576
                                                                 --------------
   CAPITAL MARKETS 8.5%
   UBS AG Co., Inc.                                  49,819           2,954,765
   Morgan Stanley                                    34,200           2,493,522
   Goldman Sachs Group, Inc.+                        14,500           2,452,965
   Merrill Lynch & Co., Inc.                         30,300           2,370,066
   Deutsche Bank AG+                                 18,300           2,208,810
   Credit Suisse Group -- SP ADR                     37,366           2,165,360
   Lehman Brothers Holdings, Inc.                    24,200           1,787,412
   Nomura Holdings, Inc. -- SP ADR                   86,400           1,518,912
   Franklin Resources, Inc.                          13,600           1,438,200
   Bank of New York Co., Inc.                        40,700           1,435,082
   Charles Schwab Corp.+                             76,200           1,363,980
   State Street Corp.                                19,800           1,235,520
   Bear Stearns Cos., Inc.+                           8,400           1,176,840
   Mellon Financial Corp.                            28,400           1,110,440
   Northern Trust Corp.+                             16,800             981,624
                                                                 --------------
   TOTAL CAPITAL MARKETS                                             26,693,498
                                                                 --------------

                                                                         MARKET
                                                                          VALUE
                                                     SHARES             (NOTE 1)
--------------------------------------------------------------------------------

   DIVERSIFIED FINANCIALS 7.7%
   Bank of America Corp.                             90,400      $    4,842,728
   Citigroup, Inc.                                   97,400           4,837,858
   J.P. Morgan Chase & Co.                           82,900           3,892,984
   ING Groep NV -- SP ADR                            69,200           3,043,416
   Moody's Corp.                                     20,500           1,340,290
   Chicago Mercantile Exchange Holdings, Inc.         2,600           1,243,450
   NYSE Group, Inc.*+                                14,600           1,091,350
   CIT Group, Inc.                                   19,400             943,422
   Cbot Holdings, Inc.*+                              6,400             773,056
   Leucadia National Corp.                           26,800             701,356
   IntercontinentalExchange, Inc.*                    8,300             623,081
   Nasdaq Stock Market, Inc.*                        17,800             538,272
   International Securities Exchange
      Holdings, Inc.                                  8,900             417,321
                                                                 --------------
   TOTAL DIVERSIFIED FINANCIALS                                      24,288,584
                                                                 --------------
TOTAL FINANCIALS                                                    108,602,658
                                                                 --------------
INDUSTRIALS 17.3%
   ELECTRICAL EQUIPMENT 8.9%
   ABB Ltd. -- SP ADR+                              382,061           5,035,564
   Emerson Electric Co.                              57,170           4,794,276
   Rockwell Automation, Inc.+                        42,737           2,483,020
   Cooper Industries Ltd. -- Class A                 28,300           2,411,726
   American Power Conversion Corp.+                  91,300           2,004,948
   Roper Industries, Inc.+                           37,383           1,672,516
   Hubbell, Inc. -- Class B                          31,400           1,504,060
   AMETEK, Inc.                                      33,900           1,476,345
   Thomas & Betts Corp.*                             29,900           1,426,529
   Acuity Brands, Inc.                               28,001           1,271,245
   General Cable Corp.*                              29,900           1,142,479
   Regal-Beloit Corp.                                22,600             983,100
   Energy Conversion Devices, Inc.*+                 25,100             929,704
   A.O. Smith Corp.                                  21,600             851,688
                                                                 --------------
   TOTAL ELECTRICAL EQUIPMENT                                        27,987,200
                                                                 --------------
   AIRLINES 8.4%
   Southwest Airlines Co.                           238,000           3,965,080
   Ryanair Holdings PLC -- SP ADR*+                  57,002           3,607,656
   British Airways PLC -- SP ADR*+                   41,797           3,344,596
   AMR Corp.*+                                      114,200           2,642,588
   US Airways Group, Inc.*                           51,000           2,260,830
   Gol Linhas Aereas Inteligentes SA --
      SP ADR+                                        55,600           1,909,860
   UAL Corp.*                                        71,300           1,894,441
   Continental Airlines, Inc. -- Class B*+           66,500           1,882,615
   SkyWest, Inc.+                                    56,950           1,396,414


See Notes to Financial Statements.

                                  THE RYDEX SERIES FUNDS SEMI-ANNUAL REPORT | 33

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)               September 30, 2006
--------------------------------------------------------------------------------
  SECTOR ROTATION FUND
--------------------------------------------------------------------------------

                                                                         MARKET
                                                                          VALUE
                                                     SHARES             (NOTE 1)
--------------------------------------------------------------------------------

   Alaska Air Group, Inc.*                           36,200      $    1,377,048
   JetBlue Airways Corp.*+                          145,600           1,349,712
   AirTran Holdings, Inc.*                          102,100           1,012,832
                                                                 --------------
   TOTAL AIRLINES                                                    26,643,672
                                                                 --------------
TOTAL INDUSTRIALS                                                    54,630,872
                                                                 --------------
CONSUMER STAPLES 16.1%
   TOBACCO 8.6%
   Altria Group, Inc.                               181,600          13,901,480
   Reynolds American, Inc.+                          78,900           4,889,433
   UST, Inc.+                                        66,000           3,618,780
   Loews Corp. -- Carolina Group+                    41,900           2,320,841
   Universal Corp.+                                  30,400           1,110,512
   Vector Group Ltd.+                                66,885           1,084,875
                                                                 --------------
   TOTAL TOBACCO                                                     26,925,921
                                                                 --------------
   HOUSEHOLD PRODUCTS 7.5%
   Procter & Gamble Co.                             162,800          10,090,344
   Colgate-Palmolive Co.                             64,900           4,030,290
   Kimberly-Clark Corp.                              59,800           3,908,528
   Clorox Co.                                        36,100           2,274,300
   Energizer Holdings, Inc.*+                        20,500           1,475,795
   Church & Dwight Co., Inc.                         28,900           1,130,279
   Central Garden and Pet Co.*                       16,000             772,160
                                                                 --------------
   TOTAL HOUSEHOLD PRODUCTS                                          23,681,696
                                                                 --------------
TOTAL CONSUMER STAPLES                                               50,607,617
                                                                 --------------
UTILITIES 8.8%
   ELECTRIC UTILITIES 8.5%
   E.ON AG -- SP ADR+                                90,142           3,575,933
   Exelon Corp.+                                     43,900           2,657,706
   Korea Electric Power Corp. -- SP ADR             108,400           2,119,220
   Southern Co.+                                     59,900           2,064,154
   FPL Group, Inc.+                                  39,600           1,782,000
   Scottish Power, Inc. -- SP ADR                    36,548           1,774,771
   FirstEnergy Corp.                                 31,100           1,737,246
   Entergy Corp.                                     20,600           1,611,538
   American Electric Power Co., Inc.                 42,300           1,538,451
   Edison International+                             35,500           1,478,220
   Progress Energy, Inc.+                            31,500           1,429,470
   PPL Corp.                                         42,500           1,398,250
   Allegheny Energy, Inc.*                           24,500             984,165
   Black Hills Corp.                                 27,044             908,949
   Pepco Holdings, Inc.+                             35,700             862,869
   Pinnacle West Capital Corp.+                      19,100             860,455
   TXU Corp.                                            162              10,128
                                                                 --------------
   TOTAL ELECTRIC UTILITIES                                          26,793,525
                                                                 --------------
   MULTI-UTILITIES 0.3%
   Ormat Technologies, Inc.+                         30,178             987,424
                                                                 --------------
   TOTAL MULTI-UTILITIES                                                987,424
                                                                 --------------
TOTAL UTILITIES                                                      27,780,949
                                                                 --------------

                                                                         MARKET
                                                                          VALUE
                                                     SHARES             (NOTE 1)
--------------------------------------------------------------------------------

MATERIALS 8.0%
   METALS & MINING 8.0%
   BHP Billiton Ltd. -- SP ADR+                      96,154      $    3,642,313
   Rio Tinto PLC -- SP ADR+                          14,778           2,802,352
   Companhia Vale do Rio Doce -- SP ADR             103,894           2,239,955
   Falconbridge Ltd.+                                36,475           2,039,317
   POSCO -- SP ADR+                                  26,480           1,719,346
   Mittal Steel NV Co. -- Class A                    48,147           1,672,627
   Alcoa, Inc.                                       55,997           1,570,156
   Nucor Corp.+                                      30,128           1,491,035
   Anglo American PLC -- ADR                         68,536           1,446,109
   Barrick Gold Corp.+                               45,308           1,391,862
   Newmont Mining Corp.                              30,069           1,285,450
   Alcan, Inc.                                       29,601           1,180,192
   Freeport-McMoRan Copper & Gold, Inc. --
      Class B+                                       18,140             966,136
   AngloGold Ashanti Ltd. -- SP ADR                  24,054             907,798
   Phelps Dodge Corp.                                 8,731             739,516
                                                                 --------------
   TOTAL METALS & MINING                                             25,094,164
                                                                 --------------
TOTAL MATERIALS                                                      25,094,164
                                                                 --------------
INFORMATION TECHNOLOGY 7.6%
   SOFTWARE 7.6%
   Microsoft Corp.                                  196,600           5,373,078
   Oracle Corp.*                                    167,800           2,976,772
   SAP AG -- SP ADR+                                 52,200           2,583,900
   Nintendo Co., Ltd. -- SP ADR+                     70,300           1,817,255
   Symantec Corp.*+                                  68,000           1,447,040
   Adobe Systems, Inc.*                              38,200           1,430,590
   Electronic Arts, Inc.*                            23,500           1,308,480
   CA, Inc.                                          51,900           1,229,511
   Intuit, Inc.*                                     32,300           1,036,507
   Amdocs, Ltd.*                                     23,900             946,440
   Autodesk, Inc.*                                   25,500             886,890
   Citrix Systems, Inc.*                             21,800             789,378
   BMC Software, Inc.*                               28,500             775,770
   BEA Systems, Inc.*                                48,500             737,200
   Cadence Design Systems, Inc.*                     42,500             720,800
                                                                 --------------
   TOTAL SOFTWARE                                                    24,059,611
                                                                 --------------
TOTAL INFORMATION TECHNOLOGY                                         24,059,611
                                                                 --------------
TELECOMMUNICATION SERVICES 7.2%
   WIRELESS TELECOMMUNICATION SERVICES 7.2%
   China Mobile Hong Kong Ltd. -- SP ADR             98,400           3,478,440
   Vodafone Group, Inc. -- SP ADR                   141,300           3,230,118
   America Movil SA de CV -- SP ADR                  63,600           2,503,932
   Sprint Nextel Corp.                              128,400           2,202,060
   Alltel Corp.                                      25,100           1,393,050


34 | THE RYDEX SERIES FUNDS SEMI-ANNUAL REPORT

                                              See Notes to Financial Statements.

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONCLUDED)               September 30, 2006
--------------------------------------------------------------------------------
  SECTOR ROTATION FUND
--------------------------------------------------------------------------------

                                                                         MARKET
                                                                          VALUE
                                                     SHARES             (NOTE 1)
--------------------------------------------------------------------------------

   Rogers Communications, Inc. -- Class B            22,500      $    1,234,575
   American Tower Corp. -- Class A*                  32,400           1,182,600
   Mobile Telesystems -- SP ADR                      30,500           1,151,985
   SK Telecom Co., Ltd. -- SP ADR                    48,500           1,146,055
   Vimpel--Communications -- SP ADR*                 16,500             999,735
   Turkcell Iletisim Hizmet AS, Inc. --
      SP ADR                                         73,800             981,540
   NII Holdings, Inc. -- Class B*                    14,900             926,184
   Crown Castle International Corp.*                 23,000             810,520
   Philippine Long Distance Telephone Co. --
      SP ADR                                         18,000             784,080
   U.S. Cellular Corp.*                              11,642             695,028
                                                                 --------------
   TOTAL WIRELESS TELECOMMUNICATION SERVICES                         22,719,902
                                                                 --------------
TOTAL TELECOMMUNICATION SERVICES                                     22,719,902
                                                                 --------------
TOTAL COMMON STOCKS
   (Cost $303,501,144)                                              313,495,773
                                                                 --------------

                                                       FACE
                                                     AMOUNT
                                               ------------
SECURITIES LENDING COLLATERAL 22.3%
Investment in Securities Lending Short Term
   Investment Portfolio Held by
   U.S. Bancorp (Note 8)                       $ 70,251,053          70,251,053
                                                                 --------------
TOTAL SECURITIES LENDING COLLATERAL
   (Cost $70,251,053)                                                70,251,053
                                                                 --------------
TOTAL INVESTMENTS 121.8%
   (Cost $373,752,197)                                           $  383,746,826
                                                                 ==============
LIABILITIES IN EXCESS OF
   OTHER ASSETS - (21.8)%                                        $  (68,706,215)
                                                                 ==============
NET ASSETS - 100.0%                                              $  315,040,611

*     NON-INCOME PRODUCING SECURITY.

+     ALL OR A PORTION OF THIS SECURITY IS ON LOAN AT SEPTEMBER 30, 2006 - SEE
      NOTE 8.

      ADR--AMERICAN DEPOSITORY RECEIPT.

      REIT--REAL ESTATE INVESTMENT TRUST.


See Notes to Financial Statements.

                                  THE RYDEX SERIES FUNDS SEMI-ANNUAL REPORT | 35

STATEMENTS OF ASSETS AND LIABILITIES (UNAUDITED)              September 30, 2006
--------------------------------------------------------------------------------

                                                          ABSOLUTE RETURN          HEDGED       MULTI-CAP           SECTOR
                                                               STRATEGIES          EQUITY     CORE EQUITY         ROTATION
                                                                     FUND            FUND            FUND             FUND
--------------------------------------------------------------------------------------------------------------------------
ASSETS
Securities at Value* (Notes 1, 2, 5 and 8)                $   172,651,667    $ 37,348,910    $ 89,089,205    $ 383,746,826
Segregated Cash with Broker                                    12,361,078       2,664,852          22,050               --
Receivable for Short Sale                                      80,969,710      25,231,982              --               --
Receivable for Equity Index Swap Settlement (Note 1)              103,661              --              --               --
Receivable for Securities Sold (Note 1)                         1,842,008         381,455              --       25,396,866
Receivable for Fund Shares Purchased                            1,002,652          69,115         149,879        1,441,182
Investment Income Receivable (Note 1)                             359,194          96,121          80,892          597,252
Other Assets                                                       23,986              --              --               --
--------------------------------------------------------------------------------------------------------------------------
   TOTAL ASSETS                                               269,313,956      65,792,435      89,342,026      411,182,126
==========================================================================================================================

LIABILITIES
Short Sales at Market Value** (Notes 1 and 2)                  83,255,789      25,724,276              --               --
Payable for Futures Contracts Settlement (Note 1)                 311,079          67,700             893               --
Payable upon Return of Securities Loaned (Note 8)                      --              --      14,529,980       70,251,053
Payable for Securities Purchased (Note 1)                       2,012,702         379,789              --       22,722,738
Liability for Fund Shares Redeemed                                193,148         126,315          80,803        1,647,298
Investment Advisory Fees Payable (Note 3)                         172,452          35,634          30,199          247,135
Transfer Agent and Administrative Fees Payable (Note 3)                --              --          15,749           68,649
Distribution and Service Fees Payable (Note 3)                     18,491           4,007          11,199           46,522
Portfolio Accounting Fees Payable (Note 3)                             --              --           6,300           25,903
Custody Fees Payable                                                   --              --           2,759            7,320
Cash Due to Custodian Bank                                             --       2,915,224              --          983,865
Short Sales Dividends Payable                                      48,895          11,651              --               --
Other Liabilities                                                      --              --          31,006          141,032
--------------------------------------------------------------------------------------------------------------------------
   TOTAL LIABILITIES                                           86,012,556      29,264,596      14,708,888       96,141,515
==========================================================================================================================
NET ASSETS                                                $   183,301,400    $ 36,527,839    $ 74,633,138    $ 315,040,611
==========================================================================================================================

NET ASSETS CONSIST OF
Paid-In Capital                                               181,638,314      36,004,594      60,545,261      306,893,535
Undistributed Net Investment Income (Loss)                      1,814,048         486,641        (129,481)        (813,926)
Accumulated Net Realized Gain (Loss) on Investments,
   Credit Default Swaps, and Futures Contracts                   (697,828)       (140,233)      4,923,904       (1,033,627)
Net Unrealized Appreciation on Investments,
   Credit Default Swaps, and Futures Contracts                    546,866         176,837       9,293,454        9,994,629
==========================================================================================================================
NET ASSETS                                                $   183,301,400    $ 36,527,839    $ 74,633,138    $ 315,040,611
==========================================================================================================================
   A-Class                                                $    21,427,918    $  4,009,372    $  4,773,553    $  41,215,405
   C-Class                                                     30,013,676       7,327,363      29,938,698      120,322,693
   H-Class                                                    131,859,806      25,191,104      39,920,887      153,502,513

SHARES OUTSTANDING
   A-Class                                                        828,236         154,949         288,457        3,217,961
   C-Class                                                      1,169,224         285,308       1,870,345        9,689,553
   H-Class                                                      5,094,846         973,338       2,412,577       11,950,698

NET ASSET VALUES
   A-Class                                                $         25.87    $      25.88    $      16.55    $       12.81
   A-Class Maximum Offering Price***                                27.16           27.17           17.38            13.45
   C-Class                                                          25.67           25.68           16.01            12.42
   H-Class                                                          25.88           25.88           16.55            12.84

  *   THE COST OF SECURITIES AT VALUE IS $170,855,919, $36,967,347, $79,800,873
      AND $373,752,197, RESPECTIVELY.

 ** THE PROCEEDS OF SHORT SALES AT MARKET VALUE IS $80,969,710, $25,231,982, $0, AND $0, RESPECTIVELY.

***   NET ASSET VALUE ADJUSTED FOR SALES CHARGE OF 4.75% OF OFFERING PRICE.


36 | THE RYDEX SERIES FUNDS SEMI-ANNUAL REPORT

                                              See Notes to Financial Statements.

STATEMENTS OF OPERATIONS (UNAUDITED)             Period Ended September 30, 2006
--------------------------------------------------------------------------------

                                                          ABSOLUTE RETURN          HEDGED       MULTI-CAP           SECTOR
                                                               STRATEGIES          EQUITY     CORE EQUITY         ROTATION
                                                                     FUND            FUND            FUND             FUND
--------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
Interest (Note 1)                                         $     2,124,728    $    624,267    $     59,432    $      92,812
Interest from Securities Lending, net (Note 8)                         --              --           8,680           81,979
Dividends, Net of Foreign Tax Withheld* (Note 1)                  565,420         120,398         518,135        2,648,400
Other Income                                                      128,627          38,862              --               --
--------------------------------------------------------------------------------------------------------------------------
   Total Income                                                 2,818,775         783,527         586,247        2,823,191
--------------------------------------------------------------------------------------------------------------------------

EXPENSES
Investment Advisory Fees (Note 3)                                 686,683         176,799         295,724        1,707,075
Transfer Agent and Administrative Fees (Note 3)                        --              --          99,009          474,188
Distribution & Service Fees (Note 3):
   A-Class                                                         14,773           3,804           4,165           51,093
   C-Class                                                         92,624          28,106         151,499          624,655
   H-Class                                                        111,349          27,604          56,970          266,931
Portfolio Accounting Fees (Note 3)                                     --              --          39,604          173,420
Short Sales Dividend Expense (Note 1)                             234,264          88,480              --               --
Trustees' Fees**                                                    2,808             871           2,866           12,989
Custody Fees                                                        9,874           2,901          13,312           74,211
Miscellaneous                                                     (12,682)         (3,772)         52,579          252,555
--------------------------------------------------------------------------------------------------------------------------
   Total Expenses                                               1,139,693         324,793         715,728        3,637,117
--------------------------------------------------------------------------------------------------------------------------
Net Investment Income (Loss)                                    1,679,082         458,734        (129,481)        (813,926)
--------------------------------------------------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON
   INVESTMENTS (NOTE 1)
Net Realized Gain (Loss) on:
Investment Securities                                          (3,046,207)         86,268       2,865,487      (10,123,284)
Futures Contracts                                                (405,905)       (324,370)       (420,327)              --
Securities Sold Short                                           2,920,782          57,430              --               --
--------------------------------------------------------------------------------------------------------------------------
   Total Net Realized Gain (Loss)                                (531,330)       (180,672)      2,445,160      (10,123,284)
--------------------------------------------------------------------------------------------------------------------------
Net Change in Unrealized Appreciation (Depreciation) on:
Investment Securities                                           1,217,544        (155,410)     (4,003,850)     (35,806,801)
Credit Default Swaps                                              162,999              --              --               --
Futures Contracts                                                 682,949          54,002         (72,425)              --
Securities Sold Short                                          (1,913,622)       (120,377)             --               --
--------------------------------------------------------------------------------------------------------------------------
Net Change in Unrealized Appreciation (Depreciation)              149,870        (221,785)     (4,076,275)     (35,806,801)
--------------------------------------------------------------------------------------------------------------------------
Net Loss on Investments                                          (381,460)       (402,457)     (1,631,115)     (45,930,085)
--------------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS     $     1,297,622    $     56,277    $ (1,760,596)   $ (46,744,011)
--------------------------------------------------------------------------------------------------------------------------

 *    FOREIGN TAX WITHHELD OF $762, $322, $0, AND $58,230, RESPECTIVELY.

**    RELATES TO TRUSTEES NOT DEEMED "INTERESTED PERSONS" WITHIN THE MEANING OF
      SECTION 2(a)(19) OF THE 1940 ACT.


See Notes to Financial Statements.

                                  THE RYDEX SERIES FUNDS SEMI-ANNUAL REPORT | 37

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                       ABSOLUTE RETURN STRATEGIES FUND         HEDGED EQUITY FUND
-----------------------------------------------------------------------------------------------------------------------
                                                              PERIOD           PERIOD           PERIOD           PERIOD
                                                               ENDED            ENDED            ENDED            ENDED
                                                       SEPTEMBER 30,        MARCH 31,    SEPTEMBER 30,        MARCH 31,
                                                               2006+            2006*            2006+            2006*
-----------------------------------------------------------------------------------------------------------------------
FROM OPERATIONS
Net Investment Income (Loss)                           $   1,679,082    $     188,674    $     458,734    $      91,813
Net Realized Gain (Loss) on Investments                     (531,330)        (165,703)        (180,672)          41,571
Net Change in Unrealized Appreciation (Depreciation)
   on Investments                                            149,870          396,996         (221,785)         398,622
-----------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
OPERATIONS                                                 1,297,622          419,967           56,277          532,006
-----------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM: (NOTE 1)
Net Investment Income
   A-Class                                                        --           (4,056)              --           (2,041)
   C-Class                                                        --           (5,161)              --           (2,346)
   H-Class                                                        --          (26,307)              --          (16,727)
Realized Gain on Investment
   A-Class                                                        --               --               --               --
   C-Class                                                        --               --               --               --
   H-Class                                                        --               --               --               --
-----------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS                               --          (35,524)              --          (21,114)
=======================================================================================================================

SHARE TRANSACTIONS
PROCEEDS FROM SHARES PURCHASED
   A-Class                                                17,192,528        5,923,913        2,645,418        1,744,267
   C-Class                                                26,710,368        7,650,488        5,893,038        4,220,376
   H-Class                                               137,313,519       39,257,415       16,339,163       21,043,451

REDEMPTION FEES COLLECTED
   A-Class                                                     5,970              496            1,264              340
   C-Class                                                     9,983            1,982            2,351            4,855
   H-Class                                                    48,258           38,128            9,372           10,849

VALUE OF SHARES PURCHASED THROUGH DIVIDEND
   REINVESTMENT
   A-Class                                                        --            3,202               --            1,865
   C-Class                                                        --            4,845               --            2,054
   H-Class                                                        --           21,204               --           13,916

COST OF SHARES REDEEMED
   A-Class                                                (1,709,291)        (196,629)        (327,246)        (121,004)
   C-Class                                                (4,245,433)        (354,008)      (1,497,428)      (1,354,798)
   H-Class                                               (37,261,609)      (8,795,994)      (8,544,108)      (4,127,325)
=======================================================================================================================
NET INCREASE (DECREASE) IN NET ASSETS FROM SHARE
TRANSACTIONS                                             138,064,293       43,555,042       14,521,824       21,438,846
-----------------------------------------------------------------------------------------------------------------------
Net Increase (Decrease) in Net Assets                    139,361,915       43,939,485       14,578,101       21,949,738
NET ASSETS -- BEGINNING OF PERIOD                         43,939,485               --       21,949,738               --
=======================================================================================================================
NET ASSETS -- END OF PERIOD                            $ 183,301,400    $  43,939,485    $  36,527,839    $  21,949,738
=======================================================================================================================
UNDISTRIBUTED NET INVESTMENT INCOME (LOSS)             $   1,814,048    $     134,966    $     486,641    $      27,907
=======================================================================================================================

*     SINCE THE COMMENCEMENT OF OPERATIONS: SEPTEMBER 19, 2005.

+     UNAUDITED.


38 | THE RYDEX SERIES FUNDS SEMI-ANNUAL REPORT

                                              See Notes to Financial Statements.

--------------------------------------------------------------------------------

                                                         MULTI-CAP CORE EQUITY FUND           SECTOR ROTATION FUND
-----------------------------------------------------------------------------------------------------------------------
                                                              PERIOD             YEAR           PERIOD             YEAR
                                                               ENDED            ENDED            ENDED            ENDED
                                                       SEPTEMBER 30,        MARCH 31,    SEPTEMBER 30,        MARCH 31,
                                                               2006+             2006            2006+             2006
-----------------------------------------------------------------------------------------------------------------------
FROM OPERATIONS
Net Investment Income (Loss)                           $    (129,481)   $    (341,616)   $    (813,926)   $    (985,900)
Net Realized Gain (Loss) on Investments                    2,445,160        6,796,622      (10,123,284)      21,885,548
Net Change in Unrealized Appreciation (Depreciation)
   on Investments                                         (4,076,275)       6,242,318      (35,806,801)      30,553,890
-----------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
OPERATIONS                                                (1,760,596)      12,697,324      (46,744,011)      51,453,538
-----------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM: (NOTE 1)
Net Investment Income
   A-Class                                                        --               --               --               --
   C-Class                                                        --               --               --               --
   H-Class                                                        --               --               --               --
Realized Gain on Investment
   A-Class                                                        --         (129,165)              --               --
   C-Class                                                        --       (1,805,667)              --               --
   H-Class                                                        --       (2,675,295)              --               --
-----------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS                               --       (4,610,127)              --               --
=======================================================================================================================

SHARE TRANSACTIONS
PROCEEDS FROM SHARES PURCHASED
   A-Class                                                 2,621,986        2,331,697       31,815,897       37,159,887
   C-Class                                                 9,102,249       12,246,181       61,417,131       79,369,448
   H-Class                                                27,637,639       81,410,235      186,339,295      294,322,484

REDEMPTION FEES COLLECTED
   A-Class                                                        --               --               --               --
   C-Class                                                        --               --               --               --
   H-Class                                                        --               --               --               --

VALUE OF SHARES PURCHASED THROUGH DIVIDEND
   REINVESTMENT
   A-Class                                                        --           93,039               --               --
   C-Class                                                        --        1,724,465               --               --
   H-Class                                                        --        2,369,773               --               --

COST OF SHARES REDEEMED
   A-Class                                                  (926,474)        (469,894)     (16,539,633)     (12,405,032)
   C-Class                                                (9,691,171)     (20,920,892)     (45,397,995)     (33,199,991)
   H-Class                                               (39,732,876)     (86,327,879)    (250,555,074)    (136,313,098)
=======================================================================================================================
NET INCREASE (DECREASE) IN NET ASSETS FROM SHARE
TRANSACTIONS                                             (10,988,647)      (7,543,275)     (32,920,379)     228,933,698
-----------------------------------------------------------------------------------------------------------------------
Net Increase (Decrease) in Net Assets                    (12,749,243)         543,922      (79,664,390)     280,387,236
NET ASSETS -- BEGINNING OF PERIOD                         87,382,381       86,838,459      394,705,001      114,317,765
=======================================================================================================================
NET ASSETS -- END OF PERIOD                            $  74,633,138    $  87,382,381    $ 315,040,611    $ 394,705,001
=======================================================================================================================
UNDISTRIBUTED NET INVESTMENT INCOME (LOSS)             $    (129,481)   $          --    $    (813,926)   $          --
=======================================================================================================================


See Notes to Financial Statements.

                                  THE RYDEX SERIES FUNDS SEMI-ANNUAL REPORT | 39

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

This table is presented to show selected data for a share outstanding throughout each period, and to assist shareholders in evaluating a Fund's performance for the periods presented.

                                                         NET REALIZED    NET INCREASE
                                 NET ASSET                   AND          (DECREASE)     DISTRIBUTIONS  DISTRIBUTIONS
                                  VALUE,        NET       UNREALIZED     IN NET ASSET      FROM NET       FROM NET
                                 BEGINNING  INVESTMENT  GAINS (LOSSES)  VALUE RESULTING   INVESTMENT      REALIZED         TOTAL
                                 OF PERIOD    INCOME+    ON SECURITIES  FROM OPERATIONS     INCOME      CAPITAL GAINS  DISTRIBUTIONS
------------------------------------------------------------------------------------------------------------------------------------
ABSOLUTE RETURN STRATEGIES FUND A-CLASS
   SEPTEMBER 30, 2006#          $ 25.52        $ .36       $ (.01)          $  .35          $   --         $  --         $   --
   March 31, 2006*                25.00          .29          .30              .59            (.07)           --           (.07)

ABSOLUTE RETURN STRATEGIES FUND C-CLASS
   SEPTEMBER 30, 2006#            25.42          .27         (.02)             .25              --            --             --
   March 31, 2006*                25.00          .19          .30              .49            (.07)           --           (.07)

ABSOLUTE RETURN STRATEGIES FUND H-CLASS
   SEPTEMBER 30, 2006#            25.53          .37         (.02)             .35              --            --             --
   March 31, 2006*                25.00          .29          .31              .60            (.07)           --           (.07)

HEDGED EQUITY FUND A-CLASS
   SEPTEMBER 30, 2006#            25.86          .40         (.38)             .02              --            --             --
   March 31, 2006*                25.00          .26          .69              .95            (.09)           --           (.09)

HEDGED EQUITY FUND C-CLASS
   SEPTEMBER 30, 2006#            25.76          .30         (.38)            (.08)             --            --             --
   March 31, 2006*                25.00          .16          .69              .85            (.09)           --           (.09)

HEDGED EQUITY FUND H-CLASS
   SEPTEMBER 30, 2006#            25.86          .40         (.38)             .02              --            --             --
   March 31, 2006*                25.00          .26          .69              .95            (.09)           --           (.09)

                                                                                RATIOS TO
                                                                           AVERAGE NET ASSETS:
                          NET INCREASE  NET ASSET              ------------------------------------------              NET ASSETS,
                           (DECREASE)    VALUE,      TOTAL                                        NET      PORTFOLIO     END OF
                          IN NET ASSET   END OF    INVESTMENT   GROSS      NET     OPERATING   INVESTMENT  TURNOVER   PERIOD (000'S
                             VALUE       PERIOD      RETURN    EXPENSES  EXPENSES  EXPENSES++    INCOME     RATE***     OMITTED)
------------------------------------------------------------------------------------------------------------------------------------
ABSOLUTE RETURN STRATEGIES FUND A-CLASS
   SEPTEMBER 30, 2006#      $ .35        $ 25.87      1.37%     1.82%**   1.82%**   1.43%**      2.86%**     110%       $ 21,428
   March 31, 2006*            .52          25.52      2.36%     1.87%**   1.87%**   1.45%**      2.20%**     127%          5,791

ABSOLUTE RETURN STRATEGIES FUND C-CLASS
   SEPTEMBER 30, 2006#        .25          25.67      0.98%     2.57%**   2.57%**   2.18%**      2.11%**     110%         30,014
   March 31, 2006*            .42          25.42      1.96%     2.65%**   2.65%**   2.23%**      1.42%**     127%          7,352

ABSOLUTE RETURN STRATEGIES FUND H-CLASS
   SEPTEMBER 30, 2006#        .35          25.88      1.37%     1.80%**   1.80%**   1.41%**      2.97%**     110%        131,860
   March 31, 2006*            .53          25.53      2.40%     1.83%**   1.83%**   1.41%**      2.18%**     127%         30,796

HEDGED EQUITY FUND A-CLASS
   SEPTEMBER 30, 2006#        .02          25.88      0.08%     1.97%**   1.97%**   1.40%**      3.15%**     102%          4,009
   March 31, 2006*            .86          25.86      3.81%     2.10%**   2.10%**   1.44%**      1.91%**     159%          1,672

HEDGED EQUITY FUND C-CLASS
   SEPTEMBER 30, 2006#       (.08)         25.68     (0.31)%    2.73%**   2.73%**   2.16%**      2.38%**     102%          7,327
   March 31, 2006*            .76          25.76      3.41%     2.86%**   2.86%**   2.20%**      1.16%**     159%          2,957

HEDGED EQUITY FUND H-CLASS
   SEPTEMBER 30, 2006#        .02          25.88      0.08%     1.97%**   1.97%**   1.40%**      3.11%**     102%         25,191
   March 31, 2006*            .86          25.86      3.81%     2.07%**   2.07%**   1.41%**      1.96%**     159%         17,321

  *   SINCE THE COMMENCEMENT OF OPERATIONS: SEPTEMBER 19, 2005.

 **   ANNUALIZED

*** PORTFOLIO TURNOVER RATE IS CALCULATED WITHOUT REGARD TO SHORT-TERM SECURITIES HAVING A MATURITY OF LESS THAN ONE YEAR.

  +   CALCULATED USING THE AVERAGE DAILY SHARES OUTSTANDING FOR THE PERIOD.

 ++   OPERATING EXPENSES EXCLUDES SHORT DIVIDEND EXPENSE.

  #   UNAUDITED


40 | THE RYDEX SERIES FUNDS SEMI-ANNUAL REPORT

FINANCIAL HIGHLIGHTS (CONCLUDED)
--------------------------------------------------------------------------------

This table is presented to show selected data for a share outstanding throughout each period, and to assist shareholders in evaluating a Fund's performance for the periods presented.

                                                                NET REALIZED     NET INCREASE
                                      NET ASSET       NET           AND           (DECREASE)      DISTRIBUTIONS   DISTRIBUTIONS
                                        VALUE,    INVESTMENT     UNREALIZED      IN NET ASSET       FROM NET        FROM NET
                                      BEGINNING     INCOME     GAINS (LOSSES)   VALUE RESULTING    INVESTMENT       REALIZED
                                      OF PERIOD     (LOSS)+    ON SECURITIES    FROM OPERATIONS      INCOME       CAPITAL GAINS
-------------------------------------------------------------------------------------------------------------------------------
MULTI-CAP CORE EQUITY FUND A-CLASS
   SEPTEMBER 30, 2006#                 $ 16.72      $   --       $  (.17)          $  (.17)          $   --         $    --
   March 31, 2006                        15.01        (.01)         2.59              2.58               --            (.87)
   March 31, 2005                        14.44         .02          1.16              1.18               --            (.61)
   March 31, 2004*                       14.44          --            --                --               --              --

MULTI-CAP CORE EQUITY FUND C-CLASS
   SEPTEMBER 30, 2006#                   16.24        (.06)         (.17)             (.23)              --              --
   March 31, 2006                        14.71        (.13)         2.53              2.40               --            (.87)
   March 31, 2005                        14.27        (.10)         1.15              1.05               --            (.61)
   March 31, 2004                        10.11        (.11)         4.38              4.27               --            (.11)
   March 31, 2003*                       10.00        (.03)          .14               .11               --              --

MULTI-CAP CORE EQUITY FUND H-CLASS
   SEPTEMBER 30, 2006#                   16.72          --          (.17)             (.17)              --              --
   March 31, 2006                        15.01        (.02)         2.60              2.58               --            (.87)
   March 31, 2005                        14.44          --          1.18              1.18               --            (.61)
   March 31, 2004                        10.15        (.01)         4.41              4.40               --            (.11)
   March 31, 2003*                       10.00         .01           .14               .15               --              --

SECTOR ROTATION FUND A-CLASS
   SEPTEMBER 30, 2006#                   14.15        (.01)        (1.33)            (1.34)              --              --
   March 31, 2006                        11.10        (.04)         3.09              3.05               --              --
   March 31, 2005                        10.45        (.02)          .67               .65               --              --
   March 31, 2004*                       10.45          --            --                --               --              --

SECTOR ROTATION FUND C-CLASS
   SEPTEMBER 30, 2006#                   13.76        (.06)        (1.28)            (1.34)              --              --
   March 31, 2006                        10.87        (.12)         3.01              2.89               --              --
   March 31, 2005                        10.30        (.10)          .67               .57               --              --
   March 31, 2004                         7.53        (.16)         2.93              2.77               --              --
   March 31, 2003                         9.99        (.07)        (2.39)            (2.46)              --              --
   March 31, 2002*                       10.00          --          (.01)             (.01)              --              --

SECTOR ROTATION FUND H-CLASS
   SEPTEMBER 30, 2006#                   14.18        (.02)        (1.32)            (1.34)              --              --
   March 31, 2006                        11.12        (.03)         3.09              3.06               --              --
   March 31, 2005                        10.45        (.03)          .70               .67               --              --
   March 31, 2004                         7.58        (.09)         2.96              2.87               --              --
   March 31, 2003                         9.99        (.01)        (2.40)            (2.41)              --              --
   March 31, 2002*                       10.00          --          (.01)             (.01)              --              --

                                                                                            RATIOS TO
                                                                                       AVERAGE NET ASSETS:
                                                                                       -------------------
                                                 NET INCREASE  NET ASSET                            NET                 NET ASSETS,
                                                  (DECREASE)    VALUE,       TOTAL              INVESTMENT  PORTFOLIO     END OF
                                      TOTAL         IN NET      END OF    INVESTMENT    TOTAL     INCOME    TURNOVER   PERIOD (000'S
                                  DISTRIBUTIONS  ASSET VALUE    PERIOD      RETURN    EXPENSES    (LOSS)     RATE***     OMITTED)
------------------------------------------------------------------------------------------------------------------------------------
MULTI-CAP CORE EQUITY FUND A-CLASS
   SEPTEMBER 30, 2006#                $  --        $ (.17)      $ 16.55     (1.02)%   1.49%**    (0.01)%**     44%      $  4,774
   March 31, 2006                      (.87)         1.71         16.72     17.55%    1.66%      (0.08)%      168%         3,079
   March 31, 2005                      (.61)          .57         15.01      8.16%    1.57%       0.16%       159%           906
   March 31, 2004*                       --            --         14.44      0.00%    0.00%**@    0.00%**     226%             1

MULTI-CAP CORE EQUITY FUND C-CLASS
   SEPTEMBER 30, 2006#                   --          (.23)        16.01     (1.42)%   2.25%**    (0.78)%**     44%        29,939
   March 31, 2006                      (.87)         1.53         16.24     16.68%    2.40%      (0.87)%      168%        30,981
   March 31, 2005                      (.61)          .44         14.71      7.34%    2.31%      (0.71)%      159%        34,793
   March 31, 2004                      (.11)         4.16         14.27     42.29%    2.24%      (0.87)%      226%        23,811
   March 31, 2003*                       --           .11         10.11      1.10%    2.41%**    (0.48)%**    123%         5,771

MULTI-CAP CORE EQUITY FUND H-CLASS
   SEPTEMBER 30, 2006#                   --          (.17)        16.55     (1.02)%   1.51%**    (0.05)%**     44%        39,921
   March 31, 2006                      (.87)         1.71         16.72     17.55%    1.64%      (0.11)%      168%        53,323
   March 31, 2005                      (.61)          .57         15.01      8.16%    1.56%       0.03%       159%        51,139
   March 31, 2004                      (.11)         4.29         14.44     43.41%    1.49%      (0.11)%      226%        42,568
   March 31, 2003*                       --           .15         10.15      1.50%    1.67%**     0.22%**     123%        18,516

SECTOR ROTATION FUND A-CLASS
   SEPTEMBER 30, 2006#                   --         (1.34)        12.81     (9.47)%   1.67%**    (0.10)%**    196%        41,215
   March 31, 2006                        --          3.05         14.15     27.48%    1.67%      (0.33)%      263%        30,593
   March 31, 2005                        --           .65         11.10      6.22%    1.63%      (0.19)%      262%         2,989
   March 31, 2004*                       --            --         10.45      0.00%    0.00%**@    0.00%**     253%             5

SECTOR ROTATION FUND C-CLASS
   SEPTEMBER 30, 2006#                   --         (1.34)        12.42     (9.74)%   2.41%**    (0.88)%**    196%       120,323
   March 31, 2006                        --          2.89         13.76     26.59%    2.41%      (0.95)%      263%       118,083
   March 31, 2005                        --           .57         10.87      5.53%    2.38%      (1.03)%      262%        54,604
   March 31, 2004                        --          2.77         10.30     36.79%    2.41%      (1.66)%      253%        59,192
   March 31, 2003                        --         (2.46)         7.53    (24.62)%   2.44%      (0.83)%      451%        17,538
   March 31, 2002*                       --          (.01)         9.99     (0.10)%   2.44%**    (1.86)%**     --          5,150

SECTOR ROTATION FUND H-CLASS
   SEPTEMBER 30, 2006#                   --         (1.34)        12.84     (9.45)%   1.66%**    (0.22)%**    196%       153,503
   March 31, 2006                        --          3.06         14.18     27.52%    1.66%      (0.25)%      263%       246,029
   March 31, 2005                        --           .67         11.12      6.41%    1.64%      (0.31)%      262%        56,725
   March 31, 2004                        --          2.87         10.45     37.86%    1.66%      (0.88)%      253%        86,677
   March 31, 2003                        --         (2.41)         7.58    (24.12)%   1.68%      (0.08)%      451%        34,845
   March 31, 2002*                       --          (.01)         9.99     (0.10)%   1.69%**    (1.13)%**     --         18,055

  * SINCE THE COMMENCEMENT OF OPERATIONS: MARCH 22, 2002--SECTOR ROTATION FUND C-CLASS AND H-CLASS; SEPTEMBER 23, 2002--MULTI-CAP CORE EQUITY FUND C-CLASS AND H-CLASS; MARCH 31, 2004--MULTI-CAP CORE EQUITY FUND A-CLASS AND SECTOR ROTATION FUND A-CLASS.

 **   ANNUALIZED

*** PORTFOLIO TURNOVER RATE IS CALCULATED WITHOUT REGARD TO SHORT-TERM SECURITIES HAVING A MATURITY OF LESS THAN ONE YEAR.

  +   CALCULATED USING THE AVERAGE DAILY SHARES OUTSTANDING FOR THE PERIOD.

  @ EXPENSE RATIOS FOR THE PERIOD ENDED MARCH 31, 2004 ARE CALCULATED FOR ONE DAY ONLY AND ARE NOT INDICATIVE OF FUTURE CLASS PERFORMANCE.

  #   UNAUDITED


                                  THE RYDEX SERIES FUNDS SEMI-ANNUAL REPORT | 41

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

1. SIGNIFICANT ACCOUNTING POLICIES

The Rydex Series Funds (the "Trust") is registered with the SEC under the Investment Company Act of 1940 (the "1940 Act") as a non-diversified, open-ended investment company, and is authorized to issue an unlimited number of no par value shares. The Trust offers five separate classes of shares, Investor Class Shares, Advisor Class Shares, A-Class Shares, C-Class Shares, and H-Class Shares. C-Class Shares have a 1% Contingent Deferred Sales Charge ("CDSC") if Shares are redeemed within 12 months of purchase. Sales of shares of each Class are made without a sales charge at the net asset value per share, with the exception of A-Class Shares. A-Class Shares are sold at net asset value, plus the applicable front-end sales charge. The sales charge varies depending on the amount of your purchase, but will not exceed 4.75%. A-Class Share purchases of $1 million or more have a 1% CDSC if Shares are redeemed within 18 months of purchase. The current sales charge rates are as follows:

                                            SALES CHARGE       SALES CHARGE
                                               AS % OF          AS % OF NET
AMOUNT OF INVESTMENT                       OFFERING PRICE     AMOUNT INVESTED
-----------------------------------------------------------------------------
Less than $100,000                             4.75%               4.99%
$100,000 but less than
  $250,000                                     3.75%               3.90%
$250,000 but less than
  $500,000                                     2.75%               2.83%
$500,000 but less than
  $1,000,000                                   1.60%               1.63%
$1,000,000 or greater                          0.00%               0.00%

At September 30, 2006, the Trust consisted of fifty-three separate series: twenty-six Benchmark Funds, one Money Market Fund, nineteen Sector Funds, four Alternative Strategy Funds and three Essential Portfolio Funds. This report covers the Alternative Strategy Funds (the "Funds"), while the Money Market Fund, the Benchmark Funds, the Sector Funds and the Essential Portfolio Funds are contained in separate reports. As of September 30, 2006, only A-Class, C-Class and H-Class Shares had been issued in the Alternative Strategy Funds. All share classes of the Absolute Return Strategies Fund and the Hedged Equity Fund are subject to a 1% redemption fee when shares are redeemed after being held for less than 30 days. At a meeting on September 25, 2006, the Board of Trustees approved redemption fees of 1% on redemptions of shares held for less than 30 days for all share classes of the Multi-Cap Core Equity Fund and the Sector Rotation Fund. These fees will be effective on January 1, 2007. For the period October 1, 2006 through December 31, 2006, shareholders will be restricted to one substantive redemption out of the Fund followed by a purchase of the Fund during the period.

The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America and are consistently followed by the Trust.

A. Equity securities listed on an exchange (New York Stock Exchange ("NYSE") or American Stock Exchange) are valued at the last quoted sales price as of close of business on the NYSE, usually 4:00 p.m., Eastern Time, on the valuation date. Equity securities listed on the NASDAQ market system are valued at the NASDAQ Official Closing Price, usually as of 4:00 p.m., Eastern Time, on the valuation date. Listed options held by the Trust are valued at the Official Settlement Price listed by the exchange, usually as of 4:00 p.m., Eastern Time. In the event that a settlement price is not available, fair valuation is enacted. Over-the-counter options held by the Trust are valued using the average bid price obtained from one or more security dealers. The value of futures contracts purchased and sold by the Trust are accounted for using the unrealized gain or loss on the contracts that is determined by marking the contracts to their current realized settlement prices. Financial futures contracts are valued at the last quoted sales price, usually as of 4:00 p.m., Eastern Time, on the valuation date. In the event that the exchange for a specific futures contract closes earlier than 4:00 p.m., Eastern Time, the futures contract is valued at the Official Settlement Price of the exchange. However, the underlying securities from which the futures contract value is derived are monitored until 4:00 p.m., Eastern Time, to determine if fair valuation would provide a more accurate valuation. Short-term securities, if any, are valued at amortized cost, which approximates market value.

The value of domestic equity index and credit default swap agreements entered into by the Funds is accounted for using the unrealized gain or loss on the agreements that is determined by marking the agreements to the last quoted value of the index that the swap pertains to at the close of the NYSE, usally 4:00 p.m., Eastern Time. The swap's market value is then adjusted to include dividends accrued, financing charges and/or interest associated with the swap agreements.

Investments for which market quotations are not readily available, are valued at fair value as determined in good faith by Rydex Investments (the "Advisor") under direction of the Board of Trustees using methods established or ratified by the Board of Trustees. These methods include, but are not limited to: (i) general information as to how these securities and assets trade; (ii) in connection with futures contracts and options thereupon, and other derivative investments, information as to how (a) these contracts and other derivative investments trade in the futures or other derivative markets, respectively, and


42 | THE RYDEX SERIES FUNDS SEMI-ANNUAL REPORT

--------------------------------------------------------------------------------

(b) the securities underlying these contracts and other derivative investments trade in the cash market; and (iii) other information and considerations, including current values in related-markets.

B. Securities transactions are recorded on the trade date for financial reporting purposes. Realized gains and losses from securities transactions are recorded using the identified cost basis. Proceeds from lawsuits related to investment holdings are recorded as realized gains in the respective Fund. Dividend income is recorded on the ex-dividend date, net of applicable taxes withheld by foreign countries. Interest income, including amortization of premiums and accretion of discount, is accrued on a daily basis.

C. Interest and dividend income, most expenses, all realized gains and losses, and all unrealized gains and losses are allocated to the Classes based upon the value of the outstanding shares in each Class. Certain costs, such as distribution fees relating to A-Class Shares and H-Class Shares and service and distribution fees related to C-Class Shares, are charged directly to specific Classes. In addition, certain expenses have been allocated to the individual Funds in the Trust on a pro rata basis upon the respective aggregate net asset value of each Fund included in the Trust.

D. Distributions of net investment income and net realized capital gains are recorded on the ex-dividend date and are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing treatments for items such as deferral of wash sales and post-October losses and regulated futures contracts and options. Net investment income and loss, net realized gains and losses, and net assets are not affected by these differences.

E. When a Fund engages in short sales, an amount equal to the proceeds is reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the market value of the short sale. A segregated account of cash and/or securities is maintained as collateral for short sales. The Funds are exposed to market risk based on the amount, if any, that the market value of the security exceeds the market value of the securities in the segregated account. Fees, if any, paid to brokers to borrow securities in connection with short sales are considered part of the cost of short sale transactions. In addition, the Funds must pay out the dividend rate of the equity or coupon rate of the treasury obligation to the purchaser and record this as an expense. Short Dividends or Interest Expense is a cost associated with the investment objective of short sales transactions, rather than an operational cost associated with the day-to-day management of any mutual fund.

F. Upon the purchase of an option by a Fund, the premium paid is recorded as an investment, the value of which is marked-to-market daily. When a purchased option expires, the Fund will realize a loss in the amount of the cost of the option. When the Fund enters into a closing sale transaction, the Fund will realize a gain or loss depending on whether the proceeds from the closing sale transaction are greater or less than the cost of the option. When a Fund exercises a put option, it will realize a gain or loss from the sale of the underlying security and the proceeds from such sale will be decreased by the premium originally paid. When a Fund exercises a call option, the cost of the security that the Fund purchases upon exercise will be increased by the premium originally paid. When a Fund writes (sells) an option, an amount equal to the premium received is entered in the Trust's accounting records as an asset and equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current value of the option written. When a written option expires, or if the Fund enters into a closing purchase transaction, the Fund realizes a gain (or loss if the cost of a closing purchase transaction exceeds the premium received when the option was sold).

G. The Trust may purchase or sell stock and bond index futures contracts and options on such futures contracts. Futures contracts are contracts for delayed delivery of securities at a specified future delivery date and at a specific price. Upon entering into a contract, a Fund deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Fund as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

H. The Trust may enter into swap agreements, which are over-the-counter contracts in which one party agrees to make periodic payments based on the change in market value of a specified equity security, basket of equity securities, or equity index in return for periodic payments based on a fixed or variable interest rate or the change in market value of a different equity security, basket of equity securities, or equity index. Swap agreements are used to obtain exposure to an equity or market without owning or taking physical custody of securities.


                                  THE RYDEX SERIES FUNDS SEMI-ANNUAL REPORT | 43

--------------------------------------------------------------------------------

I. The Funds seek long-term capital appreciation and respond to the dynamically changing economy by moving their investments among different sectors or industries. The Funds may also purchase American Depository Receipts, U.S. Government securities, enter into repurchase agreements, and engage in futures, options and swap transactions.

J. The Funds may leave cash overnight in their cash account with the custodian, U.S. Bancorp. Periodically, a Fund may have cash due to custodian bank as an overdraft balance. A fee is incurred on this overdraft, calculated by multiplying the overdraft by a rate based on the federal funds rate. Segregated cash with the broker is held as collateral for investments in derivative instruments such as futures contracts and equity index swap agreements.

K. Certain U.S. Government and Agency Obligations are traded on a discount basis; the interest rates shown on the Schedules of Investments reflect the discount rates paid at the time of purchase by the Funds. Other securities bear interest at the rates shown, payable at fixed dates through maturity.

L. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates.

2. FINANCIAL INSTRUMENTS

As part of its investment strategy, the Trust may utilize a variety of derivative instruments, including options, futures, options on futures, and swap agreements. These investments involve, to varying degrees, elements of market risk and risks in excess of the amounts recognized in the Statements of Assets and Liabilities.

In the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties, which provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds and/or its affiliates that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

The risk associated with purchasing options is limited to the premium originally paid. Options written by a Fund involve, to varying degrees, risk of loss in excess of the option value reflected in the Statements of Assets and Liabilities. The risk in writing a covered call option is that a Fund may forego the opportunity for profit if the market price of the underlying security increases and the option is exercised. The risk in writing a covered put option is that a Fund may incur a loss if the market price of the underlying security decreases and the option is exercised. In addition, there is the risk that a Fund may not be able to enter into a closing transaction because of an illiquid secondary market or, for over-the-counter options, because of the counterparty's inability to perform. The Trust has established strict counterparty credit guidelines and enters into transactions only with financial institutions of investment grade or better.

There are several risks in connection with the use of futures contracts. Futures contracts involve, to varying degrees, risk of loss in excess of amounts reflected in the financial statements. Risks may be caused by an imperfect correlation between movements in the price of the instruments and the price of the underlying securities. In addition, there is the risk that a Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

The use of swaps involves risks that are different from those associated with ordinary portfolio securities transactions. Swap agreements may be considered to be illiquid. Although the Trust will not enter into any swap agreement unless the Advisor believes that the other party to the transaction is creditworthy, the Funds bear the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of the agreement counterparty. The Trust has established strict counterparty credit guidelines and enters into transactions only with financial institutions of investment grade or better.

Short sales are transactions in which a Fund sells a security it does not own. If the security the Fund sold short goes down in price between the time the Fund sells the security and closes its short position, the Fund will realize a gain on the transaction. Conversely, if the security goes up in price during the period, the Fund will realize a loss on the transaction. The risk of such price increases is the principal risk of engaging in short sales.

In conjunction with the use of options, futures, options on futures, swap agreements, as well as short sales of securities, the Funds are required to maintain collateral in various forms. The Funds use, where appropriate, depending on the financial instrument utilized and the broker involved, margin deposits at the broker, cash and/or securities segregated at the custodian bank, discount notes, or the repurchase agreements allocated to each Fund.

The risks inherent in the use of options, futures contracts, options on futures contracts, swap agreements, as well as short sales of securities include i) adverse


44 | THE RYDEX SERIES FUNDS SEMI-ANNUAL REPORT

--------------------------------------------------------------------------------

changes in the value of such instruments; ii) imperfect correlation between the price of the instruments and movements in the price of the underlying securities, indices, or futures contracts; iii) the possible absence of a liquid secondary market for any particular instrument at any time; and iv) the potential of counterparty default.

3. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

Under the terms of an investment advisory contract, the Trust pays the Advisor, an affiliated entity, investment advisory fees calculated at an annualized rate of 0.90% of the average daily net assets of the Sector Rotation Fund and 1.15% of the average daily net assets of the Absolute Return Strategies Fund and the Hedged Equity Fund. As part of its agreement with the Trust, the Advisor will pay all expenses of the Absolute Return Strategies Fund and Hedged Equity Fund, including the cost of transfer agency, custody, fund administration, legal, audit and other services, except interest expense, taxes (expected to be de minimis), brokerage commissions and other expenses connected with execution of portfolio transactions, short dividend expenses, and extraordinary expenses.

Also under the terms of the investment advisory contract, the Trustees voted to implement a performance adjustment for the Multi-Cap Core Equity Fund. The Trust pays the Advisor investment advisory fees calculated at a basic annual fee rate of 0.70% of the average daily net assets of this Fund, adding or subtracting a performance rate up to 0.20%. The basic annual fee rate, along with the performance adjustment allows the total fee to increase to a maximum of 0.90% or decrease to a minimum of 0.50%, depending on the investment performance of the Fund relative to the Russell 3000 Index (the "Index"). The performance comparison will be made for a rolling 12-month period, with performance adjustments made at the end of each month. Because the performance adjustment is applied relative to the performance of the Index, the Advisor could receive a positive performance adjustment even during periods where the Fund's performance is negative. At September 30, 2006, the effective management fee was 0.50% of the Fund's average daily net assets. Certain officers and trustees of the Trust are also officers of the Advisor.

Rydex Investments, an affiliated entity, provides transfer agent and administrative services to the Multi-Cap Core Equity Fund and Sector Rotation Fund for fees calculated at an annualized rate of 0.25% of the average daily net assets of these Funds. The Servicer also provides transfer agent and administrative services to the Absolute Return Strategies Fund and the Hedged Equity Fund, however the related fees are paid by the Advisor as noted above.

Rydex Investments provides accounting services to the Multi-Cap Core Equity Fund and Sector Rotation Fund calculated at an annualized rate of 0.10% on the first $250 million of the average daily net assets, 0.075% on the next $250 million of the average daily net assets, 0.05% on the next $250 million of the average daily net assets, and 0.03% on the average daily net assets over $750 million of these Funds. Rydex Investments also provides accounting services to the Absolute Return Strategies Fund and the Hedged Equity Fund, however the related fees are paid by the Advisor, as noted above. Certain officers and trustees of the Trust are also officers of Rydex Investments.

Rydex Investments also provides other necessary services to the Trust, such as accounting and auditing services, legal services, printing and mailing, etc., on a passthrough basis. Such expenses vary from Fund to Fund and are allocated to the Funds based on relative net assets. Any of these expenses allocated to the Absolute Return Strategies Fund and the Hedged Equity Fund are paid by the Advisor, as noted above. Organizational and setup costs for new funds are paid by the Trust.

The Trust has adopted a Distribution Plan applicable to its A-Class Shares and H-Class Shares for which Rydex Distributors, Inc. (the "Distributor"), an affiliated entity, and other firms that provide distribution and/or shareholder services ("Service Providers") may receive compensation. If a Service Provider provides distribution services, the Trust will pay distribution fees to the Distributor at an annual rate not to exceed 0.25% of average daily net assets, pursuant to Rule 12b-1 of the 1940 Act. The Distributor, in turn, will pay the Service Provider out of its fees.

The Trust has adopted a separate Distribution and Shareholder Services Plan applicable to its C-Class Shares that allows the Funds to pay annual distribution and service fees of 1.00% of the Funds' C-Class Shares average daily net assets. The annual 0.25% service fee compensates the shareholder's financial advisor for providing ongoing services to the shareholder. The annual 0.75% distribution fee reimburses the Distributor for paying the shareholder's financial advisor an on-going sales commission. The Distributor advances the first year's service and distribution fees to the Financial Advisor. The Distributor retains the service and distribution fees on accounts with no authorized dealer of record. Certain officers and trustees of the Trust are also officers of the Distributor.

4. FEDERAL INCOME TAX INFORMATION

The Funds intend to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and will distribute all net investment income and capital gains to shareholders. Therefore, no Federal income tax provision is required.


                                  THE RYDEX SERIES FUNDS SEMI-ANNUAL REPORT | 45

--------------------------------------------------------------------------------

Income and capital gain distributions are determined in accordance with Federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing treatments for derivatives, foreign currency transactions, losses deferred due to wash sales, losses deferred due to post-October losses, and excise tax regulations.

Permanent book and tax basis differences, if any, relating to shareholder distributions will result in reclassifications to paid-in capital. This includes net operating losses not utilized during the current period, capital loss carryforward expired, and the utilization of earnings and profits distributed to the shareholders on redemption of shares as part of the dividends paid deduction for income tax purposes. These reclassifications have no effect on net assets or net asset values per share. Any taxable gain remaining at fiscal year end is distributed in the following year.

On July 13, 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. At this time, management is evaluating the implications of FIN 48 and its impact in the financial statements has not yet been determined.

At September 30, 2006, the cost of securities for Federal income tax purposes, the aggregate gross unrealized gain for all securities for which there was an excess of value over tax cost and the aggregate gross unrealized loss for all securities for which there was an excess of tax cost over value, were as follows:

                                                            TAX           NET           TAX
                                             TAX     UNREALIZED    UNREALIZED    UNREALIZED
FUND                                        COST           GAIN        (LOSS)          GAIN
-------------------------------------------------------------------------------------------
Absolute Return Strategies Fund     $ 89,886,209    $ 5,854,526   $(5,470,659)  $   383,867
Hedged Equity Fund                    11,735,365      1,926,988    (1,750,151)      176,837
Multi-Cap Core Equity Fund            79,800,873     11,521,497    (2,228,043)    9,293,454
Sector Rotation Fund                 373,752,197     13,092,241    (3,097,612)    9,994,629

5. REPURCHASE AGREEMENTS

The Funds transfer uninvested cash balances into a single joint account, along with uninvested cash balances of the S&P 500 Fund, the OTC Fund, the Mid-Cap Advantage Fund, the Inverse Mid-Cap Fund, the Russell 2000(R) Advantage Fund, the Russell 2000(R) Fund, the Inverse Russell 2000(R) Fund, the Government Long Bond Advantage Fund, the Europe Advantage Fund, the Japan Advantage Fund, the Small-Cap Value Fund, the Mid-Cap Value Fund, the Large-Cap Value Fund, the Small-Cap Growth Fund, the Mid-Cap Growth Fund, the Large-Cap Growth Fund, the Dynamic Strengthening Dollar Fund, the Dynamic Weakening Dollar Fund, the Nova Master Portfolio, the Inverse S&P 500 Master Portfolio, the Inverse OTC Master Portfolio, and the Inverse Government Long Bond Master Portfolio (all included in the Trust, but contained in separate reports). The daily aggregate balance is invested in one or more repurchase agreements collateralized by obligations of the U.S. Treasury. The collateral is in the possession of the Trust's custodian and is evaluated daily to ensure that its market value exceeds by, at a minimum, 102% of the delivery value of the repurchase agreement at maturity.

The repurchase agreements executed by the joint account and outstanding as of September 30, 2006, were as follows:

COUNTERPARTY                  TERMS OF AGREEMENT     FACE VALUE     MARKET VALUE   MATURITY VALUE
-------------------------------------------------------------------------------------------------
Bear Stearns and Cos., Inc.   4.80% due 10/02/06   $600,000,000   $  600,000,000   $  600,240,000
Morgan Stanley                4.89% due 10/02/06    325,000,000      325,000,000      325,132,438
Credit Suisse First Boston    4.94% due 10/02/06    155,139,690      155,139,690      155,203,556
Mizuho                        4.95% due 10/02/06    500,000,000      500,000,000      500,206,250
Lehman Brothers, Inc.         5.00% due 10/02/06    109,323,450      109,323,450      109,369,002
-------------------------------------------------------------------------------------------------
                                                                  $1,689,463,140   $1,690,151,246
-------------------------------------------------------------------------------------------------

As of September 30, 2006, the collateral for the repurchase agreements in the joint account was as follows:

SECURITY TYPE                                     RANGE OF RATES       PAR VALUE     MARKET VALUE
-------------------------------------------------------------------------------------------------
U. S. Treasury Bonds                             6.750% - 8.500%  $  481,470,000   $  633,622,428
U. S. Treasury Notes                             0.875% - 7.500%     754,857,327      779,207,541
U. S. Treasury Bills                                  0.000%         320,160,000      315,602,626
-------------------------------------------------------------------------------------------------
                                                                                   $1,728,432,595
-------------------------------------------------------------------------------------------------


46 | THE RYDEX SERIES FUNDS SEMI-ANNUAL REPORT

--------------------------------------------------------------------------------

In the event of counterparty default, the Trust has the right to collect the collateral to offset losses incurred. There is potential loss to the Trust in the event the Trust is delayed or prevented from exercising its rights to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period while the Trust seeks to assert its rights. The Trust's investment advisor, acting under the supervision of the Board of Trustees, reviews the value of the collateral and the credit worthiness of those banks and dealers with which the Trust enters into repurchase agreements to evaluate potential risks.

6. SECURITIES TRANSACTIONS

During the period ended September 30, 2006, cost of purchases and proceeds from sales of investment securities, excluding short-term and temporary cash investments, were:

                                        ABSOLUTE        HEDGED     MULTI-CAP         SECTOR
                               RETURN STRATEGIES        EQUITY   CORE EQUITY       ROTATION
                                            FUND          FUND          FUND           FUND
-------------------------------------------------------------------------------------------
Purchases                      $     172,171,073   $33,772,665   $34,365,512   $738,287,077
Sales                          $      68,954,794   $17,147,947   $42,110,285   $764,364,963


                                  THE RYDEX SERIES FUNDS SEMI-ANNUAL REPORT | 47

--------------------------------------------------------------------------------

7. SHARE TRANSACTIONS

The Trust is authorized to distribute an unlimited number of no par value shares. Transactions in shares for the periods presented were:

                                       SHARES PURCHASED       PURCHASED THROUGH DIVIDEND REINVESTMENT        SHARES REDEEMED
------------------------------------------------------------------------------------------------------------------------------------
                                  PERIOD ENDED  PERIOD ENDED      PERIOD ENDED        PERIOD ENDED      PERIOD ENDED  PERIOD ENDED
                                 SEPTEMBER 30,     MARCH 31,     SEPTEMBER 30,           MARCH 31,     SEPTEMBER 30,     MARCH 31,
                                         2006+          2006             2006+                2006             2006+          2006
------------------------------------------------------------------------------------------------------------------------------------
ABSOLUTE RETURN STRATEGIES FUND
   A-Class                             667,993       234,585*               --                 128*          (66,678)       (7,792)*
   C-Class                           1,046,526       303,061*               --                 194*         (166,489)      (14,068)*
   H-Class                           5,340,182     1,553,726*               --                 848*       (1,451,682)     (348,228)*

HEDGED EQUITY FUND
   A-Class                             103,094        69,350*               --                  75*          (12,827)       (4,743)*
   C-Class                             229,470       167,722*               --                  83*          (58,952)      (53,015)*
   H-Class                             637,597       831,882*               --                 560*         (334,007)     (162,694)*

MULTI-CAP CORE EQUITY FUND
   A-Class                             161,195       148,120                --               5,900           (56,837)      (30,237)
   C-Class                             583,279       797,282                --             112,416          (620,785)   (1,366,871)
   H-Class                           1,694,439     5,144,968                --             150,271        (2,470,272)   (5,513,081)

SECTOR ROTATION FUND
   A-Class                           2,289,629     2,839,301                --                  --        (1,234,273)     (945,908)
   C-Class                           4,629,031     6,283,225                --                  --        (3,518,887)   (2,725,801)
   H-Class                          13,604,276    23,056,754                --                  --       (18,999,624)  (10,812,313)

                                 NET SHARES PURCHASED (REDEEMED)
----------------------------------------------------------------
                                  PERIOD ENDED  PERIOD ENDED
                                 SEPTEMBER 30,     MARCH 31,
                                         2006+          2006
----------------------------------------------------------------
ABSOLUTE RETURN STRATEGIES FUND
   A-Class                             601,315       226,921*
   C-Class                             880,037       289,187*
   H-Class                           3,888,500     1,206,346*

HEDGED EQUITY FUND
   A-Class                              90,267        64,682*
   C-Class                             170,518       114,790*
   H-Class                             303,590       669,748*

MULTI-CAP CORE EQUITY FUND
   A-Class                             104,358       123,783
   C-Class                             (37,506)     (457,173)
   H-Class                            (775,833)     (217,842)

SECTOR ROTATION FUND
   A-Class                           1,055,356     1,893,393
   C-Class                           1,110,144     3,557,424
   H-Class                          (5,395,348)   12,244,441

*     SINCE THE COMMENCEMENT OF OPERATIONS: SEPTEMBER 19, 2005.

+     UNAUDITED


48 | THE RYDEX SERIES FUNDS SEMI-ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS  (UNAUDITED) (CONCLUDED)
--------------------------------------------------------------------------------

8. PORTFOLIO SECURITIES LOANED

The Trust lends its securities to approved brokers to earn additional income. Within this arrangement, the Trust acts as the lender, U.S. Bancorp acts as the agent, and other approved registered broker dealers act as the borrowers. The Trust receives cash collateral, valued at 100% of the value of the securities on loan, which is initially held in a segregated account at U.S. Bancorp. As agent, U.S. Bancorp may, for investment purposes, pool the Trust's collateral in joint accounts with cash collateral from one or more other securities lending customers of U.S. Bancorp. Under the terms of the Trust's securities lending agreement with U.S. Bancorp, cash collateral may be invested by U.S. Bancorp in certain high quality, liquid investments. At September 30, 2006, the pooled cash collateral investments consisted of repurchase agreements (46.60%), commercial paper (34.12%), fixed income securities (15.48%), guaranteed investment contract (3.67%) and mutual funds (0.13%). Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities, as determined at the close of fund business each day; any additional collateral required due to changes in security values is delivered to the Fund the next business day. Although the collateral mitigates risk, the Trust could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities. The Trust has the right under the securities lending agreement to recover the securities from the borrower on demand.

The following represents a breakdown of the collateral, its rates, and maturities:

COLLATERAL TYPE                                               RATES                      MATURITY
------------------------------------------------------------------------------------------------------
Repurchase Agreements                                    5.350% - 5.445%                 10/02/06
Commercial Paper                                         5.300% - 5.432%           10/02/06 - 10/30/06
Corporate Bonds, Notes, and Asset-Backed Securities      5.330% - 5.577%           10/11/06 - 03/06/33
Guaranteed Investment Contract                               5.450%                      11/24/06
Mutual Funds                                                   N/A                         N/A

At September 30, 2006 the following funds participated in securities lending and received cash collateral:

FUND                                                     CASH COLLATERAL    VALUE OF SECURITIES LOANED
------------------------------------------------------------------------------------------------------
Multi-Cap Core Equity Fund                                  $ 14,529,980                  $ 13,969,575
Sector Rotation Fund                                          70,251,053                    67,683,898

9. CHANGE IN INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM:

The Board has selected Ernst & Young LLP ("E&Y") to serve as the Funds' independent registered public accounting firm for the fiscal year ended March 31, 2007. The decision to select E&Y was recommended by the Audit Committee and was approved by the Board on September 25, 2006. During the Funds' fiscal years ended March 31, 2006 and March 31, 2005, none of the Funds, their portfolios nor anyone on their behalf consulted with E&Y on items which (i) concerned the application of accounting principles to a specified transaction, either completed or proposed, or the type of audit opinion that might be rendered on the Funds' financial statements; or (ii) concerned the subject of a disagreement (as defined in paragraph (a)(1)(iv) of Item 304 of Regulation S-K) or reportable events (as described in paragraph (a)(1)(iv) of said Item 304).

The selection of E&Y does not reflect any disagreements with or dissatisfaction by the Funds or the Board with the performance of the Funds' prior auditor, PricewaterhouseCoopers LLP ("PwC"). The decision to dismiss PwC effective upon its completion of its audits for the fiscal year ended March 31, 2006 and to select E&Y was recommended by the Funds' Audit Committee and approved by the Funds' Board of Trustees. PwC's report on the Funds' financial statements for the fiscal years ended March 31, 2006 and 2005 contained no adverse opinion or disclaimer of opinion nor were they qualified or modified as to uncertainty, audit scope or accounting principles. During the Funds' fiscal years ended March 31, 2006 and March 31, 2005, (i) there were no disagreements with PwC on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure, which disagreements, if not resolved to the satisfaction of PwC, would have caused it to make reference to the subject matter of the disagreements in connection with its report on the Funds' financial statements for such years, and (ii) there were no "reportable events" of the kind described in Item 304(a)(1)(v) of Regulation SK under the Securities and Exchange Act of 1934, as amended.


                                  THE RYDEX SERIES FUNDS SEMI-ANNUAL REPORT | 49

OTHER INFORMATION  (UNAUDITED)
--------------------------------------------------------------------------------

PROXY VOTING INFORMATION

A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to securities held in the Funds' portfolios is available, without charge and upon request, by calling 1-800-820-0888. This information is also available from the EDGAR database on the SEC's site at http://www.sec.gov.

QUARTERLY PORTFOLIO SCHEDULES INFORMATION

The Trust files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q; which are available on the SEC's website at http://www.sec.gov. The Funds' Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC, and that information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. Copies of the portfolio holdings are also available to shareholders, without charge and upon request, by calling 1-800-820-0888.

RYDEX INVESTMENTS BOARD REVIEW AND APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT

The Investment Company Act of 1940 (the "1940 Act") requires that the initial approval of, as well as the continuation of, a fund's investment advisory agreement be specifically approved (1) by the vote of the trustees or by a vote of the shareholders of the fund, and (2) by the vote of a majority of the trustees who are not parties to the investment advisory agreement or "interested persons" of any party (the "Independent Trustees"), cast in person at a meeting called for the purpose of voting on such approval. In connection with such approvals, the fund's trustees must request and evaluate, and the investment adviser is required to furnish, such information as may be reasonably necessary to evaluate the terms of the advisory agreement. In addition, the Securities and Exchange Commission (the "SEC") takes the position that, as part of their fiduciary duties with respect to fund fees, fund boards are required to evaluate the material factors applicable to a decision to approve an investment advisory agreement.

Consistent with these responsibilities, the Rydex Series Funds Board of Trustees (the "Board") calls and holds one meeting each year that is dedicated to considering whether to renew the investment advisory agreement between Rydex Series Funds (the "Trust") and PADCO Advisors, Inc., which does business under the name Rydex Investments ("Rydex Investments"), (the "Advisory Agreement") with respect to existing funds in the Trust, including the funds discussed in this Semi-Annual Report (each a "Fund" and collectively, the "Funds"), and to reviewing certain other agreements pursuant to which Rydex Investments provides investment advisory services to certain other registered investment companies. In preparation for the meeting, the Board requests and reviews a wide variety of materials provided by Rydex Investments, including information about Rydex Investments' affiliates, personnel and operations. The Board also receives data provided by third parties. This information is in addition to the detailed information about the Funds that the Board reviews during the course of each year, including information that relates to Fund operations and performance. The Board also receives a memorandum from Fund counsel regarding the responsibilities of the Board for the approval of investment advisory agreements. In addition, the Independent Trustees receive advice from independent counsel to the Independent Trustees, meet in executive session outside the presence of fund management, and participate in question and answer sessions with representatives of Rydex Investments.

At a meeting held on August 27 and 28, 2006, the Board approved the selection of Rydex Investments and the continuance of the Advisory Agreement for an additional one-year period, based on its review of qualitative and quantitative information provided by Rydex Investments. The Board's approval of the Advisory Agreement was based on consideration and evaluation of a variety of specific factors discussed at that meeting and at prior meetings, including:

      NATURE, EXTENT AND QUALITY OF SERVICES PROVIDED BY RYDEX INVESTMENTS

      The Board reviewed the scope of services to be provided by Rydex Investments under the Advisory Agreement and noted that there would be no significant differences between the scope of services required to be provided by Rydex Investments for the past year and the scope of services required to be provided by Rydex Investments for the upcoming year. In reviewing the scope of services provided to the Funds by Rydex Investments, the Board reviewed and discussed Rydex Investments' investment experience, noting that Rydex Investments and its affiliates have committed significant resources over time to the support of the Funds. The Board also considered Rydex Investments' compliance program and its compliance record with respect to the Funds. In that regard, the Board noted that Rydex Investments provides information regarding the portfolio management and compliance to the Board on a periodic basis in connection with regularly scheduled meetings of the Board. In addition to the above considerations, the Board reviewed and considered Rydex Investments' investment processes and strategies, and matters related to Rydex Investments' portfolio transaction policies and procedures. In particular, the Board noted the substantial volume of portfolio trades and


50 |  THE RYDEX SERIES FUNDS SEMI-ANNUAL REPORT

--------------------------------------------------------------------------------

      shareholder transaction activity, in general, processed by Rydex Investments due to the unlimited exchange policy of the majority of the Funds. The Board further noted that the Funds have met their investment objectives consistently since their relevant inception dates. Based on this review, the Board concluded that the nature, extent and quality of services to be provided by Rydex Investments to the Funds under the Advisory Agreement were appropriate and continued to support the Board's original selection of Rydex Investments as investment adviser to the Funds.

      FUND EXPENSES AND PERFORMANCE OF THE FUNDS AND RYDEX INVESTMENTS

      The Board reviewed statistical information prepared by Rydex Investments regarding the expense ratio components, including actual advisory fees, waivers/reimbursements, and gross and net total expenses of each Fund in comparison with the same information for other funds registered under the 1940 Act determined by Rydex Investments to comprise each Fund's applicable peer group. Because few funds seek to provide unlimited exchange privileges similar to those of the Funds (other than the Commodities Fund, Multi-Cap Core Equity Fund, Sector Rotation Fund, Absolute Return Strategies Fund, Hedged Equity Fund), each Fund's applicable peer group is generally limited to the funds of two unaffiliated mutual fund families. In addition, the Board reviewed statistical information prepared by Rydex Investments relating to the performance of each Fund, as well as each Fund's ability to successfully track its benchmark over time, and a comparison of each Fund's performance to funds with similar investment objectives for the same periods and to appropriate indices/benchmarks, in light of total return, yield and market trends. The Board further noted that despite the unique nature of the Funds, the peer fund information presented to the Board was meaningful because the peer funds' investment objectives and strategies were closely aligned with those of the Funds. The Board noted that most of the Funds either outperformed their peer funds or performed in line with them over relevant periods. The Board also noted that the investment advisory fees and overall expenses for the Funds were generally lower than or in line with the investment advisory fee rates and overall expenses of the peer funds. Based on this review, the Board concluded that the investment advisory fees and expense levels and the historical performance of the Funds, as managed by Rydex Investments, as compared to the investment advisory fees and expense levels and performance of the peer funds, were satisfactory for the purposes of approving the continuance of the Advisory Agreement.

      COSTS OF SERVICES PROVIDED TO THE FUNDS AND PROFITS REALIZED BY RYDEX INVESTMENTS AND ITS AFFILIATES

      The Board reviewed information about the profitability of the Funds to Rydex Investments based on the advisory fees payable under the Advisory Agreement for the last calendar year. Rydex Investments also presented the Board with material discussing its methodology for determining the level of advisory fees assessable to the Funds. The Board analyzed the Funds' expenses, including the investment advisory fees paid to Rydex Investments. The Board also reviewed information regarding direct revenue received by Rydex Investments and ancillary revenue received by Rydex Investments and/or its affiliates in connection with the services provided to the Funds by Rydex Investments (as discussed below) and/or its affiliates. The Board also discussed Rydex Investments' profit margin as reflected in Rydex Investments' profitability analysis and reviewed information regarding economies of scale (as discussed below). Based on this review, the Board concluded that the profits to be realized by Rydex Investments and its affiliates under the Advisory Agreement and from other relationships between the Funds and Rydex Investments and/or its affiliates, if any, were within the range the Board considered reasonable and appropriate.

      ECONOMIES OF SCALE

      In connection with its review of the Funds' profitability analysis, the Board reviewed information regarding economies of scale or other efficiencies that may result from increases in the Funds' asset levels. The Board noted that the Advisory Agreement for the Funds did not provide for any breakpoints in the investment advisory fee rates as a result of increases in the asset levels of such Funds. The Board also noted that though Rydex Investments' assets under management were significant, the amount is spread among more than 95 Funds. Further limiting the realization of economies of scale is the ability of shareholders of a majority of the Funds to engage in unlimited trading. The Board also reviewed Rydex Investments' historic profitability as investment adviser to the Funds and determined that reductions in fee rates or additions of breakpoints were not warranted at this juncture. Based on this review, the Board, recognizing its responsibility to consider this issue at least annually, concluded that there are limited economies of scale to share with the Funds' shareholders.


                                  THE RYDEX SERIES FUNDS SEMI-ANNUAL REPORT | 51

OTHER INFORMATION  (UNAUDITED) (CONCLUDED)
--------------------------------------------------------------------------------

      OTHER BENEFITS TO RYDEX INVESTMENTS AND/OR ITS AFFILIATES

      In addition to evaluating the services provided by Rydex Investments, the Board also considered the nature, extent, quality and cost of the administrative, distribution, and shareholder services performed by Rydex Investments' affiliates under separate agreements. The Board noted that Rydex Investments reports its use of soft dollars to the Board on a quarterly basis, as well as any portfolio transactions on behalf of the Funds placed through an affiliate of the Funds or Rydex Investments pursuant to Rule 17e-1 under the 1940 Act. Based on its review, the Board concluded that the nature and quality of the services provided by Rydex Investments' affiliates to the Trust will benefit the Funds' shareholders, and that any ancillary benefits would not be disadvantageous to the Funds' shareholders, particularly in light of the Board's view that the Funds' shareholders benefit from investing in a fund that is part of a large family of funds offering a variety of investment strategies and services.

Based on the above analysis, the Board determined that the Advisory Agreement, including the investment advisory fee rates thereunder, are fair and reasonable in light of all relevant circumstances and concluded that it is in the best interest of the Funds and their shareholders to continue the Advisory Agreement.


52 | THE RYDEX SERIES FUNDS SEMI-ANNUAL REPORT

INFORMATION ON BOARD OF TRUSTEES AND OFFICERS  (UNAUDITED)
--------------------------------------------------------------------------------

A Board of Trustees oversees all Rydex Investments, in which its members have no stated term of service, and continue to serve after election until resignation. The Statement of Additional Information includes further information about Fund Trustees and Officers, and can be obtained without charge by calling 1-800-820-0888.

All Trustees and Officers may be reached c/o Rydex Investments, 9601 Blackwell Rd., Suite 500, Rockville, MD 20850.

TRUSTEES AND OFFICERS

                                            LENGTH OF SERVICE
   NAME, POSITION AND                          AS TRUSTEE                           NUMBER OF
      YEAR OF BIRTH                           (YEAR BEGAN)                        FUNDS OVERSEEN
-------------------------           ---------------------------------           ------------------
CARL G. VERBONCOEUR*                    Rydex Series Funds - 2004                       132
Trustee, President (1952)              Rydex Variable Trust - 2004
                                       Rydex Dynamic Funds - 2004
                                         Rydex ETF Trust - 2004

PRINCIPAL OCCUPATIONS DURING PAST FIVE YEARS: Chief Executive Officer and
Treasurer of Rydex Specialized Products, LLC (2005 to present); Chief Executive
Officer of Rydex Fund Services, Inc., PADCO Advisors, Inc., PADCO Advisors II,
Inc., and Rydex Distributors, Inc. (2003 to present); Executive Vice President of Rydex Fund Services, Inc. (2000 to 2003); Vice President of Rydex Fund
Services, Inc. and Rydex Distributors, Inc. (1997 to 2000)

                                    ---------------------------------
MICHAEL P. BYRUM*                       Rydex Series Funds - 2005                       132
Trustee, Vice President                Rydex Variable Trust - 2005
(1970)                                 Rydex Dynamic Funds - 2005
                                         Rydex ETF Trust - 2005

PRINCIPAL OCCUPATIONS DURING PAST FIVE YEARS: Secretary of Rydex Specialized
Products, LLC (2005 to present); Secretary of Rydex Series Funds, Rydex Variable
Trust, and Rydex Dynamic Funds (2004 to present); Vice President of Rydex Series
Funds (1997 to present); Vice President of Rydex Variable Trust (1998 to present); Vice President of Rydex Dynamic Funds (1999 to present); Vice
President of Rydex ETF Trust (2002 to present); President and Trustee of Rydex
Capital Partners SPhinX Fund (2003 to 2006); President of Rydex Global Advisors
(2004 to present); Chief Operating Officer of Rydex Global Advisors and Rydex
Distributors, Inc. (2003 to 2004)
--------------------------------------------------------------------------------

INDEPENDENT TRUSTEES

                                            LENGTH OF SERVICE
   NAME, POSITION AND                           AS TRUSTEE                          NUMBER OF
     YEAR OF BIRTH                             (YEAR BEGAN)                       FUNDS OVERSEEN
-------------------------           ---------------------------------           ------------------
JOHN O. DEMARET                         Rydex Series Funds - 1997                       125
Trustee, Chairman of the               Rydex Variable Trust - 1998
Board (1940)                            Rydex Dynamic Funds - 1999
                                          Rydex ETF Trust - 2003

PRINCIPAL OCCUPATIONS DURING PAST FIVE YEARS: Retired

                                    ---------------------------------
COREY A. COLEHOUR                       Rydex Series Funds - 1993                       125
Trustee (1945)                         Rydex Variable Trust - 1998
                                        Rydex Dynamic Funds - 1999
                                          Rydex ETF Trust - 2003

PRINCIPAL OCCUPATIONS DURING PAST FIVE YEARS: Senior Vice President of
Marketing/Co-Owner, Schield Management Company

                                    ---------------------------------
J. KENNETH DALTON                       Rydex Series Funds - 1995                       125
Trustee (1941)                         Rydex Variable Trust - 1998
                                        Rydex Dynamic Funds - 1999
                                          Rydex ETF Trust - 2003

PRINCIPAL OCCUPATIONS DURING PAST FIVE YEARS: Mortgage Banking Consultant and
Investor, The Dalton Group
                                    ---------------------------------


                                  THE RYDEX SERIES FUNDS SEMI-ANNUAL REPORT | 53

INFORMATION ON BOARD OF TRUSTEES AND OFFICERS  (UNAUDITED) (CONCLUDED)
--------------------------------------------------------------------------------

                                            LENGTH OF SERVICE
   NAME, POSITION AND                          AS TRUSTEE                           NUMBER OF
     YEAR OF BIRTH                            (YEAR BEGAN)                        FUNDS OVERSEEN
-------------------------           ---------------------------------           ------------------
WERNER E. KELLER                        Rydex Series Funds - 2005                       125
Trustee (1940)                         Rydex Variable Trust - 2005
                                       Rydex Dynamic Funds - 2005
                                         Rydex ETF Trust - 2005

PRINCIPAL OCCUPATIONS DURING PAST FIVE YEARS: Retired (2001 to present);
Chairman, Centurion Capital Management (1991 to 2001)

                                    ------------------------------
THOMAS F. LYDON, JR.                    Rydex Series Funds - 2005                       125
Trustee (1960)                         Rydex Variable Trust - 2005
                                       Rydex Dynamic Funds - 2005
                                         Rydex ETF Trust - 2005

PRINCIPAL OCCUPATIONS DURING PAST FIVE YEARS: President, Global Trends
Investments

                                    ------------------------------
PATRICK T. MCCARVILLE                   Rydex Series Funds - 1997                       125
Trustee (1942)                         Rydex Variable Trust - 1998
                                       Rydex Dynamic Funds - 1999
                                         Rydex ETF Trust - 2003

PRINCIPAL OCCUPATIONS DURING PAST FIVE YEARS: Founder and Chief Executive
Officer, Par Industries, Inc.

                                    ------------------------------
ROGER SOMERS                            Rydex Series Funds - 1993                       125
Trustee (1944)                         Rydex Variable Trust - 1998
                                       Rydex Dynamic Funds - 1999
                                         Rydex ETF Trust - 2003

PRINCIPAL OCCUPATIONS DURING PAST FIVE YEARS: Owner, Arrow Limousine
--------------------------------------------------------------------------------
EXECUTIVE OFFICERS

        NAME, POSITION AND                         PRINCIPAL OCCUPATIONS
          YEAR OF BIRTH                            DURING PAST FIVE YEARS
-----------------------------------      -----------------------------------------
NICK BONOS*                              Chief Financial Officer of Rydex
Vice President and Treasurer (1963)      Specialized Products, LLC (2005 to
                                         present); Vice President and Treasurer of
                                         Rydex Series Funds, Rydex Variable Trust,
                                         Rydex Dynamic Funds, and Rydex ETF Trust
                                         (2003 to present); Senior Vice President
                                         of Rydex Fund Services, Inc. (2003 to
                                         present); Vice President and Treasurer of
                                         Rydex Capital Partners SPhinX Fund (2003
                                         to 2006); Vice President of Accounting of
                                         Rydex Fund Services, Inc. (2000 to 2003)

JOANNA M. HAIGNEY*                       Chief Compliance Officer Rydex Series
Chief Compliance Officer and             Funds, Rydex Variable Trust, and Rydex
Secretary (1966)                         Dynamic Funds (2004 to present);
                                         Secretary of Rydex Series Funds, Rydex
                                         Variable Trust, and Rydex Dynamic Funds
                                         (2000 to present); Secretary of Rydex ETF
                                         Trust (2002 to present); Vice President
                                         of Compliance of Rydex Fund Services,
                                         Inc. (2000 to present); Secretary of
                                         Rydex Capital Partners SphinX Fund (2003
                                         to 2006)

JOSEPH ARRUDA*                           Assistant Treasurer of Rydex Series
Assistant Treasurer (1966)               Funds, Rydex Variable Trust, Rydex
                                         Dynamic Funds, Rydex ETF Trust (2006);
                                         Vice President of Rydex Fund Services,
                                         Inc. (2004 to present); Director of
                                         Accounting of Rydex Fund Services, Inc.
                                         (2003 to 2004); Vice President of Mutual
                                         Funds, State Street Bank & Trust (2000 to
                                         2003)

PAULA BILLOS*                            Controller of Rydex Series Funds, Rydex
Controller (1974)                        Variable Trust, Rydex Dynamic Funds,
                                         Rydex ETF Trust (2006); Director of Fund
                                         Administration of Rydex Fund Services,
                                         Inc. (2001 to present)

* OFFICERS OF THE FUNDS ARE DEEMED TO BE "INTERESTED PERSONS" OF THE TRUST, WITHIN THE MEANING OF SECTION 2(a)(19) OF THE 1940 ACT, INASMUCH AS THIS PERSON IS AFFILIATED WITH THE ADVISOR.


54 | THE RYDEX SERIES FUNDS SEMI-ANNUAL REPORT

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

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

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

[LOGO] RYDEXINVESTMENTS
       ESSENTIAL FOR MODERN MARKETS(TM)

       9601 Blackwell Road, Suite 500
       Rockville, MD 20850
       www.rydexinvestments.com
       800-820-0888
       RSTF-SEMI-0906X0307

                                                              SEPTEMBER 30, 2006

                                           RYDEX SERIES FUNDS SEMI-ANNUAL REPORT

                                                            ESSENTIAL PORTFOLIOS

                                           ESSENTIAL PORTFOLIO CONSERVATIVE FUND
                                               ESSENTIAL PORTFOLIO MODERATE FUND
                                             ESSENTIAL PORTFOLIO AGGRESSIVE FUND

                                                         [LOGO] RYDEXINVESTMENTS
                                                Essential for modern markets(TM)

This report and the financial statements contained herein are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

Distributed by Rydex Distributors, Inc.

TABLE OF CONTENTS
--------------------------------------------------------------------------------

LETTER TO OUR SHAREHOLDERS ................................................    2

ABOUT SHAREHOLDERS' FUND EXPENSES .........................................    3

FUND PROFILES .............................................................    5

SCHEDULES OF INVESTMENTS ..................................................    7

STATEMENTS OF ASSETS AND LIABILITIES ......................................   10

STATEMENTS OF OPERATIONS ..................................................   11

STATEMENTS OF CHANGES IN NET ASSETS .......................................   12

FINANCIAL HIGHLIGHTS ......................................................   13

NOTES TO FINANCIAL STATEMENTS .............................................   14

OTHER INFORMATION .........................................................   22

INFORMATION ON BOARD OF TRUSTEES AND OFFICERS .............................   25


                                   THE RYDEX SERIES FUNDS SEMI-ANNUAL REPORT | 1

LETTER TO OUR SHAREHOLDERS
--------------------------------------------------------------------------------

DEAR SHAREHOLDER:

Financial markets over the six-months ended September 30, 2006, were driven by a widely anticipated "soft-landing" in the U.S. economy. This "goldilocks" scenario had economic growth slowing, inflation and interest rates coming down and the Federal Reserve ("Fed") ending its protracted string of increases. In this environment, stocks rallied as corporate earnings continued to grow at double digit rates without competition from higher interest rates. The icing on the cake was relief from higher energy prices, which had risen relentlessly since 2005.

While the rally in stocks was fairly broad-based, it definitely exhibited a defensive bias. Large caps, value stocks and traditionally defensive sectors generally outperformed small caps, growth stocks and more aggressive sectors. This pattern is perfectly in keeping with the "late cycle" nature of the stock market rally. Investors wanted to ride prices up, but wanted to hedge their bets at the same time.

The large-cap nature of the rally was clearly evident in the performance of the major averages. The home of the country's industrial giants--the Dow Jones Industrial Average(SM)--returned 6.34%, followed by the broader S&P 500(R), which returned 4.14%. If we look at the extremes of the capitalization spectrum, the large-cap bias becomes more evident as the Russell Top 50(TM) Index returned 7.13% for the six month period versus a LOSS of 4.61% for the small-cap Russell 2000(R) Index.

In a defensive rally, investors are often wary of overpaying for stocks. That was certainly true as the Russell 1000(R) Value Index returned 5.5% versus a 0.7% decline for the Russell 1000(R) Growth Index. Although developed market international stocks did well as the MSCI EAFE Index gained 3.2%, emerging market stocks fared poorly as the MSCI EM Index fell 1.2%.

A major catalyst for the rally in stocks was the rally in bonds. While yields on the short end of the curve actually rose, longer dated maturities rallied with the yield on the benchmark 10-Year Treasury note declining to 4.63% from 4.85% during the six-month period. The catalyst for falling rates was the decline in inflation and the Fed's pause from its extended interest rate increases. The result was a steeply inverted yield curve. Historically, inverted yield curves presage an economic slowdown or recession. While that remains a possibility, the decline in long-term rates also signals the market's anticipation of an eventual easing campaign by the Fed.

The performance of stocks at the sector level highlighted the defensive bias towards the gains in stock prices over the past six months. The S&P 500 Utilities sector led the way with a gain of 10.2%. Although telecommunications services, a more aggressive sector, was number two with a gain of 8.1%, consumer staples and financials were the next best performers, gaining 7.5% and 6.5%, respectively. It is worth noting that falling interest rates also helped both financials and utilities. Sectors that typically perform well in a rapidly expanding economic environment, specifically materials, industrials and technology declined between 1.0% and 2.3% as the economy slowed.

Going into the fourth quarter, we expect that Gross Domestic Product will pick up slightly, the Fed will remain on hold and equities will remain range-bound. As we head into 2007, we also see the appetite for risk continuing to decline.

We appreciate the trust you have placed in our firm by investing with us.

Sincerely,


/s/ David C. Reilly

David C. Reilly, CFA
Director of Investment Strategy


2 | THE RYDEX SERIES FUNDS SEMI-ANNUAL REPORT

ABOUT SHAREHOLDERS' FUND EXPENSES (UNAUDITED)
--------------------------------------------------------------------------------

All mutual funds have operating expenses and it is important for our shareholders to understand the impact of costs on their investments. As a shareholder of the fund, you incur two types of costs: (i) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (ii) ongoing costs, including management fees, administrative services, and shareholder reports, among others. These ongoing costs, or operating expenses, are deducted from a fund's gross income and reduce the investment return of the fund.

A fund's expenses are expressed as a percentage of its average net assets, which is known as the expense ratio. The following examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period and held for the entire six-month period beginning March 31, 2006 and ending September 30, 2006.

The following tables illustrate your fund's costs in two ways:

TABLE 1. BASED ON ACTUAL FUND RETURN. This section helps you estimate the actual expenses that you paid over the period. The "Ending Account Value" shown is derived from the fund's actual return, and the fourth column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period."

TABLE 2. BASED ON HYPOTHETICAL 5% RETURN. This section is intended to help you compare your fund's cost with those of other mutual funds. The table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid during the period. The example is useful in making comparisons because the U.S. Securities and Exchange Commission (the "SEC") requires all mutual funds to calculate expenses based on the 5% return. You can assess your fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

    Certain retirement plans such as IRA, Roth IRA and 403(b) accounts are charged an annual $15 maintenance fee. Upon liquidating your retirement account, a $15 account-closing fee will be taken from the proceeds of your redemption.

The calculations above assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs which may be incurred by some of the Fund's classes. These costs may include, but are not limited to, sales charges (loads), redemption fees, and exchange fees.

You can find more information about the Fund's expenses, including annual expense ratios for the past five years, in the Financial Highlights section of this report. For additional information on operating expenses and other shareholder costs, please refer to the appropriate Fund prospectus.


                                   THE RYDEX SERIES FUNDS SEMI-ANNUAL REPORT | 3

ABOUT SHAREHOLDERS' FUND EXPENSES (UNAUDITED) (CONCLUDED)
--------------------------------------------------------------------------------

                                                              BEGINNING                  ENDING         EXPENSES
                                            EXPENSE       ACCOUNT VALUE           ACCOUNT VALUE      PAID DURING
                                             RATIO+      MARCH 31, 2006      SEPTEMBER 30, 2006          PERIOD*
----------------------------------------------------------------------------------------------------------------
TABLE 1. BASED ON ACTUAL FUND RETURN

ESSENTIAL PORTFOLIO CONSERVATIVE FUND**
   A-Class                                       --           $1,000.00               $1,019.00            $  --
   C-Class                                     0.75%           1,000.00                1,018.00             3.79
   H-Class                                       --            1,000.00                1,020.00               --
ESSENTIAL PORTFOLIO MODERATE FUND**
   A-Class                                       --            1,000.00                1,014.00               --
   C-Class                                     0.75%           1,000.00                1,012.00             3.78
   H-Class                                       --            1,000.00                1,014.00               --
ESSENTIAL PORTFOLIO AGGRESSIVE FUND**
   A-Class                                       --            1,000.00                1,015.00               --
   C-Class                                     0.75%           1,000.00                1,012.00             3.78
   H-Class                                       --            1,000.00                1,014.00               --
----------------------------------------------------------------------------------------------------------------
TABLE 2. BASED ON HYPOTHETICAL 5% RETURN

ESSENTIAL PORTFOLIO CONSERVATIVE FUND**
   A-Class                                       --            1,000.00                1,025.07               --
   C-Class                                     0.75%           1,000.00                1,021.26             3.81
   H-Class                                       --            1,000.00                1,025.07               --
ESSENTIAL PORTFOLIO MODERATE FUND**
   A-Class                                       --            1,000.00                1,025.07               --
   C-Class                                     0.75%           1,000.00                1,021.26             3.81
   H-Class                                       --            1,000.00                1,025.07               --
ESSENTIAL PORTFOLIO AGGRESSIVE FUND**
   A-Class                                       --            1,000.00                1,025.07               --
   C-Class                                     0.75%           1,000.00                1,021.26             3.81
   H-Class                                       --            1,000.00                1,025.07               --

 * EXPENSES ARE EQUAL TO THE FUND'S ANNUALIZED EXPENSE RATIO, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY THE NUMBER OF DAYS IN THE MOST RECENT FISCAL HALF-YEAR, THEN DIVIDED BY 365.

**    SINCE THE COMMENCEMENT OF OPERATIONS: JUNE 30, 2006.

 +    ANNUALIZED


4 | THE RYDEX SERIES FUNDS SEMI-ANNUAL REPORT

FUND PROFILES (UNAUDITED)
--------------------------------------------------------------------------------

ESSENTIAL PORTFOLIO CONSERVATIVE FUND

OBJECTIVE: To primarily seek preservation of capital and, secondarily, to seek long-term growth of capital.

INDUSTRY DIVERSIFICATION (MARKET EXPOSURE AS % OF NET ASSETS)

  [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

                                                         ESSENTIAL
                                                         PORTFOLIO
                                                        CONSERVATIVE
                                                           FUND
--------------------------------------------------------------------
EXCHANGE TRADED FUNDS                                       0.1%
U.S. EQUITY FUNDS                                          22.8%
U.S. FIXED-INCOME FUND AND MONEY MARKET FUND               42.3%
INTERNATIONAL EQUITY FUNDS                                  7.1%
ALTERNATIVE STRATEGIES FUNDS                               26.9%

"Industry Diversification (Market Exposure as % of Net Assets)" excludes any temporary cash investments.

INCEPTION DATES:
----------------------------------------------------------------
A-Class                                            June 30, 2006
C-Class                                            June 30, 2006
H-Class                                            June 30, 2006

TEN LARGEST HOLDINGS (% OF TOTAL NET ASSETS)
----------------------------------------------------------------
Rydex Series Funds --
  Government Long Bond
  Advantage Fund Class A                                   22.7%
Rydex Series Funds --
  U.S. Government Money Market Fund Class A                19.6%
Rydex Series Funds --
  Absolute Return Strategies Fund Class A                  18.6%
Rydex Series Funds --
  Multi-Cap Core Equity Fund Class A                       16.0%
Rydex Series Funds --
  Europe Advantage Fund Class A                             7.1%
Rydex Series Funds -- Hedged Equity
  Fund Class A                                              4.2%
Rydex Series Funds -- Small-Cap Value
  Fund Class A                                              4.1%
Rydex Series Funds -- Commodities
  Fund Class A                                              4.0%
Rydex Series Funds -- Sector Rotation
  Fund Class A                                              2.7%
iShares S&P 500 Index Fund                                  0.1%
----------------------------------------------------------------
Top Ten Total                                              99.1%
----------------------------------------------------------------

"Ten Largest Holdings" exclude any temporary cash or derivative investments.

ESSENTIAL PORTFOLIO MODERATE FUND

OBJECTIVE: To primarily seek growth of capital and, secondarily, to seek preservation of capital.

INDUSTRY DIVERSIFICATION (MARKET EXPOSURE AS % OF NET ASSETS)

  [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

                                                         ESSENTIAL
                                                         PORTFOLIO
                                                          MODERATE
                                                            FUND
--------------------------------------------------------------------
U.S. EQUITY FUNDS                                          32.2%
U.S. FIXED-INCOME FUND                                     16.3%
INTERNATIONAL EQUITY FUNDS                                 19.9%
ALTERNATIVE STRATEGIES FUNDS                               27.3%

"Industry Diversification (Market Exposure as % of Net Assets)" excludes any temporary cash investments.

INCEPTION DATES:
----------------------------------------------------------------
A-Class                                            June 30, 2006
C-Class                                            June 30, 2006
H-Class                                            June 30, 2006

TEN LARGEST HOLDINGS (% OF TOTAL NET ASSETS)
----------------------------------------------------------------
Rydex Series Funds --
  Absolute Return Strategies Fund Class A                  18.2%
Rydex Series Funds --
  Multi-Cap Core Equity Fund Class A                       17.3%
Rydex Series Funds --
  Government Long Bond Advantage
  Fund Class A                                             16.3%
Rydex Series Funds --
  Europe Advantage Fund Class A                            11.6%
Rydex Series Funds -- Nova Fund Class A                     9.8%
Rydex Series Funds -- Commodities Fund
  Class A                                                   9.0%
Rydex Series Funds --
  Japan Advantage Fund Class A                              8.4%
Rydex Series Funds -- OTC Fund Class A                      5.1%
----------------------------------------------------------------
Top Ten Total                                              95.7%
----------------------------------------------------------------

"Ten Largest Holdings" exclude any temporary cash or derivative investments.


                                   THE RYDEX SERIES FUNDS SEMI-ANNUAL REPORT | 5

FUND PROFILES (UNAUDITED) (CONCLUDED)
--------------------------------------------------------------------------------

ESSENTIAL PORTFOLIO AGGRESSIVE FUND

OBJECTIVE: To primarily seek growth of capital.

INDUSTRY DIVERSIFICATION (MARKET EXPOSURE AS % OF NET ASSETS)

                                                         ESSENTIAL
                                                         PORTFOLIO
                                                         AGGRESSIVE
                                                            FUND
--------------------------------------------------------------------
U.S. EQUITY FUNDS                                          42.1%
U.S. FIXED-INCOME FUNDS                                     7.8%
INTERNATIONAL EQUITY FUNDS                                 24.3%
ALTERNATIVE STRATEGIES FUNDS                               23.3%

"Industry Diversification (Market Exposure as % of Net Assets)" excludes any temporary cash investments.

INCEPTION DATES:
----------------------------------------------------------------
A-Class                                            June 30, 2006
C-Class                                            June 30, 2006
H-Class                                            June 30, 2006

TEN LARGEST HOLDINGS (% OF TOTAL NET ASSETS)
----------------------------------------------------------------
Rydex Series Funds --
  Multi-Cap Core Equity Fund Class A                       17.3%
Rydex Series Funds --
  Europe Advantage Fund Class A                            12.9%
Rydex Series Funds --
  Absolute Return Strategies Fund Class A                  11.9%
Rydex Dynamic Funds -- Dynamic
  S&P 500 Fund Class A                                     11.5%
Rydex Series Funds --
  Japan Advantage Fund Class A                             11.3%
Rydex Series Funds -- Commodities
  Fund Class A                                              9.3%
Rydex Series Funds --
  Government Long Bond Advantage
  Fund Class A                                              7.8%
Rydex Series Funds -- Sector Rotation
  Fund Class A                                              6.3%
Rydex Series Funds --
  Russell 2000 Advantage Fund Class A                       4.0%
Rydex Dynamic Funds -- Dynamic OTC
  Fund Class A                                              3.1%
----------------------------------------------------------------
Top Ten Total                                              95.4%
----------------------------------------------------------------

"Ten Largest Holdings" exclude any temporary cash or derivative investments.


6 | THE RYDEX SERIES FUNDS SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS (UNAUDITED)                           September 30, 2006
--------------------------------------------------------------------------------
  ESSENTIAL PORTFOLIO CONSERVATIVE FUND
--------------------------------------------------------------------------------

                                                                         MARKET
                                                                          VALUE
                                                         SHARES        (NOTE 1)
--------------------------------------------------------------------------------

MUTUAL FUNDS 99.1%
Rydex Series Funds --
   Government Long Bond
   Advantage Fund Class A+                               29,273     $   316,146
Rydex Series Funds -- U.S.
   Government Money
   Market Fund Class A+                                 272,684         272,684
Rydex Series Funds --
   Absolute Return Strategies
   Fund Class A+                                         10,009         258,944
Rydex Series Funds --
   Multi-Cap Core Equity Fund
   Class A+                                              13,481         223,116
Rydex Series Funds --
   Europe Advantage Fund
   Class A+                                               4,619          99,084
Rydex Series Funds --
   Hedged Equity Fund
   Class A+                                               2,270          58,717
Rydex Series Funds --
   Small-Cap Value Fund
   Class A+                                               1,789          56,804
Rydex Series Funds --
   Commodities Fund
   Class A*+                                              2,314          55,855
Rydex Series Funds --
   Sector Rotation Fund
   Class A*+                                              2,929          37,520
                                                                    -----------
TOTAL MUTUAL FUNDS
   (Cost $1,368,314)                                                  1,378,870
                                                                    -----------

EXCHANGE TRADED FUNDS 0.1%
iShares S&P 500 Index Fund                                    3             401
iShares Lehman 20+ Year
   Treasury Bond Fund                                         4             358
                                                                    -----------
TOTAL EXCHANGE TRADED FUNDS
   (Cost $759)                                                              759
                                                                    -----------
TOTAL INVESTMENTS 99.2%
   (Cost $1,369,073)                                                $ 1,379,629
                                                                    ===========
OTHER ASSETS IN EXCESS OF
   LIABILITIES - 0.8%                                               $    11,024
                                                                    ===========
NET ASSETS - 100.0%                                                 $ 1,390,653

*     NON-INCOME PRODUCING SECURITY.

+     AFFILIATED FUND


See Notes to Financial Statements.

                                   THE RYDEX SERIES FUNDS SEMI-ANNUAL REPORT | 7

SCHEDULE OF INVESTMENTS (UNAUDITED)                           September 30, 2006
--------------------------------------------------------------------------------
  ESSENTIAL PORTFOLIO MODERATE FUND
--------------------------------------------------------------------------------

                                                                         MARKET
                                                                          VALUE
                                                         SHARES        (NOTE 1)
--------------------------------------------------------------------------------

MUTUAL FUNDS 95.7%
Rydex Series Funds --
   Absolute Return Strategies
   Fund Class A+                                         39,307     $ 1,016,876
Rydex Series Funds --
   Multi-Cap Core Equity Fund
   Class A+                                              58,168         962,675
Rydex Series Funds --
   Government Long Bond
   Advantage Fund Class A+                               84,277         910,190
Rydex Series Funds --
   Europe Advantage Fund
   Class A+                                              30,060         644,792
Rydex Series Funds --
   Nova Fund Class A+                                    18,858         544,431
Rydex Series Funds --
   Commodities Fund Class A*+                            20,813         502,430
Rydex Series Funds --
   Japan Advantage Fund
   Class A*+                                             12,453         465,387
Rydex Series Funds --
   OTC Fund Class A+                                     26,870         284,286
                                                                    -----------
TOTAL MUTUAL FUNDS
   (Cost $5,292,693)                                                  5,331,067
                                                                    -----------
TOTAL INVESTMENTS 95.7%
   (Cost $5,292,693)                                                $ 5,331,067
                                                                    ===========
OTHER ASSETS IN EXCESS OF
   LIABILITIES - 4.3%                                               $   236,672
                                                                    ===========
NET ASSETS - 100.0%                                                 $ 5,567,739

*     NON-INCOME PRODUCING SECURITY.

+     AFFILIATED FUND


8 | THE RYDEX SERIES FUNDS SEMI-ANNUAL REPORT

                                              See Notes to Financial Statements.

SCHEDULE OF INVESTMENTS (UNAUDITED)                           September 30, 2006
--------------------------------------------------------------------------------
  ESSENTIAL PORTFOLIO AGGRESSIVE FUND
--------------------------------------------------------------------------------

                                                                         MARKET
                                                                          VALUE
                                                         SHARES        (NOTE 1)
--------------------------------------------------------------------------------

MUTUAL FUNDS 97.5%
Rydex Series Funds --
   Multi-Cap Core Equity Fund
   Class A+                                              40,988     $   678,349
Rydex Series Funds --
   Europe Advantage Fund
   Class A+                                              23,694         508,247
Rydex Series Funds --
   Absolute Return Strategies Fund
   Class A+                                              18,077         467,657
Rydex Dynamic Funds --
   Dynamic S&P 500 Fund
   Class A+                                              10,452         452,062
Rydex Series Funds --
   Japan Advantage Fund
   Class A*+                                             11,924         445,608
Rydex Series Funds --
   Commodities Fund Class A*+                            15,114         364,854
Rydex Series Funds --
   Government Long Bond
   Advantage Fund Class A+                               28,355         306,235
Rydex Series Funds --
   Sector Rotation Fund
   Class A*+                                             19,256         246,675
Rydex Series Funds --
   Russell 2000 Advantage Fund
   Class A*+                                              4,590         155,147
Rydex Dynamic Funds --
   Dynamic OTC Fund Class A+                              5,829         121,300
Rydex Series Funds --
   Hedged Equity Fund Class A+                            3,260          84,346
                                                                    -----------
TOTAL MUTUAL FUNDS
   (Cost $3,794,068)                                                  3,830,480
                                                                    -----------
TOTAL INVESTMENTS 97.5%
   (Cost $3,794,068)                                                $ 3,830,480
                                                                    ===========
OTHER ASSETS IN EXCESS OF LIABILITIES - 2.5%                        $    97,063
                                                                    ===========
NET ASSETS - 100.0%                                                 $ 3,927,543

*     NON-INCOME PRODUCING SECURITY.

+     AFFILIATED FUND


See Notes to Financial Statements.

                                   THE RYDEX SERIES FUNDS SEMI-ANNUAL REPORT | 9

STATEMENTS OF ASSETS AND LIABILITIES (UNAUDITED)              September 30, 2006
--------------------------------------------------------------------------------

                                                                     ESSENTIAL      ESSENTIAL      ESSENTIAL
                                                                     PORTFOLIO      PORTFOLIO      PORTFOLIO
                                                                  CONSERVATIVE       MODERATE     AGGRESSIVE
                                                                          FUND           FUND           FUND
------------------------------------------------------------------------------------------------------------
ASSETS
Securities at Value* (Notes 1 and 2)                              $  1,379,629    $ 5,331,067    $ 3,830,480
Segregated Cash with Broker                                             17,713             --             --
Cash in Custodian Bank                                                 173,024         44,700         13,551
Receivable for Securities Sold (Note 1)                                     --            759             --
Receivable for Fund Shares Purchased                                     1,300        219,795        126,435
Investment Income Receivable (Note 1)                                    1,005             --            586
------------------------------------------------------------------------------------------------------------
   TOTAL ASSETS                                                      1,572,671      5,596,321      3,971,052
============================================================================================================

LIABILITIES
Payable for Securities Purchased (Note 1)                              181,925         26,667         40,732
Liability for Fund Shares Redeemed                                          --          1,500          2,500
Distribution and Service Fees Payable (Note 3)                              93            415            277
------------------------------------------------------------------------------------------------------------
   TOTAL LIABILITIES                                                   182,018         28,582         43,509
============================================================================================================
NET ASSETS                                                        $  1,390,653    $ 5,567,739    $ 3,927,543
============================================================================================================

NET ASSETS CONSIST OF
Paid-In Capital                                                      1,382,530      5,531,405      3,907,225
Undistributed Net Investment Income (Loss)                               1,473           (413)          (285)
Accumulated Net Realized Loss on Investments                            (3,906)        (1,627)       (15,809)
Net Unrealized Appreciation on Investments                              10,556         38,374         36,412
============================================================================================================
NET ASSETS                                                        $  1,390,653    $ 5,567,739    $ 3,927,543
============================================================================================================
   A-Class                                                        $    212,830    $   778,084    $ 1,007,840
   C-Class                                                             633,596      2,124,364      1,396,290
   H-Class                                                             544,227      2,665,291      1,523,413
SHARES OUTSTANDING
   A-Class                                                              20,883         76,735         99,340
   C-Class                                                              62,240        209,938        138,014
   H-Class                                                              53,362        262,955        150,194
NET ASSET VALUES
   A-Class                                                        $      10.19    $     10.14    $     10.15
   A-Class Maximum Offering Price**                                      10.70          10.65          10.66
   C-Class                                                               10.18          10.12          10.12
   H-Class                                                               10.20          10.14          10.14

 *    THE COST OF SECURITIES AT VALUE IS $1,369,073, $5,292,693 AND $3,794,068,
      RESPECTIVELY.

**    NET ASSET VALUE ADJUSTED FOR SALES CHARGE OF 4.75% OF OFFERING PRICE.


10 | THE RYDEX SERIES FUNDS SEMI-ANNUAL REPORT

                                              See Notes to Financial Statements.

STATEMENTS OF OPERATIONS (UNAUDITED)             Period Ended September 30, 2006
--------------------------------------------------------------------------------

                                                                     ESSENTIAL      ESSENTIAL      ESSENTIAL
                                                                     PORTFOLIO      PORTFOLIO      PORTFOLIO
                                                                  CONSERVATIVE       MODERATE     AGGRESSIVE
                                                                         FUND*          FUND*          FUND*
------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
Dividends (Note 1)                                                $      1,837    $       581    $     1,003
------------------------------------------------------------------------------------------------------------
   Total Income                                                          1,837            581          1,003
------------------------------------------------------------------------------------------------------------

EXPENSES
Distribution & Service Fees (Note 3):
   C-Class                                                                 364            994          1,288
------------------------------------------------------------------------------------------------------------
   Total Expenses                                                          364            994          1,288
------------------------------------------------------------------------------------------------------------
Net Investment Income (Loss)                                             1,473           (413)          (285)
============================================================================================================

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS (NOTE 1)
Net Realized Loss on:
Investment Securities                                                   (3,620)        (1,627)       (15,809)
Securities Sold Short                                                     (286)            --             --
------------------------------------------------------------------------------------------------------------
   Total Net Realized Loss                                              (3,906)        (1,627)       (15,809)
------------------------------------------------------------------------------------------------------------
Net Change in Unrealized Appreciation (Depreciation) on:
Investment Securities                                                   10,556         38,374         36,412
------------------------------------------------------------------------------------------------------------
Net Change in Unrealized Appreciation (Depreciation)                    10,556         38,374         36,412
------------------------------------------------------------------------------------------------------------
Net Gain on Investments                                                  6,650         36,747         20,603
------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM OPERATIONS                        $      8,123    $    36,334    $    20,318
============================================================================================================

*     SINCE THE COMMENCEMENT OF OPERATIONS: JUNE 30, 2006.


See Notes to Financial Statements.

                                  THE RYDEX SERIES FUNDS SEMI-ANNUAL REPORT | 11

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                           ESSENTIAL PORTFOLIO    ESSENTIAL PORTFOLIO    ESSENTIAL PORTFOLIO
                                                             CONSERVATIVE FUND          MODERATE FUND        AGGRESSIVE FUND
----------------------------------------------------------------------------------------------------------------------------
                                                                        PERIOD                 PERIOD                 PERIOD
                                                                         ENDED                  ENDED                  ENDED
                                                                 SEPTEMBER 30,          SEPTEMBER 30,          SEPTEMBER 30,
                                                                        2006*+                 2006*+                 2006*+
----------------------------------------------------------------------------------------------------------------------------
FROM OPERATIONS
Net Investment Income (Loss)                                      $      1,473           $       (413)         $        (285)
Net Realized Loss on Investments                                        (3,906)                (1,627)               (15,809)
Net Change in Unrealized Appreciation (Depreciation)
  on Investments                                                        10,556                 38,374                 36,412
----------------------------------------------------------------------------------------------------------------------------
Net Increase in Net Assets from Operations                               8,123                 36,334                 20,318
----------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS (NOTE 1)                                      --                     --                     --
============================================================================================================================

SHARE TRANSACTIONS
PROCEEDS FROM SHARES PURCHASED
  A-Class                                                              210,600                778,083              1,016,015
  C-Class                                                              693,005              2,287,272              1,817,538
  H-Class                                                              720,134              2,870,429              1,667,807
REDEMPTION FEES COLLECTED
  A-Class                                                                  177                    328                  1,358
  C-Class                                                                  324                    858                  1,870
  H-Class                                                                  281                  1,055                  2,053
VALUE OF SHARES PURCHASED THROUGH
  DIVIDEND REINVESTMENT
  A-Class                                                                   --                     --                     --
  C-Class                                                                   --                     --                     --
  H-Class                                                                   --                     --                     --
COST OF SHARES REDEEMED
  A-Class                                                                   --                 (3,539)               (10,500)
  C-Class                                                              (62,880)              (181,243)              (430,462)
  H-Class                                                             (179,111)              (221,838)              (158,454)
============================================================================================================================
NET INCREASE IN NET ASSETS FROM SHARE TRANSACTIONS                   1,382,530              5,531,405              3,907,225
----------------------------------------------------------------------------------------------------------------------------
Net Increase in Net Assets                                           1,390,653              5,567,739              3,927,543
NET ASSETS--BEGINNING OF PERIOD                                             --                     --                     --
============================================================================================================================
NET ASSETS--END OF PERIOD                                         $  1,390,653           $  5,567,739          $   3,927,543
============================================================================================================================
UNDISTRIBUTED NET INVESTMENT INCOME (LOSS)                        $      1,473           $       (413)         $        (285)
============================================================================================================================

*     SINCE THE COMMENCEMENT OF OPERATIONS: JUNE 30, 2006.

+     UNAUDITED


12 | THE RYDEX SERIES FUNDS SEMI-ANNUAL REPORT

                                              See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

This table is presented to show selected data for a share outstanding throughout each period, and to assist shareholders in evaluating a Fund's performance for the periods presented.

                                                                         NET REALIZED
                                                NET ASSET                     AND         NET INCREASE     DISTRIBUTIONS
                                                 VALUE,        NET        UNREALIZED      IN NET ASSET       FROM NET
                                                BEGINNING   INVESTMENT       GAINS       VALUE RESULTING    INVESTMENT
                                                OF PERIOD    INCOME+     ON SECURITIES   FROM OPERATIONS      INCOME
------------------------------------------------------------------------------------------------------------------------
ESSENTIAL PORTFOLIO CONSERVATIVE FUND A-CLASS
  SEPTEMBER 30, 2006*@                           $ 10.00      $  .04        $  .15           $  .19            $ --

ESSENTIAL PORTFOLIO CONSERVATIVE FUND C-CLASS
  SEPTEMBER 30, 2006*@                             10.00         .02           .16              .18              --

ESSENTIAL PORTFOLIO CONSERVATIVE FUND H-CLASS
  SEPTEMBER 30, 2006*@                             10.00         .04           .16              .20              --

ESSENTIAL PORTFOLIO MODERATE FUND A-CLASS
  SEPTEMBER 30, 2006*@                             10.00         .01           .13              .14              --

ESSENTIAL PORTFOLIO MODERATE FUND C-CLASS
  SEPTEMBER 30, 2006*@                             10.00        (.02)          .14              .12              --

ESSENTIAL PORTFOLIO MODERATE FUND H-CLASS
  SEPTEMBER 30, 2006*@                             10.00          --           .14              .14              --

ESSENTIAL PORTFOLIO AGGRESSIVE FUND A-CLASS
  SEPTEMBER 30, 2006*@                             10.00         .01           .14              .15              --

ESSENTIAL PORTFOLIO AGGRESSIVE FUND C-CLASS
  SEPTEMBER 30, 2006*@                             10.00        (.01)          .13              .12              --

ESSENTIAL PORTFOLIO AGGRESSIVE FUND H-CLASS
  SEPTEMBER 30, 2006*@                             10.00         .01           .13              .14              --

                                                DISTRIBUTIONS                                  NET ASSET
                                                  FROM NET                      NET INCREASE    VALUE,       TOTAL
                                                  REALIZED          TOTAL       IN NET ASSET    END OF     INVESTMENT
                                                CAPITAL GAINS   DISTRIBUTIONS      VALUE        PERIOD       RETURN
------------------------------------------------------------------------------------------------------------------------
ESSENTIAL PORTFOLIO CONSERVATIVE FUND A-CLASS
  SEPTEMBER 30, 2006*@                              $ --            $ --           $ .19        $ 10.19      1.90%

ESSENTIAL PORTFOLIO CONSERVATIVE FUND C-CLASS
  SEPTEMBER 30, 2006*@                                --              --             .18          10.18      1.80%

ESSENTIAL PORTFOLIO CONSERVATIVE FUND H-CLASS
  SEPTEMBER 30, 2006*@                                --              --             .20          10.20      2.00%

ESSENTIAL PORTFOLIO MODERATE FUND A-CLASS
  SEPTEMBER 30, 2006*@                                --              --             .14          10.14      1.40%

ESSENTIAL PORTFOLIO MODERATE FUND C-CLASS
  SEPTEMBER 30, 2006*@                                --              --             .12          10.12      1.20%

ESSENTIAL PORTFOLIO MODERATE FUND H-CLASS
  SEPTEMBER 30, 2006*@                                --              --             .14          10.14      1.40%

ESSENTIAL PORTFOLIO AGGRESSIVE FUND A-CLASS
  SEPTEMBER 30, 2006*@                                --              --             .15          10.15      1.50%

ESSENTIAL PORTFOLIO AGGRESSIVE FUND C-CLASS
  SEPTEMBER 30, 2006*@                                --              --             .12          10.12      1.20%

ESSENTIAL PORTFOLIO AGGRESSIVE FUND H-CLASS
  SEPTEMBER 30, 2006*@                                --              --             .14          10.14      1.40%

                                                   RATIOS TO AVERAGE
                                                      NET ASSETS:
                                                -----------------------
                                                                NET                    NET ASSETS,
                                                             INVESTMENT   PORTFOLIO      END OF
                                                  TOTAL        INCOME     TURNOVER    PERIOD (000'S
                                                EXPENSES++     (LOSS)      RATE***      OMITTED)
---------------------------------------------------------------------------------------------------
ESSENTIAL PORTFOLIO CONSERVATIVE FUND A-CLASS
  SEPTEMBER 30, 2006*@                              --        1.46%**        41%         $   213

ESSENTIAL PORTFOLIO CONSERVATIVE FUND C-CLASS
  SEPTEMBER 30, 2006*@                            0.75%**     0.72%**        41%             634

ESSENTIAL PORTFOLIO CONSERVATIVE FUND H-CLASS
  SEPTEMBER 30, 2006*@                              --        1.40%**        41%             544

ESSENTIAL PORTFOLIO MODERATE FUND A-CLASS
  SEPTEMBER 30, 2006*@                              --        0.28%**        23%             778

ESSENTIAL PORTFOLIO MODERATE FUND C-CLASS
  SEPTEMBER 30, 2006*@                            0.75%**    (0.64)%**       23%           2,124

ESSENTIAL PORTFOLIO MODERATE FUND H-CLASS
  SEPTEMBER 30, 2006*@                              --        0.13%**        23%           2,665

ESSENTIAL PORTFOLIO AGGRESSIVE FUND A-CLASS
  SEPTEMBER 30, 2006*@                              --        0.24%**        50%           1,008

ESSENTIAL PORTFOLIO AGGRESSIVE FUND C-CLASS
  SEPTEMBER 30, 2006*@                            0.75%**    (0.50)%**       50%           1,396

ESSENTIAL PORTFOLIO AGGRESSIVE FUND H-CLASS
  SEPTEMBER 30, 2006*@                              --        0.27%**        50%           1,523

  *   SINCE THE COMMENCEMENT OF OPERATIONS: JUNE 30, 2006.

 **   ANNUALIZED

*** PORTFOLIO TURNOVER RATE IS CALCULATED WITHOUT REGARD TO SHORT-TERM SECURITIES HAVING A MATURITY OF LESS THAN ONE YEAR.

  +   CALCULATED USING THE AVERAGE DAILY SHARES OUTSTANDING FOR THE PERIOD.

 ++ DOES NOT INCLUDE EXPENSES OF THE UNDERLYING FUNDS IN WHICH THE FUNDS INVEST. THE ANNUALIZED WEIGHTED AVERAGE EXPENSE RATIOS OF THE UNDERLYING FUNDS IN WHICH THE ESSENTIAL PORTFOLIO CONSERVATIVE FUND, THE ESSENTIAL PORTFOLIO MODERATE FUND, AND THE ESSENTIAL PORTFOLIO AGGRESSIVE FUND INVEST ARE 1.45%, 1.51%, AND 1.57%, RESPECTIVELY.

  @   UNAUDITED


                                  THE RYDEX SERIES FUNDS SEMI-ANNUAL REPORT | 13

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

1. SIGNIFICANT ACCOUNTING POLICIES

The Rydex Series Funds (the "Trust") is registered with the SEC under the Investment Company Act of 1940 (the "1940 Act") as a non-diversified, open-ended investment company, and is authorized to issue an unlimited number of no par value shares. The Trust offers five separate classes of shares, Investor Class Shares, Advisor Class Shares, A-Class Shares, C-Class Shares, and H-Class Shares. C-Class Shares have a 1% Contingent Deferred Sales Charge ("CDSC") if Shares are redeemed within 12 months of purchase. Sales of shares of each Class are made without a sales charge at the net asset value per share, with the exception of A-Class Shares. A-Class Shares are sold at net asset value, plus the applicable front-end sales charge. The sales charge varies depending on the amount of your purchase, but will not exceed 4.75%. A-Class Share purchases of $1 million or more have a 1% CDSC if Shares are redeemed within 18 months of purchase. The current sales charge rates are as follows:

                                               SALES CHARGE       SALES CHARGE
                                                 AS % OF           AS % OF NET
AMOUNT OF INVESTMENT                          OFFERING PRICE     AMOUNT INVESTED
--------------------------------------------------------------------------------
Less than $100,000                                4.75%               4.99%
$100,000 but less than
  $250,000                                        3.75%               3.90%
$250,000 but less than
  $500,000                                        2.75%               2.83%
$500,000 but less than
  $1,000,000                                      1.60%               1.63%
$1,000,000 or greater                             0.00%               0.00%

At September 30, 2006, the Trust consisted of fifty-three separate series: twenty-six Benchmark Funds, one Money Market Fund, nineteen Sector Funds, four Alternative Strategy Funds, and three Essential Portfolio Funds. This report covers the Essential Portfolio Funds (the "Funds"), while the Benchmark Funds, the Money Market Fund, the Sector Funds, and the Alternative Strategy Funds are contained in separate reports. Each Essential Portfolio Fund is a "fund of funds," which means that each Fund seeks to achieve its investment objective by investing primarily in other Rydex mutual funds (the "underlying funds") instead of in individual securities. At September 30, 2006, only A-Class, C-Class and H-Class Shares had been issued by the Funds. All share classes of the funds are subject to a 1% redemption fee when shares are redeemed after being held for less than 30 days.

The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America and are consistently followed by the Trust.

A. Traditional open-end investment companies ("Mutual Funds") are valued at their Net Asset Value (the "NAV") as of the close of business, usually 4:00 p.m., Eastern Time, on the valuation date. Exchange Traded Funds ("ETFs"), and closed-end investment companies ("closed-end funds") are valued at the last quoted sales price.

Equity securities of the underlying Funds listed on an exchange (New York Stock Exchange ("NYSE") or American Stock Exchange) are valued at the last quoted sales price as of close of business on the NYSE, usually 4:00 p.m., Eastern Time, on the valuation date. Equity securities of the underlying Funds listed on the Nasdaq market system are valued at the Nasdaq Official Closing Price, usually as of 4:00 p.m., Eastern Time, on the valuation date. Listed options held by the underlying funds are valued at the Official Settlement Price listed by the exchange, usually as of 4:00 p.m., Eastern Time. Over-the-Counter options held by the underlying funds are valued using the average bid price obtained from one or more security dealers. The value of futures contracts purchased and sold by the underlying funds are accounted for using the unrealized gain or loss on the contracts that is determined by marking the contracts to their current realized settlement prices. Financial futures contracts held by the underlying funds are valued at the last quoted sales price, usually as of 4:00 p.m., Eastern Time, on the valuation date. In the event that the exchange for a specific futures contract closes earlier than 4:00 p.m., Eastern Time, the futures contract is valued at the Official Settlement Price of the exchange. However, the underlying securities from which the futures contract value is derived are monitored until 4:00 p.m., Eastern Time, to determine if fair valuation would provide a more accurate valuation. Short-term securities held by the underlying funds are valued at amortized cost, which approximates market value.

The value of domestic equity index and credit default swap agreements entered into by the underlying funds is accounted for using the unrealized gain or loss on the agreements that is determined by marking the agreements to the last quoted value of the index that the swap pertains to at the close of the NYSE, usually 4:00 p.m., Eastern Time. The swap's market value is then adjusted to include dividends accrued, financing charges and/or interest associated with the swap agreements.

The value of foreign equity index, commodity index, and currency index swap agreements entered into by an underlying fund is accounted for using the unrealized


14 | THE RYDEX SERIES FUNDS SEMI-ANNUAL REPORT

--------------------------------------------------------------------------------

gain or loss on the agreements that is determined by marking the agreements to the price at which orders are being filled at the close of the NYSE, usually 4:00 p.m., Eastern Time. In the event that no order is filled at 4:00 p.m., Eastern Time, the security dealer provides a fair value quote at which the swap agreement is valued. The swap's market value is then adjusted to include dividends accrued, financing charges and/or interest associated with the swap agreements.

Investments of the underlying funds, including structured notes, for which market quotations are not readily available are valued at fair value as determined in good faith by Rydex Investments (the "Advisor"), an affiliated entity under direction of the Board of Trustees using methods established or ratified by the Board of Trustees. These methods include, but are not limited to: (i) general information as to how these securities and assets trade; (ii) in connection with futures contracts and options thereupon, and other derivative investments, information as to how (a) these contracts and other derivative investments trade in the futures or other derivative markets, respectively, and
(b) the securities underlying these contracts and other derivative investments trade in the cash market; and (iii) other information and considerations, including current values in related markets.

B. Securities transactions are recorded on the trade date for financial reporting purposes. Realized gains and losses from securities transactions are recorded using the identified cost basis. Proceeds from lawsuits related to investment holdings of the underlying funds are recorded as realized gains in the respective fund. Dividend income is recorded on the ex-dividend date, net of applicable taxes withheld by foreign countries. Interest income, including amortization of premiums and accretion of discount, is accrued on a daily basis.

C. Distributions of net investment income and distributions of net realized capital gains are recorded on the ex-dividend date and are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing treatments for items such as deferral of wash sales and post-October losses. Net investment income and loss, net realized gains and losses, and net assets are not affected by these differences.

D. When a Fund, or an underlying Absolute Return Strategies Fund, and/or Hedged Equity Fund engages in a short sale, an amount equal to the proceeds is reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the market value of the short sale. The Fund and/or underlying funds maintain a segregated account of cash and/or securities as collateral for short sales. The Fund and/or underlying funds are exposed to market risk based on the amount, if any, that the market value of the security exceeds the market value of the securities in the segregated account. Fees, if any, paid to brokers to borrow securities in connection with short sales are considered part of the cost of short sale transactions. In addition, the Fund and/or underlying funds must pay out the dividend rate of the equity or coupon rate of the treasury obligation to the purchaser and records this as an expense. Short Dividends or Interest Expense is a cost associated with the investment objective of short sales transactions, rather than an operational cost associated with the day-to-day management of any mutual fund.

E. Upon the purchase of an option by an underlying fund, the premium paid is recorded as an investment, the value of which is marked-to-market daily. When a purchased option expires, the underlying fund will realize a loss in the amount of the cost of the option. When the underlying fund enters into a closing sale transaction, the underlying fund will realize a gain or loss depending on whether the proceeds from the closing sale transaction are greater or less than the cost of the option. When an underlying fund exercises a put option, it will realize a gain or loss from the sale of the underlying security and the proceeds from such sale will be decreased by the premium originally paid. When an underlying fund exercises a call option, the cost of the security that the underlying fund purchases upon exercise will be increased by the premium originally paid. When an underlying fund writes (sells) an option, an amount equal to the premium received is entered in the Trust's accounting records as an asset and equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current value of the option written. When a written option expires, or if the underlying fund enters into a closing purchase transaction, the underlying fund realizes a gain (or loss if the cost of a closing purchase transaction exceeds the premium received when the option was sold).

F. The underlying funds may purchase or sell stock and bond index futures contracts and options on such futures contracts. Futures contracts are contracts for delayed delivery of securities at a specified future delivery date and at a specific price. Upon entering into a contract, an underlying fund deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the underlying fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and


                                  THE RYDEX SERIES FUNDS SEMI-ANNUAL REPORT | 15

--------------------------------------------------------------------------------

are recorded by the underlying fund as unrealized gains or losses. When the contract is closed, the underlying fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

G. The underlying funds may enter into swap agreements, which are over-the-counter contracts in which one party agrees to make periodic payments based on the change in market value of a specified equity security, basket of equity securities, or equity index in return for periodic payments based on a fixed or variable interest rate or the change in market value of a different equity security, basket of equity securities, equity index, or commodity index. Swap agreements are used to obtain exposure to an equity or market without owning or taking physical custody of securities. In accordance with a Revenue Ruling issued by the Internal Revenue Service (the "IRS"), the underlying Commodity Fund will not invest in commodity index swaps after September 30, 2006.

H. The underlying funds may invest in structured notes, which are over-the-counter contracts linked to the performance of an underlying benchmark such as interest rates, equity markets, equity indices, commodities indices, corporate credits or foreign exchange markets. A structured note is a type of bond in which an issuer borrows money from investors and pays back the principal, adjusted for performance of the underlying benchmark, at a specified maturity date. In addition, the contract may require periodic interest payments. Structured notes are used to obtain exposure to a market without owning or taking physical custody of securities or commodities.

I. The underlying funds' investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The underlying funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain and loss from investments.

Reported net realized foreign exchange gains or losses arise from sales of foreign currencies and currency gains or losses realized between the trade and settlement dates on investment transactions. Net unrealized exchange gains and losses arise from changes in the fair values of assets and liabilities other than investments in securities at the fiscal period end, resulting from changes in exchange rates.

J. The underlying funds may enter into forward currency contracts primarily to hedge against foreign currency exchange rate risks on its non-U.S. dollar denominated investment securities. When entering into a forward currency contract, an underlying fund agrees to receive or deliver a fixed quantity of foreign currency for an agreed-upon price on an agreed future date. These contracts are valued daily and the corresponding unrealized gain or loss on the contracts is measured by the difference between the forward foreign exchange rates at the dates of entry into the contracts and the forward rates at the reporting date.

K. The underlying funds may also purchase American Depository Receipts, U.S. Government securities, enter into repurchase agreements, and engage in futures, options and swap transactions.

L. The Funds and/or underlying funds may leave cash overnight in their cash account with the custodian, U.S. Bancorp. Periodically, a Fund or underlying fund may have cash due to custodian bank as an overdraft balance. A fee is incurred on this overdraft, calculated by multiplying the overdraft by a rate based on the federal funds rate. Segregated cash with the broker is held as collateral for investments in derivative instruments such as futures contracts and index swap agreements.

M. Certain U.S. Government and Agency Obligations are traded on a discount basis; the interest rates reflect the discount rates paid at the time of purchase by the underlying funds. Other securities bear interest payable at fixed dates through maturity.

N. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates.

2. FINANCIAL INSTRUMENTS

As part of their investment strategies, the underlying funds may utilize a variety of derivative instruments, including options, futures, options on futures, structured notes, swap agreements, and short sales. These investments involve, to varying degrees, elements of market risk and risks in excess of the amounts recognized in the Statements of Assets and Liabilities.


16 | THE RYDEX SERIES FUNDS SEMI-ANNUAL REPORT

--------------------------------------------------------------------------------

In the normal course of business, the underlying funds enter into contracts that contain a variety of representations and warranties, which provide general indemnifications. The underlying funds' maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the underlying funds and/or its affiliates that have not yet occurred. However, based on experience, the underlying funds expect the risk of loss to be remote.

The risk associated with purchasing options is limited to the premium originally paid. Options written by an underlying fund involve, to varying degrees, risk of loss in excess of the option value reflected in the Statements of Assets and Liabilities. The risk in writing a covered call option is that an underlying fund may forego the opportunity for profit if the market price of the underlying security increases and the option is exercised. The risk in writing a covered put option is that an underlying fund may incur a loss if the market price of the underlying security decreases and the option is exercised. In addition, there is the risk that an underlying fund may not be able to enter into a closing transaction because of an illiquid secondary market or, for over-the-counter options, because of the counterparty's inability to perform. The Trust has established strict counterparty credit guidelines and enters into transactions only with financial institutions of investment grade or better.

There are several risks in connection with the use of futures contracts. Futures contracts involve, to varying degrees, risk of loss in excess of amounts reflected in the financial statements. Risks may be caused by an imperfect correlation between movements in the price of the instruments and the price of the underlying securities. In addition, there is the risk that an underlying fund may not be able to enter into a closing transaction because of an illiquid secondary market.

There are several risks associated with the use of structured notes. Structured securities are leveraged, providing an exposure to the underlying benchmark of three times the face amount and increasing the volatility of each note relative to the change in the underlying linked financial instrument. A highly liquid secondary market may not exist for the structured notes an underlying fund invests in which may make it difficult for the underlying fund to sell the structured notes it holds at an acceptable price or to accurately value them. In addition, structured notes are subject to the risk that the counterparty to the instrument, or issuer, might not pay interest when due or repay principal at maturity of the obligation. Although the Trust will not invest in any structured notes unless the Advisor believes that the issuer is creditworthy, an underlying fund does bear the risk of loss of the amount expected to be received in the event of the default or bankruptcy of the issuer. The Trust has established strict counterparty credit guidelines and enters into transactions only with financial institutions of investment grade or better.

The use of swaps involves risks that are different from those associated with ordinary portfolio securities transactions. Swap agreements may be considered to be illiquid. Although the Trust will not enter into any swap agreement unless the Advisor believes that the other party to the transaction is creditworthy, the underlying funds bear the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of the agreement counterparty. The Trust has established strict counterparty credit guidelines and enters into transactions only with financial institutions of investment grade or better.

Short sales are transactions in which a Fund or an underlying Absolute Return Strategies Fund, and/or Hedged Equity Fund sells a security it does not own. If the security the Fund and/or underlying funds sold short goes down in price between the time the Fund and/or underlying funds sell the security and closes its short position, the Fund and/or underlying funds will realize a gain on the transaction. Conversely, if the security goes up in price during the period, the Fund and/or underlying funds will realize a loss on the transaction. The risk of such price increases is the principal risk of engaging in short sales.

In conjunction with the use of options, futures, options on futures, swap agreements, as well as short sales of securities, the underlying funds are required to maintain collateral in various forms. The underlying funds use, where appropriate, depending on the financial instrument utilized and the broker involved, margin deposits at the broker, cash and/or securities segregated at the custodian bank, discount notes, or the repurchase agreements allocated to each underlying fund.

The risks inherent in the use of options, futures contracts, options on futures contracts, structured notes, swap agreements, as well as short sales of securities include i) adverse changes in the value of such instruments; ii) imperfect correlation between the price of the instruments and movements in the price of the underlying securities, indices, or futures contracts; iii) the possible absence of a liquid secondary market for any particular instrument at any time; and iv) the potential of counterparty default.


                                  THE RYDEX SERIES FUNDS SEMI-ANNUAL REPORT | 17

--------------------------------------------------------------------------------

3. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

As part of its agreement with the Trust, the Advisor will pay all expenses of the Essential Portfolios, including the cost of transfer agency, fund administration, audit and other services, excluding interest expense, taxes (expected to be de minimis), brokerage commissions and other expenses connected with the execution of portfolio transactions, short dividend expenses, and extraordinary expenses.

Each Fund will also indirectly bear a proportionate share of the total operating expenses (including investment management, shareholder servicing, custody, transfer agency, audit and other underlying fund expenses) of the underlying funds in which the Funds invest. In addition, some underlying funds charge redemption fees if a shareholder, including a Fund, redeems shares before the end of the funds' requisite holding period. Therefore, if a Fund sells shares of an underlying fund that are subject to a redemption fee, the Fund will be responsible for paying the redemption fee to the underlying fund.

Rydex Investments, an affiliated entity, provides transfer agent and administrative services to the Funds. However, the related fees are paid by the Advisor, as noted above.

Rydex Investments also provides accounting services to the Funds. However, the related fees are paid by the Advisor, as noted above. Certain officers and trustees of the Trust are also officers of Rydex Investments.

The Funds have not adopted a Distribution Plan and a Shareholder Services Plan with respect to A-Class Shares and H-Class Shares. Instead, the Funds invest in underlying funds that have a distribution plan that allows the underlying funds to pay distribution fees to the Distributor and other firms that provide distribution services ("Service Providers"). The underlying funds will pay distribution fees to the Distributor at an annual rate not to exceed 0.25% of average daily net assets, pursuant to Rule 12b-1 under the 1940 Act, as amended. If a Service Provider provides distribution or shareholder services, the Distributor will, in turn, pay the Service Provider for the services it provides at an annual rate not to exceed 0.25% of the average daily net assets of a Fund.

The Funds have adopted a Distribution Plan and a Shareholder Services Plan pursuant to Rule 12b-1 under the 1940 Act, as amended, applicable to C-Class Shares that allows the Funds to pay annual distribution and service fees of 0.75% of the Funds' average daily net assets. The annual 0.50% distribution fee reimburses the Distributor for paying the shareholders' financial advisors an on-going sales commission. The annual 0.25% service fee compensates the shareholders' financials advisors for providing ongoing services to the shareholders. The Distributor advances the first year's distribution and service fees, and retains the distribution and service fees on accounts with no authorized intermediary of record.

4. FEDERAL INCOME TAX INFORMATION

The Funds intend to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and will distribute all net investment income and capital gains to shareholders. Therefore, no Federal income tax provision is required.

Income and capital gain distributions are determined in accordance with Federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing treatments for losses deferred due to wash sales, losses deferred due to post-October losses, and excise tax regulations.

Permanent book and tax basis differences, if any, relating to shareholder distributions will result in reclassifications to paid-in capital. This includes net operating losses not utilized during the current year, capital loss carryforward expired, and the utilization of earnings and profits distributed to the shareholders on redemption of shares as part of the dividends paid deduction for income tax purposes. These reclassifications have no effect on net assets or net asset values per share. Any taxable gain remaining at fiscal year end is distributed in the following year.

On July 13, 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. At this time, management is evaluating the implications of FIN 48 and its impact in the financial statements has not yet been determined.


18 | THE RYDEX SERIES FUNDS SEMI-ANNUAL REPORT

--------------------------------------------------------------------------------

At September 30, 2006, the cost of securities for Federal income tax purposes, the aggregate gross unrealized gain for all securities for which there was an excess of value over tax cost and the aggregate gross unrealized loss for all securities for which there was an excess of tax cost over value, were as follows:

                                                                  TAX UNREALIZED      TAX UNREALIZED      NET UNREALIZED
FUND                                               TAX COST                 GAIN                LOSS                GAIN
------------------------------------------------------------------------------------------------------------------------
Essential Portfolio Conservative Fund            $1,369,073              $14,285            $ (3,729)            $10,556
Essential Portfolio Moderate Fund                 5,292,693               70,519             (32,145)             38,374
Essential Portfolio Aggressive Fund               3,794,068               64,987             (28,575)             36,412

5. SECURITIES TRANSACTIONS

During the period ended September 30, 2006, cost of purchases and proceeds from sales of investment securities, excluding short-term and temporary cash investments, were:

                                                     ESSENTIAL PORTFOLIO     ESSENTIAL PORTFOLIO     ESSENTIAL PORTFOLIO
                                                       CONSERVATIVE FUND           MODERATE FUND         AGGRESSIVE FUND
------------------------------------------------------------------------------------------------------------------------
Purchases                                                     $1,661,765              $5,831,765              $4,828,424
Sales                                                         $  289,073              $  537,444              $1,018,547


                                  THE RYDEX SERIES FUNDS SEMI-ANNUAL REPORT | 19

--------------------------------------------------------------------------------

6. SHARE TRANSACTIONS

The Trust is authorized to distribute an unlimited number of no par value shares. Transactions in shares for the periods presented were:

                                                                    PURCHASED THROUGH
                                              SHARES PURCHASED    DIVIDEND REINVESTMENT    SHARES REDEEMED    NET SHARES PURCHASED
----------------------------------------------------------------------------------------------------------------------------------
                                                PERIOD ENDED           PERIOD ENDED          PERIOD ENDED         PERIOD ENDED
                                               SEPTEMBER 30,          SEPTEMBER 30,         SEPTEMBER 30,        SEPTEMBER 30,
                                                       2006+                  2006+                 2006+                2006+
----------------------------------------------------------------------------------------------------------------------------------
ESSENTIAL PORTFOLIO CONSERVATIVE FUND*
     A-Class                                          20,883                     --                    --               20,883
     C-Class                                          68,472                     --                (6,232)              62,240
     H-Class                                          71,231                     --               (17,869)              53,362

ESSENTIAL PORTFOLIO MODERATE FUND*
     A-Class                                          77,085                     --                  (350)              76,735
     C-Class                                         227,918                     --               (17,980)             209,938
     H-Class                                         285,239                     --               (22,284)             262,955

ESSENTIAL PORTFOLIO AGGRESSIVE FUND*
     A-Class                                         100,380                     --                (1,040)              99,340
     C-Class                                         180,942                     --               (42,928)             138,014
     H-Class                                         165,999                     --               (15,805)             150,194

*     SINCE THE COMMENCEMENT OF OPERATIONS: JUNE 30, 2006

+     UNAUDITED.


20 | THE RYDEX SERIES FUNDS SEMI-ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONCLUDED)
--------------------------------------------------------------------------------

7. CHANGE IN INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The Board has selected Ernst & Young LLP (E&Y) to serve as the Funds' independent registered public accounting firm for the fiscal year ended March 31, 2007. The decision to select E&Y was recommended by the Audit Committee and was approved by the Board on September 25, 2006. During the Funds' fiscal years ended March 31, 2006 and March 31, 2005, none of the Funds, their portfolios nor anyone on their behalf consulted with E&Y on items which (i) concerned the application of accounting principles to a specified transaction, either completed or proposed, or the type of audit opinion that might be rendered on the Funds' financial statements; or (ii) concerned the subject of a disagreement (as defined in paragraph (a)(1)(iv) of Item 304 of Regulation S-K) or reportable events (as described in paragraph (a)(1)(iv) of said Item 304).

The selection of E&Y does not reflect any disagreements with or dissatisfaction by the Funds or the Board with the performance of the Funds' prior auditor, PricewaterhouseCoopers LLP (PwC). The decision to dismiss PwC effective upon its completion of its audits for the fiscal year ended March 31, 2006 and to select E&Y was recommended by the Funds' Audit Committee and approved by the Funds' Board of Trustees. PwC's report on the Funds' financial statements for the fiscal years ended March 31, 2006 and 2005 contained no adverse opinion or disclaimer of opinion nor were they qualified or modified as to uncertainty, audit scope or accounting principles. During the Funds' fiscal years ended March 31, 2006 and March 31, 2005, (i) there were no disagreements with PwC on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure, which disagreements, if not resolved to the satisfaction of PwC, would have caused it to make reference to the subject matter of the disagreements in connection with its report on the Funds' financial statements for such years, and (ii) there were no "reportable events" of the kind described in Item 304(a)(1)(v) of Regulation SK under the Securities and Exchange Act of 1934, as amended.


                                  THE RYDEX SERIES FUNDS SEMI-ANNUAL REPORT | 21

OTHER INFORMATION (UNAUDITED)
--------------------------------------------------------------------------------

PROXY VOTING INFORMATION

A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to securities held in the Funds' portfolios is available, without charge and upon request, by calling 1-800-820-0888. This information is also available from the EDGAR database on the SEC's website at http://www.sec.gov.

QUARTERLY PORTFOLIO SCHEDULES INFORMATION

The Trust files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q; which are available on the SEC's website at http://www.sec.gov. The Funds' Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC, and that information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. Copies of the portfolio holdings are also available to shareholders, without charge and upon request, by calling 1-800-820-0888.

RYDEX INVESTMENTS BOARD REVIEW AND APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT

The Investment Company Act of 1940 (the "1940 Act") requires that the initial approval of, as well as the continuation of, a fund's investment advisory agreement be specifically approved (1) by the vote of the trustees or by a vote of the shareholders of the fund, and (2) by the vote of a majority of the trustees who are not parties to the investment advisory agreement or "interested persons" of any party (the "Independent Trustees"), cast in person at a meeting called for the purpose of voting on such approval. In connection with such approvals, the fund's trustees must request and evaluate, and the investment adviser is required to furnish, such information as may be reasonably necessary to evaluate the terms of the advisory agreement. In addition, the Securities and Exchange Commission (the "SEC") takes the position that, as part of their fiduciary duties with respect to fund fees, fund boards are required to evaluate the material factors applicable to a decision to approve an investment advisory agreement.

Consistent with these responsibilities, the Rydex Series Funds Board of Trustees (the "Board") calls and holds one meeting each year that is dedicated to considering whether to renew the investment advisory agreement between Rydex Series Funds (the "Trust") and PADCO Advisors, Inc., which does business under the name Rydex Investments ("Rydex Investments"), (the "Advisory Agreement") with respect to existing funds in the Trust, including the funds discussed in this Semi-Annual Report (each a "Fund" and collectively, the "Funds"), and to reviewing certain other agreements pursuant to which Rydex Investments provides investment advisory services to certain other registered investment companies. In preparation for the meeting, the Board requests and reviews a wide variety of materials provided by Rydex Investments, including information about Rydex Investments' affiliates, personnel and operations. The Board also receives data provided by third parties. This information is in addition to the detailed information about the Funds that the Board reviews during the course of each year, including information that relates to Fund operations and performance. The Board also receives a memorandum from Fund counsel regarding the responsibilities of the Board for the approval of investment advisory agreements. In addition, the Independent Trustees receive advice from independent counsel to the Independent Trustees, meet in executive session outside the presence of fund management, and participate in question and answer sessions with representatives of Rydex Investments.

At a meeting held on August 27 and 28, 2006, the Board approved the selection of Rydex Investments and the continuance of the Advisory Agreement for an additional one-year period, based on its review of qualitative and quantitative information provided by Rydex Investments. The Board's approval of the Advisory Agreement was based on consideration and evaluation of a variety of specific factors discussed at that meeting and at prior meetings, including:

      NATURE, EXTENT AND QUALITY OF SERVICES PROVIDED BY RYDEX INVESTMENTS

      The Board reviewed the scope of services to be provided by Rydex Investments under the Advisory Agreement and noted that there would be no significant differences between the scope of services required to be provided by Rydex Investments for the past year and the scope of services required to be provided by Rydex Investments for the upcoming year. In reviewing the scope of services provided to the Funds by Rydex Investments, the Board reviewed and discussed Rydex Investments' investment experience, noting that Rydex Investments and its affiliates have committed significant resources over time to the support of the Funds. The Board also considered Rydex Investments' compliance program and its compliance record with respect to the Funds. In that regard, the Board noted that Rydex Investments provides information regarding the portfolio management and compliance to the Board on a periodic basis in connection with regularly scheduled meetings of the Board. In addition to the above considerations, the Board reviewed and considered Rydex Investments' investment processes and strategies, and matters related to


22 | THE RYDEX SERIES FUNDS SEMI-ANNUAL REPORT

--------------------------------------------------------------------------------

      Rydex Investments' portfolio transaction policies and procedures. In particular, the Board noted the substantial volume of portfolio trades and shareholder transaction activity, in general, processed by Rydex Investments due to the unlimited exchange policy of the majority of the Funds. The Board further noted that the Funds have met their investment objectives consistently since their relevant inception dates. Based on this review, the Board concluded that the nature, extent and quality of services to be provided by Rydex Investments to the Funds under the Advisory Agreement were appropriate and continued to support the Board's original selection of Rydex Investments as investment adviser to the Funds.

      FUND EXPENSES AND PERFORMANCE OF THE FUNDS AND RYDEX INVESTMENTS

      The Board reviewed statistical information prepared by Rydex Investments regarding the expense ratio components, including actual advisory fees, waivers/reimbursements, and gross and net total expenses of each Fund in comparison with the same information for other funds registered under the 1940 Act determined by Rydex Investments to comprise each Fund's applicable peer group. Because few funds seek to provide unlimited exchange privileges similar to those of the Funds (other than the Commodities Fund, Multi-Cap Core Equity Fund, Sector Rotation Fund, Absolute Return Strategies Fund, and Hedged Equity Fund), each Fund's applicable peer group is generally limited to the funds of two unaffiliated mutual fund families. In addition, the Board reviewed statistical information prepared by Rydex Investments relating to the performance of each Fund, as well as each Fund's ability to successfully track its benchmark over time, and a comparison of each Fund's performance to funds with similar investment objectives for the same periods and to appropriate indices/benchmarks, in light of total return, yield and market trends. The Board further noted that despite the unique nature of the Funds, the peer fund information presented to the Board was meaningful because the peer funds' investment objectives and strategies were closely aligned with those of the Funds. The Board noted that most of the Funds either outperformed their peer funds or performed in line with them over relevant periods. The Board also noted that the investment advisory fees and overall expenses for the Funds were generally lower than or in line with the investment advisory fee rates and overall expenses of the peer funds. Based on this review, the Board concluded that the investment advisory fees and expense levels and the historical performance of the Funds, as managed by Rydex Investments, as compared to the investment advisory fees and expense levels and performance of the peer funds, were satisfactory for the purposes of approving the continuance of the Advisory Agreement.

      COSTS OF SERVICES PROVIDED TO THE FUNDS AND PROFITS REALIZED BY RYDEX INVESTMENTS AND ITS AFFILIATES

      The Board reviewed information about the profitability of the Funds to Rydex Investments based on the advisory fees payable under the Advisory Agreement for the last calendar year. Rydex Investments also presented the Board with material discussing its methodology for determining the level of advisory fees assessable to the Funds. The Board analyzed the Funds' expenses, including the investment advisory fees paid to Rydex Investments. The Board also reviewed information regarding direct revenue received by Rydex Investments and ancillary revenue received by Rydex Investments and/or its affiliates in connection with the services provided to the Funds by Rydex Investments (as discussed below) and/or its affiliates. The Board also discussed Rydex Investments' profit margin as reflected in Rydex Investments' profitability analysis and reviewed information regarding economies of scale (as discussed below). Based on this review, the Board concluded that the profits to be realized by Rydex Investments and its affiliates under the Advisory Agreement and from other relationships between the Funds and Rydex Investments and/or its affiliates, if any, were within the range the Board considered reasonable and appropriate.

      ECONOMIES OF SCALE

      In connection with its review of the Funds' profitability analysis, the Board reviewed information regarding economies of scale or other efficiencies that may result from increases in the Funds' asset levels. The Board noted that the Advisory Agreement for the Funds did not provide for any breakpoints in the investment advisory fee rates as a result of increases in the asset levels of such Funds. The Board also noted that though Rydex Investments' assets under management were significant, the amount is spread among more than 95 Funds. Further limiting the realization of economies of scale is the ability of shareholders of a majority of the Funds to engage in unlimited trading. The Board also reviewed Rydex Investments' historic profitability as investment adviser to the Funds and determined that reductions in fee rates or additions of breakpoints were not warranted at this juncture. Based on this review, the Board, recognizing its responsibility to consider this issue at least annually, concluded that there are limited economies of scale to share with the Funds' shareholders.


                                  THE RYDEX SERIES FUNDS SEMI-ANNUAL REPORT | 23

OTHER INFORMATION (UNAUDITED) (CONCLUDED)
--------------------------------------------------------------------------------

      OTHER BENEFITS TO RYDEX INVESTMENTS AND/OR ITS AFFILIATES

      In addition to evaluating the services provided by Rydex Investments, the Board also considered the nature, extent, quality and cost of the administrative, distribution, and shareholder services performed by Rydex Investments' affiliates under separate agreements. The Board noted that Rydex Investments reports its use of soft dollars to the Board on a quarterly basis, as well as any portfolio transactions on behalf of the Funds placed through an affiliate of the Funds or Rydex Investments pursuant to Rule 17e-1 under the 1940 Act. Based on its review, the Board concluded that the nature and quality of the services provided by Rydex Investments' affiliates to the Trust will benefit the Funds' shareholders, and that any ancillary benefits would not be disadvantageous to the Funds' shareholders, particularly in light of the Board's view that the Funds' shareholders benefit from investing in a fund that is part of a large family of funds offering a variety of investment strategies and services.

Based on the above analysis, the Board determined that the Advisory Agreement, including the investment advisory fee rates thereunder, are fair and reasonable in light of all relevant circumstances and concluded that it is in the best interest of the Funds and their shareholders to continue the Advisory Agreement.


24 | THE RYDEX SERIES FUNDS SEMI-ANNUAL REPORT

INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (UNAUDITED)
--------------------------------------------------------------------------------

A Board of Trustees oversees all Rydex Investments, in which its members have no stated term of service, and continue to serve after election until resignation. The Statement of Additional Information includes further information about Fund Trustees and Officers, and can be obtained without charge by calling 1-800-820-0888.

All Trustees and Officers may be reached c/o Rydex Investments, 9601 Blackwell Rd., Suite 500, Rockville, MD 20850.

TRUSTEES AND OFFICERS

  NAME, POSITION AND                       LENGTH OF SERVICE AS TRUSTEE                      NUMBER OF
     YEAR OF BIRTH                                 (YEAR BEGAN)                            FUNDS OVERSEEN
-------------------------                --------------------------------               --------------------
CARL G. VERBONCOEUR*                         Rydex Series Funds - 2004                          132
Trustee, President (1952)                   Rydex Variable Trust - 2004
                                            Rydex Dynamic Funds - 2004
                                              Rydex ETF Trust - 2004

PRINCIPAL OCCUPATIONS DURING PAST FIVE YEARS: Chief Executive Officer and
Treasurer of Rydex Specialized Products, LLC (2005 to present); Chief Executive
Officer of Rydex Fund Services, Inc., PADCO Advisors, Inc., PADCO Advisors II,
Inc., and Rydex Distributors, Inc. (2003 to present); Executive Vice President of Rydex Fund Services, Inc. (2000 to 2003); Vice President of Rydex Fund
Services, Inc. and Rydex Distributors, Inc. (1997 to 2000)
                                         --------------------------------

MICHAEL P. BYRUM*                            Rydex Series Funds - 2005                          132
Trustee, Vice President                     Rydex Variable Trust - 2005
(1970)                                      Rydex Dynamic Funds - 2005
                                              Rydex ETF Trust - 2005

PRINCIPAL PRINCIPAL OCCUPATIONS DURING PAST FIVE YEARS: Secretary of Rydex
Specialized Products, LLC (2005 to present); Secretary of Rydex Series Funds,
Rydex Variable Trust, and Rydex Dynamic Funds (2004 to present); Vice President of Rydex Series Funds (1997 to present); Vice President of Rydex Variable Trust
(1998 to present); Vice President of Rydex Dynamic Funds (1999 to present); Vice
President of Rydex ETF Trust (2002 to present); President and Trustee of Rydex
Capital Partners SPhinX Fund (2003 to 2006); President of Rydex Global Advisors
(2004 to present); Chief Operating Officer of Rydex Global Advisors and Rydex
Distributors, Inc. (2003 to 2004)
--------------------------------------------------------------------------------

INDEPENDENT TRUSTEES

  NAME, POSITION AND                       LENGTH OF SERVICE AS TRUSTEE                      NUMBER OF
     YEAR OF BIRTH                                 (YEAR BEGAN)                            FUNDS OVERSEEN
-------------------------                --------------------------------               --------------------
JOHN O. DEMARET                              Rydex Series Funds - 1997                          125
Trustee, Chairman of the                    Rydex Variable Trust - 1998
Board (1940)                                Rydex Dynamic Funds - 1999
                                              Rydex ETF Trust - 2003

PRINCIPAL OCCUPATIONS DURING PAST FIVE YEARS: Retired
                                         --------------------------------

COREY A. COLEHOUR                            Rydex Series Funds - 1993                          125
Trustee (1945)                              Rydex Variable Trust - 1998
                                            Rydex Dynamic Funds - 1999
                                              Rydex ETF Trust - 2003

PRINCIPAL OCCUPATIONS DURING PAST FIVE YEARS: Senior Vice President of
Marketing/Co-Owner, Schield Management Company
                                         --------------------------------

J. KENNETH DALTON                            Rydex Series Funds - 1995                          125
Trustee (1941)                              Rydex Variable Trust - 1998
                                            Rydex Dynamic Funds - 1999
                                              Rydex ETF Trust - 2003

PRINCIPAL OCCUPATIONS DURING PAST FIVE YEARS: Mortgage Banking Consultant and
Investor, The Dalton Group
                                         --------------------------------

WERNER E. KELLER                             Rydex Series Funds - 2005                          125
Trustee (1940)                              Rydex Variable Trust - 2005
                                            Rydex Dynamic Funds - 2005
                                              Rydex ETF Trust - 2005

PRINCIPAL OCCUPATIONS DURING PAST FIVE YEARS: Retired (2001 to present);
Chairman, Centurion Capital Management (1991 to 2001)
                                         --------------------------------


                                  THE RYDEX SERIES FUNDS SEMI-ANNUAL REPORT | 25

INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (UNAUDITED) (CONCLUDED)
--------------------------------------------------------------------------------

  NAME, POSITION AND                       LENGTH OF SERVICE AS TRUSTEE                      NUMBER OF
     YEAR OF BIRTH                                 (YEAR BEGAN)                            FUNDS OVERSEEN
-------------------------                --------------------------------               --------------------
THOMAS F. LYDON, JR.                         Rydex Series Funds - 2005                          125
Trustee (1960)                              Rydex Variable Trust - 2005
                                            Rydex Dynamic Funds - 2005
                                              Rydex ETF Trust - 2005

PRINCIPAL OCCUPATIONS DURING PAST FIVE YEARS: President, Global Trends
Investments
                                         --------------------------------

PATRICK T. MCCARVILLE                        Rydex Series Funds - 1997                          125
Trustee (1942)                              Rydex Variable Trust - 1998
                                            Rydex Dynamic Funds - 1999
                                              Rydex ETF Trust - 2003

PRINCIPAL OCCUPATIONS DURING PAST FIVE YEARS: Founder and Chief Executive
Officer, Par Industries, Inc.
                                         --------------------------------

ROGER SOMERS                                 Rydex Series Funds - 1993                          125
Trustee (1944)                              Rydex Variable Trust - 1998
                                            Rydex Dynamic Funds - 1999
                                              Rydex ETF Trust - 2003

PRINCIPAL OCCUPATIONS DURING PAST FIVE YEARS: Owner, Arrow Limousine
--------------------------------------------------------------------------------

EXECUTIVE OFFICERS

  NAME, POSITION AND                                                         PRINCIPAL OCCUPATIONS
    YEAR OF BIRTH                                                            DURING PAST FIVE YEARS
------------------------------                                            ---------------------------
NICK BONOS*                                             Chief Financial Officer of Rydex Specialized Products, LLC (2005
Vice President and Treasurer (1963)                     to present); Vice President and Treasurer of Rydex Series Funds,
                                                        Rydex Variable Trust, Rydex Dynamic Funds, and Rydex ETF Trust
                                                        (2003 to present); Senior Vice President of Rydex Fund Services,
                                                        Inc. (2003 to present); Vice President and Treasurer of Rydex
                                                        Capital Partners SPhinX Fund (2003 to 2006); Vice President of
                                                        Accounting of Rydex Fund Services, Inc. (2000 to 2003)

JOANNA M. HAIGNEY*                                      Chief Compliance Officer Rydex Series Funds, Rydex Variable
Chief Compliance Officer and                            Trust, and Rydex Dynamic Funds (2004 to present); Secretary of
Secretary (1966)                                        Rydex Series Funds, Rydex Variable Trust, and Rydex Dynamic
                                                        Funds (2000 to present); Secretary of Rydex ETF Trust (2002 to present); Vice President of Compliance of Rydex Fund Services,
                                                        Inc. (2000 to present); Secretary of Rydex Capital Partners
                                                        SphinX Fund (2003 to 2006)

JOSEPH ARRUDA*                                          Assistant Treasurer of Rydex Series Funds, Rydex Variable Trust,
Assistant Treasurer (1966)                              Rydex Dynamic Funds, Rydex ETF Trust (2006); Vice President of
                                                        Rydex Fund Services, Inc. (2004 to present); Director of
                                                        Accounting of Rydex Fund Services, Inc. (2003 to 2004); Vice
                                                        President of Mutual Funds, State Street Bank & Trust (2000 to
                                                        2003)

PAULA BILLOS*                                           Controller of Rydex Series Funds, Rydex Variable Trust, Rydex
Controller (1974)                                       Dynamic Funds, Rydex ETF Trust (2006); Director of Fund
                                                        Administration of Rydex Fund Services, Inc. (2001 to present)

* OFFICERS OF THE FUNDS ARE DEEMED TO BE "INTERESTED PERSONS" OF THE TRUST, WITHIN THE MEANING OF SECTION 2(a)(19) OF THE 1940 ACT, INASMUCH AS THIS PERSON IS AFFILIATED WITH THE ADVISOR.


26 | THE RYDEX SERIES FUNDS SEMI-ANNUAL REPORT

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

[LOGO] RYDEXINVESTMENTS
       ESSENTIAL FOR MODERN MARKETS(TM)

       9601 Blackwell Road, Suite 500
       Rockville, MD 20850
       www.rydexinvestments.com
       800-820-0888
       RSEP-SEMI-0906x0307

Item 2. Code of Ethics.

Not applicable at this time.

Item 3. Audit Committee Financial Expert.

Not applicable at this time.

Item 4. Principal Accountant Fees and Services.

Not applicable at this time.

Item 5.  Audit Committee of Listed Registrants.

Not applicable.

Item 6. Schedule of Investments

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.


Not applicable.

Item 11. Controls and Procedures.

(a) Based on their evaluation on December 7, 2006, the President (principal executive officer) and the Treasurer (principal financial officer) of the Rydex Series Funds (the "Trust") believe that there were no significant deficiencies in the design or operation of the internal controls of the Trust or Rydex Investments ("RI"), the investment advisor and manager of the Trust, or Rydex Distributors, Inc. ("RD"), which acts as distributor for the Trust, including disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) which would have adversely affected the ability of the Trust or RGA on behalf of the Trust, to record, process, summarize, and report the subject matter contained in this Report, and the President and Treasurer of the Trust have identified no material weaknesses in such internal controls on behalf of the Trust.

There was no fraud, whether or not material, involving officers or employees of RI, RD or the Trust who have a significant role in the Trust's internal controls, including disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) that has come to the attention of the Advisor or the officers of the Trust, including its President and Treasurer.

(b) There were no significant changes in the Trust's or RI's internal controls over financial reporting, (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)(2) Separate certifications by the President (principal executive officer) and Treasurer (principal financial officer) of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) are attached.

(b) A certification by the registrant's President (principal executive officer) and Treasurer (principal financial officer) as required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)) is attached.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant)                    Rydex Series Funds
            --------------------------------------------------------------------

By (Signature and Title)*        /s/ Carl G. Verboncoeur
                        --------------------------------
                                Carl G. Verboncoeur
                                President

Date     December 7, 2006
     ---------------------------------------------------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*       /s/ Carl G. Verboncoeur
                        -------------------------------
                                Carl G. Verboncoeur
                                President

Date     December 7, 2006
     ---------------------------------------------------------------------------

By (Signature and Title)*       /s/ Nick Bonos
                                ----------------------------
                                Nick Bonos
                                Vice President and Treasurer

Date     December 7, 2006
     ---------------------------------------------------------------------------

*Print the name and title of each signing officer under his or her signature.